                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-08648
                                                     ---------

                                 WT Mutual Fund
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Neil Wolfson
                              1100 N. Market Street
                              Wilmington, DE 19890
               ---------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 800-254-3948
                                                            ------------
                        Date of fiscal year end: June 30
                                                 -------
                   Date of reporting period: December 31, 2005
                                             -----------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

The Federal Reserve (the "Fed") entered the 3rd quarter systematically working to remove its accommodative monetary policy through incremental rate hikes and they completed the quarter equally focused upon this task. Two more rate hikes took place during the quarter bringing the Federal Fund rate up to 3.75%. Throughout much of the Fed's campaign to raise rates, the shorter and longer maturities have conflicted over direction, with short-term rates moving higher due to the Fed's policy changes while long-term rates have at times held steady or declined. This problem was popularly described by Fed Chair Alan Greenspan as a "conundrum" and has been the source of countless arguments as to why it was taking place. However, the "conundrum" lost some of its allure over the market as bonds behaved in a more traditional fashion over the past three months. Two-Year Treasury Notes rose by 52 basis points in yield to reach 4.17% by the end of September. At the same time, Ten Year Treasury Notes added 38 basis points to yield 4.32%. While the yield curve did flatten by 14 basis points, the overall rate movement with both ends of the maturity spectrum moving up is much more consistent with historic rate change patterns. As the horrific devastation from Hurricane Katrina caused much of the nation to come to a standstill, expectations regarding the Fed were momentarily reevaluated by the markets. Thoughts that the Fed might decide to pass on hiking rates caused short-term rates to rally and the yield curve to steepen. However, traders and economists came to the conclusion that the Fed was much more likely to treat the impacts of Katrina as temporary and with the economy growing well before the storms and fears of inflation heightened by the surge in energy product prices, the Fed would not likely deviate from their 15 month old pattern. Indeed, the Fed confirmed this expectation with their 11th consecutive rate hike in late September.

The final quarter of the calendar year witnessed a return to the previous pattern of sizeable increases in short-term yields with only modest changes posted further out the yield curve. The Fed implemented two 25 basis point increases and these increases were reflected in 3 and 6 month bill rates which were up 53 and 46 basis points, respectively. Ten-Year Treasury Notes added a mere 7 basis points to yield 4.39% by the end of the year while yields on 30-Year Treasuries actually fell by 3 basis points. The flattening of the yield curve has been one of the most consistent trends of the past 12 to 18 months and reached a critical juncture as the year ended. The normal positive shape to the yield curve with rates at higher levels as maturities lengthen had given way to a modestly negative curve from two years to five years. This condition, also called an inverted curve, has significant implications, most notably that the vast majority of previous recessions have experienced this financial pricing aberration.

Overall though, 2006 could turn out to be a challenging year for investors. At least in the first half of the year, the investment markets will be facing a new Chairman of the Federal Reserve who will likely keep raising interest rates - if only to show that he too is tough on inflation. Thus, short-term interest rates could reach 5% by the spring of 2006 and maybe even higher by mid year. Higher energy prices and higher short-term interest rates will likely result in slower overall economic growth as 2006 progresses.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


For the six-month period ended December 31, 2005, a comparison of the performance of the Wilmington Prime Money Market, Wilmington U.S. Government Money Market and Wilmington Tax-Exempt Money Market Funds versus their respective benchmarks is presented below:

                                                                         For the six-month
                                                                            period ended
                                                                         December 31, 2005
                                                                         -----------------
          WILMINGTON PRIME MONEY MARKET FUND - INVESTOR SHARES ..........       1.63%
          WILMINGTON PRIME MONEY MARKET FUND - SERVICE SHARES ...........       1.56%
          Lipper Money Market Funds .....................................       1.44%

          WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND - INVESTOR SHARES.       1.57%
          WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND - SERVICE SHARES..       1.50%
          Lipper U.S. Government Money Market Funds .....................       1.48%

          WILMINGTON TAX-EXEMPT MONEY MARKET FUND - INVESTOR SHARES .....       1.03%
          WILMINGTON TAX-EXEMPT MONEY MARKET FUND - SERVICE SHARES ......       0.96%
          Lipper Tax-Exempt Money Market Funds ..........................       1.02%

---------------

Performance quoted represents past performance and does not guarantee future results. Investment returns will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

Investments in the Funds are not insured by the FDIC or any other governmental agency, are not deposits of or other obligations of or guaranteed by Wilmington Trust or any other bank or entity, and are subject to risks. Although the Funds seek to preserve the value of their shareholders' investments at $1.00 per share, it is possible to lose money by investing in these funds.

The performance shown in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

We invite your comments and questions and thank you for your investment in the Wilmington Money Market Funds. We look forward to reviewing our investment results with you in our next report to shareholders.

                                     Sincerely,

                                     /s/ Robert J. Christian

                                     Robert J. Christian
                                     President

January 27, 2006

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read carefully before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

See Financial Highlights.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 EXPENSE DISCLOSURE
================================================================================


DISCLOSURE OF FUNDS EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the six-month period indicated.

FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

EXPENSE TABLES


                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     7/01/05      12/31/05      Ratio       Period*
                                                                                    ---------    ---------    ----------   --------
Prime Money Market -- Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,016.30       0.57%       $2.90
Hypothetical 5% Return ..........................................................    1,000.00     1,022.33       0.57%        2.91

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 EXPENSE DISCLOSURE -- continued
===================================================================================================================================

                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     7/01/05      12/31/05      Ratio       Period*
                                                                                    ---------    ---------    ----------   --------
Prime Money Market -- Service Shares
Actual Fund Return ..............................................................   $1,000.00    $1,015.60       0.71%       $3.61
Hypothetical 5% Return ..........................................................    1,000.00     1,021.63       0.71%        3.62

U.S. Government Money Market -- Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,015.70       0.63%       $3.20
Hypothetical 5% Return ..........................................................    1,000.00     1,022.03       0.63%        3.21

U.S. Government Money Market -- Service Shares
Actual Fund Return ..............................................................   $1,000.00    $1,015.00       0.78%       $3.96
Hypothetical 5% Return ..........................................................    1,000.00     1,021.27       0.78%        3.97

Tax Exempt -- Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,010.30       0.67%       $3.39
Hypothetical 5% Return ..........................................................    1,000.00     1,021.83       0.67%        3.41

Tax Exempt -- Service Shares
Actual Fund Return ..............................................................   $1,000.00    $1,009.60       0.82%       $4.15
Hypothetical 5% Return ..........................................................    1,000.00     1,021.07       0.82%        4.18

---------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================


PORTFOLIO HOLDINGS
DECEMBER 31, 2005

The following tables present a summary of the portfolio holdings of each of the Wilmington Money Market Funds as a percent of its total investments.


PRIME MONEY MARKET FUND
Certificates of Deposit ............................................     61.7%
Commercial Paper ...................................................     25.4%
Repurchase Agreements ..............................................     10.2%
Time Deposit .......................................................      1.9%
U.S. Agency Obligations ............................................      0.8%
                                                                        -----
                                                                        100.0%
                                                                        =====
U.S. GOVERNMENT MONEY MARKET FUND
U.S. Agency Obligations ............................................     59.2%
Repurchase Agreements ..............................................     40.8%
                                                                        -----
                                                                        100.0%
                                                                        =====
TAX-EXEMPT MONEY MARKET FUND
Municipal Bonds
 Georgia ...........................................................     15.9%
 Texas .............................................................     15.2%
 Florida ...........................................................     13.9%
 Illinois ..........................................................     13.1%
 Nebraska ..........................................................      6.9%
 Tennessee .........................................................      3.3%
 Alaska ............................................................      3.1%
 Wyoming ...........................................................      3.0%
 Washington ........................................................      2.9%
 All Other .........................................................     22.7%
                                                                        -----
                                                                        100.0%
                                                                        =====


DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Prime Money Market Fund(1)
-------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
===================================================================================================================================

                                                                                       Moody's/S&P     Principal          Value
                                                                                         Ratings(2)      Amount         (Note 2)
                                                                                       -----------    ------------   --------------
CERTIFICATES OF DEPOSIT -- 61.7%
 FOREIGN BANKS, FOREIGN CENTERS -- 27.4%
   Alliance & Leicester, London, 4.12%, 01/19/06...................................      P-1, A-1     $ 90,000,000   $   90,000,000
   Bank of Nova Scotia, 4.26%, 01/25/06............................................      P-1, A-1       90,000,000       90,000,298
   Banque Nationale de Paris, 4.27%, 02/14/06......................................     P-1, A-1+       90,000,000       90,000,000
   Landesbank Baden-Wuerttemberg, 4.44%, 03/20/06..................................      P-1, A-1       90,000,000       90,000,000
   Landesbank Hessen-Thuringen Girozentrale, 4.17%, 01/27/06.......................      P-1, A-1       90,000,000       90,000,000
   Royal Bank of Scotland London, 4.26%, 01/31/06..................................     P-1, A-1+      100,000,000      100,000,413
   Societe Generale, 4.32%, 02/21/06...............................................     P-1, A-1+      100,000,000      100,000,701
                                                                                                                     --------------
                                                                                                                        650,001,412
                                                                                                                     --------------
 FOREIGN BANKS, U.S. BRANCHES -- 27.4%
   Barclays Bank, PLC, 4.05%, 01/06/06.............................................     P-1, A-1+       90,000,000       90,000,000
   Calyon, 4.10%, 01/19/06.........................................................     P-1, A-1+       90,000,000       90,000,000
   Dexia Credit Local, 4.43%, 03/13/06.............................................     P-1, A-1+       90,000,000       90,000,877
   Natexis Banques Populaires, NY, 4.37%, 03/02/06.................................      P-1, A-1       90,000,000       90,000,000
   Royal Bank of Canada, NY, 4.25%, 01/31/06.......................................     P-1, A-1+       90,000,000       90,000,000
   Toronto Dominion, 4.47%, 03/28/06...............................................      P-1, A-1      100,000,000      100,000,000
   Wells Fargo Bank, 4.30%, 01/26/06...............................................     P-1, A-1+      100,000,000      100,000,000
                                                                                                                     --------------
                                                                                                                        650,000,877
                                                                                                                     --------------
 U.S. BANKS, U.S. BRANCHES -- 6.9%
   Citibank, 4.20%, 01/27/06.......................................................     P-1, A-1+       90,000,000       90,000,000
   SunTrust Banks, Inc., 4.17%, 02/17/06...........................................     P-1, A-1+       75,000,000       75,000,000
                                                                                                                     --------------
                                                                                                                        165,000,000
                                                                                                                     --------------
  TOTAL CERTIFICATES OF DEPOSIT (Cost $1,465,002,289) ............................................................    1,465,002,289
                                                                                                                     --------------
COMMERCIAL PAPER -- 25.4%
 BANKS -- 7.7%
   BankAmerica Corp., 4.25%, 01/30/06..............................................     P-1, A-1+       94,000,000       93,678,559
   HBOs Treasury Services, 4.21%, 02/09/06.........................................     P-1, A-1+       90,000,000       89,589,525
                                                                                                                     --------------
                                                                                                                        183,268,084
                                                                                                                     --------------
 FINANCE & INSURANCE -- 10.0%
   CIT Group, Inc., 4.34%, 02/07/06................................................      P-1, A-1       50,000,000       49,776,972
   Dresdner US Finance, Inc., 4.36%, 02/27/06......................................      P-1, A-1       88,800,000       88,186,984
   General Electric Capital Corp., 4.40%, 03/27/06.................................     P-1, A-1+      100,000,000       98,961,110
                                                                                                                     --------------
                                                                                                                        236,925,066
                                                                                                                     --------------
 LEASING -- 3.5%
   International Lease Finance Corp., 4.02%, 01/04/06..............................     P-1, A-1+       33,666,000       33,654,722
   International Lease Finance Corp., 4.06%, 01/20/06..............................     P-1, A-1+       50,000,000       49,892,861
                                                                                                                     --------------
                                                                                                                         83,547,583
                                                                                                                     --------------
 TRANSPORTATION -- 4.2%
   Toyota Motor Credit Corp., 4.35%, 03/08/06......................................     P-1, A-1+      100,000,000       99,202,500
                                                                                                                     --------------
  TOTAL COMMERCIAL PAPER (Cost $602,943,233) .....................................................................      602,943,233
                                                                                                                     --------------
U.S. AGENCY OBLIGATIONS -- 0.8%
 FEDERAL HOME LOAN BANKS NOTES -- 0.8%
   Federal Home Loan Banks Notes, 2.88%, 05/25/06..................................      Aaa, AAA       20,000,000       19,935,275
                                                                                                                     --------------
  TOTAL U.S. AGENCY OBLIGATIONS (Cost $19,935,275) ...............................................................       19,935,275
                                                                                                                     --------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Prime Money Market Fund(1)
-------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

===================================================================================================================================

                                                                                                       Principal          Value
                                                                                                         Amount         (Note 2)
                                                                                                      ------------   --------------
REPURCHASE AGREEMENTS -- 10.2%
   With Goldman Sachs Group: at 4.32%, dated 12/30/05, to be repurchased at $243,047,107 on 01/03/06, collateralized by $250,218,415 of Federal
    National Mortgage Association Securities with various coupons
    and maturities to 01/01/36 ...................................................................    $242,930,500   $  242,930,500
                                                                                                                     --------------
  TOTAL REPURCHASE AGREEMENTS (Cost $242,930,500) ................................................................      242,930,500
                                                                                                                     --------------
                                                                                       Moody's/S&P
                                                                                         Ratings(2)
                                                                                       ------------
TIME DEPOSIT -- 1.9%
   Branch Bank & Trust Grand Cayman, 4.00%, 01/03/06...............................      P-1, A-1       45,000,000       45,000,000
                                                                                                                     --------------
  TOTAL TIME DEPOSIT (Cost $45,000,000) ..........................................................................       45,000,000
                                                                                                                     --------------
TOTAL INVESTMENTS (Cost $2,375,811,297) -- 100.0% ................................................................   $2,375,811,297
                                                                                                                     ==============

---------------
(1) Formerly, the Wilmington Prime Money Market Portfolio.
(2) The ratings shown are unaudited.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / U.S. Government Money Market Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
=================================================================================================================================

                                                                                                   Principal              Value
                                                                                                     Amount             (Note 2)
                                                                                                  ------------       --------------
U.S. AGENCY OBLIGATIONS -- 59.2%
 FEDERAL FARM CREDIT BANKS -- 5.2%
   Federal Farm Credit Banks Notes, 4.24%, 01/03/06* .................................           $ 25,000,000        $ 24,994,490
   Federal Farm Credit Banks Notes, 4.30%, 01/20/06* .................................             13,350,000          13,349,296
                                                                                                                     ------------
                                                                                                                       38,343,786
                                                                                                                     ------------
 FEDERAL HOME LOAN BANKS DISCOUNT NOTES -- 3.3%
   Federal Home Loan Banks Discount Notes, 3.81%,
  02/08/06 ...........................................................................             24,665,000          24,565,805
                                                                                                                     ------------
 FEDERAL HOME LOAN BANKS NOTES -- 11.6%
   Federal Home Loan Banks Notes, 1.71%, 01/06/06  ...................................             10,000,000           9,997,061
   Federal Home Loan Banks Notes, 2.50%, 01/27/06  ...................................             14,000,000          13,984,431
   Federal Home Loan Banks Notes, 4.28%, 03/08/06  ...................................             25,000,000          24,803,832
   Federal Home Loan Banks Notes, 2.50%, 03/15/06  ...................................              3,350,000           3,339,864
   Federal Home Loan Banks Notes, 3.88%, 03/23/06* ...................................             12,000,000          11,964,476
   Federal Home Loan Banks Notes, 2.88%, 05/25/06  ...................................             10,000,000           9,967,638
   Federal Home Loan Banks Notes, 3.38%, 12/15/06  ...................................             12,335,000          12,179,099
                                                                                                                     ------------
                                                                                                                       86,236,401
                                                                                                                     ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES -- 14.1%
   Federal Home Loan Mortgage Corporation Discount Notes, 3.76%, 01/17/06 ............             25,000,000          24,958,222
   Federal Home Loan Mortgage Corporation Discount Notes, 4.17%, 01/23/06 ............             30,000,000          29,923,550
   Federal Home Loan Mortgage Corporation Discount Notes, 3.80%, 01/31/06 ............             25,000,000          24,920,833
   Federal Home Loan Mortgage Corporation Discount Notes, 4.31%, 03/21/06 ............             25,000,000          24,763,549
                                                                                                                     ------------
                                                                                                                      104,566,154
                                                                                                                     ------------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 16.7%
   Federal Home Loan Mortgage Corporation Notes, 5.25%, 01/15/06 .....................             23,125,000          23,137,072
   Federal Home Loan Mortgage Corporation Notes, 2.50%, 01/19/06* ....................             35,000,000          34,803,192
   Federal Home Loan Mortgage Corporation Notes, 2.81%, 02/02/06 .....................             11,000,000          10,989,567
   Federal Home Loan Mortgage Corporation Notes, 3.84%, 02/07/06 .....................             17,258,000          17,189,888
   Federal Home Loan Mortgage Corporation Notes, 1.88%, 02/15/06 .....................              9,400,000           9,373,198
   Federal Home Loan Mortgage Corporation Notes, 2.73%, 02/24/06 .....................             29,000,000          28,935,435
                                                                                                                     ------------
                                                                                                                      124,428,352
                                                                                                                     ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 8.3%
   Federal National Mortgage Association Notes, 2.00%, 01/23/06 ......................              5,000,000           4,995,470
   Federal National Mortgage Association Notes, 5.50%, 02/15/06 ......................             12,375,000          12,393,185
   Federal National Mortgage Association Notes, 2.25%, 02/28/06 ......................             16,660,000          16,607,928
   Federal National Mortgage Association Notes, 4.37%, 03/22/06* .....................             25,000,000          24,985,625
   Federal National Mortgage Association Notes, 2.25%, 05/15/06 ......................              2,500,000           2,484,219
                                                                                                                     ------------
                                                                                                                       61,466,427
                                                                                                                     ------------
 TOTAL U.S. AGENCY OBLIGATIONS (Cost $439,606,925) ...................................                                439,606,925
                                                                                                                     ------------




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / U.S. Government Money Market Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

====================================================================================================================================

                                                                                                   Principal              Value
                                                                                                     Amount             (Note 2)
                                                                                                  ------------       --------------
REPURCHASE AGREEMENTS -- 40.8%
   With Bank of America: at 4.29%, dated 12/30/05, to be repurchased at
    $120,634,375 on 01/03/06, collateralized by $124,194,208 of Federal National
    Mortgage Association Securities with various coupons and maturities to 12/01/35 ..           $120,576,900           $120,576,900
   With Goldman Sachs: at 4.32%, dated 12/30/05, to be repurchased at
    $183,087,840 on 01/03/06, collateralized by $188,490,001 of Federal National
    Mortgage Association Securities with various coupons and maturities to 09/01/35 ..            183,000,000            183,000,000
                                                                                                                        ------------
 TOTAL REPURCHASE AGREEMENTS (Cost $303,576,900) .....................................                                   303,576,900
                                                                                                                        ------------
TOTAL INVESTMENTS -- 100.0% (Cost $743,183,825) ......................................                                  $743,183,825
                                                                                                                        ============

---------------
* Denotes a Variable or floating rate security. Variable or floating rate securities are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(1) Formerly, the Wilmington U.S. Government Money Market Portfolio.




























    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund(1)
------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
===================================================================================================================================

                                                                                           Moody's/S&P     Principal       Value
                                                                                            Ratings(2)      Amount        (Note 2)
                                                                                          ------------    -----------   -----------
MUNICIPAL BONDS -- 100.0%
 ALASKA -- 3.1%
   Valdez, AK Marine Terminal Rev. Ref. Bonds (BP Pipelines, Inc., Proj.),
    Ser. 2001, 3.78%, 01/03/06........................................................      P-1, A-1+     $ 4,785,000   $ 4,785,000
   Valdez, AK Marine Terminal Rev. Refunding Bonds (BP Pipelines Inc.,
    Proj.), Ser. 2003B, 3.78%, 01/03/06...............................................      P-1, A-1+       5,105,000     5,105,000
   Valdez, AK Marine Terminal Rev. Refunding Bonds (BP Pipelines, Inc.)
    Proj. C, 3.78%, 01/03/06..........................................................      P-1, A-1+       1,600,000     1,600,000
                                                                                                                        -----------
                                                                                                                         11,490,000
                                                                                                                        -----------
 DELAWARE -- 2.6%
   Delaware Economic Dev. Auth. Var. Rate Demand Rev. Bonds
    (St. Andrew's School Proj.), Ser. 2003, 3.55%, 01/05/06*..........................    VMIG-1, A-1+      9,400,000     9,400,000
                                                                                                                        -----------
 FLORIDA -- 13.9%
   City of Jacksonville, FL Commercial Paper Notes, Ser. A, 2.86%, 01/17/06...........      P-1, A-1+       9,380,000     9,380,000
   City of Jacksonville, FL Commercial Paper Notes, Ser. A, 3.10%,
    02/10/06..........................................................................      P-1, A-1+       6,000,000     6,000,000
   City of Jacksonville, FL PCR Revenue Refunding Bonds Florida Power and
    Light Co. Proj., 3.16%, 03/07/06..................................................      P-1, A-1       13,700,000    13,700,000
   Jacksonville, FL Electric Auth. Ref. Rev. Variable Rate Electric System
    Subordinated Revenue Bonds 2001, Ser. C, 3.05%, 02/10/06*.........................     VMIG-1, A-1     10,000,000    10,000,000
   Orange County, FL Health Facilities Authority Refunding Program Revenue
    Bonds, LOC SunTrust Bank, Ser. 1985 (Pooled Hospital Loan Program),
    3.15%, 03/09/06...................................................................    VMIG-1, A-1+      5,300,000     5,300,000
   Orange County, FL Housing Fin. Auth. Multi-Family Housing Ref. Rev.
    Bonds (Post Fountains at Lee Vista Proj.), FNMA Gtd., Ser. 1997E,
    3.58%, 01/07/06*..................................................................      NR, A-1+        4,235,000     4,235,000
   St. Lucie County, FL Poll. Cntrl. Ref. Rev. Bonds (Florida Power & Light
    Proj.), Ser. 2000, 3.65%, 01/03/06*...............................................     VMIG-1, A-1      2,500,000     2,500,000
                                                                                                                        -----------
                                                                                                                         51,115,000
                                                                                                                        -----------
 GEORGIA -- 15.9%
   Burke County, GA Auth. Poll. Cntrl. Rev. Bonds (Georgia Power Co. Plant
    Vogtle Proj.), Ser. 1992, 3.75%, 01/03/06*........................................     VMIG-1, A-1      9,400,000     9,400,000
   Burke County, GA Dev. Auth. PCRB (Ogelthorpe Power Corp. Vogtle
    Project), Series 1998A, 3.20%, 01/12/06...........................................    VMIG-1, A-1+      4,575,000     4,575,000
   Burke County, GA Dev. Auth. PCRB (Ogelthorpe Power Corp. Vogtle
    Project), Series, 1998B, 3.10%, 01/20/06..........................................     VMIG-1, AAA      7,500,000     7,500,000
   Clayton County, GA Hosp. Auth. Rev. Ant. Cert. (Southern Regional
    Medical Center Proj.), LOC SunTrust Bank, Ser. 1998B, 3.55%,
    01/07/06*.........................................................................       Aa1, NR        3,635,000     3,635,000
   Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.), LOC
    SunTrust Bank, Ser. 1997, 3.55%, 01/07/06*........................................       Aa2, NR        1,400,000     1,400,000
   Columbus, GA Hosp. Auth. Rev. Bonds (St. Francis Hosp., Inc. Proj.), LOC
    SunTrust Bank, Ser. 2000, 3.55%, 01/07/06*........................................     VMIG-1, A-1      4,300,000     4,300,000
   Columbus, GA Housing Auth. Rev. Bonds (Columbus State Univ.
    Foundation, Inc. Proj.), LOC SunTrust Bank, Ser.1997, 3.55%, 01/07/06*............       Aa2, NR        1,000,000     1,000,000
   Floyd County, GA Dev. Auth. Rev. Bonds (Berry College, Inc. Proj.), LOC
    Sun Trust Bank, Ser. 1999, 3.55%, 01/07/06*.......................................       Aa2, NR        3,400,000     3,400,000
   Fulton County, GA Dev. Auth. Rev. Bonds (Arthritis Foundation, Inc. Proj.),
    LOC SunTrust Bank, Ser. 1996, 3.55%, 01/07/06*....................................       Aa2, NR          800,000       800,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund(1)
------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

===================================================================================================================================

                                                                                           Moody's/S&P     Principal       Value
                                                                                            Ratings(2)      Amount        (Note 2)
                                                                                          ------------    -----------   -----------
 GEORGIA (Continued)
   Fulton County, GA Dev. Auth. Rev. Bonds (Trinity School, Inc. Proj.), LOC
    SunTrust Bank, Ser. 2000, 3.55%, 01/07/06*........................................     VMIG-1, NR     $ 5,700,000   $ 5,700,000
   Gwinnett County, GA Dev. Auth. Rev. Bonds (Wesleyan School, Inc. Proj.),
    LOC SunTrust Bank, Ser. 1999, 3.55%, 01/07/06*....................................       Aa2, NR        4,800,000     4,800,000
   Gwinnett County, GA Housing Authority Multi Family Housing Revenue
    Bonds. Ser 1998, 3.54%, 01/04/06*.................................................      NR, A-1+       10,000,000    10,000,000
   Heard County, GA Poll. Cntrl. Rev. Bonds (Georgia Power Co. Plant
    Wansley Proj.), Ser. 1996, 3.80%, 01/01/06*.......................................     VMIG-1, A-1      2,000,000     2,000,000
                                                                                                                        -----------
                                                                                                                         58,510,000
                                                                                                                        -----------
 ILLINOIS -- 13.1%
   Illinois Dev. Fin. Auth. Rev. Bonds (Goodman Theatre Proj.), LOC Banc
    One N.A./Northern Trust, Ser. 1999, 3.58%, 01/07/06*..............................      NR, A-1+       13,400,000    13,400,000
   Illinois Dev. Fin. Auth. Rev. Bonds (Radiological Society Proj.), LOC
    American NB & T, Ser. 1997, 3.57%, 01/07/06*......................................      NR, A-1+        1,970,000     1,970,000
   Illinois Educ. Fac. Auth. Rev. Bonds, Ser. 2001 B-3 (The University of
    Chicago), 3.10%, 06/27/06.........................................................    VMIG-1, A-1+     15,000,000    15,000,000
   Illinois Educ. Fac. Auth. Rev. Bonds (ACI/Cultural Pooled Financing Proj.),
    LOC American NB & T, Ser. 1998, 3.52%, 01/07/06*..................................      NR, A-1+        7,835,000     7,835,000
   Illinois Health Fac. Auth. Var. Rate Adjustable Demand Rev. Bonds, Ser.
    1995 (Evanston Hospital Corp.), 2.90%,02/23/06....................................    VMIG-1, A-1+      4,000,000     4,000,000
   Illinois Health Fac. Auth. Var. Rate Adjustable Demand Rev. Bonds, Ser.
    1996 (Evanston Hospital Corp.), 2.83%, 01/05/06*..................................    VMIG-1, A-1+      6,000,000     6,000,000
                                                                                                                        -----------
                                                                                                                         48,205,000
                                                                                                                        -----------
 KANSAS -- 1.4%
   Wamego, KS Poll. Cntrl. Ref. Rev. Bonds (Utilicorp United, Inc. Proj.),
    LOC Bank One, NA, Ser. 1996, 3.58%, 01/07/06*.....................................      P-1, A-1+       5,000,000     5,000,000
                                                                                                                        -----------
 KENTUCKY -- 2.1%
   County of Breckinridge, KY Kentucky Assoc. of Counties Leasing Trust
    Lease Prog. Rev. Bonds Variable Rates Ser. 2002A, 3.70%, 01/03/06*................     VMIG-1, NR       3,221,000     3,221,000
   KY Economic Dev. Fin. Auth. Hosp. Facs. Hospital Revenue Bonds, (Baptist
    Healthcare) Ser. 1999 B, MBIA, 3.78%, 01/03/06*...................................     VMIG-1, A-1      1,000,000     1,000,000
   Shelby County, KY (Kentucky Association of Counties Leasing Trust) Rev.
    Variable Rate Bonds., LOC US Bank N.A., Ser A., 3.70%, 01/03/06*..................     VMIG-1, NR       3,510,000     3,510,000
                                                                                                                        -----------
                                                                                                                          7,731,000
                                                                                                                        -----------
 MARYLAND -- 1.3%
   Baltimore County, MD Commercial Paper Notes, 2.90%, 02/09/06.......................      P-1, A-1+       4,900,000     4,900,000
                                                                                                                        -----------
 MISSOURI -- 2.0%
   Missouri Health & Educ. Fac. Auth. (Washington Univ. Proj.), Ser. 1996A,
    3.80%, 01/01/06*..................................................................    VMIG-1, A-1+      4,275,000     4,275,000
   Missouri Health & Educ. Fac. Auth. Rev. B (Washington Univ. Proj.), Ser.
    1996-B, 3.80%, 01/03/06*..........................................................    VMIG-1, A-1+      3,050,000     3,050,000
                                                                                                                        -----------
                                                                                                                          7,325,000
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund(1)
------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

===================================================================================================================================


                                                                                           Moody's/S&P     Principal       Value
                                                                                           Ratings(2)       Amount        (Note 2)
                                                                                          ------------    -----------   -----------
 NEBRASKA -- 6.9%
   Lancaster County NE Hospital Authority Health Facilities Revenue
    Immanuel Health System, LOC LaSalle NB, Series A, 3.78%, 01/03/06*................       NR, A-1      $ 5,315,000   $ 5,315,000
   Nebraska Public Power Dist. Commercial Paper Notes, 3.15%, 02/06/06................      P-1, A-1       11,000,000    11,000,000
   Omaha Public Power Dist. Nebraska Commercial Paper Notes, 3.15%,
    03/08/06..........................................................................      P-1, A-1+       9,000,000     9,000,000
                                                                                                                        -----------
                                                                                                                         25,315,000
                                                                                                                        -----------
 NEVADA -- 2.7%
   Clark County Nevada Industrial Dev. Rev. Bonds, 3.14%, 02/07/06....................      P-1, A-1+      10,000,000    10,000,000
                                                                                                                        -----------
 NEW YORK -- 2.0%
   New York City Transitional Finance Auth. Fiscal 2003, Ser. Subseries 2F,
    3.70%, 01/03/06*..................................................................    VMIG-1, A-1+      7,230,000     7,230,000
                                                                                                                        -----------
 OKLAHOMA -- 1.0%
   Tulsa County Ind. Auth., OK Var. Rate Demand Mtge. Rev. Bonds,
    (Montereau in Warren Woods Proj.), LOC BNP Paribas, Ser. 2002A,
    3.77%, 01/03/06*..................................................................      NR, A-1+        3,790,000     3,790,000
                                                                                                                        -----------
 PENNSYLVANIA -- 2.2%
   Beaver County, PA Ind. Dev. Auth. Poll. Cntrl. Rev. Bonds (Atlantic Richfield Co.
    Proj.), Ser. 1995, 3.56%, 01/07/06*...............................................    VMIG-1, A-1+      4,200,000     4,200,000
   Geisinger Authority PA Health System Variable Rate- Geisinger Health
    System, Ser. C, 3.70%, 01/03/06*..................................................    VMIG-1, A-1+      3,700,000     3,700,000
                                                                                                                        -----------
                                                                                                                          7,900,000
                                                                                                                        -----------
 SOUTH CAROLINA -- 2.7%
   South Carolina St. Public Service Commercial Paper Notes, 3.17%,
    02/15/06..........................................................................      P-1, A-1+      10,000,000    10,000,000
                                                                                                                        -----------
 TENNESSEE -- 3.3%
   City of Memphis, TN Commercial Paper Notes, 3.12%, 03/06/06........................      P-1, A-1+       6,300,000     6,300,000
   Clarksville, TN Public Bldg. Auth. Adjustable Rate Pooled Financing Rev.
    Bonds, LOC Bank of America, Ser. 2004, (Tennessee Muni Bond Fund),
    3.75%, 01/03/06*..................................................................     VMIG-1, NR       2,800,000     2,800,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond
    Fund Proj.), LOC Bank of America, Ser. 1984, 3.55%, 01/07/06*.....................      NR, A-1+        1,945,000     1,945,000
   Clarksville, TN Public Bldg. Auth. Rev. Bonds (Tennessee Municipal Bond
    Fund Proj.), LOC Bank of America, Ser. 1995, 3.55%, 01/07/06*.....................      NR, A-1+          900,000       900,000
                                                                                                                        -----------
                                                                                                                         11,945,000
                                                                                                                        -----------
 TEXAS -- 15.2%
   Board of Regents of Texas A&M University System, Ser. B Commercial
    Paper Notes, 3.10%, 02/13/06......................................................      P-1, A-1+       5,200,000     5,200,000
   City of San Antonio Electric And Gas Systems TECP, 2.82%, 01/12/06.................      P-1, A-1+       7,500,000     7,500,000
   City of San Antonio, TX Water System Commercial Paper Notes, 2.95%,
    03/09/06..........................................................................      P-1, A-1+       6,000,000     6,000,000
   City of San Antonio, TX Water System Commercial Paper Notes, 3.00%,
    03/09/06..........................................................................      P-1, A-1+       7,100,000     7,100,000
   Harris County, TX Health Fac. Auth. Dev. Corp. Hosp. Rev. Bonds (Texas
    Children's Hosp. Proj.), Ser. 1991B-1, MBIA, 3.80%, 01/03/06*.....................    VMIG-1, A-1+      5,870,000     5,870,000



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS / Tax-Exempt Money Market Fund(1)
------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

===================================================================================================================================

                                                                                          Moody's/S&P     Principal        Value
                                                                                          Ratings(2)        Amount        (Note 2)
                                                                                         ------------    -----------   ------------
 TEXAS (Continued)
   Harris County, TX Health Fac. Dev. Corp. (St. Luke's Episcopal Hosp.
    Proj.), Ser. 2001B, 3.70%, 01/03/06*.............................................      NR, A-1+      $   950,000   $    950,000
   North Central, TX Health Fac. Dev. Corp. Rev. Bonds (Methodist Hospitals
    of Dallas Proj.), Ser. 1985B, 3.78%, 01/03/06 (MBIA Insurance)*..................      Aaa, A-1+       2,460,000      2,460,000
   Port Arthur Navigation Dist. of Jefferson County, TX Poll. Contrl. Rev. Ref.
    Bonds (Texaco Inc. Proj.), Ser. 1994, 3.78%, 01/03/06*...........................    VMIG-1, A-1+      3,000,000      3,000,000
   Southwest Higher Educ. Auth., TX Higher Educ. Rev. Bonds (Southern
    Methodist Univ. Proj.), LOC Landesbank Hessen-Thurigen, Ser. 1985,
    3.78%, 01/01/06*.................................................................     VMIG-1, NR       6,375,000      6,375,000
   State of Texas Public Finance Authority Commercial Paper, 2.90%,
    01/13/06.........................................................................      P-1, A-1+      11,200,000     11,200,000
                                                                                                                       ------------
                                                                                                                         55,655,000
                                                                                                                       ------------
 WASHINGTON -- 2.9%
   King County, WA TECP Sewer Rev. Bonds Sewer Revenue Bond
    Anticipation Commercial Paper Notes, 3.00%, 03/10/06.............................      P-1, A-1        6,500,000      6,500,000
   Washington Health Care Fac. Auth. Lease Rev. Bonds (National Healthcare
    Research & Educ. Proj.), LOC BNP Paribas, 3.58%, 01/07/06*.......................     VMIG-1, NR       4,000,000      4,000,000
                                                                                                                       ------------
                                                                                                                         10,500,000
                                                                                                                       ------------
 WISCONSIN -- 2.7%
   State of Wisconsin Gen. Oblig. Commercial Paper Notes, 3.14%, 03/06/06............      P-1, A-1+       9,800,000      9,800,000
                                                                                                                       ------------
 WYOMING -- 3.0%
   Sweetwater County, WY Commercial Paper Notes, LOC Barclays Bank,
    3.05%, 02/08/06..................................................................      P-1, A-1+      10,975,000     10,975,000
                                                                                                                       ------------
 TOTAL MUNICIPAL BONDS (Cost $366,786,000)...........................................                                   366,786,000
                                                                                                                       ------------
TOTAL INVESTMENTS -- 100.0% (Cost $366,786,000)......................................                                  $366,786,000
                                                                                                                       ============

---------------
* Denotes a Variable or floating rate security. Variable or floating rate securities are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2005. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.
(1)  Formerly, the Wilmington Tax-Exempt Portfolio.
(2) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.
AMBAC -- American Municipal Bond Assurance Corp.
LOC -- Letter of Credit.
MBIA -- Municipal Bond Insurance Association.
PCRB  -- Pollution Control Revenue Bonds.
TECP -- Tax Exempt Commercial Paper and multi-modal bonds in commercial paper mode.






    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL STATEMENTS
===================================================================================================================================



STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005 (Unaudited)



                                                                                 Prime
                                                                             Money Market      U.S. Government        Tax-Exempt
                                                                                 Fund         Money Market Fund   Money Market Fund
                                                                            --------------    -----------------   -----------------
ASSETS:
Investment in securities, at value*.....................................    $2,375,811,297      $743,183,825         $366,786,000
Cash....................................................................                17                66               20,559
Interest receivable.....................................................         7,920,103         2,132,348            1,114,516
                                                                            --------------      ------------         ------------
Total assets............................................................     2,383,731,417       745,316,239          367,921,075
                                                                            --------------      ------------         ------------
LIABILITIES:
Accrued advisory fee....................................................           697,386           245,779              114,643
Dividend payable........................................................         7,524,938         2,235,667              693,362
Other accrued expenses..................................................           846,319           329,661              209,013
Other liabilities.......................................................            17,568               214                8,038
                                                                            --------------      ------------         ------------
Total liabilities.......................................................         9,086,211         2,811,321            1,025,056
                                                                            --------------      ------------         ------------
NET ASSETS..............................................................    $2,374,645,206      $742,504,918         $366,896,019
                                                                            ==============      ============         ============
NET ASSETS CONSIST OF:
Paid-in capital.........................................................    $2,374,617,968      $742,491,679         $366,896,019
Accumulated net realized gain on investments............................            27,238            13,239                   --
                                                                            --------------      ------------         ------------
NET ASSETS..............................................................    $2,374,645,206      $742,504,918         $366,896,019
                                                                            ==============      ============         ============
NET ASSETS BY SHARE CLASS:
 Investor Shares........................................................    $    4,566,988      $  3,614,344         $ 16,021,115
 Service Shares.........................................................     2,370,078,218       738,890,574          350,874,904
                                                                            --------------      ------------         ------------
                                                                            $2,374,645,206      $742,504,918         $366,896,019
                                                                            ==============      ============         ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ($0.01 par value, unlimited authorized shares):
 Investor Shares........................................................         4,566,684         3,614,344           16,029,352
 Service Shares.........................................................     2,370,051,137       738,872,681          350,872,638

NET ASSET VALUE, offering and redemption price per share:
 Investor Shares........................................................    $         1.00      $       1.00         $       1.00
                                                                            --------------      ------------         ------------
 Service Shares.........................................................    $         1.00      $       1.00         $       1.00
                                                                            --------------      ------------         ------------
____________
*Investments at cost....................................................    $2,375,811,297      $743,183,825         $366,786,000




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL STATEMENTS -- continued
===================================================================================================================================


STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2005 (Unaudited)


                                                                                  Prime
                                                                              Money Market     U.S. Government        Tax-Exempt
                                                                                  Fund        Money Market Fund   Money Market Fund
                                                                              ------------    -----------------   -----------------
INVESTMENT INCOME:
 Interest Income..........................................................     $44,323,504       $14,607,058          $4,825,162
                                                                               -----------       -----------          ----------
EXPENSES:
 Advisory fees............................................................       3,890,099         1,444,628             662,122
 Administration and accounting fees.......................................         587,380           269,097             143,210
 Custody fees.............................................................          84,561            33,624              20,133
 Compliance services......................................................         160,946            54,135              25,017
 Transfer agent fees......................................................         182,506            63,340              36,563
 Distribution fees -- Investor shares.....................................           5,130             2,021               7,627
 Shareholder service fees -- Service shares...............................       2,912,208           971,047             428,312
 Reports to shareholders..................................................          64,603            26,821              15,349
 Trustees' fees...........................................................           9,365             9,410               9,451
 Registration fees........................................................          17,594            11,763              41,941
 Professional fees........................................................         169,900            74,130              44,778
 Other....................................................................         193,828            91,600               8,538
                                                                               -----------       -----------          ----------
   Total expenses before fee waivers and
    expense reimbursements................................................       8,278,120         3,051,616           1,443,041
   Administration and accounting fees waived..............................          (6,177)           (6,210)             (5,840)
                                                                               -----------       -----------          ----------
    Total expenses, net...................................................       8,271,943         3,045,406           1,437,201
                                                                               -----------       -----------          ----------
 Net investment income....................................................      36,051,561        11,561,652           3,387,961
                                                                               -----------       -----------          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................     $36,051,561       $11,561,652          $3,387,961
                                                                               ===========       ===========          ==========




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL STATEMENTS -- continued
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 2005 (Unaudited)



                                                                                Prime
                                                                             Money Market      U.S. Government        Tax-Exempt
                                                                                 Fund         Money Market Fund   Money Market Fund
                                                                           ---------------    -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.................................................    $    36,051,561     $    11,561,652      $   3,387,961
                                                                           ---------------     ---------------      -------------
Net increase in net assets resulting
  from operations......................................................         36,051,561          11,561,652          3,387,961
                                                                           ---------------     ---------------      -------------
Distributions to shareholders from:
 Net investment income:
   Investor shares.....................................................           (164,057)            (62,661)          (153,563)
   Service shares......................................................        (35,887,504)        (11,498,991)        (3,234,398)
                                                                           ---------------     ---------------      -------------
Total distributions....................................................        (36,051,561)        (11,561,652)        (3,387,961)
                                                                           ---------------     ---------------      -------------
Fund Share transactions (Note 4):
 Proceeds from shares sold.............................................      3,284,991,176       1,324,256,400        586,360,204
 Cost of shares issued on reinvestment of distributions................          2,471,835             110,860             38,192
 Cost of shares redeemed...............................................     (3,121,510,457)     (1,327,314,756)      (578,835,679)
                                                                           ---------------     ---------------      -------------
Net increase (decrease) in net assets from Fund
  share transactions...................................................        165,952,554          (2,947,496)         7,562,717
                                                                           ---------------     ---------------      -------------
Total increase (decrease) in net assets................................        165,952,554          (2,947,496)         7,562,717
NET ASSETS:
 Beginning of period...................................................      2,208,692,652         745,452,414        359,333,302
                                                                           ---------------     ---------------      -------------
 End of period.........................................................    $ 2,374,645,206     $   742,504,918      $ 366,896,019
                                                                           ===============     ===============      =============




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL STATEMENTS -- continued
===================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005

                                                                                Prime
                                                                             Money Market      U.S. Government        Tax-Exempt
                                                                                 Fund         Money Market Fund   Money Market Fund
                                                                           ---------------    -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income.................................................    $    31,045,502     $    11,228,356     $     4,108,786
                                                                           ---------------     ---------------     ---------------
Net increase in net assets resulting
  from operations......................................................         31,045,502          11,228,356           4,108,786
                                                                           ---------------     ---------------     ---------------
Distributions to shareholders from:
 Net investment income:
   Investor shares.....................................................           (169,099)            (70,373)           (463,158)
   Service shares......................................................        (30,876,403)        (11,157,983)         (3,645,628)
                                                                           ---------------     ---------------     ---------------
Total distributions....................................................        (31,045,502)        (11,228,356)         (4,108,786)
                                                                           ---------------     ---------------     ---------------
Fund share transactions (Note 4):
 Proceeds from shares sold.............................................      4,265,181,113       3,293,617,529       1,259,901,825
 Cost of shares issued on reinvestment of distributions................          1,723,256              87,915              44,092
 Cost of shares redeemed...............................................     (4,073,997,819)     (3,414,458,690)     (1,371,692,471)
                                                                           ---------------     ---------------     ---------------
Net increase (decrease) in net assets from Fund
  share transactions...................................................        192,906,550        (120,753,246)       (111,746,554)
                                                                           ---------------     ---------------     ---------------
Total increase (decrease) in net assets................................        192,906,550        (120,753,246)       (111,746,554)
NET ASSETS:
 Beginning of year.....................................................      2,015,786,102         866,205,660         471,079,856
                                                                           ---------------     ---------------     ---------------
 End of year...........................................................    $ 2,208,692,652     $   745,452,414     $   359,333,302
                                                                           ===============     ===============     ===============


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================


   The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                     For the
                                                                    Six-Month
                                                                  Period Ended                      For the Fiscal
                                                                  December 31,                   Years Ended June 30,
                                                                      2005        -------------------------------------------------
PRIME MONEY MARKET FUND -- INVESTOR SHARES                         (Unaudited)     2005      2004       2003      2002       2001
                                                                  ------------    ------   -------    -------    -------   --------
NET ASSET VALUE -- BEGINNING OF PERIOD ........................      $ 1.00       $ 1.00   $  1.00    $  1.00    $  1.00   $   1.00
                                                                     ------       ------   -------    -------    -------   --------
INVESTMENT OPERATIONS:
 Net investment income ........................................        0.02         0.02      0.01       0.01       0.02       0.06
                                                                     ------       ------   -------    -------    -------   --------
DISTRIBUTIONS:
 From net investment income ...................................       (0.02)       (0.02)    (0.01)     (0.01)     (0.02)     (0.06)
 From net realized gain .......................................          --           --        --         --         --(1)      --
                                                                     ------       ------   -------    -------    -------   --------
   Total distributions.........................................       (0.02)       (0.02)    (0.01)     (0.01)     (0.02)     (0.06)
                                                                     ------       ------   -------    -------    -------   --------
NET ASSET VALUE -- END OF PERIOD ..............................      $ 1.00       $ 1.00   $  1.00    $  1.00    $  1.00   $   1.00
                                                                     ======       ======   =======    =======    =======   ========
TOTAL RETURN ..................................................       1.63%**      1.74%     0.58%      1.07%      2.26%      5.68%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
 Expenses: ....................................................       0.57%*       0.50%     0.53%      0.51%      0.43%      0.48%
 Net investment income ........................................       3.19%*       1.65%     0.59%      1.10%      2.54%      5.70%
Net assets at the end of period (000 omitted) .................      $4,567       $6,683   $14,105    $28,937    $43,314   $382,884

---------------
*    Annualized
**   Not annualized
(1)  Less than $0.01 per share.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.





















    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
===================================================================================================================================

                                                  For the
                                                 Six-Month
                                               Period Ended                      For the Fiscal                      For the Period
                                               December 31,                   Years Ended June 30,                  April 2, 2001(1)
PRIME MONEY MARKET FUND --                         2005         --------------------------------------------------      through
 SERVICE SHARES                                 (Unaudited)       2005         2004          2003          2002      June 30, 2001
                                               ------------    ----------   ----------    ----------    ----------  --------------
NET ASSET VALUE -- BEGINNING
  OF PERIOD.................................    $     1.00     $     1.00   $     1.00    $     1.00    $     1.00     $     1.00
                                                ----------     ----------   ----------    ----------    ----------     ----------
INVESTMENT OPERATIONS:
 Net investment income .....................          0.02           0.01           --(2)       0.01          0.02           0.01
                                                ----------     ----------   ----------    ----------    ----------     ----------
DISTRIBUTIONS:
 From net investment income ................         (0.02)         (0.01)          --(2)      (0.01)        (0.02)         (0.01)
 From net realized gain ....................            --             --           --            --            --(2)          --
                                                ----------     ----------   ----------    ----------    ----------     ----------
   Total distributions......................         (0.02)         (0.01)          --         (0.01)        (0.02)         (0.01)
                                                ----------     ----------   ----------    ----------    ----------     ----------
NET ASSET VALUE -- END OF PERIOD ...........    $     1.00     $     1.00   $     1.00    $     1.00    $     1.00     $     1.00
                                                ==========     ==========   ==========    ==========    ==========     ==========
TOTAL RETURN ...............................         1.56%**        1.48%        0.39%         0.87%         1.95%          1.01%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(3)
 Expenses: .................................         0.71%*         0.74%        0.73%         0.72%         0.72%          0.72%*
 Net investment income .....................         3.08%*         1.48%        0.39%         0.86%         1.91%          3.97%*
Net assets at the end of period
  (000 omitted).............................    $2,370,078     $2,201,829   $2,001,681    $2,354,190    $2,358,034     $2,155,407

---------------
*    Annualized
**   Not annualized
(1)  Commencement of Operations
(2)  Less than $0.01 per share.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Prime Money Market Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
===================================================================================================================================

                                                                      For the
                                                                     Six-Month
                                                                   Period Ended                     For the Fiscal
                                                                   December 31,                  Years Ended June 30,
U.S. GOVERNMENT MONEY MARKET FUND --                                   2005        ------------------------------------------------
 INVESTOR SHARES                                                    (Unaudited)     2005      2004       2003      2002       2001
                                                                   ------------    ------   -------    -------    -------   -------
NET ASSET VALUE -- BEGINNING OF PERIOD .........................      $ 1.00       $ 1.00   $  1.00    $  1.00    $  1.00   $  1.00
                                                                      ------       ------   -------    -------    -------   -------
INVESTMENT OPERATIONS:
 Net investment income .........................................        0.02         0.02      0.01       0.01       0.02      0.05
                                                                      ------       ------   -------    -------    -------   -------
DISTRIBUTIONS:
 From net investment income ....................................       (0.02)       (0.02)    (0.01)     (0.01)     (0.02)    (0.05)
 From net realized gain ........................................          --           --        --         --         --(1)     --
                                                                      ------       ------   -------    -------    -------   -------
 Total distributions ...........................................       (0.02)       (0.02)    (0.01)     (0.01)     (0.02)    (0.05)
                                                                      ------       ------   -------    -------    -------   -------
NET ASSET VALUE -- END OF PERIOD ...............................      $ 1.00       $ 1.00   $  1.00    $  1.00    $  1.00   $  1.00
                                                                      ======       ======   =======    =======    =======   =======
TOTAL RETURN ...................................................       1.57%**      1.63%     0.53%      0.95%      2.02%     5.50%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
 Expenses: .....................................................       0.63%*       0.59%     0.58%      0.57%      0.54%     0.54%
 Net investment income .........................................       3.10%*       1.44%     0.53%      0.93%      2.37%     5.59%
Net assets at the end of period (000 omitted) ..................      $3,614       $3,939   $33,892    $34,252    $23,576   $95,324

---------------
*    Annualized
**   Not annualized
(1)  Less than $0.01 per share.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.























    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
===================================================================================================================================

                                                          For the
                                                         Six-Month
                                                       Period Ended                  For the Fiscal                  For the Period
                                                       December 31,               Years Ended June 30,             April 2, 2001(1)
U.S. GOVERNMENT MONEY MARKET FUND --                       2005         ------------------------------------------     through
 SERVICE SHARES                                         (Unaudited)      2005       2004        2003        2002    June 30, 2001
                                                       ------------    --------   --------    --------    --------  --------------
NET ASSET VALUE -- BEGINNING OF PERIOD .............     $   1.00      $   1.00   $   1.00    $   1.00    $   1.00     $     1.00
                                                         --------      --------   --------    --------    --------     ----------
INVESTMENT OPERATIONS:
 Net investment income .............................         0.01          0.01         --(2)     0.01        0.02           0.01
                                                         --------      --------   --------    --------    --------     ----------
DISTRIBUTIONS:
 From net investment income ........................        (0.01)        (0.01)        --(2)    (0.01)      (0.02)         (0.01)
 From net realized gain ............................           --            --         --          --          --(2)          --
                                                         --------      --------   --------    --------    --------     ----------
 Total distributions ...............................        (0.01)        (0.01)        --       (0.01)      (0.02)         (0.01)
                                                         --------      --------   --------    --------    --------     ----------
NET ASSET VALUE -- END OF PERIOD ...................     $   1.00      $   1.00   $   1.00    $   1.00    $   1.00     $     1.00
                                                         ========      ========   ========    ========    ========     ==========
TOTAL RETURN .......................................        1.50%**       1.41%      0.33%       0.75%       1.79%          0.94%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(3)
 Expenses: .........................................        0.78%*        0.79%      0.78%       0.77%       0.78%          0.78%*
 Net investment income .............................        2.96%*        1.39%      0.33%       0.76%       1.78%          3.75%*
Net assets at the end of period (000 omitted) ......     $738,891      $741,514   $832,314    $929,538    $974,914     $1,120,776

---------------
*    Annualized
**   Not annualized
(1)  Commencement of Operations
(2)  Less than $0.01 per share.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- U.S. Government Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.



















    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
===================================================================================================================================


                                                                     For the
                                                                    Six-Month
                                                                  Period Ended                      For the Fiscal
                                                                  December 31,                   Years Ended June 30,
                                                                      2005        -------------------------------------------------
TAX-EXEMPT MONEY MARKET FUND -- INVESTOR SHARES                    (Unaudited)     2005       2004       2003      2002       2001
                                                                  ------------    -------   -------    -------    -------   -------
NET ASSET VALUE -- BEGINNING OF PERIOD ........................      $  1.00      $  1.00   $  1.00    $  1.00    $  1.00   $  1.00
                                                                     -------      -------   -------    -------    -------   -------
INVESTMENT OPERATIONS:
 Net investment income ........................................         0.01         0.01        --(1)    0.01       0.01      0.03
                                                                     -------      -------   -------    -------    -------   -------
DISTRIBUTIONS:
 From net investment income ...................................        (0.01)       (0.01)       --(1)   (0.01)     (0.01)    (0.03)
                                                                     -------      -------   -------    -------    -------   -------
NET ASSET VALUE -- END OF PERIOD ..............................      $  1.00      $  1.00   $  1.00    $  1.00    $  1.00   $  1.00
                                                                     =======      =======   =======    =======    =======   =======
TOTAL RETURN ..................................................        1.03%**      1.16%     0.41%      0.73%      1.30%     3.38%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
 Expenses: ....................................................        0.67%*       0.64%     0.58%      0.57%      0.56%     0.53%
 Net investment income ........................................        2.04%*       0.98%     0.42%      0.72%      1.49%     3.36%
Net assets at the end of period (000 omitted) .................      $16,021      $13,084   $46,990    $23,382    $29,597   $65,138

---------------
*    Annualized
**   Not annualized
(1)  Less than $0.01 per share.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.




















    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
===================================================================================================================================

                                                          For the
                                                         Six-Month
                                                       Period Ended                  For the Fiscal                  For the Period
                                                       December 31,               Years Ended June 30,             April 2, 2001(1)
TAX-EXEMPT MONEY MARKET FUND --                            2005         ------------------------------------------      through
 SERVICE SHARES                                         (Unaudited)      2005       2004        2003        2002     June 30, 2001
                                                       ------------    --------   --------    --------    --------   --------------
NET ASSET VALUE -- BEGINNING OF PERIOD .............     $   1.00      $   1.00   $   1.00    $   1.00    $   1.00      $   1.00
                                                         --------      --------   --------    --------    --------      --------
INVESTMENT OPERATIONS:
 Net investment income .............................         0.01          0.01         --(2)     0.01        0.01          0.01
                                                         --------      --------   --------    --------    --------      --------
DISTRIBUTIONS:
 From net investment income ........................        (0.01)        (0.01)        --(2)    (0.01)      (0.01)        (0.01)
                                                         --------      --------   --------    --------    --------      --------
NET ASSET VALUE -- END OF PERIOD ...................     $   1.00      $   1.00   $   1.00    $   1.00    $   1.00      $   1.00
                                                         ========      ========   ========    ========    ========      ========
TOTAL RETURN .......................................        0.96%**       0.98%      0.21%       0.52%       1.09%         0.64%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(3)
 Expenses: .........................................        0.82%*        0.80%      0.79%       0.78%       0.78%         0.79%*
 Net investment income .............................        1.92%*        0.96%      0.20%       0.52%       1.08%         2.38%*
Net assets at the end of period (000 omitted) ......     $350,875      $346,249   $424,089    $525,522    $493,767      $409,650

---------------
*    Annualized
**   Not annualized
(1)  Commencement of Operations
(2)  Less than $0.01 per share.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Tax-Exempt Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
























    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. The Trust currently offers 26 series, three of which are included in these financial statements. The three series are as follows: Wilmington Prime Money Market Fund formerly, the Wilmington Prime Money Market Portfolio, ("Prime Money Market Fund"), Wilmington U.S. Government Money Market Fund, formerly, the Wilmington U.S. Government Portfolio, ("U.S. Government Money Market Fund") and Wilmington Tax-Exempt Money Market Fund, formerly, the Wilmington Tax-Exempt Portfolio, ("Tax-Exempt Money Market Fund") (each, a "Fund" and collectively, the "Funds").

   Each Fund offers two classes of shares: Service Shares and Investor Shares. All classes of shares have identical voting, dividend and liquidation rights. Service Shares are offered to investors who use a financial intermediary to process transactions with the Funds and are subject to a shareholder servicing fee. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee.

   Effective July 1, 2005, each Fund's investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby each Fund directly invests in securities. The restructuring was accomplished through a redemption by each Fund of its investment in its corresponding master fund, whereby the master fund distributed to the Fund its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   Security Valuation. Each Fund values securities utilizing the amortized cost valuation method which is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity.

   Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

   Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount.

   Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   Repurchase Agreements. Each Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

   101% of the resale price. The Funds' investment adviser, is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   Distributions to Shareholders. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For it services, RSMC receives an advisory fee at an annualized rate of 0.37% of each Fund's first $1 billion of average daily net assets; 0.33% of each Fund's next $500 million of average daily net assets; 0.30% of each Fund's next $500 million of average daily net assets; and 0.27% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee.

   RSMC provides compliance services to the Funds pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.012% of each Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2005 are shown separately on the statements of operations.

   Compensation of Trustees and Officers. Trustees and officers of the Funds who are interested persons of RSMC, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of RSMC, as defined in the 1940 Act, receive compensation and reimbursement of expenses. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   Distribution and Shareholder Servicing Fees. The Investor Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows a Fund to pay a fee for the sale and distribution of Investor

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

   Shares, and for services provided to Investor Shares shareholders. While the Rule 12b-1 Plan provides for reimbursement of up to an annual rate of 0.20% of each Fund's average daily net assets of the Investor Shares, the Board of Trustees has limited annual payments to 0.10% of average daily net assets.

   The Service Shares of each Fund have adopted a shareholder service plan authorizing each Fund to pay service providers an annual fee not exceeding 0.25% of each Fund's average daily net assets of the Service Shares, to compensate service providers who maintain a service relationship.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2005, are shown separately in the statement of operations.

4. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2005 for the Service Shares and Investor Shares are as follows.

                                                                         Investor Shares                    Service Shares
                                                                   ----------------------------    --------------------------------
                                                                     Shares          Dollars           Shares           Dollars
                                                                  ------------    -------------    --------------   ---------------
  Prime Money Market Fund
  -----------------------
  Sold ........................................................     63,686,506    $  63,686,506     3,221,304,670   $ 3,221,304,670
  Issued on reinvestment of distributions .....................         60,391           60,391         2,411,444         2,411,444
  Redeemed ....................................................    (66,043,339)     (66,043,339)   (3,055,467,118)   (3,055,467,118)
                                                                  ------------    -------------    --------------   ---------------
  Net increase (decrease) .....................................     (2,296,442)   $  (2,296,442)      168,248,996   $   168,248,996
                                                                  ============    =============    ==============   ===============
  U.S. Government Money Market Fund
  ---------------------------------
  Sold ........................................................      1,014,598    $   1,014,598     1,323,241,802   $ 1,323,241,802
  Issued on reinvestment of distributions .....................         18,647           18,647            92,213            92,213
  Redeemed ....................................................     (1,357,586)      (1,357,586)   (1,325,957,170)   (1,325,957,170)
                                                                  ------------    -------------    --------------   ---------------
  Net decrease ................................................       (324,341)   $    (324,341)       (2,623,155)  $    (2,623,155)
                                                                  ============    =============    ==============   ===============
  Tax-Exempt Money Market Fund
  ----------------------------
  Sold ........................................................    203,712,477    $ 203,712,477       382,647,727   $   382,647,727
  Issued on reinvestment of distributions .....................          7,947            7,947            30,245            30,245
  Redeemed ....................................................   (200,783,642)    (200,783,642)     (378,052,037)     (378,052,037)
                                                                  ------------    -------------    --------------   ---------------
  Net increase ................................................      2,936,782    $   2,936,782         4,625,935   $     4,625,935
                                                                  ============    =============    ==============   ===============

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

   Transactions in shares of capital stock for the year ended June 30, 2005 for the Investor Shares and Service Shares are as follows.


                                                                         Investor Shares                    Service Shares
                                                                  -----------------------------    --------------------------------
                                                                    Shares           Dollars           Shares           Dollars
                                                                 ------------    --------------    --------------   ---------------
Prime Money Market Fund
-----------------------
Sold .........................................................     85,960,074    $   85,960,074     4,179,221,039   $ 4,179,221,039
Issued on reinvestment of
 distributions ...............................................         68,535            68,535         1,654,721         1,654,721
Redeemed .....................................................    (93,270,649)     (93,270,649)    (3,980,727,170)   (3,980,727,170)
                                                                 ------------    --------------    --------------   ---------------
Net increase (decrease) ......................................     (7,242,040)   $   (7,242,040)      200,148,590   $   200,148,590
                                                                 ============    ==============    ==============   ===============
U.S. Government Money Market Fund
---------------------------------
Sold .........................................................      1,593,523    $    1,593,523     3,292,024,006   $ 3,292,024,006
Issued on reinvestment of
 distributions ...............................................         17,810            17,810            70,105            70,105
Redeemed .....................................................    (31,564,072)     (31,564,072)    (3,382,894,618)   (3,382,894,618)
                                                                 ------------    --------------    --------------   ---------------
Net decrease .................................................    (29,952,739)   $  (29,952,739)      (90,800,507)  $   (90,800,507)
                                                                 ============    ==============    ==============   ===============
Tax-Exempt Money Market Fund
----------------------------
Sold .........................................................    425,953,881    $  425,953,881       833,947,944   $   833,947,944
Issued on reinvestment of
 distributions ...............................................          7,902             7,902            36,190            36,190
Redeemed .....................................................   (459,867,842)    (459,867,842)      (911,824,629)     (911,824,629)
                                                                 ------------    --------------    --------------   ---------------
Net decrease .................................................    (33,906,059)   $  (33,906,059)      (77,840,495)  $   (77,840,495)
                                                                 ============    ==============    ==============   ===============


5. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

   The tax character of distributions paid during the six-month period ended December 31, 2005 and the year ended June 30, 2005 was as follows:

                                                                             Prime Money    U.S. Government        Tax-Exempt
                                                                             Market Fund   Money Market Fund    Money Market Fund
                                                                             -----------   -----------------    -----------------
  Six-Month Period ended December 31, 2005
  Ordinary income........................................................    $36,051,561      $11,561,652          $       --
  Tax-exempt income......................................................             --               --           3,387,961
  Year ended June 30, 2005
  Ordinary income........................................................    $31,045,502      $11,228,356          $       --
  Tax-exempt income......................................................             --               --           4,108,786


6. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

   Approximately 60% of the investments of the Tax-Exempt Money Market Fund on December 31, 2005, were insured by private issuers that guarantee payment of principal and interest in the event of default or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT
================================================================================

   At a meeting held on September 1, 2005, the Board of Trustees including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees") unanimously approved the continuance for an additional one-year period of existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Prime Money Market Fund, Wilmington Tax-Exempt Money Market Fund, and Wilmington U.S. Government Money Market Fund, (each a "series"), and RSMC (the "RSMC Agreement") for an additional one-year period. The Trustees also unanimously approved the sub-advisory agreement (the "WTIM Agreement" and with the RSMC Agreement, the "Agreement") among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities and performs research, statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation which is under common control with RSMC and whose employees are also employees of RSMC.

   Before meeting to determine whether to approve the continuance of the Agreement, the Board had the opportunity to review written materials provided by RSMC and legal counsel to the Trust which contained information to help the Board evaluate the Agreement. The materials generally included information regarding (i) services performed for the Trust and one or more of its series,
(ii) the size and qualifications of RSMC's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust,
(iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a series and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's or sub-adviser's ability to service the series, (ix) the compliance with a series' investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. RSMC had provided information regarding the advisory fees received and an analysis of these fees in relation to the services to the series, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's or sub-adviser's relationship with the Trust.

   During its deliberations on whether to approve the Agreement, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Trustees considered the services provided to the series by RSMC as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Board noted the substantial changes to the operations and management of the Trust over the past year including the withdrawal from the master-feeder structure, improved performance, and changes in personnel including a new CFO and CCO. The Board considered RSMC's personnel changes over the last year and the depth of RSMC's personnel who possess the experience to provide investment management services to the series of the Trust. The Board determined that the changes in management have generally been favorable. The Trustees concluded that the nature, extent and quality of the services provided by each adviser and sub-adviser to each series were appropriate and consistent with the terms of the Agreement, that the quality of those services had been consistent with industry norms and that the series were likely to benefit from the continued provision of those services. They also concluded that RSMC had sufficient personnel, with the appropriate education and experience, to serve the series effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT -- continued
================================================================================

   The Board considered the investment performance of each series and RSMC. The Board reviewed and considered comparative performance data and each series' performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Board also noted its review and evaluation of each series' investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series and RSMC was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. It was noted that although the performance of some series lagged that of their peers for certain periods and they concluded that RSMC had taken appropriate steps to address the under-performance and that the more recent performance has been improving.

   The Board considered the costs of the services provided by RSMC, the compensation and benefits received by RSMC in providing services to the series, as well as RSMC's profitability. In addition, the Board considered direct or indirect revenues received by affiliates of the adviser and sub-adviser. The Board recognized that that RSMC's level of profitability is an important factor in providing service to the series. The Board was satisfied that RSMC's profits were sufficient to continue as a viable concern generally and as investment adviser of the series specifically. The Board concluded that RSMC's fees and profits derived from its relationship with the Trust in light of each series' expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series was reasonable, taking into account the size of the series, the quality of services provided by RSMC and the investment performance of the series.

   The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for all of the series for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that any economies of scale achieved will be primarily due to the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in their advisory fees.

   The Trustees considered whether there have occurred any events that would constitute a reason for the Trustees not to renew the Agreement and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of each series and its shareholders to approve the continuation of the Agreement. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS
================================================================================


WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of their respective shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it related to the business of the Trust Complex is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES


                                                                                                        Number of
                                                                                  Principal           Portfolios in       Other
                              Position(s)          Term of Office               Occupation(s)           the Trust     Directorships
                               Held with            and Length of                During Past           Overseen by       Held by
Name, Address and Age          the Trust             Time Served                 Five Years              Trustee         Trustee
---------------------       ---------------   ------------------------    ------------------------    -------------   -------------
ROBERT J. CHRISTIAN(1)      Trustee           Shall serve until death,    Executive Vice                   26         None
Date of Birth: 2/49         President,        Resignation or removal.     President and
                            Chief Executive   Trustee, President and      Chief Investment
                            Officer and       Chairman of the Board       Officer of Wilmington
                            Chairman of       since October 1998.         Trust Company since
                            the Board.                                    February 1996; President
                                                                          of Rodney Square
                                                                          Management Corporation
                                                                          ("RSMC") from 1996
                                                                          to 2005; Vice President
                                                                          of RSMC since 2005.

NEIL WOLFSON(2)             Trustee,          Shall serve at the          Chief Investment Officer         26         None
Date of Birth: 6/64                           pleasure of the Board       of Wilmington Trust
                                              and until successor is      Investment Management,
                                              elected and qualified.      LLC ("WTIM") since
                                              Trustee since November      July 2004; Previously,
                                              2005.                       Partner at KPMG from
                                                                          1996-2004.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Vice President of RSMC, an investment adviser to the Trust.

(2) Mr. Wolfson is an "interested" Trustee by reason of his position as Chief Investment Officer of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS -- continued
===================================================================================================================================

INDEPENDENT TRUSTEES

                                                                                                   Number of
                                                                             Principal           Portfolios in          Other
                           Position(s)        Term of Office               Occupation(s)           the Trust        Directorships
                            Held with          and Length of                During Past           Overseen by          Held by
Name, Address and Age        the Trust           Time Served                 Five Years              Trustee            Trustee
--------------------       -----------   ------------------------    ------------------------    -------------   ------------------
ROBERT ARNOLD              Trustee       Shall serve until death,    Founder and co-manages,          26         First Potomac
Date of Birth: 3/44                      resignation or removal.     R. H. Arnold & Co., Inc.                    Realty Trust
                                         Trustee since May           (investment banking                         (real estate
                                         1997.                       company) since 1989.                        investment trust).

DR. ERIC BRUCKER           Trustee       Shall serve until           Professor of Economics,          26         None
Date of Birth: 12/41                     death, resignation or       Widener University since
                                         removal. Trustee            July 2004; formerly,
                                         since October 1999.         Dean, School of Business
                                                                     Administration of
                                                                     Widener University
                                                                     from 2001 to 2004;
                                                                     Dean, College of
                                                                     Business, Public Policy
                                                                     and Health at
                                                                     the University of
                                                                     Maine from September
                                                                     1998 to June 2001.

NICHOLAS GIORDANO          Trustee       Shall serve until death,    Consultant,                      26         Kalmar Pooled
Date of Birth: 3/43                      resignation or removal.     financial services                          Investment Trust;
                                         Trustee since October       organizations from                          Independence
                                         1998.                       1997 to present;                            Blue Cross; and
                                                                     Interim President,                          IntriCon
                                                                     LaSalle University                          Corporation
                                                                     from 1998 to 1999.                          (industrial
                                                                                                                 furnaces and
                                                                                                                 ovens).

LOUIS KLEIN, JR.           Trustee       Shall serve until           Self-employed                    26         CRM Mutual
Date of Birth: 5/35                      death, resignation          financial consultant                        Fund Trust;
                                         or removal. Trustee         since 1991.                                 and WHX
                                         since October 1999.                                                     Corporation.

CLEMENT C. MOORE, II       Trustee       Shall serve until death,    Managing Partner,                26         CRM Mutual
Date of Birth: 9/44                      resignation or removal.     Mariemont Holdings,                         Fund Trust
                                         Trustee since October       LLC, (real estate
                                         1999.                       holding and development
                                                                     company) since 1980.

JOHN J. QUINDLEN           Trustee       Shall serve until death,    Retired since 1993.              26         None
Date of Birth: 5/32                      resignation or removal.
                                         Trustee since October
                                         1999.

MARK A. SARGENT            Trustee       Shall serve until death,    Dean and Professor               26         None
Date of Birth: 4/51                      resignation or removal.     of Law, Villanova
                                         Trustee since November      University School of
                                         2001.                       Law since July 1997.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS -- continued
===================================================================================================================================

EXECUTIVE OFFICERS

                                                                                                        Number of
                                                                                   Principal          Portfolios in       Other
                                Position(s)           Term of Office             Occupation(s)          the Trust     Directorships
                                 Held with             and Length of              During Past          Overseen by       Held by
Name, Address and Age             the Trust              Time Served               Five Years             Trustee         Trustee
---------------------        ------------------   ----------------------    ----------------------    -------------   -------------
ERIC K. CHEUNG               Vice President       Shall serve at            Vice President,           N/A             N/A
1100 North Market Street                          the pleasure of           Wilmington Trust
Wilmington, DE 19890                              the Board and             Company since
Date of Birth: 12/54                              until successor is        1986; and Vice
                                                  elected and               President and
                                                  qualified. Officer        Director, RSMC
                                                  since October             since 2001.
                                                  1998.

JOSEPH M. FAHEY, JR.         Vice President       Shall serve at the        Vice President,           N/A             N/A
1100 North Market Street                          pleasure of the           RSMC since 1992.
Wilmington, DE 19890                              Board and until
Date of Birth: 1/57                               successor is
                                                  elected and
                                                  qualified. Officer
                                                  since November
                                                  1999.

JOHN J. KELLEY               Vice President,      Shall serve at            Vice President of         N/A             N/A
1100 North Market Street     Chief Financial      the pleasure of           RSMC since
Wilmington, DE 19890         Officer, Treasurer   the Board and             July 2005;
Date of Birth: 9/59          & Secretary          until successor is        Vice President
                                                  elected and qualified.    of PFPC Inc.
                                                  Officer since             from January
                                                  September 2005.           2005 to June
                                                                            2005; Vice
                                                                            President of
                                                                            Administration,
                                                                            1838 Investment
                                                                            Advisors, LP from
                                                                            1999 to 2005.

WILLIAM P. RICHARDS, JR.     Vice President       Shall serve at            Managing Director,        N/A             N/A
100 Wilshire Boulevard                            the pleasure of           Roxbury Capital
Suite 1000                                        the Board and             Management LLC
Santa Monica, CA 90401                            until successor           (registered investment
Date of Birth: 11/36                              is elected                adviser) since 1998.
                                                  and qualified.
                                                  Officer since
                                                  November 2004.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS -- continued
===================================================================================================================================


EXECUTIVE OFFICERS

                                                                                                        Number of
                                                                                  Principal           Portfolios in       Other
                                Position(s)          Term of Office             Occupation(s)           the Trust     Directorships
                                 Held with            and Length of              During Past           Overseen by       Held by
Name, Address and Age            the Trust             Time Served               Five Years              Trustee         Trustee
---------------------       -------------------   --------------------    ------------------------    -------------   -------------
ANNA M. BENCROWSKY          Chief Compliance      Shall serve at          Vice President and          N/A             N/A
1100 North Market Street    Officer               the pleasure of         Chief Compliance
Wilmington, DE 19890                              the Board and           Officer, RSMC since
Date of Birth: 5/51                               until successor         2004; Vice President
                                                  is elected and          and Chief Compliance
                                                  qualified; Officer      Officer, 1838
                                                  since September         Investment Advisors, LP
                                                  2004.                   from 1998 to 2004;
                                                                          Vice President,
                                                                          Secretary, and
                                                                          Treasurer, 1838
                                                                          Investment Advisors
                                                                          Funds from 1995 to
                                                                          2004; Vice President
                                                                          and Secretary, 1838
                                                                          Bond-Debenture
                                                                          Trading Fund from
                                                                          1982 to 2004.

JOHN C. MCDONNELL           Assistant Treasurer   Shall serve at the      Vice President of           N/A             N/A
1100 North Market Street                          pleasure of the         RSMC since
Wilmington, DE 19890                              Board and until         November 2005;
Date of Birth: 4/66                               successor is elected    Audit Senior,
                                                  and qualified.          Deloitte & Touche LLP
                                                  Officer since           from September 2004
                                                  November 2005.          to October 2005;
                                                                          Assistant Vice President
                                                                          of Administration,
                                                                          1838 Investment
                                                                          Advisors, LP from
                                                                          1999 to 2005.

CHARLOTTA E.                Assistant Secretary   Shall serve at the      Mutual Fund Regulatory      N/A             N/A
VON WETTBERG                                      pleasure of the         Administrator,
1100 North Market Street                          Board and until         Wilmington Trust
Wilmington, DE 19890                              successor is elected    Company since
Date of Birth: 9/70                               and qualified.          2003; From 2001 to
                                                  Officer since           2003, Regulatory
                                                  February 2003.          Administrator, PFPC Inc.

WILMINGTON FUNDS -- MONEY MARKET FUNDS (UNAUDITED)
--------------------------------------------------

================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                                Mark A. Sargent
                                  Neil Wolfson
                           -------------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                        John J. Kelley, Vice President/
                Chief Financial Officer/Treasurer and Secretary
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                    William P. Richards, Jr., Vice President
                  Anna M. Bencrowsky, Chief Compliance Officer
                           -------------------------

                               INVESTMENT ADVISER
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                           -------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                           -------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                           -------------------------




This semi-annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Money Market Funds -- Investor Shares or Service Shares.


WMMS-SEMI-12/05

                                                                     WILMINGTON
                                                                          FUNDS






                               Money Market Funds



                              o Prime Money Market

                              o U.S. Government

                              o Tax-Exempt









                                  SEMI ANNUAL
                               December 31, 2005

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   In virtually any calendar year, there are significant differences in the performance of various financial market indexes. Last year, 2005, was no exception. Large capitalization stocks, as represented by the Standard & Poor's (S&P) 500(R) Index, advanced just 4.9% while the S&P SmallCap 600(R) Index rose 7.7% and the S&P MidCap 400(R) Index rose nearly 12.6%. However, returns on foreign equities were among the best last year, with the MSCI EAFE(R) Index having risen just over 13.5%. Fixed income rates of return were virtually all in the low-single digits, with the Lehman Brothers Intermediate Treasury Bond Index at 1.6% and U.S. Treasury Bills at 3.1%.

   As we enter 2006, we find the financial markets continuing to face uncertainties and ambiguities with regards to economic momentum, inflation and Federal Reserve Policy. At least in the first half of the year, the investment markets will be facing a new Chairman of the Federal Reserve (the "Fed") who will likely keep raising interest rates - if only to show that he too is tough on inflation. Thus, short-term interest rates could reach 5% by the spring of 2006 and maybe even higher by mid year. As opposed to 2005, stocks are not likely to get support from strong earnings increases. Moreover, higher energy prices and higher short-term interest rates will likely result in slower overall economic growth as 2006 progresses. Thus, equities will continue to be challenged by these forces and single-digit returns should be the norm. Certainly, certain asset classes will gravitate toward the head of the class but we cannot be certain which classes they are. So, continued asset allocation and diversification is critical to investment success.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON BROAD MARKET BOND, SHORT/INTERMEDIATE-TERM BOND & SHORT-TERM BOND
FUNDS

   The following comments cover the Wilmington Short/Intermediate-Term Bond Fund, the Wilmington Broad Market Bond Fund and the Wilmington Short-Term Bond Fund (the "Funds").

   The Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate Fund") and Wilmington Broad Market Bond Fund ("Broad Market Fund") are designed to give shareholders broad exposure to the dynamics of the taxable fixed income market with a stable flow of income and minimization of risk. This goal is accomplished by applying a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The major difference between the Short/ Intermediate Fund and Broad Market Fund is the exposure to interest rate risk. The Wilmington Short/Intermediate Fund has the lower risk exposure to interest rates and finished the semi-annual period with an effective duration of 3.61 years. The Broad Market Fund had an effective duration of 5.17 years at the same point in time.

   The Wilmington Short-Term Bond Fund ("Short-Term Fund") is designed to provide for a high level of current income while limiting principal value fluctuations by investing in securities with maturities or average lives that are less than five years. The Short-Term Fund is expected to invest primarily in short-term investment grade bonds, but it may invest up to 20% in securities that are below investment grade ratings by S&P or Moody's. As of December 31, 2005, the Short-Term Fund had an effective duration of 1.95 years.

   The Fed entered the third quarter of 2005 systematically working to remove its accommodative monetary policy through incremental rate hikes and it completed the quarter equally focused upon this task. Two more rate hikes took place during the third quarter bringing the Federal Funds rate up to 3.75%. Throughout much of the Fed's campaign to raise rates, the shorter and longer maturities have conflicted over direction with short-term rates moving higher due to the Fed's policy changes while long-term rates have at times held steady or declined. This
                                       1

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

problem was popularly described by Fed Chair Alan Greenspan as a "conundrum" and has been the source of countless arguments as to why it was taking place. However, the "conundrum" lost some of its allure over the market as bonds behaved in a more traditional fashion over the last three months of the period. Two-Year Treasury Notes rose by 52 basis points in yield to reach 4.17% by the end of September. At the same time, Ten-Year Treasury Notes added 38 basis points to yield 4.32%. While the yield curve did flatten by 14 basis points, the overall rate movement with both ends of the maturity spectrum moving up is much more consistent with historic rate change patterns. As the horrific devastation from Hurricane Katrina caused much of the nation to come to a standstill, expectations regarding the Fed were momentarily reevaluated by the markets. Thoughts that the Fed might decide to pass on hiking rates caused short-term rates to rally and the yield curve to steepen. However, traders and economists came to the conclusion that the Fed was much more likely to treat the impacts of Katrina as temporary and with the economy growing well before the storms and fears of inflation heightened by the surge in energy product prices, the Fed would not likely deviate from their 15 month old pattern. Indeed, the Fed confirmed this expectation with their 11th consecutive rate hike in late September.

   The final quarter of the calendar year witnessed a return to the previous pattern of sizeable increases in short-term yields with only modest changes posted further out the yield curve. The Fed implemented two 25 basis point increases and these increases were reflected in 3- and 6-month bill rates which were up 53 and 46 basis points, respectively. Ten-Year Treasury Notes added a mere 7 basis points to yield 4.39% by the end of the year while yields on 30-Year Treasuries actually fell by 3 basis points. The flattening of the yield curve has been one of the most consistent trends of the past 12 to 18 months and reached a critical juncture as the year ended. The normal positive shape to the yield curve, with rates at higher levels as maturities lengthen, had given way to a modestly negative curve from 2 Years to 5 Years. This condition, also called an inverted curve, has significant implications, most notably that the vast majority of previous recessions have experienced this financial pricing aberration.

   The investment grade corporate bond market has been besieged with numerous negative headlines throughout 2005. Hurricanes, bankruptcies, soaring energy prices, and the credit rating downgrades of two of the largest issuers in the market has provided a very challenging backdrop for credit during 2005. However, among the threats to the corporate bond market, the return of the leveraged buy-out is perhaps the nastiest as it has significantly increased the idiosyncratic risk within the investment grade credit market. Private equity funds, flush with cash, have been eager to purchase investment grade companies with stable cash flows and underperforming stock prices. The increase in leverage and subordination of existing bondholders, typical of most leveraged buy-out deals, usually results in substantial credit quality deterioration. Albertson's, Sungard Data Systems and Neiman Marcus Group are examples of companies that began the year as solid investment grade credits but suffered through multiple credit rating downgrades due to leveraged acquisitions. Event risk in the corporate market has not been limited to leveraged buy-outs. Current management teams are under increasing pressure to boost shareholder value due to stagnant equity valuations. This has led to an increase in stock repurchase activity, increased dividends and other actions that increase shareholder value while depleting bondholder protection.

   The industrial sectors were the hardest hit by these negative developments. On the surface, the average spread against the Treasury market for this sector seemed to contract as it went from 114 basis points on June 30, 2005 to 107 basis points on December 31, 2005 as measured by the Lehman Industrial Sector Index. However, included in that number is the positive spread tightening impact when Ford Motor Credit was eliminated from the investment grade universe in December. This caused spreads to tighten by 17 basis points. Excluding the impact from Ford
                                       2

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

Motor Credit, spreads widened by about 10 basis points over the six-month period. The financial sector, on the other hand, was able to avoid most of these problems and turned in a much better performance as spreads widened by only 2 basis points during the same six-month period.

   Given this environment, we will examine the strategies employed by each of the three funds.

WILMINGTON SHORT-TERM BOND FUND

   The Wilmington Short-Term Bond Fund ("Short-Term Fund" or the "Fund") performed well over the six months. The Institutional Shares of the Short-Term Fund had total returns of 0.14% and 0.52% during the third and fourth quarters, respectively, and finished the six month period with a total return of 0.66%. This compares positively to the Merrill Lynch 1-5 Year Treasury Index which had returns of -0.22% and 0.63% during the two quarters and finished with a return of 0.41% over the six months. Investor Shares of the Short-Term Fund commenced operations on December 20, 2005 and finished the period ending December 31, 2005 with a return of 0.10% (the maximum front-end sales load of 2.00% is not reflected; if reflected the return would be lower).

   A defensive duration position helped the Fund substantially during the June to September period. The interest rate sensitivity was held below benchmark levels in the face of continued pressure by the Fed to raise rates. The Fund was also helped by its exposure to the corporate bond market that stood at 81% on September 30. This exposure enabled the Fund to generate higher income returns but also left it more vulnerable to the spread widening which took place in the corporate bond market. Over the final three months of the year, the corporate bond holdings generated only 3 basis points of excess return relative to duration matched Treasuries despite their significant yield advantage.

   During the final quarter of 2005, the Fund remained in a defensive position relative to the yield curve as the Fed made two additional increases in short-term rates. This helped performance but it was unable to offset the impact of spreads moving wider in the corporate bond market as outlined before.

   The following table compares the performance of the Short-Term Fund with that of the Merrill Lynch 1-5 Year Treasury Index, ("Merrill 1-5 Yr"), an unmanaged index that consists of all U.S. Treasury securities outstanding with maturities greater than one year and less than five years, for the periods ended December 31, 2005.*

                                                                                                     Average Annual Total Return
                                                                                                    -----------------------------
                                                                                                      Six                 Since
                                                                                                    Months    1 Year   Inception(1)
                                                                                                    ------    ------   ------------
Short-Term Fund - Institutional Shares............................................................   0.66%    1.43%        1.29%
Short-Term Fund - Investor Shares**...............................................................    N/A      N/A        (1.91)%
Short-Term Fund - Investor Shares at NAV..........................................................    N/A      N/A         0.10%
Merrill 1-5 Yr....................................................................................   0.41%    1.39%        1.18%

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

** Performance quoted for the Investor Shares reflects the deduction of the maximum front-end sales charge of 2.00%.

         An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.

         The performance shown in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1) Since inception returns are average annual returns for periods greater than one year and cumulative returns for periods less than one year. The Institutional Shares commenced operations on July 1, 2003 and the Investor Shares commenced operations on December 20, 2005. The Merrill 1-5 Yr total return is for the period July 1, 2003 through December 31, 2005.

WILMINGTON SHORT/INTERMEDIATE-TERM BOND FUND

   The Institutional Shares of the Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate Fund" or the "Fund") had total returns of -0.50% and 0.35% during the third and fourth quarters, respectively and finished the six month period with a total return of -0.15%, which fell slightly below the benchmark results. The Lehman Intermediate Government Credit Index had returns of -0.52% and 0.52% during the two quarters and finished with no gain over the six months. Investor Shares of the Fund finished the six month period with a total return of -0.20% (the maximum front-end sales load of 2.00% is not reflected; if reflected the return would be lower).

   The problems confronting the Short/Intermediate Fund were only slightly different from those faced by the Short-Term Fund. The interest rate exposure of the Fund was held below benchmark levels during the early part of the six-month period to protect against principal erosion as interest rates headed higher. At the end of September, the duration of the Fund was 3.44 years, 5% below our benchmark.

   During the final three months, the duration exposure was increased to bring it to levels closer to the benchmark. This helped performance during the last two months of 2005 when rates tended to decline. The Fund's over-exposure to corporate bonds offset some of these benefits as spreads widened during the final three months of the year.

   The following chart compares the performance of the Short/Intermediate Fund with that of the Lehman Intermediate Government/Credit Index ("Lehman Inter. Govt/Credit"), an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government agency obligations and investment grade corporate debt obligations with a maturity range between 1 and 10 years, and the Merrill Lynch 1-10 Year U.S. Treasury Index ("Merrill Lynch 1-10 Yr."), an unmanaged index of fixed-rate coupon-bearing U.S. Treasury securities with a maturity range of 1 to 10 years, for the periods ended December 31, 2005.*

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

                                                                                           Average Annual Total Return
                                                                                -------------------------------------------------
                                                                                 Six                                      Since
                                                                                Months   1 Year    5 Year    10 Year   Inception(1)
                                                                                ------   ------    ------    -------   ------------
Short/Intermediate Fund - Institutional Shares................................  (0.15)%    1.33%    5.06%     5.37%         --
Short/Intermediate Fund - Investor Shares**...................................  (2.23)%   (0.90)%    NA        NA         0.70%
Short/Intermediate Fund - Investor Shares at NAV..............................  (0.20)%    1.15%     NA        NA         1.63%
Lehman Inter. Govt/Credit.....................................................   0.00%     1.58%    5.49%     5.80%         --
Merrill Lynch 1-10 Yr.........................................................   0.06%     1.58%    4.52%     5.32%         --

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

** A maximum front-end sales charge of 2.00% was imposed for the Investor Shares effective December 20, 2005. The performance quoted reflects the deduction of the current maximum sales load at the beginning of each period shown.

      An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.

      The performance in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1) The Institutional Shares commenced operations on April 2, 1991 and because they are more than ten years old, no return since inception is provided. The Investor Shares commenced operations on October 7, 2003. No return is provided for the Indices.

WILMINGTON BROAD MARKET BOND FUND

   The Institutional Shares of the Wilmington Broad Market Bond Fund ("Broad Market Fund" or the "Fund") had total returns of -0.97% and 0.49% during the third and fourth quarters, respectively, and finished the six-month period with a total return of -0.48%. This compares well to the Lehman Government/ Credit Index which had returns of -0.97% and 0.59% during the two quarters and finished with a return of -0.38% over the six months. Investor Shares of the Fund commenced operations on December 20, 2005 and finished the period ending December 31, 2005 with a return of 0.34% (the maximum front-end sales load of 2.00% is not reflected; if reflected the return would be lower).

   The Broad Market Fund followed the same strategic path as the Short/ Intermediate Fund with very similar results relative to the market. The interest rate exposure of the Fund was held below benchmark levels during the early part of the six-month period to protect against principal erosion as interest rates headed higher. At the end of September, the duration of the Fund was 5.02 years, 2.5% below our benchmark.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   During the final three months, the duration exposure was increased to bring it to levels closer to the benchmark. This helped performance during the last two months of 2005 when rates tended to decline. The Fund's over-exposure to corporate bonds offset some of these benefits as spreads widened during the final three months of the year.

   The following chart compares the performance of the Broad Market Fund and its predecessor, the Bond Fund (a collective investment Fund), with that of the Lehman Government/Credit Index, an unmanaged index of fixed rate U.S. Treasury Bonds and Notes, U.S. Government agency obligations and investment grade corporate debt obligations with maturities no less than 1 year, and the Merrill Lynch U.S. Treasury Master Index ("Merrill Lynch U.S. Treasury"), an unmanaged index of fixed-rate coupon-bearing U.S. Treasury securities with a maturity range of 1 to 30 years, for the periods ended December 31, 2005.* The Bond Fund's performance (12/31/95 - 6/29/98) has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Broad Market Bond Portfolio (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Bond Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the Bond Fund has been registered under the 1940 Act, its performance may have been different.

                                                                                          Average Annual Total Return
                                                                              --------------------------------------------------
                                                                                Six                                      Since
                                                                              Months    1 Year    5 Year    10 Year   Inception(1)
                                                                              -------   ------    ------    -------   ------------
Broad Market Fund - Institutional Shares..................................    (0.48)%    2.07%     5.48%     5.60%          --
Broad Market Fund - Investor Shares**.....................................      NA        NA        NA        NA         (1.69)%
Broad Market Fund - Investor Shares at NAV................................      NA        NA        NA        NA          0.34%
Lehman Government/Credit Index............................................    (0.38)%    2.37%     6.10%     6.17%          --
Merrill Lynch U.S. Treasury...............................................    (0.36)%    2.81%     5.32%     5.90%          --

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

** Performance quoted for the Investor Shares reflects the deduction of the maximum front-end sales charge of 2.00%.

      An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.

      The performance shown in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1) The Institutional Shares commenced operations on December 31, 1990 and because they are more than ten years old, no return since inception is provided. The Investor Shares commenced operations on December 20, 2005. No return is provided for the Indices.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON MUNICIPAL BOND FUND

   The Wilmington Municipal Bond Fund ("Municipal Fund" or the "Fund") is an intermediate, high-quality Fund designed to produce a high level of income that is exempt from Federal income taxes while seeking preservation of capital. The basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Fund will normally be fully invested with an average maturity in the 5 to 10 year range.

   Performance for the Institutional Shares of the Fund for the semiannual period ending December 31, 2005 was 0.35%, versus the Lipper Intermediate Municipal Debt Funds peer group of 0.19% and the Lehman Short/Intermediate Municipal Index of 0.27%. This positive relative performance was the result of the Fund's barbell strategy versus the target index. We targeted short premium coupon noncallable bonds and added stakes in 10- to 15-year maturities (with 5%-plus coupon structures and 8-10 years of call protection) when market conditions allowed. We generally avoided the 3- to 8-year segment of the curve and sold bonds in this maturity range to realign the Fund. Investor Shares of the Fund commenced operations on December 20, 2005 and finished the period ending December 31, 2005 with a return of 0.33% (the maximum front-end sales load of 2.00% is not reflected; if reflected the return would be lower).

   On December 31, 2005, the Fund had an average effective maturity of 5.20 years, a duration of 4.79 years, and an average coupon of 5.15%, versus the target Lehman Short/Intermediate Municipal Index, which had an average effective maturity of 4.68 years, a duration of 4.08 years and an average coupon of 5.12%.

   The second half of 2005 was dominated by strong economic data coupled with low inflation and a hawkish Fed. The one constant during the quarter continued to be the Fed's measured pace to raising short-term interest rates. Four 25 basis point tightenings at the four Federal Open Market Committee meetings during last half of the year raised the Federal Funds rate to 4.25%

   During this period, the yield curve flattened considerably with short rates rising significantly higher than longer rates in the 10- to 15-year sector. Short maturity municipal rates followed the Fed's actions and moved up 62 basis points with the yield on one-year AAA-rated municipals ending the year at 3.20%. This was in strong contrast to yields on bonds maturing 10 years on out as they moved considerably less. 10-year AAA-rated municipal securities closed up even less at 21 basis points to end at a 3.99%. As a comparison, the spread between the yields of 2-year and 30-year municipals ended 2005 at 110 basis points, the tightest level in more than four years. This curve flattening trend will not continue into 2006 as the Fed's tightening cycle comes to an end sometime during the year. Market participants seem to agree that the Federal Funds rate will settle in a range of 4.50% to 5.00%. With the end of the tightening cycle in sight and new leadership at the Fed, interest rate volatility will likely continue through the first half of 2006.

   From a supply perspective, 2005 will be recorded as the year with the highest new issue volume, coming in at $408 billion. This was mainly fueled by refundings of older, higher-yielding debt and municipalities rushing to get deals to market in the fourth quarter to lock in the low yields.

   The following table compares the performance of the Municipal Fund with that of the Lehman Short/Intermediate Municipal Index ("Lehman Short/Intermediate Muni"), an unmanaged index that tracks performance

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

of municipal bonds issued after December 31, 1990 with remaining maturities of between 1 and 10 years and at least $7 million in outstanding principal, for the periods ended December 31, 2005.*


                                                                                          Average Annual Total Return
                                                                               -------------------------------------------------
                                                                                Six                                      Since
                                                                               Months   1 Year    5 Year    10 Year   Inception(1)
                                                                               ------   ------    ------    -------   ------------
Municipal Fund - Institutional Shares......................................    0.35%     1.53%     3.88%     4.29%           --
Municipal Fund - Investor Shares**.........................................     N/A       N/A       N/A       N/A       (1.67)%
Municipal Fund - Investor Shares at NAV....................................     N/A       N/A       N/A       N/A         0.33%
Lehman Short/Intermediate Muni.............................................    0.27%     1.45%     4.43%     4.74%           --

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

** Performance quoted for the Investor Shares reflects the deduction of the maximum front-end sales charge of 2.00%.

      An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.

      The performance in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1) The Institutional Shares commenced operations on November 1, 1993 and because they are more than ten years old, no return since inception is provided. The Investor Shares commenced operations on December 20, 2005. No return is provided for the Index.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                     Sincerely,

                                     /S/ Robert J. Christian

                                     Robert J. Christian
                                     President

January 27, 2006

You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read before investing

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

See Financial Highlights.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 EXPENSE DISCLOSURE
================================================================================

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

EXPENSE TABLES


                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     7/01/05      12/31/05      Ratio       Period*
                                                                                    ---------    ---------    ----------   --------
Short/Intermediate Fund - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $  998.50       0.67%       $3.38
Hypothetical 5% Return ..........................................................    1,000.00     1,021.83       0.67%        3.41

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 EXPENSE DISCLOSURE -- continued
================================================================================

FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005


                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     7/01/05      12/31/05      Ratio       Period*
                                                                                    ---------    ---------    ----------   --------
Short/Intermediate Fund - Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $  998.00       0.92%       $4.63

Hypothetical 5% Return ..........................................................    1,000.00     1,020.57       0.92%        4.69

Broad Market Fund - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $  995.20       0.72%       $3.62

Hypothetical 5% Return ..........................................................    1,000.00     1,021.58       0.72%        3.67

Broad Market Fund - Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,003.40       0.97%       $0.32

Hypothetical 5% Return ..........................................................    1,000.00     1,020.32       0.97%        4.94

Municipal Bond Fund - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,003.50       0.69%       $3.48

Hypothetical 5% Return ..........................................................    1,000.00     1,021.73       0.69%        3.52

Municipal Bond Fund - Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,003.30       0.94%       $0.31

Hypothetical 5% Return ..........................................................    1,000.00     1,020.47       0.94%        4.79

Short-Term Bond Fund - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,006.60       0.65%       $3.29

Hypothetical 5% Return ..........................................................    1,000.00     1,021.93       0.65%        3.31

Short-Term Bond Fund - Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,001.00       0.90%       $0.30

Hypothetical 5% Return ..........................................................    1,000.00     1,020.67       0.90%        4.58

---------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

(1) The Investor Shares of the Broad Market, Municipal Bond and Short-Term Bond Funds commenced operations on December 20, 2005. For purposes of the "Hypothetical 5% Return" the respective Investor Shares annualized expense ratio was applied to the period July 1, 2005 through December 31, 2005. The "Actual Fund Return" information reflects the performance and expenses since inception.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================

DECEMBER 31, 2005

The following tables present a summary of the portfolio holdings of each of the Wilmington Fixed Income Funds as a percentage of their total investments.


SHORT/INTERMEDIATE-TERM BOND FUND                   MUNICIPAL BOND FUND
                Sector                                         Municipal Bonds
                ------                                         ---------------
Corporate Bonds                 44.7%               California                      19.2%
U.S. Agency Obligations         23.6%               New York                        11.6%
U.S. Treasury Obligations       17.6%               Texas                            8.9%
Commercial Paper                 9.0%               Pennsylvania                     8.7%
Mortgage-Backed Securities       3.8%               Alabama                          6.4%
Asset-Backed Securities          1.3%               New Jersey                       6.3%
                               -----                Ohio                             4.7%
                               100.0%               Florida                          4.4%
                               =====                Illinois                         3.1%
               Quality                              Washington                       3.1%
               -------                              Other                           23.5%
Treasury                        17.6%               Short-Term Investments           0.1%
Agency                          23.6%                                              -----
AAA/Aaa                         16.4%                                              100.0%
AA/Aa                            4.8%                                              =====
A/A                             14.6%                                Quality
BAA                             21.6%                                -------
Other                            1.4%               AAA/Aaa                         53.3%
                               -----                AA/Aa                           30.3%
                               100.0%               A/A                              7.4%
                               =====                BAA                              8.9%
BROAD MARKET BOND FUND                              Other                            0.1%
                Sector                                                             -----
                ------                                                             100.0%
Corporate Bonds                 62.8%                                              =====
U.S. Treasury Obligations       16.7%               SHORT-TERM BOND FUND
U.S. Agency Obligations         11.4%                                  Sector
Mortgage-Backed Securities       4.5%                                  ------
Commercial Paper                 3.5%               Corporate Bonds                 80.9%
Asset-Backed Securities          1.1%               U.S. Agency Obligations          5.3%
                               -----                Mortgage-Backed Securities       4.9%
                               100.0%               U.S. Treasury Obligations        4.4%
                               =====                Commercial Paper                 3.7%
               Quality                              Asset-Backed Securities          0.8%
               -------                                                             -----
Treasury                        16.7%                                              100.0%
Agency                          11.4%                                              =====
AAA/Aaa                         11.6%                                Quality
AA/Aa                           12.5%                                -------
A/A                             10.4%               Treasury                         4.4%
BAA                             36.6%               Agency                           5.3%
Other                            0.8%               AAA/Aaa                          8.9%
                               -----                AA/Aa                            5.4%
                               100.0%               A/A                             20.5%
                               =====                BAA                             48.9%
                                                    Other                            6.6%
                                                                                   -----
                                                                                   100.0%
                                                                                   =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).
                                       12

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT/INTERMEDIATE-TERM BOND FUND(1)
----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================



                                                                                            Moody's/S&P    Principal       Value
                                                                                             Ratings(2)     Amount       (Note 2)
                                                                                            -----------    ----------   -----------
CORPORATE BONDS -- 44.7%
 FINANCIAL -- 16.9%
   AIG Sunamerica Global Finance, 5.85%, 08/01/08 @.....................................      Aa2, AA+     $1,600,000   $ 1,633,653
   Bank of America Corp., 7.80%, 02/15/10...............................................      Aa3, A+         600,000       662,574
   Capital One Corp., 6.70%, 05/15/08...................................................     Baa2, BBB      1,000,000     1,033,801
   First Union Corp., 6.82%, 08/01/26 (b)...............................................       A1, A          200,000       243,736
   General Electric Cap Corp., 4.88%, 10/21/10..........................................      Aaa, AAA      1,000,000       997,784
   General Motors Acceptance Corp., 5.24%, 05/18/06 *...................................      Baa2, BB        600,000       588,767
   Goldman Sachs Group, 6.65%, 05/15/09.................................................      Aa3, A+         600,000       630,531
   Household Finance Corp., 6.38%, 11/27/12.............................................       A1, A        2,250,000     2,390,806
   International Lease Finance Corp., 5.63%, 06/01/07...................................      A1, AA-       1,500,000     1,512,612
   Lehman Brothers Holdings, 4.25%, 01/27/10............................................       A1, A        1,035,000     1,009,298
   Marsh & McLennan Cos., Inc., 5.38%, 03/15/07.........................................     Baa2, BBB        700,000       701,374
   MBNA America, 6.50%, 06/20/06........................................................     Baa1, BBB+     1,000,000     1,007,690
   MBNA America, 4.63%, 08/03/09........................................................     Baa1, BBB+     1,675,000     1,661,912
   Morgan Stanley, 4.75%, 04/01/14......................................................       A1, A        1,500,000     1,438,601
   Prudential Insurance Co. 144A, 6.38%, 07/23/06 @.....................................      A1, AA-       1,090,000     1,098,764
   Residential Capital Corp., 5.90%, 06/29/07 *.........................................     Baa2, BBB-     1,000,000     1,002,473
   Salomon Smith Barney Holdings, 6.50%, 02/15/08.......................................      Aa1, AA-      2,100,000     2,170,177
                                                                                                                        -----------
                                                                                                                         19,784,553
                                                                                                                        -----------
 INDUSTRIAL -- 20.4%
   A.H. Belo Corp., 7.13%, 06/01/07.....................................................     Baa3, BBB        300,000       306,633
   Conagra Foods, Inc., 6.00%, 09/15/06.................................................     Baa1, BBB+       500,000       503,463
   Corning Inc, 6.30%, 03/01/09.........................................................     Baa3, BBB-     2,000,000     2,052,764
   CSX Corp., 7.90%, 05/01/17...........................................................     Baa2, BBB        780,000       939,798
   DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08....................................      A3, BBB         850,000       827,471
   Dominion Resources Inc., 8.13%, 06/15/10.............................................     Baa1, BBB+     1,000,000     1,111,478
   Donnelley (R.R.) & Sons, 3.75%, 04/01/09.............................................      Baa2, A-      1,330,000     1,260,381
   General Electric Co., 5.00%, 02/01/13................................................      Aaa, AAA      1,000,000       999,480
   Ingersoll-Rand, 6.02%, 02/15/05......................................................       A3, A-       2,300,000     2,508,078
   International Business Machines Corp., 4.75%, 11/29/12...............................       A1, A+       1,000,000       991,935
   Johnson & Johnson, 3.80%, 05/15/13...................................................      Aaa, AAA        750,000       712,355
   Liberty Media Corp., 5.99%, 09/17/06 *...............................................     Baa3, BB+        549,000       552,190
   McDonald's Corp., 3.88%, 08/15/07....................................................       A2, A        1,300,000     1,279,888
   Merck & Co. Inc., 4.38%, 02/15/13....................................................      Aa3, AA-        800,000       759,302
   Raytheon Co., 6.75%, 08/15/07........................................................     Baa3, BBB        584,000       598,290
   Safeway, Inc., 6.50%, 11/15/08.......................................................     Baa2, BBB      1,000,000     1,032,025
   Schering-Plough Corp., 5.55%, 12/01/13...............................................      Baa1, A-      1,000,000     1,018,765
   Schering-Plough Corp., 6.75%, 12/01/33...............................................      Baa1, A-        250,000       284,675
   Time Warner Entertainment, 8.88%, 10/01/12...........................................     Baa1, BBB+     1,350,000     1,572,423
   Tyson Foods, Inc., 7.25%, 10/01/06...................................................     Baa3, BBB      2,350,000     2,387,630
   Viacom Inc, 6.63%, 05/15/11..........................................................      A3, BBB+      1,000,000     1,041,495
   Waste Management, Inc., 6.50%, 11/15/08..............................................     Baa3, BBB        456,000       472,857
   Weyerhaeuser Co., 6.75%, 03/15/12....................................................     Baa2, BBB        650,000       689,902
                                                                                                                        -----------
                                                                                                                         23,903,278
                                                                                                                        -----------
 TELECOMMUNICATIONS -- 3.1%
   AT&T Broadband Corp., 8.38%, 03/15/13................................................     Baa2, BBB+     2,015,000     2,332,316
   Sprint Capital Corp., 6.13%, 11/15/08................................................     Baa2, BBB-     1,300,000     1,336,804
                                                                                                                        -----------
                                                                                                                          3,669,120
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT/INTERMEDIATE-TERM BOND FUND(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                                            Moody's/S&P     Principal       Value
                                                                                             Ratings(2)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
 UTILITIES -- 4.3%
   Duke Energy Corp., 3.75%, 03/05/08...................................................      A3, BBB+     $1,000,000   $   976,640
   Oklahoma Gas & Electric, 6.65%, 07/15/07.............................................      A2, BBB+        500,000       561,859
   Pacific Gas & Electric, 4.20%, 03/01/11..............................................     Baa1, BBB      1,000,000       958,846
   Valero Energy, 6.13%, 04/15/07.......................................................     Baa3, BBB-     2,500,000     2,530,833
                                                                                                                        -----------
                                                                                                                          5,028,178
                                                                                                                        -----------
 TOTAL CORPORATE BONDS (Cost $51,986,315) ...........................................................................    52,385,129
                                                                                                                        -----------
ASSET-BACKED SECURITIES -- 1.3%
   GMAC Mortgage Corporation Loan, 2003-GH2, 3.69%, 07/25/20............................                     411,822        409,735
   Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4, 6.53%, 12/15/19...............                     142,770        142,685
   Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18............................                   1,000,000        986,414
                                                                                                                        -----------
 TOTAL ASSET-BACKED SECURITIES (Cost $1,554,402) ....................................................................     1,538,834
                                                                                                                        -----------
MORTGAGE-BACKED SECURITIES -- 3.8%
   Federal Home Loan Mortgage Corporation, Gold, 4.50%, 04/01/20........................                     563,546        548,401
   Federal Home Loan Mortgage Corporation, 1589 N, 6.25%, 04/15/23......................                     205,510        205,715
   Federal Home Loan Mortgage Corporation, 2751 VT, 6.00%, 09/15/15.....................                     173,074        170,707
   Federal Home Loan Mortgage Corporation, Gold 15 Yr., 6.00%, 01/01/13.................                      92,265         94,139
   Federal Home Loan Mortgage Corporation, Pool G08097, 6.50%, 11/01/35.................                     479,994        491,994
   Federal National Mortgage Association, 4.00%, 05/01/33*..............................                     427,634        420,229
   Federal National Mortgage Association, 2005-29 WC, 4.75%, 04/25/35...................                     548,088        536,678
   Federal National Mortgage Association, 15 Yr Pool 254833,
    4.50%, 08/01/18.....................................................................                     276,718        269,887
   Federal National Mortgage Association, 15 Yr Pool 629603,
    5.50%, 02/01/17.....................................................................                     328,306        330,665
   Federal National Mortgage Association, 5.00%, 11/25/35...............................                     999,976        963,177
   Federal National Mortgage Association, 7 Yr Balloon, 6.00%, 02/01/06.................                       9,626          9,614
   Federal National Mortgage Association, Pool 688996, 8.00%, 11/01/24..................                     132,827        141,959
   Government National Mortgage Association, Ser. 2001-53, PT, 5.50%, 01/20/31..........                     250,359        249,869
                                                                                                                        -----------
 TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,462,550) .................................................................     4,433,034
                                                                                                                        -----------
U.S. AGENCY OBLIGATIONS -- 23.6%
 FEDERAL HOME LOAN BANKS NOTES -- 1.8%
   Federal Home Loan Banks Notes, 2.44%, 03/09/09.......................................                     975,000        934,586
   Federal Home Loan Banks Notes, 5.75%, 05/15/12.......................................                   1,100,000      1,158,291
                                                                                                                        -----------
                                                                                                                          2,092,877
                                                                                                                        -----------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 10.1%
   Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08........................                   3,000,000      3,030,935
   Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09........................                   1,000,000        984,265
   Federal Home Loan Mortgage Corporation Notes, 6.63%, 09/15/09........................                   2,800,000      2,974,838
   Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10........................                   2,000,000      2,177,102
   Federal Home Loan Mortgage Corporation Notes, 5.00%, 07/15/14........................                   1,700,000      1,722,906
   Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/15........................                   1,000,000        966,883
                                                                                                                        -----------
                                                                                                                         11,856,929
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT/INTERMEDIATE-TERM BOND FUND(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                                                       Principal        Value
                                                                                                         Amount       (Note 2)
                                                                                                       ----------   ------------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 11.7%
   Federal National Mortgage Association Notes, 3.25%, 11/15/07....................................    $  500,000   $    486,778
   Federal National Mortgage Association Notes, 5.75%, 02/15/08....................................       425,000        433,545
   Federal National Mortgage Association Notes, 6.00%, 05/15/08....................................     2,900,000      2,981,191
   Federal National Mortgage Association Notes, 6.63%, 09/15/09....................................     2,500,000      2,658,353
   Federal National Mortgage Association Notes, 5.50%, 03/15/11....................................       750,000        775,235
   Federal National Mortgage Association Notes, 5.38%, 11/15/11....................................     3,500,000      3,602,750
   Federal National Mortgage Association Notes, 4.625%, 10/15/13...................................     1,200,000      1,185,647
   Federal National Mortgage Association Notes, 4.13%, 04/15/14....................................     1,700,000      1,621,106
                                                                                                                    ------------
                                                                                                                      13,744,605
                                                                                                                    ------------
 TOTAL U.S. AGENCY OBLIGATIONS (Cost $27,607,632) ...............................................................     27,694,411
                                                                                                                    ------------
U.S. TREASURY OBLIGATIONS -- 17.6%
 U.S. TREASURY BONDS -- 0.7%
   U.S. Treasury Bonds, 10.38%, 11/15/12...........................................................       400,000        442,063
   U.S. Treasury Bonds, 7.25%, 08/15/22............................................................       250,000        325,566
                                                                                                                    ------------
                                                                                                                         767,629
                                                                                                                    ------------
 U.S. TREASURY NOTES -- 16.9%
   U.S. Treasury Notes, 6.50%, 10/15/06............................................................     2,000,000      2,030,390
   U.S. Treasury Notes, 3.13%, 05/15/07............................................................       500,000        491,348
   U.S. Treasury Notes, 4.00%, 06/15/09............................................................     1,875,000      1,852,223
   U.S. Treasury Notes, 3.50%, 11/15/09............................................................     2,000,000      1,938,360
   U.S. Treasury Notes, 4.25%, 10/15/10 (a)........................................................     2,000,000      1,989,532
   U.S. Treasury Notes, 5.00%, 08/15/11............................................................     2,250,000      2,322,333
   U.S. Treasury Notes, 4.88%, 02/15/12............................................................       300,000        308,004
   U.S. Treasury Notes, 4.00%, 11/15/12 (a)........................................................     2,250,000      2,201,573
   U.S. Treasury Notes, 4.25%, 08/15/13............................................................       750,000        743,291
   U.S. Treasury Notes, 4.25%, 11/15/13............................................................     1,125,000      1,114,278
   U.S. Treasury Notes, 4.25%, 11/15/14............................................................       450,000        444,762
   U.S. Treasury Notes, 4.13%, 05/15/15 (a)........................................................     4,500,000      4,401,386
                                                                                                                    ------------
                                                                                                                      19,837,480
                                                                                                                    ------------
 TOTAL U.S. TREASURY OBLIGATIONS (Cost $20,779,031) .............................................................     20,605,109
                                                                                                                    ------------
                                                                                        Moody's/S&P
                                                                                         Ratings(2)
                                                                                        -----------
COMMERCIAL PAPER -- 9.0%
   American General Finance, 4.00%, 01/03/06........................................      A-1, P-1      5,295,299      5,295,299
   General Electric Capital Corp., 3.88%, 01/03/06..................................      A-1, P-1      5,295,300      5,295,300
                                                                                                                    ------------
 TOTAL COMMERCIAL PAPER (Cost $10,590,599) ......................................................................     10,590,599
                                                                                                                    ------------
TOTAL INVESTMENTS -- 100.0% (Cost $116,980,529) .................................................................  $ 117,247,116(3)
                                                                                                                   =============
                                                                                                         Shares
                                                                                                       ----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money Market Trust (Cost $4,192,969)...................................     4,192,969   $   4,192,969(4)
                                                                                                                   =============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT/INTERMEDIATE-TERM BOND FUND(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

---------------
* Denotes a variable or floating rate security. Variable or floating rate securities are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2005.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.
(1) Formerly, the Wilmington Short/Intermediate Bond Portfolio.
(2) The ratings shown are not audited.
(3) At December 31, 2005, the market value of securities on loan for the Short/ Intermediate-Term Bond Fund was $4,138,041.
(4) The investments held as collateral on loaned securities represented 3.54% of the net assets of the Short/Intermediate-Term Bond Fund.
(a) Security partially or fully on loan.
(b) Step coupon bond.












    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / BROAD MARKET BOND FUND(1)
------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)

 (Showing Percentage of Total Investments)
================================================================================

(SHOWING PERCENTAGE OF TOTAL INVESTMENTS)


                                                                                            Moody's/S&P     Principal       Value
                                                                                             Ratings(2)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
CORPORATE BONDS -- 62.8%
 FINANCIAL -- 25.8%
   AIG Sunamerica Global Finance, 5.85%, 08/01/08@......................................      Aa2, AA+     $  900,000   $   918,930
   Bank of America Corp., 7.80%, 02/15/10...............................................      Aa3, A+         350,000       386,502
   Capital One Corp., 6.70%, 05/15/08...................................................     Baa2, BBB        750,000       775,351
   Citigroup, Inc., 5.63%, 08/27/12.....................................................      Aa2, A+         800,000       824,570
   First Union Corp., 6.82%, 08/11/26 (b)...............................................       A1, A          591,000       720,240
   General Electric Cap Corp., 4.88%, 10/21/10..........................................      Aaa, AAA        900,000       898,006
   General Electric Global Insurance, 7.75%, 06/15/30...................................      Aa1, AA         760,000       922,236
   General Motors Acceptance Corp., 5.24%, 02/18/06*....................................      Baa2, BB      1,200,000     1,177,534
   General Motors Acceptance Corp., 6.13%, 08/28/07.....................................      Baa2, BB      1,000,000       926,977
   Goldman Sachs Group, 6.65%, 05/15/09.................................................      Aa3, A+       2,125,000     2,233,131
   Lehman Brothers Holdings, 4.25%, 01/27/10............................................       A1, A          595,000       580,224
   Marsh & McLennan Cos., Inc., 5.38%, 03/15/07.........................................     Baa2, BBB        375,000       375,736
   MBNA America, 4.63%, 08/03/09........................................................     Baa1, BBB+       900,000       892,967
   Morgan Stanley, 4.75%, 04/01/14......................................................       A1, A        1,000,000       959,067
   Prudential Insurance Co., 6.38%, 07/23/06@...........................................      A1, AA-         900,000       907,236
   Residential Capital Corp., 5.90%, 03/29/06*..........................................     Baa2, BBB-       550,000       551,360
   Salomon Smith Barney Holdings, 6.50%, 02/15/08.......................................      Aa1, AA-        900,000       930,076
   Swiss Bank Corp., 7.38%, 06/15/17....................................................      Aa3, AA+      1,200,000     1,415,161
                                                                                                                        -----------
                                                                                                                         16,395,304
                                                                                                                        -----------
 INDUSTRIAL -- 25.3%
   A.H. Belo Corp., 7.13%, 06/01/07.....................................................     Baa3, BBB        600,000       613,267
   Bausch & Lomb Inc., 6.95%, 11/15/07..................................................     Baa3, BBB      1,000,000     1,030,084
   Conagra Foods, Inc., 6.00%, 09/15/06.................................................     Baa1, BBB+       100,000       100,693
   Corning Inc, 6.30%, 03/01/09.........................................................     Baa3, BBB-     1,250,000     1,282,977
   CSX Corp., 7.90%, 05/01/17...........................................................     Baa2, BBB      1,414,000     1,703,684
   DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08....................................      A3, BBB         600,000       584,097
   Delhaize America, 7.38%, 04/15/06....................................................      Ba1, BB+        500,000       502,611
   Dominion Resources Inc., 8.13%, 06/15/10.............................................     Baa1, BBB+       650,000       722,461
   Donnelley (R.R.) & Sons, 3.75%, 04/01/09.............................................      Baa2, A-        800,000       758,124
   General Electric Co., 5.00%, 02/01/13................................................      Aaa, AAA        700,000       699,636
   Ingersoll-Rand, 6.02%, 12/15/05......................................................       A3, A-         900,000       981,422
   Kroger, 7.45%, 03/01/08..............................................................     Baa2, BBB-       800,000       833,585
   Liberty Media Corp., 5.99%, 09/17/06*................................................     Baa3, BB+        255,000       256,482
   Merck & Co. Inc., 4.38%, 02/15/13....................................................      Aa3, AA-        325,000       308,466
   Raytheon Co., 6.75%, 08/15/07........................................................     Baa3, BBB        526,000       538,871
   Schering-Plough Corp., 6.75%, 12/01/33...............................................      Baa1, A-      1,100,000     1,252,568
   Time Warner Entertainment, 8.38%, 03/15/23...........................................     Baa1, BBB+       900,000     1,040,682
   Tyco International Group, 6.88%, 01/15/29............................................     Baa3, BBB        300,000       326,983
   Tyson Foods, Inc., 7.25%, 10/01/06...................................................     Baa3, BBB      1,000,000     1,016,013
   Viacom Inc, 6.63%, 05/15/11..........................................................      A3, BBB+      1,200,000     1,249,794
   Weyerhaeuser Co., 6.75%, 03/15/12....................................................     Baa2, BBB        300,000       318,416
                                                                                                                        -----------
                                                                                                                         16,120,916
                                                                                                                        -----------
 TELECOMMUNICATIONS -- 3.2%
   AT&T Broadband Corp., 8.38%, 03/15/13................................................     Baa2, BBB+       896,000     1,037,099
   Sprint Capital Corp., 6.13%, 11/15/08................................................     Baa2, BBB-     1,000,000     1,028,311
                                                                                                                        -----------
                                                                                                                          2,065,410
                                                                                                                        -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / BROAD MARKET BOND FUND(1)
------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                                            Moody's/S&P     Principal       Value
                                                                                             Ratings(2)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
 UTILITIES -- 8.5%
   FirstEnergy Corp., 5.50%, 11/15/06...................................................     Baa3, BB+     $1,400,000   $ 1,405,032
   Marathon Oil Corp., 6.80%, 03/15/32..................................................     Baa1, BBB+     1,700,000     1,960,281
   Oklahoma Gas & Electric, 6.65%, 07/15/27.............................................      A2, BBB+        565,000       634,901
   Pacific Gas & Electric, 4.20%, 03/01/11..............................................     Baa1, BBB        450,000       431,481
   Valero Energy, 6.13%, 04/15/07.......................................................     Baa3, BBB-       950,000       961,716
                                                                                                                        -----------
                                                                                                                          5,393,411
                                                                                                                        -----------
 TOTAL CORPORATE BONDS (Cost $38,976,793) ...........................................................................    39,975,041
                                                                                                                        -----------
ASSET-BACKED SECURITIES -- 1.1%
   GMAC Mortgage Corporation Loan, 2003-GH2, 3.69%, 07/25/20............................      Aaa, AAA        117,663       117,067
   Greenpoint Manufactured Housing, Ser. 1999-3, Cl. 1A4, 6.53%, 12/15/19...............      Aaa, AAA         64,246        64,208
   Vanderbilt Mortgage Finance, Ser. 2002-B, 4.70%, 10/07/18............................      Aaa, AAA        500,000       493,207
                                                                                                                        -----------
 TOTAL ASSET-BACKED SECURITIES (Cost $681,570) ......................................................................       674,482
                                                                                                                        -----------
MORTGAGE-BACKED SECURITIES -- 4.5%
   Federal Home Loan Mortgage Corporation, 1589 N, 6.25%, 04/15/23.....................................        73,984        74,057
   Federal Home Loan Mortgage Corporation, 7 Yr. Balloon, 4.50%, 11/01/10..............................       600,213       589,521
   Federal Home Loan Mortgage Corporation, FHR 2359 VD, 6.00%, 05/15/19................................       248,867       248,961
   Federal Home Loan Mortgage Corporation, Gold 15 Yr., 6.00%, 01/01/13................................        55,744        56,876
   Federal Home Loan Mortgage Corporation, Pool G08097, 6.50%, 11/01/35................................       296,613       304,028
   Federal National Mortgage Association 2005-29 WC, 4.75%, 04/25/35...................................       252,964       247,698
   Federal National Mortgage Association, 15 Yr Pool 254833, 4.50%, 08/01/18...........................       207,539       202,415
   Federal National Mortgage Association, 15 Yr Pool 629603, 5.50%, 02/01/17...........................       196,983       198,399
   Federal National Mortgage Association, Pool 838891, 6.00%, 07/01/35.................................       846,870       854,810
   Government National Mortgage Association, Ser. 2001-53, PT, 5.50%, 01/20/31.........................       112,662       112,441
                                                                                                                        -----------
 TOTAL MORTGAGE-BACKED SECURITIES (Cost $2,914,968) .................................................................     2,889,206
                                                                                                                        -----------
U.S. AGENCY OBLIGATIONS -- 11.4%
 FEDERAL HOME LOAN BANKS NOTES -- 2.3%
   Federal Home Loan Banks Notes, 5.75%, 05/15/12......................................................     1,400,000     1,474,189
                                                                                                                        -----------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 5.5%
   Federal Home Loan Mortgage Corporation Notes, 4.38%, 07/17/08.......................................       500,000       483,442
   Federal Home Loan Mortgage Corporation Notes, 5.13%, 10/15/08.......................................     1,350,000     1,363,920
   Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09.......................................       500,000       492,133
   Federal Home Loan Mortgage Corporation Notes, 6.88%, 09/15/10.......................................       500,000       544,276
   Federal Home Loan Mortgage Corporation Notes, 5.00%, 07/15/14.......................................       600,000       608,084
                                                                                                                        -----------
                                                                                                                          3,491,855
                                                                                                                        -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 3.6%
   Federal National Mortgage Association Notes, 6.63%, 09/15/09........................................     1,000,000     1,063,341
   Federal National Mortgage Association Notes, 5.38%, 11/15/11........................................       550,000       566,146
   Federal National Mortgage Association Notes, 6.25%, 05/15/29........................................       585,000       689,124
                                                                                                                        -----------
                                                                                                                          2,318,611
                                                                                                                        -----------
 TOTAL U.S. AGENCY OBLIGATIONS (Cost $7,272,539) ....................................................................     7,284,655
                                                                                                                        -----------




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / BROAD MARKET BOND FUND(1)
------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                                                        Principal       Value
                                                                                                          Amount       (Note 2)
                                                                                                        ----------   -----------
U.S. TREASURY OBLIGATIONS -- 16.7%
 U.S. TREASURY BONDS -- 8.7%
   U.S. Treasury Bonds, 7.50%, 11/15/16.............................................................    $  300,000   $   376,828
   U.S. Treasury Bonds, 8.88%, 02/15/19.............................................................     1,130,000     1,606,895
   U.S. Treasury Bonds, 7.25%, 08/15/22.............................................................       500,000       651,133
   U.S. Treasury Bonds, 7.13%, 02/15/23.............................................................       270,000       349,270
   U.S. Treasury Bonds, 6.00%, 02/15/26.............................................................       250,000       294,805
   U.S. Treasury Bonds, 6.38%, 08/15/27.............................................................       450,000       557,455
   U.S. Treasury Bonds, 5.25%, 02/15/29.............................................................       925,000     1,009,370
   U.S. Treasury Bonds, 5.38%, 02/15/31 (a).........................................................       630,000       707,667
                                                                                                                     -----------
                                                                                                                       5,553,423
                                                                                                                     -----------
 U.S. TREASURY NOTES -- 8.0%
   U.S. Treasury Notes, 3.50%, 11/15/09.............................................................     1,000,000       969,180
   U.S. Treasury Notes, 5.00%, 08/15/11.............................................................     1,000,000     1,032,147
   U.S. Treasury Notes, 4.88%, 02/15/12.............................................................       380,000       390,138
   U.S. Treasury Notes, 4.00%, 11/15/12 (a).........................................................     1,000,000       978,477
   U.S. Treasury Notes, 4.25%, 08/15/13.............................................................       500,000       495,528
   U.S. Treasury Notes, 4.25%, 11/15/13.............................................................       300,000       297,141
   U.S. Treasury Notes, 4.25%, 11/15/14.............................................................       200,000       197,672
   U.S. Treasury Notes, 4.13%, 05/15/15.............................................................       750,000       733,565
                                                                                                                     -----------
                                                                                                                       5,093,848
                                                                                                                     -----------
 TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,015,320) ..............................................................    10,647,271
                                                                                                                     -----------
                                                                                         Moody's/S&P
                                                                                           Ratings2
                                                                                         -----------
COMMERCIAL PAPER -- 3.5%
   American General Finance, 4.00%, 01/03/06.........................................      A-1, P-1      2,242,348     2,242,348
                                                                                                                     -----------
 TOTAL COMMERCIAL PAPER (Cost $2,242,348) ........................................................................     2,242,348
                                                                                                                     -----------
TOTAL INVESTMENTS -- 100.0% (Cost $62,103,538) ...................................................................  $ 63,713,003(3)
                                                                                                                    ============
                                                                                                          Shares
                                                                                                        ----------
SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR LOANED SECURITIES
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money Market Trust (Cost $1,100,444)......................                    1,100,444   $ 1,100,444(4)
                                                                                                                    ============

---------------
* Denotes a variable or floating rate security. Variable or floating rate securities are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2005.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.
(1) Formerly, the Wilmington Broad Market Bond Portfolio.
(2) The ratings shown are not audited.
(3) At December 31, 2005, the market value of securities on loan for the Broad Market Bond Fund was $1,092,438.
(4) The investments held as collateral on loaned securities represented 1.71% of the net assets of the Broad Market Bond Fund.
(a) Security partially or fully on loan.
(b) Step coupon bond.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND(1)
---------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)

 (Showing Percentage of Total Investments)
================================================================================

                                                                                             Moody's/S&P     Principal       Value
                                                                                              Ratings(2)       Amount      (Note 2)
                                                                                             -----------    ----------   ----------
MUNICIPAL BONDS -- 99.9%
 ALABAMA -- 6.4%
   Alabama 21st Century Auth. Tobacco Settlement Rev. Bonds,
    5.10%, 12/01/09......................................................................      A-, Baa1     $  500,000   $  529,510
   Alabama Housing Fin. Auth. Single Family Mtge. Rev. Bonds, Ser. A-1,
    5.00%, 10/01/14......................................................................      Aaa, NR         175,000      176,915
   Alabama State Brd. of Edu. Calhoun Community College Rev. Bonds,
    5.00%, 05/01/15......................................................................      Aaa, NR         500,000      539,775
   Alabama State Public School & College Auth. Rev. Bonds,
    5.13%, 11/01/10......................................................................      Aa2, AA       1,215,000    1,287,122
   Alabama Water Poll. Cntrl. Auth. Rev. Bonds, Ser. B, (AMBAC),
    4.50%, 08/15/10......................................................................      Aaa, AAA        250,000      257,123
   Jefferson County, AL Sewer Rev. Bonds, (FSA),
    5.25%, 02/01/11......................................................................      Aaa, AAA        250,000      266,250
   Mobile, AL Water & Sewer Commrs. Ref. Rev. Bonds,
    5.00%, 01/01/17......................................................................      Aaa, AAA      1,500,000    1,587,854
   Trussville, AL Gen. Oblig. Ltd. Bonds, (MBIA),
    4.60%, 10/01/13......................................................................      Aaa, NR         165,000      171,914
                                                                                                                         ----------
                                                                                                                          4,816,463
                                                                                                                         ----------
 ARIZONA -- 2.1%
   Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds, 5.00%, 07/01/10............      Baa3, NR        150,000      153,629
   Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds, 5.00%, 07/01/13............      Baa3, NR        200,000      204,130
   Greenlee County, AZ School Dist. Gen. Oblig. Unltd. Bonds, 5.00%, 07/01/09............      Baa3, NR        175,000      178,985
   Salt River Proj., AZ Agric. Imp. & Power Dist. Rev. Bonds, Ser. A,
    5.25%, 01/01/20......................................................................      Aa2, AA       1,000,000    1,076,079
                                                                                                                         ----------
                                                                                                                          1,612,823
                                                                                                                         ----------
 CALIFORNIA -- 19.2%
   California Infrastructure & Economic Dev. Rev. Bonds, 5.00%, 10/01/18.................      Aa2, AA         365,000      388,900
   California Infrastructure & Economic Dev. Rev. Bonds, 5.00%, 10/01/20.................      Aa2, AA       1,000,000    1,057,950
   California State Dept. Water Research Rev. Bonds Central VY Proj., Ser. AC, 5.00%, 12/
    01/15................................................................................      Aaa, AAA      1,000,000    1,087,550
   California State Gen. Oblig. Bonds, 5.75%, 10/01/10...................................       A2, A          750,000      819,975
   California State Gen. Oblig. Bonds, 5.25%, 11/01/10...................................       A2, A          450,000      482,783
   California State Public Works Brd. Lease Rev. Bonds,
    (California Science Center), (MBIA), 5.13%, 10/01/12.................................      Aaa, AAA        250,000      262,360
   California State Public Works Brd. Lease Rev. Bonds,
    (Dept. Mental Health Hospital), (AMBAC), 5.00%, 12/01/13.............................      Aaa, AAA        575,000      621,972
   California State Public Works Brd. Ref. Rev. Bonds
    (Dept. of Corrections), Ser. E, 5.00%, 06/01/18......................................      Aaa, AAA        820,000      874,997
   California State Public Works Brd. Ref. Rev. Bonds,
    Ser. D, (MBIA), 5.25%, 10/01/11......................................................      Aaa, AAA        150,000      162,884
   California State Public Works Brd. Rev. Bonds (Univ. of CA
    Research PJ-L), 5.25%, 11/01/17......................................................      Aaa, AAA      1,000,000    1,104,930
   California State School Imps. Ref. Gen. Oblig. Bonds, 5.25%, 02/01/14.................       A2, A          585,000      634,737
   California Statewide Communities Dev. Auth. Rev. Bonds (Daughters of Charity
    Health), Ser. G 5.00%, 07/01/22......................................................        BBB+        1,200,000    1,228,224
   Compton, CA Certificate Participation Ref. Bonds, Ser. A
    (Civic Center & Cap. Imp.), 5.50%, 09/01/15..........................................        BBB+          535,000      559,219


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND(1)
---------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                                            Moody's/S&P     Principal       Value
                                                                                             Ratings(2)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
 CALIFORNIA (Continued)
   Glendale, CA Univ. School Dist. Gen. Oblig. Bonds, Ser. C, (FSA),
    5.50%, 09/01/15.....................................................................      Aaa, AAA     $  125,000   $   134,336
   Golden State Tobacco Securitization Corp., California Tobacco Settlement
    Rev. Bonds, Enhanced Ser. B, 5.00%, 06/01/10........................................      Aaa, A-         500,000       530,990
   Golden State Tobacco Securitization Corp., California Tobacco Settlement
    Rev. Bonds, Enhanced Ser. B, 5.75%, 06/01/22........................................      Aaa, A-       1,000,000     1,055,460
   Lancaster, CA Redev. Agency Tax Allocation Ref. Bonds, 5.25%, 12/01/20...............      Aaa, AAA        400,000       431,228
   Los Angeles, CA Special Assessment Bonds,(Landscaping& Ltg. District 96-1),
    (FSA), 4.90%, 03/01/09..............................................................      Aa3, AA         100,000       103,956
   Redwood City, CA Elementary School Dist. Gen. Oblig. Bonds, (FGIC),
    5.50%, 08/01/14.....................................................................      Aaa, AAA        125,000       140,906
   San Diego County, CA Water Auth. Rev. Bonds, Ser. A, (FGIC),
    5.00%, 05/01/13.....................................................................      Aaa, AAA        125,000       131,210
   San Francisco, CA City & County International Airport Rev. Bonds,
   5.25%, 01/01/19*.....................................................................      Aaa, AAA      1,540,000     1,592,175
   Tulare County, CA Ctfs. Participation Ref. Bonds, (MBIA),
    5.00%, 08/15/10.....................................................................      Aaa, NR          50,000        53,408
   Univ. of CA Rev. Bonds, Ser. H, 5.00%, 05/15/18......................................      Aaa, AAA        490,000       522,712
   Visalia, CA Cert. Participation Ref. Bonds, 5.00%, 12/01/18..........................      Aaa, AAA        500,000       531,840
                                                                                                                        -----------
                                                                                                                         14,514,702
                                                                                                                        -----------
 COLORADO -- 0.7%
   Colorado Health Fac. Auth. Rev. Bonds, (Catholic Health Initiatives),
    5.38%, 09/01/10.....................................................................      Aa2, AA         500,000       536,375
                                                                                                                        -----------
 DELAWARE -- 1.7%
   Bethany Beach, DE Gen. Oblig. Rev. Bonds, (MBIA), 9.75%, 11/01/07....................      Aaa, AAA        160,000       177,640
   Bethany Beach, DE Gen. Oblig. Rev. Bonds, (MBIA), 9.75%, 11/01/08....................      Aaa, AAA        180,000       209,860
   Delaware River & Bay Auth. Rev. Bonds, (AMBAC), 5.40%, 01/01/14......................      Aaa, AAA        250,000       270,787
   Delaware State Economic Dev. Auth. Ref. Rev. Bonds, (Delmarva Power
    Poll. Cntrl. Proj.), Ser. 2001C, (AMBAC), 4.90%, 05/01/26...........................      Aaa, AAA        250,000       265,478
   Delaware State Economic Dev. Auth. Rev. Bonds, (Student Housing Univ.
    Courtyard), (RADIAN), 5.38%, 08/01/11...............................................       NR, AA         250,000       266,060
   Delaware State Housing Auth. Multi-Family Mtge. Ref. Rev. Bonds, Ser. 1992C,
    7.25%, 01/01/07.....................................................................       A1, A           60,000        60,775
                                                                                                                        -----------
                                                                                                                          1,250,600
                                                                                                                        -----------
 FLORIDA -- 4.4%
   Alachua County, FL Public Imp. Rev. Bonds, 5.00%, 08/01/14...........................      Aaa, AAA        585,000       596,320
   Broward County, FL Resource Recovery Ref. Bonds,
    Wheelabrator South A, 5.00%, 12/01/07...............................................       A3, AA         275,000       282,224
   Jacksonville, FL Dist. Water & Sewer Rev. Bonds, (MBIA), 5.13%, 09/30/08.............      Aaa, AAA        500,000       515,895
   Lakeland, FL Energy Sys. Rev. Bonds, (MBIA), 5.50%, 10/01/14.........................      Aaa, AAA        455,000       498,202
   Osceola County, FL School Brd. Cert. Participation Four Corcers Charter School
    Bonds, Ser. A, (MBIA), 5.80%, 08/01/15..............................................      Aaa, NR         100,000       110,848
   Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds, (MBIA), 5.25%, 10/01/14............      Aaa, AAA        900,000       985,473
   Tampa, FL Sports Auth. Sales Tax Rev. Bonds, (MBIA), 5.00%, 01/01/08.................      Aaa, AAA        300,000       307,974
                                                                                                                        -----------
                                                                                                                          3,296,936
                                                                                                                        -----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND(1)
---------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                                              Moody's/S&P     Principal      Value
                                                                                               Ratings(2)      Amount      (Note 2)
                                                                                              -----------    ---------   ----------
 GEORGIA -- 2.1%
   Clayton County, GA Dev. Auth. Rev. Bonds, Ser. A, 5.00%, 08/01/18......................      Aaa, AAA     $465,000    $  499,749
   Georgia State Housing & Fin. Auth. Rev. Bonds, (Single Family Mtge.),
    4.85%, 06/01/08.......................................................................      NR, AAA       260,000       261,482
   Gwinnett County, GA. Dev. Auth. COP's, (Gwinnett Cnty Public School Proj.),
    (MBIA), 5.25%, 01/01/14...............................................................      Aaa, AAA      500,000       549,910
   Private Colleges & Univ. Auth. Rev. Bonds, (Emory Univ. Proj.),
    Ser. 2000A, 5.75%, 11/01/15...........................................................      Aa2, AA       250,000       276,628
                                                                                                                         ----------
                                                                                                                          1,587,769
                                                                                                                         ----------
 ILLINOIS -- 3.1%
   Bloomington, IL Gen. Oblig. Unltd. Bonds, 5.50%, 12/01/07..............................      Aa2, NR       300,000       308,679
   Chicago, IL Water Rev. Sr. Lien Bonds, (AMBAC), 5.75%, 11/01/11........................      Aaa, AAA      200,000       220,958
   Cook Kane Lake & McHenry Counties, IL Community College
    Dist. 512, 5.50%, 12/01/17............................................................      Aaa, NR       520,000       567,221
   Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ. Proj.),
    5.10%, 11/01/11.......................................................................      Aa1, AA+      400,000       426,052
   Illinois Educ. Fac. Auth. Rev. Bonds, (Northwestern Univ. Proj.),
    5.15%, 11/01/12.......................................................................      Aa1, AA+      250,000       268,238
   Illinois State Gen. Oblig. Unltd. Bonds, (FGIC), 5.38%, 07/01/08.......................      Aaa, AAA      250,000       254,040
   Springfield, IL Elec. Rev. Bonds, Sr Lien, (MBIA), 5.50%, 03/01/12.....................      Aaa, AAA      250,000       272,265
                                                                                                                         ----------
                                                                                                                          2,317,453
                                                                                                                         ----------
 INDIANA -- 0.7%
   Indiana Health Facility Financing Auth. Rev. Bonds, 5.00%, 05/01/07....................      Aa3, AA-      530,000       540,505
                                                                                                                         ----------
 KANSAS -- 0.8%
   Butler & Sedgwick County, KS Univ. School Dist.
     Gen. Oblig. Unltd. Bonds, (FSA), 6.00%, 09/01/14.....................................      Aaa, AAA      500,000       578,465
                                                                                                                         ----------
 MARYLAND -- 0.6%
   Maryland State Health & Higher Educ. Fac. Auth. Rev. Bonds, (AMBAC),
    5.13%, 07/01/12.......................................................................      Aaa, AAA      400,000       435,016
                                                                                                                         ----------
 MASSACHUSETTS -- 2.2%
   Massachusetts State Commonwealth Gen. Oblig. Bonds,
    5.00%, 10/01/09.......................................................................      Aa2, AA-      500,000       526,759
   Massachusetts State Dev. Fin. Agency Rev. Bond (Univ. of MA,
    Visual & Performing Arts Proj.), 6.00%, 08/01/16......................................       A2, NR       310,000       361,851
   Massachusetts State Fed. Highway Grant Ant. Notes, Ser. 1998B,
    5.13%, 12/15/08.......................................................................      Aa3, NR       350,000       368,732
   Massachusetts State Housing Fin. Agency Rev. Bonds,
    4.00%, 12/01/10*......................................................................      Aa2, AA        85,000        84,363
   Massachusetts State Special Oblig. Rev. Bonds Ref. Nts.--
    Federal Highway Grant Ant.-A, (FSA), 5.00%, 12/15/12..................................      Aaa, NR       275,000       296,013
                                                                                                                         ----------
                                                                                                                          1,637,718
                                                                                                                         ----------
 MICHIGAN -- 0.9%
   Fowlerville, MI Community Schools Dist. Gen. Oblig. Bonds, (FGIC),
    5.00%, 05/01/14.......................................................................      Aaa, AAA      650,000       701,799
                                                                                                                         ----------
 MINNESOTA -- 0.3%
   Minnesota State Gen. Oblig. Rev. Bonds, 5.00%, 11/01/07................................      Aa1, AAA      250,000       257,713
                                                                                                                         ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND(1)
---------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                                             Moody's/S&P     Principal       Value
                                                                                              Ratings(2)       Amount      (Note 2)
                                                                                             -----------    ----------   ----------
 MISSOURI -- 2.2%
   Kansas City, MO Special Fac. Rev. Bonds Overhaul Base Project,
    Ser. G, 4.00%, 09/01/10..............................................................      A2, AA-      $  540,000   $  540,659
   Kansas City, MO Special Fac. Rev. Bonds, MCI Overhaul Base Proj.
    Ser. G, 4.00%, 09/01/11..............................................................      A2, AA-         465,000      463,582
   Truman State Univ., MO Housing Sys. Rev. Bonds, 5.00%, 06/01/15.......................      Aaa, NR         615,000      661,401
                                                                                                                         ----------
                                                                                                                          1,665,642
                                                                                                                         ----------
 NEVADA -- 1.4%
   Nevada State Gen. Oblig. Unref. Bal. Bonds, 5.13%, 09/01/10...........................      Aa1, AA         345,000      355,229
   Nevada State Highway Imp. Rev. Bonds, (Motor Vehicle Fuel Tax), (FGIC),
    5.50%, 12/01/11......................................................................      Aaa, AAA        250,000      275,198
   Washoe County, NV Gen. Oblig. Bonds, (Park, Open
    Space & Library), (FGIC), 5.75%, 05/01/14............................................      Aaa, AAA        380,000      418,456
                                                                                                                         ----------
                                                                                                                          1,048,883
                                                                                                                         ----------
 NEW JERSEY -- 6.3%
   Camden County, NJ Impt. Auth. Health Care Rev. Bonds, 5.60%, 02/15/07.................     Baa3, BBB         65,000       65,315
   Camden County, NJ Impt. Auth. Cooper Health Sys. Oblig. Grp-B,
    5.00%, 02/15/15......................................................................     Baa3, BBB      2,435,000    2,514,041
   Camden County, NJ Impt. Auth. Cooper Health Sys. Oblig. Grp-A,
    5.00%, 02/15/15......................................................................     Baa3, BBB      1,090,000    1,125,381
   Cherry Hill Township, NJ School Dist. Gen. Oblig. Bonds, 5.00%, 02/15/17..............      Aaa, NR         725,000      783,899
   New Jersey Tobacco Settlement Fin. Corp. Rev. Bonds, 5.00%, 06/01/09..................     Baa3, BBB        250,000      256,355
                                                                                                                         ----------
                                                                                                                          4,744,991
                                                                                                                         ----------
 NEW MEXICO -- 0.9%
   Albuquerque, NM Storm Sewer Gen. Oblig. Bonds, Ser. B, 5.00%, 07/01/06................      Aa3, AA         650,000      650,696
                                                                                                                         ----------
 NEW YORK -- 11.6%
   New York City Transitional Fin. Auth. Rev. Bonds, 5.00%, 11/01/11.....................      Aa2, AA+        500,000      536,175
   New York City, NY Municipal Water Fin. Auth. Water &
    Sewer System Rev. Bonds, Ser. B, 5.75%, 06/15/26.....................................      Aaa, AAA      1,035,000    1,056,073
   New York City, NY Transitional Fin. Auth., 5.75%, 11/01/11............................      Aa1, AAA        215,000      237,545
   New York State Agency Spec. School Purp. Rev. Bonds,
    Ser. C, 5.25%, 12/01/10..............................................................       NR, A+       1,500,000    1,604,759
   New York State Dorm Auth. Rev. Bonds, (MBIA), 5.25%, 05/15/15.........................      Aaa, AAA      1,000,000    1,098,930
   New York State Dorm. Auth. Pace Univ. Ref. Bonds, (MBIA),
    6.50%, 07/01/08......................................................................      Aaa, AAA        515,000      553,810
   New York State Dorm. Auth. Personal Income Rev. Bonds, Ser. A,
    5.00%, 03/15/13......................................................................       NR, AA         500,000      535,805
   New York State Dorm. Auth. Rev. Bonds, New York State
    Dept. of Health, 5.25%, 07/01/17.....................................................      NR, AA-         750,000      808,515
   New York State Environ. Fac. Corp. Rev. Bonds, Ser. A, 5.00%, 03/15/13................      NR, AA-         515,000      554,562
   New York State Urban Dev. Corp. Rev. Bonds, 5.00%, 12/15/06...........................       A1, AA         500,000      507,830
   New York State Urban Dev. Corp. Rev. Bonds, 5.00%, 01/01/07...........................      A2, AA-         500,000      507,910
   New York, NY Gen. Oblig. Bonds, Ser. E, 5.25%, 08/01/12...............................       A1, A+         250,000      269,845
   West Genesee, NY Cent. School Dist. Gen. Oblig. Bonds, (FSA),
    3.50%, 06/15/07......................................................................      Aaa, NR         500,000      502,165
                                                                                                                         ----------
                                                                                                                          8,773,924
                                                                                                                         ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND(1)
---------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                                             Moody's/S&P     Principal       Value
                                                                                              Ratings(2)       Amount      (Note 2)
                                                                                             -----------    ----------   ----------
 NORTH CAROLINA -- 1.8%
   Charlotte, NC Airport Rev. Bonds, Ser. B, 5.25%, 07/01/11*............................      Aaa, AAA     $1,000,000   $1,053,710
   Charlotte, NC Storm Water Fee Rev. Bonds, 5.60%, 06/01/10.............................      Aa2, AA+        250,000      274,258
                                                                                                                         ----------
                                                                                                                          1,327,968
                                                                                                                         ----------
 OHIO -- 4.7%
   Elyria, OH Bond Antic. Public Imp. Bonds, 4.00%, 07/20/06.............................       NR, NR         350,000      351,089
   Lorain County, OH Hosp. Rev. Bonds,
    (Catholic Healthcare Partners), 5.00%, 10/01/08......................................      Aa3, AA-        500,000      518,205
   Lorain County, OH Hosp. Rev. Bonds,
    (Catholic Healthcare Partners), Ser. A, 5.63%, 10/01/16..............................      Aa3, AA-        500,000      540,970
   Ohio State Bldg. Fac. Auth. Rev. Bonds, (Sports Bldg. Fund Proj.),
    Ser. 2001A, 5.50%, 04/01/12..........................................................      Aa1, AA+        500,000      544,214
   Ohio State Higher Educ. Cap. Fac. Rev. Bonds, Ser. 2A, 5.50%, 12/01/08................      Aa2, AA         200,000      211,690
   Ohio State Higher Educ. Cap. Fac. Rev. Bonds, Ser. 2A, 5.50%, 12/01/09................      Aa2, AA         500,000      537,325
   Ohio State Infrastructure Imp. Gen. Oblig. Bonds, 5.75%, 02/01/10.....................      Aa1, AA+        350,000      380,468
   Pickerington, OH Local School Dist. Construction & Imp.
    Gen. Oblig. Bonds, (FGIC), 5.80%, 12/01/09...........................................      Aaa, AAA        410,000      430,279
                                                                                                                         ----------
                                                                                                                          3,514,240
                                                                                                                         ----------
 OKLAHOMA -- 0.1%
   Oklahoma City, OK Gen. Oblig. Bonds, 5.40%, 07/01/10..................................      Aa2, AA         100,000      108,174
                                                                                                                         ----------
 OREGON -- 0.5%
   Portland, OR Urban Renewal & Redev. Ref. Bonds, Ser. A, 5.00%, 06/15/17...............      Aaa, NR         320,000      346,528
                                                                                                                         ----------
 PENNSYLVANIA -- 8.7%
   Adams County, PA Public Imp. Misc. Rev. Bonds, (FGIC), 5.20%, 05/15/11................      Aaa, AAA        250,000      270,728
   Allegheny County, PA Hospital Dev. Auth. Rev. Bonds Univ. of Pittsburgh
    Medical Center, Ser. B1, 3.60%, 09/01/32.............................................      Aa3, A+       1,000,000      999,999
   Bristol Borough, PA School Dist. Gen. Oblig. Bonds, 5.00%, 03/01/20...................      Aaa, NR         500,000      534,735
   Chester County, PA Ind. Dev. Auth. Variable Rev. Bonds,
    (Archdiocese of Philadelphia), 3.65%, 12/31/05.......................................      Aa2, NR       2,200,000    2,199,999
   Pennsylvania State Higher Educational Fac. Auth. Rev. Bonds, (Philadelphia
    College Osteopathic Medicine), 5.00%, 12/01/17.......................................       NR, A          500,000      523,735
   Pennsylvania State Ref. Gen. Oblig. Bonds, (FGIC), 5.38%, 11/15/07....................      Aaa, AAA        250,000      255,508
   Philadelphia, PA Airport Rev. Bonds, Ser. A, 5.00%, 06/15/18*.........................      Aaa, AAA        600,000      628,032
   Pittsburgh, PA Stadium Auth. Lease Rev. Bonds, 6.50%, 04/01/11........................      Aaa, AAA        140,000      150,073
   State Public School Bldg. Auth. Pennsylvania Rev. Bonds, (FGIC),
    5.25%, 11/01/15......................................................................      Aaa, AAA        545,000      595,314
   York County, PA Solid Waste & Refuse Auth. Rev. Bonds, (FGIC),
    5.50%, 12/01/06......................................................................      Aaa, AAA        400,000      407,884
                                                                                                                         ----------
                                                                                                                          6,566,007
                                                                                                                         ----------
 PUERTO RICO -- 0.5%
   The Childrens Trust Fund, Puerto Rico, Tobacco
    Settlement Rev. Bonds, 5.00%, 05/15/09...............................................     Baa3, BBB        100,000      104,326
   The Childrens Trust Fund, Puerto Rico, Tobacco
    Settlement Rev. Bonds, 5.75%, 07/01/10...............................................      NR, AAA         250,000      273,505
                                                                                                                         ----------
                                                                                                                            377,831
                                                                                                                         ----------
 SOUTH DAKOTA -- 0.4%
   South Dakota Housing Dev. Auth. Homeownership Mtge. Rev. Bonds,
    Ser. C, 4.15%, 05/01/07..............................................................      Aa1, AAA        265,000      265,525
                                                                                                                         ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND(1)
---------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                                             Moody's/S&P     Principal       Value
                                                                                              Ratings(2)       Amount      (Note 2)
                                                                                             -----------    ----------   ----------
 TENNESSEE -- 0.4%
   Memphis, TN Sewer Sys. Ref. Rev. Bonds, 5.25%, 10/01/13...............................       A2, AA      $  250,000   $  272,693
                                                                                                                         ----------
 TEXAS -- 8.9%
   Cedar Park, TX Utility Sys. Rev. Bonds, 5.00%, 08/15/18 ..............................      Aaa, AAA        400,000      426,180
   Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A, 5.00%, 07/15/18...................      Aaa, AAA        500,000      535,600
   Galena Park, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTY),
    7.00%, 08/15/11......................................................................      Aaa, NR         250,000      287,295
   Georgetown, TX Indpt. School Dist. Gen. Oblig. Ref. Bonds, (PSF-GTY),
    5.00%, 02/15/17......................................................................      Aaa, AAA        500,000      533,250
   Houston, TX Unrefunded-Ref. & Pub. Impt. - Ser. A, 5.25%, 03/01/13....................      Aa3, AA-        100,000      105,425
   Katy, TX Indpt. School Dist. Gen. Oblig. Bonds, (PSF-GTY),
    5.50%, 02/15/15......................................................................      Aaa, AAA        500,000      542,510
   Laredo, TX Ref. Gen. Oblig. Bonds, 5.00%, 08/15/19....................................      Aaa, AAA        850,000      906,049
   Lubbock, TX Health Fac. Dev. Corp. Rev. Bonds,
    (St. Joseph Health Sys.), 5.00%, 07/01/08............................................      Aa3, AA-        350,000      362,831
   Pearland, TX Indpt. School Dist. Schoolhouse Rev. Bonds,
    Ser. 2001A, (PSF-GTY), 5.00%, 02/15/12...............................................      Aaa, AAA        625,000      667,300
   San Antonio, TX Indpt. School Dist. Gen. Oblig. Unltd. Bonds, (PSF-GTY),
    7.00%, 08/15/08......................................................................      Aaa, AAA        225,000      244,888
   Texas State College Student Loan Gen. Oblig. Bonds, 5.00%, 08/01/12*..................      Aa1, AA       1,000,000    1,009,589
   Texas State Ref. Public Fin. Auth. Gen. Oblig. Bonds, Ser. 2001A,
    5.50%, 10/01/12......................................................................      Aa1, AA         300,000      327,024
   Texas Water Dev. Brd. Rev. Bonds, St. Revolving Fd-Sr Lien-Ser. 1998A,
    5.25%, 07/15/11......................................................................      Aaa, AAA        500,000      522,465
   Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 07/01/11...........................      Aaa, AAA         60,000       67,951
   Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 01/01/12...........................      Aaa, AAA         75,000       85,578
   Univ. of Texas Ref. Rev. Bonds, Ser. 1992A, 6.25%, 01/01/13...........................      Aaa, AAA         85,000       98,240
                                                                                                                         ----------
                                                                                                                          6,722,175
                                                                                                                         ----------
 UTAH -- 1.1%
   Salt Lake County, UT Sales Tax Rev. Bonds, 5.00%, 08/01/17............................      NR, AAA         500,000      539,840
   Utah State Bldg. Ownership Auth. Lease Rev. Bonds, 5.50%, 05/15/07....................      Aa1, AA+        250,000      254,600
                                                                                                                         ----------
                                                                                                                            794,440
                                                                                                                         ----------
 VIRGINIA -- 1.4%
   Virginia Commonwealth Trans. Brd. Rev. Bonds, (Federal
    Highway Reimbursement Ant. Notes), 5.75%, 10/01/07...................................      Aa2, AA       1,000,000    1,042,050
                                                                                                                         ----------
 WASHINGTON -- 3.1%
   Clark County Washington School Dist. No. 37 Gen. Oblig. Bonds,
    5.13%, 12/01/10......................................................................      Aa3, NR         500,000      532,604
   Seattle, WA Muni. Light & Power Ref. Rev. Bonds, (FSA),
    5.00%, 07/01/10......................................................................      Aaa, AAA        350,000      364,875
   Snohomish County, WA Public Utility Rev. Bonds, (FSA),
    5.00%, 12/01/08......................................................................      Aaa, AAA        250,000      261,393
   Washington State Public Power Supply Sys. Nuclear Proj.
    No. 1 Rev. Bonds, 5.75%, 07/01/09....................................................      Aaa, AA-        320,000      343,453
   Washington State Public Power Supply Sys. Nuclear Proj.
    No. 2 Rev. Bonds, 5.75%, 07/01/09....................................................      Aaa, AA-        200,000      214,658
   Washington State Variable Purpose-Ser. B, Gen. Oblig. Unltd. Bonds,
    5.00%, 01/01/13......................................................................      Aa1, AA         300,000      312,060
   Washington Tobacco Settlement Mgmt. Auth. Rev. Bonds,
    5.00%, 06/01/08......................................................................     Baa2, BBB        300,000      306,942
                                                                                                                         ----------
                                                                                                                          2,335,985
                                                                                                                         ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / MUNICIPAL BOND FUND(1)
---------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                                             Moody's/S&P     Principal      Value
                                                                                              Ratings(2)      Amount       (Note 2)
                                                                                             -----------    ---------   -----------
 WEST VIRGINIA -- 0.4%
   West Virginia State Bldg. Ref. Rev. Bonds, Ser. A, (AMBAC),
    5.38%, 07/01/18......................................................................      Aaa, AAA     $250,000    $   279,873
                                                                                                                        -----------
 WISCONSIN -- 0.3%
   Wisconsin State Trans. Rev. Ref. Bonds, Ser.1, 5.75%, 07/01/14........................      Aaa, AAA      175,000        195,572
                                                                                                                        -----------
 TOTAL MUNICIPAL BONDS
   (Cost $74,532,357) ...............................................................................................    75,117,534
                                                                                                                        -----------
                                                                                                             Shares
                                                                                                            ---------
SHORT-TERM INVESTMENTS -- 0.1%
   BlackRock Municipal Cash Tax-Exempt Cash Money Market Fund...........................................      25,493         25,493
   BlackRock Municipal Fund Tax-Exempt Money Market Fund................................................      25,492         25,492
                                                                                                                        -----------
 TOTAL SHORT-TERM INVESTMENTS
   (Cost $50,985) ...................................................................................................        50,985
                                                                                                                        -----------
TOTAL INVESTMENTS
   (Cost $74,583,342) -- 100.0% .....................................................................................   $75,168,519
                                                                                                                        ===========

---------------
*  Security is subject to the Alternative Minimum Tax.
AMBAC     AMBAC Indemnity Corp.
FGIC      Insured by Financial Guaranty Insurance Corp.
FSA       Financial Security Assurance
MBIA      Municipal Bond Insurance Association
(1)       Formerly, the Wilmington Municipal Bond Portfolio.
(2) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT-TERM BOND FUND(1)
---------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)

 (Showing Percentage of Total Investments)
================================================================================


                                                                                            Moody's/S&P     Principal       Value
                                                                                             Ratings(2)       Amount       (Note 2)
                                                                                            -----------    ----------   -----------
CORPORATE BONDS -- 80.9%
 FINANCIAL -- 29.3%
   Capital One Corp., 6.70%, 05/15/08...................................................     Baa2, BBB     $  750,000   $   775,351
   General Electric Cap Corp 4.875%, 10/21/10...........................................      Aaa, AAA        900,000       898,006
   General Motors Acceptance Corp., 5.24%, 05/18/06*....................................      Baa2, BB      1,000,000       981,278
   General Motors Acceptence Corp., 6.13%, 08/28/07.....................................      Baa2, BB        400,000       370,791
   Goldman Sachs Group, 6.50%, 02/25/09@................................................      Aa3, A+         200,000       209,034
   Goldman Sachs Group, 6.65%, 05/15/09.................................................      Aa3, A+         700,000       735,620
   International Lease Finance Corp., 5.63%, 06/01/07...................................      A1, AA-       1,000,000     1,008,407
   Lehman Brothers Holdings, 4.25%, 01/27/10............................................       A1, A          390,000       380,315
   Marsh & McLennan Cos., Inc., 5.38%, 03/15/07.........................................     Baa2, BBB        225,000       225,442
   MBNA America, 6.50%, 06/20/06........................................................     Baa1, BBB+       500,000       503,845
   MBNA America, 4.63%, 08/03/09........................................................     Baa1, BBB+       800,000       793,749
   Prudential Insurance Co., 6.38%, 07/23/06@...........................................      A1, AA-       1,000,000     1,008,040
   Residential Capital Corp., 5.90%, 06/29/07*..........................................     Baa2, BBB-       280,000       280,692
                                                                                                                        -----------
                                                                                                                          8,170,570
                                                                                                                        -----------
 INDUSTRIAL -- 34.8%
   A.H. Belo Corp., 7.13%, 06/01/07.....................................................     Baa3, BBB        200,000       204,422
   Bausch & Lomb Inc., 6.95%, 11/15/07..................................................     Baa3, BBB        500,000       515,042
   Corning Inc, 6.30%, 03/01/09.........................................................     Baa3, BBB-       750,000       769,787
   DaimlerChrysler NA Holding Corp., 4.05%, 06/04/08....................................      A3, BBB         350,000       340,723
   Delhaize America, 7.38%, 04/15/06....................................................      Ba1, BB+        300,000       301,567
   Dominion Resources Inc., 8.13%, 06/15/10.............................................     Baa1, BBB+       335,000       372,345
   Donnelley (R.R.) & Sons, 3.75%, 04/01/09.............................................      Baa2, A-        465,000       440,660
   Georgia-Pacific Corp., 7.50%, 05/15/06...............................................      Ba3, BB+        530,000       533,313
   International Business Machines Corp., 5.38%, 02/01/09...............................       A1, A+       1,000,000     1,017,840
   Kroger, 7.45%, 03/01/08..............................................................     Baa2, BBB-       400,000       416,792
   Liberty Media Corp., 5.37%, 03/15/06@................................................     Baa3, BB+        154,000       154,895
   McDonald's Corp., 3.88%, 08/15/07....................................................       A2, A        1,000,000       984,529
   Raytheon Co., 6.75%, 08/15/07........................................................     Baa3, BBB        584,000       598,290
   Safeway, Inc., 6.50%, 11/15/08.......................................................     Baa2, BBB      1,000,000     1,032,024
   Tyson Foods, Inc., 7.25%, 10/01/06...................................................     Baa3, BBB      1,000,000     1,016,013
   Waste Management, Inc., 6.50%, 11/15/08..............................................     Baa3, BBB      1,000,000     1,036,967
                                                                                                                        -----------
                                                                                                                          9,735,209
                                                                                                                        -----------
 TELECOMMUNICATIONS -- 3.3%
   Sprint Capital Corp., 6.13%, 11/15/08................................................     Baa2, BBB-       900,000       925,480
                                                                                                                        -----------
 UTILITIES -- 13.5%
   Cogentrix Energy, Inc. 8.75%, 10/15/08@..............................................      Aa3, A+         500,000       553,355
   Duke Energy Corp., 3.75%, 03/05/08...................................................      A3, BBB+      1,000,000       976,640
   FirstEnergy Corp., 5.50%, 11/15/06...................................................     Baa3, BB+      1,350,000     1,354,852
   Valero Energy, 6.13%, 04/15/07.......................................................     Baa3, BBB-       870,000       880,730
                                                                                                                        -----------
                                                                                                                          3,765,577
                                                                                                                        -----------
 TOTAL CORPORATE BONDS (Cost $23,014,045) ...........................................................................    22,596,836
                                                                                                                        -----------
ASSET-BACKED SECURITIES -- 0.8%
   GMAC Mortgage Corporation Loan, 2003-GH2, 3.69%, 07/25/20............................      Aaa, AAA        235,327       234,134
                                                                                                                        -----------
 TOTAL ASSET-BACKED SECURITIES (Cost $236,079) ......................................................................       234,134
                                                                                                                        -----------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS / SHORT-TERM BOND FUND(1)
---------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                                                           Principal       Value
                                                                                                             Amount       (Note 2)
                                                                                                           ----------   -----------
MORTGAGE-BACKED SECURITIES -- 4.9%
   Federal Home Loan Mortgage Corporation, 2751 VT, 6.00%, 03/13/07.....................                    $173,074     $  170,707
   Federal Home Loan Mortgage Corporation, 7 Yr. Balloon, 4.50%,
    04/12/07............................................................................                     300,106        294,761
   Federal National Mortgage Association, 3.99%, 05/01/33*..............................                     610,906        600,326
   Federal National Mortgage Association 2005-29 WC, 4.75%, 04/25/35....................                     295,125        288,981
                                                                                                                        -----------
 TOTAL MORTGAGE-BACKED SECURITIES (Cost $1,381,808) .................................................................     1,354,775
                                                                                                                        -----------
U.S. AGENCY OBLIGATIONS -- 5.3%
 FEDERAL HOME LOAN BANKS NOTES -- 1.1%
   Federal Home Loan Banks Notes, 2.44%, 03/09/09.......................................                     325,000        311,529
                                                                                                                        -----------
 FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 1.8%
   Federal Home Loan Mortgage Corporation Notes, 4.25%, 07/15/09........................                     500,000        492,133
                                                                                                                        -----------
 FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 2.4%
   Federal National Mortgage Association Notes, 6.00%, 05/15/08.........................                     200,000        205,599
   Federal National Mortgage Association Notes, 3.13%, 03/16/09.........................                     500,000        475,122
                                                                                                                        -----------
                                                                                                                            680,721
                                                                                                                        -----------
 TOTAL U.S. AGENCY OBLIGATIONS (Cost $1,527,004) ....................................................................     1,484,383
                                                                                                                        -----------
U.S. TREASURY OBLIGATIONS -- 4.4%
   U.S. Treasury Notes, 4.00%, 06/15/09.................................................                     250,000        246,963
   U.S. Treasury Notes, 3.88%, 05/15/10.................................................                     300,000        294,317
   U.S. Treasury Notes, 4.25%, 10/15/10.................................................                     700,000        696,336
                                                                                                                        -----------
 TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,247,443) ..................................................................     1,237,616
                                                                                                                        -----------
                                                                                            Moody's/S&P
                                                                                              Ratings2
                                                                                            -----------
COMMERCIAL PAPER -- 3.7%
   American General Finance, 4.00%, 01/03/06 (Cost $1,024,573)..........................      A-1, P-1     1,024,573      1,024,573
                                                                                                                        -----------
TOTAL INVESTMENTS -- 100.0% (Cost $28,430,952) ......................................................................   $27,932,317
                                                                                                                        ===========

---------------
* Denotes a variable or floating rate security. Variable or floating rate securities are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2005.
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors". Unless otherwise indicated, security is considered liquid.
(1) Formerly, the Wilmington Short-Term Income Portfolio.
(2) The ratings shown are not audited.





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005 (Unaudited)


                                                                             Short/
                                                                         Intermediate-
                                                                           Term Bond      Broad Market     Municipal     Short-Term
                                                                              Fund          Bond Fund      Bond Fund     Bond Fund
                                                                         -------------    ------------    -----------   -----------
ASSETS:
Investment in securities, at value* ..................................    $117,247,116     $63,713,003    $75,168,519   $27,932,317
Securities lending collateral ........................................       4,192,969       1,100,444             --            --
Receivable for fund shares sold ......................................         301,078             341         69,088            --
Dividends and interest receivable ....................................       1,307,989         839,620        942,476       317,238
Other assets .........................................................              --              --            667         1,302
                                                                          ------------     -----------    -----------   -----------
Total assets .........................................................     123,049,152      65,653,408     76,180,750    28,250,857
                                                                          ------------     -----------    -----------   -----------
LIABILITIES:
Obligation to return securities lending collateral ...................       4,192,969       1,100,444             --            --
Payable for fund shares redeemed .....................................          23,524          15,620        345,329            --
Dividend payable .....................................................         399,200         231,554        197,904        83,265
Accrued advisory fee .................................................          34,742          19,013         22,354         1,464
Other accrued expenses ...............................................          81,048          39,597         29,977        33,052
                                                                          ------------     -----------    -----------   -----------
Total liabilities ....................................................       4,731,483       1,406,228        595,564       117,781
                                                                          ------------     -----------    -----------   -----------
NET ASSETS ...........................................................    $118,317,669     $64,247,180    $75,585,186   $28,133,076
                                                                          ============     ===========    ===========   ===========
NET ASSETS CONSIST OF:
Paid-in capital ......................................................    $118,191,965     $62,661,001    $75,388,042   $29,199,100
Undistributed (distributions in excess of) net investment income .....         (86,707)         41,556           (208)        3,486
Accumulated net realized loss on investments .........................         (54,176)        (64,842)      (387,825)     (570,875)
Net unrealized appreciation (depreciation) on investments ............         266,587       1,609,465        585,177      (498,635)
                                                                          ------------     -----------    -----------   -----------
NET ASSETS ...........................................................    $118,317,669     $64,247,180    $75,585,186   $28,133,076
                                                                          ============     ===========    ===========   ===========
NET ASSETS BY SHARE CLASS:
 Institutional Shares ................................................    $118,162,048     $64,237,155    $75,575,163   $28,123,079
 Investor Shares .....................................................         155,621          10,025         10,023         9,997
                                                                          ------------     -----------    -----------   -----------
                                                                          $118,317,669     $64,247,180    $75,585,186   $28,133,076
                                                                          ============     ===========    ===========   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ($0.01 par value, unlimited authorized shares)
 Institutional Shares ................................................      11,823,594       6,628,415      5,881,740     2,892,481
 Investor Shares .....................................................          15,726           1,034            780         1,028

PER SHARE:
 Institutional Shares (net asset value, offering and
    redemption price).................................................    $       9.99     $      9.69    $     12.85   $      9.72
                                                                          ------------     -----------    -----------   -----------
 Investor Shares (net asset value (NAV) and redemption
    price)............................................................    $       9.90     $      9.69    $     12.85   $      9.73
                                                                          ------------     -----------    -----------   -----------
 Investor Shares (public offering price -- NAV / 0.98) ...............    $      10.10     $      9.89    $     13.11   $      9.93
                                                                          ------------     -----------    -----------   -----------

*Investments at cost .................................................    $116,980,529     $62,103,538    $74,583,342   $28,430,952


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2005 (Unaudited)


                                                                               Short/
                                                                           Intermediate-
                                                                             Term Bond      Broad Market    Municipal    Short-Term
                                                                                Fund          Bond Fund     Bond Fund     Bond Fund
                                                                           -------------    ------------    ----------   ----------
INVESTMENT INCOME:
 Interest and dividends ................................................    $ 2,594,823      $ 1,616,800    $1,284,878    $ 629,299
 Securities lending ....................................................          5,041            3,557            --           --
                                                                            -----------      -----------    ----------    ---------
 Total investment income ...............................................      2,599,864        1,620,357     1,284,878      629,299
                                                                            -----------      -----------    ----------    ---------
EXPENSES:
 Advisory fees .........................................................        198,076          115,124       121,953       58,076
 Administration and accounting fees ....................................         63,930           38,779        46,981       23,833
 Custody fees ..........................................................         16,317           11,124         7,735        8,917
 Compliance services ...................................................          7,915            4,601         4,799        2,349
 Transfer agent fees ...................................................         25,042           13,743        11,885        9,451
 Distribution fees - Investor Shares ...................................            262                1             1            1
 Reports to shareholders ...............................................         16,952           10,675         8,304        7,225
 Trustees' fees ........................................................          9,378            9,395         9,627        9,169
 Registration fees .....................................................         11,359           10,226        10,221       10,586
 Professional fees .....................................................         25,862           18,683        17,269       16,332
 Other .................................................................         12,960            7,713         4,120        2,094
                                                                            -----------      -----------    ----------    ---------
   Total expenses before fee waivers and expense
    reimbursements .....................................................        388,053          240,064       242,895      148,033
   Advisory fees waived.................................................             --               --            --      (36,734)
   Administration and accounting fees waived............................         (6,210)          (1,887)       (1,745)      (3,440)
                                                                            -----------      -----------    ----------    ---------
    Total expenses, net ................................................        381,843          238,177       241,150      107,859
                                                                            -----------      -----------    ----------    ---------
 Net investment income .................................................      2,218,021        1,382,180     1,043,728      521,440
                                                                            -----------      -----------    ----------    ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments ...............................        (53,017)         150,802       (40,670)    (214,866)
 Net change in unrealized appreciation (depreciation) on
    investments.........................................................     (2,312,726)      (1,832,754)     (733,307)     (94,146)
                                                                            -----------      -----------    ----------    ---------
 Net loss on investments ...............................................     (2,365,743)      (1,681,952)     (773,977)    (309,012)
                                                                            -----------      -----------    ----------    ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS...........................................................    $  (147,722)     $  (299,772)   $  269,751    $ 212,428
                                                                            ===========      ===========    ==========    =========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 2005 (Unaudited)


                                                                             Short/
                                                                         Intermediate-
                                                                              Term        Broad Market     Municipal     Short-Term
                                                                           Bond Fund        Bond Fund      Bond Fund     Bond Fund
                                                                         -------------    ------------    -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ...............................................    $  2,218,021     $ 1,382,180    $ 1,043,728   $   521,440
 Net realized gain (loss) on investments .............................         (53,017)        150,802        (40,670)     (214,866)
 Net change in unrealized appreciation (depreciation) on
   investments........................................................      (2,312,726)     (1,832,754)      (733,307)      (94,146)
                                                                          ------------     -----------    -----------   -----------
Net increase (decrease) in net assets resulting from
   operations.........................................................        (147,722)       (299,772)       269,751       212,428
                                                                          ------------     -----------    -----------   -----------
Distributions to shareholders from:
 Net investment income:
   Institutional Shares...............................................      (2,219,536)     (1,372,938)    (1,043,719)     (517,976)
   Investor Shares....................................................          (3,797)            (13)            (9)          (11)
                                                                          ------------     -----------    -----------   -----------
                                                                            (2,223,333)     (1,372,951)    (1,043,728)     (517,987)
                                                                          ------------     -----------    -----------   -----------
 Net realized gains:
   Institutional Shares...............................................        (283,643)       (789,314)            --            --
   Investor Shares....................................................            (353)             --             --            --
                                                                          ------------     -----------    -----------   -----------
                                                                              (283,996)       (789,314)            --            --
                                                                          ------------     -----------    -----------   -----------
Total distributions ..................................................      (2,507,329)     (2,162,265)    (1,043,728)     (517,987)
                                                                          ------------     -----------    -----------   -----------
Fund share transactions (Note 6):
 Proceeds from shares sold ...........................................      26,046,935       4,845,352     17,471,582     1,317,143
 Cost of shares issued on reinvestment of distributions ..............       1,629,764       1,729,127        472,851       138,469
 Cost of shares redeemed .............................................     (15,779,160)     (6,451,417)    (7,403,328)   (8,872,382)
                                                                          ------------     -----------    -----------   -----------
Net increase (decrease) in net assets from Fund share
   transactions.......................................................      11,897,539         123,062     10,541,105    (7,416,770)
                                                                          ------------     -----------    -----------   -----------
Total increase (decrease) in net assets ..............................       9,242,488      (2,338,975)     9,767,128    (7,722,329)

NET ASSETS:
 Beginning of period .................................................     109,075,181      66,586,155     65,818,058    35,855,405
                                                                          ------------     -----------    -----------   -----------
 End of period .......................................................    $118,317,669     $64,247,180    $75,585,186   $28,133,076
                                                                          ============     ===========    ===========   ===========
Undistributed (distributions in excess of) net investment income .....    $    (86,707)    $    41,556    $      (208)  $     3,486
                                                                          ------------     -----------    -----------   -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
   FINANCIAL STATEMENTS -- continued
================================================================================



STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005


                                                                           Short/
                                                                       Intermediate-
                                                                            Term        Broad Market     Municipal      Short-Term
                                                                         Bond Fund        Bond Fund      Bond Fund       Bond Fund
                                                                       -------------    ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income .............................................   $   5,420,699    $  3,142,917    $  1,796,481   $  1,154,134
 Net realized gain (loss) on investments ...........................         525,881       1,003,347        (292,515)      (336,668)
 Net change in unrealized appreciation (depreciation) on
   investments......................................................       1,353,716       1,293,933       1,310,040        403,789
                                                                       -------------    ------------    ------------   ------------
Net increase in net assets resulting from
   operations.......................................................       7,300,296       5,440,197       2,814,006      1,221,255
                                                                       -------------    ------------    ------------   ------------
Distributions to shareholders from:
 Net investment income:
   Institutional Shares.............................................      (5,444,450)     (3,145,715)     (1,796,481)    (1,166,614)
   Investor Shares..................................................          (8,418)             --              --             --
                                                                       -------------    ------------    ------------   ------------
                                                                          (5,452,868)     (3,145,715)     (1,796,481)    (1,166,614)
                                                                       -------------    ------------    ------------   ------------
 Net realized gains:
   Institutional Shares.............................................        (502,029)       (921,957)        (13,470)       (36,180)
   Investor Shares..................................................            (845)             --              --             --
                                                                       -------------    ------------    ------------   ------------
                                                                            (502,874)       (921,957)        (13,470)       (36,180)
                                                                       -------------    ------------    ------------   ------------
Total distributions ................................................      (5,955,742)     (4,067,672)     (1,809,951)    (1,202,794)
                                                                       -------------    ------------    ------------   ------------
Fund share transactions (Note 6):
 Proceeds from shares sold .........................................      39,104,614      10,020,680      37,282,020     15,837,789
 Cost of shares issued on reinvestment of distributions ............       4,188,700       3,336,921         818,152        300,883
 Cost of shares redeemed ...........................................    (124,304,810)    (37,078,627)    (36,355,246)   (29,895,788)
                                                                       -------------    ------------    ------------   ------------
Net increase (decrease) in net assets from Fund share transactions .     (81,011,496)    (23,721,026)      1,744,926    (13,757,116)
                                                                       -------------    ------------    ------------   ------------
Total increase (decrease) in net assets ............................     (79,666,942)    (22,348,501)      2,748,981    (13,738,655)

NET ASSETS:
 Beginning of year .................................................     188,742,123      88,934,656      63,069,077     49,594,060
                                                                       -------------    ------------    ------------   ------------
 End of year .......................................................   $ 109,075,181    $ 66,586,155    $ 65,818,058   $ 35,855,405
                                                                       =============    ============    ============   ============
Undistributed (distributions in excess of) net investment income ...   $     (81,395)   $     32,327    $       (208)  $         33
                                                                       -------------    ------------    ------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.


                                                                For the
                                                               Six-Month
                                                             Period Ended
                                                             December 31,                        For the Fiscal
                                                                 2005                         Years Ended June 30,
                                                                             ------------------------------------------------------
                                                              (Unaudited)      2005       2004        2003       2002(2)     2001
                                                             ------------    --------   --------    --------    --------   --------
SHORT/INTERMEDIATE-TERM BOND FUND --
   INSTITUTIONAL SHARES(1)
NET ASSET VALUE -- BEGINNING OF PERIOD ...................     $  10.23      $  10.18   $  10.80    $  10.23    $  10.05   $   9.67
                                                               --------      --------   --------    --------    --------   --------
INVESTMENT OPERATIONS:
 Net investment income ...................................         0.20          0.37       0.38        0.43        0.50       0.58
 Net realized and unrealized gain (loss) on investments ..        (0.22)         0.08      (0.40)       0.64        0.20       0.38
                                                               --------      --------   --------    --------    --------   --------
   Total from investment operations.......................        (0.02)         0.45      (0.02)       1.07        0.70       0.96
                                                               --------      --------   --------    --------    --------   --------
DISTRIBUTIONS:
 From net investment income ..............................        (0.20)        (0.37)     (0.38)      (0.43)      (0.50)     (0.58)
 From net realized gains .................................        (0.02)        (0.03)     (0.22)      (0.07)      (0.02)        --
                                                               --------      --------   --------    --------    --------   --------
   Total distributions....................................        (0.22)        (0.40)     (0.60)      (0.50)      (0.52)     (0.58)
                                                               --------      --------   --------    --------    --------   --------
NET ASSET VALUE -- END OF PERIOD .........................     $   9.99      $  10.23   $  10.18    $  10.80    $  10.23   $  10.05
                                                               ========      ========   ========    ========    ========   ========
TOTAL RETURN .............................................        (0.15)%**      4.50%     (0.22)%     10.70%       7.08%     10.21%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(3):
 Expenses:
   Including expense limitations..........................         0.67%*        0.65%      0.62%       0.62%       0.62%      0.55%
   Excluding expense limitations..........................         0.69%*        0.65%      0.62%       0.62%       0.62%      0.61%
 Net investment income ...................................         3.94%*        3.60%      3.60%       4.13%       4.89%      5.89%
Portfolio turnover rate ..................................           19%**         33%        27%         82%        136%        88%
Net assets at the end of period (000 omitted) ............     $118,162      $108,828   $188,519    $185,956    $167,077   $140,030

---------------
*     Annualized
**    Not annualized
(1)   Formerly, the Wilmington Short/Intermediate Bond Portfolio.
(2) As required, effective July 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgage-backed and asset- backed securities as an adjustment to interest income. The effect of this change, for the year ended June 30, 2002, was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets by less than 0.01%. Per share date and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in accounting.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
----------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                                     For the
                                                                                    Six-Month
                                                                                  Period Ended                      For the Period
                                                                                  December 31,    For the Fiscal  October 7, 2003(1)
                                                                                      2005          Year Ended          through
                                                                                   (Unaudited)    June 30, 2005      June 30, 2004
                                                                                  ------------    --------------   ----------------
SHORT/INTERMEDIATE-TERM BOND FUND -- INVESTOR SHARES(2)
NET ASSET VALUE -- BEGINNING OF PERIOD........................................       $10.13           $10.08            $10.59
                                                                                     ------           ------            ------
INVESTMENT OPERATIONS:
 Net investment income........................................................         0.18             0.34              0.25
 Net realized and unrealized gain (loss) on investments.......................        (0.21)            0.08             (0.29)
                                                                                     ------           ------            ------
   Total from investment operations...........................................        (0.03)            0.42             (0.04)
                                                                                     ------           ------            ------
DISTRIBUTIONS:
 From net investment income...................................................        (0.18)           (0.34)            (0.25)
 From net realized gains......................................................        (0.02)           (0.03)            (0.22)
                                                                                     ------           ------            ------
   Total distributions........................................................        (0.20)           (0.37)            (0.47)
                                                                                     ------           ------            ------
NET ASSET VALUE -- END OF PERIOD..............................................       $ 9.90           $10.13            $10.08
                                                                                     ======           ======            ======
TOTAL RETURN..................................................................        (0.20)%**,(3)     4.26%            (0.36)%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(4):
 Expenses:
   Including expense limitations..............................................         0.92%*           0.91%             0.86%*
   Excluding expense limitations..............................................         0.93%*           6.46%             5.36%*
 Net investment income........................................................         3.63%*           3.36%             3.32%*
Portfolio turnover rate.......................................................           19%**            33%               27%**
Net assets at the end of period (000 omitted).................................       $  156           $  247            $  223

---------------
*     Annualized
**    Not annualized
(1)   Commencement of operations.
(2)   Formerly, the Wilmington Short/Intermediate Bond Portfolio.
(3) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.
(4) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                          For the
                                                         Six-Month
                                                        Period Ended
                                                        December 31,                        For the Fiscal
                                                            2005                         Years Ended June 30,
                                                                        --------------------------------------------------------
                                                        (Unaudited)      2005        2004        2003        20022        2001
                                                        ------------   --------    --------   ---------    ---------    --------
BROAD MARKET BOND FUND -- INSTITUTIONAL SHARES(1)
NET ASSET VALUE -- BEGINNING OF PERIOD..............      $  10.07     $   9.90    $  10.67   $    9.93    $    9.81    $   9.46
                                                          --------     --------    --------   ---------    ---------    --------
INVESTMENT OPERATIONS:
 Net investment income..............................          0.21         0.39        0.41        0.46         0.52        0.58
 Net realized and unrealized gain (loss) on
   investments......................................         (0.26)        0.27       (0.53)       0.79         0.16        0.35
                                                          --------     --------    --------   ---------    ---------    --------
   Total from investment operations.................         (0.05)        0.66       (0.12)       1.25         0.68        0.93
                                                          --------     --------    --------   ---------    ---------    --------
DISTRIBUTIONS:
 From net investment income.........................         (0.21)       (0.39)      (0.41)      (0.46)       (0.52)      (0.58)
 From net realized gains............................         (0.12)       (0.10)      (0.24)      (0.05)       (0.04)         --(3)
                                                          --------     --------    --------   ---------    ---------    --------
   Total distributions..............................         (0.33)       (0.49)      (0.65)      (0.51)       (0.56)      (0.58)
                                                          --------     --------    --------   ---------    ---------    --------
NET ASSET VALUE -- END OF PERIOD....................      $   9.69     $  10.07    $   9.90   $   10.67    $    9.93    $   9.81
                                                          ========     ========    ========   =========    =========    ========
TOTAL RETURN........................................         (0.48)%**     6.80%      (1.13)%     12.77%        7.04%      10.11%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(4):
 Expenses:
   Including expense limitations....................          0.72%*       0.72%       0.68%       0.66%        0.68%       0.59%
   Excluding expense limitations....................          0.73%*       0.73%       0.68%       0.66%        0.68%       0.70%
 Net investment income..............................          4.19%*       3.89%       4.05%       4.38%        5.16%       5.96%
Portfolio turnover rate.............................            19%**        43%         26%         77%         180%         73%
Net assets at the end of period (000 omitted).......       $64,237      $66,586     $88,935    $113,515     $116,427    $108,331

---------------
*     Annualized
**    Not annualized
(1)   Formerly, the Wilmington Broad Market Bond Portfolio.
(2) As required, effective July 1, 2001, the Portfolio adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies that requires the recording of paydown gains and losses on mortgage-backed and asset- backed securities as an adjustment to interest income. The effect of this change, for the year ended June 30, 2002, was to decrease net investment income and increase net realized and unrealized gain (loss) by less than $0.01 per share, respectively, and decrease the ratio of net investment income to average net assets by less than 0.01%. Per share date and ratios for periods prior to July 1, 2001 have not been restated to reflect this change in accounting.
(3)   Less than $0.01 per share.
(4) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Broad Market Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                                For the Period
                                                             December 20, 2005(1)
                                                                    through
                                                               December 31, 2005
                                                                  (Unaudited)
                                                              ------------------
BROAD MARKET BOND FUND -- INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ....................         $ 9.67
                                                                    ------
INVESTMENT OPERATIONS:
 Net investment income ....................................           0.01
 Net realized and unrealized gain on investments ..........           0.02
                                                                    ------
   Total from investment operations .......................           0.03
                                                                    ------
DISTRIBUTIONS:
 From net investment income ...............................          (0.01)
                                                                    ------
   Total distributions ....................................          (0.01)
                                                                    ------
NET ASSET VALUE -- END OF PERIOD ..........................         $ 9.69
                                                                    ======
TOTAL RETURN ..............................................           0.34%**,(2)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................           0.97%*
   Excluding expense limitations ..........................           0.98%*
 Net investment income ....................................           3.95%*
Portfolio turnover rate ...................................             19%**
Net assets at the end of period (000 omitted) .............         $   10

---------------
*     Annualized
**    Not annualized
(1)   Commencement of operations.
(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                 For the
                                                                Six-Month
                                                              Period Ended
                                                              December 31,                        For the Fiscal
                                                                  2005                         Years Ended June 30,
                                                                              -----------------------------------------------------
                                                               (Unaudited)      2005       2004        2003        2002       2001
                                                              ------------    --------   --------    --------    --------   -------
MUNICIPAL BOND FUND -- INSTITUTIONAL SHARES(1)
NET ASSET VALUE -- BEGINNING OF PERIOD ....................     $  13.00      $  12.80   $  13.27    $  12.87    $  12.65   $ 12.25
                                                                --------      --------   --------    --------    --------   -------
INVESTMENT OPERATIONS:
 Net investment income ....................................         0.19          0.38       0.36        0.43        0.47      0.56
 Net realized and unrealized gain (loss) on investments            (0.15)         0.20      (0.45)       0.42        0.27      0.40
                                                                --------      --------   --------    --------    --------   -------
   Total from investment operations........................         0.04          0.58      (0.09)       0.85        0.74      0.96
                                                                --------      --------   --------    --------    --------   -------
DISTRIBUTIONS:
 From net investment income ...............................        (0.19)        (0.38)     (0.36)      (0.43)      (0.47)    (0.56)
 From net realized gains ..................................           --            --      (0.02)      (0.02)      (0.05)       --
                                                                --------      --------   --------    --------    --------   -------
   Total distributions.....................................        (0.19)        (0.38)     (0.38)      (0.45)      (0.52)    (0.56)
                                                                --------      --------   --------    --------    --------   -------
NET ASSET VALUE -- END OF PERIOD ..........................     $  12.85      $  13.00   $  12.80    $  13.27    $  12.87   $ 12.65
                                                                ========      ========   ========    ========    ========   =======
TOTAL RETURN ..............................................         0.35%**       4.56%     (0.64)%      6.75%       5.93%     7.94%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(2):
 Expenses:
   Including expense limitations...........................         0.69%*        0.75%      0.75%       0.75%       0.75%     0.75%
   Excluding expense limitations...........................         0.70%*        0.79%      0.82%       0.95%       1.08%     1.39%
 Net investment income ....................................         3.00%*        2.89%      2.78%       3.30%       3.63%     4.43%
Portfolio turnover rate ...................................           13%**         38%        20%         21%         28%       36%
Net assets at the end of period (000 omitted) .............      $75,575       $65,818    $63,069     $42,563     $32,592   $22,759

---------------
*     Annualized
**    Not annualized
(1)   Formerly, the Wilmington Municipal Bond Portfolio.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-Municipal Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================





                                                                For the Period
                                                              December 20, 2005(1)
                                                                    through
                                                               December 31, 2005
                                                                  (Unaudited)
                                                              ------------------
MUNICIPAL BOND FUND -- INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ....................         $12.82
                                                                    ------
INVESTMENT OPERATIONS:
 Net investment income ....................................           0.01
 Net realized and unrealized gain on investments ..........           0.03
                                                                    ------
   Total from investment operations .......................           0.04
                                                                    ------
DISTRIBUTIONS:
 From net investment income ...............................          (0.01)
                                                                    ------
   Total distributions ....................................          (0.01)
                                                                    ------
NET ASSET VALUE -- END OF PERIOD ..........................         $12.85
                                                                    ======
TOTAL RETURN ..............................................           0.33%**,(2)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................           0.94%*
   Excluding expense limitations ..........................           0.95%*
 Net investment income ....................................           3.04%*
Portfolio turnover rate ...................................             13%**
Net assets at the end of period (000 omitted) .............         $   10

---------------
*     Annualized
**    Not annualized
(1)   Commencement of operations.
(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                                                       For the
                                                                                      Six-Month
                                                                                    Period Ended                     For the Period
                                                                                    December 31,    For the Fiscal   July 1, 2003(1)
                                                                                        2005          Year Ended         through
                                                                                     (Unaudited)    June 30, 2005     June 30, 2004
                                                                                    ------------    --------------   --------------
SHORT-TERM BOND FUND -- INSTITUTIONAL SHARES(2)
NET ASSET VALUE -- BEGINNING OF PERIOD..........................................      $   9.81         $   9.81         $  10.00
                                                                                      --------         --------         --------
INVESTMENT OPERATIONS:
 Net investment income..........................................................          0.15             0.25             0.18
 Net realized and unrealized gain (loss) on investments.........................         (0.09)            0.01            (0.19)
                                                                                      --------         --------         --------
   Total from investment operations.............................................          0.06             0.26            (0.01)
                                                                                      --------         --------         --------
DISTRIBUTIONS:
 From net investment income.....................................................         (0.15)           (0.25)           (0.18)
 From net realized gains........................................................            --            (0.01)              --(3)
                                                                                      --------         --------         --------
   Total distributions..........................................................         (0.15)           (0.26)           (0.18)
                                                                                      --------         --------         --------
NET ASSET VALUE -- END OF PERIOD................................................      $   9.72         $   9.81         $   9.81
                                                                                      ========         ========         ========
TOTAL RETURN....................................................................          0.66%**          2.64%           (0.06)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA(4):
 Expenses:
   Including expense limitations................................................          0.65%*           0.65%            0.65%
   Excluding expense limitations................................................          0.89%*           0.84%            0.94%
 Net investment income..........................................................          3.13%*           2.51%            1.91%
Portfolio turnover rate.........................................................            17%**            50%              42%
Net assets at the end of period (000 omitted)...................................       $28,123          $35,855          $49,594

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2)   Formerly, the Wilmington Short-Term Income Portfolio.
(3)   Less than $0.01 per share.
(4) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-Short/Intermediate Bond Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
 FINANCIAL HIGHLIGHTS -- continued






                                                                For the Period
                                                              December 20, 2005(1)
                                                                    through
                                                               December 31, 2005
                                                                  (Unaudited)
                                                              ------------------
SHORT-TERM BOND FUND -- INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ....................         $ 9.73
                                                                    ------
INVESTMENT OPERATIONS:
 Net investment income ....................................           0.01
                                                                    ------
   Total from investment operations .......................           0.01
                                                                    ------
DISTRIBUTIONS:
 From net investment income ...............................          (0.01)
                                                                    ------
   Total distributions ....................................          (0.01)
                                                                    ------
NET ASSET VALUE -- END OF PERIOD ..........................         $ 9.73
                                                                    ======
TOTAL RETURN ..............................................           0.10%**,(2)

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................           0.90%*
   Excluding expense limitations ..........................           1.22%*
 Net investment income ....................................           3.04%*
Portfolio turnover rate ...................................             17%**
Net assets at the end of period (000 omitted) .............         $   10

---------------
*     Annualized
**    Not annualized
(1)   Commencement of operations.
(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
----------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. The Trust currently offers 26 series, four of which are included in these financial statements. The four series included are:
   Wilmington Short/Intermediate-Term Bond Fund, formerly, the Wilmington Short/Intermediate Bond Portfolio, ("Short/Intermediate-Term Bond Fund"), Wilmington Broad Market Bond Fund, formerly, the Wilmington Broad Market Bond Portfolio, ("Broad Market Bond Fund"), Wilmington Municipal Bond Fund, formerly, the Wilmington Municipal Bond Portfolio, ("Municipal Bond Fund") and Wilmington Short-Term Bond Fund, formerly, the Wilmington Short-Term Income Portfolio, ("Short-Term Bond Fund") (each, a "Fund" and collectively, the "Funds").

   Each Fund offers two classes of shares: Institutional Shares and Investor Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 2.00%.

   Effective July 1, 2005, each Fund's investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby each Fund directly invests in securities. The restructuring was accomplished through a redemption by each Fund of its investment in its corresponding master fund, whereby the master fund distributed to the Fund its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Current market prices are generally not available for municipal securities; current market prices may also be unavailable for other types of fixed-income securities held by the Funds. To determine the value of those securities, the Funds may use a pricing service that takes into account not only developments related to the specific securities, but also transactions in comparable securities. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believes accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

   Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

   Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

   Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   Distributions. Distributions from net investment income are declared daily and paid monthly. The Municipal Bond Fund determines the tax-exempt portion of its dividends uniformly based on the ratio of tax-exempt income and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For it services, RSMC receives a fee from each Fund at an annual rate of 0.35% of the Fund's first $1 billion of average daily net assets; 0.30% of the Fund's next $1 billion of average daily net assets; and 0.25% of the Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee.

   RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses excluding class-specific expenses (such as Rule 12b-1 or shareholder services) exceed 0.65% of the average daily net assets for the Short-Term Bond Fund. This undertaking will remain in place until November 1, 2008 unless the Trustees approve its earlier termination.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

   RSMC provides compliance services to the Funds pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.012% of each Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2005 are shown separately on the statements of operations.

   Compensation of Trustees and Officers. Trustees and officers of the Funds who are interested persons of RSMC, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of RSMC, as defined in the 1940 Act, receive compensation and reimbursement of expenses. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   Distribution Fees. The Investor Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of Investor Shares, and for services provided to Investor Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the Investor Shares.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2005, are shown separately in the statements of operations.

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:


                                                                   Short/Intermediate-    Broad Market     Municipal     Short-Term
                                                                      Term Bond Fund        Bond Fund      Bond Fund     Bond Fund
                                                                   -------------------    ------------    -----------   -----------
  Purchases.....................................................       $ 5,365,023         $12,103,862    $25,601,792   $24,323,444
  Sales.........................................................        13,119,471          12,378,371      8,567,954    20,294,140


5. SECURITIES LENDING AGREEMENT. Short/Intermediate-Term Bond Fund and Broad Market Bond Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality of unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the period ended December 31, 2005 for the Institutional Shares and Investor Shares are as follows.


                                                                                     Institutional Shares         Investor Shares
                                                                                   -------------------------    -------------------
                                                                                    Shares         Dollars      Shares     Dollars
                                                                                  ----------    ------------    -------   ---------
  Short/Intermediate-Term Bond Fund
  Sold.........................................................................    2,585,518    $ 26,035,935      1,111   $  11,000
  Issued on reinvestment of distributions......................................      161,310       1,625,367        440       4,397
  Redeemed.....................................................................   (1,560,567)    (15,677,743)   (10,203)   (101,417)
                                                                                  ----------    ------------    -------   ---------
  Net increase (decrease)......................................................    1,186,261    $ 11,983,559     (8,652)   ($86,020)
                                                                                  ==========    ============    =======   =========
  Broad Market Bond Fund
  Sold.........................................................................      493,746    $  4,835,352      1,034   $  10,000
  Issued on reinvestment of distributions......................................      176,430       1,729,127         --          --
  Redeemed.....................................................................     (657,234)     (6,451,417)        --          --
                                                                                  ----------    ------------    -------   ---------
  Net increase.................................................................       12,942    $    113,062      1,034   $  10,000
                                                                                  ==========    ============    =======   =========
  Municipal Bond Fund
  Sold.........................................................................    1,358,477    $ 17,461,582        780   $  10,000
  Issued on reinvestment of distributions......................................       36,682         472,851         --          --
  Redeemed.....................................................................     (574,824)     (7,403,328)        --          --
                                                                                  ----------    ------------    -------   ---------
  Net increase.................................................................      820,335    $ 10,531,105        780   $  10,000
                                                                                  ==========    ============    =======   =========
  Short-Term Bond Fund
  Sold.........................................................................      133,839    $  1,307,143      1,028   $  10,000
  Issued on reinvestment of distributions......................................       14,192         138,469         --          --
  Redeemed.....................................................................     (910,531)     (8,872,382)        --          --
                                                                                  ----------    ------------    -------   ---------
  Net increase (decrease)......................................................     (762,500)    ($7,426,770)     1,028   $  10,000
                                                                                  ==========    ============    =======   =========

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

   Transactions in shares of capital stock for the year ended June 30, 2005 for the Institutional Shares and Investor Shares are as follows.

                                                                                      Institutional Shares         Investor Shares
                                                                                   ---------------------------    -----------------
                                                                                     Shares         Dollars       Shares    Dollars
                                                                                  -----------    -------------    ------   --------
  Short/Intermediate-Term Fund
  Sold.........................................................................     3,816,495    $  39,010,614     9,216   $ 94,000
  Issued on reinvestment of distributions......................................       407,587        4,179,726       885      8,974
  Redeemed.....................................................................   (12,111,458)    (124,224,763)   (7,871)   (80,047)
                                                                                  -----------    -------------    ------   --------
  Net decrease.................................................................    (7,887,376)   $ (81,034,423)    2,230    $22,927
                                                                                  ===========    =============    ======   ========
  Broad Market Bond Fund
  Sold.........................................................................       997,566    $  10,020,680        --   $     --
  Issued on reinvestment of distributions......................................       333,124        3,336,921        --         --
  Redeemed.....................................................................    (3,696,913)     (37,078,627)       --         --
                                                                                  -----------    -------------    ------   --------
  Net decrease.................................................................    (2,366,223)   $ (23,721,026)       --   $     --
                                                                                  ===========    =============    ======   ========
  Municipal Bond Fund
  Sold.........................................................................     2,873,965    $  37,282,020        --   $     --
  Issued on reinvestment of distributions......................................        63,054          818,152        --         --
  Redeemed.....................................................................    (2,804,628)     (36,355,246)       --         --
                                                                                  -----------    -------------    ------   --------
  Net increase.................................................................       132,391    $   1,744,926        --   $     --
                                                                                  ===========    =============    ======   ========
  Short-Term Bond Fund
  Sold.........................................................................     1,605,259    $  15,837,789        --   $     --
  Issued on reinvestment of distributions......................................        30,566          300,883        --         --
  Redeemed.....................................................................    (3,038,261)     (29,895,788)       --         --
                                                                                  -----------    -------------    ------   --------
  Net decrease.................................................................    (1,402,436)   $ (13,757,116)       --   $     --
                                                                                  ===========    =============    ======   ========


7. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the Federal tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification.

   In connection with the change in investment structure discussed in Note 1, the Funds made the following reclassifications:

                                                                       Short/Intermediate-       Broad       Municipal   Short-Term
                                                                            Term Bond         Market Bond      Bond         Bond
                                                                       -------------------    -----------    ---------   ----------
  Paid-in-capital...................................................         ($1,984)             ($44)        ($48)         $ 7
  Net unrealized appreciation (depreciation) of investments.........           1,984                44           48           (7)

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

   The tax character of distributions paid during the six-month period ended December 31, 2005 and the year ended June 30, 2005 was as follows:

                                                                     Short/Intermediate-    Broad Market    Municipal    Short-Term
                                                                        Term Bond Fund        Bond Fund     Bond Fund     Bond Fund
                                                                     -------------------    ------------    ----------   ----------
  Six-month period ended December 31, 2005
  Ordinary income.................................................        $2,245,539         $1,494,483     $   86,272   $  517,987
  Tax-exempt income...............................................                --                 --        957,456           --
  Long-term capital gains.........................................           261,790            667,782             --           --
                                                                          ----------         ----------     ----------   ----------
    Total distributions ..........................................        $2,507,329         $2,162,265     $1,043,728   $  517,987
                                                                          ==========         ==========     ==========   ==========
  Year ended June 30, 2005
  Ordinary income.................................................        $5,793,096         $3,224,374     $    3,273   $1,195,558
  Tax-exempt income...............................................                --                 --      1,793,208           --
  Long-term capital gains.........................................           162,646            843,298         13,470        7,236
                                                                          ----------         ----------     ----------   ----------
    Total distributions ..........................................        $5,955,742         $4,067,672     $1,809,951   $1,202,794
                                                                          ==========         ==========     ==========   ==========


   The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax basis balances have not been determined as of December 31, 2005.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT
================================================================================

   At a meeting held on September 1, 2005, the Board of Trustees including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees") unanimously approved the continuance for an additional one-year period of existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund, Wilmington Short-Term Bond Fund, and Wilmington Short/Intermediate-Term Bond Fund (each a "series"), and RSMC (the "RSMC Agreement") for an additional one-year period. The Trustees also unanimously approved the sub-advisory agreement (the "WTIM Agreement" and with the RSMC Agreement, the "Agreement") among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities and performs research, statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation which is under common control with RSMC and whose employees are also employees of RSMC.

   Before meeting to determine whether to approve the continuance of the Agreement, the Board had the opportunity to review written materials provided by RSMC and legal counsel to the Trust which contained information to help the Board evaluate the Agreement. The materials generally included information regarding (i) services performed for the Trust and one or more of its series,
(ii) the size and qualifications of RSMC's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust,
(iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a series and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's or sub-adviser's ability to service the series, (ix) the compliance with a series' investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. RSMC had provided information regarding the advisory fees received and an analysis of these fees in relation to the services to the series, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's or sub-adviser's relationship with the Trust.

   During its deliberations on whether to approve the Agreement, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Trustees considered the services provided to the series by RSMC as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Board noted the substantial changes to the operations and management of the Trust over the past year including the withdrawal from the master-feeder structure, improved performance, and changes in personnel including a new CFO and CCO. The Board considered RSMC's personnel changes over the last year and the depth of RSMC's personnel who possess the experience to provide investment management services to the series of the Trust. The Board determined that the changes in management have generally been favorable. The Trustees concluded that the nature, extent and quality of the services provided by each adviser and sub-adviser to each series were appropriate and consistent with the terms of the Agreement, that the quality of those services had been consistent with industry norms and that the series were likely to benefit from the continued provision of those services. They also concluded that RSMC had sufficient personnel, with the appropriate education and experience, to serve the series effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
---------------------------------------
 ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT -- continued
================================================================================

   The Board considered the investment performance of each series and RSMC. The Board reviewed and considered comparative performance data and each series' performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Board also noted its review and evaluation of each series' investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series and RSMC was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. It was noted that although the performance of some series lagged that of their peers for certain periods, they also concluded that RSMC had taken appropriate steps to address the under-performance and that the more recent performance has been improving.

   The Board considered the costs of the services provided by RSMC, the compensation and benefits received by RSMC in providing services to the series, as well as RSMC's profitability. In addition, the Board considered direct or indirect revenues received by affiliates of the adviser and sub-adviser. The Board recognized that that RSMC's level of profitability is an important factor in providing service to the series. The Board was satisfied that RSMC's profits were sufficient to continue as a viable concern generally and as investment adviser of the series specifically. The Board concluded that RSMC's fees and profits derived from its relationship with the Trust in light of each series' expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series was reasonable, taking into account the size of the series, the quality of services provided by RSMC, the investment performance of the series and the expense limitations agreed to by RSMC.

   The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for all of the series for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that any economies of scale achieved will beprimarily due to the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in their advisory fees.

   The Trustees considered whether there have occurred any events that would constitute a reason for the Trustees not to renew the Agreement and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of each series and its shareholders to approve the continuation of the Agreement. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES


                                                                                                        Number of
                                                                                  Principal           Portfolios in       Other
                              Position(s)          Term of Office               Occupation(s)           the Trust     Directorships
                               Held with            and Length of                During Past           Overseen by       Held by
Name, Address and Age          the Trust              the Trust                  Five Years              Trustee         Trustee
---------------------       ---------------   ------------------------    ------------------------    -------------   -------------
ROBERT J. CHRISTIAN(1)      Trustee           Shall serve until death,    Executive Vice                   26         None
Date of Birth: 2/49         President,        resignation or removal.     President and
                            Chief Executive   Trustee, President and      Chief Investment
                            Officer and       Chairman of the Board       Officer of Wilmington
                            Chairman of       since October 1998.         Trust Company since
                            the Board                                     February 1996; President
                                                                          of Rodney Square
                                                                          Management Corporation
                                                                          ("RSMC") from 1996
                                                                          to 2005; Vice President
                                                                          of RSMC since 2005.

NEIL WOLFSON(2)             Trustee           Shall serve at the          Chief Investment Officer         26         None
Date of Birth: 6/64                           pleasure of the Board       of Wilmington Trust
                                              and until successor is      Investment Management,
                                              elected and qualified.      LLC ("WTIM") since
                                              Trustee since               July 2004; Previously,
                                              November 2005.              Partner at KPMG from
                                                                          1996-2004.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Vice President of RSMC, an investment adviser to the Trust.

(2) Mr. Wolfson is an "interested" Trustee by reason of his position as Chief Investment Officer of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================



INDEPENDENT TRUSTEES


                                                                                                   Number of
                                                                             Principal           Portfolios in          Other
                           Position(s)        Term of Office               Occupation(s)           the Trust        Directorships
                            Held with          and Length of                During Past           Overseen by          Held by
Name, Address and Age       the Trust           Time Served                 Five Years              Trustee            Trustee
---------------------      -----------   ------------------------    ------------------------    -------------   ------------------
ROBERT ARNOLD              Trustee       Shall serve until death,    Founder and co-manages,          26         First Potomac
Date of Birth: 3/44                      resignation or removal.     R. H. Arnold & Co., Inc.                    Realty Trust
                                         Trustee since May           (investment banking                         (real estate
                                         1997.                       company) since 1989.                        investment trust).

DR. ERIC BRUCKER           Trustee       Shall serve until death,    Professor of Economics,          26         None
Date of Birth: 12/41                     resignation or removal.     Widener University since
                                         Trustee since October       July 2004; formerly,
                                         1999.                       Dean, School of Business
                                                                     Administration of
                                                                     Widener University
                                                                     from 2001 to 2004;
                                                                     Dean, College of
                                                                     Business, Public Policy
                                                                     and Health at
                                                                     the University of
                                                                     Maine from September
                                                                     1998 to June 2001.

NICHOLAS GIORDANO          Trustee       Shall serve until death,    Consultant,                      26         Kalmar Pooled
Date of Birth: 3/43                      resignation or removal.     financial services                          Investment Trust;
                                         Trustee since October       organizations from                          Independence
                                         1998.                       1997 to present;                            Blue Cross; and
                                                                     Interim President,                          IntriCon
                                                                     LaSalle University                          Corporation
                                                                     from 1998 to 1999.                          (industrial
                                                                                                                 furnaces and
                                                                                                                 ovens).

LOUIS KLEIN, JR.           Trustee       Shall serve until death,    Self-employed                    26         CRM Mutual
Date of Birth: 5/35                      resignation or removal.     financial consultant                        Fund Trust;
                                         Trustee since October       since 1991.                                 and WHX
                                         1999.                                                                   Corporation.

CLEMENT C. MOORE, II       Trustee       Shall serve until death,    Managing Partner,                26         CRM Mutual
Date of Birth: 9/44                      resignation or removal.     Mariemont Holdings,                         Fund Trust
                                         Trustee since October       LLC, (real estate
                                         1999.                       holding and development
                                                                     company) since 1980.

JOHN J. QUINDLEN           Trustee       Shall serve until death,    Retired since 1993.              26         None
Date of Birth: 5/32                      resignation or removal.
                                         Trustee since October
                                         1999.

MARK A. SARGENT            Trustee       Shall serve until death,    Dean and Professor               26         None
Date of Birth: 4/51                      resignation or removal.     of Law, Villanova
                                         Trustee since November      University School of
                                         2001.                       Law since July 1997.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================



EXECUTIVE OFFICERS


                                                                                                        Number of
                                                                                   Principal          Portfolios in       Other
                                Position(s)           Term of Office             Occupation(s)          the Trust     Directorships
                                 Held with             and Length of              During Past          Overseen by       Held by
Name, Address and Age            the Trust              Time Served               Five Years             Trustee         Trustee
---------------------        ------------------   ----------------------    ----------------------    -------------   -------------
ERIC K. CHEUNG               Vice President       Shall serve at            Vice President,           N/A             N/A
1100 North Market Street                          the pleasure of           Wilmington Trust
Wilmington, DE 19890                              the Board and             Company since
Date of Birth: 12/54                              until successor is        1986; and Vice
                                                  elected and               President and
                                                  qualified. Officer        Director, RSMC
                                                  since October             since 2001.
                                                  1998.

JOSEPH M. FAHEY, JR.         Vice President       Shall serve at the        Vice President,           N/A             N/A
1100 North Market Street                          pleasure of the           RSMC since 1992.
Wilmington, DE 19890                              Board and until
Date of Birth: 1/57                               successor is
                                                  elected and
                                                  qualified. Officer
                                                  since November
                                                  1999.

JOHN J. KELLEY               Vice President,      Shall serve at            Vice President of         N/A             N/A
1100 North Market Street     Chief Financial      the pleasure of           RSMC since
Wilmington, DE 19890         Officer, Treasurer   the Board and             July 2005;
Date of Birth: 9/59          & Secretary          until successor is        Vice President
                                                  elected and qualified.    of PFPC Inc.
                                                  Officer since             from January
                                                  September 2005.           2005 to June
                                                                            2005; Vice
                                                                            President of
                                                                            Administration,
                                                                            1838 Investment
                                                                            Advisors, LP from
                                                                            1999 to 2005.

WILLIAM P. RICHARDS, JR.     Vice President       Shall serve at            Managing Director,        N/A             N/A
100 Wilshire Boulevard                            the pleasure of           Roxbury Capital
Suite 1000                                        the Board and             Management LLC
Santa Monica, CA 90401                            until successor           (registered investment
Date of Birth: 11/36                              is elected                adviser) since 1998.
                                                  and qualified.
                                                  Officer since
                                                  November 2004.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
--------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================



EXECUTIVE OFFICERS


                                                                                                        Number of
                                                                                  Principal           Portfolios in       Other
                                Position(s)          Term of Office             Occupation(s)           the Trust     Directorships
                                 Held with            and Length of              During Past           Overseen by       Held by
Name, Address and Age            the Trust             Time Served               Five Years              Trustee         Trustee
---------------------       -------------------   --------------------    ------------------------    -------------   -------------
ANNA M. BENCROWSKY          Chief Compliance      Shall serve at          Vice President and          N/A             N/A
1100 North Market Street    Officer               the pleasure of         Chief Compliance
Wilmington, DE 19890                              the Board and           Officer, RSMC since
Date of Birth: 5/51                               until successor         2004; Vice President
                                                  is elected and          and Chief Compliance
                                                  qualified; Officer      Officer, 1838
                                                  since September         Investment Advisors, LP
                                                  2004.                   from 1998 to 2004;
                                                                          Vice President,
                                                                          Secretary, and
                                                                          Treasurer, 1838
                                                                          Investment Advisors
                                                                          Funds from 1995 to
                                                                          2004; Vice President
                                                                          and Secretary, 1838
                                                                          Bond-Debenture
                                                                          Trading Fund from
                                                                          1982 to 2004.

JOHN C. MCDONNELL           Assistant Treasurer   Shall serve at the      Vice President of           N/A             N/A
1100 North Market Street                          pleasure of the         RSMC since
Wilmington, DE 19890                              Board and until         November 2005;
Date of Birth: 4/66                               successor is elected    Audit Senior,
                                                  and qualified.          Deloitte & Touche LLP,
                                                  Officer since           from September 2004
                                                  November 2005.          to October 2005;
                                                                          Assistant Vice President
                                                                          of Administration,
                                                                          1838 Investment
                                                                          Advisors, LP from
                                                                          1999 to 2005.

CHARLOTTA E.                Assistant Secretary   Shall serve at the      Mutual Fund Regulatory      N/A             N/A
VON WETTBERG                                      pleasure of the         Administrator,
1100 North Market Street                          Board and until         Wilmington Trust
Wilmington, DE 19890                              successor is elected    Company since
Date of Birth: 9/70                               and qualified.          2003; From 2001 to
                                                  Officer since           2003, Regulatory
                                                  February 2003.          Administrator, PFPC Inc.

WILMINGTON FUNDS -- FIXED INCOME FUNDS -- (UNAUDITED)
-----------------------------------------------------

================================================================================




VOTING PROXIES ON FUND PORTFOLIO SECURITIES

   A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Fund's portfolios is available, without charge and upon request, on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                                Mark A. Sargent
                                  Neil Wolfson
                             ---------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                        John J. Kelley, Vice President/
                Chief Financial Officer/Treasurer and Secretary
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                    William P. Richards, Jr. Vice President
                  Anna M. Bencrowsky, Chief Compliance Officer
                             ---------------------


                               INVESTMENT ADVISER
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                             ---------------------


                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                             ---------------------


                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                             ---------------------






This semi-annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Fixed Income Funds -- Institutional Shares or Investor Shares.



WFIF-SEMI-12/05

                                       WILMINGTON

                                            FUNDS






                           Fixed Income Funds





                                o  Short/Intermediate-Term Bond


                                o  Broad Market Bond


                                o  Municipal Bond


                                o  Short-Term Bond


















                                  SEMI ANNUAL
                               December 31, 2005

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   In virtually any calendar year, there are significant differences in the performance of various financial market indexes. Last year, 2005, was no exception. Large capitalization stocks, as represented by the Standard & Poor's (S&P) 500(R) Index, advanced just 4.9% while the S&P SmallCap 600(R) Index rose 7.7% and the S&P MidCap 400(R) Index rose nearly 12.6%. However, returns on foreign equities were among the best last year, with the MSCI EAFE(R) Index having risen just over 13.5%. Fixed income rates of return were virtually all in the low-single digits, with the Lehman Brothers Intermediate Treasury Bond Index at 1.6% and U.S. Treasury Bills at 3.1%.

   As we enter 2006, we find the financial markets continuing to face uncertainties and ambiguities with regards to economic momentum, inflation and Federal Reserve Policy. At least in the first half of the year, the investment markets will be facing a new Chairman of the Federal Reserve (the "Fed") who will likely keep raising interest rates - if only to show that he too is tough on inflation. Thus, short-term interest rates could reach 5% by the spring of 2006 and maybe even higher by mid year. As opposed to 2005, stocks are not likely to get support from strong earnings increases. Moreover, higher energy prices and higher short-term interest rates will likely result in slower overall economic growth as 2006 progresses. Thus, equities will continue to be challenged by these forces and single-digit returns should be the norm. Certainly, certain asset classes will gravitate toward the head of the class but we cannot be certain which classes they are. So, continued asset allocation and diversification is critical to investment success.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON MULTI-MANAGER LARGE CAP FUND

   The Institutional Shares of the Wilmington Multi-Manager Large-Cap Fund (the "Fund") returned 4.38% for the period July 1, 2005 through December 31, 2005, compared to a return of 6.15% for the Russell 1000(R) Index, an unmanaged capitalization-weighted index consisting of the largest 1,000 securities in the Russell 3000(R) Index. The Investor Shares of the Fund commenced operations on December 20, 2005 and finished the period ending December 31, 2005 with a return of (0.74)% (the maximum front-end sales load of 3.50% is not reflected; if reflected the return would be lower).

   The Fund employs three active managers, First Quadrant, Montag & Caldwell, and Armstrong Shaw Associates ("Armstrong"). Additionally, the Fund uses an index manager, and investments in exchange traded funds (iShares Trust) based on the Russell 1000(R) Index and the S&P 500(R) Index.

   The Fund's tilt toward value stocks, which had been in place since early 2004, was eliminated at the end of November. This value emphasis had enhanced the performance of the Fund, as large-cap value stocks returned twice as much as large-cap growth stocks over the past 2 years (11.7% for the Russell 1000(R) Value Index vs. 5.8% for the Russell 1000(R) Growth Index).

   First Quadrant, a tax-efficient, quantitative manager, had excellent relative performance during the past six months, outperforming the Russell 1000 Index by 1.2%. First Quadrant's superior performance is mainly attributable to stock selection, rather than sector allocations.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   Montag & Caldwell, the Fund's growth manager, trailed its benchmark of the Russell 1000(R) Growth Index by just 0.6% for the six-month period. While their overweight to the energy sector had the greatest positive effect on their performance, it was not enough to offset poor security selection within the information technology sector, which dampened their overall results.

   The Fund's value manager, Armstrong, trailed the Russell 1000(R) Value Index by 3.5% for the six-month period. This underperformance was primarily caused by poor stock selection in the consumer discretionary sector and an underweight to the financial services sector.

   The top ten holdings as of December 31, 2005, representing approximately 31.0% of total investments were:

                                                               Percent of Total                                 Percent of Total
   10 Largest Holdings                                            Investments      10 Largest Holdings             Investments
   -------------------                                          ----------------   --------------------------   ----------------
   iShares Russell 1000 Growth Index Fund                            13.8%         American Int'l Group (AIG)          1.6%
   iShares Russell 1000 Value Index Fund                              3.9%         Bank of America                     1.5%
   General Electric                                                   2.3%         Time Warner, Inc.                   1.5%
   ConocoPhillips                                                     1.9%         United Technologies Corp.           1.4%
   Citigroup, Inc.                                                    1.7%         Johnson & Johnson                   1.4%

   The following table compares the performance of the Wilmington Multi-Manager Large-Cap Fund ("Large-Cap Fund") with that of the Russell 1000(R) Index and the S&P(R) 500 Index for the periods ended December 31, 2005.*

                                                                                                  Average Annual Total Return
                                                                                            ----------------------------------------
                                                                                            Six Months    1 Year  Since Inception(1)
                                                                                            ----------    ------  ------------------
Large-Cap Fund -- Institutional Shares..................................................       4.38%      5.48%         10.13%
Large Cap Fund -- Investor Shares**.....................................................        N/A        N/A          (4.19)%
Large Cap Fund -- Investor Shares at NAV................................................        N/A        N/A          (0.74)%
Russell 1000(R) Index(2)................................................................       6.15%      6.27%         13.38%
S&P 500(R) Index(3).....................................................................       5.77%      4.91%         12.40%

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
** Performance quoted for the Investor Shares reflects the deduction of the maximum front-end sales charge of 3.50%.
   An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risk including a possible loss of the principal amount invested.
   The performance shown in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

(1) Since inception returns are average annual returns for periods greater than one year and cumulative returns for periods less than one year. The Institutional Shares commenced operations of July 1, 2003 and the Investor Shares commenced operations on December 20, 2005. The Russell 1000(R) Index and S&P 500(R) Index total returns are for the period July 1, 2003 through December 31, 2005.
(2) The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $13.0 billion; the median market capitalization was approximately $4.6 billion. The smallest company in the index had an approximate market capitalization of $1.8 billion. You cannot invest in an index.
(3) The S&P 500(R) Index, a widely recognized, unmanaged index of common stocks, is the Standard and Poor's Composite Index of 500 stocks. You cannot invest in an index.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON MULTI-MANAGER MID-CAP FUND

   The Institutional Shares of the Wilmington Multi-Manager Mid-Cap Fund (the "Fund") returned 7.38% for the period July 1, 2005 through December 31, 2005 compared to a return of 8.41% for the Russell Midcap(R) Index, an unmanaged capitalization-weighted index of approximately eight hundred U.S. publicly traded stocks, during this period. The Investor Shares of the Fund commenced operations on December 20, 2005 and finished the period ending December 31, 2005 with a return of 0.24% (the maximum front-end sales load of 3.50% is not reflected; if reflected the return would be lower).

   As of calendar year-end 2005, the Fund employed two active managers, Bennett Lawrence Management, LLC, and Equity Investment Corporation, as well as an index manager, and investments in exchange traded funds (iShares Trust) based on the Russell Midcap(R) Index and the Standard & Poor's MidCap 400(R) Index. The Fund terminated Eubel, Brady & Suttman, an active value manager, effective September 30, 2005.

   Three factors help to explain the underperformance of the Fund versus its benchmark for the six-month period: style tilt, quality and financials. During the last half of 2005, growth stocks began a period of relative strength in returns, outpacing value stocks within the mid-cap space by 340 basis points. The Fund had a value bias, implemented with both active and passive investments, overweighting value by 10% (60% value exposure versus 40% growth exposure). This style bias was removed at the end of November, leaving the Fund neutral. Secondly, the Fund's value-oriented active manager favors stocks with a high-quality bias. These equities, which tend to exhibit stronger earnings, more stable balance sheets, lower levels of debt and a history of profitability, improved relative to lower quality stocks but still trailed in the mid-cap space for the period, contributing to the manager's relative underperformance versus their benchmark. Finally, the terminated manager, Eubel, Brady & Suttman, suffered for the first half of the period as the Federal Open Market Committee continued to raise short-term interest rates, negatively impacting many of the financial sector holdings of the manager. This impact was eliminated when the manager was terminated at the end of September.

   For the five months ending November 30, 2005, the Fund maintained a tilt in style allocation toward value while moving to the high point of the range for the passive/index allocation that utilizes both exchange traded funds (ETF's) and an index manager, Parametric Portfolio Associates. This value stance penalized the Fund as growth stocks were in favor during the past year. The Fund assumed a neutral style stance effective December 1, 2005.

   The Fund's growth manager, Bennett Lawrence Management, LLC, had strong performance as compared to the Russell Midcap(R) Growth Index over the six-month period, with a return of 14.1%. This exceeded the index by 390 basis points. The manager's selections in the healthcare sector significantly helped the results, as holdings which impacted performance during the first half of 2005 rebounded as the manager expected and added handsomely to the portfolio.

   The value-oriented manager in the Fund, Equity Investment Corporation, lagged its benchmark, the Russell Midcap(R) Value Index, during the six-month period. The manager was helped by a defensive position in its portfolio regarding the utilities sector, which suffered from negative returns during the last half of 2005 as energy prices receded. However, stock selection in healthcare and technology hurt the manager, as did the emphasis on high quality stocks with stable earnings, which continued to be out of favor during the second half of 2005. The manager expects the market to begin to favor higher quality offerings as earnings growth slows in 2006.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The top ten holdings as of December 31, 2005 representing approximately 47.6% of total investments are:

                                                          Percent of Total                                      Percent of Total
   10 Largest Holdings                                       Investments      10 Largest Holdings                  Investments
   -------------------                                     ----------------   -------------------------------   ----------------
   iShares S&P Midcap 400 Value Index Fund                      25.4%         Carter's, Inc.                           1.4%
   iShares S&P Midcap 400 Growth Index Fund                      8.6%         Robert Half International, Inc.          1.4%
   Intuitive Surgical, Inc.                                      2.2%         Comverse Technology, Inc.                1.3%
   Sunrise Senior Living, Inc.                                   1.8%         Resmed, Inc.                             1.3%
   NII Holdings, Inc.                                            1.7%         Polo Ralph Lauren Corp.                  1.3%

   The following table compares the performance of the Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund") with that of the Russell Midcap(R) Index and the S&P MidCap 400(R) Index for the periods ended December 31, 2005.*

                                                                                                  Average Annual Total Return
                                                                                            ----------------------------------------
                                                                                            Six Months    1 Year  Since Inception(1)
                                                                                            ----------    ------  ------------------
Mid-Cap Fund - Institutional Shares.....................................................       7.38%       7.67%         15.48%
Mid-Cap Fund - Investor Shares**........................................................        N/A        N/A           (3.30)%
Mid-Cap Fund - Investor Shares at NAV...................................................        N/A        N/A            0.24%
Russell Midcap(R) Index(2)..............................................................       8.41%      12.65%         21.96%
S&P MidCap 400(R) Index(3)..............................................................       8.38%      12.56%         20.13%

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
** Performance quoted for the Investor shares reflects the deduction of the maximum front-end sales charge of 3.50%. An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risk including a possible loss of the principal amount invested. The performance shown in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1) Since inception returns are average annual returns for periods greater than one year and cumulative returns for periods less than one year. The Institutional Shares commenced operations of July 1, 2003 and the Investor Shares commenced operations on December 20, 2005. The Russell Midcap(R) Index and the S&P MidCap 400(R) Index total returns are for the period July 1, 2003 through December 31, 2005.
(2) Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represent approximately 25% of the total market capitalization of the Russell 1000 Index. Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $4.7 billion; the median market capitalization was approximately $3.6 billion. The largest company in the index had an approximate market capitalization of $13.7 billion.
(3) The S&P MidCap 400(R) Index is a market-valued weighted unmanaged index consisting of 400 mid-sized companies chosen by Standard and Poor's. Mid-caps are recognized as an independent asset class, with risk/reward profiles that differ considerably from both large-caps and small-caps. It covers approximately 7% of the U.S. equities market. You cannot invest in an index.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON MULTI-MANAGER SMALL-CAP FUND

   The Institutional Shares of the Wilmington Multi-Manager Small-Cap Fund (the "Fund") returned 4.82% for the period July 1, 2005 through December 31, 2005, compared to a return of 5.88% for the Russell 2000(R) Index, an unmanaged, capitalization-weighted index. The Russell 2000(R) Index consists of the smallest 2,000 securities in the Russell 3000(R) Index and is reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set. The Investor Shares of the Fund commenced operations on December 20, 2005 and finished the period ending December 31, 2005 with a return of 0.37% (the maximum front-end sales load of 3.50% is not reflected; if reflected the return would be lower).

   The Fund employs two active managers, Batterymarch Financial Management ("Batterymarch") and Systematic Financial Management ("SFM"), as well as an index manager, and investments in exchange traded funds (iShares Trust) based on the Russell 2000(R) Index and the S&P SmallCap 600(R) Index.

   For the five months ending November 30, 2005, the Fund maintained a tilt in style allocation toward value. This value stance penalized the Fund as growth stocks were in favor during the second half of 2005. The Fund assumed a neutral style stance effective December 1, 2005.

   SFM enjoyed excellent relative performance during the six-month period. The biggest single attribute in helping their relative outperformance was their superior stock selection in financials despite being underweight to the index in this sector in response to continued Federal Open Market Committee actions. In the fourth quarter alone, SFM provided nearly 200 basis points of outperformance to the Fund.

   The Batterymarch portfolio, while helped by an overweight in energy-related stocks and an underweight in technology, saw disappointing results in several HMO's held in the portfolio. In addition, the overweight in the retail sector detracted, as it was the worst performing sector for the benchmark during the period.

   The top ten holdings as of December 31, 2005, representing approximately 13.4% of total investments, were:

                                                             Percent of Total                                   Percent of Total
   10 Largest Holdings                                          Investments      10 Largest Holdings               Investments
   -------------------                                        ----------------   ----------------------------   ----------------
   iShares S&P SmallCap 600 Growth Index Fund                      5.7%          Abercrombie & Fitch, Co.             0.8%
   Unit Corp. Co.                                                  1.0%          Labor Ready, Inc.                    0.8%
   Knoll, Inc.                                                     1.0%          Lennox International, Inc.           0.8%
   Eagle Materials, Inc.                                           1.0%          Astoria Financial Corp.              0.7%
   Selective Insurance Group, Inc.                                 0.9%          The Colonial BancGroup, Inc.         0.7%

                                       6

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The following table compares the performance of the Wilmington Multi-Manager Small-Cap Fund ("Small-Cap Fund") with that of the Russell 2000(R) Index and the S&P SmallCap 600(R) Index for the periods ended December 31, 2005.*

                                                                                                  Average Annual Total Return
                                                                                            ----------------------------------------
                                                                                            Six Months    1 Year  Since Inception(1)
                                                                                            ----------    ------  ------------------
Small-Cap Fund - Institutional Shares...................................................       4.82%      5.42%          17.38%
Small Cap Fund - Investor Shares**......................................................        N/A        N/A           (3.16)%
Small Cap Fund - Investor Shares at NAV.................................................        N/A        N/A            0.37%
Russell 2000(R) Index(2)................................................................       5.88%      4.55%          19.02%
S&P SmallCap 600(R) Index(3)............................................................       5.78%      7.69%          21.38%

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
** Performance quoted for the Investor Shares reflects the deduction of the maximum front-end sales charge of 3.50%. An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risk including a possible loss of the principal amount invested. Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid. The performance shown in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1) Since inception returns are average annual returns for periods greater than one year and cumulative returns for periods less than one year. The Institutional Shares commenced operations of July 1, 2003 and the Investor Shares commenced operations on December 20, 2005. The Russell 2000(R) Index and the S&P SmallCap 600(R) Index total returns are for the period July 1, 2003 through December 31, 2005.
(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $664.9 million; the median market capitalization was approximately $539.5 million. The largest company in the index had an approximate market capitalization of $1.8 billion. You cannot invest in an index.
(3) The S&P SmallCap 600(R) Index is a market-value weighted unmanaged index consisting of 600 stocks chosen by Standard and Poor's which comprise approximately 3% of the U.S. equities market. Measuring a segment of the market that is typically renowned for poor trading liquidity and financial instability, the portfolio of companies meets specific inclusion criteria to ensure that they are investable and financially viable. You cannot invest in an index.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

   The Institutional Shares of the Wilmington Multi-Manager International Fund (the "Fund") returned 15.41% for the six months ended December 31, 2005. The MSCI EAFE(R) Index ("MSCI") returned 14.88% for the same period. The MSCI is an unmanaged, capitalization-weighted index of approximately 1,000 companies listed on the major stock exchanges in Europe, Australasia, and the Far East. The Investor Shares of the Fund commenced operations on December 20, 2005 and finished the period ending December 31, 2005 with a return of 0.55% (the maximum front-end sales load of 3.50% is not reflected; if reflected the return would be lower).

   The Fund employed two investment managers during the period, Goldman Sachs Asset Management ("GSAM") and Julius Baer Investment Management ("JBIM"). Beginning January 20, 2006, the Fund added two investment managers, Acadian Asset Management Inc. and The Boston Company Asset Management. GSAM attempts to provide superior returns through a structured stock selection process, while maintaining a return profile very close to that of the MSCI. JBIM employs a more flexible approach and allows for greater concentrations in various countries, sectors, and industries.

   International equity markets continued to remain strong in the second half of 2005 relative to U.S. equity markets as the Standard & Poor's 500(R) Index of U.S. stocks returned 5.8% in the same time period. JBIM continued its strong performance adding value during the period with Russian, Turkish, Polish and Romanian banks as well as energy companies from Russia, Austria and Norway. The process of European Union membership negotiations in Turkey continue to improve investment prospects in that country, and Russia's positive balance of payments make investment there more attractive than in Western European countries. After posting a strong third quarter, JBIM slightly underperformed the EAFE in the fourth quarter (3.4% v. 4.1%). Their primary detractor was their underweight position in Japan. They feel that with the Japanese market's recent run, many companies have reached what appear to be high valuation levels that are not necessarily justified. They continue to seek companies that may benefit from Japan's trading relationship with China but are mindful of the impact any Chinese economic slowdown may have. Their emerging markets performance mirrored their overall returns with a turbulent showing in October and a rebound in November and December. Russian and Turkish holdings provided the most contribution while Hungary, Poland, and the Czech Republic were weak. In addition, they were underweight in information technology which was the best performing foreign sector in the 4th quarter as they remain concerned about valuations in this area.

   GSAM runs a quantitative portfolio in the Fund, with no variation in country weights. While each of the six investment themes within the portfolio worked well during the 3rd quarter, a series of stock specific events caused the portfolio to trail the MSCI. In addition, an overall decline in volatility across different components of the market also hindered the opportunity for the strategy to add more value. During the 4th quarter (4.3% v. 4.1%), their momentum theme was the biggest contributor to excess returns, especially in Japan, as companies with strong momentum characteristics outperformed their industry counterparts. Earnings quality, analyst sentiment, and management impact also added value, albeit to a lesser extent. On the downside, valuation and profitability detracted for the 4th quarter. Stock selection was negative across countries. The U.K. and Swiss holdings outperformed their peers in the benchmark the most. Among sectors, stock selection was strongest in the financials sector and weakest in the materials sector for the 4th quarter.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The top ten holdings as of December 31, 2005, representing approximately 16.0% of total investments, were:

                                                  Percent of Total                                             Percent of Total
   10 Largest Holdings                               Investments      10 Largest Holdings                          Investments
   -------------------                             ----------------   --------------------------------------    ----------------
   HBOS PLC                                              1.9%         Roche Holding AG                                1.6%
   BNP Paribas SA                                        1.8%         AstraZeneca PLC                                 1.6%
                                                                      Koninkliske (Royal) Philips
   BASF AG                                               1.7%         Electronics NV                                  1.4%
   Bouygues SA                                           1.7%         Repsol YPF, SA                                  1.3%
   Zurich Financial Services AG                          1.7%         Matsushita Electric Industrial Co.              1.3%

   The following table compares the performance of the Wilmington Multi-Manager International Fund (the "International Fund") and its predecessor, the International Stock Fund (a collective investment fund), with that of the MSCI EAFE(R) Index for the periods ended December 31, 2005.* The International
Stock Fund's performance (12/31/95 - 6/29/98) has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the International Fund (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The International Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended. If the International Stock Fund had been registered under the 1940 Act, its performance may have been different.

                                                                                           Average Annual Total Return
                                                                              ------------------------------------------------------
                                                                                                                           Since
                                                                              Six Months   1 Year    5 Year    10 Year  Inception(1)
                                                                              ----------   ------    ------    -------  ------------
International Fund - Institutional Shares.................................      15.41%     14.21%     2.26%     5.48%          --
International Fund - Investor Shares**....................................       N/A         N/A       N/A       N/A        (2.98)%
International Fund - Investor Shares at NAV...............................       N/A         N/A       N/A       N/A         0.55%
MSCI EAFE(R) Index(2).....................................................      14.88%     13.54%     4.55%     5.84%          --

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
** Performance quoted for the Investor Shares reflects the deduction of the maximum front-end sales charge of 3.50%. An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risk including a possible loss of the principal amount invested. Investments in foreign securities are subject to risk due to political and economic developments abroad and the difference between the regulations to which U.S. and foreign issuers and their markets are subject. The value of such investment will also be affected by changes in foreign currency exchange rates. The performance shown in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1) Since inception returns are average annual returns for periods greater than one year and cumulative returns for periods less than one year. The Institutional Shares commenced operations on November 30, 1987 and because they are more than ten years old no inception return is provided. The Investor Shares commenced operations on December 20, 2005. No return is provided for the Index.
(2) The MSCI EAFE(R) Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the US & Canada. As of May 2005, the MSCI EAFE Index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON MULTI-MANAGER REAL ESTATE SECURITIES FUND

   The Institutional Shares of the Wilmington Multi-Manager Real Estate Securities Fund (the "Fund") returned 5.99% for the period July 1, 2005 through December 31, 2005, compared to a return of 5.43% for the NAREIT(R) Equity Index, a market-value weighted unmanaged index for tax-qualified real estate investment trusts listed on the NYSE, AMEX, and the NASDAQ, during the period. The Investor Shares of the Fund commenced operations on December 20, 2005 and finished the period ending December 31, 2005 with a return of 0.65% (the maximum front-end sales load of 3.50% is not reflected; if reflected the return would be lower).

   The Fund employs two active managers, AEW Capital Management ("AEW") and Real Estate Management Services Group ("REMS"), and additionally has a passive component consisting of investments in exchange traded funds based on the Cohen & Steers Realty Majors Index, the Dow Jones U.S. Real Estate Index, and the Wilshire REIT Index.

   REITs continued their upward trend in 2005, surpassing nearly every asset class with a return of 12%. Capital inflows have remained robust, pushing commercial real estate values to record levels. In the public markets, there has been slowing in the inflows to REIT mutual funds and exchange-traded funds. The unprecedented devastation of Katrina and Rita notwithstanding, there was little damage to REIT assets (mostly hotels) and the storms actually stimulated occupancy for apartments, offices and hotels in surrounding regions.

   AEW, a diversified value-oriented manager, has remained ahead of the NAREIT Equity Index since the inception of the Fund and continued to beat the Index over the six-month period. Despite the rising real estate markets, their valuation models have correctly identified securities that have outperformed the benchmark.

   REMS, which focuses on smaller-cap REITs, outperformed the Index over the six-month period. Due to their 20-25% allocation to REIT preferred equity, their inception-to-date annualized returns of 21.8% lag the benchmark return of 25.3%. However, their performance exceeded that of the benchmark over the trailing twelve-month period. If the REIT market begins to give back some of its gains, the REIT preferred allocation will insulate the Fund's performance relative to the Index.

   The top ten holdings as of December 31, 2005, representing approximately 47.2% of total investments, were:

                                                             Percent of Total                                   Percent of Total
   10 Largest Holdings                                          Investments      10 Largest Holdings               Investments
   -------------------                                        ----------------   ----------------------------   ----------------
   iShares Cohen & Steers Realty
    Majors Index Fund                                              27.1%         Avalon Bay Communities, Inc.          2.1%
   Simon Property Group, Inc.                                       3.0%         Taubman Centers, Inc.                 1.9%
   Liberty Property Trust                                           2.7%         Hilton Hotels Corp.                   1.9%
   Prologis                                                         2.5%         Equity Residential                    1.9%
   Boston Properties, Inc.                                          2.2%         Trizec Properties, Inc.               1.9%

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   The following table compares the performance of the Wilmington Multi-Manager Real Estate Securities Fund ("Real Estate"), with that of the NAREIT(R) Equity Index for the periods ending December 31, 2005.*

                                                                                                  Average Annual Total Return
                                                                                            ----------------------------------------
                                                                                            Six Months    1 Year  Since Inception(1)
                                                                                            ----------    ------  ------------------
Real Estate - Institutional Shares......................................................       5.99%      13.20%         22.02%
Real Estate - Investor Shares**.........................................................        N/A        N/A           (2.87)%
Real Estate - Investor Shares at NAV....................................................        N/A        N/A            0.65%
NAREIT(R) Equity Index(2)...............................................................       5.43%      12.17%         25.86%

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.
** Performance quoted for the Investor Shares reflects the deduction of the maximum front-end sales charge of 3.50%.
    An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risk including a possible loss of the principal amount invested.
    Real estate funds may be subject to a higher degree of market risk because of concentration in a specific industry or geographic sector. Risks include declines in the value of real estate, general and economic conditions, changes in value of the underlying property and defaults by borrowers.
    The performance shown in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
(1) Since inception returns are average annual returns for periods greater than one year and cumulative returns for periods less than one year. The Institutional Shares commenced operations of July 1, 2003 and the Investor Shares commenced operations on December 20, 2005. The NAREIT(R) Equity Index total return is for the period July 1, 2003 through December 31, 2005.
(2) The NAREIT(R) Equity Index is market-value weighted unmanaged index based upon the last closing price of the month for tax-qualified real estate investment trusts currently trading on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange. You cannot invest in an index.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

   We invite your comments and questions and thank you for your investment in the Wilmington Multi-Manager Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                     Sincerely,

                                     /s/ Robert J. Christian
                                     -----------------------

                                     Robert J. Christian
                                     President

January 27, 2006

You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read carefully before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research and from comments provided by the portfolio managers and the sub-advisers of each of the Funds. These comments reflect opinions as of the date written and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

See financial highlights.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 EXPENSE DISCLOSURE
================================================================================

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

   o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

   o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

EXPENSE TABLES

                                                                                    BEGINNING      ENDING                  EXPENSES
                                                                                     ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                                                      VALUE        VALUE       EXPENSE      DURING
                                                                                     7/01/05      12/31/05      RATIO       PERIOD*
                                                                                    ---------    ---------    ----------   --------
Multi-Manager Large-Cap Fund - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,043.80       1.00%       $5.15
Hypothetical 5% Return ..........................................................    1,000.00     1,020.16       1.00%        5.09

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 EXPENSE DISCLOSURE -- continued
================================================================================

FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

                                                                                    BEGINNING      ENDING                  EXPENSES
                                                                                     ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                                                      VALUE        VALUE       EXPENSE      DURING
                                                                                     7/01/05      12/31/05      RATIO       PERIOD*
                                                                                    ---------    ---------    ----------   --------
Multi-Manager Large-Cap Fund - Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $  992.60       1.25%       $0.41
Hypothetical 5% Return ..........................................................    1,000.00     1,018.90       1.25%        6.36

Multi-Manager Mid-Cap Fund - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,073.80       1.15%       $6.01
Hypothetical 5% Return ..........................................................    1,000.00     1,019.41       1.15%        5.85

Multi-Manager Mid-Cap Fund - Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,002.40       1.40%       $0.46
Hypothetical 5% Return ..........................................................    1,000.00     1,018.15       1.40%        7.12

Multi-Manager Small-Cap Fund - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,048.20       1.25%       $6.45
Hypothetical 5% Return ..........................................................    1,000.00     1,018.90       1.25%        6.36

Multi-Manager Small-Cap Fund - Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,003.70       1.50%       $0.49
Hypothetical Return .............................................................    1,000.00     1,017.64       1.50%        7.63

Multi-Manager International Fund - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,154.10       1.06%       $5.76
Hypothetical 5% Return ..........................................................    1,000.00     1,019.86       1.06%        5.40

Multi-Manager International Fund - Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,005.50       1.31%       $0.43
Hypothetical 5% Return ..........................................................    1,000.00     1,018.60       1.31%        6.67

Multi-Manager REIT Fund - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,059.90       1.01%       $5.24
Hypothetical 5% Return ..........................................................    1,000.00     1,020.11       1.01%        5.14

Multi-Manager REIT Fund - Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,006.50       1.26%       $0.41
Hypothetical 5% Return ..........................................................    1,000.00     1,018.85       1.26%        6.41

---------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.
(1) The Investor Shares of the Large-Cap Fund, Mid-Cap Fund, Small-Cap Fund, International Fund and REIT Fund commenced operations on December 20, 2005. For purposes of the "Hypothetical 5% Return", the respective Investor Shares annualized expense ratio was applied to the period July 1, 2005 through December 31, 2005. The "Actual Fund Return" information reflects the performance and expenses since inception.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================

The following tables present a summary of the portfolio holdings of each of the Wilmington Multi-Manager Funds as a percentage of its total investments.

WILMINGTON MULTI-MANAGER LARGE-CAP FUND
Common Stock
 Manufacturing                                                             21.8%
 Exchange Traded Funds                                                     17.7%
 Finance & Insurance                                                       16.8%
 Services                                                                   8.8%
 Wholesale & Retail Trade                                                   7.5%
 Oil & Gas                                                                  6.1%
 Communication & Broadcasting                                               4.2%
 Healthcare                                                                 3.1%
 Electric, Gas, Water & Utilities                                           2.4%
 Consumer Products                                                          2.2%
 Aerospace & Defense                                                        2.1%
 Information Technology                                                     1.5%
 Computer Services                                                          1.3%
 Transportation                                                             1.3%
 Consumer Discretionary                                                     0.2%
 Real Estate Investment Trusts                                              0.2%
 Hotels & Motels                                                            0.1%
 Mining                                                                     0.1%
Short-Term Investments                                                      2.6%
                                                                          ------
                                                                          100.0%
                                                                          ======

WILMINGTON MULTI-MANAGER MID-CAP FUND
Common Stock
 Exchange Traded Funds                                                     34.5%
 Manufacturing                                                             22.8%
 Services                                                                  10.5%
 Finance & Insurance                                                        8.0%
 Wholesale & Retail Trade                                                   5.9%
 Oil & Gas                                                                  5.5%
 Information Technology                                                     2.6%
 Communication & Broadcasting                                               2.5%
 Computer Services                                                          2.0%
 Electric, Gas, Water & Utilities                                           1.1%
 Consumer Discretionary                                                     0.8%
 Real Estate Investment Trusts                                              0.6%
 Consumer Products                                                          0.5%
 Healthcare                                                                 0.5%
 Aerospace & Defense                                                        0.4%
 Mining                                                                     0.2%
 Transportation                                                             0.2%
Short-Term Investments                                                      1.4%
                                                                          ------
                                                                          100.0%
                                                                          ======

WILMINGTON MULTI-MANAGER SMALL-CAP FUND
Common Stock
 Manufacturing                                                             31.7%
 Services                                                                  11.2%
 Finance & Insurance                                                       10.9%
 Wholesale & Retail Trade                                                  10.9%
 Oil & Gas                                                                  7.2%
 Exchange Traded Funds                                                      5.7%
 Computer Services                                                          3.6%
 Real Estate                                                                3.5%
 Information Technology                                                     2.9%
 Electric, Gas, Water & Utilities                                           2.3%
 Healthcare                                                                 2.1%
 Consumer Products                                                          1.7%
 Aerospace & Defense                                                        1.4%
 Transportation                                                             0.9%
 Communication & Broadcasting                                               0.6%
 Consumer Discretionary                                                     0.5%
 Entertainment & Leisure                                                    0.4%
 Mining                                                                     0.4%
 Telecommunications                                                         0.2%
 Hotels & Motels                                                            0.1%
 Industrials                                                                0.1%
Short-Term Investments                                                      1.7%
                                                                          ------
                                                                          100.0%
                                                                          ======

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS -- continued
================================================================================

                        MULTI-MANAGER INTERNATIONAL FUND

Sector Allocations
Common Stock
 Financial Services                                                        32.2%
 Manufacturing                                                             15.2%
 Consumer Discretionary                                                    11.3%
 Telecommunications                                                         5.8%
 Oil & Gas                                                                  5.6%
 Metals & Mining                                                            4.1%
 Industrials                                                                3.8%
 Electronics                                                                3.1%
 Transportation                                                             2.7%
 Chemical & Allied Products                                                 2.7%
 Utilities                                                                  2.0%
 Aerospace & Defense                                                        1.9%
 Information Technology                                                     1.4%
 Retail Food Stores                                                         1.3%
 Specialty Retail Stores                                                    1.0%
 Hotels, Restaurants & Leisure                                              0.8%
 Commercial Printing                                                        0.7%
 Services                                                                   0.7%
 Building & Construction                                                    0.7%
 Electrical Machinery Equipment & Supplies                                  0.6%
 Healthcare                                                                 0.5%
 Advertising                                                                0.3%
 Cosmetics & Toiletries                                                     0.2%
 Sporting & Athletic Goods                                                  0.2%
 Energy Equipment & Services                                                0.1%
 Footwear & Related Apparel                                                 0.1%
 Paper & Forest Products                                                    0.1%
 Consumer Products                                                          0.1%
 Textiles & Apparel                                                         0.1%
Short-Term Investments                                                      0.7%
                                                                          ------
                                                                          100.0%
                                                                          ======

Country Allocations
 Japan                                                                     20.2%
 United Kingdom                                                            16.4%
 France                                                                     9.7%
 Germany                                                                    7.8%
 Switzerland                                                                7.4%
 Netherlands                                                                4.9%
 Australia                                                                  4.2%
 Italy                                                                      4.2%
 Sweden                                                                     2.8%
 Spain                                                                      2.7%
 Russia                                                                     2.5%
 Turkey                                                                     2.4%
 Poland                                                                     2.1%
 Belgium                                                                    1.5%
 Austria                                                                    1.4%
 Norway                                                                     1.3%
 Hong Kong                                                                  1.1%
 Finland                                                                    1.0%
 Denmark                                                                    0.8%
 United States                                                              0.8%
 Czech Republic                                                             0.7%
 Greece                                                                     0.7%
 South Korea                                                                0.7%
 Singapore                                                                  0.5%
 Ireland                                                                    0.4%
 Mexico                                                                     0.4%
 Romania                                                                    0.4%
 Hungary                                                                    0.3%
 Portugal                                                                   0.3%
 Indonesia                                                                  0.2%
 Canada                                                                     0.1%
 New Zealand                                                                0.1%
                                                                          ------
                                                                          100.0%
                                                                          ======

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS -- continued
================================================================================

WILMINGTON MULTI-MANAGER REAL ESTATE SECURITIES FUND

REITs
 Office Property                                                            9.4%
 Apartments                                                                 9.0%
 Industrial                                                                 7.2%
 Shopping Centers                                                           7.0%
 Regional Malls                                                             6.1%
 Diversified/Other                                                          5.8%
 Hotels & Motels                                                            3.7%
 Retail                                                                     2.6%
 Office/Industrial                                                          1.6%
 Storage                                                                    1.6%
 Healthcare                                                                 1.3%
 Multi-Family                                                               1.1%
 Forest Products                                                            0.7%
Exchange Traded Funds                                                      25.7%
Preferred Stock                                                             8.0%
Common Stock                                                                5.6%
Short-Term Investments                                                      3.6%
                                                                          ------
                                                                          100.0%
                                                                          ======

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 79.7%
 AEROSPACE & DEFENSE -- 2.1%
   General Dynamics Corp.*...............................       113   $   12,888
   Goodrich Corp.........................................       233        9,576
   L-3 Communications Holdings, Inc......................        67        4,981
   Lockheed Martin Corp..................................     1,837      116,888
   Northrop Grumman Corp.................................     5,385      323,693
   Raytheon Co...........................................     1,063       42,679
   Rockwell Collins, Inc.................................       100        4,647
   The Boeing Co.........................................     1,331       93,489
   United Technologies Corp..............................    22,758    1,272,401
                                                                      ----------
  TOTAL AEROSPACE & DEFENSE .......................................    1,881,242
                                                                      ----------
 COMMUNICATION & BROADCASTING -- 4.2%
   ALLTEL Corp...........................................       587       37,040
   AT & T Inc............................................    12,313      301,545
   CCE Spinco, Inc.*.....................................        38          498
   CenturyTel, Inc.......................................    11,075      367,247
   Clear Channel Communications, Inc.....................       305        9,592
   Comcast Corp. -- Class A*.............................     5,052      131,150
   Comcast Corp. -- Special Class A*.....................    33,400      858,046
   Meredith Corp.........................................       105        5,496
   News Corp. -- Class A.................................    22,576      351,057
   Time Warner, Inc.*....................................    76,080    1,326,835
   Univision Communications, Inc. --
    Class A* ............................................       130        3,821
   Verizon Communications, Inc...........................     6,362      191,623
   Viacom, Inc. -- Class B...............................     3,600      117,360
                                                                      ----------
  TOTAL COMMUNICATION & BROADCASTING ..............................    3,701,310
                                                                      ----------
 COMPUTER SERVICES -- 1.3%
   Adobe Systems, Inc....................................       335       12,382
   Affiliated Computer Services, Inc. --
    Class A* ............................................        71        4,202
   Autodesk, Inc.........................................       114        4,896
   Citrix Systems, Inc.*.................................       101        2,907
   Computer Associates International, Inc................       776       21,875
   Electronic Data Systems Corp..........................     1,194       28,704
   EMC Corp.*............................................     3,617       49,264
   Microsoft Corp........................................    34,466      901,285
   NCR Corp.*............................................     3,308      112,273
   Sun Microsystems, Inc.*...............................     7,303       30,600
   Unisys Corp.*.........................................       729        4,250
                                                                      ----------
  TOTAL COMPUTER SERVICES .........................................    1,172,638
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 CONSUMER DISCRETIONARY -- 0.2%
  CASINO & GAMING -- 0.0%
   Harrah's Entertainment, Inc...........................       215   $   15,327
                                                                      ----------
  MOVIES & ENTERTAINMENT -- 0.2%
   The Walt Disney Co....................................     6,497      155,733
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ....................................      171,060
                                                                      ----------
 CONSUMER PRODUCTS -- 2.2%
   Alberto-Culver Co. -- Class B.........................        91        4,163
   Avon Products, Inc....................................       559       15,959
   Bausch & Lomb, Inc....................................       114        7,741
   Colgate-Palmolive Co..................................     7,198      394,810
   Eastman Kodak Co......................................       633       14,812
   Estee Lauder Companies, Inc. -- Class A...............     8,300      277,884
   Fortune Brands, Inc...................................        66        5,149
   Hasbro, Inc...........................................       412        8,314
   International Flavors & Fragrances, Inc...............       125        4,188
   Kimberly-Clark Corp...................................       648       38,653
   Mattel, Inc...........................................       905       14,317
   Murphy Oil Corp.......................................       235       12,688
   Newell Rubbermaid, Inc................................       633       15,053
   Procter & Gamble Co...................................    19,142    1,107,939
   Reebok International, Ltd.............................       101        5,881
   The Clorox Co.........................................        85        4,836
   Whirlpool Corp........................................       131       10,973
                                                                      ----------
  TOTAL CONSUMER PRODUCTS .........................................    1,943,360
                                                                      ----------
 ELECTRIC, GAS, WATER, & UTILITIES -- 2.4%
   Allegheny Energy, Inc.*...............................       374       11,837
   Ameren Corp...........................................       469       24,032
   American Electric Power Co., Inc......................       913       33,863
   CenterPoint Energy, Inc...............................       712        9,149
   Cinergy Corp..........................................       458       19,447
   CMS Energy Corp.*.....................................       654        9,490
   Consolidated Edison, Inc..............................       583       27,010
   Constellation Energy Group............................       440       25,344
   Dominion Resources, Inc...............................       784       60,525
   DTE Energy Co.........................................       378       16,326
   Duke Energy Corp......................................     2,076       56,986
   Edison International Co...............................       478       20,846
   Entergy Corp..........................................       512       35,149
   Exelon Corp...........................................    21,843    1,160,736
   FirstEnergy Corp......................................       759       37,183
   FPL Group, Inc........................................       907       37,695
   KeySpan Corp..........................................       317       11,314

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 ELECTRIC, GAS, WATER, & UTILITIES -- (CONTINUED)
   Nicor, Inc............................................       135   $    5,307
   NiSource, Inc.........................................       585       12,203
   Peoples Energy Corp...................................       110        3,858
   PG&E Corp.............................................     7,736      287,159
   Pinnacle West Capital Corp............................       217        8,973
   PPL Corp..............................................       846       24,872
   Progress Energy, Inc..................................       528       23,190
   Public Service Enterprise Group, Inc..................       515       33,460
   Sempra Energy Co......................................       589       26,411
   TECO Energy, Inc......................................       331        5,687
   The Southern Co.......................................     1,718       59,323
   TXU Corp..............................................       812       40,754
   Xcel Energy, Inc......................................       813       15,008
                                                                      ----------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES .........................    2,143,137
                                                                      ----------
 ENTERTAINMENT & LEISURE -- 0.0%
   Brunswick Corp........................................       207        8,416
   International Game Technology.........................       234        7,203
                                                                      ----------
  TOTAL ENTERTAINMENT & LEISURE ...................................       15,619
                                                                      ----------
 FINANCE & INSURANCE -- 16.8%
  FINANCIAL SERVICES -- 3.1%
   AmSouth Bancorp.......................................       753       19,736
   Bank of New York Co., Inc.............................     1,821       57,999
   CIT Group, Inc.*......................................       430       22,265
   Citigroup, Inc........................................    30,541    1,482,154
   Countrywide Financial Corp............................       334       11,419
   E*TRADE Group, Inc.*..................................       505       10,534
   First Horizon National Corp...........................       286       10,994
   Franklin Resources, Inc...............................       194       18,238
   Genworth Financial, Inc.*.............................       800       27,664
   Goldman Sachs Group, Inc..............................     1,070      136,650
   H&R Block, Inc........................................     7,380      181,179
   Janus Capital Group, Inc..............................       145        2,701
   Marshall & Ilsley Corp................................       308       13,256
   MBIA, Inc.............................................       197       11,852
   Moody's Corp..........................................       379       23,278
   National City Corp....................................    12,552      421,371
   Prudential Financial, Inc.............................       708       51,819
   State Street Corp.....................................       434       24,061
   SunTrust Banks, Inc...................................       834       60,682
   Synovus Financial Corp................................       496       13,397
   T.Rowe Price Group, Inc...............................       168       12,101
   U.S. Bancorp..........................................     4,205      125,687
                                                                      ----------
                                                                       2,739,037
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  INSURANCE - PROPERTY/CASUALTY -- 0.8%
   ACE, Ltd..............................................       729   $   38,958
   Chubb Corp............................................     5,756      562,073
   The Progressive Corp..................................       115       13,430
   The St. Paul Cos., Inc................................     1,554       69,417
   XL Capital, Ltd. -- Class A...........................       366       24,661
                                                                      ----------
                                                                         708,539
                                                                      ----------
  INSURANCE CARRIERS -- 3.9%
   AFLAC, Inc............................................       596       27,666
   Ambac Financial Group, Inc............................        60        4,624
   American International Group, Inc.....................    20,612    1,406,357
   AON Corp..............................................       686       24,662
   Assurant, Inc.........................................    12,000      521,880
   Cincinnati Financial Corp.............................       272       12,153
   Coventry Health Care, Inc.*...........................     7,590      432,326
   Hartford Financial Services Group, Inc................       689       59,178
   Jefferson-Pilot Corp..................................       346       19,698
   Lincoln National Corp.................................       397       21,053
   Loews Corp............................................       305       28,929
   Marsh & McLennan Cos., Inc............................       710       22,550
   MetLife, Inc..........................................     1,740       85,260
   MGIC Investment Corp..................................       653       42,980
   Principal Financial Group, Inc........................       664       31,494
   SAFECO Corp...........................................       270       15,255
   The Allstate Corp.....................................    11,086      599,420
   Torchmark Corp........................................       163        9,063
   UnumProvident Corp....................................       685       15,584
                                                                      ----------
                                                                       3,380,132
                                                                      ----------
  SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.9%
   American Express Co...................................    11,882      611,448
   Ameriprise Financial, Inc.*...........................       493       20,213
   Capital One Financial Corp............................       162       13,997
   Fannie Mae............................................     3,785      184,746
   Freddie Mac...........................................       388       25,356
   Fremont General Corp..................................     4,000       92,920
   Golden West Financial Corp............................     2,144      141,504
   Huntington Bancshares, Inc............................       531       12,611
   M&T Bank Corp.........................................       116       12,650
   MBNA Corp.............................................       706       19,168
   Northern Trust Corp...................................       276       14,302
   SLM Corp..............................................       235       12,946
   Sovereign Bancorp, Inc................................    22,100      477,802
   Washington Mutual, Inc................................    22,218      966,483
                                                                      ----------
                                                                       2,606,146
                                                                      ----------
    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 3.3%
   Charles Schwab Corp..................................     1,487   $    21,814
   J.P. Morgan Chase & Co...............................     8,482       336,651
   Lehman Brothers Holdings, Inc........................       447        57,292
   Merrill Lynch & Co., Inc.............................    18,431     1,248,332
   Morgan Stanley.......................................    14,580       827,269
   The Bear Stearns Cos., Inc...........................     3,873       447,448
                                                                     -----------
                                                                       2,938,806
                                                                     -----------
  STATE & NATIONAL BANKS -- 2.8%
   Bank of America Corp.................................    29,644     1,368,071
   BB&T Corp............................................     1,197        50,166
   Comerica, Inc........................................       353        20,036
   Compass Bancshares, Inc..............................       265        12,797
   Fifth Third Bancorp..................................       767        28,931
   KeyCorp..............................................       884        29,110
   Mellon Financial Corp................................       679        23,256
   North Fork Bancorp, Inc..............................    17,020       465,667
   PNC Financial Services Group.........................       652        40,313
   Regions Financial Corp...............................     1,009        34,467
   Wachovia Corp........................................     3,577       189,080
   Wells Fargo & Co.....................................     3,884       244,032
   Zions Bancorp........................................       122         9,218
                                                                     -----------
                                                                       2,515,144
                                                                     -----------
  TOTAL FINANCE & INSURANCE ......................................    14,887,804
                                                                     -----------
 HEALTHCARE -- 3.1%
  HEALTH CARE PROVIDERS & SERVICE -- 0.6%
   Wellpoint, Inc*......................................     6,632       529,167
                                                                     -----------
  HEALTHCARE -- SERVICES -- 0.3%
   Caremark Rx, Inc.*...................................     5,853       303,127
                                                                     -----------
  MANAGED HEALTH CARE -- 0.7%
   Aetna, Inc...........................................     6,471       610,280
   CIGNA Corp...........................................       180        20,106
   Humana, Inc.*........................................        92         4,998
                                                                     -----------
                                                                         635,384
                                                                     -----------
  PHARMACEUTICALS -- 1.5%
   Abbott Laboratories..................................    17,899       705,758
   Pfizer, Inc..........................................    22,933       534,798
   Watson Pharmaceuticals, Inc.*........................     2,259        73,440
                                                                     -----------
                                                                       1,313,996
                                                                     -----------
  TOTAL HEALTHCARE ...............................................     2,781,674
                                                                     -----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 HOTELS & MOTELS -- 0.1%
   Hilton Hotels Corp....................................      486    $   11,717
   Marriott International, Inc. -- Class A...............    1,101        73,734
   Starwood Hotels & Resorts Worldwide,
    Inc. ................................................      123         7,855
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................       93,306
                                                                      ----------
 INFORMATION TECHNOLOGY -- 1.5%
  APPLICATION SOFTWARE -- 0.0%
   Compuware Corp.*......................................      842         7,553
   Intuit, Inc.*.........................................      110         5,863
   Siebel Systems, Inc...................................      711         7,522
                                                                      ----------
                                                                          20,938
                                                                      ----------
  COMPUTER HARDWARE -- 0.4%
   International Business Machines Corp..................    4,695       385,929
                                                                      ----------
  COMPUTERS & PERIPHERALS -- 0.0%
   Network Appliance, Inc.*..............................      220         5,940
                                                                      ----------
  ELECTRONIC EQUIPMENT & INSTRUCTION -- 0.8%
   Emerson Electric Co...................................    8,050       601,334
                                                                      ----------
  HOME ENTERTAINMENT SOFTWARE -- 0.0%
   Electronic Arts, Inc.*................................      662        34,629
                                                                      ----------
  INTERNET SOFTWARE & SERVICES -- 0.0%
   Novell, Inc.*.........................................      900         7,947
   Symantec Corp.*.......................................      607        10,623
                                                                      ----------
                                                                          18,570
                                                                      ----------
  IT CONSULTING & SERVICES -- 0.2%
   Computer Sciences Corp.*..............................    3,429       173,645
                                                                      ----------
  SYSTEMS SOFTWARE -- 0.1%
   Oracle Corp.*.........................................    6,871        83,895
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................    1,324,880
                                                                      ----------
 MANUFACTURING -- 21.8%
  APPAREL -- 0.0%
   Coach, Inc.*..........................................      214         7,135
                                                                      ----------
  AUTO PARTS & EQUIPMENT -- 0.3%
   BorgWarner, Inc.......................................    3,000       181,890
   Genuine Parts Co......................................      345        15,152
   Johnson Controls, Inc.................................      419        30,549
   The Goodyear Tire & Rubber Co.*.......................       98         1,703
                                                                      ----------
                                                                         229,294
                                                                      ----------
  AUTOMOBILE MANUFACTURERS -- 0.1%
   Ford Motor Co.........................................    4,436        34,246
   General Motors Corp...................................    1,203        23,362
   Navistar International Corp.*.........................      120         3,434
   PACCAR, Inc...........................................      386        26,723
                                                                      ----------
                                                                          87,765
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  BIOTECHNOLOGY -- 2.0%
   Amgen, Inc.*..........................................    12,302   $  970,135
   Biogen Idec, Inc.*....................................       514       23,300
   Genentech, Inc.*......................................     8,020      741,850
   Genzyme Corp.*........................................       318       22,508
   Gilead Sciences, Inc.*................................       210       11,052
                                                                      ----------
                                                                       1,768,845
                                                                      ----------
  BUILDING MATERIALS & COMPONENTS -- 0.1%
   American Standard Cos., Inc.*.........................       234        9,348
   Louisiana-Pacific Corp................................       255        7,005
   Masco Corp............................................       951       28,711
   Vulcan Materials Co...................................       163       11,043
                                                                      ----------
                                                                          56,107
                                                                      ----------
  CHEMICAL & ALLIED PRODUCTS -- 0.2%
   Air Products & Chemicals, Inc.........................       511       30,246
   Ashland, Inc.*........................................       176       10,190
   Dow Chemical Co.......................................     2,219       97,237
   Eastman Chemical Co...................................       164        8,461
   Ecolab, Inc...........................................       103        3,736
   Engelhard Corp........................................       207        6,241
   PPG Industries, Inc...................................       356       20,612
   Rohm & Haas Co........................................       355       17,189
   Sigma-Aldrich Corp....................................        53        3,354
                                                                      ----------
                                                                         197,266
                                                                      ----------
  COMPUTERS & OFFICE EQUIPMENT -- 3.3%
   Apple Computer, Inc.*                                      5,158      370,809
   Cisco Systems, Inc.*..................................     9,781      167,451
   Dell, Inc.*...........................................     3,551      106,494
   Gateway, Inc.*........................................       100          251
   Hewlett-Packard Co....................................    28,354      811,775
   Intel Corp............................................    29,906      746,454
   Lexmark International Group, Inc. --
    Class A* ............................................        89        3,990
   QLogic Corp.*.........................................        49        1,593
   Xerox Corp.*..........................................    47,020      688,843
                                                                      ----------
                                                                       2,897,660
                                                                      ----------
  CONTAINERS & PACKAGING -- 0.0%
   Ball Corp.............................................        82        3,257
   Bemis Co., Inc........................................       282        7,859
   Pactiv Corp.*.........................................        81        1,782
   Sealed Air Corp.*.....................................       191       10,728
                                                                      ----------
                                                                          23,626
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  DIVERSIFIED MANUFACTURING INDUSTRIES -- 2.5%
   3M Co.................................................     7,462   $  578,305
   Cooper Industries, Ltd. -- Class A....................       246       17,958
   Honeywell International, Inc..........................    13,768      512,858
   Illinois Tool Works, Inc..............................     4,506      396,483
   Ingersoll Rand Co.....................................       744       30,035
   ITT Industries, Inc...................................        52        5,347
   Textron, Inc..........................................       298       22,940
   Tyco International, Ltd...............................    23,356      674,054
                                                                      ----------
                                                                       2,237,980
                                                                      ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 0.1%
   Agilent Technologies, Inc.*...........................       837       27,864
   Applera Corp. -- Applied Biosystems
    Group ...............................................       239        6,348
   KLA-Tencor Corp.*.....................................       266       13,122
   Molex, Inc............................................       233        6,046
   Parker Hannifin Corp..................................       290       19,128
   PerkinElmer, Inc......................................       222        5,230
   Rockwell Automation, Inc..............................       282       16,683
   Sanmina-SCI Corp.*....................................     1,282        5,461
   Solectron Corp.*......................................     2,198        8,045
   Symbol Technologies, Inc..............................       559        7,166
   Tektronix, Inc........................................       117        3,301
   Teradyne, Inc.*.......................................       400        5,828
                                                                      ----------
                                                                         124,222
                                                                      ----------
  FOOD & BEVERAGE -- 1.2%
   Anheuser-Busch Cos., Inc..............................       410       17,614
   Archer Daniels Midland Co.............................     1,419       34,993
   Brown-Forman Corp. -- Class B.........................        99        6,863
   Campbell Soup Co......................................        50        1,489
   Coca-Cola Co..........................................     2,790      112,465
   Coca-Cola Enterprises, Inc............................       742       14,224
   ConAgra Foods, Inc....................................     1,295       26,263
   Constellation Brands, Inc.*...........................       500       13,115
   General Mills, Inc....................................       210       10,357
   Hershey Foods Corp....................................       218       12,045
   HJ Heinz Co...........................................       523       17,636
   Kellogg Co............................................       144        6,224
   McCormick & Co., Inc..................................        34        1,051
   Molson Coors Brewing Co. -- Class B...................       132        8,843
   Pepsi Bottling Group, Inc.............................       177        5,064
   PepsiCo, Inc..........................................    13,039      770,344
   Sara Lee Corp.........................................     1,095       20,696
   Tyson Foods, Inc. -- Class A..........................       443        7,575
   Wm. Wrigley Jr., Co...................................       101        6,715
                                                                      ----------
                                                                       1,093,576
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  FURNITURE -- 0.0%
   Leggett & Platt, Inc....................................       415   $  9,528
                                                                        --------
  GENERAL CONSTRUCTION -- SINGLE HOMES -- 0.7%
   Centex Corp.............................................        72      5,147
   D.R. Horton, Inc........................................       153      5,467
   KB Home Co..............................................       106      7,702
   NVR, Inc.*..............................................       200    140,400
   Pulte Corp..............................................    11,384    448,074
                                                                        --------
                                                                         606,790
                                                                        --------
  HAND HELD TOOLS -- 0.0%
   Black & Decker Corp.....................................        75      6,522
   Snap-On, Inc............................................       133      4,995
   The Stanley Works.......................................       167      8,023
                                                                        --------
                                                                          19,540
                                                                        --------
  LUMBER & WOOD PRODUCTS -- 0.0%
   Plum Creek Timber Co., Inc..............................       296     10,671
                                                                        --------
  MACHINERY & HEAVY EQUIPMENT -- 0.8%
   Baker Hughes, Inc.......................................     7,399    449,711
   Caterpillar, Inc........................................     3,177    183,535
   Cummins, Inc............................................       102      9,152
   Deere & Co..............................................       555     37,801
                                                                        --------
                                                                         680,199
                                                                        --------
  MANUFACTURED HOMES -- 0.0%
   Lennar Corp. -- Class A.................................        76      4,638
                                                                        --------
  MEDICAL EQUIPMENT & SUPPLIES -- 0.2%
   Boston Scientific Corp.*................................       370      9,061
   Respironics, Inc.*......................................     3,600    133,452
   Zimmer Holdings, Inc.*..................................        99      6,677
                                                                        --------
                                                                         149,190
                                                                        --------
  MEDICAL PRODUCTS -- 0.6%
   Baxter International, Inc...............................       728     27,409
   Becton, Dickinson, & Co.................................       100      6,008
   Biomet, Inc.............................................       139      5,083
   Stryker Corp............................................    10,984    488,019
                                                                        --------
                                                                         526,519
                                                                        --------
  METAL PRODUCTS -- 0.1%
   Alcoa, Inc..............................................     2,084     61,624
   Nucor Corp..............................................       352     23,485
   United States Steel Corp................................       286     13,748
                                                                        --------
                                                                          98,857
                                                                        --------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 2.3%
   American Power Conversion Corp........................       245   $    5,390
   General Electric Co...................................    57,736    2,023,646
   Jabil Circuit, Inc.*..................................        97        3,598
   Thermo Electron Corp.*................................       310        9,340
                                                                      ----------
                                                                       2,041,974
                                                                      ----------
  MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 0.0%
   Dover Corp............................................       466       18,868
                                                                      ----------
  MISC. MANUFACTURING INDUSTRIES -- 1.2%
   Cintas Corp...........................................        78        3,212
   Dana Corp.............................................       291        2,089
   Danaher Corp..........................................       109        6,080
   E.I. DuPont de Nemours & Co...........................    17,215      731,638
   Eaton Corp............................................       294       19,724
   Monsanto Co...........................................       446       34,578
   Pall Corp.............................................       176        4,727
   SPX Corp..............................................     5,000      228,850
   Temple-Inland, Inc....................................       260       11,661
                                                                      ----------
                                                                       1,042,559
                                                                      ----------
  MOTORCYCLES, BICYCLES, & PARTS -- 0.0%
   Harley-Davidson, Inc..................................       143        7,363
                                                                      ----------
  PAPER & FOREST PRODUCTS -- 0.1%
   International Paper Co................................     1,047       35,190
   MeadWestvaco Corp.....................................       424       11,885
   Weyerhaeuser Co.......................................       515       34,165
                                                                      ----------
                                                                          81,240
                                                                      ----------
  PHARMACEUTICAL PREPARATIONS -- 2.6%
   Allergan, Inc.........................................        73        7,881
   Bristol-Myers Squibb Co...............................     3,071       70,572
   Chiron Corp.*.........................................        62        2,757
   Eli Lilly & Co........................................    11,859      671,101
   Forest Laboratories, Inc.*............................       191        7,770
   Johnson & Johnson.....................................    20,889    1,255,428
   King Pharmaceuticals, Inc.*...........................       136        2,301
   MedImmune, Inc.*......................................       138        4,833
   Merck & Co., Inc......................................     3,332      105,991
   Mylan Laboratories, Inc...............................       123        2,455
   Schering-Plough Corp..................................       930       19,391
   Waters Corp.*.........................................        67        2,533
   Wyeth.................................................     3,925      180,825
                                                                      ----------
                                                                       2,333,838
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 0.8%
   C.R. Bard, Inc.......................................        92   $     6,065
   Guidant Corp.........................................       173        11,202
   Medtronic, Inc.......................................    11,930       686,810
   St. Jude Medical, Inc.*..............................       197         9,889
                                                                     -----------
                                                                         713,966
                                                                     -----------
  SEMICONDUCTORS -- 1.0%
   Advanced Micro Devices, Inc.*........................       873        26,714
   Altera Corp.*........................................       455         8,431
   Analog Devices, Inc..................................       442        15,855
   Applied Materials, Inc...............................    13,178       236,413
   Applied Micro Circuits Corp.*........................       100           257
   Broadcom Corp. -- Class A*...........................       178         8,393
   Freescale Semiconductor, inc.*.......................       644        16,209
   Linear Technology Corp...............................       229         8,260
   LSI Logic Corp.*.....................................       822         6,576
   Maxim Integrated Products, Inc.......................    10,929       396,067
   Micron Technology, Inc.*.............................     1,328        17,676
   National Semiconductor Corp..........................       521        13,536
   Novellus Systems, Inc.*..............................       294         7,091
   NVIDIA Corp.*........................................        95         3,473
   Texas Instruments, Inc...............................     2,322        74,467
   Xilinx, Inc..........................................       470        11,849
                                                                     -----------
                                                                         851,267
                                                                     -----------
  TELECOMMUNICATIONS EQUIPMENT -- 1.4%
   ADC Telecommunications, Inc.*........................       252         5,630
   Andrew Corp.*........................................       288         3,090
   Avaya, Inc.*.........................................       976        10,414
   CIENA Corp.*.........................................     1,257         3,733
   Citizens Communications Co...........................       790         9,662
   Comverse Technology, Inc.*...........................       310         8,243
   Corning, Inc.*.......................................     2,388        46,948
   JDS Uniphase Corp.*..................................     3,650         8,614
   Juniper Networks, Inc.*..............................    19,179       427,692
   Lucent Technologies, Inc.*...........................     7,597        20,208
   Motorola, Inc........................................     4,349        98,244
   QUALCOMM, Inc........................................    12,977       559,049
   Tellabs, Inc.*.......................................     1,084        11,816
                                                                     -----------
                                                                       1,213,343
                                                                     -----------
  TOBACCO -- 0.2%
   Altria Group, Inc....................................     2,536       189,490
   Reynolds American, Inc...............................       207        19,733
   UST, Inc.............................................        91         3,716
                                                                     -----------
                                                                         212,939
                                                                     -----------
  TOTAL MANUFACTURING ............................................    19,346,765
                                                                     -----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 MINING -- 0.1%
   Allegheny Technologies, Inc...........................       150   $    5,412
   Freeport-McMoRan Copper & Gold,
    Inc. -- Class B .....................................       219       11,782
   Newmont Mining Corp...................................       507       27,074
   Phelps Dodge Corp.....................................       223       32,083
                                                                      ----------
  TOTAL MINING ....................................................       76,351
                                                                      ----------
 OIL & GAS -- 6.1%
  CRUDE PETROLEUM & NATURAL GAS -- 0.2%
   Marathon Oil Corp.....................................       841       51,276
   Occidental Petroleum Corp.............................       461       36,825
   Praxair, Inc..........................................       440       23,302
   Sunoco, Inc...........................................       314       24,611
                                                                      ----------
                                                                         136,014
                                                                      ----------
  DRILLING OIL & GAS WELLS -- 0.1%
   Nabors Industries, Ltd.*..............................        89        6,742
   Noble Corp............................................       160       11,286
   Rowan Cos., Inc.......................................       160        5,702
   Transocean, Inc.*.....................................       534       37,214
                                                                      ----------
                                                                          60,944
                                                                      ----------
  OIL & GAS EXPLORATION -- 5.3%
   Amerada Hess Corp.....................................        93       11,794
   Anadarko Petroleum Corp...............................       133       12,602
   Apache Corp...........................................     8,385      574,540
   Burlington Resources, Inc.............................       214       18,447
   ChevronTexaco Corp....................................    16,348      928,076
   ConocoPhillips........................................    28,493    1,657,723
   Devon Energy Corp.....................................    12,355      772,682
   EOG Resources, Inc....................................       138       10,125
   Exxon Mobil Corp......................................     7,485      420,432
   Kerr-McGee Corp.......................................       166       15,083
   Valero Energy Corp....................................     7,552      389,683
   XTO Energy, Inc.......................................       226        9,930
                                                                      ----------
                                                                       4,821,117
                                                                      ----------
  OIL FIELD MACHINERY & EQUIPMENT -- 0.0%
   National Oilwell, Inc.*...............................       218       13,669
                                                                      ----------
  PIPELINES -- 0.5%
   Dynegy, Inc.*.........................................       720        3,485
   El Paso Corp..........................................     1,442       17,535
   Kinder Morgan, Inc....................................       169       15,540
   The Williams Cos., Inc................................    15,804      366,179
                                                                      ----------
                                                                         402,739
                                                                      ----------
  TOTAL OIL & GAS .................................................    5,434,483
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 REAL ESTATE INVESTMENT TRUSTS -- 0.2%
   Apartment Investment & Management
    Co. -- Class A ......................................       230   $    8,710
   Archstone-Smith Trust.................................       487       20,400
   Equity Office Properties Trust........................       978       29,663
   Equity Residential Properties Trust...................       661       25,858
   ProLogis..............................................       394       18,408
   Public Storage, Inc...................................       128        8,668
   Simon Property Group, Inc.............................       294       22,529
   Vornado Realty Trust..................................       165       13,773
                                                                      ----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS .............................      148,009
                                                                      ----------
 SERVICES -- 8.8%
  ADVERTISING -- 0.5%
   Omnicom Group, Inc....................................     5,319      452,806
   The Interpublic Group of Cos., Inc.*..................       912        8,801
                                                                      ----------
                                                                         461,607
                                                                      ----------
  BUSINESS SERVICES -- 1.5%
   Automatic Data Processing, Inc........................       689       31,618
   Avery Dennison Corp...................................       254       14,039
   BMC Software, Inc.*...................................       427        8,749
   Cendant Corp..........................................    45,217      779,993
   Convergys Corp.*......................................       220        3,487
   Equifax, Inc..........................................        74        2,813
   First Data Corp.......................................    10,163      437,111
   Fiserv, Inc.*.........................................       106        4,587
   Fluor Corp............................................       200       15,452
   R.R. Donnelley, & Sons Co.............................       413       14,129
   Robert Half International, Inc.*......................       233        8,828
                                                                      ----------
                                                                       1,320,806
                                                                      ----------
  COMMERCIAL SERVICES -- 0.6%
   Monster Worldwide, Inc.*..............................       175        7,144
   Paychex, Inc..........................................    12,528      477,567
   Sabre Holdings Corp. -- Class A.......................       242        5,835
                                                                      ----------
                                                                         490,546
                                                                      ----------
  CRUISE LINES -- 0.0%
   Carnival Corp.........................................       528       28,232
                                                                      ----------
  EDUCATIONAL SERVICES -- 0.5%
   Apollo Group, Inc. -- Class A*........................       103        6,227
   Career Education Corp.*...............................    12,930      436,000
                                                                      ----------
                                                                         442,227
                                                                      ----------
  INTERNET SERVICES -- 0.8%
   eBay, Inc.*...........................................    15,344      663,628
   Qwest Communications International,
     Inc.* ..............................................     3,509       19,826
   Yahoo!, Inc.*.........................................       727       28,484
                                                                      ----------
                                                                         711,938
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  MEDICAL & HEALTH SERVICES -- 1.0%
   Cardinal Health, Inc..................................       240   $   16,500
   Express Scripts, Inc. -- Class A*.....................        95        7,961
   Fisher Scientific International, Inc.*................        69        4,268
   HCA, Inc..............................................    11,063      558,682
   Health Management Associates, Inc.....................       139        3,052
   Hospira, Inc.*........................................        90        3,850
   Laboratory Corp. of America Holdings*.................        76        4,093
   Manor Care, Inc.......................................        45        1,790
   McKesson Corp.........................................       721       37,196
   Medco Health Solutions, Inc.*.........................       420       23,436
   Quest Diagnostic, Inc.*...............................        93        4,788
   Tenet Healthcare Corp.*...............................     1,013        7,760
   UnitedHealth Group, Inc...............................     3,364      209,039
                                                                      ----------
                                                                         882,415
                                                                      ----------
  OIL & GAS FIELD SERVICES -- 2.0%
   BJ Services Co.*......................................       110        4,034
   Halliburton Co........................................    13,860      858,765
   Schlumberger, Ltd.....................................    10,144      985,489
   Weatherford International, Inc.*......................       432       15,638
                                                                      ----------
                                                                       1,863,926
                                                                      ----------
  PRINTING & PUBLISHING -- 0.5%
   Gannett Co., Inc......................................     6,016      364,389
   Knight-Ridder, Inc....................................       115        7,280
   The McGraw-Hill Cos., Inc.............................       483       24,937
   The New York Times Co.................................       250        6,613
   Tribune Co............................................       692       20,940
                                                                      ----------
                                                                         424,159
                                                                      ----------
  SANITARY SERVICES -- 0.2%
   Allied Waste Industries, Inc.*........................       513        4,484
   Republic Services, Inc................................     3,600      135,180
   Waste Management, Inc.................................       785       23,825
                                                                      ----------
                                                                         163,489
                                                                      ----------
  TELECOMMUNICATIONS SERVICES -- 1.2%
   BellSouth Corp........................................     4,162      112,790
   Scientific-Atlanta, Inc...............................       196        8,442
   Sprint Corp...........................................    39,077      912,838
                                                                      ----------
                                                                       1,034,070
                                                                      ----------
  TRANSPORTATION -- 0.0%
   Ryder Systems, Inc....................................       148        6,071
                                                                      ----------
  TOTAL SERVICES ..................................................    7,829,486
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 TRANSPORTATION -- 1.3%
  AIR TRANSPORTATION -- 0.1%
   Southwest Airlines Co.................................    6,064    $   99,632
                                                                      ----------
  RAILROADS -- 0.4%
   Burlington Northern Santa Fe Corp.....................    3,616       256,085
   CSX Corp..............................................      473        24,014
   Norfolk Southern Corp.................................      859        38,509
   Union Pacific Corp....................................      607        48,870
                                                                      ----------
                                                                         367,478
                                                                      ----------
  TRANSPORTATION- SHIPPING -- 0.8%
   FedEx Corp............................................      455        47,042
   United Parcel Service, Inc. -- Class B................    8,625       648,169
                                                                      ----------
                                                                         695,211
                                                                      ----------
  TOTAL TRANSPORTATION ............................................    1,162,321
                                                                      ----------
 WHOLESALE & RETAIL TRADE -- 7.5%
  ELECTRONIC APPARATUS -- 0.0%
   RadioShack Corp.......................................       85         1,788
                                                                      ----------
  MISCELLANEOUS RETAIL STORES -- 0.0%
   Best Buy Co., Inc.....................................      183         7,957
   Circuit City Stores, Inc..............................      391         8,833
   Dollar General Corp...................................      375         7,151
   Family Dollar Stores, Inc.............................      244         6,049
                                                                      ----------
                                                                          29,990
                                                                      ----------
  RETAIL -- WOMEN'S CLOTHING STORES -- 0.0%
   Jones Apparel Group, Inc..............................      307         9,431
   Liz Claiborne, Inc....................................       61         2,185
                                                                      ----------
                                                                          11,616
                                                                      ----------
  RETAIL APPAREL & ACCESSORY STORES -- 0.5%
   Nike, Inc. -- Class B.................................    5,387       467,538
   The TJX Cos., Inc.....................................      246         5,715
   VF Corp...............................................      236        13,060
                                                                      ----------
                                                                         486,313
                                                                      ----------
  RETAIL BUILDING MATERIALS -- 0.0%
   Lowe's Cos., Inc......................................      438        29,197
                                                                      ----------
  RETAIL DEPARTMENT STORES -- 1.1%
   Dillard's, Inc. -- Class A............................      100         2,482
   Federated Department Stores, Inc......................    2,216       146,987
   J.C. Penney Co., Inc..................................      568        31,581
   Kohl's Corp.*.........................................    8,521       414,121
   Nordstrom, Inc........................................      509        19,037
   Sears Holdings Corp.*.................................       58         6,701
   Target Corp...........................................      455        25,011
   Wal-Mart Stores, Inc..................................    7,620       356,616
                                                                      ----------
                                                                       1,002,536
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  RETAIL EATING & DRINKING PLACES -- 1.2%
   Darden Restaurants, Inc...............................       104   $    4,044
   McDonald's Corp.......................................    21,024      708,928
   Starbucks Corp.*......................................       431       12,934
   Wendy's International, Inc............................        65        3,592
   Yum! Brands, Inc......................................     7,080      331,910
                                                                      ----------
                                                                       1,061,408
                                                                      ----------
  RETAIL GROCERY STORES -- 0.3%
   Albertson's, Inc......................................       720       15,372
   Kroger Co.............................................       986       18,616
   Safeway, Inc.*........................................     9,006      213,082
   Whole Foods Market, Inc...............................        74        5,727
                                                                      ----------
                                                                         252,797
                                                                      ----------
  RETAIL MERCHANDISING -- 1.3%
   Amazon.com, Inc.*.....................................       171        8,063
   Bed Bath & Beyond, Inc.*..............................     9,729      351,703
   CVS Corp..............................................    26,170      691,410
   Limited Brands, Inc...................................       803       17,947
   The Gap, Inc..........................................       719       12,683
   Walgreen Co...........................................       559       24,741
                                                                      ----------
                                                                       1,106,547
                                                                      ----------
  SPECIALTY RETAIL STORES -- 1.7%
   AutoNation, Inc.*.....................................     6,615      143,744
   Office Depot, Inc.*...................................    14,734      462,648
   Officemax, Inc........................................       163        4,134
   Pitney Bowes, Inc.....................................    15,638      660,706
   Staples, Inc..........................................       924       20,984
   The Home Depot, Inc...................................     4,201      170,056
   Tiffany & Co..........................................        80        3,063
                                                                      ----------
                                                                       1,465,335
                                                                      ----------
  WHOLESALE -- ELECTRIC COMPANIES & SYSTEMS -- 0.0%
   AES Corp.*............................................       935       14,801
                                                                      ----------
  WHOLESALE -- GROCERIES & RELATED PRODUCTS -- 0.0%
   SUPERVALU, Inc........................................       242        7,860
                                                                      ----------
  WHOLESALE -- INDUSTRIAL SUPPLIES -- 0.2%
   The Sherwin-Williams Co...............................     4,775      216,881
                                                                      ----------
  WHOLESALE MISCELLANEOUS -- 0.5%
   Costco Wholesale Corp.*...............................     7,932      392,396
   Sysco Corp............................................       355       11,023
                                                                      ----------
                                                                         403,419
                                                                      ----------
  WHOLESALE-DRUGS -- 0.7%
   AmerisourceBergen Corp................................    14,518      601,045
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Large-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                          Shares       (Note 2)
                                                        ----------   -----------
  WHOLSALE -- MACHINERY EQUIPMENT -- 0.0%
   W.W. Grainger, Inc...............................           125   $     8,888
                                                                     -----------
  TOTAL WHOLESALE & RETAIL TRADE .................................     6,700,421
                                                                     -----------
  TOTAL COMMON STOCK
    (Cost $60,748,752) .............................                  70,813,866
                                                                     -----------
EXCHANGE TRADED FUNDS -- 17.7%
   iShares Russell 1000 Value Index Fund............        49,993     3,451,017
   iShares Russell 1000 Growth Index Fund...........       240,242    12,254,744
                                                                     -----------
  TOTAL EXCHANGE TRADED FUNDS
    (Cost $15,391,112) .............................                  15,705,761
                                                                     -----------

                                                                         Value
                                                          Shares       (Note 2)
                                                        -----------   ----------
SHORT-TERM INVESTMENTS -- 2.6%
   BlackRock Liquidity Funds TempCash
    Portfolio -- Institutional Series ..............      1,152,502  $ 1,152,502
   BlackRock Liquidity Funds TempFund
    Portfolio -- Institutional Series ..............      1,152,499    1,152,499
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $2,305,001)................................                   2,305,001
                                                                     -----------
  TOTAL INVESTMENTS -- 100.0%
    (Cost $78,444,865) .............................                 $88,824,628
                                                                     ===========

---------------
*   Non-income producing security.

(1) Formerly, the Wilmington Large Cap Strategic Allocation Fund.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund(1)
-----------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 64.3%
 AEROSPACE & DEFENSE -- 0.4%
   Alliant Techsystems, Inc.*............................       216   $   16,453
   Northrop Grumman Corp.................................     2,560      153,881
                                                                      ----------
  TOTAL AEROSPACE & DEFENSE .......................................      170,334
                                                                      ----------
 COMMUNICATION & BROADCASTING -- 2.5%
   ALLTEL Corp...........................................     2,630      165,953
   Belo Corp. -- Class A.................................       637       13,638
   Cincinnati Bell, Inc.*................................     1,358        4,767
   Emmis Communications Corp. --
    Class A*.............................................       225        4,480
   Entercom Communications Corp.*........................       280        8,308
   Macrovision Corp.*....................................       276        4,617
   Media General, Inc. -- Class A........................       141        7,149
   Nextel Partners, Inc. -- Class B*.....................    14,250      398,144
   Telephone & Data Systems, Inc.........................       629       22,663
   Westwood One, Inc.*...................................       410        6,683
   XM Satellite Radio Holdings, Inc.*....................    13,400      365,552
                                                                      ----------
  TOTAL COMMUNICATION & BROADCASTING ..............................    1,001,954
                                                                      ----------
 COMPUTER SERVICES -- 2.0%
   3Com Corp.*...........................................     2,109        7,592
   Anteon International Corp.*...........................       190       10,327
   Autodesk, Inc.........................................     5,650      242,668
   Ceridian Corp.*.......................................       931       23,135
   Cognizant Technology Solutions Corp.*.................       819       41,237
   DST Systems, Inc.*....................................       447       26,780
   FactSet Research Systems, Inc.........................     4,500      185,220
   GTECH Holdings Corp...................................       715       22,694
   Jack Henry & Associates, Inc..........................       520        9,922
   Logitech International SA, ADR*.......................     3,700      173,049
   McAfee, Inc.*.........................................     1,008       27,347
   Polycom, Inc.*........................................       548        8,384
   Sybase, Inc.*.........................................       536       11,717
   Tech Data Corp.*......................................       327       12,975
   The BISYS Group, Inc.*................................       673        9,429
   The Reynolds & Reynolds Co. --
    Class A..............................................       362       10,161
   Transaction Systems Architects, Inc.*.................       222        6,391
                                                                      ----------
  TOTAL COMPUTER SERVICES .........................................      829,028
                                                                      ----------
 CONSUMER DISCRETIONARY -- 0.8%
  LEISURE EQUIPMENT & PRODUCTS -- 0.8%
   International Speedway Corp. -- Class A...............       243       11,640
   LIFE TIME FITNESS, Inc.*..............................     8,650      329,478
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ....................................      341,118
                                                                      ----------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 CONSUMER PRODUCTS -- 0.5%
   American Greetings Corp. -- Class A*....................      389    $  8,546
   Blyth, Inc..............................................      235       4,923
   Church and Dwight Co., Inc..............................      394      13,014
   Newell Rubbermaid, Inc..................................    6,060     144,108
   Rent-A-Center, Inc.*....................................      427       8,053
   The Scotts Miracle -- Gro Co. --
    Class A*...............................................      292      13,210
   Tupperware Corp.........................................      325       7,280
                                                                        --------
  TOTAL CONSUMER PRODUCTS ...........................................    199,134
                                                                        --------
 ELECTRIC, GAS, WATER, & UTILITIES -- 1.1%
   AGL Resources, Inc......................................      493      17,161
   Alliant Energy Corp.....................................      692      19,404
   Aqua America, Inc.......................................      764      20,857
   Aquila, Inc.*...........................................    2,212       7,963
   Black Hills Corp........................................      199       6,887
   DPL, Inc................................................      751      19,534
   Duquesne Light Holdings, Inc............................      426       6,952
   Energy East Corp........................................      880      20,064
   Equitable Resources, Inc................................      722      26,490
   Great Plains Energy, Inc................................      465      13,001
   Hawaiian Electric Industries, Inc.......................      499      12,924
   Idacorp, Inc............................................      240       7,032
   MDU Resources Group, Inc................................      704      23,049
   Northeast Utilities Co..................................      796      15,673
   NStar...................................................      653      18,741
   OGE Energy Corp.........................................      553      14,815
   ONEOK, Inc..............................................      600      15,978
   Pepco Holdings, Inc.....................................    1,110      24,831
   PNM Resources, Inc......................................      401       9,820
   Puget Energy, Inc.......................................      623      12,722
   SCANA Corp..............................................      671      26,424
   Sierra Pacific Resources Corp.*.........................    1,101      14,357
   Vectren Corp............................................      428      11,624
   Westar Energy, Inc......................................      541      11,632
   WGL Holdings, Inc.......................................      275       8,267
   Wind River Systems, Inc.*...............................      466       6,883
   Wisconsin Energy Corp...................................      695      27,148
   WPS Resources Corp......................................      236      13,053
                                                                        --------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES ...........................    433,286
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund(1)
-----------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 FINANCE & INSURANCE -- 8.0%
  FINANCIAL SERVICES -- 2.2%
   Deluxe Corp.............................................      315    $  9,494
   Eaton Vance Corp........................................      799      21,861
   Investors Financial Services Corp.......................    4,617     170,044
   Jefferies Group, Inc....................................      319      14,349
   Leucadia National Corp..................................      496      23,540
   MoneyGram International, Inc.*..........................      492      12,831
   Raymond James Financial, Inc............................      391      14,729
   SEI Investments Co......................................    3,821     141,377
   T.Rowe Price Group, Inc.................................    6,400     460,991
                                                                        --------
                                                                         869,216
                                                                        --------
  INSURANCE -- PROPERTY/CASUALTY -- 1.1%
   CNA Financial Corp.*....................................    4,785     156,613
   Fidelity National Financial, Inc........................    1,036      38,114
   First American Corp.....................................      574      26,002
   Ohio Casualty Corp.*....................................      405      11,470
   The St. Paul Cos., Inc..................................    3,520     157,238
   W.R. Berkley Corp.......................................      700      33,334
                                                                        --------
                                                                         422,771
                                                                        --------
  INSURANCE AGENTS, BROKERS, & SERVICES -- 0.4%
   Erie Indemnity Co.......................................    2,910     154,812
                                                                        --------
  INSURANCE CARRIERS -- 1.6%
   AmerUs Group Co.........................................      227      12,864
   Arthur J. Gallagher & Co................................      579      17,880
   Brown & Brown, Inc......................................      688      21,012
   Everest Re Group, Ltd...................................      372      37,330
   Hanover Insurance Group, Inc............................      331      13,826
   HCC Insurance Holdings, Inc.............................      614      18,224
   Horace Mann Educators Corp..............................      243       4,607
   Old Republic International Corp.........................    1,084      28,466
   PartnerRe, Ltd..........................................    2,665     175,011
   Protective Life Corp....................................      409      17,902
   Radian Group, Inc.......................................      508      29,764
   StanCorp Financial Group, Inc...........................      334      16,683
   The PMI Group, Inc......................................      577      23,697
   Torchmark Corp..........................................    3,600     200,159
   Unitrin, Inc............................................      280      12,614
                                                                        --------
                                                                         630,039
                                                                        --------
  SAVINGS, CREDIT, & OTHER FINANCIAL
    INSTITUTIONS -- 0.6%
   AmeriCredit Corp.*......................................      864      22,144
   Associated Banc-Corp....................................    4,535     147,614
   Cathay General Bancorp..................................      274       9,848
   Independence Community Bank Corp........................      473      18,792
   New York Community Bancorp, Inc.........................    1,446      23,888
   Washington Federal, Inc.................................      526      12,093
   Webster Financial Corp..................................      331      15,524
                                                                        --------
                                                                         249,903
                                                                        --------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 1.1%
   A.G. Edwards, Inc.....................................     3,467   $  162,464
   Federal Agricultural Mortgage Corp....................     6,240      186,763
   Labranche & Co., Inc..................................       343        3,468
   Legg Mason, Inc.......................................       676       80,910
   Waddell & Reed Financial, Inc. --
    Class A .............................................       466        9,772
                                                                      ----------
                                                                         443,377
                                                                      ----------
  STATE & NATIONAL BANKS -- 1.0%
   Astoria Financial Corp................................       543       15,964
   Bank of Hawaii Corp...................................       338       17,421
   City National Corp....................................       252       18,255
   Comerica, Inc.........................................     3,140      178,226
   Commerce Bancorp, Inc.................................     1,001       34,444
   Cullen/Frost Bankers, Inc.............................       291       15,621
   Firstmerit Corp.......................................       507       13,136
   Greater Bay Bancorp...................................       287        7,353
   Mercantile Bankshares Corp............................       490       27,656
   SVB Financial Group*..................................       203        9,509
   TCF Financial Corp....................................       733       19,894
   Texas Regional Bancshares, Inc........................       240        6,792
   The Colonial BancGroup, Inc...........................       919       21,891
   Westamerica Bancorp...................................       186        9,871
   Wilmington Trust Corp.................................       413       16,070
                                                                      ----------
                                                                         412,103
                                                                      ----------
  TOTAL  FINANCE & INSURANCE ......................................    3,182,221
                                                                      ----------
 HEALTHCARE -- 0.5%
  HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
   Hologic, Inc.*........................................     5,500      208,560
                                                                      ----------
  TOTAL HEALTHCARE ................................................      208,560
                                                                      ----------
 INFORMATION TECHNOLOGY -- 2.6%
  APPLICATION SOFTWARE -- 1.3%
   National Instruments Corp.............................       393       12,596
   Red Hat, Inc.*........................................    17,600      479,423
                                                                      ----------
                                                                         492,019
                                                                      ----------
  COMPUTERS & PERIPHERALS -- 0.8%
   Imation Corp..........................................       199        9,168
   McDATA Corp. -- Class A*..............................       942        3,580
   Sandisk Corp.*........................................     4,894      307,441
                                                                      ----------
                                                                         320,189
                                                                      ----------
  HOME ENTERTAINMENT SOFTWARE -- 0.1%
   Activision, Inc.*.....................................     1,665       22,877
                                                                      ----------
  IT CONSULTING & SERVICES -- 0.1%
   Acxiom Corp...........................................       478       10,994
   Cadence Design Systems, Inc.*.........................     1,689       28,578
   Gartner, Inc. -- Class A*.............................       423        5,457
                                                                      ----------
                                                                          45,029
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund(1)
-----------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  SERVICES -- DATA PROCESSING -- 0.0%
   Fair Isaac & Co., Inc.................................       395   $   17,447
                                                                      ----------
  SOFTWARE -- 0.3%
   SRA International, Inc. -- Class A*...................     4,054      123,809
                                                                      ----------
  SYSTEMS SOFTWARE -- 0.0%
   Advent Software, Inc.*................................       111        3,209
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................    1,024,579
                                                                      ----------
 MANUFACTURING -- 22.8%
  APPAREL -- 3.2%
   Carter's, Inc.*.......................................     9,550      562,017
   Polo Ralph Lauren Corp. -- Class A....................     9,160      514,242
   The Timberland Co. -- Class A*........................     6,010      195,626
                                                                      ----------
                                                                       1,271,885
                                                                      ----------
  ATHLETIC EQUIPMENT -- 0.0%
   Callaway Golf Co......................................       427        5,910
                                                                      ----------
  AUTO PARTS & EQUIPMENT -- 0.1%
   ArvinMeritor, Inc.....................................       424        6,101
   BorgWarner, Inc.......................................       342       20,735
   Lear Corp.............................................       381       10,843
                                                                      ----------
                                                                          37,679
                                                                      ----------
  BATTERIES & RELATED EQUIPMENT -- 0.1%
   Energizer Holdings, Inc.*.............................       434       21,609
                                                                      ----------
  BIOTECHNOLOGY -- 0.7%
   Gen-Probe, Inc.*......................................       310       15,125
   Invitrogen Corp.*.....................................       310       20,658
   Martek Bioscience Corp.*..............................       210        5,168
   Protein Design Labs, Inc.*............................     8,010      227,644
                                                                      ----------
                                                                         268,595
                                                                      ----------
  BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.1%
   Dycom Industries, Inc.*...............................       275        6,050
   Granite Construction, Inc.............................       232        8,331
   Hovnanian Enterprises, Inc.*..........................       220       10,921
                                                                      ----------
                                                                          25,302
                                                                      ----------
  BUILDING MATERIALS & COMPONENTS -- 1.1%
   Fastenal Co...........................................    10,766      421,920
   Martin Marietta Materials Corp........................       269       20,638
   Modine Manufacturing Co...............................       195        6,355
                                                                      ----------
                                                                         448,913
                                                                      ----------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  CHEMICAL & ALLIED PRODUCTS -- 0.9%
   Airgas, Inc.............................................       423   $ 13,917
   Albemarle Corp..........................................       261     10,009
   Chemtura Corp...........................................     1,369     17,386
   Cytec Industries, Inc...................................       249     11,860
   Cytyc Corp.*............................................       686     19,366
   Ferro Corp..............................................       241      4,521
   FMC Corp.*..............................................       232     12,335
   Lyondell Chemical Co....................................     1,297     30,895
   Minerals Technologies, Inc..............................       121      6,763
   Olin Corp...............................................       403      7,931
   RPM International, Inc..................................       731     12,697
   Sensient Technologies Corp..............................    10,030    179,537
   The Lubrizol Corp.......................................       406     17,633
   The Valspar Corp........................................       590     14,555
                                                                        --------
                                                                         359,405
                                                                        --------
  COMPUTERS & OFFICE EQUIPMENT -- 0.1%
   Herman Miller, Inc......................................       395     11,135
   Western Digital Corp.*..................................     1,230     22,890
                                                                        --------
                                                                          34,025
                                                                        --------
  DIVERSIFIED -- INDUSTRIAL PRODUCTS -- 0.0%
   Teleflex, Inc...........................................       252     16,375
                                                                        --------
  DIVERSIFIED MANUFACTURING INDUSTRIES -- 0.1%
   Carlisle Companies, Inc.................................       203     14,037
   The Brink's Co..........................................       353     16,912
                                                                        --------
                                                                          30,949
                                                                        --------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.2%
   Amphenol Corp. -- Class A...............................       516     22,838
   Harman International Industries, Inc....................     4,245    415,373
   Mentor Graphics Corp.*..................................       430      4,446
   RF Micro Devices, Inc.*.................................     1,041      5,632
   Zebra Technologies Corp. -- Class A*....................       449     19,240
                                                                        --------
                                                                         467,529
                                                                        --------
  FARM MACHINERY -- 0.0%
   AGCO Corp.*.............................................       506      8,384
                                                                        --------
  FOOD & BEVERAGE -- 1.4%
   Cadbury Schweppes plc, ADR..............................     3,520    134,781
   Dean Foods Co.*.........................................       910     34,271
   General Mills, Inc......................................     2,800    138,096
   HJ Heinz Co.............................................     5,085    171,466
   Hormel Foods Corp.......................................       441     14,412
   PepsiAmericas, Inc......................................       380      8,839
   Smithfield Foods, Inc.*.................................       615     18,819
   The J.M. Smucker Co.....................................       359     15,796
   Tootsie Roll Industries, Inc............................       153      4,426
                                                                        --------
                                                                         540,906
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund(1)
-----------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  GENERAL CONSTRUCTION -- SINGLE HOMES -- 0.1%
   Beazer Homes USA, Inc.................................       250   $   18,210
   The Ryland Group, Inc.................................       294       21,206
                                                                      ----------
                                                                          39,416
                                                                      ----------
  GLASS & PLASTIC PACKAGING PRODUCTS -- 0.1%
   Packaging Corp........................................       380        8,721
   Potlatch Corp.........................................       184        9,380
   Sonoco Products Co....................................       595       17,493
                                                                      ----------
                                                                          35,594
                                                                      ----------
  MANUFACTURED HOMES -- 0.1%
   Toll Brothers, Inc.*..................................       736       25,495
                                                                      ----------
  MEDICAL & DENTAL SUPPLIES -- 0.1%
   Advanced Medical Optics, Inc*.........................       376       15,717
   Par Pharmaceutical Co., Inc.*.........................       194        6,080
                                                                      ----------
                                                                          21,797
                                                                      ----------
  MEDICAL EQUIPMENT & SUPPLIES -- 3.8%
   Affymetrix, Inc.*.....................................       367       17,524
   Charles River Laboratories International,
    Inc.* ...............................................       426       18,050
   Dentsply International, Inc...........................       483       25,932
   Hillenbrand Industries, Inc...........................       351       17,343
   Intuitive Surgical, Inc.*.............................     7,605      891,837
   ResMed, Inc.*.........................................    13,500      517,185
   STERIS Corp...........................................       383        9,583
                                                                      ----------
                                                                       1,497,454
                                                                      ----------
  MEDICAL PRODUCTS -- 0.5%
   Henry Schein, Inc.*...................................       523       22,824
   Mine Safety Appliances Co.............................       149        5,395
   The Cooper Companies, Inc.............................     2,380      122,094
   Varian Medical Systems, Inc.*.........................       787       39,618
                                                                      ----------
                                                                         189,931
                                                                      ----------
  METAL FABRICATION -- 1.2%
   Precision Castparts Corp..............................     8,855      458,778
   The Timken Co.........................................       511       16,362
                                                                      ----------
                                                                         475,140
                                                                      ----------
  METAL PRODUCTS -- 0.0%
   Steel Dynamics, Inc...................................       270        9,588
   Worthington Industries, Inc...........................       450        8,645
                                                                      ----------
                                                                          18,233
                                                                      ----------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.5%
   AMETEK, Inc.............................................      426    $ 18,122
   Arrow Electronics, Inc.*................................      720      23,062
   Avnet, Inc.*............................................      893      21,378
   Credence Systems Corp.*.................................      537       3,738
   Diebold, Inc............................................      428      16,264
   Gentex Corp.............................................      958      18,681
   Hubbell, Inc. -- Class B................................      371      16,740
   KEMET Corp.*............................................      482       3,408
   Pentair, Inc............................................      606      20,919
   Plexus Corp.*...........................................      255       5,799
   Synopsys, Inc.*.........................................      867      17,392
   Thomas & Betts Corp.....................................      330      13,847
   Varian, Inc.*...........................................      199       7,918
   Vishay Intertechnology, Inc.*...........................    1,048      14,420
                                                                        --------
                                                                         201,688
                                                                        --------
  MISC. INDUSTRIAL MACHINERY &
    EQUIPMENT -- 0.4%
   Crane Co................................................      310      10,934
   Donaldson Co., Inc......................................      462      14,692
   Federal Signal Corp.....................................      274       4,113
   Flowserve Corp.*........................................      310      12,264
   Graco, Inc..............................................      428      15,613
   Grant Prideco, Inc.*....................................      760      33,531
   Joy Global, Inc.........................................      732      29,280
   Kennametal, Inc.........................................      211      10,769
   Nordson Corp............................................      201       8,143
   Tecumseh Products Co. -- Class A........................      110       2,520
                                                                        --------
                                                                         141,859
                                                                        --------
  MISC. MANUFACTURING INDUSTRIES -- 0.7%
   Bandag, Inc.............................................       81       3,456
   Bowater, Inc............................................      317       9,738
   Harsco Corp.............................................      254      17,148
   HNI Corp................................................      318      17,468
   Lancaster Colony Corp...................................    4,778     177,025
   Mohawk Industries, Inc.*................................      338      29,399
   Sequa Corp. -- Class A*.................................       64       4,419
   SPX Corp................................................      422      19,315
   Trinity Industries, Inc.................................      269      11,855
                                                                        --------
                                                                         289,823
                                                                        --------
  PAPER PRODUCTS -- 0.1%
   Glatfelter..............................................      243       3,448
   Longview Fibre Co.......................................      299       6,222
   Rayonier, Inc...........................................      463      18,451
                                                                        --------
                                                                          28,121
                                                                        --------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund(1)
-----------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  PHARMACEUTICAL PREPARATIONS -- 0.5%
   Barr Pharmaceuticals, Inc.*.............................      644    $ 40,115
   Cephalon, Inc.*.........................................      354      22,918
   IVAX Corp.*.............................................    1,337      41,888
   Millennium Pharmaceuticals, Inc.*.......................    1,840      17,848
   Perrigo Co..............................................      516       7,694
   Sepracor, Inc.*.........................................      636      32,818
   Valeant Pharmaceuticals International...................      575      10,396
   Vertex Pharmaceuticals, Inc.*...........................      542      14,997
                                                                        --------
                                                                         188,674
                                                                        --------
  PRECISION INSTRUMENTS & MEDICAL
   SUPPLIES -- 0.2%
   Beckman Coulter, Inc....................................      373      21,224
   Edwards Lifesciences Corp.*.............................      368      15,312
   INAMED Corp.*...........................................      225      19,728
   Techne Corp.*...........................................      230      12,915
                                                                        --------
                                                                          69,179
                                                                        --------
  RECREATIONAL VEHICLES -- 0.0%
   Thor Industries, Inc....................................      221       8,855
                                                                        --------
  SEMICONDUCTORS -- 0.6%
   Atmel Corp.*............................................    2,642       8,164
   Cabot Corp..............................................      346      12,387
   Cabot Microelectronics Corp.*...........................      139       4,077
   Cree, Inc.*.............................................      472      11,913
   Cypress Semiconductor Corp.*............................      795      11,329
   Fairchild Semiconductor International,
    Inc.*..................................................      667      11,279
   Integrated Device Technology, Inc.*.....................    1,116      14,709
   International Rectifier Corp.*..........................      373      11,899
   Intersil Holding Corp. -- Class A.......................      912      22,691
   Lam Research Corp.*.....................................      812      28,972
   Lattice Semiconductor Corp.*............................      665       2,873
   MEMC Electronic Materials, Inc.*........................      947      20,995
   Micrel, Inc.*...........................................      498       5,777
   Microchip Technology, Inc...............................    1,273      40,927
   Newport Corp.*..........................................      237       3,209
   Powerwave Technologies, Inc.*...........................      692       8,698
   Semtech Corp.*..........................................      418       7,633
   Silicon Laboratories, Inc.*.............................      293      10,741
   TriQuint Semiconductor, Inc.*...........................      765       3,404
                                                                        --------
                                                                         241,677
                                                                        --------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  TELECOMMUNICATIONS EQUIPMENT -- 4.4%
   ADC Telecommunications, Inc.*.........................     5,839   $  130,443
   ADTRAN, Inc...........................................     8,930      265,578
   CommScope, Inc.*......................................       303        6,099
   Comverse Technology, Inc.*............................    19,800      526,481
   Harris Corp...........................................       804       34,580
   NII Holdings, Inc. **.................................    15,850      692,327
   Plantronics, Inc.*....................................     5,076      143,651
   UTStarcom, Inc.*......................................       643        5,183
                                                                      ----------
                                                                       1,804,342
                                                                      ----------
  TOBACCO -- 0.5%
   Universal Corp........................................     4,645      201,407
                                                                      ----------
  TOTAL MANUFACTURING .............................................    9,016,151
                                                                      ----------
 MINING -- 0.2%
   Arch Coal, Inc........................................       394       31,323
   Peabody Energy Corp...................................       791       65,194
                                                                      ----------
  TOTAL MINING ....................................................       96,517
                                                                      ----------
 OIL & GAS -- 5.5%
  DRILLING OIL & GAS WELLS -- 1.5%
   ENSCO International, Inc..............................       925       41,024
   Helmerich & Payne, Inc................................       317       19,625
   Nabors Industries, Ltd.*..............................     6,100      462,076
   Patterson-UTI Energy, Inc.............................     1,042       34,334
   Pride International, Inc.*............................       951       29,243
                                                                      ----------
                                                                         586,302
                                                                      ----------
  OIL & GAS EXPLORATION -- 3.6%
   Burlington Resources, Inc.............................     1,900      163,780
   Cimarex Energy Co.*...................................     2,830      121,718
   Denbury Resources, Inc.*..............................    18,760      427,353
   Forest Oil Corp.*.....................................       334       15,220
   Newfield Exploration Co.*.............................       773       38,704
   Noble Energy, Inc.....................................     1,064       42,879
   Pioneer Natural Resources Co..........................       857       43,938
   Plains Exploration & Production Co.*..................       465       18,474
   Pogo Producing Co.....................................       359       17,882
   Quicksilver Resources, Inc.*..........................       405       17,014
   Range Resources Corp.*................................    18,600      489,925
   Southwestern Energy Co.*..............................     1,015       36,479
                                                                      ----------
                                                                       1,433,366
                                                                      ----------
  OIL FIELD MACHINERY & EQUIPMENT -- 0.2%
   Cooper Cameron Corp.*.................................       656       27,158
   FMC Technologies, Inc.*...............................       419       17,983
   Smith International, Inc.*............................     1,274       47,278
                                                                      ----------
                                                                          92,419
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund(1)
-----------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  PIPELINES -- 0.2%
   National Fuel Gas Co..................................       503   $   15,689
   Questar Corp..........................................       508       38,456
   Western Gas Resources, Inc............................       350       16,482
                                                                      ----------
                                                                          70,627
                                                                      ----------
  TOTAL OIL & GAS .................................................    2,182,714
                                                                      ----------
 REAL ESTATE INVESTMENT TRUSTS -- 0.6%
   AMB Property Corp.....................................       508       24,978
   American Financial Group, Inc.........................       295       11,301
   Developers Diversified Realty Corp....................       637       29,952
   Highwoods Properties, Inc.............................       304        8,649
   Hospitality Properties Trust..........................       430       17,243
   Indymac Mortgage Holdings, Inc........................       389       15,179
   Liberty Property Trust................................       523       22,411
   Macerich Co...........................................       350       23,499
   Mack-Cali Realty Corp.................................       369       15,941
   New Plan Excel Realty Trust...........................       644       14,928
   Regency Centers Corp.*................................       380       22,401
   United Dominion Realty Trust, Inc.....................       796       18,658
   Weingarten Realty, Inc................................       500       18,905
                                                                      ----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS .............................      244,045
                                                                      ----------
 SERVICES -- 10.5%
  ADVERTISING -- 0.0%
   Catalina Marketing Corp.*.............................       294        7,453
   Harte-Hanks, Inc......................................       370        9,764
                                                                      ----------
                                                                          17,217
                                                                      ----------
  BUSINESS SERVICES -- 1.7%
   Certegy, Inc..........................................       385       15,616
   CSG Systems International, Inc.*......................       288        6,428
   Kelly Services, Inc. -- Class A.......................       118        3,094
   Korn/Ferry International, Inc.*.......................       220        4,112
   Manpower, Inc.........................................       531       24,692
   MPS Group, Inc.*......................................       573        7,833
   Navigant Consulting, Inc.*............................       277        6,088
   Robert Half International, Inc.*......................    14,800      560,772
   The Corporate Executive Board Co.*....................       240       21,528
   The Dun & Bradstreet Corp.*...........................       405       27,119
                                                                      ----------
                                                                         677,282
                                                                      ----------
  CASINO SERVICES -- 0.0%
   Boyd Gaming Corp......................................       265       12,630
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  COMMERCIAL SERVICES -- 0.9%
   Alliance Data Systems Corp.*..........................       425   $   15,130
   ChoicePoint, Inc.*....................................       528       23,501
   Jacobs Engineering Group, Inc.*.......................       343       23,279
   Paychex, Inc..........................................     6,700      255,404
   Quanta Services, Inc.*................................       651        8,574
   Sotheby's Holdings, Inc. -- Class A*..................       353        6,481
   United Rentals, Inc.*.................................       435       10,175
   Valassis Communications, Inc.*........................       293        8,518
                                                                      ----------
                                                                         351,062
                                                                      ----------
  CRUISE LINES -- 0.4%
   Royal Caribbean Cruises, Ltd..........................     3,650      164,469
                                                                      ----------
  EDUCATIONAL SERVICES -- 0.2%
   Career Education Corp.*...............................       614       20,704
   Corinthian Colleges, Inc.*............................       503        5,925
   DeVry, Inc.*..........................................       391        7,820
   Education Management Corp.*...........................       438       14,677
   ITT Educational Services, Inc.*.......................       259       15,309
   Laureate Education, Inc.*.............................       304       15,963
                                                                      ----------
                                                                          80,398
                                                                      ----------
  INTERNET SERVICES -- 0.8%
   Avocent Corp.*........................................       284        7,722
   CheckFree Corp.*......................................       545       25,016
   F5 Networks, Inc.*....................................       235       13,440
   RSA Security, Inc.*...................................       391        4,391
   Websense, Inc.*.......................................     4,350      285,534
                                                                      ----------
                                                                         336,103
                                                                      ----------
  MEDICAL & HEALTH SERVICES -- 4.3%
   Apria Healthcare Group, Inc.*.........................       277        6,678
   Community Health Systems*.............................       539       20,665
   Covance, Inc.*........................................       380       18,449
   Health Management Associates, Inc.....................     7,950      174,582
   Health Net, Inc.*.....................................       688       35,466
   Lifepoint Hospitals, Inc.*............................       341       12,788
   Lincare Holdings, Inc.*...............................       587       24,601
   Omnicare, Inc.........................................       633       36,220
   Psychiatric Solutions, Inc.*..........................     6,750      396,495
   Renal Care Group, Inc.*...............................       415       19,634
   Sunrise Senior Living, Inc.*..........................    20,800      701,168
   Triad Hospitals, Inc.*................................       515       20,203
   UnitedHealth Group, Inc...............................       590       36,663
   Universal Health Services, Inc. --
    Class B..............................................       324       15,144
   Wellcare Group, Inc.*.................................     4,100      167,485
                                                                      ----------
                                                                       1,686,241
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund(1)
-----------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  OIL & GAS FIELD SERVICES -- 0.1%
   Hanover Compressor Co.*...............................       550   $    7,761
   Tidewater, Inc........................................       355       15,783
                                                                      ----------
                                                                          23,544
                                                                      ----------
  PRINTING & PUBLISHING -- 0.7%
   Banta Corp............................................       140        6,972
   Lee Enterprises, Inc..................................       255        9,412
   Scholastic Corp.*.....................................       229        6,529
   The Readers Digest Association, Inc...................       560        8,523
   The Washington Post Co................................        38       29,070
   Tribune Co............................................     7,150      216,359
                                                                      ----------
                                                                         276,865
                                                                      ----------
  SANITARY SERVICES -- 0.1%
   Republic Services, Inc................................       753       28,275
   Rollins, Inc..........................................       200        3,942
   Stericycle, Inc.*.....................................       275       16,192
                                                                      ----------
                                                                          48,409
                                                                      ----------
  TELECOMMUNICATIONS SERVICES -- 1.0%
   Openwave Systems, Inc.*...............................    21,650      378,226
                                                                      ----------
  TRANSPORTATION -- 0.3%
   C.H. Robinson Worldwide, Inc..........................     1,014       37,548
   CNF, Inc..............................................       317       17,717
   Expeditors International..............................       651       43,949
   GATX Corp.............................................       278       10,030
   Mercury General Corp..................................       207       12,052
                                                                      ----------
                                                                         121,296
                                                                      ----------
  VETERINARY HOSPITALS & LABORATORIES -- 0.0%
   VCA Antech, Inc.*.....................................       515       14,523
                                                                      ----------
  TOTAL SERVICES ..................................................    4,188,265
                                                                      ----------
 TRANSPORTATION -- 0.2%
  AIR TRANSPORTATION -- 0.1%
   AirTran Holdings, Inc.*...............................       480        7,694
   Alaska Air Group, Inc.*...............................       156        5,572
   Jetblue Airways Corp.*................................       861       13,242
                                                                      ----------
                                                                          26,508
                                                                      ----------
  MARINE -- 0.1%
   Alexander & Baldwin, Inc..............................       268       14,536
   Overseas Shipholding Group, Inc.......................       200       10,078
                                                                      ----------
                                                                          24,614
                                                                      ----------
  TRUCKING -- 0.0%
   JB Hunt Transport Services, Inc.......................       806       18,249
   Swift Transportation Co., Inc.*.......................       337        6,841
   Werner Enterprises, Inc...............................       325        6,403
   Yellow Roadway Corp.*.................................       340       15,167
                                                                      ----------
                                                                          46,660
                                                                      ----------
  TOTAL TRANSPORTATION ............................................       97,782
                                                                      ----------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 WHOLESALE & RETAIL TRADE -- 5.9%
  ELECTRONIC APPARATUS -- 0.5%
   GameStop Corp. -- Class A*..............................       355   $ 11,296
   RadioShack Corp.........................................     8,900    187,167
                                                                        --------
                                                                         198,463
                                                                        --------
  MISCELLANEOUS RETAIL STORES -- 0.5%
   99 Cents Only Stores*...................................       386      4,038
   Dollar Tree Stores, Inc.................................       698     16,710
   Family Dollar Stores, Inc...............................     7,200    178,488
   MSC Industrial Direct Co., Inc. --
    Class A................................................       300     12,066
                                                                        --------
                                                                         211,302
                                                                        --------
  RETAIL -- AUTOMOBILES -- 0.1%
   CarMax, Inc.*...........................................       627     17,355
   Copart, Inc.*...........................................       441     10,169
                                                                        --------
                                                                          27,524
                                                                        --------
  RETAIL -- COOKWARE, HOME FURNISHINGS -- 0.1%
   Furniture Brands International, Inc.....................       298      6,654
   Pier 1 Imports, Inc.....................................       481      4,199
   Williams-Sonoma, Inc.*..................................       698     30,119
                                                                        --------
                                                                          40,972
                                                                        --------
  RETAIL -- HAIR SALONS -- 0.0%
   Regis Corp..............................................       281     10,838
                                                                        --------
  RETAIL -- MAIL ORDER -- 1.2%
   Coldwater Creek, Inc.*..................................    15,000    457,950
                                                                        --------
  RETAIL APPAREL & ACCESSORY STORES -- 1.6%
   Abercrombie & Fitch Co. -- Class A......................       516     33,633
   Advance Auto Parts, Inc.*...............................       653     28,358
   Aeropostale, Inc.*......................................       310      8,153
   American Eagle Outfitters, Inc.*........................       822     18,890
   AnnTaylor Stores Corp.*.................................       449     15,499
   Chico's FAS, Inc.*......................................     1,097     48,191
   Claire's Stores, Inc....................................       596     17,415
   Foot Locker, Inc........................................       920     21,703
   Pacific Sunwear of California, Inc.*....................       421     10,491
   Payless ShoeSource, Inc.*...............................       382      9,588
   Ross Stores, Inc........................................       875     25,288
   Urban Outfitters, Inc.*.................................    15,670    396,608
                                                                        --------
                                                                         633,817
                                                                        --------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Mid-Cap Fund(1)
-----------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  RETAIL EATING & DRINKING PLACES -- 0.7%
   Applebee's International, Inc...........................      450    $ 10,166
   Bob Evans Farms, Inc....................................      206       4,750
   Brinker International, Inc.*............................      525      20,297
   CBRL Group, Inc.........................................    5,297     186,190
   Outback Steakhouse, Inc.................................      410      17,060
   Ruby Tuesday, Inc.......................................      388      10,045
   The Cheesecake Factory, Inc.*...........................      483      18,059
                                                                        --------
                                                                         266,567
                                                                        --------
 SPECIALTY RETAIL STORES -- 0.3%
   Barnes & Noble, Inc.....................................      344      14,678
   Borders Group, Inc......................................      419       9,080
   CDW Corp................................................      409      23,546
   Michael's Stores, Inc...................................      796      28,155
   O'Reilly Automotive, Inc.*..............................      685      21,927
   PETsMART, Inc...........................................      874      22,427
   Saks, Inc...............................................      836      14,095
                                                                        --------
                                                                         133,908
                                                                        --------
  WHOLESALE -- ELECTRIC COMPANIES & SYSTEMS -- 0.0%
   Ingram Micro, Inc. -- Class A*..........................      700      13,951
                                                                        --------
  WHOLESALE -- GROCERIES & RELATED PRODUCTS -- 0.0%
   Ruddick Corp............................................      268       5,703
                                                                        --------
  WHOLESALE -- INDUSTRIAL SUPPLIES -- 0.3%
   The Sherwin-Williams Co.................................    2,830     128,539
                                                                        --------
  WHOLESALE MISCELLANEOUS -- 0.1%
   Adesa, Inc.*............................................      517      12,625
   BJ's Wholesale Club, Inc.*..............................      388      11,469
                                                                        --------
                                                                          24,094
                                                                        --------

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
  WHOLESALE -- MACHINERY EQUIPMENT -- 0.5%
   W.W. Grainger, Inc..................................      2,750   $   195,525
                                                                     -----------
  TOTAL WHOLESALE & RETAIL TRADE .................................     2,349,153
                                                                     -----------
  TOTAL COMMON STOCK
   (Cost $19,387,126) ............................................    25,564,841
                                                                     -----------
EXCHANGE TRADED FUNDS -- 34.5%
   iShares S&P MidCap 400
    Growth Index Fund..................................     45,000     3,403,350
   iShares Russell MidCap Value Index
    Fund...............................................      1,825       227,067
   iShares S&P MidCap 400 Value
    Index Fund.........................................    143,894    10,154,599
                                                                     -----------
  TOTAL EXCHANGE TRADED FUNDS
   (Cost $13,023,989) ............................................    13,785,016
                                                                     -----------
SHORT-TERM INVESTMENTS -- 1.4%
   BlackRock Liquidity Funds TempCash
    Portfolio -- Institutional Shares..................    284,596       284,596
   BlackRock Liquidity Funds TempFund
    Portfolio -- Institutional Shares..................    284,597       284,597
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $569,193) ...............................................       569,193
                                                                     -----------
  TOTAL INVESTMENTS -- 100.0%
   (Cost $32,980,308) ............................................   $39,919,050
                                                                     ===========


-------------
ADR -- American Depository Receipt

*   Non-income producing security.

(1) Formerly, the Wilmington Mid Cap Strategic Allocation Fund.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 92.6%
 AEROSPACE & DEFENSE -- 1.4%
   AAR Corp.*............................................       792   $   18,968
   Armor Holdings, Inc.*.................................       724       30,879
   Curtiss Wright Corp...................................     4,069      222,167
   DRS Technologies, Inc.................................     5,347      274,944
   EDO Corp..............................................       437       11,825
   Engineered Support Systems, Inc.......................       939       39,100
   Esterline Technologies Corp.*.........................       534       19,859
   Gencorp, Inc..........................................     1,155       20,501
   Kaman Corp. -- Class A................................       581       11,440
   Moog, Inc. -- Class A*................................     2,927       83,068
   Teledyne Technologies, Inc.*..........................       714       20,777
   Triumph Group, Inc.*..................................       349       12,777
                                                                      ----------
  TOTAL AEROSPACE & DEFENSE .......................................      766,305
                                                                      ----------
 COMMUNICATION & BROADCASTING -- 0.6%
   4Kids Entertainment, Inc.*............................       334        5,240
   Cce Spinco, Inc.*.....................................     1,456       19,074
   General Communication, Inc. -- Class A*...............     1,266       13,078
   Hearst-Argyle Television, Inc.........................     6,800      162,180
   j2 Global Communications, Inc.*.......................     3,170      135,486
                                                                      ----------
  TOTAL COMMUNICATION & BROADCASTING ..............................      335,058
                                                                      ----------
 COMPUTER SERVICES -- 3.5%
   Agilysys, Inc.........................................       626       11,406
   Altiris, Inc.*........................................       585        9,881
   ANSYS, Inc.*..........................................       738       31,505
   Black Box Corp........................................     3,879      183,787
   CACI International, Inc. -- Class A*..................       696       39,936
   Carreker Corp.*.......................................       680        3,393
   Catapult Communications Corp.*........................       319        4,718
   CIBER, Inc.*..........................................     1,361        8,983
   DIGI International, Inc.*.............................       538        5,644
   FactSet Research Systems, Inc.........................       859       35,356
   Foundry Networks, Inc.*...............................    11,000      151,910
   Infospace Inc.*.......................................       641       16,551
   Manhattan Associates, Inc.*...........................       658       13,476
   MICROS Systems, Inc.*.................................     3,762      181,780
   NETGEAR, Inc.*........................................    15,662      301,493
   Parametric Technology Corp.*..........................    34,980      213,378
   Phoenix Technologies Ltd.*............................       395        2,473
   Polycom, Inc.*........................................     9,800      149,940
   Radiant Systems, Inc.*................................       712        8,658
   Radisys Corp.*........................................       488        8,462
   Safenet, Inc.*........................................     1,300       41,886
   Sybase, Inc.*.........................................    11,000      240,459
   TALX Corp.............................................     3,297      150,706
   Transaction Systems Architects, Inc.*.................     4,000      115,160
                                                                      ----------
  TOTAL COMPUTER SERVICES .........................................    1,930,941
                                                                      ----------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 COMPUTER SERVICES & SOFTWARE -- 0.1%
   Witness Systems, Inc.*..................................     2,600   $ 51,142
                                                                        --------
  TOTAL COMPUTER SERVICES & SOFTWARE ................................     51,142
                                                                        --------
 CONSUMER DISCRETIONARY -- 0.5%
  CASINO & GAMING -- 0.1%
   Mikohn Gaming Corp.*....................................     7,300     72,051
                                                                        --------
  HOMEBUILDING -- 0.4%
   Meritage Homes Corp.*...................................     1,909    120,114
   Standard Pacific Corp...................................     1,527     56,194
                                                                        --------
                                                                         176,308
                                                                        --------
  LEISURE PRODUCTS -- 0.0%
   MarineMax, Inc.*........................................       337     10,639
                                                                        --------
  TOTAL CONSUMER DISCRETIONARY ......................................    258,998
                                                                        --------
 CONSUMER PRODUCTS -- 1.7%
   Chattem, Inc.*..........................................     8,700    316,592
   CNS Inc.................................................       326      7,143
   Fossil, Inc.*...........................................     1,308     28,135
   Herbalife, Ltd.*........................................     4,100    133,332
   Jarden Corp.**..........................................     5,190    156,479
   National Presto Industries, Inc.........................       119      5,278
   Nature's Sunshine Products, Inc.........................       334      6,039
   NBTY, Inc.*.............................................     1,457     23,676
   Playtex Products, Inc.**................................       988     13,506
   Russ Berrie & Co., Inc..................................       453      5,173
   Spectrum Brands, Inc.*..................................       957     19,437
   Tupperware Corp.........................................    10,400    232,960
   WD-40 Co................................................       361      9,480
                                                                        --------
  TOTAL CONSUMER PRODUCTS ...........................................    957,230
                                                                        --------
 CONSUMER STAPLES -- 0.0%
  FOOD PRODUCTS -- 0.0%
   Hansen Natural Corp.*...................................       294     23,170
                                                                        --------
  TOTAL CONSUMER STAPLES ............................................     23,170
                                                                        --------
 ELECTRIC, GAS, WATER, & UTILITIES -- 2.2%
   ALLETE, Inc.............................................       645     28,380
   Amcol International Corp................................       640     13,133
   American States Water Co................................       315      9,702
   Atmos Energy Corp.......................................     1,865     48,788
   Avista Corp.............................................     1,050     18,596
   Cascade Natural Gas Corp................................       181      3,531
   Central Vermont Public Service Corp.....................       314      5,655
   CH Energy Group, Inc....................................       346     15,881
   Cleco Corp..............................................     1,067     22,247
   El Paso Electric Co.*...................................     1,032     21,713
   Green Mountain Power Corp...............................       144      4,143
   Hawaiian Electric Industries, Inc.......................     5,000    129,500
   Headwaters, Inc.*.......................................     7,389    261,866


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 ELECTRIC, GAS, WATER, & UTILITIES -- (continued)
   Massey Energy Co......................................     1,744   $   66,045
   MGE Energy, Inc.......................................    10,900      369,620
   New Jersey Resources Corp.............................       606       25,385
   Northwest Natural Gas Co..............................       598       20,440
   Piedmont Natural Gas Co...............................     1,773       42,836
   Southwest Gas Corp....................................       902       23,813
   The Laclede Group, Inc................................       457       13,349
   UGI Corp..............................................     2,324       47,874
   UIL Holdings Corp.....................................       318       14,625
   Unisource Energy Corp.................................       746       23,275
                                                                      ----------
  TOTAL ELECTRIC, GAS, WATER, & UTILITIES .........................    1,230,397
                                                                      ----------
 ENTERTAINMENT & LEISURE -- 0.4%
   Bally Total Fitness Holding Corp.*....................       346        2,173
   Monarch Casino And Resort, Inc*.......................     4,700      106,220
   Multimedia Games, Inc.*...............................       710        6,568
   Pinnacle Entertainment, Inc.*.........................       865       21,374
   Playboy Enterprises, Inc. Cl-B*.......................     4,200       58,338
                                                                      ----------
  TOTAL ENTERTAINMENT & LEISURE ...................................      194,673
                                                                      ----------
 FARMING & AGRICULTURE -- 0.0%
   Delta & Pine Land Co..................................       843       19,397
                                                                      ----------
 FINANCE & INSURANCE -- 10.9%
  FINANCIAL SERVICES -- 2.0%
   Compucredit Corp.*....................................     4,510      173,545
   Euronet Worldwide, Inc.*..............................     6,970      193,766
   Financial Federal Corp................................       381       16,935
   MoneyGram International, Inc..........................     2,300       59,984
   National Financial Partners Corp......................     3,360      176,568
   Piper Jaffray Cos., Inc.*.............................     3,136      126,694
   Portfolio Recovery Associates, Inc.*..................     2,686      124,738
   Raymond James Financial, Inc..........................     5,000      188,350
   Sterling Financial Corp.*.............................       747       18,660
   SWS Group, Inc........................................       303        6,345
   World Acceptance Corp.*...............................       410       11,685
                                                                      ----------
                                                                       1,097,270
                                                                      ----------
  INSURANCE -- PROPERTY/CASUALTY -- 2.3%
   Affirmative Insurance Holdings, Inc...................     5,500       80,245
   Arch Capital Group, Ltd.*.............................       700       38,325
   Infinity Property & Casual Corp.......................       464       17,265
   LandAmerica Financial Group, Inc......................       443       27,643
   Philadelphia Consolidated Holding Corp.*..............     2,753      266,188
   ProAssurance Corp.*...................................     5,893      286,636
   RLI Corp..............................................       552       27,528

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  INSURANCE -- PROPERTY/CASUALTY -- 2.3% (CONTINUED)
   SCPIE Holdings, Inc.*.................................       224   $    4,659
   Selective Insurance Group, Inc........................     8,852      470,042
   Stewart Information Services Corp.....................       414       20,149
   Zenith National Insurance Corp........................       790       36,435
                                                                      ----------
                                                                       1,275,115
                                                                      ----------
  INSURANCE CARRIERS -- 0.3%
   Delphi Financial Group, Inc. -- Class A...............       691       31,793
   Hilb, Rogal & Hamilton Co.............................       783       30,153
   Presidential Life Corp................................       639       12,167
   UICI..................................................       916       32,527
   United Fire & Casualty Co.............................     1,361       55,025
                                                                      ----------
                                                                         161,665
                                                                      ----------
  SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 2.7%
   Anchor Bancorp Wisconsin, Inc.........................       504       15,291
   BankAtlantic Bancorp, Inc. -- Class A.................     1,301       18,214
   BankUnited Financial Corp. -- Class A.................     2,458       65,309
   Boston Private Financial Holdings, Inc................     2,117       64,399
   Brookline Bancorp, Inc................................     1,289       18,265
   Central Pacific Financial Corp........................       672       24,138
   Chittenden Corp.......................................     1,010       28,088
   Community Bank Systems, Inc...........................       670       15,109
   Dime Community Bancshares.............................     1,312       19,168
   Downey Financial Corp.................................       541       36,999
   Fidelity Bankshares, Inc..............................       498       16,285
   First Midwest Bancorp, Inc............................     1,091       38,250
   FirstFed Financial Corp.*.............................       359       19,573
   Flagstar Bancorp, Inc.................................     1,065       15,336
   Franklin Bank Corp.*..................................       539        9,697
   Fremont General Corp..................................     1,679       39,003
   Glacier Bancorp, Inc..................................       687       20,644
   Gold Banc Corp., Inc..................................       876       15,961
   iPayment Holdings, Inc.*..............................       300       12,456
   Irwin Financial Corp..................................       620       13,280
   MAF Bancorp, Inc......................................       730       30,207
   Nara Bancorp, Inc.....................................       440        7,823
   PrivateBancorp, Inc...................................       445       15,829
   Prosperity Bancshares, Inc............................       476       13,680
   Republic Bancorp, Inc.................................    22,103      263,026
   Sterling Bancshares, Inc..............................       983       15,178
   Washington Federal, Inc...............................    12,300      282,777
   Webster Financial Corp................................     6,400      300,160
   Whitney Holdings Corp.................................     1,464       40,348
   Wintrust Financial Corp...............................       526       28,877
                                                                      ----------
                                                                       1,503,370
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 SECURITY & COMMODITY BROKERS, DEALERS, & SERVICES -- 0.3%
   Investment Technology Group, Inc.*....................       914   $   32,392
   Waddell & Reed Financial, Inc. -- Class A.............     7,000      146,790
                                                                      ----------
                                                                         179,182
                                                                      ----------
 STATE & NATIONAL BANKS -- 3.3%
   Astoria Financial Corp................................    13,800      405,721
   East West Bancorp, Inc................................     1,241       45,284
   First Bancorp.........................................     1,762       21,866
   First Republic Bank...................................       534       19,763
   Hudson United Bankcorp................................       981       40,888
   PFF Bancorp, Inc......................................    10,200      311,304
   Provident Bankshares Corp.............................       722       24,382
   Susquehanna Bancshares, Inc...........................     1,011       23,940
   The Colonial BancGroup, Inc...........................    16,500      393,030
   The South Financial Group, Inc........................     6,746      185,785
   TrustCo Bank Corp. NY.................................     1,616       20,071
   UCBH Holdings, Inc....................................     2,153       38,496
   Umpqua Holdings Corp..................................       971       27,703
   United Bankshares, Inc................................       939       33,090
   Western Alliance Bancorp*.............................     5,600      167,272
   Wilshire Bancorp, Inc.................................     3,880       66,697
                                                                      ----------
                                                                       1,825,292
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................    6,041,894
                                                                      ----------
HEALTHCARE -- 2.1%
 HEALTH CARE EQUIPMENT & SUPPLIES -- 0.2%
   Cutera, Inc.*.........................................     3,300       86,988
   Hologic, Inc.*........................................     1,026       38,906
   Laserscope*...........................................       400        8,984
                                                                      ----------
                                                                         134,878
                                                                      ----------
 HEALTH CARE PROVIDERS & SERVICES -- 0.3%
   Option Care, Inc......................................     8,795      117,501
   PetMed Express, Inc.*.................................     4,700       66,599
   Quality Systems, Inc.*................................       176       13,510
                                                                      ----------
                                                                         197,610
                                                                      ----------
 HEALTHCARE -- 0.4%
   Amedisys, Inc.*.......................................       366       15,460
   Gentiva Health Services, Inc.*........................       525        7,739
   LCA-Vision, Inc.......................................     4,040      191,940
                                                                      ----------
                                                                         215,139
                                                                      ----------
 HEALTHCARE -- DISTRIBUTORS -- 0.1%
   Matrixx Initiatives, Inc.*............................     1,500       31,425
                                                                      ----------
 HEALTHCARE -- SERVICES -- 0.3%
   Medarex, Inc.*........................................     5,500       76,175
   The Trizetto Group, Inc.*.............................     4,100       69,659
                                                                      ----------
                                                                         145,834
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 MANAGED HEALTH CARE -- 0.3%
   Sierra Health Services, Inc.*.........................     1,917   $  153,283
                                                                      ----------
 PHARMACEUTICALS -- 0.5%
   Amylin Pharmaceuticals, Inc.*.........................     2,400       95,808
   K-V Pharmaceutical Company -- Class A*................     3,900       80,340
   ViroPharma, Inc.*.....................................     6,900      127,995
                                                                      ----------
                                                                         304,143
                                                                      ----------
  TOTAL HEALTHCARE ................................................    1,182,312
                                                                      ----------
HOTELS & MOTELS -- 0.1%
   Aztar Corp.*..........................................       754       22,914
   The Marcus Corp.......................................       657       15,440
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................       38,354
                                                                      ----------
INDUSTRIALS -- 0.1%
 MACHINERY -- INDUSTRIAL -- 0.1%
   Schnitzer Steel Industries Inc -- Class A.............     1,150       35,179
                                                                      ----------
 TRUCKING -- 0.0%
   Celadon Group, Inc.*..................................     1,600       46,080
                                                                      ----------
  TOTAL INDUSTRIALS ...............................................       81,259
                                                                      ----------
INFORMATION TECHNOLOGY -- 2.8%
 APPLICATION SOFTWARE -- 0.9%
   American Reprographics Co.*...........................     6,100      155,001
   EPIQ Systems, Inc.*...................................       460        8,528
   MapInfo Corp.*........................................     1,593       20,088
   MRO Software, Inc.*...................................       545        7,652
   Napster, Inc.*........................................       981        3,453
   Open Solutions, Inc.*.................................       454       10,406
   PAR Technology Corp.*.................................     3,600       99,936
   Progress Software Co.*................................     6,116      173,572
   SERENA Software, Inc.*................................       809       18,963
                                                                      ----------
                                                                         497,599
                                                                      ----------
 COMPUTER HARDWARE -- 0.2%
   Rackable Systems, Inc.*...............................     2,900       82,592
                                                                      ----------
 COMPUTERS & PERIPHERALS -- 0.2%
   Adaptec, Inc.*........................................     2,417       14,067
   Advanced Digital Information Corp.*...................    11,900      116,501
                                                                      ----------
                                                                         130,568
                                                                      ----------
 ELECTRONIC EQUIPMENT & INSTRUCTION -- 0.3%
   CalAmp Corp.*.........................................     7,100       74,479
   LoJack Corp.*.........................................     2,700       65,151
                                                                      ----------
                                                                         139,630
                                                                      ----------
 HOME ENTERTAINMENT SOFTWARE -- 0.1%
   Take-Two Interactive Software, Inc.*..................     1,635       28,940
   THQ, Inc.*............................................     1,455       34,702
                                                                      ----------
                                                                          63,642
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 INTERNET SOFTWARE & SERVICES -- 0.2%
   Cryptologic, Inc......................................     5,200   $  101,868
                                                                      ----------

 IT CONSULTING & SERVICES -- 0.0%
   Insight Enterprises, Inc.*............................     1,062       20,826
                                                                      ----------
 SERVICES -- DATA PROCESSING -- 0.1%
   Bottomline Technologies, Inc.*........................     3,500       38,570
   Kronos, Inc.*.........................................       727       30,432
                                                                      ----------
                                                                          69,002
                                                                      ----------
 SYSTEMS SOFTWARE -- 0.8%
   Avid Technology, Inc.*................................     3,228      176,765
   Hyperion Solutions Corp.*.............................     4,054      145,214
   JDA Software Group, Inc.*.............................       636       10,818
   Lawson Software, Inc.*................................    16,200      119,070
   SPSS, Inc.*...........................................       386       11,939
                                                                      ----------
                                                                         463,806
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................    1,569,533
                                                                      ----------
MANUFACTURING -- 31.7%
 APPAREL -- 2.8%
   Ashworth, Inc.*.......................................       339        2,865
   Carter's, Inc.*.......................................     2,700      158,895
   Columbia Sportswear Co.*..............................     3,400      162,282
   Cutter & Buck, Inc.*..................................     2,000       22,340
   Guess, Inc.*..........................................     3,800      135,280
   Jos. A. Bank Clothiers, Inc.*.........................     3,212      139,433
   Kellwood Co...........................................       601       14,352
   Oxford Industries, Inc................................     4,964      271,531
   Phillips-Van Heusen Corp..............................     2,394       77,566
   Quicksilver, Inc.*....................................     2,638       36,510
   Russell Corp..........................................       711        9,570
   Skechers U.S.A., Inc. -- Class A*.....................     6,900      105,708
   The Gymboree Corp.*...................................     5,503      128,770
   The Timberland Co. -- Class A*........................     5,600      182,280
   The Warnaco Group, Inc.*..............................     4,600      122,912
                                                                      ----------
                                                                       1,570,294
                                                                      ----------
 ATHLETIC EQUIPMENT -- 0.2%
   Callaway Golf Co......................................     5,500       76,120
   K2, Inc.*.............................................     1,085       10,969
                                                                      ----------
                                                                          87,089
                                                                      ----------
 AUTO PARTS & EQUIPMENT -- 0.0%
   Midas, Inc.*..........................................       389        7,142
   Standard Motor Products, Inc..........................       321        2,963
   Superior Industries International, Inc................       535       11,909
                                                                      ----------
                                                                          22,014
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 BIOTECHNOLOGY -- 0.1%
   Arqule, Inc.*.........................................       956   $    5,851
   Cambrex Corp..........................................       574       10,774
   Cryolife, Inc.*.......................................       576        1,924
   Enzo Biochem, Inc.*...................................       703        8,731
   Telik, Inc.*..........................................     2,700       45,873
                                                                      ----------
                                                                          73,153
                                                                      ----------
 BUILDING -- RESIDENTIAL/COMMERCIAL -- 0.2%
   Levitt Corp. -- Class A...............................     3,900       88,686
   M/I Homes, Inc........................................       304       12,348
   Winnebago Industries, Inc.............................       735       24,461
                                                                      ----------
                                                                         125,495
                                                                      ----------
 BUILDING MATERIALS & COMPONENTS -- 3.2%
   American Woodmark Corp................................     4,400      109,076
   Apogee Enterprises, Inc...............................       593        9,618
   Drew Industries, Inc.*................................       339        9,556
   Eagle Materials, Inc..................................     4,500      550,619
   ElkCorp...............................................       436       14,676
   Florida Rock Industries, Inc..........................     1,081       53,034
   Lennox International, Inc.............................    15,110      426,101
   Modine Manufacturing Co...............................     4,800      156,432
   NCI Building Systems, Inc.*...........................       471       20,008
   Simpson Manufacturing Company, Inc....................       954       34,678
   Texas Industries, Inc.................................       530       26,415
   The Genlyte Group, Inc.*..............................     4,900      262,493
   Universal Forest Products, Inc........................       393       21,713
   Williams Scotsman International, Inc.*................     5,500       95,205
                                                                      ----------
                                                                       1,789,624
                                                                      ----------
 CHEMICAL & ALLIED PRODUCTS -- 1.8%
   Airgas, Inc...........................................     3,700      121,730
   Albemarle Corp........................................     5,600      214,760
   Arch Chemicals, Inc...................................       512       15,309
   Ferro Corp............................................     6,100      114,436
   Fuller, (H.B.) Co.....................................       625       20,044
   Georgia Gulf Corp.....................................     4,778      145,347
   MacDermid, Inc........................................       660       18,414
   OM Group, Inc.*.......................................       617       11,575
   Omnova Solutions, Inc.*...............................     1,067        5,122
   Parlux Fragrances, Inc.*..............................     4,350      132,806
   Penford Corp..........................................       211        2,574
   PolyOne Corp.*........................................     1,994       12,821
   Quaker Chemical Corp..................................       149        2,865
   Schulman (A.), Inc....................................     7,865      169,255
   Wellman, Inc..........................................       695        4,712
                                                                      ----------
                                                                         991,770
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 COMPUTERS & OFFICE EQUIPMENT -- 0.8%
   Global Imaging Systems, Inc.*...........................       504   $ 17,454
   Herman Miller, Inc......................................     3,500     98,665
   Hutchinson Technology, Inc.*............................       572     16,273
   Komag, Inc.*............................................       689     23,881
   Mercury Computer Systems, Inc.*.........................       463      9,552
   MTS Systems Corp........................................       445     15,415
   Palm, Inc.*.............................................     3,400    108,120
   Park Electrochemical Corp...............................       483     12,548
   Trident Microsystems, Inc.*.............................     8,700    156,600
                                                                        --------
                                                                         458,508
                                                                        --------
 CONTAINERS & PACKAGING -- 0.1%
   AptarGroup, Inc.........................................       777     40,559
   Chesapeake Corp.........................................       425      7,217
                                                                        --------
                                                                          47,776
                                                                        --------
 DIVERSIFIED -- INDUSTRIAL PRODUCTS -- 0.1%
   Ceradyne, Inc.*.........................................       610     26,718
   Clarcor, Inc............................................     1,116     33,156
                                                                        --------
                                                                          59,874
                                                                        --------
 DIVERSIFIED MANUFACTURING INDUSTRIES -- 1.0%
   Actuant Corp. -- Class A*...............................     1,900    106,020
   Acuity Brands, Inc......................................     1,039     33,040
   Barnes Group, Inc.......................................       509     16,797
   EnPro Industries, Inc.*.................................       400     10,780
   Griffon Corp.*..........................................     3,642     86,716
   Jacuzzi Brands, Inc.*...................................    20,500    172,200
   Lydall, Inc.*...........................................       439      3,578
   Roper Industries, Inc...................................     1,987     78,506
   Smith, (A.O.) Corp......................................       488     17,129
   Standex International Corp..............................       268      7,440
   Tredegar Industries Corp................................       839     10,815
                                                                        --------
                                                                         543,021
                                                                        --------
 ELECTRONIC COMPONENTS & EQUIPMENT -- 2.3%
   Aeroflex, Inc.*.........................................     1,620     17,415
   Anixter International, Inc.*............................       815     31,883
   Artesyn Technologies, Inc.*.............................       856      8,817
   Baldor Electric Co......................................       720     18,468
   Bel Fuse, Inc. -- Class B...............................       278      8,840
   Belden CDT, Inc.........................................     1,022     24,967
   Benchmark Electronics, Inc.*............................       899     30,233
   Coherent, Inc.*.........................................       661     19,618
   Cohu, Inc...............................................    14,771    337,812
   CTS Corp................................................       787      8,704
   Cubic Corp..............................................       579     11,557
   Cymer, Inc.*............................................       808     28,692
   Daktronics, Inc.........................................       414     12,242
   Dionex Corp.*...........................................       455     22,331

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 ELECTRONIC COMPONENTS & EQUIPMENT -- 2.3% (CONTINUED)
   Electro Scientific Industries, Inc.*..................    6,616    $  159,776
   Fargo Electronics, Inc.*..............................    1,300        25,025
   Kopin Corp.*..........................................    1,526         8,164
   Littelfuse, Inc.*.....................................      484        13,189
   Magnetek, Inc.*.......................................      352         1,144
   Methode Electronics, Inc. -- Class A..................      666         6,640
   Photronics, Inc.*.....................................    9,886       148,883
   Planar Systems, Inc.*.................................      418         3,499
   Rofin-Sinar Technologies, Inc.*.......................    3,500       152,145
   Rogers Corp.*.........................................      364        14,262
   SBS Technologies, Inc.*...............................      416         4,189
   Symbol Technologies, Inc..............................    1,000        12,820
   Technitrol, Inc.......................................      886        15,151
   Universal Electronics, Inc.*..........................    5,500        94,765
   Veeco Instruments, Inc.*..............................      651        11,282
                                                                      ----------
                                                                       1,252,513
                                                                      ----------
 ELECTRONIC INSTRUMENTS -- 1.0%
   FEI Co.*..............................................      724        13,879
   FLIR Systems, Inc.*...................................    1,586        35,415
   Itron, Inc.*..........................................    5,578       223,343
   Keithley Instruments, Inc.............................      272         3,803
   Photon Dynamics, Inc.*................................    8,607       157,336
   Trimble Navigation, Ltd.*.............................    1,206        42,801
   Watts Water Technologies, Inc. --
    Class A..............................................      703        21,294
   Woodward Governor Co..................................      248        21,330
   X-Rite, Inc...........................................      522         5,220
                                                                      ----------
                                                                         524,421
                                                                      ----------
 ENGINES & TURBINES -- 0.1%
   Briggs & Stratton Corp................................    1,189        46,121
                                                                      ----------
 FARM MACHINERY -- 0.0%
   Lindsay Manufacturing Co..............................      203         3,904
                                                                      ----------
 FOOD & BEVERAGE -- 0.9%
   American Italian Pasta Co.............................      392         2,666
   Corn Products International, Inc......................    1,693        40,446
   Flowers Foods, Inc....................................    1,273        35,084
   Hain Celestial Group, Inc.*...........................      796        16,843
   J&J Snack Foods Corp..................................    3,695       219,520
   Lance, Inc............................................      646        12,035
   Peet's Coffee & Tea, Inc.*............................      293         8,893
   Ralcorp Holdings, Inc.*...............................      636        25,383
   Sanderson Farms, Inc..................................      353        10,777
   The Boston Beer Co., Inc. -- Class A*.................    4,700       117,500
   Treehouse Foods, Inc.*................................      670        12,542
                                                                      ----------
                                                                         501,689
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 FOOTWEAR -- 0.1%
   K-Swiss, Inc. -- Class A..............................       677   $   21,962
   Wolverine World Wide, Inc.............................     1,245       27,963
                                                                      ----------
                                                                          49,925
                                                                      ----------
 FURNITURE -- 1.8%
   Bassett Furniture Industries, Inc.....................       183        3,386
   Ethan Allen Interiors, Inc............................     4,286      156,568
   Knoll, Inc............................................    33,000      564,629
   La-Z-Boy Chair Co.....................................     1,135       15,391
   Steelcase, Inc........................................    17,300      273,859
                                                                      ----------
                                                                       1,013,833
                                                                      ----------
 GAMES & TOYS -- 0.4%
   RC2 Corp.*............................................     6,600      234,432
                                                                      ----------
 GENERAL CONSTRUCTION -- SINGLE HOMES -- 0.4%
   M.D.C. Holdings, Inc..................................       744       46,113
   NVR, Inc.*............................................       124       87,048
   Skyline Corp..........................................       149        5,424
   William Lyon Homes, Inc.*.............................       650       65,585
                                                                      ----------
                                                                         204,170
                                                                      ----------
 HOUSEHOLD APPLIANCES -- 0.0%
   Sonic Solutions*......................................       575        8,688
                                                                      ----------
 HOUSEWARES -- 0.0%
   Libbey, Inc...........................................       303        3,097
                                                                      ----------
 INDUSTRIAL MACHINERY -- 0.0%
   Applied Industrial Technologies, Inc..................       647       21,797
                                                                      ----------
 LUMBER & WOOD PRODUCTS -- 0.0%
   Deltic Timber Corp....................................       267       13,847
                                                                      ----------
 MACHINERY & HEAVY EQUIPMENT -- 1.2%
   Astec Industries, Inc.*...............................       485       15,840
   Columbus McKinnon Corp.*..............................    10,100      221,998
   Freightcar America, Inc.*.............................       900       43,272
   JLG Industries, Inc...................................     7,046      321,719
   Westinghouse Air Brake Co.*...........................     1,750       47,075
                                                                      ----------
                                                                         649,904
                                                                      ----------
 MANUFACTURED HOMES -- 0.0%
   Champion Enterprises, Inc.*...........................     1,751       23,849
                                                                      ----------
 MEDICAL & DENTAL SUPPLIES -- 0.2%
   Medicis Pharmaceutical Corp. -- Class A...............     1,281       41,056
   Merit Medical Systems, Inc.*..........................       575        6,981
   Sybron Dental Specialties, Inc.*......................       917       36,506
                                                                      ----------
                                                                          84,543
                                                                      ----------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 MEDICAL EQUIPMENT & SUPPLIES -- 0.7%
   Diagnostic Products Corp................................    2,986    $144,970
   ResMed, Inc.*...........................................    1,578      60,453
   Respironics, Inc.*......................................    4,539     168,261
                                                                        --------
                                                                         373,684
                                                                        --------
 MEDICAL PRODUCTS -- 1.5%
   American Medical Systems Holdings,
    Inc.*..................................................    1,474      26,281
   Biolase Technology Corp.................................      402       3,212
   Bradley Pharmamaceutical, Inc.*.........................      400       3,800
   Circor International, Inc...............................    6,000     153,960
   Cyberonics, Inc.*.......................................      521      16,828
   DJ Orthopedics, Inc.*...................................    3,870     106,735
   Haemonetics Corp.*......................................      611      29,853
   ICU Medical, Inc.*......................................      296      11,606
   Immucor, Inc.*..........................................      979      22,869
   Integra LifeSciences Holdings*..........................    2,765      98,047
   Invacare Corp...........................................      684      21,539
   Kensey Nash Corp.*......................................      250       5,508
   Mentor Corp.............................................      880      40,550
   Mueller Industries, Inc.................................    6,990     191,666
   Osteotech, Inc.*........................................      363       1,804
   PolyMedica Corp.........................................      599      20,049
   Possis Medical, Inc.*...................................      258       2,567
   The Cooper Companies, Inc...............................      991      50,838
   Theragenics Corp.*......................................      937       2,830
   Viasys Healthcare, Inc.*................................      680      17,476
   Vital Signs, Inc........................................      244      10,448
                                                                        --------
                                                                         838,466
                                                                        --------
 METAL FABRICATION -- 0.1%
   Commercial Metals Co....................................    1,347      50,566
   Kaydon Corp.............................................      613      19,702
   Wolverine Tube, Inc.*...................................      199       1,007
                                                                        --------
                                                                          71,275
                                                                        --------
 METAL PRODUCTS -- 1.6%
   Brush Engineered Materials, Inc.*.......................      467       7,425
   Carpenter Technology Corp...............................    3,924     276,524
   Castle (A.M.) & Co.*....................................      410       8,954
   Chaparral Steel Co.*....................................      473      14,308
   Material Sciences Corp.*................................      229       3,229
   Quanex Corp.............................................    6,882     343,893
   Reliance Steel & Aluminum Co............................    2,410     147,299
   RTI International Metals, Inc.*.........................      524      19,886
   Ryerson Tull, Inc.......................................      614      14,932
   Steel Technologies, Inc.................................      283       7,921
                                                                        --------
                                                                         844,371
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 MISC. ELECTRICAL MACHINERY, EQUIPMENT, & SUPPLIES -- 0.5%
   Regal-Beloit Corp.....................................     7,157   $  253,358
                                                                      ----------
 MISC. INDUSTRIAL MACHINERY & EQUIPMENT -- 1.1%
   Cascade Corp..........................................     2,400      112,584
   Cognex Corp...........................................     1,092       32,858
   Gardner Denver, Inc.*.................................     4,794      236,344
   Kennametal, Inc.......................................     2,000      102,080
   Robbins & Myers, Inc..................................       360        7,326
   Stewart & Stevenson Services, Inc.....................       624       13,185
   The Manitowoc Co., Inc................................     2,099      105,412
                                                                      ----------
                                                                         609,789
                                                                      ----------
 MISC. MANUFACTURING INDUSTRIES -- 2.3%
   Advanced Energy Industries*...........................       813        9,618
   Albany International Corp.............................     4,794      173,351
   Aleris International, Inc.*...........................       716       23,084
   Brady Corp. -- Class A................................     1,137       41,137
   C & D Technologies, Inc...............................       556        4,237
   Checkpoint System, Inc.*..............................       819       20,188
   DSP Group, Inc.*......................................     6,809      170,634
   Gerber Scientific, Inc.*..............................       540        5,168
   HNI Corp..............................................     4,900      269,157
   IDEX Corp.*...........................................     1,165       47,893
   Meade Instruments Corp.*..............................       495        1,351
   Myers Industries, Inc.................................       750       10,935
   Oshkosh Truck Corp....................................     1,649       73,529
   Paxar Corp.*..........................................       865       16,980
   Prestige Brands Holdings, Inc.*.......................    20,000      250,000
   Sturm, Ruger & Co., Inc...............................       703        4,928
   The Toro Co...........................................     1,000       43,770
   Valmont Industries, Inc...............................       521       17,433
   Vicor Corp............................................       723       11,431
   Wabash National Corp..................................       662       12,611
   Wilson Greatbatch Technologies, Inc.*.................       466       12,121
   WMS Industries, Inc.*.................................       665       16,685
                                                                      ----------
                                                                       1,236,241
                                                                      ----------
 PAPER PRODUCTS -- 0.3%
   Buckeye Technologies, Inc.*...........................       813        6,545
   Caraustar Industries, Inc.*...........................       692        6,013
   Glatfelter............................................     8,500      120,615
   Neenah Paper, Inc.....................................       330        9,240
   Pope & Talbot, Inc....................................       407        3,390
   Rock Tenn Co. -- Class A..............................       778       10,620
   Schweitzer-Mauduit International, Inc.................       325        8,054
   Wausau-Mosinee Paper Corp.............................     1,123       13,308
                                                                      ----------
                                                                         177,785
                                                                      ----------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 PHARMACEUTICAL PREPARATIONS -- 0.7%
   Alpharma, Inc. -- Class A...............................    1,143    $ 32,587
   Bio-Rad Laboratories, Inc. -- Class A*..................      700      45,808
   Connective Corp.*.......................................      775      11,199
   MGI Pharma, Inc.*.......................................    1,735      29,773
   Noven Pharmaceuticals, Inc.*............................      514       7,777
   Perrigo Co..............................................    6,500      96,915
   Regeneron Pharmaceuticals, Inc.*........................    1,216      19,395
   Savient Pharmaceuticals, Inc.*..........................    1,211       4,529
   United Therapeutics Corp.*..............................    1,400      96,768
   USANA Health Sciences, Inc.*............................      222       8,516
                                                                        --------
                                                                         353,267
                                                                        --------
 PRECISION INSTRUMENTS & MEDICAL SUPPLIES -- 1.0%
   Analogic Corp...........................................      300      14,355
   ArthroCare Corp.*.......................................      578      24,357
   Biosite Diagnostics, Inc.*..............................      401      22,572
   Conmed Corp.*...........................................      653      15,450
   Datascope Corp..........................................    8,325     275,141
   Edwards Lifesciences Corp.*.............................    2,200      91,542
   SurModics, Inc.*........................................      382      14,130
   Techne Corp.*...........................................    2,000     112,300
                                                                        --------
                                                                         569,847
                                                                        --------
 RECREATIONAL VEHICLES -- 0.5%
   Arctic Cat, Inc.........................................      445       8,927
   Coachmen Industries, Inc................................      406       4,795
   Fleetwood Enterprises, Inc.*............................    1,460      18,031
   Monaco Coach Corp.......................................      641       8,525
   Polaris Industries, Inc.................................    4,465     224,143
                                                                        --------
                                                                         264,421
                                                                        --------
 SEMICONDUCTORS -- 0.9%
   Actel Corp.*............................................      627       7,982
   ATMI, Inc.*.............................................      821      22,963
   Axcelis Technologies, Inc.*.............................    2,179      10,394
   Brooks Automation, Inc.*................................    1,605      20,111
   Cabot Microelectronics Corp.*...........................    3,800     111,454
   ESS Technology, Inc.*...................................      631       2,164
   Exar Corp.*.............................................      911      11,406
   Intermagnetics General Corp.*...........................      558      17,800
   Kulicke & Soffa Industries, Inc.*.......................    1,259      11,130
   Microsemi Corp.*........................................    1,407      38,918
   Pericom Semiconductor Corp.*............................      690       5,499
   Power Integrations, Inc.*...............................      674      16,048
   Rudolph Technologies, Inc.*.............................      368       4,740
   Skyworks Solutions, Inc.*...............................    3,767      19,174
   Standard Microsystems Corp.*............................      464      13,312
   Supertex, Inc.*.........................................      215       9,514
   Ultratech, Inc.*........................................    8,819     144,808
   Varian Semiconductor Equipment
    Associates, Inc.* .....................................      873      38,351
                                                                        --------
                                                                         505,768
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
 TELECOMMUNICATIONS EQUIPMENT -- 1.8%
   ADTRAN, Inc..........................................     9,510   $   282,827
   Andrew Corp.*........................................     6,400        68,672
   Applied Innovation, Inc.*............................    25,000        82,750
   Applied Signal Technology, Inc.......................       185         4,200
   Audiovox Corp. -- Class A*...........................       503         6,972
   C-COR.net Corp.*.....................................       856         4,160
   Captaris, Inc.*......................................       879         3,244
   Commonwealth Telephone Enterprises,
    Inc. ...............................................       459        15,500
   CommScope, Inc.*.....................................     3,950        79,514
   Comtech Telecommunications Corp.*....................       444        13,560
   Ditech Communications Corp.*.........................       500         4,175
   Essex Corp.*.........................................     4,000        68,200
   Harmonic, Inc.*......................................     1,572         7,624
   KVH Industries, Inc.*................................    15,300       149,634
   Network Equipment Technologies, Inc.*................       347         1,527
   Symmetricom, Inc.*...................................       988         8,368
   Synaptics, Inc.*.....................................       607        15,005
   Tekelec*.............................................    11,000       152,900
   Tollgrade Communications, Inc.*......................       401         4,383
   Viasat, Inc.*........................................       585        15,637
                                                                     -----------
                                                                         988,852
                                                                     -----------
 TOBACCO -- 0.0%
   Alliance One International, Inc......................     1,979         7,718
                                                                     -----------
  TOTAL MANUFACTURING ............................................    17,500,193
                                                                     -----------
 MINING -- 0.4%
   Century Aluminum Co.*................................       698        18,295
   Cleveland-Cliffs, Inc................................     2,407       213,188
                                                                     -----------
  TOTAL MINING ...................................................       231,483
                                                                     -----------
OIL & GAS -- 7.2%
 CRUDE PETROLEUM & NATURAL GAS -- 0.6%
   Cabot Oil & Gas Corp.................................     2,183        98,453
   Frontier Oil Corp....................................     5,853       219,663
                                                                     -----------
                                                                         318,116
                                                                     -----------
 DRILLING OIL & GAS WELLS -- 1.4%
   Atwood Oceanics, Inc.*...............................     2,429       189,535
   Grey Wolf, Inc.*.....................................    12,000        92,760
   Helmerich & Payne, Inc...............................     3,700       229,067
   Pioneer Drilling Co.*................................       950        17,034
   Todco -- Class A.....................................     6,700       255,002
                                                                     -----------
                                                                         783,398
                                                                     -----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 OIL & GAS EXPLORATION -- 4.0%
   Alon USA Energy, Inc.*................................     6,800   $  133,620
   Berry Petroleum Co. -- Class A........................     2,150      122,980
   Bois d'Arc Energy, Inc.*..............................     3,000       47,580
   Cimarex Energy Co.*...................................     8,865      381,283
   Energen Corp..........................................     1,662       60,364
   Houston Exploration Co.*..............................     3,300      174,240
   NS Group, Inc.*.......................................       510       21,323
   Penn Virginia Corp....................................       400       22,960
   Petroleum Development Corp.*..........................       365       12,169
   Remington Oil & Gas Corp.*............................     5,105      186,333
   St. Mary Land & Exploration Co........................     2,948      108,516
   Stone Energy Corp.*...................................       583       26,544
   Swift Energy Co.*.....................................       614       27,673
   Unit Corp.*...........................................    10,448      574,952
   Vintage Petroleum, Inc................................     1,276       68,049
   W&T Offshore, Inc.*...................................     8,700      255,780
                                                                      ----------
                                                                       2,224,366
                                                                      ----------
 OIL FIELD MACHINERY & EQUIPMENT -- 1.2%
   CARBO Ceramics, Inc...................................       526       29,730
   Dresser-Rand Group, Inc.*.............................     7,000      169,260
   Dril-Quip, Inc*.......................................       288       13,594
   Hydril Co.*...........................................       507       31,738
   Lone Star Technologies, Inc.*.........................     3,606      186,286
   Lufkin Industries, Inc................................       317       15,809
   Maverick Tube Corp.*..................................       996       39,701
   Oil States International, Inc.*.......................     4,800      152,064
                                                                      ----------
                                                                         638,182
                                                                      ----------
  TOTAL OIL & GAS .................................................    3,964,062
                                                                      ----------
 REAL ESTATE -- 0.7%
   Jones Lang LaSalle, Inc.*.............................     4,300      216,505
   Trammell Crow Co.*....................................     6,000      153,900
                                                                      ----------
  TOTAL REAL ESTATE ...............................................      370,405
                                                                      ----------
 REAL ESTATE INVESTMENT TRUSTS -- 2.8%
   Acadia Realty Trust...................................       700       14,035
   Brandywine Realty Trust...............................     6,000      167,460
   CBL & Associates, Inc.................................     4,300      169,893
   Colonial Properties Trust.............................     1,002       42,064
   Commercial Net Lease Realty...........................     1,130       23,018
   Eastgroup Properties, Inc.............................       500       22,580
   Entertainment Properties Trust........................       554       22,576
   Equity One, Inc.......................................     2,900       67,048


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 REAL ESTATE INVESTMENT TRUSTS -- 2.8% (continued)
   Essex Property Trust, Inc.............................       535   $   49,327
   Glenborough Realty Trust, Inc.........................       692       12,525
   Kilroy Realty Corp.*..................................       669       41,411
   KKR Financial Corp....................................    10,000      239,900
   Lexington Corporate Properties Trust..................     1,198       25,517
   New Century Financial Corp............................     1,261       45,484
   Parkway Properties, Inc...............................       285       11,440
   Reckson Associates Realty Corp........................     5,500      197,890
   Shurgard Storage Centers, Inc. -- Class A.............     1,083       61,417
   Sovran Self Storage, Inc..............................       348       16,346
   Town & Country Trust*.................................       399       13,490
   Washington Real Estate Investment Trust...............     6,000      182,100
   Weingarten Realty, Inc................................     4,600      173,926
                                                                      ----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS .............................    1,599,447
                                                                      ----------
 RETAIL & MERCHANDISING -- 0.2%
   Charming Shoppes, Inc.*...............................     6,550       86,460
                                                                      ----------
 SEMICONDUCTORS -- 0.1%
   Anadigics, Inc.*......................................    13,200       79,200
                                                                      ----------
 SERVICES -- 11.2%
  ADVERTISING -- 0.3%
   ADVO, Inc.............................................       665       18,740
   Ventiv Health, Inc.*..................................     6,300      148,806
                                                                      ----------
                                                                         167,546
                                                                      ----------
 BUSINESS SERVICES -- 2.2%
   Administaff, Inc......................................     3,906      164,247
   Bell Microproducts, Inc.*.............................       464        3,550
   CDI Corp..............................................       367       10,056
   EMCOR Group, Inc.*....................................       334       22,555
   FileNet Corp.*........................................       961       24,842
   G & K Services, Inc. -- Class A.......................       461       18,094
   Gevity HR, Inc........................................       594       15,278
   Harland (John H.) Co..................................       610       22,936
   Heidrick & Struggles International, Inc.*.............       417       13,365
   Input/Output, Inc.*...................................     1,678       11,796
   Inter-Tel, Inc........................................       566       11,077
   Keane, Inc.*..........................................     1,100       12,111
   Kenexa Corp.*.........................................     8,500      179,350
   Labor Ready, Inc.*....................................    20,609      429,080
   MAXIMUS, Inc..........................................       474       17,391
   Microstrategy, Inc. -- Class A*.......................       900       74,466
   NCO Group, Inc.*......................................       701       11,861
   On Assignment, Inc.*..................................       622        6,786
   Pegasus Solutions, Inc.*..............................       472        4,234
   Rewards Network, Inc.*................................       288        1,843
   Spherion Corp.*.......................................     1,319       13,203
   Tetra Tech, Inc.*.....................................     1,225       19,196
   United Stationers, Inc.*..............................       721       34,969

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 BUSINESS SERVICES -- 2.2% (CONTINUED)
   URS Corp.*............................................       943   $   35,466
   Vertrue, Inc.*........................................       172        6,077
   Watson Wyatt & Company Holdings.......................       956       26,672
                                                                      ----------
                                                                       1,190,501
                                                                      ----------
 CASINO SERVICES -- 0.0%
   Shuffle Master, Inc.*.................................       760       19,106
                                                                      ----------
 COMMERCIAL SERVICES -- 0.8%
   ABM Industries, Inc...................................     1,061       20,743
   Arbitron, Inc.........................................       675       25,637
   Central Parking Corp..................................       654        8,973
   Chemed Corp...........................................       594       29,510
   Consolidated Graphics, Inc.*..........................       301       14,249
   eFUNDS Corp.*.........................................     1,065       24,964
   Global Payments, Inc..................................     1,514       70,568
   Healthcare Services Group, Inc........................       590       12,219
   Insituform Technologies, Inc.*........................       579       11,215
   Interface, Inc. -- Class A*...........................     1,129        9,280
   Mobile Mini, Inc.*....................................       346       16,400
   Offshore Logistics, Inc.*.............................       507       14,804
   PARAXEL International Corp.*..........................       567       11,487
   Pre-Paid Legal Services, Inc..........................       340       12,991
   Scopus Video Networks, Ltd.*..........................     3,700       22,200
   SOURCECORP, Inc.*.....................................       380        9,112
   StarTek, Inc..........................................       245        4,410
   Steiner Leisure Ltd.*.................................     1,520       54,051
   The Shaw Group, Inc.*.................................     1,811       52,682
   Viad Corp.............................................       520       15,252
   Volt Information Sciences, Inc.*......................       332        6,315
                                                                      ----------
                                                                         447,062
                                                                      ----------
 EDUCATIONAL SERVICES -- 0.3%
   ITT Educational Services, Inc.*.......................     2,950      174,375
                                                                      ----------
 INTERNET SERVICES -- 1.1%
   Avocent Corp.*........................................       450       12,236
   Blue Coat Systems Inc*................................       269       12,299
   Coinstar, Inc.*.......................................       578       13,196
   CPI Corp..............................................        76        1,422
   Digital Insight Corp.*................................       775       24,816
   Internet Security Systems, Inc.*......................     6,751      141,433
   Mantech International Corp. -- Class A*...............       578       16,103
   Miva, Inc.*...........................................       655        3,242
   PC-Tel, Inc.*.........................................       573        5,019
   Secure Computing Corp.*...............................    14,398      176,519
   WebEx Communications, Inc.*...........................       972       21,024
   Websense, Inc.*.......................................     2,450      160,818
                                                                      ----------
                                                                         588,127
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 MEDICAL & HEALTH SERVICES -- 2.5%
   American Healthways, Inc.*............................       781   $   35,340
   AMERIGROUP Corp.*.....................................     1,177       22,904
   AmSurg Corp.*.........................................       636       14,539
   Angelica Corp.........................................       236        3,903
   Centene Corp.*........................................     6,576      172,883
   Cerner Corp.*.........................................       744       67,637
   Cross Country Healthcare, Inc.*.......................       695       12,357
   Dendrite International, Inc.*.........................       908       13,084
   Hooper Holmes, Inc....................................     1,644        4,192
   IDEXX Laboratories, Inc...............................       731       52,617
   Lifepoint Hospitals, Inc.*............................     4,500      168,750
   NDCHealth Corp........................................       785       15,096
   Odyssey Healthcare, Inc...............................       797       14,856
   Pediatrix Medical Group, Inc.*........................     2,191      194,057
   Pharmaceutical Product Development,
    Inc.* ...............................................     1,232       76,322
   Radiation Therapy Services, Inc.*.....................     2,050       72,386
   RehabCare Group, Inc.*................................       312        6,302
   SFBC International, Inc.*.............................       350        5,604
   Sunrise Senior Living, Inc.*..........................       890       30,002
   United Surgical Partners International,
    Inc.* ...............................................     1,021       32,825
   Wellcare Group, Inc.*.................................     8,600      351,310
                                                                      ----------
                                                                       1,366,966
                                                                      ----------
 OIL & GAS FIELD SERVICES -- 1.6%
   Cal Dive International, Inc.*.........................    10,900      391,201
   Foundation Coal Holdings, Inc.........................     2,300       87,400
   Oceaneering International, Inc.*......................       617       30,714
   SEACOR Holdings, Inc.*................................       474       32,279
   TETRA Technologies, Inc.*.............................       738       22,524
   Tidewater, Inc........................................     5,400      240,084
   Veritas DGC, Inc.*....................................       806       28,605
   W-H Energy Services, Inc.*............................       605       20,013
   World Fuel Services Corp..............................       593       19,996
                                                                      ----------
                                                                         872,816
                                                                      ----------
  PRINTING & PUBLISHING -- 0.1%
   Bowne & Co., Inc......................................       783       11,620
   Thomas Nelson, Inc....................................       368        9,071
   Wiley, John & Sons, Inc. -- Class A...................       400       15,616
                                                                      ----------
                                                                          36,307
                                                                      ----------
 SANITARY SERVICES -- 0.3%
   Clean Harbors, Inc.*..................................     2,100       60,501
   Rollins, Inc..........................................     3,845       75,785
   Waste Connections, Inc................................     1,111       38,285
                                                                      ----------
                                                                         174,571
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 TELECOMMUNICATIONS SERVICES -- 0.8%
   Brightpoint, Inc.*....................................     7,042   $  195,275
   Carrier Access Corp.*.................................    13,500       66,690
   Intrado, Inc.*........................................       459       10,566
   Millicom International Cellular SA*...................     2,500       67,100
   Novatel Wireless, Inc.*...............................       675        8,174
   UbiquiTel, Inc.*......................................     6,600       65,274
                                                                      ----------
                                                                         413,079
                                                                      ----------
 TRANSPORTATION -- 1.2%
   Arkansas Best Corp....................................       550       24,024
   EGL, Inc.*............................................     4,040      151,783
   Hub Group, Inc. -- Class A*...........................     5,262      186,012
   Old Dominion Freight Line, Inc.*......................     2,900       78,242
   Pacer International, Inc.*............................     8,100      211,086
                                                                      ----------
                                                                         651,147
                                                                      ----------
  TOTAL SERVICES ..................................................    6,101,603
                                                                      ----------
 TELECOMMUNICATIONS -- 0.2%
   Dobson Communications Corp.*..........................    11,700       87,750
                                                                      ----------
 TRANSPORTATION -- 0.9%
  AIR TRANSPORTATION -- 0.4%
   AirTran Holdings, Inc.*...............................     8,000      128,240
   Frontier Airlines, Inc.*..............................       886        8,187
   Mesa Air Group, Inc.*.................................       820        8,577
   SkyWest, Inc..........................................     4,252      114,209
                                                                      ----------
                                                                         259,213
                                                                      ----------
 MARINE -- 0.1%
   Kirby Corp.*..........................................       592       30,885
                                                                      ----------
 RAILROADS -- 0.1%
   Kansas City Southern Industries, Inc.*................     1,823       44,536
                                                                      ----------
  TRUCKING -- 0.3%
   A.S.V., Inc.*.........................................       589       14,713
   Forward Air Corp......................................       702       25,728
   Heartland Express, Inc................................     1,034       20,980
   Knight Transportation, Inc............................     1,280       26,524
   Landstar System, Inc.*................................     1,407       58,728
                                                                      ----------
                                                                         146,673
                                                                      ----------
  TOTAL TRANSPORTATION ............................................      481,307
                                                                      ----------
 UTILITIES -- 0.1%
  GAS UTILITIES -- 0.1%
   Southern Union Co.*...................................     2,309       54,560
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  UTILITIES -- 0.0%
   South Jersey Industries, Inc..........................       611   $   17,805
                                                                      ----------
  TOTAL UTILITIES .................................................       72,365
                                                                      ----------
 WHOLESALE & RETAIL TRADE -- 10.7%
  MISCELLANEOUS RETAIL STORES -- 0.4%
   Cost Plus, Inc.*......................................       475        8,146
   MSC Industrial Direct Co., Inc. --
    Class A..............................................     4,760      191,447
   Tractor Supply Co.*...................................       832       44,046
                                                                      ----------
                                                                         243,639
                                                                      ----------
  RETAIL -- HAIR SALONS -- 0.2%
   Regis Corp............................................     3,400      131,138
                                                                      ----------
  RETAIL -- MAIL ORDER -- 0.4%
   J. Jill Group, Inc.*..................................     4,445       84,588
   Select Comfort Corp.*.................................     4,503      123,157
                                                                      ----------
                                                                         207,745
                                                                      ----------
  RETAIL APPAREL & ACCESSORY STORES -- 4.5%
   Abercrombie & Fitch Co. -- Class A....................     7,000      456,259
   AnnTaylor Stores Corp.*...............................     4,000      138,080
   Brown Shoe Co., Inc...................................       401       17,014
   Burlington Coat Factory Warehouse Corp................       381       15,320
   Cache, Inc.*..........................................     2,300       39,836
   Christopher & Banks Corp..............................       775       14,555
   Dress Barn, Inc.*.....................................     5,575      215,251
   Foot Locker, Inc......................................     7,200      169,848
   Genesco, Inc.*........................................       481       18,658
   Hot Topic, Inc.*......................................     1,016       14,478
   New York & Co., Inc.*.................................     3,800       80,560
   Pacific Sunwear of California, Inc.*..................    13,900      346,387
   Payless ShoeSource, Inc.*.............................    11,500      288,650
   Stage Stores, Inc.*...................................       585       17,421
   Stein Mart, Inc.......................................       786       14,266
   The Cato Corp. -- Class A.............................       678       14,543
   The Children's Place Retail Stores, Inc.*.............     3,187      157,502
   The Finish Line, Inc. -- Class A......................     1,000       17,420
   The Men's Wearhouse, Inc.*............................     8,243      242,674
   The Stride Rite Corp..................................    12,499      169,486
   Too, Inc.*............................................       751       21,186
                                                                      ----------
                                                                       2,469,394
                                                                      ----------
  RETAIL DRUG STORES -- 0.2%
   Long's Drug Stores Corp...............................     2,999      109,134
                                                                      ----------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  RETAIL EATING & DRINKING PLACES -- 1.5%
   CEC Entertainment, Inc.*................................      791    $ 26,926
   IHOP Corp...............................................      436      20,453
   Jack in the Box, Inc.*..................................    3,801     132,769
   Landry's Restaurants, Inc...............................      465      12,420
   Lone Star Steakhouse & Saloon, Inc......................      443      10,517
   O' Charleys, Inc.*......................................      463       7,181
   P.F. Chang's China Bistro, Inc.*........................      563      27,942
   Panera Bread Co. -- Class A*............................      720      47,290
   Papa John's International, Inc.*........................    1,467      87,008
   RARE Hospitality International, Inc.*...................    5,382     163,559
   Red Robin Gourmet Burgers, Inc.*........................      300      15,288
   Ruby Tuesday, Inc.......................................    4,500     116,505
   Ryan's Restaurant Group, Inc.*..........................      906      10,926
   Sonic Corp.*............................................    1,390      41,005
   The Steak 'n Shake Co.*.................................      599      10,153
   Triarc Cos., Inc. -- Class B............................    1,398      20,760
                                                                        --------
                                                                         750,702
                                                                        --------
  RETAIL FURNITURE STORES -- 0.0%
   Haverty Furniture Cos., Inc.............................      490       6,316
                                                                        --------
  RETAIL GROCERY STORES -- 0.0%
   Great Atlantic & Pacific Tea Co., Inc.*.................      390      12,394
                                                                        --------
  RETAIL MERCHANDISING -- 0.3%
   Fred's, Inc.............................................      859      13,976
   Group 1 Automotive, Inc.*...............................      506      15,904
   Hibbett Sporting Goods, Inc.*...........................      765      21,787
   JAKKS Pacific, Inc.*....................................      574      12,020
   Lenox Group, Inc.*......................................      216       2,860
   The Pantry, Inc.*.......................................    1,500      70,485
   The Pep Boys -- Manny, Moe & Jack.......................    1,244      18,523
                                                                        --------
                                                                         155,555
                                                                        --------
  SPECIALTY RETAIL STORES -- 1.1%
   Aaron Rents, Inc........................................    1,084      22,851
   Barnes & Noble, Inc.....................................    6,500     277,355
   Casey's General Stores, Inc.............................    1,091      27,057
   Cash America International, Inc.........................    1,522      35,295
   Conn's, Inc.*...........................................    1,800      66,366
   Guitar Center, Inc.*....................................      551      27,556
   Hancock Fabrics, Inc....................................      268       1,091
   Jo-Ann Stores, Inc.*....................................      495       5,841
   Linens `N Things, Inc.*.................................      984      26,174
   Movie Gallery, Inc......................................      676       3,792
   School Specialty, Inc.*.................................      496      18,074
   Sonic Automotive, Inc...................................      905      20,163
   Standard Register Co....................................      625       9,881
   The Nautilus Group, Inc.................................      716      13,361
   Zale Corp.*.............................................    1,212      30,482
                                                                        --------
                                                                         585,339
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager Small-Cap Fund(1)
-------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  WHOLESALE -- GROCERIES & RELATED PRODUCTS -- 0.4%
   Ruddick Corp.........................................    9,300    $   197,904
   United Natural Foods, Inc.*..........................      872         23,021
                                                                     -----------
                                                                         220,925
                                                                     -----------
  WHOLESALE -- INDUSTRIAL SUPPLIES -- 0.6%
   Hughes Supply, Inc...................................    1,548         55,496
   Lawson Products, Inc.................................      203          7,661
   Wesco International, Inc.*...........................    6,150        262,790
                                                                     -----------
                                                                         325,947
                                                                     -----------
  WHOLESALE -- LUMBER & CONSTRUCTION MATERIAL -- 0.1%
   Building Materials Holding Corp......................    1,031         70,325
                                                                     -----------
  WHOLESALE MISCELLANEOUS -- 0.9%
   BJ's Wholesale Club, Inc.*...........................    4,600        135,976
   Nash Finch Co........................................      295          7,517
   Owens & Minor, Inc...................................    4,732        130,272
   Performance Food Group Co.*..........................      903         25,618
   ScanSource, Inc.*....................................      275         15,037
   Watsco, Inc..........................................    3,282        196,296
                                                                     -----------
                                                                         510,716
                                                                     -----------
  WHOLESALE-SPORTING & RECREATION GOODS -- 0.1%
   SCP Pool Corp........................................    1,205         44,850
                                                                     -----------
  TOTAL WHOLESALE & RETAIL TRADE .................................     5,844,119
                                                                     -----------
  TOTAL COMMON STOCK
   (Cost $41,294,543) ............................................    51,099,057
                                                                     -----------

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
EXCHANGE TRADED FUNDS -- 5.7%
   iShares S&P SmallCap 600 Growth
     Index Fund (Cost $3,017,506) .....................     27,025   $ 3,138,684
                                                                     -----------
SHORT-TERM INVESTMENTS -- 1.7%
 SHORT-TERM INVESTMENTS -- 1.8%
   BlackRock Liquidity Funds TempCash
    Portfolio -- Institutional Series..................    481,514       481,514
   BlackRock Liquidity Funds TempFund
    Portfolio -- Institutional Series..................    481,510       481,510
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $963,024) ...............................................       963,024
                                                                     -----------
  TOTAL INVESTMENTS -- 100.0%
   (Cost $45,275,073) ............................................   $55,200,765
                                                                     ===========

-----------------
*   Non-income producing security.

(1) Formerly, the Wilmington Small Cap Strategic Allocation Fund.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
COMMON STOCK -- 99.1%
 AUSTRALIA -- 4.2%
   AMP, Ltd. (Insurance)................................     37,554   $  211,712
   Australia & New Zealand Banking Group, Ltd.
     (Financial Services)...............................     15,925      279,607
   Australian Stock Exchange, Ltd. (Financial Services).     51,074    1,216,877
   AXA Asia Pacific Holdings, Ltd. (Insurance)..........     54,000      201,104
   BHP Billiton, Ltd. (Metals & Mining).................    201,061    3,353,301
   Brambles Industries, Ltd. (Diversified-Commercial
     Services)..........................................     85,057      631,036
   Coles Myer, Ltd. (Specialty Retail Stores)...........      4,805       35,965
   Commonwealth Bank of Australia (Banks)...............     86,024    2,695,995
   CSL, Ltd. (Pharmaceutical Preparations)..............     19,774      616,094
   DB RREEF Trust (Financial Services)..................    410,914      418,725
   General Property Trust (Real Estate).................    128,051      384,884
   Investa Property Group (Real Estate).................    406,332      591,296
   James Hardie Industries NV (Building & Construction
     Materials).........................................      5,164       34,072
   Leighton Holdings, Ltd. (Building & Construction
     Materials).........................................     78,682    1,031,350
   Lend Lease Corp., Ltd. (Real Estate).................     20,072      213,070
   Macquarie Airports (Transportation Services).........    466,074    1,083,122
   Mayne Pharma Ltd.* (Pharmaceutical Preparations).....    215,097      400,527
   National Australia Bank, Ltd. (Banks)................     19,572      464,883
   Newcrest Mining, Ltd. (Metals & Mining)..............    131,170    2,336,706
   News Corp.- Class B (Broadcasting & Publishing)......     90,881    1,509,533
   Patrick Corp., Ltd. (Transportation-Road & Rail).....     60,186      326,506
   Qantas Airways, Ltd. (Transportation-Airlines).......    143,896      426,180
   Rinker Group, Ltd. (Building & Construction
     Materials).........................................     25,068      302,308
   Rio Tinto, Ltd. (Metals & Mining)....................     68,957    3,488,116
   Santos, Ltd. (Oil & Gas-Exploration & Production)....    134,141    1,204,650
   Stockland Trust Group (Real Estate)..................     20,720       98,734

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 AUSTRALIA -- (CONTINUED)
   Symbion Health Ltd. (Pharmaceutical Preparations)...    172,085   $   445,329
   Telstra Corp., Ltd. (Telecommunications)............    128,303       369,652
   Westpac Banking Corp., Ltd. (Banks).................     16,753       279,407
   Woolworths, Ltd. (Retail Food Stores)...............     43,552       537,986
                                                                     -----------
  TOTAL AUSTRALIA ................................................    25,188,727
                                                                     -----------
 AUSTRIA -- 1.4%
   Erste Bank der oesterreichischen Sparkassen AG
     (Banks)...........................................      6,034       336,107
   Flughafen Wien AG (Transportation Services).........      5,222       373,967
   Immofinanz Immobilien Anlagen AG* (Real Estate).....    119,702     1,149,305
   Oesterreichische Elektrizitaetswirtschafts AG
     (Verbund) -- Class A (Electric Companies &
     Systems)..........................................        518       184,774
   OMV AG (Petroleum Refining).........................     38,464     2,254,097
   Raiffeisen International Bank-Holding AG* (Banks)...     22,125     1,455,058
   Telekom Austria AG (Telecommunications).............     50,017     1,125,082
     Voestalpine AG (Iron & Steel).....................      8,589       865,845
   Wienerberger AG (Building & Construction Materials).     10,030       401,357
                                                                     -----------
  TOTAL AUSTRIA ..................................................     8,145,592
                                                                     -----------
 BELGIUM -- 1.5%
   Almancora Comm. Va. (Financial Services)............      6,207       679,730
   Fortis (Financial Services).........................    147,481     4,705,522
   InBev NV (Beverages)................................      7,609       331,233
   KBC Bancassurance Holding NV (Banks)................     32,807     3,054,768
                                                                     -----------
  TOTAL BELGIUM ..................................................     8,771,253
                                                                     -----------
 BRAZIL -- 0.0%
   Aracruz Celulose SA, ADR (Paper & Forest Products)..      6,220       248,862
   Companhia Vale do Rio Doce (CVRD)* (Metals & Mining)      3,200             0
                                                                     -----------
  TOTAL BRAZIL ...................................................       248,862
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 CANADA -- 0.1%
   Bema Gold Corp.* (Metals & Mining)..................     59,989   $   173,911
   Centerra Gold, Inc.* (Metals & Mining)..............        985        23,853
   Eldorado Gold Corp.* (Metals & Mining)..............     44,150       216,107
   Ivanhoe Mines, Ltd.* (Metals & Mining)..............      4,496        32,295
                                                                     -----------
  TOTAL CANADA ...................................................       446,166
                                                                     -----------
 CZECH REPUBLIC -- 0.7%
   Komercni Banka as (Banks)...........................     30,230     4,233,444
                                                                     -----------
 DENMARK -- 0.8%
   Alk-Abello A/S* (Pharmaceutical Preparations).......      2,255       241,173
   Danske Bank A/S (Financial Services)................     27,537       970,043
   H. Lundbeck A/S (Pharmaceutical Preparations).......     45,400       940,130
   Novo Nordisk A/S -- Class B (Pharmaceutical
     Preparations).....................................      2,813       158,237
   Royal Unibrew A/S (Beverages).......................      2,075       175,167
   TDC A/S (Telecommunications)........................     33,039     1,979,089
   Vestas Wind Systems A/S* (Energy Equipment &
     Services).........................................     24,892       408,810
                                                                     -----------
  TOTAL DENMARK ..................................................     4,872,649
                                                                     -----------
 FINLAND -- 1.0%
   Fortum Oyj (Oil & Gas-Exploration & Production).....     23,633       443,187
   Nokia Oyj (Telecommunications)......................    285,563     5,223,281
   Stockmann Oyj Abp (Specialty Retail Stores).........      5,550       213,742
                                                                     -----------
  TOTAL FINLAND ..................................................     5,880,210
                                                                     -----------
 FRANCE -- 9.7%
   Accor SA (Hotels, Other Lodging Places).............      2,317       127,444
   Alcatel SA -- Class A* (Telecommunications).........     78,078       967,806
   Alstom (Transport Infrastructure)...................      3,019       173,776
   Atos Origin SA* (Computer Services).................      4,778       314,792
   BNP Paribas SA (Financial Services).................    135,851    10,992,951
   Bouygues SA (Misc. Manufacturing Industries)........    207,951    10,167,730

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 FRANCE -- (CONTINUED)
   Business Objects SA* (Enterprise Software/Services)...     2,023   $   81,886
   Carrefour SA (Retail Food Stores).....................     5,724      268,218
   Compagnie de Saint-Gobain (Building & Construction
     Materials)..........................................     9,937      591,159
   Electricite de France (EDF)* (Electric Companies &
   Systems)..............................................     7,946      300,843
   Eurazeo (Financial Services)..........................     2,582      269,458
   European Aeronautic Defence and Space Co. (EADS)
     (Aerospace & Defense)...............................    58,495    2,209,136
   France Telecom SA (Telecommunications)................    49,511    1,230,345
   Generale de Sante (Health Care Providers & Service)...     5,809      200,128
   Groupe Danone (Food Beverage).........................     4,838      505,468
   JC Decaux SA* (Advertising)...........................    13,233      308,630
   Klepierre (Real Estate)...............................       268       25,161
   L' Air Liquide SA (Misc. Manufacturing Industries)....     7,145    1,374,575
   Lafarge SA (Building Materials & Components)..........    30,338    2,729,691
   Lagardere SCA (Broadcasting & Publishing).............     3,989      306,966
   LVMH Moet Hennessy Louis Vuitton SA
     (Diversified-Industrial & Consumer Products)........    33,488    2,975,451
   Pernod-Ricard SA (Beverages)..........................    11,602    2,024,619
   Pinault-Printemps-Redoute SA (Retail Department
     Stores).............................................    10,574    1,191,135
   Publicis Groupe SA (Advertising)......................     8,692      302,538
   Renault SA (Automobiles)..............................     5,626      458,915
   Sanofi-Synthelabo SA (Pharmaceutical Preparations)....    42,784    3,748,228
   Schneider Electric SA (Electrical Machinery, Equipment
     & Supplies).........................................     5,531      493,401
   Societe BIC SA (Consumer Products)....................     7,151      425,418
   Societe Television Francaise 1 (Broadcasting &
     Publishing).........................................    38,933    1,080,410
   Sodexho Alliance SA (Retail Eating & Drinking Places).    66,190    2,726,996
   Suez SA (Water Supply & Other Sanitary Services)......    43,706    1,360,848
   Total SA (Petroleum Refining).........................    18,700    4,697,858

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 FRANCE -- (CONTINUED)
   Union du Credit-Bail Immobilier (Unibail) (Real
     Estate)...........................................        308   $    40,985
   Valeo SA (Auto Parts & Equipment)...................     20,072       746,400
   Vinci SA (Building & Construction Materials)........     11,393       979,911
   Vivendi Universal SA (Commercial Services)..........     61,677     1,932,084
                                                                     -----------
  TOTAL FRANCE ...................................................    58,331,360
                                                                     -----------
 GERMANY -- 7.7%
   Adidas-Salomon AG (Sporting & Athletic Goods).......      4,960       939,539
   Allianz AG (Insurance)..............................      3,415       517,261
   BASF AG (Chemical & Allied Products)................    134,117    10,274,677
   Commerzbank AG (Banks)..............................     51,348     1,581,772
   Continental AG (Tire & Rubber)......................      3,473       308,293
   DaimlerChrysler AG (Automobiles)....................     10,523       537,443
   Daxex Index Fund (Index Fund).......................     83,148     5,126,674
   Deutsche Bank AG (Financial Services)...............     32,870     3,187,106
   Deutsche Boerse AG (Financial Services).............      7,335       751,675
   Deutsche Post AG (Transportation Services)..........     52,800     1,280,197
   Deutsche Postbank AG (Banks)........................      5,965       346,035
   Deutsche Telekom AG (Telecommunications)............     45,881       764,801
   E.On AG (Electric Companies & Systems)..............     15,154     1,567,841
   Fraport AG (Transportation Services)................     56,717     3,014,897
   Fresenius AG (Precision Instruments & Medical
     Supplies).........................................      3,488       437,719
   Fresenius Medical Care AG (Precision Instruments &
   Medical Supplies)...................................     13,345     1,406,117
   Henkel KGaA (Cosmetics and Toiletries)..............      6,889       640,560
   Hypo Real Estate Holding AG (Banks).................      5,702       296,890
   IVG Immobilien AG (Real Estate).....................      7,238       151,757
   KarstadtQuelle AG (Retail Department Stores)........     10,642       161,645
   Linde AG (Misc. Industrial Machinery & Equipment)...      9,823       764,865
   MAN AG (Misc. Industrial Machinery & Equipment).....      2,950       157,441

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 GERMANY -- (CONTINUED)
   Merck KGaA (Pharmaceutical Preparations)............     61,096   $ 5,059,568
   Metro AG (Specialty Retail Stores)..................      6,376       307,979
   Muenchener Rueckversicherungs-Gesellschaft AG
     (Insurance).......................................      2,493       337,587
   RWE AG (Electric & Gas Utilities)...................     28,538     2,113,313
   Schering AG (Pharmaceutical Preparations)...........     30,418     2,038,262
   Siemens AG (Diversified-Industrial & Consumer
     Products).........................................     24,481     2,098,363
                                                                     -----------
  TOTAL GERMANY ..................................................    46,170,277
                                                                     -----------
 GREECE -- 0.7%
   Alpha Bank AE (Banks)...............................     11,900       347,982
   Bank of Cyprus, Ltd. (Banks)........................     21,360       116,325
   Hellenic Telecommunications Organization SA (OTE)*
     (Telecommunications)..............................    125,062     2,665,083
   Intracom SA (Telecommunications)....................     40,350       267,513
   National Bank of Greece SA (Banks)..................     21,611       921,065
   Technical Olympic SA (Building & Construction)......      4,420        24,594
                                                                     -----------
  TOTAL GREECE ...................................................     4,342,562
                                                                     -----------
 HONG KONG -- 1.1%
   ASM Pacific Technology, Ltd. (Misc. Industrial
     Machinery & Equipment)............................     45,000       253,913
   Beijing Capital International Airport Co., Ltd.
     (Transportation Services).........................    180,000        82,413
   BOC Hong Kong (Holdings), Ltd. (Banks)..............    161,500       310,351
   Cathay Pacific Airways, Ltd.
     (Transportation-Airlines).........................     74,000       129,320
   Cheung Kong (Holdings), Ltd. (Real Estate)..........     73,000       748,956
   China Merchants Holdings International Co., Ltd.
     (Transportation Services).........................    137,912       299,706
   Clear Media, Ltd.* (Commercial Services)............    153,000       124,316
   CLP (Holdings), Ltd. (Electric Companies & Systems).     89,500       519,433
   Hongkong Electric (Holdings), Ltd. (Electric
     Companies & Systems)..............................     47,000       232,768


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                           Shares      (Note 2)
                                                          ---------   ----------
 HONG KONG -- (CONTINUED)
   Hutchinson Whampoa, Ltd. (Diversified-Industrial &
     Financial Services)..............................       76,000   $  723,865
   Kerry Properties, Ltd. (Real Estate)...............       72,000      190,826
   Orient Overseas International, Ltd. (Transportation
     Services)........................................       12,000       40,703
   Sino Land Co., Ltd. (Real Estate)..................       14,000       16,973
   SmarTone Telecommunications (Holdings), Ltd.
     (Telecommunications).............................       38,500       44,937
   Swire Pacific, Ltd. (Diversified-Industrial &
     Financial Services)..............................       18,000      161,576
   Television Broadcasts, Ltd. (Telecommunications)...      115,000      611,067
   Texwinca Holdings Ltd. (Textiles & Apparel)........      224,854      162,399
   The Wharf (Holdings), Ltd. (Real Estate)...........      177,000      625,486
   Weiqiao Textile Co., Ltd. (Textiles & Apparel).....      239,998      328,101
   Wing Hang Bank, Ltd. (Financial Services)..........       23,500      169,120
   Wumart Stores, Inc. (Retail Food Stores)...........       91,631      176,085
   Yue Yuen Industrial (Holdings), Ltd. (Footwear &
     Related Apparel).................................      161,039      449,658
                                                                      ----------
  TOTAL HONG KONG .................................................    6,401,972
                                                                      ----------
 HUNGARY -- 0.3%
   EGIS Rt. (Pharmaceutical Preparations).............        4,172      439,106
   Magyar Tavkozlesi Rt. (Matav) (Telecommunications).      132,534      593,521
     OTP Bank Rt. (Banks).............................       27,433      896,239
                                                                      ----------
  TOTAL HUNGARY ...................................................    1,928,866
                                                                      ----------
 INDONESIA -- 0.2%
   PT Indofood Sukses Makmur Tbk (Food & Beverage)....      523,500       48,462
   PT Semen Gresik (Persero) Tbk (Building &
     Construction Materials)..........................       93,824      169,895
   PT Telekomunikasi Indonesia (Telecommunications)...    1,261,610      757,223
                                                                      ----------
  TOTAL INDONESIA .................................................      975,580
                                                                      ----------

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 IRELAND -- 0.4%
   Allied Irish Banks PLC (London) (Banks)..............     20,816   $  447,534
   Bank of Ireland (London) (Banks).....................      7,660      120,613
   Celtic Resources Holdings PLC* (Metals & Mining).....     17,856       57,141
   CRH PLC (Building & Construction Materials)..........      5,183      152,483
   Dragon Oil PLC* (Oil & Gas-Exploration & Production).    163,878      559,671
   Fyffes PLC (Food & Beverage).........................    218,519      595,017
   Greencore Group PLC (Dublin) (Food & Beverage).......     33,538      133,410
   Independent Newspapers PLC (Broadcasting &
     Publishing)........................................      9,122       27,431
   Irish Life & Permanent PLC (Financial Services)......      4,349       88,868
   Kerry Group PLC (Food & Beverage)....................     18,113      401,215
                                                                      ----------
  TOTAL IRELAND ...................................................    2,583,383
                                                                      ----------
 ITALY -- 4.2%
   Assicurazioni Generali SPA (Insurance)...............     41,718    1,457,984
   Banca Intesa SPA (Banks).............................    729,167    3,604,097
   Banca Monte dei Paschi di Siena SPA (Banks)..........    296,256    1,384,530
   Banca Popolare dell'Emilia Romagna Scrl (Banks)......      3,442      175,631
   Banca Popolare di Milano Scrl (BPM) (Banks)..........    123,270    1,350,662
   Banca Popolare di Sondrio Scrl (Banks)...............     10,505      152,227
   Banche Popolari Unite Scrl (Banks)...................     28,114      616,420
   Banco Popolare di Verona e Novara Scrl (Banks).......     25,147      508,793
   Beni Stabili SPA (Real Estate).......................    149,930      144,575
   Buzzi Unicem SPA (Building & Construction Materials).     44,697      699,556
   Capitalia SPA (Banks)................................     82,305      476,484
   Cassa di Risparmio di Firenze SPA (Carifirenze)
     (Banks)............................................    286,315      847,417
   Credito Emiliano SPA (Banks).........................     76,433      852,855
   Eni SPA (Petroleum Refining).........................     47,735    1,324,104
   Fiat SPA* (Automobiles)..............................     46,254      403,032

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 ITALY -- (CONTINUED)
   Finmeccanica SPA (Aerospace & Defense)..............    284,645   $ 5,509,780
   Geox SPA (Footwear & Related Apparel)...............     13,586       149,504
   IntesaBci SPA (Banks)...............................    177,520       940,488
   Luxottica Group SPA (Optical Instruments & Lenses)..      9,865       250,283
   Parmalat SPA* (Food & Beverage).....................    119,464       291,705
   UniCredito Italiano SPA (Banks).....................    548,864     3,768,822
                                                                     -----------
  TOTAL  ITALY ...................................................    24,908,949
                                                                     -----------
 JAPAN -- 20.2%
   Aderans Co., Ltd. (Cosmetics & Toiletries)..........     15,700       471,260
   Aeon Credit Service Co., Ltd. (Financial Services)..      5,851       553,671
   Aiful Corp. (Financial Services)....................     11,225       937,519
   Aisin Seiki Co., Ltd. (Auto Parts & Equipment)......      6,800       249,663
   Alps Electric Co., Ltd. (Electronic Equipment &
     Components).......................................     20,600       286,987
   Amada Co. (Misc. Manufacturing Industries)..........    333,000     2,936,533
   Aoyama Trading Co., Ltd. (Retail Apparel & Accessory
     Stores)...........................................     42,500     1,437,868
   Asahi Breweries, Ltd. (Beverages)...................     12,157       148,335
   Astellas Pharma, Inc. (Pharmaceutical Preparations).      3,425       133,591
   Autobacs Seven Co., Ltd. (Auto Parts & Equipment)...        600        31,492
   Bridgestone Corp. (Tire & Rubber)...................     12,000       249,799
   Canon, Inc. (Computer & Office Equipment)...........     63,681     3,725,772
   Chubu Electric Power Co., Inc. (Electric Companies &
     Systems)..........................................     41,500       988,807
   Credit Saison Co., Ltd. (Financial Services)........     21,561     1,076,816
   Dai Nippon Printing Co., Ltd. (Commercial Printing). 219,000 3,899,606 Daikin Industries, Ltd. (Appliances & Household
     Durables).........................................     10,900       318,862
   Daiwa Securities Group, Inc. (Financial Services)...    180,000     2,040,616

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 JAPAN -- (CONTINUED)
   Denso Corp. (Auto Parts & Equipment).................     16,948   $  584,885
   Dentsu, Inc. (Advertising)...........................         53      172,570
   East Japan Railway Co., Ltd. (Transportation-Road &
     Rail)..............................................         69      474,490
   Exedy Corp. (Auto Parts & Equipment).................      3,600      100,733
   Fanuc Ltd. (Electrical Machinery, Equipment &
     Supplies)..........................................      3,800      322,534
   Fuji Photo Film Co., Ltd. (Photographic Equipment &
     Supplies)..........................................     10,883      359,891
   Fuji Television Network, Inc. (Broadcasting &
     Publishing)........................................        325      818,459
   Fujitsu, Ltd. (Computer Equipment)...................     19,000      144,673
   Gunze Ltd.* (Apparel Manufacturers)..................    264,000    1,755,001
   Hankyu Department Stores, Inc. (Retail Department
     Stores)............................................    196,000    1,711,790
   Hitachi Capital Corp. (Financial Services)...........     13,600      270,997
   Hitachi, Ltd. (Electronics)..........................    601,500    4,054,712
   Hokkaido Electric Power Co. (Electric Companies &
     Systems)...........................................      1,200       24,420
   Honda Motor Co., Ltd. (Automobiles)..................    111,284    6,350,458
   Ibiden Co., Ltd. (Electronic Equipment & Components). 9,900 530,530 ITOCHU Corp. (Diversified-Industrial & Consumer
     Products)..........................................     57,000      475,584
   JAFCO Co., Ltd. (Financial Services).................      2,300      205,359
   Japan Real Estate Investment Corp. (Real Estate).....          5       41,209
   Japan Retail Fund Investment Corp. (Real Estate).....          9       69,903
   Japan Tobacco, Inc. (Tobacco)........................         62      904,227
   Kinden Corp. (Commercial Services)...................      4,000       36,122
   Kirin Brewery Co., Ltd. (Beverages)..................     29,000      338,110
   Koito Manufacturing Co., Ltd. (Auto Parts &
     Equipment).........................................     18,489      284,072
   Kyowa Hakko Kogyo Co., Ltd. (Pharmaceutical
     Preparations)......................................    222,000    1,549,209
   Kyushu Electric Power Co., Inc. (Electric Companies &
     Systems)...........................................     11,600      251,800
   Leopalace21 Corp. (Real Estate)......................      4,795      174,016
   Makita Corp. (Electrical Machinery, Equipment, &
     Supplies)..........................................     36,800      904,905
   Marubeni Corp. (Misc. Manufacturing Industries)......    167,000      896,350

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 JAPAN -- (CONTINUED)
   Matsushita Electric Industrial Co., Ltd. (Appliances
     & Household Durables)..............................    397,061   $7,659,420
   Matsushita Electric Works, Ltd. (Electrical
   Machinery, Equipment & Supplies).....................    147,000    1,373,587
   Mitsubishi Chemical Holdings Corp. (Chemicals &
     Allied Products)...................................    322,500    2,031,776
   Mitsubishi Tokyo Financial Group, Inc. (MTFG)
     (Financial Services)...............................        272    3,685,013
   Mitsui Chemicals, Inc. (Chemical & Allied Products)..    470,000    3,160,300
   Mitsui Fudosan Co., Ltd. (Real Estate)...............     17,923      363,977
   Mitsui Trust Holdings, Inc. (Banks)..................    100,000    1,200,661
   Mizuho Financial Group, Inc. (Banks).................        351    2,785,738
   Ngk Spark Plug Co. (Auto Parts & Equipment)..........     20,000      432,442
   Nikkei 225 ETF (Index Fund)..........................     29,526    4,045,789
   Nikko Cordial Corp. (Financial Services).............     19,501      308,881
   Nintendo Co., Ltd. (Recreation, Other Consumer Goods)      3,000      362,488
   Nippon Building Fund, Inc. (Real Estate).............         10       84,369
   Nippon Oil Corp. (Petroleum Refining)................    390,000    3,025,819
   Nippon Steel Corp. (Iron & Steel)....................    902,000    3,212,278
   Nippon Telegraph & Telephone Corp.
     (Telecommunications)...............................        867    3,940,408
   Nippon Yusen Kabushiki Kaisha
     (Transportation-Shipping)..........................    107,000      733,082
   Nissan Motor Co., Ltd. (Automobiles).................     12,874      130,448
   Nisshin Steel Co., Ltd. (Iron & Steel)...............     80,000      258,447
   Nitto Denko Corp. (Chemical & Allied Products).......     10,800      841,582
   Nomura ETF -- Tokyo Price Index (TOPIX) (Index Fund). 340,200 4,797,156 Nomura Holdings, Inc. (Security & Commodity Brokers,
     Dealers & Services)................................     49,069      940,314
   Nomura Real Estate Office Fund, Inc. (Real Estate)...          4       28,490
   Nomura Research Institute, Ltd. (Computer Services
     Software & Systems)................................      2,500      306,313
   NSK Ltd. (Metal Products)............................     23,000      157,188

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 JAPAN -- (CONTINUED)
   NTT Data Corp. (Computer Services Software & Systems)         35   $  174,206
   ORIX Corp. (Financial Services)......................      4,100    1,044,686
   Ricoh Co., Ltd. (Computer & Office Equipment)........     33,000      577,818
   Secom Co., Ltd. (Safety Protection)..................      8,000      418,536
   Sega Sammy Holdings, Inc. (Recreation, Other Consumer
     Goods).............................................      7,700      257,896
   Seven And I Holdings Co., Ltd. (Retail Food Stores)..     15,932      682,211
   Sharp Corp. (Electronics)............................     39,000      593,259
   Shimachu Co. Ltd. (Retail Building Materials)........     23,100      701,217
   Shionogi & Co., Ltd. (Pharmaceutical Preparations)... 173,000 2,436,537 SMC Corp. (Electrical Machinery, Equipment &
     Supplies)..........................................      2,091      298,752
   Sompo Japan Insurance, Inc. (Insurance)..............    416,000    5,626,150
   Sony Corp. (Electronics).............................     33,190    1,356,474
   Sumitomo Corp. (Diversified-Industrial & Consumer
     Products)..........................................     23,771      307,379
   Sumitomo Electric Industries, Ltd. (Electrical
   Machinery, Equipment & Supplies).....................    122,600    1,861,844
   Sumitomo Mitsui Financial Group, Inc. (Banks)........        651    6,899,986
   Sumitomo Rubber Industries, Ltd. (Tire & Rubber).....     12,000      170,942
   Suzuki Motor Corp. (Automobiles).....................      8,200      151,923
   Takeda Chemical Industries, Ltd. (Pharmaceutical
     Preparations)......................................      7,100      384,093
   Takefuji Corp. (Financial Services)..................      1,320       89,653
   TDK Corp. (Electronic Equipment & Components)........      2,900      199,915
   The Bank of Fukuoka, Ltd. (Banks)....................     12,000      102,667
   The Bank of Yokohama, Ltd. (Banks)...................     70,000      572,773
   The Chiba Bank, Ltd. (Banks).........................     11,000       92,246
   The Gunma Bank, Ltd. (Banks).........................     16,000      118,302
   The Sumitomo Trust and Banking Co., Ltd. (Financial
     Services)..........................................     50,756      518,599
   Toppan Printing Co., Ltd. (Commercial Printing)......     34,000      397,270
   Toshiba Corp. (Electronics)..........................     82,198      490,672


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                          Shares      (Note 2)
                                                          -------   ------------
 JAPAN -- (CONTINUED)
   Tostem Inax Holding Corp. (Building & Construction
     Materials).......................................      7,585   $    151,784
   Toyo Suisan Kaisha, Ltd. (Food & Beverage).........     48,000        774,935
   Toyota Motor Corp. (Automobiles)...................     60,812      3,155,717
   Trend Micro, Inc.* (Internet Services).............      4,000        151,270
   Yamaha Motor Co., Ltd. (Motorcycles, Bicycles &
     Parts)...........................................     50,300      1,313,639
   Yamato Transport Co., Ltd. (Transportation
     Services)........................................      5,560         92,215
                                                                    ------------
  TOTAL JAPAN ...................................................    121,325,738
                                                                    ------------
 LUXEMBOURG -- 0.0%
   Millicom International Cellular SA*
     (Telecommunications).............................      5,856        157,175
                                                                    ------------
 MEXICO -- 0.4%
   Consorcio ARA SA de CV (Real Estate)...............     14,910         65,207
   Fomento Economico Mexicano SA de CV (Beverages)....     56,210        407,070
   Fomento Economico Mexicano SA de CV, ADR
     (Beverages)......................................     14,678      1,064,302
   Grupo Financiero Banorte SA de CV (Financial
     Services)........................................    268,112        555,262
   Urbi, Desarrollos Urbanos SA de CV* (Real Estate)..     16,666        115,208
                                                                    ------------
  TOTAL MEXICO ..................................................      2,207,049
                                                                    ------------
 NETHERLANDS -- 4.9%
   Aegon NV (Insurance)...............................     99,378      1,617,729
   Corio NV (Real Estate).............................      1,249         67,872
   Euronext NV (Financial Services)...................     10,741        559,513
   Fortis (Financial Services)........................     20,027        637,558
   Heineken NV (Beverages)............................     20,590        652,800
   ING Groep NV (Financial Services)..................     57,690      2,001,157
   Koninklijke (Royal) KPN NV (Telecommunications)....    150,960      1,513,764
   Koninklijke (Royal) Philips Electronics NV
     (Electronics)....................................    262,896      8,170,077
   Rodamco Europe NV (Real Estate)....................      3,400        282,974
   Royal Dutch Shell PLC (Petroleum Refining).........    243,698      7,437,857
   Royal Numico NV* (Food & Beverage).................     11,502        476,328

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 NETHERLANDS -- (CONTINUED)
   TNT NV (Transportation Services)....................     48,200   $ 1,506,482
   Unilever NV (Food & Household Products).............     56,170     3,846,987
   VNU NV (Broadcasting & Publishing)..................      8,954       296,923
                                                                     -----------
  TOTAL NETHERLANDS ..............................................    29,068,021
                                                                     -----------
 NEW ZEALAND -- 0.1%
   Auckland International Airport, Ltd. (Transportation
     Services).........................................    161,420       218,247
   Contact Energy, Ltd. (Electric & Gas Utilities).....      4,361        19,744
   Fletcher Building, Ltd. (Building & Construction
     Materials)........................................     51,148       263,694
   The Warehouse Group, Ltd. (Retail Department Stores)     95,241       230,875
                                                                     -----------
  TOTAL NEW ZEALAND ..............................................       732,560
                                                                     -----------
 NORWAY -- 1.3%
   Acta Holding ASA (Financial Services)...............     43,000       114,041
   DnB Holding ASA (Financial Services)................     15,210       162,257
   Norsk Hydro ASA (Misc. Manufacturing Industries)....     30,396     3,120,980
   Orkla ASA (Food & Beverage).........................     36,578     1,514,757
   Statoil ASA (Oil & Gas-Exploration & Production)....    119,234     2,738,250
   Telenor ASA (Telecommunications)....................     14,899       146,246
                                                                     -----------
  TOTAL NORWAY ...................................................     7,796,531
                                                                     -----------
 PERU -- 0.0%
   Southern Copper Corp. (Metals & Mining)                   2,799       187,477
                                                                     -----------
 PHILIPPINES -- 0.0%
   Philippine Long Distance Telephone Co., ADR
     (Telecommunications)..............................      6,600       221,364
                                                                     -----------
 POLAND -- 2.1%
   Agora SA (Broadcasting & Publishing)................     13,493       286,612
   Bank Pekao SA (Banks)...............................     76,308     4,099,235
   Bank Przemyslowo-Handlowy PBK SA (Banks)............      7,056     1,630,221
   Bank Zachodni WBK SA (Banks)........................      7,949       346,263
   Budimex SA* (Building & Construction Materials).....     18,661       221,173

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
 POLAND -- (CONTINUED)
   CCC SA* (Footwear & Related Apparel)..............       14,855   $   142,680
   Cersanit-Krasnystaw SA* (Personal Products).......       62,860       270,919
   Grupa Kety SA (Aluminum)..........................        4,994       192,943
   Inter Cars SA (Auto Parts & Equipment)............        6,116        44,811
   Inter Groclin Auto SA* (Auto Parts & Equipment)...        2,415        47,581
   Polska Grupa Farmaceutyczna (Retail Drug Stores)..        4,926        92,049
   Powszechna Kasa Oszczednosci Bank Polski SA
     (Financial Services)............................      471,542     4,209,744
   Sanockie Zaklady Przemyslu Gumowego Stomil SA*
     (Auto Parts & Equipment)........................        1,599        65,469
   Sniezka SA (Building & Construction Materials)....       11,042        91,780
   Telekomunikacja Polska SA (Telecommunications)....      110,637       796,991
   ZM Duda SA* (Food & Beverage).....................       80,007       268,467
                                                                     -----------
  TOTAL POLAND ...................................................    12,806,938
                                                                     -----------
 PORTUGAL -- 0.3%
   Banco Comercial Portugues SA (BCP) (Financial
     Services).......................................      412,015     1,136,532
   Electricidade de Portugal SA (EDP) (Electric
     Companies & Systems)............................        7,911        24,351
   Jeronimo Martins, SGPS, SA (Retail Food Stores)...        5,635        84,725
   Portugal Telecom, SGPS, SA (Telecommunications)...       30,378       307,495
   Sonae, SGPS, SA (Divsified-Industrial & Financial
     Services).......................................       62,890        87,857
   Sonae, SGPS, SA -- Rights* (Diversified-Industrial
     & Financial Services)...........................       62,890        32,306
                                                                     -----------
  TOTAL PORTUGAL .................................................     1,673,266
                                                                     -----------
 ROMANIA -- 0.4%
   Impact SA (Building & Construction Materials).....      616,687        89,168
   Rolast AG* (Tire & Rubber)........................    1,114,500        27,574
   Romanian Development Bank (Banks).................      129,600       570,504

                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
 ROMANIA -- (CONTINUED)
   SIF 1 Banat-Crisana Arad (Index Fund).............       60,000   $    47,233
   SIF 2 Moldova Bacau (Index Fund)..................       65,000        46,992
   SIF 3 Transilvania Brasov (Index Fund)............       49,000        33,063
   SIF 4 Muntenia Bucuresti (Index Fund).............       90,500        49,725
   SIF 5 Oltenia Craiova (Index Fund)................       57,500        47,482
   SNP Petrom SA* (Oil & Gas-Exploration &
     Production).....................................    9,702,534     1,487,087
   Socep Constanta* (Transportation-Shipping)........      652,000        43,995
                                                                     -----------
  TOTAL ROMANIA ..................................................     2,442,823
                                                                     -----------
 RUSSIA -- 2.5%
   Gazprom, ADR (Oil & Gas-Exploration & Production).       45,626     3,289,634
   LUKOIL, ADR (Oil & Gas-Exploration & Production)..       39,600     2,356,200
   Mining and Metallurgical Co., Norilsk Nickel, ADR
     (Metals & Mining)...............................       21,103     1,983,961
   NovaTek OAO (Oil & Gas-Exploration & Production)..          198       438,075
   NovaTek OAO, GDR* (Oil & Gas-Exploration &
     Production).....................................          787        17,708
   OJSC TNK-BP* (Oil & Gas-Exploration & Production).      154,326       439,829
   RAO Unified Energy System (UES) (Electric
     Companies & Systems)............................        8,495       361,038
   RBC Information Systems* (Computer Services)......          491         3,290
   Sberbank RF (Banks)...............................        4,281     5,608,109
   Uralsvyazinform, ADR (Telecommunications).........       31,845       231,195
   VolgaTelecom, ADR (Telecommunications)............       39,300       307,326
                                                                     -----------
  TOTAL RUSSIA ...................................................    15,036,365
                                                                     -----------
 SINGAPORE -- 0.5%
   Ascendas Real Estate Investment Trust (A-REIT)
     (Real Estate)...................................       36,360        42,644
   Capitaland, Ltd. (Real Estate)....................      102,000       211,037
   Cycle & Carriage, Ltd. (Automobiles)..............       19,123       127,667

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 SINGAPORE -- (CONTINUED)
   Datacraft Asia, Ltd. (Telecommunications)............    113,000   $  114,130
   DBS Group Holdings, Ltd. (Financial Services)........      6,000       59,543
   MCL Land, Ltd. (Real Estate).........................     13,769       14,243
   Overseas Union Enterprise, Ltd. (Hotels, Other
     Lodging Places)....................................      9,000       59,002
   SembCorp Industries, Ltd. (Energy Equipment &
     Services)..........................................    255,100      420,398
   SembCorp Logistics, Ltd. (Transportation Services)...     97,000       99,179
   Singapore Airlines, Ltd. (Transportation-Airlines)...     18,000      134,244
   Singapore Petroleum Co., Ltd. (Petroleum Refining)...      7,000       20,040
   Singapore Telecommunications Ltd.
     (Telecommunications)...............................    282,930      444,139
   STATS ChipPAC, Ltd.* (Electronic Equipment &
     Components)........................................    114,000       76,107
   Suntec Real Estate Investment Trust (Real Estate)....     54,000       35,077
   United Overseas Bank, Ltd. (Financial Services)......     93,000      816,648
   United Overseas Land, Ltd. (Real Estate).............     27,000       40,760
                                                                      ----------
  TOTAL SINGAPORE .................................................    2,714,858
                                                                      ----------
 SOUTH KOREA -- 0.7%
   NHN Corp.* (Internet Services).......................      1,338      357,382
   Samsung Electronics Co., Ltd. (Electronics)..........      6,107    3,981,316
                                                                      ----------
  TOTAL SOUTH KOREA ...............................................    4,338,698
                                                                      ----------
 SPAIN -- 2.7%
   ACS, Actividades de Construccion y Servicios,
     SA(Building & Construction)........................     11,348      365,562
   Banco Bilbao Vizcaya Argentaria SA (Banks)...........    113,888    2,033,257
   Corporacion Mapfre SA (Insurance)....................     13,896      229,497
   Ebro Puleva SA (Food & Beverage).....................     16,594      275,627
   Endesa SA (Electric Companies & Systems).............     80,820    2,126,062
   Fadesa Inmobiliaria SA (Real Estate).................      3,987      131,410

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 SPAIN -- (CONTINUED)
   Group Empresarial -- Rights* (Automobiles)..........      2,651   $    82,229
   Grupo Empresarial Ence SA (ENCE) (Paper & Forest
     Products).........................................      7,955       246,748
   Grupo Ferrovial SA (Building & Construction)........      8,777       607,876
   Iberdrola SA (Electric Companies & Systems).........      8,596       234,981
   Indra Sistemas SA (Computer Services)...............     53,363     1,043,038
   Industria de Diseno Textil SA* (Retail Apparel &
     Accessory Stores).................................     13,835       451,246
   Promotora de Informaciones SA (Prisa) (Broadcasting
     & Publishing).....................................     14,540       247,879
   Repsol YPF SA (Petroleum Refining)..................    275,033     8,032,799
   Telefonica SA (Telecommunications)..................     16,958       255,172
                                                                     -----------
  TOTAL SPAIN ....................................................    16,363,383
                                                                     -----------
 SWEDEN -- 2.8%
   Autoliv, Inc. (Automobiles).........................      7,071       319,528
   Electrolux AB -- Class B (Appliances & Household
     Durables).........................................    134,800     3,503,833
   Ericsson LM -- Class B (Telecommunications).........    127,245       437,257
   ForeningsSparbanken AB (Swedbank) (Banks)...........     82,411     2,245,828
   Gambro AB -- B Shares (Healthcare Providers &
     Services).........................................     47,000       511,738
   Getinge AB -- Class B (Precision Instruments &
     Medical Supplies).................................     33,802       465,897
   Hennes & Mauritz AB (H&M) -- Class B (Retail Apparel
     & Accessory Stores)...............................      5,200       176,726
   Modern Times Group MTG AB -- Class B* (Broadcasting
     & Publishing).....................................     19,669       820,728
   Nordea AB (Banks)...................................    398,500     4,138,239
   Skandinaviska Enskilda Banken AB (SEB) (Financial
     Services).........................................    104,200     2,144,465
   Skanska AB -- Class B (Misc. Manufacturing
     Industries).......................................    101,567     1,546,933
   Swedish Match AB (Tobacco)..........................     33,000       388,382
   TeliaSonera AB (Stockholm) (Telecommunications).....     12,500        67,185
   Volvo AB -- Class A (Automobiles)...................      3,100       142,230
                                                                     -----------
  TOTAL SWEDEN ...................................................    16,908,969
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 SWITZERLAND -- 7.4%
   BKW FMB Energie AG (Electric & Gas Utilities).......      1,100   $    73,665
   Compagnie Financiere Richemont AG (Jewelry, Precious
     Metal)............................................     25,165     1,095,421
   Credit Suisse Group (Registered) (Financial
     Services).........................................    136,465     6,957,996
   Holcim, Ltd. -- Class B (Building & Construction
     Materials)........................................     33,203     2,261,458
   Nestle SA (Food & Household Products)...............     16,987     5,080,393
   Novartis AG (Registered) (Pharmaceutical
     Preparations).....................................     78,652     4,132,963
   Roche Holding AG -- Genusschein (Pharmaceutical
     Preparations).....................................     63,135     9,479,500
   Serono SA -- Class B (Biotechnology)................      3,010     2,398,288
   SGS Societe Generale de Surveillance Holding SA
     (Commercial Services).............................        568       478,935
   Swatch Group AG (Jewelry, Precious Metal)...........     12,808     1,900,658
     Swiss Re (Insurance)..............................        371        27,160
   Synthes, Inc. (Precision Intruments & Medical
     Supplies).........................................      3,819       428,967
   Unique Zurich Airport* (Transportation Services)....        234        42,008
   Zurich Financial Services AG (Insurance)............     47,682    10,160,162
                                                                     -----------
  TOTAL SWITZERLAND ..............................................    44,517,574
                                                                     -----------
 TURKEY -- 2.4%
   Akbank TAS (Banks)..................................    423,480     3,449,299
   Anadolu Efes Biracilik ve Malt Sanayii AS, ADR
     (Beverages).......................................          1             6
   Dogan Sirketler Grubu Holding AS
     (Diversified-Industrial & Financial Services).....    325,845     1,061,620
   Enka Insaat ve Sanayi AS (Building & Construction
     Materials)........................................     12,590       156,618
   Haci Omer Sabinci Holding AS (Diversified-Industrial
     & Financial Services).............................    332,987     1,886,228
   Koc Holding AS (Diversified-Industrial & Consumer
     Products).........................................    380,124     1,787,329
   Tupras-Turkiye Petrol Rafinerileri AS (Petroleum
     Refining).........................................      7,956       146,101
   Turkiye Garanti Bankasi AS* (Banks).................    551,259     2,000,125

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 TURKEY -- (CONTINUED)
   Turkiye Is Bankasi (Isbank) (Banks).................    377,058   $ 3,266,626
   Turkiye Vakiflar Bankasi TAO (Banks)................    111,203       588,746
                                                                     -----------
  TOTAL TURKEY ...................................................    14,342,698
                                                                     -----------
 UKRAINE -- 0.0%
   UKRNAFTA (Oil & Gas-Exploration & Production).......         87        21,012
   UkrTelecom (Telecommunications).....................     10,468        66,302
                                                                     -----------
  TOTAL UKRAINE ..................................................        87,314
                                                                     -----------
 UNITED KINGDOM -- 16.4%
   3i Group PLC (Venture Capital)......................     21,698       316,382
   Aegis Group PLC (Advertising).......................    133,208       279,603
   Alliance Unichem PLC (Retail Drug Stores)...........      3,100        42,695
   Anglo American PLC (Metals & Mining)................     16,664       567,384
   Arriva PLC (Transportation Services)................    158,462     1,588,082
   Associated British Ports Holdings PLC
     (Transportation-Shipping).........................     59,211       597,988
   AstraZeneca PLC (Pharmaceutical Preparations).......    193,495     9,417,914
   BAA PLC (Transportation-Airlines)...................    139,281     1,502,489
   BAE Systems PLC (Aerospace & Defense)...............    328,706     2,158,930
   Barclays PLC (Financial Services)...................     65,597       689,568
   BG Group PLC (Oil & Gas-Exploration & Production)...     16,059       158,731
   BHP Billiton PLC (Metals & Mining)..................    289,246     4,725,136
   BP PLC (Petroleum Refining).........................     24,418       260,048
   BP PLC, ADR (Petroleum Refining)....................     35,452     2,276,727
   Brambles Industries PLC (Diversified-Commercial
     Services).........................................    140,259     1,006,280
   British Airways PLC* (Transportation-Airlines)......    450,515     2,588,855
   British Land Co., PLC (Real Estate).................      7,077       129,795
   British Sky Broadcasting Group PLC* (Broadcasting &
     Publishing).......................................    120,056     1,025,546
   BT Group PLC (Telecommunications)...................    556,907     2,134,285
   Burberry Group PLC (Retail Apparel & Accessory
     Stores)...........................................     85,218       630,085
   Cadbury Schweppes PLC (Food & Beverage).............     22,722       214,816
   Compass Group PLC (Misc. Food Preparations & Kindred
     Products).........................................    239,621       909,045

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
 UNITED KINGDOM -- (CONTINUED)
   Deutche Post* (Transportation Services)...........        3,239   $    77,850
   Diageo PLC (Food & Beverage)......................      234,704     3,402,063
   Dixons Group PLC (Specialty Retail Stores)........      336,193       947,157
   First Choice Holidays PLC (Amusement &
     Recreational Services)..........................      381,436     1,640,641
   GKN PLC (Auto Parts & Equipment)..................      132,252       655,310
   GlaxoSmithKline PLC (Pharmaceutical Preparations).      178,104     4,501,398
   HBOS PLC (Financial Services).....................      673,444    11,505,427
   Highland Gold Mining, Ltd. (Metals & Mining)......       32,946       139,157
   Hilton Group PLC (Hotels, Other Lodging Places)...      322,968     2,019,835
   Imperial Tobacco Group PLC (Tobacco)..............       30,086       899,117
   J Sainsbury PLC (Food & Beverage).................       79,055       428,782
   Kazakhmys PLC* (Metals & Mining)..................       13,666       181,867
   Kelda Group PLC (Water Supply & Other Sanitary
     Services).......................................      130,460     1,737,282
   Kingfisher PLC (Retail Building Materials)........       35,737       145,873
   Mitchells & Butlers PLC (Retail Eating & Drinking
     Places).........................................      105,487       758,625
   National Grid PLC (Electric Companies & Systems)..       16,293       159,362
   Pearson PLC (Broadcasting & Publishing)...........       25,337       299,695
   Peter Hambro Mining PLC* (Metals & Mining)........       21,709       344,181
   Prudential PLC (Insurance)........................       61,412       581,123
   Reckitt Benckiser PLC (Food & Household Products).       31,565     1,042,699
   Rolls-Royce Group PLC (Aerospace & Defense).......      127,018       934,229
   Rolls-Royce Group PLC -- Class B* (Aerospace &
     Defense)........................................    1,392,880         2,456
   Royal & Sun Alliance Insurance Group PLC
     (Insurance).....................................    1,432,703     3,099,675
   Royal Bank of Scotland Group PLC (Banks)..........       16,625       501,985

                                                                        Value
                                                         Shares       (Note 2)
                                                        ---------   ------------
 UNITED KINGDOM -- (CONTINUED)
   Royal Dutch Shell PLC -- Class B (Petroleum
     Refining)......................................       39,340   $  1,257,570
   Royal Dutch Shell PLC, ADR (Petroleum Refining)..       78,926      5,093,095
   SABMiller PLC (Beverages)........................       14,909        272,155
   Schroders PLC (Financial Services)...............       30,721        502,124
   Scottish & Newcastle PLC (Beverages).............       65,334        546,857
   Scottish Power PLC (Electric Companies & Systems)       55,774        521,535
   Smith & Nephew PLC (Precision Instruments &
     Medical Supplies)..............................       66,552        613,158
   Smiths Group PLC (Misc. Manufacturing Industries)       12,686        228,301
   Tate & Lyle PLC (Food & Beverage)................      133,523      1,293,351
   Telewest Global, Inc., ADR (Telecommunications)..        9,071        216,071
   Tesco PLC (Retail Food Stores)...................    1,079,348      6,155,978
   The Davis Service Group PLC
   (Diversified-Commercial Services)................       26,650        222,148
   The Peninsular and Oriental Steam Navigation Co.
     (Transportation-Shipping)......................       73,479        589,116
   Trinity Mirror PLC (Broadcasting & Publishing)...      271,727      2,678,794
   Unilever PLC (Food & Household Products).........        9,177         91,023
   Vodafone Group PLC (Telecommunications)..........    1,835,792      3,963,868
   Vodafone Group PLC, ADR (Telecommunications).....      128,629      2,761,665
   William Hill PLC (Amusement & Recreational
     Services)......................................       59,571        548,841
   Wolseley PLC (Misc. Industrial Machinery &
     Equipment).....................................       13,514        284,821
   WPP Group PLC (Advertising)......................      100,558      1,088,226
                                                                    ------------
  TOTAL UNITED KINGDOM ..........................................     98,154,870
                                                                    ------------
 VENEZUELA -- 0.0%
   Compania Anonima Nacional Telefonos de Venezuela,
     ADR (Telecommunications).......................       10,938        156,413
                                                                    ------------
  TOTAL COMMON STOCK
   (Cost $516,604,421) ..........................................    594,669,936
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Multi-Manager International Fund(1)
-----------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
EXCHANGE TRADED FUNDS -- 0.1%
   iShares MSCI EAFE Index Fund............................     5,400   $321,084
                                                                        --------
  TOTAL EXCHANGE TRADED FUNDS
   (Cost $181,746) ..................................................    321,084
                                                                        --------
PREFERRED STOCK -- 0.1%
 GERMANY -- 0.1%
   Henkel KGaA (Cosmetics and Toiletries)..................       932     93,788
   ProSiebenSat.1 Media AG (Broadcasting & Publishing).....    37,585    673,420
                                                                        --------
  TOTAL GERMANY .....................................................    767,208
                                                                        --------
  TOTAL PREFERRED STOCK
   (Cost $787,546) ..................................................    767,208
                                                                        --------

                                                                        Value
                                                         Shares       (Note 2)
                                                        ---------   ------------
SHORT-TERM INVESTMENTS -- 0.7%
   BlackRock Liquidity Funds TempCash Portfolio --
     Institutional Series...........................    2,010,633   $  2,010,633
   BlackRock Liquidity Funds TempFund Portfolio --
     Institutional Series...........................    2,010,633      2,010,633
                                                                    ------------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $4,021,266) ............................................      4,021,266
                                                                    ------------
  TOTAL INVESTMENTS -- 100.0%
   (Cost $521,594,979) ..........................................   $599,779,494
                                                                    ============

---------------
ADR -- American Depository Receipt
GDR -- Global Depository Receipt
*   Non-income producing security.
(1) Formerly, the Wilmington International Strategic Allocation Fund.





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Real Estate Securities Fund(1)
------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 5.6%
 HOTELS & MOTELS -- 3.1%
   Hilton Hotels Corp....................................    52,000   $1,253,720
   La Quinta Corp.*......................................    38,500      428,890
   Starwood Hotels & Resorts Worldwide, Inc..............     8,000      510,880
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................    2,193,490
                                                                      ----------
 MANUFACTURING -- 0.7%
  FOREST PRODUCTS -- 0.7%
   Deltic Timber Corp....................................    10,100      523,786
                                                                      ----------
 OFFICE/INDUSTRIAL -- 0.8%
   Brookfield Properties Corp............................    18,500      544,270
                                                                      ----------
 TRANSPORTATION -- 1.0%
   Florida East Coast Industries, Inc....................    17,300      733,001
                                                                      ----------
  TOTAL COMMON STOCK (Cost $3,176,695) ............................    3,994,547
                                                                      ----------
REAL ESTATE INVESTMENT TRUSTS -- 57.1%
 APARTMENTS -- 9.0%
   American Campus Communities, Inc......................     9,600      238,080
   Apartment Investment & Management Co. -- Class A......     8,500      321,895
   Archstone-Smith Trust.................................    26,000    1,089,140
   Avalon Bay Communities, Inc...........................    15,000    1,338,750
   BRE Properties, Inc. -- Class A.......................     8,000      363,840
   Camden Property Trust.................................    20,342    1,178,209
   Equity Residential....................................    31,500    1,232,280
   Home Properties, Inc..................................     9,000      367,200
   United Dominion Realty Trust, Inc.....................    14,000      328,160
                                                                      ----------
  TOTAL APARTMENTS ................................................    6,457,554
                                                                      ----------
 DIVERSIFIED/OTHER -- 5.8%
   BioMed Realty Trust, Inc..............................     9,000      219,600
   Boardwalk Real Estate Investment Trust CAD............    36,700      665,738
   iStar Financial, Inc..................................    21,139      753,605
   Rayonier, Inc.........................................     5,700      227,145
   Sizeler Property Investors, Inc.......................    61,900      795,415
   Spirit Finance Corp...................................     8,000       90,800
   Vornado Realty Trust..................................    11,000      918,170
   Washington Real Estate Investment Trust...............    15,000      455,250
                                                                      ----------
  TOTAL DIVERSIFIED/OTHER .........................................    4,125,723
                                                                      ----------
 FOREST PRODUCTS -- 0.7%
   Plum Creek Timber Co., Inc............................    13,500      486,675
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 HEALTHCARE -- 1.3%
   Healthcare Realty Trust, Inc..........................    11,500   $  382,605
   Omega Healthcare Investors, Inc.......................    17,300      217,807
   Senior Housing Properties Trust.......................    20,400      344,964
                                                                      ----------
  TOTAL HEALTHCARE ................................................      945,376
                                                                      ----------
 HOTELS & MOTELS -- 3.7%
   Boykin Lodging Co.*...................................    58,300      712,426
   Highland Hospitality Corporation......................    47,000      519,350
   Hospitality Properties Trust..........................     2,500      100,250
   Host Marriott Corp....................................    62,800    1,190,060
   Strategic Hotel Capital, Inc..........................     4,600       94,668
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................    2,616,754
                                                                      ----------
 INDUSTRIAL -- 7.2%
   AMB Property Corp.....................................    12,700      624,459
   Duke Realty Corp......................................    21,100      704,740
   First Potomac Realty Trust............................     6,000      159,600
   Liberty Property Trust................................    41,500    1,778,275
   ProLogis..............................................    35,501    1,658,607
   PS Business Parks, Inc................................     5,000      246,000
                                                                      ----------
  TOTAL INDUSTRIAL ................................................    5,171,681
                                                                      ----------
 MULTI-FAMILY -- 1.1%
   Post Properties, Inc..................................    18,000      719,100
   Sun Communities, Inc..................................     1,200       37,680
                                                                      ----------
  TOTAL MULTI-FAMILY ..............................................      756,780
                                                                      ----------
 OFFICE PROPERTY -- 9.4%
   Allied Properties Real Estate Investment Trust CAD....    10,800      156,708
   Boston Properties, Inc................................    19,500    1,445,535
   Brandywine Realty Trust...............................    12,500      348,875
   CarrAmerica Realty Corp...............................    27,400      948,862
   Corporate Office Properties Trust.....................     6,400      227,456
   Equity Office Properties Trust........................    13,000      394,290
   Government Properties Trust, Inc......................    29,300      273,369
   Highwoods Properties, Inc.............................    14,500      412,525
   Kilroy Realty Corp....................................     7,500      464,250
   Mack-Cali Realty Corp.................................     8,600      371,520
   Prentiss Properties Trust.............................    11,000      447,480
   Trizec Properties, Inc................................    52,600    1,205,592
                                                                      ----------
  TOTAL OFFICE PROPERTY ...........................................    6,696,462
                                                                      ----------
 OFFICE/INDUSTRIAL -- 1.6%
   Arden Realty, Inc.....................................    13,900      623,137
   Cresent Real Estate Equities Co.......................    26,300      521,266
                                                                      ----------
  TOTAL OFFICE/INDUSTRIAL .........................................    1,144,403
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Real Estate Securities Fund(1)
------------------------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
 REGIONAL MALLS -- 6.1%
   General Growth Properties, Inc.......................    18,000   $   845,820
   Simon Property Group, Inc............................    25,500     1,954,065
   Taubman Centers, Inc.................................    36,100     1,254,475
   The Macerich Co......................................     2,500       167,850
   The Mills Corp.*.....................................     3,500       146,790
                                                                     -----------
  TOTAL REGIONAL MALLS ...........................................     4,369,000
                                                                     -----------
 RETAIL -- 2.6%
   Acadia Realty Trust..................................    22,900       459,145
   Ramco-Gershenson Properties Trust....................    30,800       820,820
   Urstadt Biddle Properties -- Class A.................    35,900       581,939
                                                                     -----------
  TOTAL RETAIL ...................................................     1,861,904
                                                                     -----------
 SHOPPING CENTERS -- 7.0%
   Developers Diversified Realty Corp...................    18,500       869,870
   Federal Realty Investment Trust......................    10,500       636,825
   Kimco Realty Corp....................................    17,500       561,400
   Kite Realty Group Trust..............................    57,500       889,525
   Pan Pacific Retail Properties, Inc...................     8,500       568,565
   Realty Income Corp...................................     5,500       118,910
   Regency Centers Corp.................................    11,500       677,925
   Tanger Factory Outlet Centers, Inc...................    15,800       454,092
   Weingarten Realty Inc................................     6,500       245,765
                                                                     -----------
  TOTAL SHOPPING CENTERS .........................................     5,022,877
                                                                     -----------
 STORAGE -- 1.6%
   Extra Space Storage, Inc.............................     6,600       101,640
   Public Storage, Inc..................................    12,000       812,640
   Shurgard Storage Centers, Inc........................     4,000       226,840
                                                                     -----------
  TOTAL  STORAGE .................................................     1,141,120
                                                                     -----------
  TOTAL REAL ESTATE INVESTMENT TRUSTS
   (Cost $33,686,466) ............................................    40,796,309
                                                                     -----------
PREFERRED STOCK -- 8.0%
 APARTMENTS -- 0.5%
   Apartment Investment & Management Co. -- Series U....    14,330       355,212
                                                                     -----------
 DIVERSIFIED -- 0.9%
   Colonial Property Trust -- Series D..................     7,600       195,396
   iStar Financial, Inc. -- Series D....................     6,000       150,720
   iStar Financial, Inc. -- Series G....................     3,200        78,976
   Vornado Realty Trust -- Series H.....................    10,000       237,000
                                                                     -----------
  TOTAL DIVERSIFIED ..............................................       662,092
                                                                     -----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 FINANCE & INSURANCE -- 0.6%
  FINANCIAL SERVICES -- 0.6%
   Annaly Mortgage Management --
    Series A.............................................     8,900   $  216,270
   MFA Mortgage Investment, Inc. -- Series A.............     7,500      178,875
                                                                      ----------
                                                                         395,145
                                                                      ----------
  TOTAL FINANCE & INSURANCE .......................................      395,145
                                                                      ----------
 HEALTHCARE -- 0.5%
   Health Care Property Investors, Inc. -- Series F......     6,300      158,130
   Health Care REIT -- Series F..........................     9,200      228,620
                                                                      ----------
  TOTAL HEALTHCARE ................................................      386,750
                                                                      ----------
 HOTELS & MOTELS -- 0.6%
   Highland Hospitality Corp. -- Series A................    10,300      235,973
   Lasalle Hotel Properties..............................     1,600       36,880
   Winston Hotels, Inc. -- Series B......................     6,621      165,028
                                                                      ----------
  TOTAL HOTELS & MOTELS ...........................................      437,881
                                                                      ----------
 INDUSTRIAL -- 0.5%
   AMB Property Corp. -- Series O........................     9,900      251,163
   PS Business Parks, Inc. -- Series H...................     3,600       87,120
                                                                      ----------
  TOTAL INDUSTRIAL ................................................      338,283
                                                                      ----------
 OFFICE PROPERTY -- 1.7%
   Alexandria Real Estate -- Series C....................     6,900      177,710
   Brandywine Realty Trust -- Series C...................     6,400      162,560
   Cousins Properties, Inc. -- Series A..................     7,800      200,850
   Kilroy Realty Corp. -- Series E.......................     3,500       90,160
   Kilroy Realty Corp. -- Series F.......................     6,000      149,700
   Maguire Properties, Inc. -- Series A..................     8,800      215,599
   SL Green Realty Corp. -- Series C.....................     5,300      133,507
                                                                      ----------
  TOTAL OFFICE PROPERTY ...........................................    1,130,086
                                                                      ----------
 OFFICE/INDUSTRIAL -- 0.3%
   Crescent Real Estate Equity Co. -- Series A...........    11,100      237,429
                                                                      ----------
 REGIONAL MALLS -- 0.3%
   Taubman Centers, Inc. -- Series A.....................     5,932      150,436
   Taubman Centers, Inc. -- Series G.....................     3,700       93,018
                                                                      ----------
  TOTAL REGIONAL MALLS ............................................      243,454
                                                                      ----------
 RESTAURANTS -- 0.3%
   Trustreet Properties, Inc. -- Series A................    11,800      245,440
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS / Real Estate Securities Fund(1)
------------------------------------------------------------------------

================================================================================
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 SHOPPING CENTERS -- 1.4%
   Pennsylvania Real Estate Investment Trust --
    Series A...........................................      3,900   $   218,010
   Regency Centers Corp. -- Series E...................     15,100       369,950
   Saul Centers, Inc. -- Series A......................      6,700       171,520
   Tanger Factory Outlet Centers, Inc. -- Series C.....      8,900       222,500
                                                                     -----------
  TOTAL SHOPPING CENTERS .........................................       981,980
                                                                     -----------
 STORAGE -- 0.4%
   Public Storage, Inc. -- Series A....................      9,700       268,399
                                                                     -----------
  TOTAL PREFERRED STOCK (Cost $5,752,065) ........................     5,682,151
                                                                     -----------
EXCHANGE TRADED FUNDS -- 25.7%
   iShares Cohen & Steers Realty Majors Index Fund.....    235,925    17,611,801
   iShares Dow Jones U.S. Real Estate Index Fund.......     11,400       731,310
                                                                     -----------
  TOTAL EXCHANGE TRADED FUNDS
    (Cost $15,889,869) ...........................................    18,343,111
                                                                     -----------

                                                                        Value
                                                          Shares       (Note 2)
                                                         ---------   -----------
SHORT-TERM INVESTMENTS -- 3.6%
   BlackRock Liquidity Funds Tempcash Portfolio --
    Institutional Series.............................    1,285,435   $ 1,285,435
   BlackRock Liquidity Funds TempFund Portfolio --
    Institutional Series.............................    1,285,436     1,285,436
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
    (Cost $2,570,871) ............................................     2,570,871
                                                                     -----------
  TOTAL INVESTMENTS -- 100.0%
   (Cost $61,075,966) ............................................   $71,386,989
                                                                     ===========

-------------
*    Non-Income producing security.
(1) Formerly, the Wilmington Real Estate Strategic Allocation Fund.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005 (Unaudited)

                                                                                                                     Multi-Manager
                                           Multi-Manager    Multi-Manager     Multi-Manager      Multi-Manager        Real Estate
                                           Large-Cap Fund    Mid-Cap Fund    Small-Cap Fund    International Fund   Securities Fund
                                           --------------   -------------    --------------    ------------------   ---------------
ASSETS:
Investment in securities, at value*....     $88,824,628      $39,919,050       $55,200,765        $599,779,494        $71,386,989
Cash...................................              --               --                --           2,528,212(1)              --
Foreign currency, at value**...........              --               --                --           3,845,269                 --
Receivable for fund shares sold........         745,387          285,114           212,454           3,576,977            288,811
Receivable for investments sold........         256,287          125,406           292,275           1,119,089             47,127
Dividends and interest receivable......          70,633           14,357            58,688           2,283,709            252,819
Other assets...........................             508              156               322               9,952              1,531
                                            -----------      -----------       -----------        ------------        -----------
Total assets...........................      89,897,443       40,344,083        55,764,504         613,142,702         71,977,277
                                            -----------      -----------       -----------        ------------        -----------
LIABILITIES:
Payable for fund shares redeemed.......          17,744           58,903            11,493              83,635            242,309
Payable for investments purchased......       1,535,960          224,813           559,856             284,876            898,017
Net unrealized depreciation on forward
  foreign currency exchange contracts..              --               --                --              34,026                 --
Accrued advisory fee...................          52,666           18,382            32,696             433,246             39,752
Other accrued expenses.................          65,417           45,691            61,721             207,538             24,261
                                            -----------      -----------       -----------        ------------        -----------
Total liabilities......................       1,671,787          347,789           665,766           1,043,321          1,204,339
                                            -----------      -----------       -----------        ------------        -----------
NET ASSETS.............................     $88,225,656      $39,996,294       $55,098,738        $612,099,381        $70,772,938
                                            ===========      ===========       ===========        ============        ===========
NET ASSETS CONSIST OF:
Paid-in capital........................     $76,974,190      $32,839,028       $44,358,002        $529,684,129        $59,809,064
Undistributed net investment income
  (accumulated loss)...................          32,090          (19,144)          (83,609)           (394,263)           816,053
Accumulated net realized gain (loss) on
  investments..........................         839,613          237,668           898,653           4,756,192           (163,202)
Net unrealized appreciation of
  investments and foreign currencies...      10,379,763        6,938,742         9,925,692          78,053,323         10,311,023
                                            -----------      -----------       -----------        ------------        -----------
NET ASSETS.............................     $88,225,656      $39,996,294       $55,098,738        $612,099,381        $70,772,938
                                            ===========      ===========       ===========        ============        ===========
NET ASSETS BY SHARE CLASS:
 Institutional Shares..................     $88,215,727      $39,986,273       $55,088,703        $612,089,321        $70,762,874
 Investor Shares.......................           9,929           10,021            10,035              10,060             10,064
                                            -----------      -----------       -----------        ------------        -----------
                                            $88,225,656      $39,996,294       $55,098,738        $612,099,381        $70,772,938
                                            ===========      ===========       ===========        ============        ===========
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING:
 ($0.01 par value, unlimited authorized
  shares) Institutional Shares.........       7,276,949        3,170,984         4,085,929          67,027,938          5,106,671
 Investor Shares.......................             819              795               745               1,101                726
PER SHARE:
 Institutional Shares (net asset value,
  offering and redemption price).......     $     12.12      $     12.61       $     13.48        $       9.13        $     13.86
                                            -----------      -----------       -----------        ------------        -----------
 Investor Shares (net asset value (NAV)
  and redemption price)................     $     12.12      $     12.61       $     13.48        $       9.13        $     13.86
                                            -----------      -----------       -----------        ------------        -----------
 Investor Shares (public offering price
  -- NAV /  0.965).....................     $     12.56      $     13.07       $     13.97        $       9.46        $     14.36
                                            -----------      -----------       -----------        ------------        -----------
*Investments at cost...................     $78,444,865      $32,980,308       $45,275,073        $521,594,979        $61,075,966
** Foreign currency at cost............     $        --      $        --       $        --        $  3,870,204        $        --

---------------
(1)  $205,810 is restricted for future contracts.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2005 (Unaudited)

                                                                                                                     Multi-Manager
                                           Multi-Manager    Multi-Manager     Multi-Manager      Multi-Manager        Real Estate
                                           Large-Cap Fund    Mid-Cap Fund    Small-Cap Fund    International Fund   Securities Fund
                                           --------------   -------------    --------------    ------------------   ---------------
INVESTMENT INCOME:
 Dividends.............................      $  696,275       $  229,200       $  258,265         $ 3,593,711          $1,513,921
 Interest..............................          24,853           11,515           12,768             188,626              37,111
 Foreign tax withheld..................              --               --               --            (184,563)             (4,303)
                                             ----------       ----------       ----------         -----------          ----------
 Total investment income...............         721,128          240,715          271,033           3,597,774           1,546,729
                                             ----------       ----------       ----------         -----------          ----------
EXPENSES:
 Advisory fees.........................         304,703          144,586          260,473           2,183,298             241,876
 Administration and accounting fees....          52,877           34,605           46,441             254,483              35,048
 Custody fees..........................          13,983           15,095           17,125             164,504              11,237
 Compliance services...................           5,432            2,653            3,690              35,819               4,346
 Transfer agent fees...................          14,262           11,501           13,813              67,846              13,538
 Reports to shareholders...............          12,561            7,867            9,279              10,233               5,952
 Trustees' fees........................           9,452            9,464            9,464               9,200               9,429
 Registration fees.....................          10,308           10,217           10,154              12,782              12,316
 Professional fees.....................          26,329           19,941           21,498              37,326              16,303
 Other.................................          10,476            8,638            9,594              17,415               5,740
                                             ----------       ----------       ----------         -----------          ----------
   Total expenses before fee waivers
    and expense reimbursements.........         460,383          264,567          401,531           2,792,906             355,785
   Advisory fees waived................         (41,195)         (33,031)         (56,852)                 --             (23,999)
   Administration and accounting fees
    waived.............................            (334)          (3,506)          (1,954)               (334)             (1,887)
                                             ----------       ----------       ----------         -----------          ----------
    Total expenses, net................         418,854          228,030          342,725           2,792,572             329,899
                                             ----------       ----------       ----------         -----------          ----------
NET INVESTMENT INCOME (LOSS)...........         302,274           12,685          (71,692)            805,202           1,216,830
                                             ----------       ----------       ----------         -----------          ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS AND FOREIGN CURRENCY:
 Net realized gain on investments......       1,347,942        2,383,571        2,113,565          27,576,418           1,090,729
 Net realized loss on foreign currency
  transactions.........................              --               --               --          (3,182,814)                 --
 Net realized gain on futures contracts              --               --               --           1,131,184                  --
                                             ----------       ----------       ----------         -----------          ----------
 Net realized gain on investments and
  foreign currency.....................       1,347,942        2,383,571        2,113,565          25,524,788           1,090,729
 Change in unrealized appreciation
  (depreciation) on investments and
  foreign currency.....................       1,811,336          361,325          514,292          48,424,300           1,432,383
                                             ----------       ----------       ----------         -----------          ----------
 Net gain on investments and foreign
  currency.............................       3,159,278        2,744,896        2,627,857          73,949,088           2,523,112
                                             ----------       ----------       ----------         -----------          ----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS......................      $3,461,552       $2,757,581       $2,556,165         $74,754,290          $3,739,942
                                             ==========       ==========       ==========         ===========          ==========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 2005 (Unaudited)

                                                                                                                     Multi-Manager
                                           Multi-Manager    Multi-Manager     Multi-Manager      Multi-Manager        Real Estate
                                           Large-Cap Fund    Mid-Cap Fund    Small-Cap Fund    International Fund   Securities Fund
                                           --------------   -------------    --------------    ------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)..........     $   302,274      $    12,685       $   (71,692)       $    805,202        $ 1,216,830
 Net realized gain on investments and
  foreign currency.....................       1,347,942        2,383,571         2,113,565          25,524,788          1,090,729
 Net change in unrealized appreciation
  (depreciation)
   on investments and foreign currency.       1,811,336          361,325           514,292          48,424,300          1,432,383
                                            -----------      -----------       -----------        ------------        -----------
Net increase in net assets resulting
  from operations......................       3,461,552        2,757,581         2,556,165          74,754,290          3,739,942
                                            -----------      -----------       -----------        ------------        -----------
Distributions to shareholders from:
 Net investment income:
   Institutional Shares................        (339,220)          (2,296)               --          (6,451,234)          (599,657)
 Net realized gains:
   Institutional Shares................      (2,839,235)      (4,714,066)       (4,166,754)        (37,877,601)        (4,884,493)
                                            -----------      -----------       -----------        ------------        -----------
Total distributions....................      (3,178,455)      (4,716,362)       (4,166,754)        (44,328,835)        (5,484,150)
                                            -----------      -----------       -----------        ------------        -----------
Fund share transactions (Note 7):
 Proceeds from shares sold.............      13,396,226        6,324,191         7,555,818         148,502,503         17,330,550
 Cost of shares issued on reinvestment
  of distributions.....................       2,418,129        3,814,849         3,369,535          30,999,933          4,203,691
 Cost of shares redeemed...............      (5,669,574)      (6,372,077)       (7,486,706)        (24,409,366)        (7,979,699)
                                            -----------      -----------       -----------        ------------        -----------
Net increase in net assets from Fund
  share transactions...................      10,144,781        3,766,963         3,438,647         155,093,070         13,554,542
                                            -----------      -----------       -----------        ------------        -----------
Total increase in net assets...........      10,427,878        1,808,182         1,828,058         185,518,525         11,810,334

NET ASSETS:
 Beginning of period...................      77,797,778       38,188,112        53,270,680         426,580,856         58,962,604
                                            -----------      -----------       -----------        ------------        -----------
 End of period.........................     $88,225,656      $39,996,294       $55,098,738        $612,099,381        $70,772,938
                                            ===========      ===========       ===========        ============        ===========
Undistributed net investment income
  (accumulated loss)...................     $    32,090      $   (19,144)      $   (83,609)       $   (394,263)       $   816,053
                                            -----------      -----------       -----------        ------------        -----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005

                                                                                                                     Multi-Manager
                                           Multi-Manager    Multi-Manager     Multi-Manager      Multi-Manager        Real Estate
                                           Large-Cap Fund    Mid-Cap Fund    Small-Cap Fund    International Fund   Securities Fund
                                           --------------   -------------    --------------    ------------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss)..........     $    626,919     $      4,894     $    (87,587)       $  5,515,935        $  1,142,575
 Net realized gain on investments and
  foreign currency.....................        2,590,529        2,582,106        3,128,521          26,859,019           5,324,089
 Net change in unrealized appreciation
  (depreciation) on investments and
  foreign currency.....................        2,345,650        1,334,336        3,327,876           9,881,452           6,428,184
                                            ------------     ------------     ------------        ------------        ------------
Net increase in net assets resulting
  from operations......................        5,563,098        3,921,336        6,368,810          42,256,406          12,894,848
                                            ------------     ------------     ------------        ------------        ------------
Distributions to shareholders from:
 Net investment income:
   Institutional Shares................         (578,874)         (21,126)              --          (2,546,225)         (1,328,340)
                                            ------------     ------------     ------------        ------------        ------------
 Net realized gains:
   Institutional Shares................               --         (113,174)      (1,456,767)                 --          (2,475,149)
                                            ------------     ------------     ------------        ------------        ------------
Total distributions....................         (578,874)        (134,300)      (1,456,767)         (2,546,225)         (3,803,489)
                                            ------------     ------------     ------------        ------------        ------------
Fund share transactions (Note 7):
 Proceeds from shares sold.............       21,675,655       13,035,634       18,146,376         184,481,870          25,269,391
 Cost of shares issued on reinvestment
  of distributions.....................          344,538          101,666        1,180,249           1,245,340           2,762,373
 Cost of shares redeemed...............      (18,686,434)     (20,372,899)     (26,743,502)        (50,707,138)        (18,781,452)
                                            ------------     ------------     ------------        ------------        ------------
Net increase (decrease) in net assets
  from Fund share transactions.........        3,333,759       (7,235,599)      (7,416,877)        135,020,072           9,250,312
                                            ------------     ------------     ------------        ------------        ------------
Total increase (decrease) in net assets        8,317,983       (3,448,563)      (2,504,834)        174,730,253          18,341,671

NET ASSETS:
 Beginning of year.....................       69,479,795       41,636,675       55,775,514         251,850,603          40,620,933
                                            ------------     ------------     ------------        ------------        ------------
 End of year...........................     $ 77,797,778     $ 38,188,112     $ 53,270,680        $426,580,856        $ 58,962,604
                                            ============     ============     ============        ============        ============
Undistributed net investment income
  (accumulated loss)...................     $     69,036     $    (29,533)    $    (11,917)       $  5,251,769        $    198,880
                                            ------------     ------------     ------------        ------------        ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                           For the
                                                                          Six-Month
                                                                        Period Ended                                For the Period
                                                                        December 31,                                July 1, 2003(2)
MULTI-MANAGER LARGE-CAP FUND --                                             2005             For the Fiscal        through June 30,
   INSTITUTIONAL SHARES(1)                                               (Unaudited)    Year Ended June 30, 2005         2004
                                                                        ------------    ------------------------   ----------------
NET ASSET VALUE -- BEGINNING OF PERIOD..............................       $ 12.05              $ 11.27                 $ 10.00
                                                                           -------              -------                 -------
INVESTMENT OPERATIONS:
 Net investment income(3)...........................................          0.05                 0.10                    0.05
 Net realized and unrealized gain on investments....................          0.48                 0.77                    1.27
                                                                           -------              -------                 -------
   Total from investment operations.................................          0.53                 0.87                    1.32
                                                                           -------              -------                 -------
DISTRIBUTIONS:
 From net investment income.........................................         (0.05)               (0.09)                  (0.05)
 From net realized gains............................................         (0.41)                  --                      --
                                                                           -------              -------                 -------
   Total distributions..............................................         (0.46)               (0.09)                  (0.05)
                                                                           -------              -------                 -------
NET ASSET VALUE -- END OF PERIOD....................................       $ 12.12              $ 12.05                 $ 11.27
                                                                           =======              =======                 =======
TOTAL RETURN........................................................         4.38%**              7.75%                  13.18%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
 Expenses:
   Including expense limitations....................................         1.00%*               1.00%                   1.00%*
   Excluding expense limitations....................................         1.10%*               1.29%                   1.53%*
 Net investment income..............................................         0.72%*               0.85%                   0.56%*
Portfolio turnover rate(5)..........................................           29%**                42%                     26%**
Net assets at the end of period (000 omitted).......................       $88,216              $77,798                 $69,480

---------------
*   Annualized
**  Not annualized
(1) Formerly, the Wilmington Large Cap Strategic Allocation Fund.
(2) Commencement of operations.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment income ratios include expenses allocated from the underlying funds, WT Investment Trust I-Large Cap Multi-Manager Series and Large Cap Quantitative Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.
(5) Prior to July 1, 2005, the portfolio turnover rate reflects the Fund's investment activity in the Series.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                For the Period
                                                            December 20, 2005(1)
                                                                   through
MULTI-MANAGER LARGE-CAP FUND --                                December 31, 2005
   INVESTOR SHARES                                                (Unaudited)
                                                              ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................         $12.21
                                                                    ------
INVESTMENT OPERATIONS:
 Net investment income(2)..................................           0.01
 Net realized and unrealized loss on investments ..........          (0.10)
                                                                    ------
   Total from investment operations .......................          (0.09)
                                                                    ------
NET ASSET VALUE -- END OF PERIOD ..........................         $12.12
                                                                    ======
TOTAL RETURN(4)............................................          (0.74)**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................          1.25%*
   Excluding expense limitations ..........................          1.31%*
 Net investment income ....................................          1.90%*,(3)
Portfolio turnover rate ...................................            29%**
Net assets at the end of period (000 omitted) .............         $   10

---------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Because the Investor Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                           For the
                                                                          Six-Month
                                                                        Period Ended                                For the Period
                                                                        December 31,                               July 1, 2003(2)
MULTI-MANAGER MID-CAP FUND --                                               2005             For the Fiscal        through June 30,
   INSTITUTIONAL SHARES(1)                                               (Unaudited)    Year Ended June 30, 2005         2004
                                                                        ------------    ------------------------   ----------------
NET ASSET VALUE -- BEGINNING OF PERIOD..............................       $ 13.30              $ 12.21                $  10.00
                                                                           -------              -------                --------
INVESTMENT OPERATIONS:
 Net investment income (loss)(3)....................................            --(6)                --(6)                (0.01)
 Net realized and unrealized gain on investments....................          0.99                 1.13                    2.22
                                                                           -------              -------                --------
   Total from investment operations.................................          0.99                 1.13                    2.21
                                                                           -------              -------                --------
DISTRIBUTIONS:
 From net investment income.........................................            --                (0.01)                     --
 From net realized gains............................................         (1.68)               (0.03)                     --
                                                                           -------              -------                --------
   Total distributions..............................................         (1.68)               (0.04)                     --
                                                                           -------              -------                --------
NET ASSET VALUE -- END OF PERIOD....................................       $ 12.61              $ 13.30                $  12.21
                                                                           =======              =======                ========
TOTAL RETURN........................................................         7.38%**              9.33%                  22.10%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
 Expenses:
   Including expense limitations....................................         1.15%*               1.15%                   1.15%*
   Excluding expense limitations....................................         1.33%*               1.53%                   1.89%*
 Net investment income (loss).......................................         0.06%*               0.01%                 (0.05)%*
Portfolio turnover rate(5)..........................................           65%**                32%                     17%**
Net assets at the end of period (000 omitted).......................       $39,986              $38,188                $ 41,637

---------------
*   Annualized
**  Not annualized
(1) Formerly, the Wilmington Mid Cap Strategic Allocation Fund.
(2) Commencement of operations.
(3) The net investment income (loss) per share was calculated using the average shares outstanding method.
(4) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment income (loss) ratios include expenses allocated from the underlying funds, WT Investment Trust I-Mid Cap Multi-Manager Series and Mid Cap Quantitative Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.
(5) Prior to July 1, 2005, the portfolio turnover rate reflects the Funds' investment activity in the Series.
(6) Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                               For the Period
                                                            December 20, 2005(1)
                                                                   through
MULTI-MANAGER MID-CAP FUND --                                  December 31, 2005
   INVESTOR SHARES                                                (Unaudited)
                                                              ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................         $12.58
                                                                    ------
INVESTMENT OPERATIONS:
 Net investment income(2)..................................           0.02
 Net realized and unrealized gain on investments ..........           0.01
                                                                    ------
   Total from investment operations .......................           0.03
                                                                    ------
NET ASSET VALUE -- END OF PERIOD ..........................         $12.61
                                                                    ======
TOTAL RETURN(4)............................................          0.24%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................          1.40%*
   Excluding expense limitations ..........................          1.52%*
 Net investment income ....................................          3.87%*,(3)
Portfolio turnover rate ...................................            65%**
Net assets at the end of period (000 omitted) .............         $   10

---------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Because the Investor Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                           For the
                                                                          Six-Month
                                                                        Period Ended                                For the Period
                                                                        December 31,                               July 1, 2003(2)
MULTI-MANAGER SMALL-CAP FUND --                                             2005             For the Fiscal        through June 30,
   INSTITUTIONAL SHARES(1)                                               (Unaudited)    Year Ended June 30, 2005         2004
                                                                        ------------    ------------------------   ----------------
NET ASSET VALUE -- BEGINNING OF PERIOD..............................      $  13.92              $  12.80               $  10.00
                                                                          --------              --------               --------
INVESTMENT OPERATIONS:
 Net investment loss(3).............................................         (0.02)                (0.02)                 (0.03)
 Net realized and unrealized gain on investments....................          0.69                  1.46                   2.83
                                                                          --------              --------               --------
   Total from investment operations.................................          0.67                  1.44                   2.80
                                                                          --------              --------               --------
DISTRIBUTIONS:
 From net realized gains............................................         (1.11)                (0.32)                    --
                                                                          --------              --------               --------
   Total distributions..............................................         (1.11)                (0.32)                    --
                                                                          --------              --------               --------
NET ASSET VALUE -- END OF PERIOD....................................      $  13.48              $  13.92               $  12.80
                                                                          ========              ========               ========
TOTAL RETURN........................................................         4.82%**              11.29%                 28.00%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
 Expenses:
   Including expense limitations....................................         1.25%*                1.25%                  1.25%*
   Excluding expense limitations....................................         1.46%*                1.58%                  1.92%*
 Net investment loss................................................       (0.26)%*              (0.16)%                (0.26)%*
Portfolio turnover rate(5)..........................................           44%**                 44%                    20%**
Net assets at the end of period (000 omitted).......................      $ 55,089              $ 53,271               $ 55,776

---------------
*   Annualized
**  Not annualized
(1) Formerly, the Wilmington Small Cap Strategic Allocation Fund.
(2) Commencement of operations.
(3) The net investment loss per share was calculated using the average shares outstanding method.
(4) For the periods prior to July 1, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment loss ratios include expenses allocated from the underlying funds, WT Investment Trust I-Small Cap Multi-Manager Series and Small Cap Quantitative Series (the "Series"). Effective July 1, 2005, the Fund no longer operates in a "fund-of-funds" structure.
(5) Prior to July 1, 2005, the portfolio turnover rate reflects the Fund's investment activity in the Series.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                For the Period
                                                            December 20, 2005(1)
                                                                   through
MULTI-MANAGER SMALL-CAP FUND --                                December 31, 2005
   INVESTOR SHARES                                               (Unaudited)
                                                              ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................         $13.43
                                                                    ------
INVESTMENT OPERATIONS:
 Net investment income(2)..................................             --(3)
 Net realized and unrealized gain on investments ..........           0.05
                                                                    ------
   Total from investment operations .......................           0.05
                                                                    ------
NET ASSET VALUE -- END OF PERIOD ..........................         $13.48
                                                                    ======
TOTAL RETURN(5)............................................          0.37%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................          1.50%*
   Excluding expense limitations ..........................          1.70%*
 Net investment income ....................................          0.42%*,(4)
Portfolio turnover rate ...................................            44%**
Net assets at the end of period (000 omitted) .............         $   10

---------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Less than $0.01 per share.
(4) Because the Investor Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.
(5) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                              For the
                                                             Six-Month
                                                           Period Ended                         For the Fiscal
MULTI-MANAGER INTERNATIONAL FUND --                        December 31,                      Years Ended June 30,
   INSTITUTIONAL SHARES(1)                                     2005        --------------------------------------------------------
                                                            (Unaudited)      2005       2004        2003        2002         2001
                                                           ------------    --------   --------    --------    ---------   ---------
NET ASSET VALUE -- BEGINNING OF PERIOD .................     $   8.53      $   7.39   $   5.75    $   6.29    $    7.43   $   12.48
                                                             --------      --------   --------    --------    ---------   ---------
INVESTMENT OPERATIONS:
 Net investment income(2)...............................         0.02          0.14       0.08        0.07         0.01        0.05
 Net realized and unrealized gain (loss) on investments
  and foreign currency..................................         1.29          1.07       1.59       (0.61)       (1.07)      (3.19)
                                                             --------      --------   --------    --------    ---------   ---------
   Total from investment operations.....................         1.31          1.21       1.67       (0.54)       (1.06)      (3.14)
                                                             --------      --------   --------    --------    ---------   ---------
DISTRIBUTIONS:
 From net investment income ............................        (0.10)        (0.07)     (0.03)         --        (0.02)      (0.06)
 From net realized gains ...............................        (0.61)           --         --          --        (0.06)      (1.85)
                                                             --------      --------   --------    --------    ---------   ---------
   Total distributions..................................        (0.71)        (0.07)     (0.03)         --        (0.08)      (1.91)
                                                             --------      --------   --------    --------    ---------   ---------
NET ASSET VALUE -- END OF PERIOD .......................     $   9.13      $   8.53   $   7.39    $   5.75    $    6.29   $    7.43
                                                             ========      ========   ========    ========    =========   =========
TOTAL RETURN ...........................................       15.41%**      16.41%     29.12%     (8.59)%     (14.30)%    (27.55)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
 Expenses:
   Including expense limitations........................        1.06%*        1.00%      1.08%       1.36%        1.37%       1.07%
   Excluding expense limitations........................        1.06%*        1.00%      1.08%       1.38%        1.39%       1.29%
 Net investment income .................................        0.30%*        1.76%      1.16%       1.28%        0.21%       0.55%
Portfolio turnover rate ................................          41%**         71%       129%        148%          91%         86%
Net assets at the end of period (000 omitted) ..........     $612,089      $426,581   $251,851    $ 95,420    $  61,660   $  76,511

---------------
*   Annualized
**  Not annualized
(1) Formerly, the Wilmington International Strategic Allocation Fund.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-International Multi-Manager Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                For the Period
                                                            December 20, 2005(1)
                                                                   through
MULTI-MANAGER INTERNATIONAL FUND --                            December 31, 2005
   INVESTOR SHARES                                               (Unaudited)
                                                              ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................        $   9.08
                                                                   --------
INVESTMENT OPERATIONS:
 Net investment loss(2)....................................              --(3)
 Net realized and unrealized gain on investments and
  foreign currency.........................................            0.05
                                                                   --------
   Total from investment operations .......................            0.05
                                                                   --------
NET ASSET VALUE -- END OF PERIOD ..........................        $   9.13
                                                                   ========
TOTAL RETURN(5)............................................           0.55%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................           1.31%*
   Excluding expense limitations ..........................           1.31%*
 Net investment loss ......................................         (0.35)%*,(4)
Portfolio turnover rate ...................................             41%**
Net assets at the end of period (000 omitted) .............        $     10

---------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Less than $0.01 per share.
(4) Because the Investor Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment loss ratio shown for the period.
(5) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                           For the
                                                                          Six-Month
                                                                        Period Ended                                For the Period
                                                                        December 31,                                July 1, 2003(2)
MULTI-MANAGER REAL ESTATE SECURITIES FUND --                                2005             For the Fiscal        through June 30,
   INSTITUTIONAL SHARES(1)                                               (Unaudited)    Year Ended June 30, 2005         2004
                                                                        ------------    ------------------------   ----------------
NET ASSET VALUE -- BEGINNING OF PERIOD..............................       $ 14.18              $ 11.77                 $ 10.00
                                                                           -------              -------                 -------
INVESTMENT OPERATIONS:
 Net investment income(3)...........................................          0.27                 0.31                    0.38
 Net realized and unrealized gain on investments....................          0.57                 3.12                    1.55
                                                                           -------              -------                 -------
   Total from investment operations.................................          0.84                 3.43                    1.93
                                                                           -------              -------                 -------
DISTRIBUTIONS:
 From net investment income.........................................         (0.13)               (0.35)                  (0.15)
 From net realized gains............................................         (1.03)               (0.67)                  (0.01)
                                                                           -------              -------                 -------
   Total distributions..............................................         (1.16)               (1.02)                  (0.16)
                                                                           -------              -------                 -------
NET ASSET VALUE -- END OF PERIOD....................................       $ 13.86              $ 14.18                 $ 11.77
                                                                           =======              =======                 =======
TOTAL RETURN........................................................         5.99%**             30.00%                  19.40%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
 Expenses:
   Including expense limitations....................................         1.01%*               1.17%                   1.56%*
   Excluding expense limitations....................................         1.08%*               1.29%                   1.78%*
 Net investment income..............................................         3.71%*               2.36%                   3.36%
Portfolio turnover rate.............................................           23%**                75%                     29%**
Net assets at the end of period (000 omitted).......................       $70,763              $58,963                 $40,621

---------------
*   Annualized
**  Not annualized
(1) Formerly, the Wilmington Real Estate Strategic Allocation Fund.
(2) Commencement of operations.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I-Real Estate Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                                For the Period
                                                            December 20, 2005(1)
                                                                   through
MULTI-MANAGER REAL ESTATE SECURITIES FUND --                   December 31, 2005
   INVESTOR SHARES                                                (Unaudited)
                                                              ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................         $ 13.77
                                                                    -------
INVESTMENT OPERATIONS:
 Net investment income(2)..................................            0.07
 Net realized and unrealized gain on investments ..........            0.02
                                                                    -------
   Total from investment operations .......................            0.09
                                                                    -------
NET ASSET VALUE -- END OF PERIOD ..........................         $ 13.86
                                                                    =======
TOTAL RETURN(4)............................................           0.65%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................           1.26%*
   Excluding expense limitations ..........................           1.29%*
 Net investment income ....................................          16.05%*,(3)
Portfolio turnover rate ...................................             23%**
Net assets at the end of period (000 omitted) .............         $    10

---------------
*   Annualized
**  Not annualized
(1) Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Because the Investor Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. The Trust currently offers 26 series, five of which are included in these financial statements. The five series are as follows: Wilmington Multi-Manager Large-Cap Fund, formerly, the Wilmington Large Cap Strategic Allocation Fund, ("Large-Cap Fund"), Wilmington Multi-Manager Mid-Cap Fund, formerly, the Wilmington Mid Cap Strategic Allocation Fund, ("Mid-Cap Fund"), Wilmington Multi-Manager Small-Cap Fund, formerly, the Wilmington Small Cap Strategic Allocation Fund, ("Small-Cap Fund"), Wilmington Multi-Manager International Fund, formerly, the Wilmington International Strategic Allocation Fund, ("International Fund") and Wilmington Multi-Manager Real Estate Securities Fund, formerly, the Wilmington Real Estate Strategic Allocation Fund, ("Real Estate Securities Fund") (each a "Fund" and collectively, the "Funds").

    Each Fund offers two classes of shares: Institutional Shares and Investor Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

    Effective July 1, 2005, each Fund's investment structure was changed from a master-feeder or fund-of-funds structure to a stand-alone mutual fund, whereby each Fund directly invests in securities. The restructuring was accomplished through a redemption by each Fund of its investment in its corresponding master fund or underlying funds, whereby the master fund or underlying funds distributed to the Fund its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser or sub-advisors, their services or fees occurred as a result of the restructuring.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

    Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value

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---------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

    foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

    Foreign Currency Translations. The books and records of the International Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The International Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Forward Foreign Currency Exchange Contracts. In connection with purchases and sales of securities denominated in a foreign currency, the International Fund may enter into forward foreign currency exchange contracts. Additionally, from time to time it may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

    Futures Transactions. The International Fund may invest in financial futures contracts for the purposes of hedging its existing portfolio. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering into futures contracts include, but are not limited to, (i) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and (iii) the possibility that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

    Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

    Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds' understanding of the applicable country's tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer.

    Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

    Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid to shareholders quarterly, except for the International Fund for which such distributions are declared and paid annually. Distributions from net realized gains, if any, will be declared and paid annually.

    Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each Fund. RSMC allocates each Fund's assets among the sub-advisers shown below and oversees their investment activities. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investments services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. Each Fund pays RSMC and each sub-adviser a fee for their services as follows:

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

                                           Gross       Fees
                                            Fees      Waived         % of Average Daily Net Assets
                                          --------   --------    --------------------------------------
LARGE-CAP FUND
--------------
RSMC                                      $146,599   $(15,212)   0.35% of average daily net assets

Armstrong Shaw Associates Inc.              49,357         --    0.50% of the first $25 million under ASA's management;
 ("ASA")                                                         0.45% of the next $25 million; and 0.40% over $50 million

Montag & Caldwell, Inc.                     46,917    (20,942)   0.65% of the first $10 million under M&C's management;
 ("M&C")(1)                                                      0.50% of the next $10 million; 0.35% of the next $50
                                                                 million; and 0.25% over $70 million

First Quadrant ("FQ")(1)                    42,011     (5,041)   0.50% of the first $75 million under FQ's management;
                                                                 0.35% of the next $75 million; 0.30% of the next $150
                                                                 million; and 0.21% over $300 million

Parametric Portfolio Associates,            19,819         --    0.25% of the first $20 million under PPA's management;
 Inc. ("PPA")                                                    0.225% of the next $20 million; and 0.20% over $40 million

MID-CAP FUND(2)
-------------
RSMC                                      $ 69,400   $(27,124)   0.35% of average daily net assets

Bennett Lawrence Management,                36,631     (3,342)   0.55% of the first $75 million under BLM's management;
 LLC ("BLM")(1)                                                  and 0.40% over $75 million

Equity Investment Corporation               16,900     (2,017)   0.50% of the first $25 million under EIC's management;
 ("EIC")(1)                                                      0.45% of the next $25 million; and 0.40% over $50 million

PPA                                         12,499         --    0.25% of the first $20 million under PPA's management;
                                                                 0.225% of the next $20 million; and 0.20% over $40 million
SMALL-CAP FUND
--------------
RSMC                                      $ 95,963   $(45,857)   0.35% of average daily net assets

Batterymarch Financial Management,          61,286         --    0.70% of the first $100 million under BFM's management;
 Inc. ("BFM")                                                    and 0.60% over $100 million

Systematic Financial Management,            87,955    (10,995)   0.80% of the first $25 million under SFM's management;
 L.P. ("SFM")(1)                                                 0.70% of the next $50 million; and 0.55% over $75 million

PPA                                         15,269         --    0.25% of the first $20 million under PPA's management;
                                                                 0.225% of the next $20 million; and 0.20% over $40 million
INTERNATIONAL FUND
------------------
RSMC                                      $862,223   $     --    0.35% of average daily net assets

Goldman Sachs Asset                        659,190         --    0.50% of average daily net assets
 Management, L.P.

Julius Baer Investment                     661,885         --    0.50% of average daily net assets
 Management, Inc.

---------------
(1) Pursuant to separate fee waiver agreements, the sub-advisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

(2) Prior to October 14, 2005, Eubel Brady and Suttman Asset Management, Inc. ("EBSAM") served as a subadviser to the Mid-Cap Fund. For the period July 1, 2005 through October 13, 2005, EBSAM's fees amounted to $9,156, of which $548 was waived.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

                                           Gross       Fees
                                            Fees      Waived         % of Average Daily Net Assets
                                          --------   --------    --------------------------------------
REAL ESTATE SECURITIES FUND
---------------------------
RSMC                                      $114,885   $     --    0.35% of average daily net assets

AEW Management and Advisors,                66,875    (13,073)   0.55% of the first $25 million under AEW's management;
 L.P. ("AEW")(1)                                                 0.45% of the next $25 million; and 0.35% over $50 million

Real Estate Management Services             60,116    (10,926)   0.55% of the first $25 million under REMS management;
 Group ("REMS")(1)                                               0.45% of the next $25 million; and 0.35% over $50 million

    ---------------
    (1) Pursuant to separate fee waiver agreements, the sub-advisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

    RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), exceed the following percentages of average daily net assets:

                                         Expense Limitation*    Expiration Date
                                         -------------------    ----------------
     Large-Cap Fund ..................           1.00%          November 1, 2008
     Mid-Cap Fund ....................           1.15%          November 1, 2008
     Small-Cap Fund ..................           1.25%          November 1, 2008


     *This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.

    RSMC provides compliance services to the Funds pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at the annual rate of 0.012% of each Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2005 are shown separately on the statements of operations.

    Compensation of Trustees and Officers. Trustees and officers of the Funds who are interested persons of RSMC, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of RSMC, as defined in the 1940 Act, receive compensation and reimbursement of expenses. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

    Distribution Fees. The Investor Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of Investor Shares, and for services provided to Investor Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the Investor Shares.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

    Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds, except for the International Fund. PFPC Trust Company serves as custodian and Citibank, N.A. serves as the foreign custody manager for the International Fund. The Funds pay WTC for its services as custodian. The fees for these services for the six-month period ended December 31, 2005 are shown separately in the statements of operations. WTC pays PFPC Trust Company for its services as sub-custodian.

    Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the six-month period ended December 31, 2005 were as follows:

    Large-Cap Fund..............................................    $42,234
    Mid-Cap Fund................................................     37,420
    Small-Cap Fund..............................................     61,613
    Real Estate Securities Fund.................................     24,243

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                Large-Cap Fund    Mid-Cap Fund   Small-Cap Fund
                                --------------    ------------   --------------
     Purchases..............      $29,371,323     $25,284,355      $23,755,930
     Sales..................       23,284,211      26,978,000       25,027,422

                        International Fund    Real Estate Securities Fund
                        ------------------    ---------------------------
     Purchases......       $326,087,107               $24,773,190
     Sales..........        210,390,343                14,844,422

5. COMMITMENTS. At December 31, 2005, the International Fund had entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                      Contract         Value at         Unrealized
   Settlement Date                                        Currency Bought             Amount      December 31, 2005   Depreciation
   ---------------                                  -----------------------------    ----------    -----------------   ------------
   January 2006..................................   295,047,915 Japanese Yen         $2,554,527       $2,509,496         $(45,031)
   February 2006.................................   1,030,700 U.K. Pound Sterling     1,773,649        1,773,095             (554)
                                                                                                                         --------
                                                                                                                         $(45,585)
                                                                                                                         ========

                                       81

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

                                                                                                                       Unrealized
                                                                                    Contract        Value at         Appreciation
   Settlement Date                                            Currency Sold          Amount     December 31, 2005   (Depreciation)
   ---------------                                        -----------------------    --------    -----------------   --------------
   January 2006........................................   15,694,137 Czech Koruna    $633,850        $639,738            $(5,888)
   February 2006.......................................   13,012,590 Czech Koruna     528,160         531,640             (3,480)
   March 2006..........................................   21,800,100 Czech Koruna     901,062         892,219              8,843
   March 2006..........................................   15,969,400 Czech Koruna     661,122         653,584              7,538
   March 2006..........................................   11,208,369 Czech Koruna     463,274         458,728              4,546
                                                                                                                         -------
                                                                                                                         $11,559
                                                                                                                         =======

6. FINANCIAL FUTURES CONTRACTS. At December 31, 2005, the International Fund had open financial futures contracts as follows:

                                                                                                                       Unrealized
                                                                                    Contract         Value at         Appreciation
   Contracts to Buy                                            Expiration Date      Amount      December 31, 2005   (Depreciation)
   ----------------                                            ---------------    ----------    -----------------   --------------
    5 CAC40 10 Euro Index Futures ...........................     Janaury 2006     $  279,149       $  278,286           $  (863)
    1 Dax Index Futures .....................................       March 2006        160,147          160,360               213
   21 DJ Euro Stoxx 50 Index Futures ........................       March 2006        894,109          888,768            (5,341)
   15 FTSE 100 Index Futures ................................       March 2006      1,442,790        1,446,180             3,390
    1 Hang Seng Index Futures ...............................     January 2006         97,640           95,685            (1,955)
    1 IBEX 35 Index Futures .................................     January 2006        124,196          126,177             1,981
    1 S&P/MIB 30 Index Futures ..............................       March 2006        211,878          211,110              (768)
    4 SPI 200 Index Futures .................................       March 2006        344,561          346,750             2,189
    8 TOPIX Index Futures ...................................       March 2006      1,107,931        1,113,954             6,023
                                                                                                                         -------
                                                                                                                         $ 4,869
                                                                                                                         =======

    The use of futures contracts involves elements of market risk of risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

7. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2005 for the Institutional Shares and Investor Shares are as follows.

                                                                                        Institutional Shares       Investor Shares
                                                                                      -------------------------    ----------------
                                                                                       Shares         Dollars      Shares   Dollars
                                                                                     ----------    ------------    ------   -------
   Large-Cap Fund
   --------------
   Sold...........................................................................    1,080,311    $ 13,386,226      819    $10,000
   Issued on reinvestment of distributions........................................      197,928       2,418,129       --         --
   Redeemed.......................................................................     (458,760)     (5,669,574)      --         --
                                                                                     ----------    ------------    -----    -------
   Net increase...................................................................      819,479    $ 10,134,781      819    $10,000
                                                                                     ==========    ============    =====    =======
   Mid-Cap Fund
   ------------
   Sold...........................................................................      462,806    $  6,314,191      795    $10,000
   Issued on reinvestment of distributions........................................      303,239       3,814,849       --         --
   Redeemed.......................................................................     (465,289)     (6,372,077)      --         --
                                                                                     ----------    ------------    -----    -------
   Net increase...................................................................      300,756    $  3,756,963      795    $10,000
                                                                                     ==========    ============    =====    =======
   Small-Cap Fund
   --------------
   Sold...........................................................................      531,525    $  7,545,818      745    $10,000
   Issued on reinvestment of distributions........................................      250,896       3,369,535       --         --
   Redeemed.......................................................................     (524,112)     (7,486,706)      --         --
                                                                                     ----------    ------------    -----    -------
   Net increase...................................................................      258,309    $  3,428,647      745    $10,000
                                                                                     ==========    ============    =====    =======
   International Fund
   ------------------
   Sold...........................................................................   16,283,754    $148,492,503    1,101    $10,000
   Issued on reinvestment of distributions........................................    3,414,090      30,999,933       --         --
   Redeemed.......................................................................   (2,676,180)    (24,409,366)      --         --
                                                                                     ----------    ------------    -----    -------
   Net increase...................................................................   17,021,664    $155,083,070    1,101    $10,000
                                                                                     ==========    ============    =====    =======
   Real Estate Securities Fund
   ---------------------------
   Sold...........................................................................    1,197,213    $ 17,320,550      726    $10,000
   Issued on reinvestment of distributions........................................      304,493       4,203,691       --         --
   Redeemed.......................................................................     (554,612)     (7,979,699)      --         --
                                                                                     ----------    ------------    -----    -------
   Net increase...................................................................      947,094    $ 13,544,542      726    $10,000
                                                                                     ==========    ============    =====    =======

                                       83

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

    Transactions in shares of capital stock for the year ended June 30, 2005 for the Institutional Shares and Investor Shares are as follows.

                                                                                        Institutional Shares       Investor Shares
                                                                                      -------------------------    ----------------
                                                                                       Shares         Dollars      Shares   Dollars
                                                                                     ----------    ------------    ------   -------
   Large-Cap Fund
   --------------
   Sold...........................................................................    1,876,358    $ 21,675,655       --     $   --
   Issued on reinvestment of distributions........................................       29,175         344,538       --         --
   Redeemed.......................................................................   (1,612,890)    (18,686,434)      --         --
                                                                                     ----------    ------------    -----     ------
   Net increase...................................................................      292,643    $  3,333,759       --     $   --
                                                                                     ==========    ============    =====     ======
   Mid-Cap Fund
   ------------
   Sold...........................................................................    1,049,829    $ 13,035,634       --     $   --
   Issued on reinvestment of distributions........................................        7,797         101,666       --         --
   Redeemed.......................................................................   (1,597,471)    (20,372,899)      --         --
                                                                                     ----------    ------------    -----     ------
   Net decrease...................................................................     (539,845)   $ (7,235,599)      --     $   --
                                                                                     ==========    ============    =====     ======
   Small-Cap Fund
   --------------
   Sold...........................................................................    1,400,474    $ 18,146,376       --     $   --
   Issued on reinvestment of distributions........................................       86,592       1,180,249       --         --
   Redeemed.......................................................................   (2,018,186)    (26,743,502)      --         --
                                                                                     ----------    ------------    -----     ------
   Net decrease...................................................................     (531,120)   $ (7,416,877)      --     $   --
                                                                                     ==========    ============    =====     ======
   International Fund
   ------------------
   Sold...........................................................................   21,990,520    $184,481,870       --     $   --
   Issued on reinvestment of distributions........................................      149,860       1,245,340       --         --
   Redeemed.......................................................................   (6,197,761)    (50,707,138)      --         --
                                                                                     ----------    ------------    -----     ------
   Net increase...................................................................   15,942,619    $135,020,072       --     $   --
                                                                                     ==========    ============    =====     ======
   Real Estate Securities Fund
   ---------------------------
   Sold...........................................................................    1,950,188    $ 25,269,391       --     $   --
   Issued on reinvestment of distributions........................................      211,317       2,762,373       --         --
   Redeemed.......................................................................   (1,454,611)    (18,781,452)      --         --
                                                                                     ----------    ------------    -----     ------
   Net increase...................................................................      706,894    $  9,250,312       --     $   --
                                                                                     ==========    ============    =====     ======

8. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, gains (losses) on foreign currency transactions and net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

     In connection with the change in investment structure discussed in Note 1, the Funds made the following reclassifications:

                                                                                                                        Real Estate
                                                                    Large-Cap   Mid-Cap    Small-Cap    International    Securities
                                                                      Fund        Fund        Fund          Fund            Fund
                                                                    ---------   -------    ---------    -------------   -----------
     Paid-in capital............................................      $(306)     $(443)      $(505)         $(130)         $(239)
     Net unrealized appreciation
      (depreciation) of investments.............................      $ 306      $ 443       $ 505          $ 130          $ 239

     The tax character of distributions paid during the six-month period ended December 31, 2005 and the year ended June 30, 2005 was as follows:

                                                                                                                        Real Estate
                                                               Large-Cap      Mid-Cap      Small-Cap    International    Securities
                                                                  Fund         Fund          Fund           Fund            Fund
                                                               ----------   ----------    ----------    -------------   -----------
     Six-month period ended December 31, 2005
     Ordinary income.......................................    $  339,220   $  249,073    $  718,562     $ 9,714,285     $1,815,083
     Long-term capital gains...............................     2,839,235    4,467,289     3,448,192      34,614,550      3,669,067
                                                               ----------   ----------    ----------     -----------     ----------
      Total distributions..................................    $3,178,455   $4,716,362    $4,166,754     $44,328,835     $5,484,150
                                                               ==========   ==========    ==========     ===========     ==========
     Year ended June 30, 2005
     Ordinary income.......................................    $  578,874   $  133,945    $1,456,026     $ 2,546,225     $2,363,025
     Long-term capital gains...............................            --          355           741              --      1,440,464
                                                               ----------   ----------    ----------     -----------     ----------
      Total distributions..................................    $  578,874   $  134,300    $1,456,767     $ 2,546,225     $3,803,489
                                                               ==========   ==========    ==========     ===========     ==========

     The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax basis balances have not been determined as of December 31, 2005.

9. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

10. SUBSEQUENT EVENTS. At a special meeting of shareholders of the International Fund held on January 20, 2006 shareholders approved the following new investment sub-advisory agreements among the Trust, on behalf of the International Fund, RSMC, The Boston Company Asset Management ("BCAM") and Acadian Asset Management, Inc. ("Acadian"). The BCAM Agreement entitles BCAM to receive the following fees on the average daily net assets allocated to them by RSMC: 0.95% on the first $25 million; and 0.85% on assets over $25 million. The Acadian Agreement entitles Acadian to receive the following fees on the average daily net assets allocated to them by
     RSMC: 0.75% on the first $25 million; 0.65% on the next $25 million; 0.50% on the next $100 million; and 0.40% on assets over $150 million.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 NOTICE TO SHAREHOLDERS -- RESULTS OF A SPECIAL SHAREHOLDERS MEETING
================================================================================

A special meeting of shareholders of the Wilmington Multi-Manager International Fund (the "Fund") of WT Mutual Fund (the "Trust") was held on January 20, 2006 for the following purposes:

     (1) To approve a new investment sub-advisory agreement among the Trust, on behalf of the Fund, Rodney Square Management Corporation ("RSMC"), and The Boston Company Asset Management, LLC ("BCAM");

     (2) To approve a new investment sub-advisory agreement among the Trust, on behalf of the Fund, RSMC, and Acadian Asset Management, Inc. ("Acadian").

All shareholders of record at the close of business on December 9, 2005 were entitled to attend or submit proxies. As of the record date the Fund had 61,965,979 shares outstanding. At the meeting shareholders approved a new investment sub-advisory agreements and the results of the voting for the proposals were as follows:

1. To approve a new investment sub-advisory agreement among the Trust, on behalf of the Fund, RSMC, and BCAM.

                   Votes For         Votes Against    Votes Abstained
                   ---------         -------------    ---------------
                54,493,067.371         125,616.00       157,159.00

2. To approve a new investment sub-advisory agreement among the Trust, on behalf of the Fund, RSMC, and Acadian.

                   Votes For         Votes Against    Votes Abstained
                   ---------         -------------    ---------------
                54,493,067.371         125,616.00       157,159.00

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS
================================================================================

   At a meeting held on September 1, 2005, the Board of Trustees including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees") unanimously approved the continuance for an additional one-year period of existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund, and Wilmington Multi-Manager Real Estate Securities Fund (each a "series"), and RSMC (the "Advisory Agreement") for an additional one-year period. The Trustees also unanimously approved the continuance of the sub-advisory agreement (the "WTIM Agreement") among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities and performs research, statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation which is under common control with RSMC and whose employees are also employees of RSMC. At the same meeting the Board also approved the continuance of the existing sub-advisory agreements among the Trust, RSMC and each of the following sub-advisers: Goldman Sachs Asset Management, L.P, Julius Baer Investment Management, LLC., Real Estate Management Services Group LLC, AEW Management and Advisors L.P., Armstrong Shaw Associates Inc., Batterymarch Financial Management, Inc., Montag & Caldwell, Inc., Bennett Lawrence Management, LLC, Equity Investment Corporation, Systematic Financial Management L.P., First Quadrant, L.P. and Parametric Portfolio Associates LLC (the "Sub-Advisory Agreements" and with the Advisory Agreement (the "Agreements").

   Before meeting to determine whether to approve the continuance of the Agreements, the Board had the opportunity to review written materials provided by RSMC, each of the sub-advisers and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its series, (ii) the size and qualifications of the adviser's or sub-adviser's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a series and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted,
(viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's or sub-adviser's ability to service the series, (ix) the compliance with a series investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. Each adviser and sub-adviser provided information regarding the advisory fees received and an analysis of these fees in relation to the services to the series, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's or sub-adviser's relationship with the Trust.

   During its deliberations on whether to approve the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Trustees considered the services provided to the series by each adviser and sub-adviser as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Board noted the substantial changes to the operations and management of the Trust over the past year
                                       87

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS -- continued
================================================================================

including the withdrawal from the master-feeder structure, improved performance, and changes in personnel including a new CFO and CCO. The Board considered each adviser's and sub-adviser's personnel changes over the last year and the depth of each adviser's personnel who possess the experience to provide investment management services to the series of the Trust. The Board determined that the changes in management have generally been favorable. The Trustees concluded that the nature, extent and quality of the services provided by each adviser and sub-adviser to each series were appropriate and consistent with the terms of the Agreements, that the quality of those services had been consistent with industry norms and that the series were likely to benefit from the continued provision of those services. They also concluded that the adviser and each sub-adviser had sufficient personnel, with the appropriate education and experience, to serve the series effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

   The Board considered the investment performance of each series, RSMC and each of the sub-advisers. The Board reviewed and considered comparative performance data and each series performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Board also noted its review and evaluation of each series investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series and each adviser and sub-adviser was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. It was noted that although the performance of some series lagged that of their peers for certain periods, they also concluded that the adviser had taken appropriate steps to address the under-performance and that the more recent performance has been improving.

   The Board considered the costs of the services provided by the adviser and each sub-adviser, the compensation and benefits received by the adviser and each sub-adviser in providing services to the series, as well as the adviser's and each sub-adviser's profitability. In addition, the Board considered direct or indirect revenues received by affiliates of the advisers and sub-advisers. The Board recognized that that the adviser's and each sub-adviser's level of profitability is an important factor in providing service to the series. The Board was satisfied that the adviser's and sub-adviser's profits were sufficient to continue as a viable concern generally and as investment adviser or sub-adviser of the series specifically. The Board concluded that each adviser's and sub-adviser's fees and profits derived from its relationship with the Trust in light of each series' expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series was reasonable, taking into account the size of the series, the quality of services provided by the advisers and sub-advisers, the investment performance of the series and the expense limitations agreed to by RSMC.

   The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for all of the series for the benefit of shareholders due to certain break-points in the advisory or sub-advisory fees. The Board recognized that additional economies of scale achieved will be primarily due to the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in their advisory fees.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AND
   SUB-ADVISORY AGREEMENTS -- continued
================================================================================

   The Trustees considered whether there have occurred any events that would constitute a reason for the Trustees not to renew the adviser's or sub-adviser's agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of each series and its shareholders to approve the continuation of each of the Agreements. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR THE
   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
================================================================================

   At the Board of Trustees meeting held on November 29, 2005, the Trustees, on behalf of the Wilmington Multi-Manager International Fund (the "International Fund"), unanimously approved a new sub-advisory agreement among the Trust, RSMC and The Boston Company Asset Management, LLC (the "BCAM Agreement") and a new sub-advisory agreement among the Trust, RSMC and Acadian Asset Management, Inc. or (the "Acadian Agreement," and with the BCAM Agreement, the "New Agreements"). In determining whether to approve the New Agreements, the Trustees considered information provided by The Boston Company Asset Management, LLC ("BCAM") and Acadian Asset Management ("Acadian,")(each of
BCAM and Acadian, a "Sub-Adviser") in accordance with Section 15(c) of the 1940 Act. The Trustees considered information that BCAM and Acadian provided regarding (i) services to be performed for International Fund, (ii) the size and qualifications of the Sub-Adviser's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the International Fund,
(iv) how the International Fund will be managed, including a general description of the proposed investment decision-making process, sources of information, and investment strategies, (v) investment performance information for similarly managed accounts and investment companies, (vi) brokerage selection procedures (including soft dollar arrangements), (vii) the procedures for allocating investment opportunities between a fund and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on the Sub-Adviser's ability to service the International Fund, (x) the Sub-Adviser's internal program for ensuring the compliance with a fund's investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, (xi) the Sub-Adviser's proxy voting policies, (xii) ideas each of the Sub-Advisers had for the future growth and efficient operation of the International Fund and suggestions for new or improved services that might be provided to shareholders and (xiii) detail and quantification of any fee sharing arrangements with respect to the distribution of shares of the International Fund.

   Each Sub-Adviser also provided information regarding its proposed sub-advisory fees and an analysis of these fees in relation to the delivery of services to the International Fund; the costs of providing such services; an estimation of the profitability of the Sub-Adviser in general and as a result of the fees received from the International Fund; any other ancillary benefit resulting from Sub-Adviser's relationship with the International Fund; the structure of, and the method used to determine, the compensation received by a portfolio manager from the International Fund or any other International Fund managed by the Sub-Adviser; each Sub-Adviser's most recent audited financial statements plus unaudited statements as of the most recent practicable date.

   The Trustees reviewed the services to be provided to the International Fund by each of the Sub-Advisers as compared to services provided by other advisers which manage mutual International Funds with investment objectives, strategies and policies similar to those of the International Fund. The Trustees noted the substantial changes to the operations and management of the Trust over the past year including the withdrawal from the master-feeder structure, improved performance, and changes in personnel. The Trustees concluded that the nature, extent and quality of the services provided by each of the Sub-Advisers to the International Fund were appropriate and consistent with the terms of the respective sub-advisory agreements, that the quality of those services had been consistent with industry norms and that the International Fund were likely to benefit from adding each of BCAM and Acadian as a Sub-Adviser. They also concluded that each Sub-Adviser had sufficient personnel, with the

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 APPROVAL OF NEW SUB-ADVISORY AGREEMENTS FOR THE
   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND -- continued
================================================================================

appropriate education and experience, to serve the International Fund effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

   The Trustees reviewed each Sub-Adviser's performance data, statistics and fee data for investment performance information for similarly managed accounts and investment companies and compared such data against comparable investment companies, including the International Fund. The Trustees observed that they will review and evaluate the International Fund's investment performance on an on-going basis throughout the year.

   The Trustees considered the costs of the services to be provided by each Sub-Adviser, the compensation and benefits received by each Sub-Adviser in providing services to the International Fund, as well as each Sub-Adviser's projected profitability. The Trustees reviewed each Sub-Adviser's financial statements. In addition, the Trustees considered any direct or indirect revenues which would be received by affiliates of each Sub-Adviser. The Trustees concluded that each Sub-Adviser's fees and profits derived from its relationship with the International Fund in light of the International Fund's expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual International Funds with similar strategies. The Trustees also concluded that the overall expense ratio of the International Fund is reasonable, taking into account the size of the International Fund, the quality of services provided by each Sub-Adviser, the investment performance of each Sub-Adviser comparable mutual funds with similar strategies.

   The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the International Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the International Fund for the benefit of International Fund shareholders due to break-points in the sub-advisory fees.

   After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of the International Fund shareholders to approve each of the New Agreements. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the circumstances.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it related to the business of the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                        Number of
                                                                                  Principal           Portfolios in       Other
                              Position(s)          Term of Office               Occupation(s)           the Trust     Directorships
Name, Address and Age          Held with            and Length of                During Past           Overseen by       Held by
---------------------          the Trust             Time Served                 Five Years              Trustee         Trustee
                            ---------------   ------------------------    ------------------------    -------------   -------------
ROBERT J. CHRISTIAN(1)      Trustee           Shall serve until death,    Executive Vice                   26         None
Date of Birth: 2/49         President,        resignation or removal.     President and
                            Chief Executive   Trustee, President and      Chief Investment
                            Officer and       Chairman of the Board       Officer of Wilmington
                            Chairman of       since October 1998.         Trust Company since
                            the Board                                     February 1996; President
                                                                          of Rodney Square
                                                                          Management Corporation
                                                                          ("RSMC") from 1996
                                                                          to 2005; Vice President
                                                                          of RSMC since 2005.

NEIL WOLFSON(2)             Trustee           Shall serve at the          Chief Investment Officer         26         None
Date of Birth: 6/64                           pleasure of the Board       of Wilmington Trust
                                              and until successor is      Investment Management,
                                              elected and qualified.      LLC ("WTIM") since
                                              Trustee since November      July 2004; Previously,
                                              2005.                       Partner at KPMG from
                                                                          1996-2004.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Vice President of RSMC, an investment adviser to the Trust.

(2) Mr. Wolfson is an "interested" Trustee by reason of his position as Chief Investment Officer of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

INDEPENDENT TRUSTEES
                                                                                                   Number of
                                                                             Principal           Portfolios in          Other
                           Position(s)        Term of Office               Occupation(s)           the Trust        Directorships
                            Held with          and Length of                During Past           Overseen by          Held by
Name, Address and Age       the Trust           Time Served                 Five Years              Trustee            Trustee
---------------------      -----------   ------------------------    ------------------------    -------------   ------------------
ROBERT ARNOLD              Trustee       Shall serve until death,    Founder and co-manages,          26         First Potomac
Date of Birth: 3/44                      resignation or removal.     R. H. Arnold & Co., Inc.                    Realty Trust
                                         Trustee since May           (investment banking                         (real estate
                                         1997.                       company) since 1989.                        investment trust).

DR. ERIC BRUCKER           Trustee       Shall serve until death,    Professor of Economics,          26         None
Date of Birth: 12/41                     resignation or removal.     Widener University since
                                         Trustee since October       July 2004; formerly,
                                         1999.                       Dean, School of Business
                                                                     Administration of
                                                                     Widener University
                                                                     from 2001 to 2004;
                                                                     Dean, College of
                                                                     Business, Public Policy
                                                                     and Health at
                                                                     the University of
                                                                     Maine from September
                                                                     1998 to June 2001.

NICHOLAS GIORDANO          Trustee       Shall serve until death,    Consultant,                      26         Kalmar Pooled
Date of Birth: 3/43                      resignation or removal.     financial services                          Investment Trust;
                                         Trustee since October       organizations from                          Independence
                                         1998.                       1997 to present;                            Blue Cross; and
                                                                     Interim President,                          IntriCon
                                                                     LaSalle University                          Corporation
                                                                     from 1998 to 1999.                          (industrial
                                                                                                                 furnaces and
                                                                                                                 ovens).

LOUIS KLEIN, JR.           Trustee       Shall serve until death,    Self-employed                    26         CRM Mutual
Date of Birth: 5/35                      resignation or removal.     financial consultant                        Fund Trust;
                                         Trustee since October       since 1991.                                 and WHX
                                         1999.                                                                   Corporation.

CLEMENT C. MOORE, II       Trustee       Shall serve until death,    Managing Partner,                26         CRM Mutual
Date of Birth: 9/44                      resignation or removal.     Mariemont Holdings,                         Fund Trust
                                         Trustee since October       LLC, (real estate
                                         1999.                       holding and development
                                                                     company) since 1980.

JOHN J. QUINDLEN           Trustee       Shall serve until death,    Retired since 1993.              26         None
Date of Birth: 5/32                      resignation or removal.
                                         Trustee since October
                                         1999.

MARK A. SARGENT            Trustee       Shall serve until death,    Dean and Professor               26         None
Date of Birth: 4/51                      resignation or removal.     of Law, Villanova
                                         Trustee since November      University School of
                                         2001.                       Law since July 1997.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

EXECUTIVE OFFICERS
                                                                                                        Number of
                                                                                   Principal          Portfolios in       Other
                                Position(s)           Term of Office             Occupation(s)          the Trust     Directorships
                                 Held with             and Length of              During Past          Overseen by       Held by
Name, Address and Age            the Trust              Time Served               Five Years             Trustee         Trustee
---------------------        ------------------   ----------------------    ----------------------    -------------   -------------
ERIC K. CHEUNG               Vice President       Shall serve at            Vice President,           N/A             N/A
1100 North Market Street                          the pleasure of           Wilmington Trust
Wilmington, DE 19890                              the Board and             Company since
Date of Birth: 12/54                              until successor is        1986; and Vice
                                                  elected and               President and
                                                  qualified. Officer        Director, RSMC
                                                  since October             since 2001.
                                                  1998.

JOSEPH M. FAHEY, JR.         Vice President       Shall serve at the        Vice President,           N/A             N/A
1100 North Market Street                          pleasure of the           RSMC since 1992.
Wilmington, DE 19890                              Board and until
Date of Birth: 1/57                               successor is
                                                  elected and
                                                  qualified. Officer
                                                  since November
                                                  1999.

JOHN J. KELLEY               Vice President,      Shall serve at            Vice President of         N/A             N/A
1100 North Market Street     Chief Financial      the pleasure of           RSMC since
Wilmington, DE 19890         Officer, Treasurer   the Board and             July 2005;
Date of Birth: 9/59          & Secretary          until successor is        Vice President
                                                  elected and qualified.    of PFPC Inc.
                                                  Officer since             from January
                                                  September 2005.           2005 to June
                                                                            2005; Vice
                                                                            President of
                                                                            Administration,
                                                                            1838 Investment
                                                                            Advisors, LP from
                                                                            1999 to 2005.

WILLIAM P. RICHARDS, JR.     Vice President       Shall serve at            Managing Director,        N/A             N/A
100 Wilshire Boulevard                            the pleasure of           Roxbury Capital
Suite 1000                                        the Board and             Management LLC
Santa Monica, CA 90401                            until successor           (registered investment
Date of Birth: 11/36                              is elected                adviser) since 1998.
                                                  and qualified.
                                                  Officer since
                                                  November 2004.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS
---------------------------------------
 TRUSTEES AND OFFICERS -- continued
================================================================================

EXECUTIVE OFFICERS
                                                                                                        Number of
                                                                                 Principal            Portfolios in       Other
                               Position(s)          Term of Office             Occupation(s)            the Trust     Directorships
                                Held with            and Length of              During Past            Overseen by       Held by
Name, Address and Age           the Trust             Time Served                Five Years              Trustee         Trustee
---------------------      -------------------   --------------------    -------------------------    -------------   -------------
ANNA M. BENCROWSKY         Chief Compliance      Shall serve at          Vice President and           N/A             N/A
1100 North Market Street   Officer               the pleasure of         Chief Compliance
Wilmington, DE 19890                             the Board and           Officer, RSMC since
Date of Birth: 5/51                              until successor         2004; Vice President
                                                 is elected and          and Chief Compliance
                                                 qualified; Officer      Officer, 1838
                                                 since September         Investment Advisors, LP
                                                 2004.                   from 1998 to 2004;
                                                                         Vice President,
                                                                         Secretary, and
                                                                         Treasurer, 1838
                                                                         Investment Advisors
                                                                         Funds from 1995 to
                                                                         2004; Vice President
                                                                         and Secretary, 1838
                                                                         Bond-Debenture
                                                                         Trading Fund from
                                                                         1982 to 2004.

JOHN C. MCDONNELL          Assistant Treasurer   Shall serve at the      Vice President of            N/A             N/A
1100 North Market Street                         pleasure of the         RSMC since
Wilmington, DE 19890                             Board and until         November 2005;
Date of Birth: 4/66                              successor is elected    Audit Senior,
                                                 and qualified.          Deloitte & Touche LLP,
                                                 Officer since           from September 2004
                                                 November 2005.          to October 2005;
                                                                         Assistant Vice President
                                                                         of Administration,
                                                                         1838 Investment
                                                                         Advisors, LP from
                                                                         1999 to 2005.

CHARLOTTA E. VON           Assistant Secretary   Shall serve at the      Mutual Fund Regulatory       N/A             N/A
WETTBERG                                         pleasure of the         Administrator, Wilmington
1100 North Market Street                         Board and until         Trust Company since
Wilmington, DE 19890                             successor is elected    2003; From 2001 to
Date of Birth: 9/70                              and qualified.          2003, Regulatory
                                                 Officer since           Administrator, PFPC Inc.
                                                 February 2003.

WILMINGTON FUNDS -- MULTI-MANAGER FUNDS (UNAUDITED)
---------------------------------------

================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge and upon request, on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                                Mark A. Sargent
                                  Neil Wolfson
                       ---------------------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                        John J. Kelley, Vice President/
                Chief Financial Officer/Treasurer and Secretary
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                    William P. Richards, Jr., Vice President
                  Anna M. Bencrowsky, Chief Compliance Officer
                       ---------------------------------

                               INVESTMENT ADVISER
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                       ---------------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                       ---------------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                               PFPC Trust Company
                       ---------------------------------


This semi-annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Multi-Manager Funds -- Institutional Shares or Investor Shares.


WMMF-SEMI-12/05

                                                                     WILMINGTON
                                                                          FUNDS






                   Multi-Manager Funds


                            o  Large-Cap


                            o  Mid-Cap


                            o  Small-Cap


                            o  International


                            o  Real Estate Securities







                                  SEMI ANNUAL
                               December 31, 2005

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   In virtually any calendar year, there are significant differences in the performance of various financial market indexes. Last year, 2005, was no exception. Large capitalization stocks, as represented by the Standard & Poor's (S&P) 500(R) Index, advanced just 4.9% while the S&P SmallCap 600(R) Index rose 7.7% and the S&P MidCap 400(R) Index rose nearly 12.6%. However, returns on foreign equities were among the best last year, with the MSCI EAFE(R) Index having risen just over 13.5%. Fixed income rates of return were virtually all in the low-single digits, with the Lehman Brothers Intermediate Treasury Bond Index at 1.6% and U.S. Treasury Bills at 3.1%.

   As we enter 2006, we find the financial markets continuing to face uncertainties and ambiguities with regards to economic momentum, inflation and Federal Reserve Policy. At least in the first half of the year, the investment markets will be facing a new Chairman of the Federal Reserve (the "Fed") who will likely keep raising interest rates -- if only to show that he too is tough on inflation. Thus, short-term interest rates could reach 5% by the spring of 2006 and maybe even higher by mid year. As opposed to 2005, stocks are not likely to get support from strong earnings increases. Moreover, higher energy prices and higher short-term interest rates will likely result in slower overall economic growth as 2006 progresses. Thus, equities will continue to be challenged by these forces and single-digit returns should be the norm. Certainly, certain asset classes will gravitate toward the head of the class but we cannot be certain which classes they are. So, continued asset allocation and diversification is critical to investment success.

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

LARGE-CAP CORE FUND

   The Institutional Shares of the Wilmington Large-Cap Core Fund (the "Fund") returned 5.63% for the period July 1, 2005 through December 31, 2005, compared to a return of 5.77% for the S&P 500(R) Index (the "Index"), a market-value weighted unmanaged index of 500 equity securities selected to represent a broad exposure to the U.S equity market. The Investor Shares of the Fund commenced operations on December 20, 2005 and finished the period ending December 31, 2005 with a return of (0.49)% (the maximum sales load of 3.50% is not reflected; if reflected the return would be lower).

   Value (e.g. stocks with high earnings yields), low quality (e.g. stocks with high earnings variability) and small market capitalization factors continued to drive markets during the second half of 2005. Factors indicating high risk, such as stocks' price volatility and sensitivity to the overall market direction, characteristics which investors typically avoid, also generated a positive payoff as investors continued to reward the entrenched themes of the current investment cycle.

   At the start of the fourth quarter concerns about the macroeconomic outlook, specifically the level of interest rates and inflation, emerged. This led to a sharp reversal of the payoffs associated with certain factors, especially sector factors. This shift undermined the well established trends to which our Funds were highly exposed and led to a difficult last three months of the year for the Fund's performance. We expect the strategy's performance to lag its benchmark during such sharp turning points in the market's disposition.

   The themes during the second half of 2005 drove the Fund to overweight the Energy, Consumer Discretionary and Utilities sectors and to underweight the Health Care and Consumer Staples sectors relative to the Index. On a

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

relative basis, stock positions in Consol Energy, Thomas & Betts Corp., and Activision contributed the most to performance, while Comcast Corp., H&R Block, and Rent-A-Center detracted the most from performance.

                                                                             Excess return of the
                                                                                Fund vs. Index
                                                                             --------------------
                 3rd Quarter 2005                                                    2.10%
                 4th Quarter 2005                                                   (2.15%)


   The top ten holdings as of December 31, 2005, representing approximately 25% of total investments, were:


10 Largest Holdings
  -------------------                           Percent of Total Investments    10 Largest Holdings    Percent of Total Investments
                                                ----------------------------    --------------------   ----------------------------
General Electric Co.                                        4.51%               Comcast Corp.                      1.84%
Microsoft Corp.                                             3.87%               Chevron Texaco Corp.               1.82%
Citigroup Inc.                                              3.10%               Altria Group Inc.                  1.81%
Johnson & Johnson                                           2.54%               AmeriCredit Corp.                  1.77%
Exxon Mobil Corp.                                           2.33%               Thomas & Betts Corp.               1.73%


   The following table compares the Wilmington Large-Cap Core Fund ("Large-Cap Core") and the S&P 500(R) Index for the past ten years ended December 31, 2005.*


                                                                                        Average Annual Total Return
                                                                      -----------------------------------------------------------
                                                                      Six Months   1 Year    5 Year    10 Year   Since Inception(1)
                                                                      ----------   ------    ------    -------   ----------------
Large-Cap Core -- Institutional Shares                                   5.63%      9.13%     (2.97)%   5.92%           --
Large-Cap Core -- Investor Shares**                                       NA         NA        NA        NA            (3.99)%
Large-Cap Core -- Investor Shares at NAV                                  NA         NA        NA        NA            (0.49)%
S&P 500(R) Index(2)                                                      5.77%      4.91%      0.54%    9.07%           --

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

** Performance quoted for the Investor Shares reflects the deduction of the maximum front-end sales charge of 3.50%

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.

     The performance in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1) Since inception returns are average annual returns for periods greater than one year and cumulative returns for periods less than one year. The Institutional Shares commenced operations on January 1, 1995 and because they are more than ten years old, no inception return is provided. The Investor Shares commenced operations on December 20, 2005. No return is provided for the Index.

(2) The S&P 500(R) Index, a widely recognized, unmanaged index of common stocks, is the Standard and Poor's Composite Index of 500 stocks. You cannot invest in an index.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

WILMINGTON LARGE-CAP GROWTH FUND

   The Institutional Shares of the Wilmington Large-Cap Growth Fund (the "Fund") returned 7.61% for the period July 1, 2005 through December 31, 2005, compared to a return of 7.12% for the Russell 1000(R) Growth Index (the "Index"). The Investor Shares of the Fund commenced operations on December 20, 2005 and finished the period ending December 31, 2005 with a return of 0.00% (the maximum sales load of 3.50% is not reflected; if reflected the return would be lower).

   Value (e.g. stocks with high earnings yields), low quality (e.g. stocks with high earnings variability) and small market capitalization factors continued to drive markets during the second half of 2005. Factors indicating high risk, such as stocks' price volatility and sensitivity to the overall market direction, characteristics which investors typically avoid, also generated a positive payoff as investors continued to reward the entrenched themes of the current investment cycle.

   At the start of the fourth quarter concerns about the macroeconomic outlook, specifically the level of interest rates and inflation, emerged. This led to a sharp reversal of the payoffs associated with certain factors, especially sector factors. This shift undermined the well established trends to which our Funds were highly exposed and led to a difficult last three months of the year for the Fund's performance. We expect the strategy's performance to lag its benchmark during such sharp turning points in the market's disposition.

   The themes during the second half of 2005 drove the Fund to overweight the Energy, Consumer Discretionary and Utilities sectors and to underweight the Health Care and Consumer Staples sectors relative to the Index. On a relative basis, stock positions in Express Scripts Inc., Hughes Supply Inc. and Burlington Resources Inc. contributed the most to performance, while Cendant Corp., Beckman Coulter Inc. and Avon Products detracted the most from performance.

                                                                             Excess return of the
                                                                                Fund vs. Index
                                                                             --------------------
                 3rd Quarter 2005                                                    1.23%
                 4th Quarter 2005                                                   (0.73%)


   The top ten holdings as of December 31, 2005, representing approximately 27% of total investments, were:


10 Largest Holdings
  -------------------                   Percent of Total Investments    10 Largest Holdings            Percent of Total Investments
                                        ----------------------------    ----------------------------   ----------------------------
Microsoft Corp.                                     5.52%               CB Richard Ellis Group Inc.                2.18%
Johnson & Johnson                                   2.89%               National Semiconductor Corp.               2.01%
General Electric Co.                                2.77%               Google Inc.                                1.97%
3M Co.                                              2.76%               Cisco Systems Inc.                         1.97%
Lowe's Cos.                                         2.67%               Altria Group Inc.                          1.91%

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================



   The following table compares the Wilmington Large-Cap Growth Fund ("Large-Cap Growth"), the Russell 1000(R) Growth Index and the S&P 500(R) Index for the past ten years ended December 31, 2005.*


                                                                                      Average Annual Total Return
                                                                      -------------------------------------------------------------
                                                                      Six Months   1 Year    5 Year    10 Year   Since Inception(1)
                                                                      ----------   ------    ------    -------   ------------------
Large-Cap Growth -- Institutional Shares                                 7.61%      9.74%     (7.92)%   4.24%           --
Large-Cap Growth -- Investor Shares**                                     NA         NA        NA        NA            (3.48)%
Large-Cap Growth -- Investor Shares at NAV                                NA         NA        NA        NA             0.00%
Russell 1000(R) Growth Index(2)                                          7.12%      5.27%     (3.58)%   6.73%           --
S&P 500(R) Index(3)                                                      5.77%      4.91%      0.54%    9.07%           --


* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

** Performance quoted for the Investor Shares reflects the deduction of the maximum front-end sales charge of 3.50%.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.

     The performance in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

(1) Since inception returns are average annual returns for periods greater than one year and cumulative returns for periods less than one year. The Institutional Shares commenced operations on February 26, 1987 and because they are more than ten years old, no inception return is provided. The Investor Shares commenced operations on December 20, 2005. No returns are provided for the Indexes.

(2) Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $13.0 billion; the median market capitalization was approximately $4.6 billion. The smallest company in the index had an approximate market capitalization of $1.8 billion. You cannot invest in an index.

(3) The S&P 500(R) Index, a widely recognized, unmanaged index of common stocks, is the Standard and Poor's Composite Index of 500 stocks. You cannot invest in an index.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


WILMINGTON LARGE-CAP VALUE FUND

   The Institutional Shares of the Wilmington Large-Cap Value Fund, (the "Fund") returned 5.12% for the six-month period ended December 31, 2005, compared to the Russell 1000 Value Index (the "Index"), which returned 5.20%. The Investor Shares of the Fund commenced operations on December 20, 2005 and finished the period ending December 31, 2005 with a return of (0.28)% (the maximum sales load of 3.50% is not reflected; if reflected the return would be lower).

   Value (e.g. stocks with high earnings yields), low quality (e.g. stocks with high earnings variability) and small market capitalization factors continued to drive markets during the second half of 2005. Factors indicating high risk, such as stocks' price volatility and sensitivity to the overall market direction, characteristics which investors typically avoid, also generated a positive payoff as investors continued to reward the entrenched themes of the current investment cycle.

   At the start of the fourth quarter concerns about the macroeconomic outlook, specifically the level of interest rates and inflation, emerged. This led to a sharp reversal of the payoffs associated with certain factors, especially sector factors. This shift undermined the well established trends to which our Funds were highly exposed and led to a difficult last three months of the year for the Fund's performance. We expect the strategy's performance to lag its benchmark during such sharp turning points in the market's disposition.

   The themes during the second half of 2005 drove the portfolio to overweight the Energy, Consumer Discretionary and Utilities sectors and to underweight the Health Care and Consumer Staples sectors relative to the Index. On a relative basis, stock positions in Southern Corp., Pfizer Inc. and WFS Financial Inc. contributed the most to performance, while Triad Hospitals Inc., Comcast Corp. and Kohl's Corp detracted the most from performance.

                                                                             Excess return of the
                                                                                Fund vs. Index
                                                                             --------------------
                 3rd Quarter 2005                                                    1.24%
                 4th Quarter 2005                                                   (1.27%)


   The top ten holdings as of December 31, 2005, representing approximately 28% of total investments, were:

10 Largest Holdings
-------------------                        Percent of Total Investments    10 Largest Holdings         Percent of Total Investments
                                           ----------------------------    -------------------------   ----------------------------
Exxon Mobil Corp.                                      5.55%               Bank of America Corp.                   2.23%
Citigroup Inc.                                         5.41%               Chevron Texaco Corp.                    2.17%
JPMorgan Chase & Co.                                   2.47%               Washington Mutual Inc.                  2.14%
ConocoPhillips                                         2.31%               Prudential Financial Inc.               2.03%
U.S. Bancorp                                           2.29%               Comcast Corp.                           1.88%

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


   The following table compares the performance of the Wilmington Large-Cap Value Fund ("Large-Cap Value") and its predecessor, the Value Stock Fund (a collective investment fund), with that of the Russell 1000(R) Value Index for the ten years ended December 31, 2005.* The Value Stock Fund's performance (12/31/95-6/29/98) has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Large-Cap Value Fund (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The
Value Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Value Stock Fund had registered under the 1940 Act, its performance may have been different.

                                                                                      Average Annual Total Return
                                                                      -------------------------------------------------------------
                                                                      Six Months   1 Year    5 Year    10 Year   Since Inception(1)
                                                                      ----------   ------    ------    -------   ------------------
Large-Cap Value -- Institutional Shares                                 5.12%       3.49%     0.45%     6.36%           --
Large-Cap Value -- Investor Shares**                                      NA         NA        NA        NA           (3.74)%
Large-Cap Value -- Investor Shares at NAV                                 NA         NA        NA        NA           (0.28)%
Russell 1000(R) Value Index(2)                                          5.20%       7.05%     5.28%    10.94%           --


* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

** Performance quoted for the Investor Shares reflects the deduction of the maximum front-end sales charge of 3.50%.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.

     The performance in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distribution or redemption of fund shares.

(1) Since inception returns are average annual returns for periods greater than one year and cumulative returns for periods less than one year. The Institutional Shares commenced operations on November 30, 1991 and because they are more than ten years old, no inception return is provided. The Investor Shares commenced operations on December 20, 2005. No returns are provided for the Index.

(2) Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. As of the latest reconstitution, the average market capitalization was approximately $13.0 billion; the median market capitalization was approximately $4.6 billion. The smallest company in the index had an approximate market capitalization of $1.8 billion. You cannot invest in an index.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


WILMINGTON SMALL-CAP CORE FUND

   The Institutional Shares of the Wilmington Small-Cap Core Fund (the "Fund") returned 8.11% for the period July 1, 2005 through December 31, 2005, compared to a return of 5.88% for the Russell 2000(R) Index (the "Index"), an unmanaged, capitalization-weighted index. The Index consists of the smallest 2000 securities in the Russell 3000(R) Index and is reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small cap opportunity set. The Investor Shares of the Fund commenced operations on December 20, 2005 and finished the period ending December 31, 2005 with a return of 0.56% (the maximum sales load of 3.50% is not reflected; if reflected the return would be lower).

   The Fund employs three active managers, Roxbury Capital Management, LLC ("Roxbury"), Cramer, Rosenthal McGlynn, LLC ("CRM") and Wilmington Trust Investment Management ("WTIM"). WTIM assumed a portion of the Fund's assets effective September 20, 2005, at which time the allocation among the three managers was changed to one-third of the Fund's assets each. Prior to that date, Roxbury and CRM shared the investment responsibility relatively equally. The Fund is expected to be neutral with regard to style; manager weights are monitored to ensure style neutrality.

   Roxbury represents a growth strategy, selecting stocks with expected earnings growth in excess of 15% annually. The manager returned 10.5% for the six month period ending December 31, 2005, bettering their index, the Russell 2000(R) Growth Index by 250 basis points. Energy and materials led the way generally in the small growth section of the market, and Roxbury tends to underweight these sectors, due to their inability to post earnings growth in line with Roxbury's criteria. However, strong stock selection throughout the rest of the portfolio helped the manager to handily outpace their benchmark, including contributions in technology and healthcare.

   CRM is the small cap value manager within the Fund. The manager posted results of 10.6% for the trailing six month period, outpacing the Russell 2000(R) Value Index, which returned 3.8% over the same period. The firm's strategy is based upon acquiring stocks which, in their view, have suffered from the overreaction of the market due to one-time events, such as mergers, restructuring, change in management or a divestiture of a part of the business. Several strong picks within the portfolio helped to push results during the period.

   Finally, WTIM was added as a core manager, helping to ensure a neutral style exposure for the Fund overall. The manager utilizes a risk controlled approach to portfolio construction, selecting stocks which exhibit qualities the market is currently favoring. Since their addition to the portfolio, the manager has slightly trailed their index, returning 0.6%, versus the Russell 2000(R) Index which had performance of 1.3% during the same period. Overweight in energy, consumer discretionary and utilities helped drive the results; however, the market showed a tendency to favor value, low quality and high price volatility securities, qualities which the Fund had shunned during the period.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


   The top ten holdings as of December 31, 2005, representing approximately 11.5% of total investments, were:



10 Largest Holdings                     Percent of Total Investments    10 Largest Holdings            Percent of Total Investments
-------------------                     ----------------------------    ----------------------------   ----------------------------
Airgas, Inc.                                        1.59%               Interline Brands, Inc.                     1.03%
Ruby Tuesday, Inc.                                  1.37%               Southern Union Co.                         1.01%
WESCO International, Inc.                           1.36%               Tenneco Automotive, Inc.                   1.00%
Terex Corp.                                         1.12%               Range Resources Corp.                      0.97%
Electro Scientific Industries, Inc.                 1.05%               Apria Healthcare Group, Inc.               0.94%

   The following table compares the performance of the Wilmington Small-Cap Core Fund ("Small-Cap Core") and its predecessor, the Small Cap Stock Fund (a collective investment fund), with that of the Russell 2000(R) Index since the Fund's commencement of operations on March 31, 1997 through December 31, 2005. The Small Cap Stock Fund's performance has been adjusted to reflect the annual deduction of fees and expenses applicable to shares of the Small-Cap Core Fund (i.e., adjusted to reflect anticipated expenses, absent investment advisory fee waivers). The Small Cap Stock Fund was not a registered investment company under the Investment Company Act of 1940 (the "1940 Act") and therefore was not subject to the investment restrictions, limitations, and diversification requirements imposed by the 1940 Act and the Internal Revenue Code 1986, as amended. If the Small Cap Stock Fund had registered under the 1940 Act, its performance may have been different.*

                                                                                           Average Annual Total Return
                                                                               ---------------------------------------------------
                                                                               Six Months    1 Year    5 Year   Since Inception(1)
                                                                               ----------    ------    ------   ------------------
Small-Cap Core -- Institutional Shares                                            8.11%       7.01%    3.74%           8.15%
Small-Cap Core -- Investor Shares**                                                NA          NA        NA          (2.98)%
Small-Cap Core -- Investor Shares at NAV                                           NA          NA        NA            0.56%
Russell 2000(R) Index(2)                                                          5.88%       4.55%    8.22%           9.17%

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-336-9970.

** Performance quoted for the Investor Shares reflects the deduction of the maximum front-end sales charge of 3.50%.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.

     The performance in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

     Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

(1) Since inception returns are average annual returns for periods greater than one year and cumulative returns for periods less than one year. The Institutional Shares commenced operations on March 31, 1997 and the Investor Shares commenced operations on December 20, 2005. The Russell 2000(R) Index total return is for the period March 31, 1997 through December 31, 2005.

(2) Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $664.9 million; the median market capitalization was approximately $539.5 million. The largest company in the index had an approximate market capitalization of $1.8 billion.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


NEW WILMINGTON MID-CAP CORE FUND, SMALL-CAP GROWTH FUND AND SMALL-CAP VALUE FUND

   We are happy to announce three new Funds were added to the Wilmington Equity Funds; The Wilmington Mid-Cap Core Fund ("Mid-Cap Fund"), the Wilmington Small-Cap Growth Fund ("Small-Cap Growth Fund") and the Wilmington Small-Cap Value Fund ("Small-Cap Value Fund"). Each Fund commenced operations on
December 20, 2005 with an Institutional and Investor Share Class. The table below provides the performance information for each Fund since the commencement of operations through December 31, 2005.*


                                                                                               Mid-Cap      Small-Cap     Small-Cap
Share Class                                                                                   Core Fund    Growth Fund   Value Fund
-----------                                                                                   ---------    -----------   ----------
Institutional Shares                                                                           (0.30)%       (1.90)%       (1.30)%
Investor Shares at NAV                                                                         (0.30)%       (1.90)%       (1.30)%
Investor Shares**                                                                              (3.77)%       (5.31)%       (4.73)%

* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling
   800-336-9970.

** Performance quoted for the Investor Shares reflects the deduction of the maximum front-end sales charge of 3.50%.

   An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.

   The performance in the above chart does not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.

   Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

   The new Funds will be managed using the same investment process the Wilmington Trust Equity Management team currently employs to manage the Wilmington Large-Cap Core, Large-Cap Growth and Large-Cap Value Funds. The strategies will be risk managed against appropriate benchmarks in order to make them compatible with shareholders' asset allocation objectives. The benchmarks for these new funds are:

                            Fund                    Benchmark
                            ---------------------   ----------------------------
                            Mid-Cap Core Fund       Russell Midcap(R) Index
                            Small-Cap Growth Fund   Russell 2000(R) Growth Index
                            Small-Cap Value Fund    Russell 2000(R) Value Index

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


MANAGEMENT'S DISCUSSION OF NEW FUND PERFORMANCE

   The performance of these new strategies over this short time frame reflects the costs of initiating exposure to a broad range of securities in the mid- and small-capitalization segments of the market. Such securities are typically more expensive to trade than large cap securities. The management team takes expected implementation costs into account when researching the effectiveness of their investment process in managing strategies across universes of securities such as these.

   The new strategies were launched towards the end of the fourth quarter, a period during which our factor rankings experienced significant volatility. Concerns about the macroeconomic outlook at the beginning of the quarter led to investors questioning whether to continue to reward stocks with a high exposure to Value, small Market Capitalization, low Quality and high Risk factors and in the Energy sector. Towards the very end of the quarter, fears over the likely course of interest rates and inflation had subsided, and the payoffs to these factor themes, which had become well entrenched during the first three quarters of 2005, began to dominate investor behavior again. As a result, all three new Funds were launched with significant exposure to these themes.

   At a sector level, this translated to all three new Funds overweighting the Energy and Technology sectors and underweighting the Utilities and Consumer Discretionary sectors relative to their respective benchmarks. The top ten holdings for each new Fund as of December 31, 2005 were:

MID-CAP CORE

10 Largest Holdings                    Percent of Total Investments      10 Largest Holdings           Percent of Total Investments
-------------------                    ----------------------------      ---------------------------   ----------------------------
CIGNA Corp.                                          1.57%               Whole Foods Market Inc.                   1.22%
TD Ameritrade Hldng Corp.                            1.48%               Telewest Global Inc                       1.22%
Compuware Corp.                                      1.41%               CB Richard Ellis Group Inc.               1.22%
MGIC Investment Corp.                                1.33%               Legg Mason Inc.                           1.20%
AES Corp.                                            1.31%               Intuit Inc.                               1.19%


SMALL-CAP GROWTH

10 Largest Holdings                      Percent of Total Investments    10 Largest Holdings       Percent of Total Investments
-------------------                      ----------------------------    -----------------------   ----------------------------
Mikohn Gaming Corp.                                  1.30%               Forward Air Corp.                         1.01%
WellCare Group Inc.                                  1.21%               Netflix Inc.                              1.00%
Euronet Worldwide Inc.                               1.11%               Intergraph Corp.                          0.99%
Verint Systems Inc.                                  1.11%               Kronos                                    0.97%
Cherokee Inc.                                        1.04%               Jones Lang LaSalle Inc.                   0.96%


SMALL-CAP VALUE

10 Largest Holdings                    Percent of Total Investments    10 Largest Holdings             Percent of Total Investments
-------------------                    ----------------------------    -----------------------------   ----------------------------
Cimarex Energy Co.                                 1.44%               Apollo Investment Corp.                     1.08%
Sterling Financial Corp.                           1.17%               Nuance Communications Inc.                  1.07%
Forward Air Corp.                                  1.15%               Huttig Building Products Inc.               1.06%
First Acceptance Corp.                             1.12%               Intergraph Corp.                            1.05%
Bois D'Arc Energy Inc.                             1.08%               Advanta Corp.                               1.04%

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


   We invite your comments and questions and thank you for your investment in the Wilmington Equity Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                        Sincerely,

                                        /s/ Robert J. Christian

                                        Robert J. Christian
                                        President

January 27, 2006

You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read before investing

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research and from comments provided by the Portfolio Managers of each of the Funds. These comments reflect opinions as of the date written and are subject to change at any time

Distributed by Professional Funds Distributor, LLC.

See Financial Highlights

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 EXPENSE DISCLOSURE
================================================================================

DISCLOSURE OF FUNDS EXPENSES

   The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expense you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

EXPENSE TABLES

                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     7/01/05      12/31/05      Ratio       Period*
                                                                                    ---------    ---------    ----------   --------
Large-Cap Core Fund -- Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,056.30      0.80%        $4.15
Hypothetical 5% Return ..........................................................    1,000.00     1,021.17      0.80%         4.08

Large-Cap Core Fund -- Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $  995.10      1.05%        $0.34
Hypothetical 5% Return ..........................................................    1,000.00     1,019.91      1.05%         5.35

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 EXPENSE DISCLOSURE -- continued
===================================================================================================================================

                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     7/01/05      12/31/05      Ratio       Period*
                                                                                    ---------    ---------    ----------   --------
Large-Cap Growth Fund -- Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,076.10      1.11%        $5.81
Hypothetical 5% Return ..........................................................    1,000.00     1,019.61      1.11%         5.65

Large-Cap Growth Fund -- Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,000.00      1.36%        $0.45
Hypothetical 5% Return ..........................................................    1,000.00     1,018.35      1.36%         6.92

Large-Cap Value Fund -- Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,051.20      0.97%        $5.02
Hypothetical 5% Return ..........................................................    1,000.00     1.020.32      0.97%         4.94

Large-Cap Value Fund -- Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $  997.20      1.22%        $0.40
Hypothetical 5% Return ..........................................................    1,000.00     1.019.06      1.22%         6.21

Mid-Cap Core Fund -- Institutional Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $  997.00      1.00%        $0.33
Hypothetical 5% Return ..........................................................    1,000.00     1,020.16      1.00%         5.09

Mid-Cap Core Fund -- Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $  997.00      1.25%        $0.41
Hypothetical 5% Return ..........................................................    1,000.00     1,018.90      1.25%         6.36

Small-Cap Core Fund -- Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,081.10      1.26%        $6.61
Hypothetical 5% Return ..........................................................    1,000.00     1,018.85      1.26%         6.41

Small-Cap Core Fund -- Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,005.60      1.51%        $0.50
Hypothetical 5% Return ..........................................................    1,000.00     1,017.59      1.51%         7.68

Small-Cap Growth Fund -- Institutional Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $  981.00      1.05%        $0.34
Hypothetical 5% Return ..........................................................    1,000.00     1,019.91      1.05%         5.35

Small-Cap Growth Fund -- Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $  981.00      1.30%        $0.42
Hypothetical 5% Return ..........................................................    1,000.00     1,018.65      1.30%         6.61

Small-Cap Value Fund -- Institutional Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $  987.00      1.05%        $0.34
Hypothetical 5% Return ..........................................................    1,000.00     1,019.91      1.05%         5.35

Small-Cap Value Fund -- Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $  987.00      1.30%        $0.42
Hypothetical 5% Return ..........................................................    1,000.00     1,018.65      1.30%         6.61

 * Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.
(1) The Institutional Shares of the Mid-Cap Core, Small-Cap Growth and Small-Cap Value Funds and the Investor Shares of the Large-Cap Core, Large-Cap Growth, Large-Cap Value, Mid-Cap Core, Small-Cap Core, Small-Cap Growth and Small- Cap Value Funds commenced operations on December 20, 2005. For purposes of the "Hypothetical 5% Return" the annualized expense ratio was applied to the period July 1, 2005 through December 31, 2005. The "Actual Fund Return" information reflects the performance and expenses since inception.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================

DECEMBER 31, 2005

The following tables present a summary of the portfolio holdings of each of the Wilmington Equity Funds as a percentage of their total investments.

WILMINGTON LARGE-CAP CORE FUND
Common stocks
 Financials                                                                19.8%
 Information Technology                                                    16.4%
 Healthcare                                                                14.3%
 Industrials                                                               14.0%
 Energy                                                                    11.9%
 Consumer Discretionary                                                    10.3%
 Consumer Staples                                                           5.5%
 Utilities                                                                  2.7%
 Telecommunication Services                                                 2.1%
 Materials                                                                  1.5%
 Transportation                                                             1.0%
Short-Term Investments                                                      0.5%
                                                                          ------
                                                                          100.0%
                                                                          ======
WILMINGTON LARGE-CAP VALUE FUND
Common stocks
 Financials                                                                35.3%
 Energy                                                                    17.7%
 Consumer Discretionary                                                    10.4%
 Industrials                                                                8.8%
 Healthcare                                                                 8.5%
 Information Technology                                                     5.9%
 Utilities                                                                  5.2%
 Consumer Staples                                                           3.4%
 Telecommunication Services                                                 2.4%
 Materials                                                                  2.1%
Short-Term Investments                                                      0.3%
                                                                          ------
                                                                          100.0%
                                                                          ======

WILMINGTON LARGE-CAP GROWTH FUND
Common stocks
 Information Technology                                                    26.7%
 Healthcare                                                                18.4%
 Industrials                                                               16.1%
 Consumer Discretionary                                                    11.8%
 Energy                                                                     8.2%
 Financials                                                                 7.8%
 Consumer Staples                                                           7.5%
 Materials                                                                  1.1%
 Telecommunication Services                                                 1.1%
 Utilities                                                                  0.9%
Short-Term Investments                                                      0.4%
                                                                          ------
                                                                          100.0%
                                                                          ======
WILMINGTON MID-CAP CORE FUND
Common stocks
 Financials                                                                16.7%
 Information Technology                                                    15.2%
 Energy                                                                    13.0%
 Healthcare                                                                11.7%
 Consumer Discretionary                                                    11.1%
 Industrials                                                                5.7%
 Consumer Staples                                                           5.5%
 Utilities                                                                  4.7%
 Materials                                                                  4.6%
 Manufacturing                                                              1.7%
 Transportation                                                             0.9%
 Telecommunication Services                                                 0.8%
 Services                                                                   0.3%
Short-Term Investments                                                      8.1%
                                                                          ------
                                                                          100.0%
                                                                          ======

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS -- continued
================================================================================

DECEMBER 31, 2005

WILMINGTON SMALL-CAP CORE FUND
Common stocks
 Industrials                                                               20.9%
 Consumer Discretionary                                                    19.1%
 Information Technology                                                    16.5%
 Financials                                                                12.4%
 Healthcare                                                                 8.7%
 Energy                                                                     6.6%
 Materials                                                                  4.8%
 Utilities                                                                  2.6%
 Consumer Staples                                                           1.7%
 Telecommunication Services                                                 0.2%
Short-Term Investments                                                      6.5%
                                                                          ------
                                                                          100.0%
                                                                          ======
WILMINGTON SMALL-CAP VALUE FUND
Common stocks
 Financials                                                                30.5%
 Industrials                                                               16.6%
 Information Technology                                                    15.0%
 Energy                                                                    11.2%
 Consumer Discretionary                                                     9.6%
 Healthcare                                                                 4.5%
 Materials                                                                  3.4%
 Services                                                                   3.2%
 Manufacturing                                                              2.5%
 Utilities                                                                  1.1%
 Consumer Staples                                                           1.0%
 Transportation                                                             0.5%
 Telecommunication Services                                                 0.4%
Short-Term Investments                                                      0.5%
                                                                          ------
                                                                          100.0%
                                                                          ======

WILMINGTON SMALL-CAP GROWTH FUND
Common stocks
 Information Technology                                                    27.6%
 Healthcare                                                                19.5%
 Energy                                                                    15.8%
 Industrials                                                               14.6%
 Consumer Discretionary                                                    10.0%
 Financials                                                                 6.1%
 Materials                                                                  2.3%
 Utilities                                                                  1.9%
 Manufacturing                                                              0.8%
 Telecommunication Services                                                 0.8%
 Consumer Staples                                                           0.4%
Short-Term Investments                                                      0.2%
                                                                          ------
                                                                          100.0%
                                                                          ======

DISCLOSURE OF PORTFOLIO HOLDINGS

   The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP CORE FUND(1)
---------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 99.5%
 CONSUMER DISCRETIONARY -- 10.3%
  HOMEBUILDING -- 0.4%
   D.R. Horton, Inc......................................     4,366   $  155,997
                                                                      ----------
  HOTELS, RESTAURANTS & LEISURE -- 0.5%
   Choice Hotels International, Inc......................     4,400      183,744
                                                                      ----------
  MEDIA -- 0.4%
   Getty Images, Inc.*...................................     1,800      160,686
                                                                      ----------
  MOVIES & ENTERTAINMENT -- 3.9%
   Comcast Corp. -- Class A* (a).........................    29,300      760,628
   The Walt Disney Co. (a)...............................    16,000      383,520
   Time Warner, Inc......................................    26,100      455,184
                                                                      ----------
                                                                       1,599,332
                                                                      ----------
  RETAIL APPAREL -- 0.3%
   Urban Outfitters, Inc.*...............................     5,100      129,081
                                                                      ----------
  SPECIALTY RETAIL -- 4.0%
   CVS Corp.                                                  5,200      137,384
   Home Depot, Inc. (a)..................................    14,343      580,605
   Lowe's Cos., Inc. (a).................................     7,000      466,620
   Rent-A-Center, Inc.*..................................     9,300      175,398
   Wal-Mart Stores, Inc. (a).............................     3,000      140,400
   Walgreen Co. (a)......................................     3,500      154,910
                                                                      ----------
                                                                       1,655,317
                                                                      ----------
  SPECIALTY STORES -- 0.8%
   Federated Department Stores, Inc.*....................     3,200      212,256
   Sears Holdings Corp.*.................................     1,100      127,083
                                                                      ----------
                                                                         339,339
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ....................................    4,223,496
                                                                      ----------
 CONSUMER STAPLES -- 5.5%
  BEVERAGES -- 0.3%
   The Coca-Cola Co......................................     2,600      104,806
                                                                      ----------
  HOUSEHOLD PRODUCTS -- 1.5%
   Kimberly-Clark Corp...................................     6,200      369,830
   Procter & Gamble Co...................................     4,000      231,520
                                                                      ----------
                                                                         601,350
                                                                      ----------
  PACKAGED FOODS/MEATS -- 1.9%
   Hormel Foods Corp.....................................     3,200      104,576
   Pilgrim's Pride Corp..................................    17,400      576,984
   Smithfield Foods, Inc.*...............................     4,200      128,520
                                                                      ----------
                                                                         810,080
                                                                      ----------
  PERSONAL PRODUCTS -- 1.8%
   Altria Group, Inc.....................................    10,000      747,200
                                                                      ----------
  TOTAL CONSUMER STAPLES ..........................................    2,263,436
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 ENERGY -- 11.9%
  ENERGY EQUIPMENT & SERVICES -- 0.6%
   Halliburton Co. (a)...................................       400   $   24,784
   TXU Corp..............................................     4,800      240,912
                                                                      ----------
                                                                         265,696
                                                                      ----------
  OIL & GAS EQUIPMENT/SERVICES -- 0.8%
   Grant Prideco, Inc.*..................................     2,200       97,064
   Sunoco, Inc...........................................     2,700      211,626
                                                                      ----------
                                                                         308,690
                                                                      ----------
  OIL & GAS EXPLORATION/PRODUCTION -- 10.5%
   Apache Corp...........................................     1,900      130,188
   Burlington Resources, Inc.............................     1,600      137,920
   ChevronTexaco Corp. (a)...............................    13,200      749,364
   ConocoPhillips (a)....................................     9,936      578,076
   Devon Energy Corp.....................................     2,600      162,604
   EOG Resources, Inc....................................       200       14,674
   Exxon Mobil Corp......................................    17,074      959,047
   Kerr-McGee Corp.......................................     1,229      111,667
   Marathon Oil Corp.....................................     1,000       60,970
   Occidental Petroleum Corp. (a)........................     5,100      407,388
   Tesoro Corp.* (a).....................................     7,800      480,090
   The Williams Companies, Inc...........................     6,600      152,922
   Western Gas Resources, Inc.*..........................     7,500      353,175
                                                                      ----------
                                                                       4,298,085
                                                                      ----------
  TOTAL ENERGY ....................................................    4,872,471
                                                                      ----------
 FINANCIALS -- 19.8%
  CAPITAL MARKETS -- 4.7%
   American Capital Strategies, Ltd......................     4,400      159,324
   Citigroup, Inc........................................    26,305    1,276,582
   J.P. Morgan Chase & Co. (a)...........................    12,900      512,001
                                                                      ----------
                                                                       1,947,907
                                                                      ----------
  COMMERCIAL BANKS -- 0.3%
   CIT Group, Inc........................................     2,600      134,628
                                                                      ----------
  CONSUMER FINANCE -- 1.8%
   AmeriCredit Corp.* (a)................................    28,500      730,455
                                                                      ----------
  INSURANCE -- MULTI-LINE -- 3.1%
   American International Group,
    Inc. (a) ............................................     2,400      163,752
   Loews Corp............................................     7,000      663,950
   The Hartford Financial Services Group, Inc............     5,100      438,039
                                                                      ----------
                                                                       1,265,741
                                                                      ----------

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP CORE FUND(1)
---------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  INSURANCE -- PROPERTY/CASUALTY -- 2.4%
   The Allstate Corp.....................................     4,300   $  232,501
   The Progressive Corp..................................     4,700      548,866
   The St. Paul Travelers Cos., Inc......................     4,300      192,081
                                                                      ----------
                                                                         973,448
                                                                      ----------
  REAL ESTATE INVESTMENT TRUSTS -- 1.1%
   Archstone-Smith Trust.................................     4,000      167,560
   Kimco Realty Corp.....................................     5,800      186,064
   ProLogis..............................................     2,400      112,128
                                                                      ----------
                                                                         465,752
                                                                      ----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.0%
   CB Richard Ellis Group, Inc.*.........................    11,900      700,315
   The Saint Joe Company.................................     1,800      120,996
                                                                      ----------
                                                                         821,311
                                                                      ----------
  REGIONAL BANKS -- 3.1%
   Bank of America Corp. (a).............................    10,902      503,127
   National City Corp. (a)...............................     4,600      154,422
   U.S. Bancorp..........................................    16,200      484,218
   Wells Fargo & Co. (a).................................     2,000      125,660
                                                                      ----------
                                                                       1,267,427
                                                                      ----------
  SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 1.3%
   American Express Co. (a)..............................     4,300      221,278
   Leucadia National Corp................................     7,000      332,220
                                                                      ----------
                                                                         553,498
                                                                      ----------
  TOTAL FINANCIALS ................................................    8,160,167
                                                                      ----------
 HEALTHCARE -- 14.3%
  BIOTECHNOLOGY -- 0.8%
   Amgen, Inc.*..........................................     1,700      134,062
   Genentech, Inc.*......................................     1,900      175,750
                                                                      ----------
                                                                         309,812
                                                                      ----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 1.3%
   Medtronic, Inc. (a)                                        7,200      414,504
   Zimmer Holdings, Inc.*                                     1,800      121,392
                                                                      ----------
                                                                         535,896
                                                                      ----------
  HEALTH CARE PROVIDERS & SERVICE -- 6.3%
   Aetna, Inc............................................     4,000      377,240
   CIGNA Corp............................................     3,200      357,440
   Express Scripts, Inc.* (a)............................     5,700      477,660
   Humana, Inc.*.........................................    11,900      646,527
   UnitedHealth Group, Inc. (a)..........................     6,200      385,268
   WellPoint, Inc*.......................................     4,400      351,076
                                                                      ----------
                                                                       2,595,211
                                                                      ----------
  HEALTHCARE -- DISTRIBUTORS -- 0.3%
   McKesson Corp.........................................     2,700      139,293
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  HEALTHCARE -- FACILITY -- 0.4%
   HCA, Inc..............................................     3,100   $  156,550
                                                                      ----------
  HEALTHCARE -- SERVICES -- 0.7%
   Covance, Inc.* (a)....................................     3,400      165,070
   DaVita, Inc.*.........................................     2,900      146,856
                                                                      ----------
                                                                         311,926
                                                                      ----------
  PHARMACEUTICALS -- 4.5%
   American Pharmaceutical Partners, Inc.* (a)...........     3,100      120,249
   Caremark Rx, Inc.*....................................     7,300      378,067
   Johnson & Johnson (a).................................    17,400    1,045,740
   Pfizer, Inc...........................................    12,429      289,844
                                                                      ----------
                                                                       1,833,900
                                                                      ----------
  TOTAL HEALTHCARE ................................................    5,882,588
                                                                      ----------
 INDUSTRIALS -- 14.0%
  AEROSPACE & DEFENSE -- 2.5%
   General Dynamics Corp.................................     1,800      205,290
   Honeywell International, Inc..........................    13,000      484,250
   Northrop Grumman Corp.................................     2,600      156,286
   United Technologies Corp..............................     3,532      197,474
                                                                      ----------
                                                                       1,043,300
                                                                      ----------
  BUILDING PRODUCTS -- 0.9%
   American Standard Companies,
    Inc. (a).............................................     3,400      135,830
   Lafarge North America, Inc............................     2,100      115,542
   USG Corp. (a).........................................     2,000      130,000
                                                                      ----------
                                                                         381,372
                                                                      ----------
  COMMERCIAL SERVICES & SUPPLIES -- 1.1%
   Cendant Corp..........................................    25,600      441,600
                                                                      ----------
  ELECTRONIC COMPONENTS & EQUIPMENT -- 1.7%
   Thomas & Betts Corp...................................    17,000      713,320
                                                                      ----------
  INDUSTRIAL CONGLOMERATES -- 6.6%
   3M Co. (a)............................................     5,600      434,000
   General Electric Co...................................    52,985    1,857,124
   Monsanto Co...........................................     4,900      379,897
                                                                      ----------
                                                                       2,671,021
                                                                      ----------
  MACHINERY -- 0.4%
   Deere & Co............................................     2,400      163,464
                                                                      ----------
  SERVICES -- DIVERSIFIED/COMMERCIAL -- 0.3%
   Public Storage, Inc...................................     1,900      128,668
                                                                      ----------

     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP CORE FUND(1)
---------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  TRANSPORT INFRASTRUCTURE -- 0.5%
   Burlington Northern Santa Fe Corp.....................     2,700   $  191,214
                                                                      ----------
  TOTAL INDUSTRIALS ...............................................    5,733,959
                                                                      ----------
 INFORMATION TECHNOLOGY -- 16.4%
  APPLICATION SOFTWARE -- 0.7%
   Autodesk, Inc.........................................     6,600      283,470
                                                                      ----------
  COMMUNICATIONS EQUIPMENT -- 4.1%
   Cisco Systems, Inc.*..................................    35,400      606,048
   Motorola, Inc. (a)....................................    14,086      318,203
   QUALCOMM, Inc.*.......................................     8,200      353,256
   Verizon Communications, Inc. (a)......................    13,300      400,596
                                                                      ----------
                                                                       1,678,103
                                                                      ----------
  COMPUTERS & PERIPHERALS -- 2.2%
   Apple Computer, Inc.* (a).............................     2,600      186,914
   Hewlett-Packard Co. (a)...............................     8,925      255,523
   International Business Machines Corp..................     3,600      295,920
   NCR Corp.* (a)........................................     4,900      166,306
                                                                      ----------
                                                                         904,663
                                                                      ----------
  INTERNET SOFTWARE & SERVICES -- 0.9%
   Google, Inc.- Class A*................................       900      373,374
                                                                      ----------
  IT SERVICES -- 0.7%
   CACI International, Inc.*.............................     3,200      183,616
   EMC Corp.*............................................     7,500      102,150
                                                                      ----------
                                                                         285,766
                                                                      ----------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 3.2%
   Advanced Micro Devices, Inc.*.........................     6,900      211,140
   Intel Corp. (a).......................................    12,000      299,520
   National Semiconductor Corp...........................    13,800      358,524
   NVIDIA Corp.*                                             12,700      464,312
                                                                      ----------
                                                                       1,333,496
                                                                      ----------
  SOFTWARE -- 4.6%
   Activision, Inc.* (a).................................    11,600      159,384
   Electronic Arts, Inc.* (a)............................     2,700      141,237
   Microsoft Corp........................................    60,997    1,595,071
                                                                      ----------
                                                                       1,895,692
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................    6,754,564
                                                                      ----------
 MATERIALS -- 1.5%
  METALS & MINING -- 1.5%
   Consol Energy, Inc....................................     5,300      345,454
   Freeport-McMoRan Copper & Gold, Inc. -- Class B.......     1,500       80,700
   Massey Energy Co......................................     4,800      181,776
                                                                      ----------
  TOTAL  MATERIALS ................................................      607,930
                                                                      ----------

                                                                      Value
                                                         Shares      (Note 2)
                                                         -------   -----------
 TELECOMMUNICATION SERVICES -- 2.1%
  INTEGRATED TELECOM SERVICES -- 1.5%
   Alltel Corp. (a)....................................    2,100  $   132,510
   NTL, Inc.*..........................................    7,100      483,368
                                                                  -----------
                                                                      615,878
                                                                  -----------
  WIRELESS TELECOMM SERVICES -- 0.6%
   NII Holdings, Inc.*.................................    3,000      131,040
   United States Cellular Corp.*.......................    2,500      123,500
                                                                  -----------
                                                                      254,540
                                                                  -----------
  TOTAL TELECOMMUNICATION SERVICES .............................      870,418
                                                                  -----------
 TRANSPORTATION -- 1.0%
  AIR TRANSPORTATION -- 1.0%
   AMR Corp.*..........................................   17,600      391,248
                                                                  -----------
  TOTAL  TRANSPORTATION ........................................      391,248
                                                                  -----------
 UTILITIES -- 2.7%
  MULTI - UTILITIES & UNREGULATED POWER -- 2.7%
   AES Corp.*..........................................   23,200      367,256
   American Electric Power Co., Inc....................    3,400      126,106
   Duke Energy Corp. (a)...............................    8,700      238,815
   Energen Corp........................................    4,300      156,176
   PG&E Corp. (a)......................................    6,500      241,280
                                                                  -----------
  TOTAL UTILITIES ..............................................    1,129,633
                                                                  -----------
  TOTAL  COMMON STOCK
   (Cost $38,077,520) .................................            40,889,910
                                                                  -----------
SHORT-TERM INVESTMENTS -- 0.5%
   BlackRock Liquidity Funds
    TempCash Portfolio --
    Institutional Series...............................  100,503      100,503
   BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Series...............................  100,501      100,501
                                                                  -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $201,004) .............................................      201,004
                                                                  -----------
  TOTAL INVESTMENTS -- 100.0%
   (Cost $38,278,524) ..........................................  $41,090,914(2)
                                                                  ===========


     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP CORE FUND(1)
---------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                      Principal       Value
                                                        Amount      (Note 2)
                                                      ----------   ----------
SHORT-TERM INVESTMENTS
  HELD AS COLLATERAL FOR
  LOANED SECURITIES
 FLOATING RATE COMMERCIAL PAPER
   Morgan Stanley, 4.33%, 01/02/06................... $1,713,000   $1,713,000
   S E Banken, 4.34%, 01/17/06.......................  2,064,178    2,064,178
                                                                   ----------
  TOTAL FLOATING RATE COMMERCIAL PAPER .........................    3,777,178
                                                                   ----------
 FLOATING RATE NOTES
   Natexis, 4.30%, 1/20/06...........................  1,678,319    1,678,319
                                                                   ----------


                                                                     Value
                                                        Shares      (Note 2)
                                                      ----------  -----------
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money
      Market Trust..................................   6,597,738  $ 6,597,738
                                                                  -----------
                                                      Principal
                                                        Amount
                                                        ------
 TIME DEPOSIT
   Societe Generale, 3.75%, 01/03/06................  $  104,398      104,398
                                                                  -----------
 TOTAL SHORT-TERM INVESTMENTS HELD AS
  COLLATERAL FOR LOANED SECURITIES
  (Cost $12,157,633) ...............................              $12,157,633(3)
                                                                  ===========
---------------
 *    Non-incoming producing security.
(a)   Security partially or fully on loan. (see Note 5)
(1)   Formerly, the Wilmington Large Cap Core Portfolio.
(2) At December 31, 2005, the market value of securities on loan for the Large-Cap Core Fund was $11,741,443.
(3) The investments held as collateral on loaned securities represented 29.4% of the net assets of the Large-Cap Core Fund.























          The accompanying notes are an integral part of the financial.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP GROWTH FUND(1)
-----------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 99.6%
 CONSUMER DISCRETIONARY -- 11.8%
  BROADCASTING & CABLE -- 0.8%
   Comcast Corp. -- Class A*.............................     8,300   $  215,468
   Scripps, (E.W.) Co. Cl-A..............................     2,400      115,248
                                                                      ----------
                                                                         330,716
                                                                      ----------
  CASINO & GAMING -- 0.4%
   Boyd Gaming Corp.*....................................     3,300      157,278
                                                                      ----------
  HOMEBUILDING -- 0.7%
   D.R. Horton, Inc......................................     7,533      269,154
                                                                      ----------
  HOTELS, RESTAURANTS & LEISURE -- 1.9%
   Choice Hotels International, Inc......................    14,000      584,640
   Darden Restaurants, Inc...............................     4,900      190,512
                                                                      ----------
                                                                         775,152
                                                                      ----------
  INTERNET & CATALOG RETAIL -- 0.4%
   eBay, Inc.*...........................................     3,900      168,675
                                                                      ----------
  MOVIES & ENTERTAINMENT -- 0.3%
   Time Warner, Inc......................................     7,000      122,080
                                                                      ----------
  RETAIL APPAREL -- 0.4%
   Urban Outfitters, Inc.*...............................     5,600      141,736
                                                                      ----------
  SPECIALTY RETAIL -- 6.1%
   Abercrombie & Fitch Co. -- Class A....................     4,500      293,310
   CVS Corp..............................................    10,200      269,484
   Home Depot, Inc.......................................     8,400      340,032
   Lowe's Cos., Inc......................................    16,000    1,066,560
   Pacific Sunwear of California, Inc.*..................     7,200      179,424
   Wal-Mart Stores, Inc..................................     3,500      163,800
   Walgreen Co...........................................     2,900      128,354
                                                                      ----------
                                                                       2,440,964
                                                                      ----------
  SPECIALTY STORES -- 0.8%
   Penney, (J.C.) Co., Inc...............................     3,000      166,800
   Sears Holdings Corp.*.................................     1,300      150,189
                                                                      ----------
                                                                         316,989
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ....................................    4,722,744
                                                                      ----------
 CONSUMER STAPLES -- 7.5%
  BEVERAGES -- 1.0%
   PepsiCo, Inc..........................................     2,900      171,332
   The Coca-Cola Co......................................     6,000      241,860
                                                                      ----------
                                                                         413,192
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  FOOD DISTRIBUTORS -- 0.4%
   Sysco Corp............................................     5,400   $  167,670
                                                                      ----------
  FOOD PRODUCTS -- 0.7%
   Whole Foods Market, Inc.*.............................     3,600      278,604
                                                                      ----------
  HOUSEHOLD PRODUCTS -- 3.5%
   Kimberly-Clark Corp...................................    11,905      710,133
   Procter & Gamble Co...................................    11,600      671,408
                                                                      ----------
                                                                       1,381,541
                                                                      ----------
  PERSONAL PRODUCTS -- 1.9%
   Altria Group, Inc.....................................    10,200      762,144
                                                                      ----------
  TOTAL CONSUMER STAPLES ..........................................    3,003,151
                                                                      ----------
 ENERGY -- 8.2%
  ENERGY EQUIPMENT & SERVICES -- 1.0%
   Halliburton Co........................................     2,300      142,508
   TXU Corp..............................................     4,800      240,912
                                                                      ----------
                                                                         383,420
                                                                      ----------
  OIL & GAS EQUIPMENT/SERVICES -- 2.6%
   Grant Prideco, Inc.*..................................    17,100      754,452
   Sunoco, Inc...........................................     3,800      297,844
                                                                      ----------
                                                                       1,052,296
                                                                      ----------
  OIL & GAS EXPLORATION/PRODUCTION -- 2.7%
   Burlington Resources, Inc.............................     2,670      230,154
   EOG Resources, Inc....................................     1,400      102,718
   Tesoro Corp.*.........................................     8,900      547,795
   XTO Energy, Inc.......................................     4,300      188,942
                                                                      ----------
                                                                       1,069,609
                                                                      ----------
  OIL & GAS STORAGE & TRANSPORTATION -- 0.4%
   Kinder Morgan, Inc....................................     1,600      147,120
                                                                      ----------
  OIL, GAS & CONSUMABLE FUELS -- 1.5%
   Consol Energy, Inc....................................     2,705      176,312
   Massey Energy Co......................................     8,800      333,256
   Peabody Energy Corp.*.................................     1,200       98,904
                                                                      ----------
                                                                         608,472
                                                                      ----------
  TOTAL ENERGY ....................................................    3,260,917
                                                                      ----------
 FINANCIALS -- 7.8%
  CONSUMER FINANCE -- 1.4%
   AmeriCredit Corp.*....................................    22,300      571,549
                                                                      ----------
  DIVERSIFIED FINANCIAL SERVICES -- 0.4%
   The Chicago Mercantile Exchange*......................       400      146,996
                                                                      ----------


     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP GROWTH FUND(1)
-----------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  INSURANCE -- MULTI-LINE -- 0.6%
   American International Group, Inc.....................     3,700   $  252,451
                                                                      ----------
  INSURANCE -- PROPERTY/CASUALTY -- 1.2%
   The Progressive Corp..................................     4,000      467,120
                                                                      ----------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.6%
   CB Richard Ellis Group, Inc.*.........................    14,800      870,980
   The Saint Joe Company.................................     2,400      161,328
                                                                      ----------
                                                                       1,032,308
                                                                      ----------
  REGIONAL BANKS -- 1.6%
   U.S. Bancorp..........................................    21,800      651,602
                                                                      ----------
  TOTAL FINANCIALS ................................................    3,122,026
                                                                      ----------
 HEALTHCARE -- 18.4%
  BIOTECHNOLOGY -- 2.2%
   Amgen, Inc.*..........................................     5,600      441,616
   Genentech, Inc.*......................................     4,700      434,750
                                                                      ----------
                                                                         876,366
                                                                      ----------
  HEALTH CARE EQUIPMENT -- 0.9%
   Dade Behring Holdings, Inc.*..........................     4,700      192,183
   Medtronic, Inc........................................     3,100      178,467
                                                                      ----------
                                                                         370,650
                                                                      ----------
  HEALTH CARE PROVIDERS & SERVICE -- 1.7%
   Cardinal Health, Inc..................................     2,500      171,875
   UnitedHealth Group, Inc...............................     8,277      514,333
                                                                      ----------
                                                                         686,208
                                                                      ----------
  HEALTHCARE -- DISTRIBUTORS -- 0.5%
   AmerisourceBergen Corp................................     5,200      215,280
                                                                      ----------
  HEALTHCARE -- FACILITY -- 0.5%
   Community Health Systems, Inc.*.......................     5,400      207,036
                                                                      ----------
  HEALTHCARE -- SERVICES -- 4.1%
   Caremark Rx, Inc.*....................................    10,300      533,437
   Cerner Corp.*.........................................     1,200      109,092
   DaVita, Inc.*.........................................     6,300      319,032
   Express Scripts, Inc.*................................     5,800      486,040
   Pharmaceutical Product
    Development, Inc.....................................     2,900      179,655
                                                                      ----------
                                                                       1,627,256
                                                                      ----------
  HEALTHCARE -- SUPPLIES -- 0.3%
   Gen-Probe Inc.*.......................................     2,200      107,338
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  MANAGED HEALTH CARE -- 2.7%
   Aetna, Inc............................................     2,100   $  198,051
   Humana, Inc.*.........................................     5,600      304,248
   Sierra Health Services, Inc.*.........................     2,500      199,900
   WellPoint, Inc*.......................................     4,700      375,013
                                                                      ----------
                                                                       1,077,212
                                                                      ----------
  PHARMACEUTICALS -- 5.5%
   American Pharmaceutical
    Partners, Inc.*......................................     7,000      271,530
   Eli Lilly & Co........................................     3,100      175,429
   Johnson & Johnson.....................................    19,200    1,153,920
   KOS Pharmaceuticals, Inc.*............................     6,700      346,591
   Pfizer, Inc...........................................    10,000      233,200
                                                                      ----------
                                                                       2,180,670
                                                                      ----------
  TOTAL HEALTHCARE ................................................    7,348,016
                                                                      ----------
 INDUSTRIALS -- 16.1%
  AEROSPACE & DEFENSE -- 1.5%
   L-3 Communications Holdings, Inc......................     2,100      156,135
   The Boeing Co.........................................     6,510      457,262
                                                                      ----------
                                                                         613,397
                                                                      ----------
  AIRLINES -- 0.5%
   Southwest Airlines Co.................................    12,800      210,304
                                                                      ----------
  BUILDING PRODUCTS -- 0.8%
   American Standard Companies, Inc......................     8,400      335,580
                                                                      ----------
  COMMERCIAL SERVICES & SUPPLIES -- 3.3%
   Cendant Corp..........................................    41,200      710,700
   Hughes Supply, Inc....................................     9,970      357,425
   Laureate Education, Inc.*.............................     2,100      110,271
   Stericycle, Inc.*.....................................     2,500      147,200
                                                                      ----------
                                                                       1,325,596
                                                                      ----------
  CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 0.5%
   Joy Global, Inc.*.....................................     5,400      216,000
                                                                      ----------
  ELECTRICAL COMPONENTS & EQUIPMENT -- 0.6%
   FLIR Systems, Inc.*...................................     5,800      129,514
   Thomas & Betts Corp...................................     2,800      117,488
                                                                      ----------
                                                                         247,002
                                                                      ----------
  EMPLOYMENT SERVICES -- 0.7%
   Robert Half International, Inc.*......................     7,400      280,386
                                                                      ----------




     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP GROWTH FUND(1)
-----------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  INDUSTRIAL CONGLOMERATES -- 6.5%
   3M Co.................................................    14,210   $1,101,275
   Corning, Inc..........................................     8,800      173,008
   Dow Chemical Co.......................................     3,760      164,763
   General Electric Co...................................    31,600    1,107,580
                                                                      ----------
                                                                       2,546,626
                                                                      ----------
  MACHINERY -- 1.7%
   Caterpillar, Inc......................................     2,900      167,533
   ITT Industries, Inc...................................     4,835      497,135
                                                                      ----------
                                                                         664,668
                                                                      ----------
  TOTAL INDUSTRIALS ...............................................    6,439,559
                                                                      ----------
 INFORMATION TECHNOLOGY -- 26.7%
  APPLICATION SOFTWARE -- 0.7%
   Autodesk, Inc.........................................     6,900      296,355
                                                                      ----------
  COMMUNICATIONS EQUIPMENT -- 4.9%
   American Tower Corp. Cl-A*............................     7,000      189,700
   Cisco Systems, Inc.*..................................    46,000      787,520
   F5 Networks, Inc.*....................................     3,800      217,322
   Motorola, Inc.........................................    26,970      609,252
   QUALCOMM, Inc.*.......................................     3,700      159,396
                                                                      ----------
                                                                       1,963,190
                                                                      ----------
  COMPUTER HARDWARE -- 3.2%
   Apple Computer, Inc.*.................................     7,800      560,742
   Dell, Inc.*...........................................     6,700      200,933
   International Business
    Machines Corp........................................     4,800      394,560
   NCR Corp.*............................................     3,000      101,820
                                                                      ----------
                                                                       1,258,055
                                                                      ----------
  COMPUTER STORAGE & PERIPHERALS -- 0.6%
   Western Digital Corp.*................................    12,100      225,181
                                                                      ----------
  HOME ENTERTAINMENT SOFTWARE -- 0.5%
   Activision, Inc.*.....................................    15,154      208,216
                                                                      ----------
  INTERNET SOFTWARE & SERVICES -- 2.0%
   Google, Inc.- Class A*................................     1,900      788,234
                                                                      ----------
  IT SERVICES -- 0.4%
   CACI International, Inc.*.............................     2,600      149,188
                                                                      ----------

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 6.5%
   Advanced Micro Devices, Inc.*........................     6,700   $   205,020
   Intel Corp...........................................    13,235       330,346
   KLA-Tencor Corp......................................     4,200       207,186
   Lam Research Corp.*..................................     6,200       221,216
   National Semiconductor Corp..........................    30,890       802,522
   NVIDIA Corp.*........................................    16,300       595,928
   Texas Instruments, Inc...............................     7,500       240,525
                                                                     -----------
                                                                       2,602,743
                                                                     -----------
  SOFTWARE -- 7.9%
   Adobe Systems, Inc...................................     3,700       136,752
   Electronic Arts, Inc.*...............................     9,600       502,176
   Microsoft Corp.......................................    84,300     2,204,445
   Oracle Corp.*........................................    12,300       150,183
   SRA International, Inc. -- Class A*..................     4,900       149,646
                                                                     -----------
                                                                       3,143,202
                                                                     -----------
  TOTAL INFORMATION TECHNOLOGY ...................................    10,634,364
                                                                     -----------
 MATERIALS -- 1.1%
  CHEMICALS -- AGRICULTURAL/FERTILIZER -- 0.6%
   Monsanto Co..........................................     3,100       240,343
                                                                     -----------
  CONSTRUCTION MATERIALS -- 0.5%
   Florida Rock Industries, Inc.........................     4,200       206,052
                                                                     -----------
  TOTAL MATERIALS ................................................       446,395
                                                                     -----------
 TELECOMMUNICATION SERVICES -- 1.1%
  INTEGRATED TELECOM SERVICES -- 0.5%
   Sprint FON Group.....................................     7,865       183,726
                                                                     -----------
  WIRELESS TELECOMM SERVICES -- 0.6%
   NII Holdings, Inc.*..................................     5,600       244,608
                                                                     -----------
  TOTAL TELECOMMUNICATION SERVICES ...............................       428,334
                                                                     -----------
 UTILITIES -- 0.9%
  MULTI-UTILITIES -- 0.9%
   AES Corp.*...........................................    22,300       353,009
                                                                     -----------
  TOTAL UTILITIES ................................................       353,009
                                                                     -----------
  TOTAL COMMON STOCK
   (Cost $37,167,334) ............................................    39,758,515
                                                                     -----------




     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP GROWTH FUND(1)
-----------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
SHORT-TERM INVESTMENTS -- 0.4%
   BlackRock Liquidity Funds TempCash Portfolio -
    Institutional Series................................    74,143   $    74,143
   BlackRock Liquidity Funds TempFund Portfolio -
    Institutional Series................................    74,143        74,143
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $148,286) ...............................................       148,286
                                                                     -----------
  TOTAL INVESTMENTS -- 100.0%
   (Cost $37,315,620) ............................................   $39,906,801
                                                                     ===========

---------------
 *  Non-incoming producing security.
(1) Formerly, the Wilmington Large Cap Growth Portfolio.


























          The accompanying notes are an integral part of the financial.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP VALUE FUND(1)
----------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 99.7%
 CONSUMER DISCRETIONARY -- 10.4%
  BROADCASTING & CABLE -- 3.8%
   Comcast Corp. -- Class A*(a)..........................    31,800   $  825,528
   Liberty Media Corp. -- Class A*.......................    20,000      157,400
   NTL, Inc.*............................................    10,200      694,416
                                                                      ----------
                                                                       1,677,344
                                                                      ----------
  DEPARTMENT STORES -- 1.4%
   Kohl's Corp.*.........................................    12,499      607,451
                                                                      ----------
  GENERAL MERCHANDISE -- 1.1%
   Rent-A-Center, Inc.*..................................    12,400      233,864
   Sears Holdings Corp.*.................................     2,100      242,613
                                                                      ----------
                                                                         476,477
                                                                      ----------
  HOMEBUILDING -- 0.6%
   Meritage Homes Corp.*.................................     2,200      138,424
   Ryland Group, Inc.....................................     1,800      129,834
                                                                      ----------
                                                                         268,258
                                                                      ----------
  MEDIA -- 0.4%
   Interactive Data Corp.*...............................     7,000      158,970
                                                                      ----------
  MOVIES & ENTERTAINMENT -- 1.7%
   The Walt Disney Co. (a)...............................    31,733      760,640
                                                                      ----------
  SPECIALTY RETAIL -- 1.4%
   Home Depot, Inc. (a)..................................    15,000      607,200
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ....................................    4,556,340
                                                                      ----------
 CONSUMER STAPLES -- 3.4%
  HOUSEHOLD PRODUCTS -- 0.5%
   Colgate-Palmolive Co..................................     3,678      201,738
                                                                      ----------
  PACKAGED FOODS/MEATS -- 1.4%
   Pilgrim's Pride Corp. (a).............................    18,000      596,880
                                                                      ----------
  PERSONAL PRODUCTS -- 1.5%
   Altria Group, Inc.....................................     9,200      687,424
                                                                      ----------
  TOTAL CONSUMER STAPLES ..........................................    1,486,042
                                                                      ----------
 ENERGY -- 17.7%
  INTEGRATED OIL & GAS -- 10.9%
   ChevronTexaco Corp. (a)...............................    16,824      955,098
   ConocoPhillips(a).....................................    17,400    1,012,332
   Exxon Mobil Corp. (a).................................    43,403    2,437,947
   Marathon Oil Corp.....................................     2,900      176,813
   Occidental Petroleum Corp. (a)........................     2,800      223,664
                                                                      ----------
                                                                       4,805,854
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  OIL & GAS EXPLORATION/PRODUCTION -- 2.6%
   Burlington Resources, Inc.............................     4,900   $  422,380
   Devon Energy Corp.....................................     4,700      293,938
   Tesoro Corp.* (a).....................................     6,600      406,230
                                                                      ----------
                                                                       1,122,548
                                                                      ----------
  OIL & GAS REFINING & MARKETING -- 1.7%
   Valero Energy Corp....................................     5,600      288,960
   Western Gas Resources, Inc.*..........................     9,600      452,064
                                                                      ----------
                                                                         741,024
                                                                      ----------
  OIL & GAS STORAGE & TRANSPORTATION -- 1.0%
   Williams Companies, Inc...............................    18,700      433,279
                                                                      ----------
  OIL, GAS & CONSUMABLE FUELS -- 1.5%
   Arch Coal, Inc. (a)...................................     3,700      294,150
   Consol Energy, Inc....................................     5,700      371,526
                                                                      ----------
                                                                         665,676
                                                                      ----------
  TOTAL ENERGY ....................................................    7,768,381
                                                                      ----------
 FINANCIALS -- 35.3%
  ASSET MANAGEMENT -- 1.1%
   Allied Capital Corp. (a)..............................     5,600      164,472
   Leucadia National Corp................................     6,600      313,236
                                                                      ----------
                                                                         477,708
                                                                      ----------
  COMMERCIAL BANKS -- 4.5%
   Bank of America Corp. (a).............................    21,200      978,380
   U.S. Bancorp..........................................    33,600    1,004,304
                                                                      ----------
                                                                       1,982,684
                                                                      ----------
  CONSUMER FINANCE -- 4.8%
   AmeriCredit Corp.* (a)................................    25,800      661,254
   Capital One Financial Corp. (a).......................     9,300      803,520
   WFS Financial, Inc.*..................................     8,200      624,430
                                                                      ----------
                                                                       2,089,204
                                                                      ----------
  DIVERSIFIED FINANCIAL SERVICES -- 8.0%
   Ameritrade Holding Corp.*.............................     4,800      115,200
   Citigroup, Inc........................................    48,954    2,375,739
   JP Morgan Chase & Co..................................    27,279    1,082,704
                                                                      ----------
                                                                       3,573,643
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP VALUE FUND(1)
----------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
 FINANCIALS -- (CONTINUED)
  INSURANCE -- MULTI-LINE -- 2.7%
   American International Group, Inc. (a)...............     2,200   $   150,106
   American National Insurance Co.*.....................     1,263       147,758
   Everest Re Group, Ltd................................     6,475       649,766
   Loews Corp...........................................     2,400       227,640
                                                                     -----------
                                                                       1,175,270
                                                                     -----------
  INSURANCE -- PROPERTY/CASUALTY -- 4.9%
   Chubb Corp...........................................     1,700       166,005
   CNA Financial Corp.*.................................     3,800       124,374
   Fidelity National Financial, Inc.....................    18,100       665,899
   Fidelity National Title Group, Inc.*.................     4,947       120,459
   First American Corp. (a).............................     5,600       253,680
   Markel Corp.*........................................     1,000       317,050
   Philadelphia Consolidated
    Holding Corp.*......................................     5,000       483,450
                                                                     -----------
                                                                       2,130,917
                                                                     -----------
  LIFE & HEALTH INSURANCE -- 3.6%
   Lincoln National Corp................................    13,270       703,708
   Prudential Financial, Inc............................    12,200       892,918
                                                                     -----------
                                                                       1,596,626
                                                                     -----------
  REAL ESTATE INVESTMENT TRUSTS -- 1.7%
   Archstone-Smith Trust................................     3,000       125,670
   Avalonbay Communities, Inc. [REIT]                        6,800       606,900
                                                                     -----------
                                                                         732,570
                                                                     -----------
  THRIFTS & MORTGAGE FINANCING -- 4.0%
   Downey Financial Corp.*..............................     3,900       266,721
   IndyMac Bancorp, Inc.................................    14,500       565,790
   Washington Mutual, Inc. (a)..........................    21,589       939,122
                                                                     -----------
                                                                       1,771,633
                                                                     -----------
  TOTAL FINANCIALS ...............................................    15,530,255
                                                                     -----------
 HEALTHCARE -- 8.5%
  HEALTHCARE -- FACILITY -- 0.5%
   Community Health Systems, Inc.*......................     5,300       203,202
                                                                     -----------
  HEALTHCARE -- SERVICES -- 0.8%
   Caremark Rx, Inc.*...................................     7,100       367,709
                                                                     -----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  MANAGED HEALTH CARE -- 5.2%
   Aetna, Inc............................................     4,400   $  414,964
   CIGNA Corp............................................     3,800      424,460
   Health Net, Inc.*.....................................     5,600      288,680
   Humana, Inc.*.........................................     3,600      195,588
   Sierra Health Services, Inc.*.........................     5,000      399,800
   WellPoint, Inc*.......................................     7,439      593,558
                                                                      ----------
                                                                       2,317,050
                                                                      ----------
  PHARMACEUTICALS -- 2.0%
   Abbott Laboratories. (a)..............................     3,962      156,222
   Pfizer, Inc...........................................    30,100      701,931
                                                                      ----------
                                                                         858,153
                                                                      ----------
  TOTAL HEALTHCARE ................................................    3,746,114
                                                                      ----------
 INDUSTRIALS -- 8.8%
  AEROSPACE & DEFENSE -- 0.7%
   Raytheon Co...........................................     7,594      304,899
                                                                      ----------
  BUILDING PRODUCTS -- 0.3%
   USG Corp..............................................     2,300      149,500
                                                                      ----------
  CONSTRUCTION & FARM MACHINERY
  & HEAVY TRUCKS -- 0.6%
   Terex Corp.* (a)......................................     4,700      279,180
                                                                      ----------
  ELECTRICAL COMPONENTS & EQUIPMENT -- 2.2%
   Emerson Electric Co...................................     8,100      605,070
   Thomas & Betts Corp...................................     8,300      348,268
                                                                      ----------
                                                                         953,338
                                                                      ----------
  INDUSTRIAL CONGLOMERATES -- 1.4%
   Tyco International, Ltd. (a)..........................    21,893      631,832
                                                                      ----------
  RAILROADS -- 2.6%
   CSX Corp..............................................     6,301      319,902
   Norfolk Southern Corp.................................    17,000      762,110
                                                                      ----------
                                                                       1,082,012
                                                                      ----------
  TRUCKING -- 1.0%
   Laidlaw International, Inc.*..........................    19,700      457,631
                                                                      ----------
  TOTAL INDUSTRIALS ...............................................    3,858,392
                                                                      ----------
 INFORMATION TECHNOLOGY -- 5.9%
  COMMUNICATIONS EQUIPMENT -- 0.9%
   Telewest Global, Inc.*................................    16,000      381,120
                                                                      ----------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP VALUE FUND(1)
----------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 INFORMATION TECHNOLOGY -- (continued)
  COMPUTER HARDWARE -- 2.0%
   Hewlett-Packard Co. (a)...............................     4,100   $  117,383
   International Business Machines
    Corp.................................................     9,153      752,377
                                                                      ----------
                                                                         869,760
                                                                      ----------
  COMPUTER STORAGE & PERIPHERALS -- 1.5%
   Sandisk Corp.* (a)....................................    10,700      672,174
                                                                      ----------
  IT SERVICES -- 0.4%
   Computer Sciences Corp.*..............................     3,100      156,984
                                                                      ----------
  SOFTWARE -- 1.1%
   Oracle Corp.*.........................................    40,263      491,611
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................    2,571,649
                                                                      ----------
 MATERIALS -- 2.1%
  FERTILIZERS & AGRICULTURAL CHEMICALS -- 0.6%
   Monsanto Co. (a)......................................     3,300      255,849
                                                                      ----------
  PAPER PRODUCTS -- 1.5%
   Louisiana-Pacific Corp.*..............................    23,900      656,533
                                                                      ----------
  TOTAL MATERIALS .................................................      912,382
                                                                      ----------
 TELECOMMUNICATION SERVICES -- 2.4%
  INTEGRATED TELECOMMUNICATION SERVICES -- 1.0%
   BellSouth Corp........................................    10,400      281,840
   Verizon Communications, Inc. (a)......................     5,000      150,600
                                                                      ----------
                                                                         432,440
                                                                      ----------
  WIRELESS TELECOMMUNICATION SERVICES -- 1.4%
   Telephone & Data Systems, Inc.........................    16,700      601,701
                                                                      ----------
  TOTAL TELECOMMUNICATION SERVICES ................................    1,034,141
                                                                      ----------

                                                                    Value
                                                         Shares     (Note 2)
                                                         ------   -----------
 UTILITIES -- 5.2%
  ELECTRIC UTILITIES -- 2.6%
   Allegheny Energy, Inc.*............................   14,100   $   446,265
   PPL Corp...........................................   24,500       720,300
                                                                  -----------
                                                                    1,166,565
                                                                  -----------
  GAS UTILITIES -- 1.8%
   Questar Corp.......................................    1,600       121,120
   Southern Union Co.*................................   27,540       650,770
                                                                  -----------
                                                                      771,890
                                                                  -----------
  MULTI -- UTILITIES & UNREGULATED POWER -- 0.8%
   Duke Energy Corp. (a)..............................    7,700       211,365
   WPS Resources Corp.................................    2,800       154,868
                                                                  -----------
                                                                      366,233
                                                                  -----------
  TOTAL UTILITIES .............................................     2,304,688
                                                                  -----------
  TOTAL COMMON STOCK
   (Cost $38,123,286) .........................................    43,768,384
                                                                  -----------
 SHORT-TERM INVESTMENTS -- 0.3%
   BlackRock Liquidity Funds
    TempCash Portfolio --
    Institutional Series..............................   70,035        70,035
   BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Series..............................   70,035        70,035
                                                                  -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $140,070) ............................................       140,070
                                                                  -----------
  TOTAL INVESTMENTS -- 100.0%
   (Cost $38,263,356) .........................................   $43,908,454(2)
                                                                  ===========














    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / LARGE-CAP VALUE FUND(1)
----------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                      Principal       Value
                                                        Amount      (Note 2)
                                                      ----------   ----------
SHORT-TERM INVESTMENTS
  HELD AS COLLATERAL FOR
  LOANED SECURITIES
 FLOATING RATE CERTIFICATES OF DEPOSIT
   Banco Santander, 4.34%, 01/13/06................   $  143,786   $  143,786
                                                                   ----------
 FLOATING RATE COMMERCIAL PAPER
   Morgan Stanley, 4.33%, 01/02/06.................    1,792,927    1,792,927
   S E Banken, 4.34%, 01/17/06.....................    1,484,192    1,484,192
                                                                   ----------
  TOTAL  FLOATING RATE COMMERCIAL PAPER ........................    3,227,119
                                                                   ----------
 FLOATING RATE NOTES
   Natexis, 4.30%, 1/20/06.........................    1,822,817    1,822,817
                                                                   ----------

                                                                     Value
                                                       Shares       (Note 2)
                                                     ----------   -----------
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money
    Market Trust...................................   9,067,781   $ 9,067,781
                                                                  -----------
                                                     Principal
                                                       Amount
                                                       ------
 MASTER NOTE
   Merrill Lynch, 4.35%, 1/03/06...................  $  625,957       625,957
                                                                  -----------
  TOTAL MASTER NOTE ...........................................       625,957
                                                                  -----------
 TIME DEPOSIT
   Societe Generale, 3.75%, 01/03/06...............     174,489       174,489
                                                                  -----------
  TOTAL TIME DEPOSIT ..........................................       174,489
                                                                  -----------
  TOTAL SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (COST $15,111,949) .........................................   $15,111,949(3)
                                                                  ===========

---------------
ADR   American Depository Receipt
*     Non-incoming producing security.
(a)   Security partially or fully on loan. (see Note 5)
(1)   Formerly, the Wilmington Large Cap Value Portfolio.
(2) At December 31, 2005, the market value of securities on loan for the Large-Cap Value Fund was $14,617,377.
(3) The investments held as collateral on loaned securities represented 34.4% of the net assets of the Large-Cap Value Fund.


























    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / MID-CAP CORE FUND
----------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
COMMON STOCK -- 91.9%
 CONSUMER DISCRETIONARY -- 11.1%
  BROADCASTING & CABLE -- 1.3%
   Cablevision Systems New York
     Group -- Class A*.....................................    1,090    $ 25,582
   XM Satellite Radio Holdings, Inc.**.....................      260       7,093
                                                                        --------
                                                                          32,675
                                                                        --------
  CASINO & GAMING -- 0.4%
   Las Vegas Sands Corp.*..................................      235       9,275
                                                                        --------
  DIVERSIFIED CONSUMER SERVICES -- 1.0%
   Aramark Corp. -- Class B*...............................      430      11,945
   Career Education Corp.*.................................      435      14,668
                                                                        --------
                                                                          26,613
                                                                        --------
  HOMEBUILDING -- 2.0%
   Meritage Homes Corp.*...................................      355      22,337
   NVR, Inc.*..............................................        5       3,510
   Pulte Corp..............................................       20         787
   Ryland Group, Inc.......................................       45       3,246
   Toll Brothers, Inc.*....................................      700      24,248
                                                                        --------
                                                                          54,128
                                                                        --------
  HOTELS, RESTAURANTS, & LEISURE -- 1.7%
   Choice Hotels International, Inc........................      560      23,386
   International Speedway Corp. Cl-A.......................      445      21,316
                                                                        --------
                                                                          44,702
                                                                        --------
  MEDIA -- 0.6%
   Getty Images, Inc.*.....................................      160      14,283
                                                                        --------
  MOVIES & ENTERTAINMENT -- 0.4%
   CKX, Inc.*..............................................      740       9,620
                                                                        --------
  RETAIL APPAREL -- 1.9%
   AnnTaylor Stores Corp.*.................................      330      11,392
   Polo Ralph Lauren Corp.**...............................      155       8,702
   Reebok International Ltd................................      380      22,127
   Urban Outfitters, Inc.*.................................      280       7,087
                                                                        --------
                                                                          49,308
                                                                        --------
  SPECIALTY RETAIL -- 1.5%
   Circuit City Stores, Inc. -- Carmax
    Group* ................................................      490      13,563
   Office Depot, Inc.*.....................................      785      24,649
                                                                        --------
                                                                          38,212
                                                                        --------
  SPECIALTY STORES -- 0.3%
   Saks, Inc.*.............................................      470       7,924
                                                                        --------
  TOTAL CONSUMER DISCRETIONARY ......................................    286,740
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 CONSUMER STAPLES -- 5.5%
  FOOD DISTRIBUTORS -- 3.5%
   BJ's Wholesale Club, Inc.*..............................      840    $ 24,830
   Safeway, Inc.*..........................................    1,270      30,048
   Whole Foods Market, Inc.*...............................      450      34,826
                                                                        --------
                                                                          89,704
                                                                        --------
  HOUSEHOLD PRODUCTS -- 0.8%
   Energizer Holdings, Inc.*...............................      430      21,410
                                                                        --------
  PACKAGED FOODS/MEATS -- 1.2%
   Dean Foods Co.*.........................................      195       7,344
   Pilgrim's Pride Corp....................................      725      24,041
                                                                        --------
                                                                          31,385
                                                                        --------
  TOTAL CONSUMER STAPLES ............................................    142,499
                                                                        --------
 ENERGY -- 13.0%
  ENERGY EQUIPMENT & SERVICES -- 0.9%
   NRG Energy, Inc.*.......................................      510      24,031
                                                                        --------
  OIL & GAS DRILLING -- 0.6%
   Patterson-UTI Energy, Inc.*.............................      465      15,322
                                                                        --------
  OIL & GAS EQUIPMENT/SERVICES -- 3.7%
   BJ Services Co.*........................................      740      27,136
   FMC Technologies, Inc.*.................................      395      16,953
   Grant Prideco, Inc.*....................................      580      25,590
   National-Oilwell, Inc.*.................................      425      26,648
                                                                        --------
                                                                          96,327
                                                                        --------
  OIL & GAS EXPLORATION/PRODUCTION -- 4.2%
   EOG Resources, Inc......................................      155      11,372
   Noble Affiliat*.........................................      150       6,045
   Pioneer Natural Resources Co............................      550      28,199
   Plains Exploration & Production Co.*....................      445      17,680
   Range Resources Corp....................................      480      12,643
   Tesoro Corp.*...........................................      415      25,543
   XTO Energy, Inc.........................................      155       6,811
                                                                        --------
                                                                         108,293
                                                                        --------
  OIL & GAS REFINING & MARKETING -- 0.9%
   Western Gas Resources, Inc.*............................      505      23,780
                                                                        --------
  OIL & GAS STORAGE & TRANSPORTATION -- 0.5%
   Kinder Morgan, Inc.                                           140      12,873
                                                                        --------
  OIL, GAS & CONSUMABLE FUELS -- 2.2%
   Arch Coal, Inc..........................................       30       2,385
   Consol Energy, Inc......................................       85       5,540
   Massey Energy Co........................................      620      23,479


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / MID-CAP CORE FUND
----------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
   Peabody Energy Corp.*...................................      300    $ 24,726
                                                                        --------
                                                                          56,130
                                                                        --------
  TOTAL ENERGY ......................................................    336,756
                                                                        --------
 FINANCIALS -- 16.7%
  ASSET MANAGEMENT -- 3.0%
   Affiliated Managers Group, Inc.*........................      210      16,853
   American Capital Strategies, Ltd........................      430      15,570
   Legg Mason, Inc.........................................      275      32,916
   SEI Investments Co......................................      430      15,910
                                                                        --------
                                                                          81,249
                                                                        --------
  CONSUMER FINANCE -- 1.0%
   AmeriCredit Corp.*......................................      980      25,117
                                                                        --------
  DIVERSIFIED FINANCIAL SERVICES -- 2.3%
   Ameritrade Holding Corp.*...............................    1,160      27,840
   E*TRADE Group, Inc.*....................................      370       7,718
   Nelnet, Inc.**..........................................      390      15,865
   The Chicago Mercantile Exchange*........................       20       7,350
                                                                        --------
                                                                          58,773
                                                                        --------
  INSURANCE -- MULTI-LINE -- 1.5%
   Brown & Brown, Inc......................................      415      12,674
   Conseco, Inc.*..........................................    1,120      25,950
                                                                        --------
                                                                          38,624
                                                                        --------
  INSURANCE -- PROPERTY/CASUALTY -- 2.7%
   CNA Financial Corp.*....................................      215       7,037
   Fidelity National Financial, Inc........................      615      22,626
   Markel Corp.*...........................................       75      23,779
   Philadelphia Consolidated Holding Corp.*................      165      15,954
                                                                        --------
                                                                          69,396
                                                                        --------
  REAL ESTATE INVESTMENT TRUSTS -- 2.5%
   Centerpoint Properties Corp. [REIT].....................      335      16,576
   Developers Diversified Realty Corp......................      130       6,113
   Global Signal, Inc.**...................................      275      11,869
   Vornado Realty Trust [REIT].............................      345      28,797
                                                                        --------
                                                                          63,355
                                                                        --------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.3%
   CB Richard Ellis Group, Inc.*...........................      435      25,600
   Trizec Properties, Inc..................................      335       7,678
                                                                        --------
                                                                          33,278
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  REGIONAL BANKS -- 0.9%
   Bok Financial Corp*.....................................     515     $ 23,396
                                                                        --------
  THRIFTS & MORTGAGE FINANCING -- 1.5%
   PMI Group, Inc..........................................     425       17,455
   Radian Group, Inc.......................................     385       22,557
                                                                        --------
                                                                          40,012
                                                                        --------
  TOTAL FINANCIALS ..................................................    433,200
                                                                        --------
 HEALTHCARE -- 11.7%
  BIOTECHNOLOGY -- 0.2%
   Charles River Laboratories International, Inc.*.........     140        5,932
                                                                        --------
  HEALTH CARE EQUIPMENT -- 0.7%
   Cytyc Corp.*............................................     330        9,316
   Thermo Electron Corp.*..................................     285        8,587
                                                                        --------
                                                                          17,903
                                                                        --------
  HEALTH CARE PROVIDERS & SERVICES -- 5.1%
   Amerigroup Corp.*.......................................     430        8,368
   CIGNA Corp..............................................     275       30,717
   Coventry Health Care, Inc.*.............................     120        6,835
   Express Scripts, Inc.*..................................     175       14,665
   Health Net, Inc.*.......................................     535       27,579
   Humana, Inc.*...........................................     495       26,893
   Sierra Health Services, Inc.*...........................     205       16,392
                                                                        --------
                                                                         131,449
                                                                        --------
  HEALTHCARE -- DISTRIBUTORS -- 0.8%
   AmerisourceBergen Corp..................................     350       14,490
   McKesson Corp...........................................     120        6,191
                                                                        --------
                                                                          20,681
                                                                        --------
  HEALTHCARE -- SERVICES -- 2.6%
   Cerner Corp.*...........................................     275       25,000
   Covance, Inc.*..........................................     510       24,761
   Omnicare, Inc...........................................     310       17,738
                                                                        --------
                                                                          67,499
                                                                        --------
  HEALTHCARE -- SUPPLIES -- 0.3%
   Gen-Probe Inc.*.........................................     180        8,782
                                                                        --------
  PHARMACEUTICALS -- 2.0%
   American Pharmaceutical Partners, Inc.*.................     135        5,237
   Barr Laboratories, Inc.*................................     365       22,736
   KOS Pharmaceuticals, Inc.*..............................     440       22,761
                                                                        --------
                                                                          50,734
                                                                        --------
  TOTAL HEALTHCARE ..................................................    302,980
                                                                        --------



     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / MID-CAP CORE FUND
----------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 INDUSTRIALS -- 5.7%
  AEROSPACE & DEFENSE -- 1.7%
   Alliant Techsystems, Inc.*..............................      225    $ 17,138
   Precision Castparts Corp................................      545      28,235
                                                                        --------
                                                                          45,373
                                                                        --------
  AIR FREIGHT & LOGISTICS -- 0.3%
   Expeditors International of Washington, Inc.............      115       7,764
                                                                        --------
  BUILDING PRODUCTS -- 0.9%
   USG Corp................................................      340      22,100
                                                                        --------
  CONSTRUCTION & ENGINEERING -- 0.4%
   Jacobs Engineering Group, Inc.*.........................      170      11,538
                                                                        --------
  CONSTRUCTION & FARM MACHINERY &
    HEAVY TRUCKS -- 0.3%
    Joy Global, Inc.* .....................................      180       7,200
                                                                        --------
  DIVERSIFIED COMMERCIAL &
    PROFESSIONAL SERVICES -- 0.5%
    ChoicePoint, Inc.* ....................................      290      12,908
                                                                        --------
  ELECTRICAL COMPONENTS & EQUIPMENT -- 0.4%
   American Power Conversion Corp..........................      430       9,460
                                                                        --------
  MACHINERY -- 0.9%
   SPX Corp.*..............................................      515      23,572
                                                                        --------
  TRADING CO. & DISTRIBUTORS -- 0.3%
   MSC Industrial Direct Co., Inc.-
    Class A*...............................................      180       7,240
                                                                        --------
  TOTAL INDUSTRIALS .................................................    147,155
                                                                        --------
 INFORMATION TECHNOLOGY -- 15.2%
  APPLICATION SOFTWARE -- 2.5%
   Compuware Corp.*........................................    2,910      26,103
   Fair, Isaac & Co., Inc..................................      285      12,588
   Synopsys, Inc.*.........................................    1,295      25,978
                                                                        --------
                                                                          64,669
                                                                        --------
  COMMUNICATIONS EQUIPMENT -- 1.9%
   American Tower Corp. Cl-A*..............................      430      11,653
   Avaya, Inc.*............................................      970      10,350
   Telewest Global, Inc.*..................................    1,130      26,917
                                                                        --------
                                                                          48,920
                                                                        --------
  COMPUTERS & PERIPHERALS -- 2.3%
   NCR Corp.*..............................................      765      25,964
   Sandisk Corp.*..........................................      140       8,795
   Western Digital Corp.*..................................    1,340      24,937
                                                                        --------
                                                                          59,696
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
   Agilent Technologies, Inc.*.............................      205    $  6,824
   Trimble Navigation Ltd.*................................      255       9,050
                                                                        --------
                                                                          15,874
                                                                        --------
  INTERNET SOFTWARE & SERVICES -- 0.8%
   Fiserv, Inc.*...........................................      245      10,601
   West Corp*..............................................      235       9,905
                                                                        --------
                                                                          20,506
                                                                        --------
  IT SERVICES -- 0.9%
   Cognizant Technology Solutions Corp.*...................      145       7,301
   Navteq Corp.*...........................................      380      16,671
                                                                        --------
                                                                          23,972
                                                                        --------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 3.0%
   Broadcom Corp. Cl-A*....................................      180       8,487
   Freescale Semiconductor, Inc.*..........................      305       7,677
   KLA-Tencor Corp.........................................      115       5,673
   MEMC Electronic Materials, Inc.*........................      385       8,535
   Micron Technology, Inc.*................................    1,385      18,434
   National Semiconductor Corp.............................    1,080      28,058
                                                                        --------
                                                                          76,864
                                                                        --------
  SOFTWARE -- 3.2%
   Activision, Inc.*.......................................      430       5,908
   Global Payments, Inc....................................      375      17,479
   McAfee Inc.*............................................      645      17,499
   Novell, Inc.*...........................................    2,730      24,106
   SRA International, Inc. -- Class A*.....................      540      16,492
                                                                        --------
                                                                          81,484
                                                                        --------
  TOTAL INFORMATION TECHNOLOGY ......................................    391,985
                                                                        --------
 MANUFACTURING -- 1.7%
  AUTO PARTS & EQUIPMENT -- 1.7%
   BorgWarner, Inc.........................................      405      24,555
   TRW Automotive Holdings Corp.*..........................      705      18,577
                                                                        --------
  TOTAL MANUFACTURING ...............................................     43,132
                                                                        --------




     The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / MID-CAP CORE FUND
----------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 MATERIALS -- 4.6%
  CHEMICALS -- 1.0%
   Ashland, Inc.*..........................................      175    $ 10,133
   FMC Corp.*..............................................      315      16,749
                                                                        --------
                                                                          26,882
                                                                        --------
  CONSTRUCTION MATERIALS -- 1.0%
   Florida Rock Industries, Inc............................      520      25,510
                                                                        --------
  CONTAINERS & PACKAGING -- 1.0%
   Owens-Illinois, Inc.*...................................    1,175      24,721
                                                                        --------
  METAL & GLASS CONTAINERS -- 0.4%
   Crown Holdings, Inc.*...................................      505       9,863
                                                                        --------
  PAPER PRODUCTS -- 0.9%
   Packaging Corp. of America*.............................      990      22,721
                                                                        --------
  STEEL -- 0.3%
   United States Steel Corp................................      165       7,932
                                                                        --------
  TOTAL MATERIALS ...................................................    117,629
                                                                        --------
 SERVICES -- 0.3%
  BUSINESS SERVICES -- 0.3%
   Robert Half International, Inc.*........................      225       8,525
                                                                        --------
  TOTAL SERVICES ....................................................      8,525
                                                                        --------
 TELECOMMUNICATION SERVICES -- 0.8%
  WIRELESS TELECOMM SERVICES -- 0.8%
   United States Cellular Corp.*...........................      395      19,513
                                                                        --------
  TOTAL TELECOMMUNICATION SERVICES ..................................     19,513
                                                                        --------
 TRANSPORTATION -- 0.9%
  AIR TRANSPORTATION -- 0.3%
   AMR Corp.*..............................................      345       7,669
                                                                        --------
  TRUCKING -- 0.6%
   Landstar Systems, Inc.*.................................      385      16,070
                                                                        --------
  TOTAL TRANSPORTATION ..............................................     23,739
                                                                        --------


                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------
 UTILITIES -- 4.7%
  MULTI-UTILITIES -- 4.7%
   AES Corp.*...........................................        700   $   11,081
   Allegheny Energy, Inc.*..............................        780       24,687
   CMS Energy Corp.*....................................      1,785       25,900
   Edison International Co.*............................        165        7,196
   ONEOK, Inc...........................................        295        7,856
   Reliant Resources, Inc.*.............................      2,020       20,846
   Southern Union Co.*..................................        995       23,512
                                                                      ----------
  TOTAL UTILITIES .................................................      121,078
                                                                      ----------
  TOTAL COMMON STOCK
    (COST $2,382,991) .............................................    2,374,931
                                                                      ----------
SHORT-TERM INVESTMENTS -- 8.1%
 BlackRock Liquidity Funds
    TempCash Portfolio --
    Institutional Series................................    105,029      105,029
 BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Series................................    105,028      105,028
                                                                      ----------
 TOTAL SHORT-TERM INVESTMENTS
    (COST $210,057) ...............................................      210,057
                                                                      ----------
TOTAL INVESTMENTS -- 100.0%
 (Cost $2,593,048) ................................................   $2,584,988
                                                                      ==========

---------------
*  Non-incoming producing security.










    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND(1)
---------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 93.5%
 CONSUMER DISCRETIONARY -- 19.1%
  ADVERTISING -- 0.3%
   Arbitron, Inc.*.......................................     4,200   $  159,516
                                                                      ----------
  APPAREL & ACCESSORIES -- 0.9%
   Columbia Sportswear Co.*..............................     4,055      193,545
   Hartmarx Corp.*.......................................     6,600       51,546
   Quicksilver, Inc.*....................................    15,030      208,015
                                                                      ----------
                                                                         453,106
                                                                      ----------
  APPAREL RETAIL -- 0.9%
   AnnTaylor Stores Corp.*...............................     9,685      334,326
   The Children's Place Retail Stores, Inc.*.............     2,395      118,361
                                                                      ----------
                                                                         452,687
                                                                      ----------
  AUTO PARTS & EQUIPMENT -- 1.0%
   Tenneco Automotive, Inc.*.............................    25,507      500,192
                                                                      ----------
  AUTOMOBILE MANUFACTURERS -- 0.3%
   Winnebago Industries, Inc.(a).........................     4,326      143,969
                                                                      ----------
  BROADCASTING & CABLE -- 0.6%
   Mediacom Communications Corp.*........................    13,200       72,468
   Radio One, Inc. -- Class D*...........................    20,025      207,259
                                                                      ----------
                                                                         279,727
                                                                      ----------
  CASINO & GAMING -- 0.4%
   Isle of Capris Casinos, Inc.*.........................     7,583      184,722
                                                                      ----------
  CATALOG RETAIL -- 0.8%
   Insight Enterprises, Inc.*............................    19,880      389,847
                                                                      ----------
  DISTRIBUTORS -- 4.4%
   Brightpoint, Inc.*....................................    11,378      315,512
   Building Materials Holding Corp.......................     1,300       88,673
   Interline Brands, Inc.*...............................    22,673      515,811
   ScanSource, Inc*......................................     4,300      235,124
   United Auto Group, Inc.(a)............................    10,967      418,939
   WESCO International, Inc.*............................    15,975      682,612
                                                                      ----------
                                                                       2,256,671
                                                                      ----------
  HOME FURNISHINGS -- 0.2%
   Tempur Pedic International, Inc.*.....................     6,560       75,440
                                                                      ----------
  HOMEBUILDING -- 2.0%
   Champion Enterprises, Inc.*...........................    13,370      182,099
   Meritage Homes Corp.*.................................     1,300       81,796
   NVR, Inc.*............................................       100       70,200
   Standard Pacific Corp.................................     7,755      285,384
   Technical Olympic USA, Inc............................    13,600      286,824
   William Lyon Homes, Inc.*.............................       700       70,630
                                                                      ----------
                                                                         976,933
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  HOTELS, RESTAURANTS, & LEISURE -- 0.6%
   Intrawest Corp.*......................................     9,770   $  282,842
                                                                      ----------
  HOUSEHOLD DURABLES -- 0.9%
   Central Garden & Pet Co.*.............................     9,759      448,328
                                                                      ----------
  LEISURE EQUIPMENT & PRODUCTS -- 0.4%
   Nautilus, Inc.........................................    11,905      222,147
                                                                      ----------
  MEDIA -- 0.7%
   Interactive Data Corp.*...............................     6,772      153,792
   Journal Communications, Inc. -- Class A*..............    13,966      194,826
                                                                      ----------
                                                                         348,618
                                                                      ----------
  MOVIES & ENTERTAINMENT -- 0.4%
   Carmike Cinemas, Inc..................................     4,075      103,342
   Lodgenet Entertainment Corp.*.........................     6,600       92,004
                                                                      ----------
                                                                         195,346
                                                                      ----------
  RESTAURANTS -- 1.9%
   AFC Enterprises, Inc..................................     3,700       55,944
   P.F. Chang's China Bistro, Inc.*......................       800       39,704
   RARE Hospitality International, Inc.*.................     6,915      210,147
   Ruby Tuesday, Inc.(a).................................    26,502      686,138
                                                                      ----------
                                                                         991,933
                                                                      ----------
  SPECIALTY RETAIL -- 1.9%
   Aaron Rents, Inc......................................     6,300      132,804
   Build-A-Bear-Workshop, Inc.*..........................     6,885      204,071
   Burlington Coat Factory Warehouse Corp................     2,500      100,525
   Dress Barn, Inc.*.....................................       200        7,722
   Movie Gallery, Inc.*..................................       300        1,683
   Pacific Sunwear of California, Inc.*..................     7,185      179,050
   Too, Inc.*............................................    11,768      331,975
                                                                      ----------
                                                                         957,830
                                                                      ----------
  SPECIALTY STORES -- 0.5%
   Hibbett Sporting Goods, Inc.*.........................     3,300       93,984
   The Pantry, Inc.*.....................................     1,200       56,388
   Tractor Supply Co.*...................................     1,600       84,704
                                                                      ----------
                                                                         235,076
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ....................................    9,554,930
                                                                      ----------
 CONSUMER STAPLES -- 1.7%
  PACKAGED FOODS/MEATS -- 0.8%
   Green Mountain Coffee, Inc.*..........................     1,200       48,720
   Ralcorp Holdings, Inc.................................     8,722      348,094
   Reddy Ice Holdings, Inc...............................       650       14,177
                                                                      ----------
                                                                         410,991
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND(1)
---------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  PERSONAL PRODUCTS -- 0.9%
   Herbalife, Ltd.*......................................     8,675   $  282,111
   Playtex Products, Inc.*...............................    12,150      166,091
                                                                      ----------
                                                                         448,202
                                                                      ----------
  TOTAL CONSUMER STAPLES ..........................................      859,193
                                                                      ----------
 ENERGY -- 6.6%
  OIL & GAS DRILLING -- 2.0%
   Atwood Oceanics, Inc.*................................       600       46,818
   Hercules Offshore, Inc.*..............................     4,955      140,772
   Pioneer Drilling Co.*.................................     2,600       46,618
   Pride International, Inc.*(a).........................     7,135      219,401
   Todco Class A*........................................     3,640      138,538
   Union Drilling, Inc.*.................................     6,840       99,385
   Unit Corp.*...........................................     5,350      294,411
                                                                      ----------
                                                                         985,943
                                                                      ----------
  OIL & GAS EQUIPMENT/SERVICES -- 1.5%
   Lone Star Technologies, Inc.*.........................     1,900       98,154
   Tidewater, Inc........................................       400       17,784
   Universal Compression Holdings, Inc.*.................     5,400      222,048
   Veritas DGC, Inc.*....................................     3,400      120,666
   W-H Energy Services, Inc.*............................     8,300      274,564
                                                                      ----------
                                                                         733,216
                                                                      ----------
  OIL & GAS EXPLORATION/PRODUCTION -- 2.6%
   Cabot Oil & Gas Corp..................................     1,800       81,180
   Cimarex Energy Co.*...................................     5,200      223,652
   Comstock Resources, Inc.*.............................     6,215      189,620
   Energy Partners Ltd.*.................................     1,600       34,864
   KCS Energy, Inc.*.....................................     3,100       75,082
   Range Resources Corp..................................    18,504      487,395
   St. Mary Land & Exploration Co........................     2,600       95,706
   Swift Energy Co.*.....................................     1,600       72,112
   Toreador Resources Corp.*.............................     2,500       52,675
                                                                      ----------
                                                                       1,312,286
                                                                      ----------
  OIL & GAS REFINING & MARKETING -- 0.4%
   Frontier Oil Corp.*...................................     1,100       41,283
   World Fuel Services Corp..............................     5,200      175,344
                                                                      ----------
                                                                         216,627
                                                                      ----------
  OIL & GAS STORAGE & TRANSPORTATION -- 0.1%
   Stealthgas, Inc.*.....................................     4,770       60,102
                                                                      ----------
  TOTAL ENERGY ....................................................    3,308,174
                                                                      ----------

                                                                         Value
                                                              Shares    (Note 2)
                                                              ------   ---------
 FINANCIALS -- 12.4%
  ASSET MANAGEMENT -- 0.8%
   Affiliated Managers Group, Inc.*.......................     4,775   $ 383,194
                                                                       ---------
  COMMERCIAL BANKS -- 0.1%
   CVB Financial Corp.*...................................     1,300      26,403
                                                                       ---------
  CONSUMER FINANCE -- 0.5%
   Compucredit Corp.*.....................................     2,000      76,960
   World Acceptance Corp.*................................     5,500     156,750
                                                                       ---------
                                                                         233,710
                                                                       ---------
  DIVERSIFIED FINANCIAL SERVICES -- 0.2%
   Stifel Financial Corp.*................................     2,900     109,011
                                                                       ---------
  INSURANCE -- MULTI-LINE -- 0.2%
   Amerus Group Co........................................     1,348      76,391
                                                                       ---------
  INSURANCE -- PROPERTY/CASUALTY -- 1.7%
   First Acceptance Corp.*................................     4,500      46,305
   First American Corp. (a)...............................     8,098     366,839
   Midland Co.............................................     5,733     206,617
   Navigators Group, Inc.*................................     2,815     122,762
   Philadelphia Consolidated Holding Corp.*...............       600      58,014
   Zenith National Insurance Corp.........................     1,700      78,404
                                                                       ---------
                                                                         878,941
                                                                       ---------
  LIFE & HEALTH INSURANCE -- 0.3%
   American Equity Investment Life Holdings Co.*..........    10,500     137,025
                                                                       ---------
  REAL ESTATE INVESTMENT TRUSTS -- 1.5%
   Alexandria Real Estate Equities, Inc...................     3,175     255,588
   Highland Hospitality Corp.*............................    23,947     264,614
   Omega Healthcare Investors, Inc........................    17,250     217,178
                                                                       ---------
                                                                         737,380
                                                                       ---------
  REAL ESTATE MANAGEMENT &
    DEVELOPMENT -- 1.2%
   Consolidated Tomoka Land Co............................     1,100      77,990
   Jones Lang Lasalle, Inc.*..............................     5,585     281,205
   Trammell Crow Co.*.....................................    10,140     260,091
                                                                       ---------
                                                                         619,286
                                                                       ---------
  REGIONAL BANKS -- 4.9%
   AmericanWest Bancorp*..................................     3,600      85,068
   Capital Corp of The West...............................     4,652     150,957
   Centennial Bank Holdings, Inc.*........................     2,100      25,977
   Central Coast Bancorp*.................................     7,100     175,654
   Cullen/Frost Bankers, Inc..............................     7,587     407,270


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND(1)
---------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 REGIONAL BANKS -- (CONTINUED)
   Enterprise Financial Services Corp....................     7,500   $  170,100
   First Community Bancorp...............................     2,000      108,740
   First Midwest Bancorp, Inc............................     1,300       45,578
   Glacier Bancorp, Inc..................................     4,029      121,071
   Heritage Commerce Corp.*..............................     8,100      174,150
   Main Street Banks, Inc*...............................     7,490      203,953
   Pacific Capital Bancorp...............................     2,200       78,276
   S. Y. Bancorp, Inc....................................     2,900       72,558
   Sterling Financial Corp.*.............................     1,900       47,462
   SVB Financial Group*..................................     3,500      163,940
   The Bancorp Bank*.....................................     7,647      129,999
   The South Financial Group, Inc.(a)....................     6,500      179,010
   Union Bankshares Corp.................................     3,900      168,090
                                                                      ----------
                                                                       2,507,853
                                                                      ----------
  THRIFTS & MORTGAGE FINANCING -- 1.0%
   Capital Crossing Bank*................................     4,300      143,620
   Corus Bankshares, Inc.................................     3,100      174,437
   Newalliance Bancshares, Inc...........................    12,655      184,004
                                                                      ----------
                                                                         502,061
                                                                      ----------
  TOTAL FINANCIALS ................................................    6,211,255
                                                                      ----------
 HEALTHCARE -- 8.7%
  BIOTECHNOLOGY -- 1.2%
   Albany Molecular Research, Inc.*......................     3,600       43,740
   Neurocrine Biosciences, Inc.*.........................     6,310      395,826
   Senomyx, Inc.*........................................     6,255       75,811
   Serologicals Corp.*...................................     4,175       82,415
                                                                      ----------
                                                                         597,792
                                                                      ----------
  HEALTH CARE EQUIPMENT -- 0.9%
   American Medical Systems Holdings, Inc.*..............     6,900      123,027
   Aspect Medical Systems, Inc.*.........................     1,600       54,960
   Bio-Rad Laboratories, Inc. --
    Class A*.............................................       800       52,352
   Foxhollow Technologies, Inc.*.........................     1,200       35,748
   SonoSite, Inc.*.......................................     1,800       63,018
   SurModics, Inc.*......................................     2,000       73,980
   Thermogenesis Corp.*..................................     8,800       42,504
                                                                      ----------
                                                                         445,589
                                                                      ----------
  HEALTHCARE -- FACILITY -- 1.3%
   Kindred Healthcare, Inc.*.............................     1,400       36,064
   LCA Vision, Inc.......................................     1,200       57,012
   Medcath Corp.*........................................     2,800       51,940
   Symbion, Inc.*........................................     5,165      118,795
   U.S. Physical Therapy, Inc.*..........................     2,400       44,328

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  HEALTHCARE -- FACILITY -- (CONTINUED)
   United Surgical Partners International, Inc.*.........     7,250   $  233,088
   VCA Antech, Inc.*.....................................     3,960      111,672
                                                                      ----------
                                                                         652,899
                                                                      ----------
  HEALTHCARE -- SERVICES -- 3.4%
   Amedisys, Inc.*.......................................     6,355      268,435
   American Healthways, Inc.*............................     1,900       85,975
   Apria Healthcare Group, Inc.*(a)......................    19,539      471,085
   BioScrip, Inc.*.......................................     7,300       55,042
   Cerner Corp.*.........................................     1,100      100,001
   Computer Programs And Systems, Inc....................     1,200       49,716
   HealthExtras, Inc.*...................................     6,700      168,170
   Horizon Health Corp.*.................................     3,200       72,416
   Matria Healthcare, Inc.*..............................     2,100       81,396
   Merge Technologies, Inc.*.............................     3,100       77,624
   Per-Se Technologies, Inc.*............................     4,545      106,171
   Pharmaceutical Product Development, Inc...............     1,300       80,535
   Ventiv Health, Inc.*..................................     4,800      113,376
                                                                      ----------
                                                                       1,729,942
                                                                      ----------
  HEALTHCARE -- SUPPLIES -- 1.0%
   Gen-Probe Inc.*.......................................     6,750      329,333
   Hologic, Inc.*........................................     1,600       60,672
   Immucor, Inc.*........................................     1,900       44,384
   Merit Medical Systems*................................     2,900       35,206
   West Pharmaceutical Services, Inc.*...................     1,100       27,533
                                                                      ----------
                                                                         497,128
                                                                      ----------
  MANAGED HEALTH CARE -- 0.4%
   Amerigroup Corp.*.....................................     3,200       62,272
   Centene Corp*.........................................     3,000       78,870
   Sierra Health Services, Inc.*.........................       700       55,972
                                                                      ----------
                                                                         197,114
                                                                      ----------
  PHARMACEUTICALS -- 0.5%
   CNS, Inc..............................................     1,500       32,865
   Connetics Corp.*......................................     1,200       17,340
   First Horizon Pharmaceutical Corp.*...................     7,045      121,526
   Noven Pharmaceuticals, Inc.*..........................       800       12,104
   Pain Therapeutics, Inc.*..............................    10,720       72,467
                                                                      ----------
                                                                         256,302
                                                                      ----------
  TOTAL HEALTHCARE ................................................    4,376,766
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND(1)
---------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 INDUSTRIALS -- 20.9%
  AEROSPACE & DEFENSE -- 2.7%
   Armor Holdings, Inc.*.................................     7,085   $  302,175
   Aviall, Inc.*.........................................     9,900      285,120
   DRS Technologies, Inc.................................     7,913      406,886
   Hexcel Corp.*.........................................    14,300      258,115
   K&F Industries Holdings, Inc.*........................     7,700      118,272
                                                                      ----------
                                                                       1,370,568
                                                                      ----------
  AIR FREIGHT & LOGISTICS -- 0.1%
   Hub Group, Inc. -- Class A*...........................     1,600       56,560
                                                                      ----------
  BUILDING PRODUCTS -- 0.9%
   American Woodmark Corp................................     4,700      116,513
   Florida Rock Industries, Inc..........................     1,000       49,060
   NCI Building Systems, Inc.*...........................     5,545      235,552
   Universal Forest Products, Inc........................     1,100       60,775
                                                                      ----------
                                                                         461,900
                                                                      ----------
  COMMERCIAL SERVICES & SUPPLIES -- 4.1%
   Alliance Data Systems Corp.*..........................     7,100      252,760
   Casella Waste Systems, Inc.*..........................    16,366      209,321
   Corinthian Colleges, Inc.*............................    17,549      206,727
   Euronet Worldwide, Inc.*..............................     2,900       80,620
   G & K Services, Inc...................................    10,185      399,761
   Global Payments, Inc..................................     4,200      195,762
   iPayment, Inc.*.......................................     2,965      123,107
   Laureate Education, Inc.*.............................     6,860      360,219
   Navigant Consulting, Inc.*............................     5,705      125,396
   PICO Holdings, Inc.*..................................     2,300       74,198
   Talx Corp.............................................     1,200       54,852
                                                                      ----------
                                                                       2,082,723
                                                                      ----------
  CONSTRUCTION & ENGINEERING -- 2.8%
   Comfort Systems USA, Inc.*............................    28,900      265,880
   Granite Construction, Inc.............................     8,190      294,103
   Perini Corp.*.........................................    12,770      308,396
   Urs Corp.*............................................    10,982      413,033
   Williams Scotsman Intl, Inc.*.........................     7,295      126,276
                                                                      ----------
                                                                       1,407,688
                                                                      ----------
  CONSTRUCTION & FARM MACHINERY &
    HEAVY TRUCKS -- 2.2%
   FreightCar America, Inc.*.............................     5,535      266,123
   JLG Industries, Inc...................................     1,300       59,358
   Oshkosh Truck Corp....................................     5,105      227,632
   Terex Corp.*(a).......................................     9,407      558,776
                                                                      ----------
                                                                       1,111,889
                                                                      ----------

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  DIVERSIFIED COMMERCIAL & PROFESSIONAL
    SERVICES -- 0.5%
   IHS, Inc.*...........................................     3,200   $    65,664
   School Specialty, Inc.*..............................     4,900       178,556
                                                                     -----------
                                                                         244,220
                                                                     -----------
  ELECTRICAL COMPONENTS & EQUIPMENT -- 2.8%
   Applied Films Corp.*.................................     7,620       158,267
   Coherent, Inc.*......................................     1,500        44,520
   Electro Scientific Industries, Inc.*.................    21,873       528,233
   Energy Conversion Devices, Inc.*.....................     6,125       249,594
   FLIR Systems, Inc.*..................................    11,265       251,547
   GSI Group, Inc.*.....................................     6,715        72,925
   Woodward Governor Co.................................       900        77,409
                                                                     -----------
                                                                       1,382,495
                                                                     -----------
  EMPLOYMENT SERVICES -- 0.9%
   Administaff, Inc.....................................     1,800        75,690
   Kenexa Corp.*........................................     6,370       134,407
   Korn/Ferry International, Inc.*......................     9,500       177,555
   On Assignment, Inc.*.................................     6,200        67,642
                                                                     -----------
                                                                         455,294
                                                                     -----------
  MACHINERY -- 2.2%
   Briggs & Stratton Corp.(a)...........................     6,185       239,916
   CLARCOR, Inc.........................................     5,025       149,293
   ESCO Technologies, Inc.*.............................     1,800        80,082
   IDEX Corp............................................     4,110       168,962
   Kaydon Corp..........................................    14,353       461,305
   Mascotech, Inc. Escrow*..............................     2,321             0
                                                                     -----------
                                                                       1,099,558
                                                                     -----------
  MARINE -- 0.7%
   Kirby Corp.*(a)......................................     6,290       328,149
                                                                     -----------
  RAILROADS -- 0.5%
   Railamerica, Inc.....................................    21,547       236,802
                                                                     -----------
  SERVICES -- OFFICE/SUPPLIES -- 0.3%
   Knoll, Inc...........................................     9,655       165,197
                                                                     -----------
  TRUCKING -- 0.2%
   Heartland Express, Inc...............................     3,800        77,102
                                                                     -----------
  TOTAL INDUSTRIALS ..............................................    10,480,145
                                                                     -----------
 INFORMATION TECHNOLOGY -- 16.5%
  APPLICATION SOFTWARE -- 2.1%
   Ansys, Inc*..........................................     1,200        51,228
   Blackbaud, Inc.......................................     3,200        54,656
   Epicor Software Corp.*...............................    11,240       158,821


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND(1)
---------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================


                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
 APPLICATION SOFTWARE -- (CONTINUED)
   KFX, Inc.*............................................     7,700   $  131,747
   Lionbridge Technologies, Inc.*........................    20,600      144,612
   Manhattan Associates, Inc.*...........................    10,455      214,118
   Unica Corp.*..........................................     6,950       83,748
   Witness Systems, Inc.*................................    12,070      237,417
                                                                      ----------
                                                                       1,076,347
                                                                      ----------
  COMMUNICATIONS EQUIPMENT -- 2.0%
   Arris Group, Inc.*....................................     5,500       52,085
   Bookham, Inc.*........................................    22,045      126,097
   Comtech Group, Inc.*..................................     5,850       36,329
   CT Communications, Inc.*..............................     3,800       46,132
   EFJ, Inc.*............................................     5,100       51,765
   Netgear, Inc.*........................................     2,300       44,275
   Radware, Ltd.*........................................     8,335      151,364
   Superior Essex, Inc.*.................................     7,060      142,330
   Symmetricom, Inc.*....................................    21,120      178,886
   Time Warner Telecom, Inc. --
    Class A*.............................................     6,100       60,085
   Viasat, Inc.*.........................................     4,625      123,626
                                                                      ----------
                                                                       1,012,974
                                                                      ----------
  COMPUTER HARDWARE -- 0.5%
   Avid Technology, Inc.*(a).............................     4,300      235,468
                                                                      ----------
  COMPUTER STORAGE & PERIPHERALS -- 1.7%
   Electronics for Imaging, Inc.*........................     9,090      241,885
   Komag, Inc.*..........................................     8,515      295,130
   Rackable Systems, Inc.*...............................     3,930      111,926
   Synaptics, Inc.*......................................     7,990      197,513
                                                                      ----------
                                                                         846,454
                                                                      ----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.6%
   Aeroflex, Inc.*.......................................     5,100       54,825
   Itron, Inc.*..........................................       400       16,016
   Lecroy Corp.*.........................................     2,900       44,341
   MTS Systems Corp......................................     1,900       65,816
   Nam Tai Electronics, Inc.*............................     8,645      194,513
   Regal Beloit Corp.....................................    12,409      439,278
                                                                      ----------
                                                                         814,789
                                                                      ----------
  INTERNET SOFTWARE & SERVICES -- 2.4%
   Aquantive, Inc.*......................................     3,000       75,720
   Equinix, Inc.*........................................     6,025      245,579
   Interwoven, Inc.*.....................................    28,477      241,200
   Skillsoft PLC Sponsored ADR*..........................    75,525      415,388
   SupportSoft, Inc.*....................................    17,600       74,272
   Travelzoo, Inc.*......................................     7,200      158,400
                                                                      ----------
                                                                       1,210,559
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  IT SERVICES -- 1.2%
   CACI International, Inc.*.............................     1,300   $   74,594
   Covansys Corp.*.......................................     4,200       57,162
   Digitas, Inc.*........................................    23,005      288,023
   Forrester Research, Inc.*.............................     4,700       88,125
   MPS Group, Inc.*......................................     8,060      110,180
                                                                      ----------
                                                                         618,084
                                                                      ----------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 3.2%
   Credence Systems Corp.*...............................     6,900       48,024
   DSP Group, Inc.*......................................     4,700      117,782
   Emcore Corp.*.........................................    10,655       79,060
   Exar Corp.*...........................................     4,800       60,096
   FEI Co.*..............................................    12,950      248,252
   Genesis Microchip, Inc.*..............................     3,500       63,315
   Integrated Device Technology, Inc.*...................    20,300      267,554
   Monolithic Power Systems, Inc.*.......................     4,405       66,031
   Netlogic Microsystems, Inc.*..........................     6,485      176,651
   Photronics, Inc.*.....................................     4,400       66,264
   Sigma Designs, Inc.*..................................    10,630      163,489
   Sirf Technology Holdings, Inc.*.......................     6,180      184,164
                                                                      ----------
                                                                       1,540,682
                                                                      ----------
  SOFTWARE -- 1.8%
   Micros Systems, Inc.*.................................     2,100      101,472
   Radiant Systems, Inc.*................................     4,600       55,936
   THQ, Inc.*............................................     3,400       81,090
   Transaction Systems Architects, Inc...................    10,753      309,579
   Wind River Systems, Inc.*.............................    24,435      360,905
                                                                      ----------
                                                                         908,982
                                                                      ----------
  TOTAL INFORMATION TECHNOLOGY ....................................    8,264,339
                                                                      ----------
 MATERIALS -- 4.8%
  CHEMICALS -- 1.7%
   Airgas, Inc...........................................    24,285      798,976
   Terra Industries, Inc.*...............................    12,500       70,000
                                                                      ----------
                                                                         868,976
                                                                      ----------
  CONSTRUCTION MATERIALS -- 0.8%
   Headwaters, Inc.*.....................................     7,600      269,344
   Texas Industries, Inc.................................     2,500      124,600
                                                                      ----------
                                                                         393,944
                                                                      ----------
  METAL & GLASS CONTAINERS -- 0.5%
   Greif Brothers Corp. -- Class A.......................     3,531      234,035
                                                                      ----------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP CORE FUND(1)
---------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                        Value
                                                            Shares     (Note 2)
                                                            ------   -----------
  METALS & MINING -- 1.4%
   A. M. Castle & Co.*..................................     3,000   $    65,520
   Aleris International, Inc.*..........................     3,000        96,720
   Cleveland-Cliffs, Inc................................       700        61,999
   Commercial Metals Co.................................     1,400        52,556
   Compass Minerals International, Inc..................     8,720       213,989
   Massey Energy Co.....................................     5,700       215,859
                                                                     -----------
                                                                         706,643
                                                                     -----------
  PAPER PRODUCTS -- 0.3%
   Glatfelter, (P.H.) Co................................    10,600       150,414
                                                                     -----------
  STEEL -- 0.1%
   Carpenter Technology Corp............................       800        56,376
                                                                     -----------
  TOTAL MATERIALS ................................................     2,410,388
                                                                     -----------
 TELECOMMUNICATION SERVICES -- 0.2%
  ALTERNATIVE CARRIERS -- 0.1%
   Premiere Global Services, Inc.**.....................     5,500        44,715
                                                                     -----------
  INTEGRATED TELECOM SERVICES -- 0.1%
   Cbeyond Communications, Inc.*........................     4,325        44,548
                                                                     -----------
 TOTAL TELECOMMUNICATION SERVICES ................................        89,263
                                                                     -----------
 UTILITIES -- 2.6%
  ELECTRIC UTILITIES -- 0.7%
   El Paso Electric Co.*................................    16,236       341,605
                                                                     -----------
  GAS UTILITIES -- 1.9%
   AGL Resources, Inc.*.................................     7,777       270,717
   Energen Corp.........................................     1,900        69,008
   EnergySouth, Inc.....................................     1,500        40,170
   Southern Union Co.*..................................    21,368       504,937
   UGI Corp.............................................     2,900        59,740
                                                                     -----------
                                                                         944,572
                                                                     -----------
  TOTAL UTILITIES ................................................     1,286,177
                                                                     -----------
  TOTAL COMMON STOCK
   (Cost $39,485,833) ............................................    46,840,630
                                                                     -----------

                                                      Principal
                                                       Amount/       Value
                                                       Shares      (Note 2)
                                                     ----------   -----------
SHORT-TERM INVESTMENTS -- 6.5%
   BlackRock Liquidity Funds TempCash Portfolio --
    Institutional Series............................  1,498,556   $ 1,498,556
   BlackRock Liquidity Funds TempFund Portfolio --
    Institutional Series............................  1,498,556     1,498,556
   PNC Bank Money Market............................    258,295       258,295
                                                                  -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $3,255,407) ..........................................     3,255,407
                                                                  -----------
  TOTAL INVESTMENTS -- 100.0%
   (Cost $42,741,240) .........................................   $50,096,037(2)
                                                                  ===========
SHORT-TERM INVESTMENTS
  HELD AS COLLATERAL FOR
  LOANED SECURITIES
 FLOATING RATE CERTIFICATES OF DEPOSIT
   Banco Santander, 4.34%,
    01/13/06........................................ $  377,674       377,674
                                                                  -----------
 FLOATING RATE COMMERCIAL PAPER
   Morgan Stanley, 4.33%, 01/02/06..................    111,150       111,150
   S E Banken, 4.34%, 01/17/06......................    197,586       197,586
                                                                  -----------
  TOTAL  FLOATING RATE COMMERCIAL PAPER .......................       308,736
                                                                  -----------
 INSTITUTIONAL MONEY MARKET TRUST
   BlackRock Institutional Money
    Market Trust....................................  1,872,421     1,872,421
                                                                  -----------
 TIME DEPOSIT
   Societe Generale, 3.75%,
    01/03/06........................................     26,058        26,058
                                                                  -----------
  TOTAL SHORT-TERM INVESTMENTS HELD
   AS COLLATERAL FOR LOANED
   SECURITIES (COST $2,584,889) ...............................   $ 2,584,889(3)
                                                                  ===========
---------------
*     Non-incoming producing security.
(a)   Security partially or fully on loan. (see Note 5)
(1)   Formerly, the Wilmington Small Cap Core Portfolio.
(2) At December 31, 2005, the market value of securities on loan for the Small-Cap Core Fund was $2,488,497.
(3) The investments held as collateral on loaned securities represents 5.4% of the net assets of the Small-Cap Core Fund.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
COMMON STOCK -- 99.8%
 CONSUMER DISCRETIONARY -- 10.0%
  APPAREL & ACCESSORIES -- 0.4%
   Charles & Colvard Ltd.*.................................      205     $ 4,141
                                                                         -------
  BROADCASTING & CABLE -- 1.2%
   Crown Media Holdings, Inc.*.............................    1,270      11,645
   Mediacom Communications Corp.*..........................      485       2,663
                                                                         -------
                                                                          14,308
                                                                         -------
  CASINO & GAMING -- 2.1%
   Mikohn Gaming Corp.*....................................      870       8,587
   Riviera Holdings Corp.*.................................      295       4,835
   Shuffle Master Inc.*....................................      440      11,061
                                                                         -------
                                                                          24,483
                                                                         -------
  CATALOG RETAIL -- 1.2%
   Coldwater Creek, Inc.*..................................      425      12,974
                                                                         -------
  COMPUTER & ELECTRONICS RETAIL -- 0.4%
   Gamestop Corp. -- Class A*..............................      130       4,137
                                                                         -------
  DISTRIBUTORS -- 0.3%
   Building Materials Holding Corp.........................       50       3,411
                                                                         -------
  HOMEBUILDING -- 0.4%
   William Lyon Homes, Inc.*...............................       45       4,541
                                                                         -------
  HOTELS, RESTAURANTS, & LEISURE -- 0.5%
   McCormick & Schmick's Seafood
    Restaurants, Inc.* ....................................      225       5,087
                                                                         -------
  INTERNET & CATALOG RETAIL -- 0.5%
   Netflix, Inc.*..........................................      195       5,277
                                                                         -------
  MEDIA -- 0.5%
   Martha Stewart Living Omnimedia,
    Inc.*..................................................      340       5,926
                                                                         -------
  MULTILINE RETAIL -- 0.5%
   Matthews International Corp. --
    Class A................................................      150       5,462
                                                                         -------
  RETAIL APPAREL -- 1.0%
   Dress Barn, Inc.*.......................................      165       6,371
   Skechers USA, Inc. -- Class A*..........................      310       4,749
                                                                         -------
                                                                          11,120
                                                                         -------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  SPECIALTY RETAIL -- 1.0%
   The Pantry, Inc.*.......................................      150    $  7,049
   Tractor Supply Co.*.....................................       80       4,235
                                                                        --------
                                                                          11,284
                                                                        --------
  TOTAL CONSUMER DISCRETIONARY ......................................    112,151
                                                                        --------
 CONSUMER STAPLES -- 0.4%
  HOUSEHOLD PRODUCTS -- 0.2%
   Jarden Corp.**..........................................       80       2,412
                                                                        --------
  PACKAGED FOODS/MEATS -- 0.2%
   Nutri System, Inc.*.....................................       50       1,801
                                                                        --------
  TOTAL CONSUMER STAPLES ............................................      4,213
                                                                        --------
 ENERGY -- 15.8%
  OIL & GAS DRILLING -- 1.2%
   Pioneer Drilling Co.*...................................      660      11,834
   Todco*..................................................       50       1,903
                                                                        --------
                                                                          13,737
                                                                        --------
  OIL & GAS EQUIPMENT/SERVICES -- 3.5%
   Dril-Quip, Inc.*........................................      185       8,732
   Global Industries Ltd.*.................................      210       2,384
   Lone Star Technologies, Inc.*...........................      125       6,458
   Oil States International, Inc.*.........................      130       4,118
   TETRA Technologies, Inc.*...............................      170       5,188
   W-H Energy Services, Inc.*..............................      385      12,736
                                                                        --------
                                                                          39,616
                                                                        --------
  OIL & GAS EXPLORATION/PRODUCTION -- 7.9%
   Atlas America, Inc.*....................................       30       1,807
   Cabot Oil & Gas Corp....................................       50       2,255
   Cheniere Energy, Inc.*..................................      285      10,608
   Clayton Williams Energy Inc.*...........................       65       2,713
   Edge Petroleum Corp.*...................................      230       5,729
   Fx Energy, Inc.*........................................    1,460      11,651
   Gasco Energy, Inc.*.....................................    1,865      12,178
   Petrohawk Energy Corp.*.................................      280       3,702
   Remington Oil & Gas Corp.*..............................      340      12,410
   Toreador Resources Corp.*...............................      575      12,115
   W&T Offshore, Inc.*.....................................      230       6,762
   Warren Resources, Inc.*.................................      300       4,746
                                                                        --------
                                                                          86,676
                                                                        --------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  OIL & GAS REFINING & MARKETING -- 1.9%
   Frontier Oil Corp.*.....................................     100     $  3,753
   Giant Industries, Inc.*.................................      95        4,936
   World Fuel Services Corp................................     380       12,813
                                                                        --------
                                                                          21,502
                                                                        --------
  OIL, GAS & CONSUMABLE FUELS -- 1.3%
   Foundation Coal Holdings, Inc.*.........................      65        2,470
   James River Coal Co.*...................................     320       12,224
                                                                        --------
                                                                          14,694
                                                                        --------
  TOTAL ENERGY ......................................................    176,225
                                                                        --------
 FINANCIALS -- 6.1%
  CONSUMER FINANCE -- 1.0%
   Asta Funding, Inc.*.....................................     180        4,921
   CompuCredit Corp.*......................................     150        5,772
                                                                        --------
                                                                          10,693
                                                                        --------
  DIVERSIFIED FINANCIAL SERVICES -- 0.7%
   Archipelago Holdings, Inc.*.............................      80        3,982
   Asset Acceptance Capital Corp.*.........................     195        4,380
                                                                        --------
                                                                           8,362
                                                                        --------
  INSURANCE -- MULTI-LINE -- 1.0%
   Universal American Financial Corp.*.....................     765       11,536
                                                                        --------
  INSURANCE -- PROPERTY/CASUALTY -- 0.4%
   Covanta Holding Corp*...................................     275        4,142
                                                                        --------
  REAL ESTATE INVESTMENT TRUSTS -- 0.9%
   Inland Real Estate Corp.*...............................     715       10,575
                                                                        --------
  REAL ESTATE MANAGEMENT &
   DEVELOPMENT -- 1.9%
   HouseValues, Inc.*......................................     375        4,886
   Jones Lang Lasalle, Inc.*...............................     240       12,083
   ZipRealty, Inc.*........................................     375        3,158
                                                                        --------
                                                                          20,127
                                                                        --------
  REGIONAL BANKS -- 0.2%
   SVB Financial Group*....................................      55        2,576
                                                                        --------
  TOTAL FINANCIALS ..................................................     68,011
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 HEALTHCARE -- 19.5%
  BIOTECHNOLOGY -- 5.7%
   Geron Corp.*............................................      595     $ 5,123
   Idenix Pharmaceuticals, Inc.*...........................      630      10,779
   Keryx Biopharmaceuticalc, Inc*..........................      595       8,711
   Lifecell Corp.*.........................................      295       5,626
   Momenta Pharmaceuticals, Inc.*..........................      170       3,747
   Myogen, Inc.*...........................................      310       9,350
   Nuvelo Inc.*............................................    1,320      10,705
   Progenics Pharmaceuticals, Inc.**.......................      180       4,502
   Senomyx, Inc.*..........................................      355       4,303
                                                                         -------
                                                                          62,846
                                                                         -------
  HEALTHCARE -- EQUIPMENT -- 4.0%
   AngioDynamics, Inc.*....................................      160       4,085
   Arthrocare Corp.*.......................................      295      12,430
   Conor Medsystems, Inc.*.................................      210       4,064
   HealthExtras, Inc.*.....................................      480      12,048
   Intuitive Surgical, Inc.*...............................       30       3,518
   SurModics, Inc.*........................................      175       6,473
   Symmetry Medical, Inc.*.................................      135       2,618
                                                                         -------
                                                                          45,236
                                                                         -------
  HEALTHCARE -- SERVICES -- 5.6%
   Alliance Imaging, Inc.*.................................      980       5,831
   BioScrip, Inc.*.........................................      570       4,298
   Dendrite International, Inc.*...........................      845      12,176
   Horizon Health Corp.*...................................      310       7,015
   Lifeline Systems, Inc.*.................................      145       5,301
   Matria Healthcare, Inc.*................................      100       3,876
   Phase Forward, Inc.*....................................      340       3,315
   Specialty Laboratories, Inc.*...........................      315       4,111
   Trizetto Group, Inc.*...................................      245       4,163
   Ventiv Health, Inc.*....................................      360       8,503
   Vital Images, Inc.*.....................................      140       3,661
                                                                         -------
                                                                          62,250
                                                                         -------
  HEALTHCARE -- SUPPLIES -- 1.5%
   Parlux Fragrances, Inc.*................................      375      11,449
   TriPath Imaging, Inc.*..................................      970       5,859
                                                                         -------
                                                                          17,308
                                                                         -------
  MANAGED HEALTH CARE -- 1.4%
   Centene Corp.*..........................................      130       3,418
   Wellcare Health Plans Inc.*.............................      310      12,663
                                                                         -------
                                                                          16,081
                                                                         -------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  PHARMACEUTICALS -- 1.3%
   Durect Corp*............................................    1,260    $  6,388
   Nastech Pharmaceutical Company,
    Inc.*..................................................      270       3,974
   New River Pharmaceuticals, Inc.*........................       80       4,150
                                                                        --------
                                                                          14,512
                                                                        --------
  TOTAL HEALTHCARE ..................................................    218,233
                                                                        --------
 INDUSTRIALS -- 14.6%
  AEROSPACE & DEFENSE -- 2.5%
   Aviall, Inc.*...........................................       90       2,592
   Engineered Support Systems, Inc.........................      310      12,907
   Essex Corp.**...........................................      235       4,007
   Teledyne Technologies, Inc.*............................      305       8,876
                                                                        --------
                                                                          28,382
                                                                        --------
  AIR FREIGHT & LOGISTICS -- 1.3%
   Forward Air Corp.*......................................       65       2,382
   Hub Group, Inc. -- Class A*.............................      330      11,666
                                                                        --------
                                                                          14,048
                                                                        --------
  BUILDING PRODUCTS -- 1.7%
   ElkCorp.................................................      285       9,593
   NCI Building Systems, Inc.*.............................      210       8,921
                                                                        --------
                                                                          18,514
                                                                        --------
  CONSTRUCTION & FARM MACHINERY &
    HEAVY TRUCKS -- 0.2%
   JLG Industries, Inc.....................................       60       2,740
                                                                        --------
  ELECTRICAL EQUIPMENT -- 1.8%
   Argon St., Inc.*........................................      320       9,914
   Faro Technologies, Inc.*................................      310       6,200
   Itron, Inc.*............................................      110       4,404
                                                                        --------
                                                                          20,518
                                                                        --------
  MACHINERY -- 3.1%
   3-D Systems Corp.*......................................      485       8,730
   American Science & Engineering, Inc.*...................       55       3,430
   Astec Industries, Inc.*.................................       75       2,450
   Carbo Ceramics, Inc.....................................       85       4,804
   ESCO Technologies, Inc.*................................      260      11,567
   Turbochef Technologies, Inc.*...........................      280       4,021
                                                                        --------
                                                                          35,002
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  SERVICES -- ENVIRONMENTAL -- 0.7%
   Clean Harbors, Inc.*....................................      260    $  7,491
                                                                        --------
  TRADING CO. & DISTRIBUTORS -- 2.1%
   Beacon Roofing Supply, Inc.*............................      410      11,779
   Huttig Building Products, Inc.*.........................      970       8,148
   WESCO International, Inc.*..............................       90       3,846
                                                                        --------
                                                                          23,773
                                                                        --------
  TRUCKING -- 1.2%
   Heartland Express, Inc..................................      490       9,942
   USATruck Inc.*..........................................      105       3,059
                                                                        --------
                                                                          13,001
                                                                        --------
  TOTAL INDUSTRIALS .................................................    163,469
                                                                        --------
 INFORMATION TECHNOLOGY -- 27.6%
  APPLICATION SOFTWARE -- 6.8%
   Concur Technologies, Inc.*..............................      815      10,505
   KFX, Inc.*..............................................      685      11,720
   MRO Software, Inc.*.....................................      180       2,527
   Nuance Communications, Inc.*............................    1,570      11,979
   Parametric Technology Corp.*............................    2,105      12,842
   Sonic Solutions*........................................      620       9,368
   Transaction Systems Architects, Inc.....................      210       6,046
   Witness Systems, Inc.*..................................      520      10,228
                                                                        --------
                                                                          75,215
                                                                        --------
  COMMUNICATIONS EQUIPMENT -- 3.8%
   Arris Group, Inc.*......................................    1,300      12,311
   Blue Coat Systems, Inc.*................................       45       2,057
   Comtech Telecommunications*.............................      400      12,216
   Endwave Corp.*..........................................      180       2,120
   Interdigital Communications Corp.*......................      270       4,946
   International Remote Imaging
    Systems, Inc.*.........................................      275       6,012
   Viasat, Inc.*...........................................       95       2,539
                                                                        --------
                                                                          42,201
                                                                        --------
  COMPUTER HARDWARE -- 2.8%
   Intergraph Corp.*.......................................      215      10,709
   Mercury Computer Systems, Inc.*.........................      195       4,023
   Palm, Inc.*.............................................      225       7,155
   Stratasys, Inc.*........................................      385       9,629
                                                                        --------
                                                                          31,516
                                                                        --------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  COMPUTER STORAGE & PERIPHERALS -- 1.5%
   Bell Microproducts, Inc.*...............................      755    $  5,776
   Komag, Inc.*............................................      170       5,892
   Prestek Inc*............................................      575       5,198
                                                                        --------
                                                                          16,866
                                                                        --------
  INTERNET SOFTWARE & SERVICES -- 4.6%
   Aquantive, Inc.*........................................      175       4,417
   Bankrate, Inc.*.........................................      110       3,247
   Entrust Technologies, Inc.*.............................    2,280      11,035
   Euronet Worldwide, Inc.*................................      455      12,650
   Ivillage, Inc.*.........................................      310       2,486
   Online Resources Corp.*.................................      535       5,912
   Unova, Inc.**...........................................       75       2,535
   Webex Communications, Inc.*.............................      240       5,191
   WebSideStory, Inc.*.....................................      230       4,170
                                                                        --------
                                                                          51,643
                                                                        --------
  IT SERVICES -- 1.0%
   Covansys Corp.*.........................................      835      11,364
                                                                        --------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 4.3%
   August Technology Corp.*................................      455       5,000
   Credence Systems Corp.*.................................      610       4,246
   DSP Group, Inc.*........................................      370       9,272
   Microsemi Corp.*........................................      495      13,693
   Netlogic Microsystems, Inc.*............................       75       2,043
   Sirf Technology Holdings, Inc.*.........................      195       5,811
   Trident Microsystems, Inc.*.............................      450       8,100
                                                                        --------
                                                                          48,165
                                                                        --------
  SOFTWARE -- 2.8%
   Macrovision Corp.*......................................      270       4,517
   Micromuse, Inc.*........................................      810       8,011
   Progress Software Co.*..................................      390      11,068
   Quality Systems, Inc.*..................................       50       3,838
   Wind River Systems, Inc.*...............................      290       4,283
                                                                        --------
                                                                          31,717
                                                                        --------
  TOTAL INFORMATION TECHNOLOGY ......................................    308,687
                                                                        --------

                                                                         Value
                                                             Shares    (Note 2)
                                                            --------- ----------
 MANUFACTURING -- 0.8%
  AUTO PARTS & EQUIPMENT -- 0.8%
   Visteon Corp.........................................        1,420 $    8,889
                                                                      ----------
  TOTAL MANUFACTURING ...............................................      8,889
                                                                      ----------
 MATERIALS -- 2.3%
  CONSTRUCTION MATERIALS -- 1.3%
   Headwaters, Inc.*....................................          395     13,998
                                                                      ----------
  METALS & MINING -- 0.6%
   NS Group, Inc.*......................................           70      2,927
   Titanium Metals Corp.*...............................           65      4,112
                                                                      ----------
                                                                           7,039
                                                                      ----------
  STEEL -- 0.4%
   Cleveland-Cliffs, Inc................................           50      4,429
                                                                      ----------
  TOTAL MATERIALS ...................................................     25,466
                                                                      ----------
 SERVICES -- 1.9%
  BUSINESS SERVICES -- 1.9%
   Administaff, Inc.....................................          135      5,677
   Hudson Highland Group, Inc.*.........................          150      2,604
   Labor Ready, Inc.*...................................          630     13,116
                                                                      ----------
  TOTAL SERVICES ....................................................     21,397
                                                                      ----------
 TELECOMMUNICATION SERVICES -- 0.8%
  WIRELESS TELECOMM SERVICES -- 0.8%
   Centennial Communications, Inc.*.....................          275      4,268
   Dobson Communications Corp.*.........................          565      4,238
                                                                      ----------
  TOTAL TELECOMMUNICATION SERVICES ..................................      8,506
                                                                      ----------
  TOTAL COMMON STOCK
   (Cost $1,133,668) ...................................
                                                                       1,115,247
                                                                      ----------








    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP GROWTH FUND
--------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
SHORT-TERM INVESTMENTS -- 0.2%
BlackRock Liquidity Funds TempCash Portfolio --
  Institutional Series.....................................     876       $876
BlackRock Liquidity Funds TempFund Portfolio --
  Institutional Series.....................................     876        876
                                                                          ----

                                                                         Value
                                                                       (Note 2)
                                                                      ----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $1,752) ..................................................   $    1,752
                                                                      ----------
TOTAL INVESTMENTS -- 100.0%
   (Cost $1,135,420) ..............................................   $1,116,999
                                                                      ==========



__________
*  Non-incoming producing security.



















    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP VALUE FUND
-------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
COMMON STOCK -- 99.5%
 CONSUMER DISCRETIONARY -- 9.6%
  CASINO & GAMING -- 0.3%
   Riviera Holdings Corp.*.................................     170      $ 2,786
                                                                         -------
  HOMEBUILDING -- 1.7%
   Technical Olympic USA, Inc..............................     425        8,963
   William Lyon Homes, Inc.*...............................      55        5,550
                                                                         -------
                                                                          14,513
                                                                         -------
  HOTELS, RESTAURANTS, & LEISURE -- 2.3%
   McCormick & Schmick's Seafood
    Restaurants, Inc.*.....................................     395        8,931
   Papa John's International, Inc.*........................      40        2,372
   RC2 Corp.*..............................................     125        4,440
   Sunterra Corp.*.........................................     270        3,839
                                                                         -------
                                                                          19,582
                                                                         -------
  HOUSEHOLD DURABLES -- 1.1%
   Central Garden & Pet Co.*...............................     215        9,878
                                                                         -------
  MOVIES & ENTERTAINMENT -- 1.0%
   4Kids Entertainment, Inc.*..............................     545        8,551
                                                                         -------
  RETAIL APPAREL -- 1.6%
   Dress Barn, Inc.*.......................................     140        5,405
   Skechers USA, Inc. -- Class A*..........................     575        8,809
                                                                         -------
                                                                          14,214
                                                                         -------
  SPECIALTY RETAIL -- 1.6%
   Cabela's, Inc. -- Class A*..............................     265        4,399
   Casey's General Stores, Inc.............................     370        9,176
                                                                         -------
                                                                          13,575
                                                                         -------
 TOTAL CONSUMER DISCRETIONARY .......................................     83,099
                                                                         -------
 CONSUMER STAPLES -- 1.0%
  FOOD DISTRIBUTORS -- 1.0%
   Performance Food Group Co.*.............................     165        4,681
   Spartan Stores, Inc.*...................................     355        3,699
                                                                         -------
                                                                           8,380
                                                                         -------
 TOTAL CONSUMER STAPLES .............................................      8,380
                                                                         -------
 ENERGY -- 11.2%
  OIL & GAS EQUIPMENT/SERVICES -- 2.0%
   Dril-Quip, Inc.*........................................     165        7,788
   GulfMark Offshore, Inc.*................................     185        5,480
   Oil States International, Inc.*.........................     130        4,118
                                                                         -------
                                                                          17,386
                                                                         -------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  OIL & GAS EXPLORATION/PRODUCTION -- 6.7%
   Bill Barret Corp.*......................................       85     $ 3,282
   Bois d'Arc Energy, Inc.*................................      540       8,564
   Cabot Oil & Gas Corp....................................       85       3,834
   Cimarex Energy Co.*.....................................      320      13,762
   Edge Petroleum Corp.*...................................      225       5,605
   Petrohawk Energy Corp.*.................................      395       5,222
   Remington Oil & Gas Corp.*..............................      230       8,395
   W&T Offshore, Inc.*.....................................      285       8,379
                                                                         -------
                                                                          57,043
                                                                         -------
  OIL & GAS REFINING & MARKETING -- 0.5%
   Giant Industries, Inc.*.................................       80       4,157
                                                                         -------
  OIL & GAS STORAGE & TRANSPORTATION -- 0.5%
   Maritrans, Inc.*........................................      175       4,554
                                                                         -------
  OIL, GAS & CONSUMABLE FUELS -- 1.5%
   Foundation Coal Holdings, Inc.*.........................      120       4,560
   James River Coal Co.*...................................      230       8,786
                                                                         -------
                                                                          13,346
                                                                         -------
 TOTAL ENERGY .......................................................     96,486
                                                                         -------
 FINANCIALS -- 30.5%
  ASSET MANAGEMENT -- 2.4%
   Apollo Investment Corp.*................................      560      10,040
   Gladstone Capital Corp.*................................      405       8,659
   Nasdaq Stock Market, Inc.*..............................       55       1,935
                                                                         -------
                                                                          20,634
                                                                         -------
  CAPITAL MARKETS -- 1.0%
   Technology Investment Capital
    Corp.*.................................................      585       8,834
                                                                         -------
  CONSUMER FINANCE -- 2.2%
   Advanta Corp -- Class B*................................      305       9,893
   CompuCredit Corp.*......................................      240       9,235
                                                                         -------
                                                                          19,128
                                                                         -------
  DIVERSIFIED FINANCIAL SERVICES -- 0.3%
   Archipelago Holdings, Inc.*.............................       50       2,489
                                                                         -------
  INSURANCE -- MULTI-LINE -- 3.2%
   American Equity Investment
     Life Holdings Co.*....................................      685       8,939
   Central Reserve Life Corp.*.............................    1,605       8,298
   UCI*....................................................       60       2,131
   Universal American Financial Corp.*.....................      570       8,596
                                                                         -------
                                                                          27,964
                                                                         -------




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP VALUE FUND
-------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                          Value
                                                              Shares    (Note 2)
                                                              ------    --------
  INSURANCE -- PROPERTY/CASUALTY -- 5.6%
   American Physicians Capital,
    Inc.* .................................................     200     $  9,158
   First Acceptance Corp.*.................................     375        3,859
   FPIC Insurance Group, Inc.*.............................     250        8,675
   Infinity Property & Casualty
    Corp.* ................................................     260        9,674
   Navigators Group, Inc.*.................................     115        5,015
   ProAssurance Corp.*.....................................     195        9,485
   Tower Group, Inc.*......................................     105        2,308
                                                                        --------
                                                                          48,174
                                                                        --------
  REAL ESTATE INVESTMENT TRUSTS -- 4.0%
   DiamondRock Hospitality Co.*............................     765        9,149
   Entertainment Properties Trust..........................      55        2,241
   First Potomac Realty Trust*.............................      85        2,261
   HomeBanc Corp.*.........................................     500        3,740
   Inland Real Estate Corp.*...............................     590        8,726
   National Health Investors, Inc.*........................     340        8,826
                                                                        --------
                                                                          34,943
                                                                        --------
  REAL ESTATE MANAGEMENT & DEVELOPMENT -- 2.8%
   Jones Lang Lasalle, Inc.*...............................     165        8,308
   Trammell Crow Co.*......................................     350        8,978
   ZipRealty, Inc.*........................................     770        6,483
                                                                        --------
                                                                          23,769
                                                                        --------
  REGIONAL BANKS -- 6.3%
   Banc Corp.*.............................................     335        3,822
   Central Coast Bancorp*..................................     350        8,659
   Community Bancorp*......................................     215        6,796
   Heritage Commerce Corp.*................................     380        8,170
   Signature Bank*.........................................     275        7,719
   Sterling Financial Corp.*...............................     375        9,368
   Sun Bancorp, Inc.*......................................     110        2,173
   The Bancorp Bank*.......................................     265        4,505
   Wintrust Financial Corp.*...............................      65        3,569
                                                                        --------
                                                                          54,781
                                                                        --------
  SAVINGS, CREDIT, & OTHER FINANCIAL INSTITUTIONS -- 1.1%
   Argonaut Group, Inc.....................................     280        9,176
                                                                        --------
  THRIFTS & MORTGAGE FINANCING -- 1.6%
   BFC Financial Corp. -- Class A*.........................     940        5,189
   Capital Crossing Bank*..................................     260        8,684
                                                                        --------
                                                                          13,873
                                                                        --------
 TOTAL FINANCIALS ...................................................    263,765
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 HEALTHCARE -- 4.5%
  BIOTECHNOLOGY -- 1.3%
   ArQule, Inc.*...........................................      430     $ 2,632
   Nuvelo Inc.*............................................    1,065       8,637
                                                                         -------
                                                                          11,269
                                                                         -------
  HEALTH CARE PROVIDERS & SERVICE -- 0.4%
   Magellan Health Services, Inc.*.........................      120       3,774
                                                                         -------
  HEALTHCARE -- FACILITY -- 0.5%
   Medcath Corp.*..........................................      210       3,896
                                                                         -------
  HEALTHCARE -- SERVICES -- 2.0%
   Alliance Imaging, Inc.*.................................      655       3,897
   American Dental Partners, Inc.*.........................      215       3,887
   BioScrip, Inc.*.........................................      750       5,655
   Specialty Laboratories, Inc.*...........................      265       3,458
                                                                         -------
                                                                          16,897
                                                                         -------
  HEALTHCARE -- SUPPLIES -- 0.3%
   Sybron Dental Specialties, Inc.*........................       75       2,986
                                                                         -------
 TOTAL HEALTHCARE ...................................................     38,822
                                                                         -------
 INDUSTRIALS -- 16.6%
  AEROSPACE & DEFENSE -- 5.0%
   AAR Corp................................................       95       2,275
   DRS Technologies, Inc...................................      160       8,227
   Esterline Technologies Corp.*...........................      265       9,855
   Hexcel Corp.*...........................................      540       9,747
   Orbital Sciences Corp.*.................................      450       5,778
   Teledyne Technologies, Inc.*............................      290       8,439
                                                                         -------
                                                                          44,321
                                                                         -------
  AIR FREIGHT & LOGISTICS -- 0.8%
   Forward Air Corp.*......................................      185       6,780
                                                                         -------
  BUILDING PRODUCTS -- 1.8%
   Building Materials Holding Corp.........................       30       2,046
   NCI Building Systems, Inc.*.............................      165       7,009
   Universal Forest Products, Inc..........................      120       6,630
                                                                         -------
                                                                          15,685
                                                                         -------
  COMMERCIAL SERVICES & SUPPLIES -- 0.9%
   PICO Holdings, Inc.*....................................      245       7,904
                                                                         -------
  CONSTRUCTION & ENGINEERING -- 1.5%
   Comfort Systems USA, Inc.*..............................      960       8,832
   Quanta Services, Inc.*..................................      295       3,885
                                                                         -------
                                                                          12,717
                                                                         -------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP VALUE FUND
-------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS -- 1.3%
   Gehl Co.*...............................................      170    $  4,463
   Manitowoc, Inc.*........................................      135       6,780
                                                                        --------
                                                                          11,243
                                                                        --------
  DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES -- 1.1%
   Corrections Corp. of America*...........................      210       9,444
                                                                        --------
  ELECTRICAL COMPONENTS & EQUIPMENT -- 2.2%
   Coherent, Inc.*.........................................      325       9,646
   Electro Scientific Industries, Inc.*....................      130       3,140
   LSI Industries, Inc.....................................      235       3,680
   Woodward Governor Co....................................       25       2,150
                                                                        --------
                                                                          18,616
                                                                        --------
  MACHINERY -- 1.0%
   ESCO Technologies, Inc.*................................      190       8,453
                                                                        --------
  TRADING CO. & DISTRIBUTORS -- 1.0%
   Huttig Building Products, Inc.*.........................      980       8,232
                                                                        --------
 TOTAL INDUSTRIALS ..................................................    143,395
                                                                        --------
 INFORMATION TECHNOLOGY -- 15.0%
  APPLICATION SOFTWARE -- 3.8%
   MapInfo Corp.*..........................................      325       4,098
   MRO Software, Inc.*.....................................      605       8,494
   Nuance Communications, Inc.*............................    1,330      10,147
   Quest Software, Inc.*...................................      580       8,462
   TIBCO Software, Inc.*...................................      300       2,241
                                                                        --------
                                                                          33,442
                                                                        --------
  COMMUNICATIONS EQUIPMENT -- 2.2%
   C-COR, Inc.*............................................      770       3,742
   Powerwave Technologies, Inc.*...........................      480       6,034
   SafeNet, Inc.*..........................................       85       2,739
   Superior Essex, Inc.*...................................      305       6,149
                                                                        --------
                                                                          18,664
                                                                        --------
  COMPUTER HARDWARE -- 2.3%
   Intergraph Corp.*.......................................      200       9,961
   Palm, Inc.*.............................................      300       9,540
                                                                        --------
                                                                          19,501
                                                                        --------
  COMPUTER STORAGE & PERIPHERALS -- 1.4%
   Bell Microproducts, Inc.*...............................    1,050       8,033
   Komag, Inc.*............................................      125       4,333
                                                                        --------
                                                                          12,366
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.1%
   Audiovox Corp. -- Class A*..............................      710    $  9,840
                                                                        --------
  INTERNET SOFTWARE & SERVICES -- 1.1%
   Internet Capital Group, Inc.*...........................      625       5,138
   WebSideStory, Inc.*.....................................      250       4,533
                                                                        --------
                                                                           9,671
                                                                        --------
  IT SERVICES -- 1.6%
   Covansys Corp.*.........................................      615       8,370
   MPS Group, Inc.*........................................      370       5,058
                                                                        --------
                                                                          13,428
                                                                        --------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 1.5%
   Credence Systems Corp.*.................................      560       3,898
   DSP Group, Inc.*........................................      350       8,771
                                                                        --------
                                                                          12,669
                                                                        --------
 TOTAL INFORMATION TECHNOLOGY .......................................    129,581
                                                                        --------
 MANUFACTURING -- 2.5%
  AUTO PARTS & EQUIPMENT -- 1.1%
   Tenneco Automotive, Inc.*...............................      130       2,549
   Visteon Corp............................................    1,175       7,355
                                                                        --------
                                                                           9,904
                                                                        --------
  FOOD & BEVERAGE -- 0.7%
   Great Atlantic & Pacific Tea Co., Inc...................       65       2,066
   The Boston Beer Company, Inc. --
    Class A*...............................................      145       3,625
                                                                        --------
                                                                           5,691
                                                                        --------
  INDUSTRIAL MACHINERY -- 0.4%
   EnPro Industries, Inc.*.................................      130       3,504
                                                                        --------
  PAPER PRODUCTS -- 0.3%
   Mercer International, Inc.*.............................      300       2,358
                                                                        --------
 TOTAL MANUFACTURING ................................................     21,457
                                                                        --------
 MATERIALS -- 3.4%
  CHEMICALS -- 1.1%
   Pioneer Companies, Inc.*................................      315       9,440
                                                                        --------
  CONSTRUCTION MATERIALS -- 0.9%
   Texas Industries, Inc...................................      160       7,974
                                                                        --------
  CONTAINERS & PACKAGING -- 0.6%
   Longview Fibre Co.......................................      250       5,203
                                                                        --------
  METALS & MINING -- 0.8%
   Oregon Steel Mills, Inc.*...............................       90       2,648
   Titanium Metals Corp.*..................................       30       1,898
   Wheeling-Pittsburgh Corp.*..............................      245       2,210
                                                                        --------
                                                                           6,756
                                                                        --------
 TOTAL MATERIALS ....................................................     29,373
                                                                        --------



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS / SMALL-CAP VALUE FUND
-------------------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued

================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 SERVICES -- 3.2%
  BUSINESS SERVICES -- 1.9%
   ABM Industries, Inc.*...................................     110     $  2,151
   CDI Corp.*..............................................     295        8,083
   Hudson Highland Group, Inc.*............................     160        2,778
   Investment Technology Group, Inc.*......................     105        3,721
                                                                        --------
                                                                          16,733
                                                                        --------
  TRANSPORTATION SERVICES -- 0.7%
   USATruck Inc.*..........................................     200        5,826
                                                                        --------
 TOTAL SERVICES .....................................................     22,559
                                                                        --------
 TELECOMMUNICATION SERVICES -- 1.0%
  INTEGRATED TELECOM SERVICES -- 1.0%
   Centennial Communications, Inc.*........................     350        5,432
   TALK America Holdings, Inc.*............................     365        3,150
                                                                        --------
 TOTAL TELECOMMUNICATION SERVICES ...................................      8,582
                                                                        --------
 TRANSPORTATION -- 0.5%
  TRUCKING -- 0.5%
   Frozen Food Express Industries, Inc.*...................     360        3,971
                                                                        --------
 TOTAL TRANSPORTATION ...............................................      3,971
                                                                        --------
 UTILITIES -- 1.1%
  MULTI-UTILITIES -- 1.1%
   Sierra Pacific Resources Corp.*.........................     750        9,780
                                                                        --------
 TOTAL UTILITIES ....................................................      9,780
                                                                        --------
 TOTAL COMMON STOCK
   (Cost $871,068) ..................................................    859,250
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
SHORT-TERM INVESTMENTS -- 0.5%
 BlackRock Liquidity Funds TempCash
    Portfolio -- Institutional Series......................    2,179    $  2,179
 BlackRock Liquidity Funds TempFund
    Portfolio -- Institutional Series......................    2,178       2,178
                                                                        --------
 TOTAL SHORT-TERM INVESTMENTS .......................................      4,357
                                                                        --------
TOTAL INVESTMENTS -- 100.0%
 (Cost $875,425) ..........................................             $863,607
                                                                        ========

---------------
*  Non-income producing security.















    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL STATEMENTS
===================================================================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005 (Unaudited)

                                   Large-Cap      Large-Cap      Large-Cap      Mid-Cap      Small-Cap      Small-Cap     Small-Cap
                                   Core Fund     Growth Fund    Value Fund     Core Fund     Core Fund     Growth Fund   Value Fund
                                  -----------   ------------    -----------   ----------    -----------    -----------   ----------
ASSETS:
Investment in securities, at
  value*......................    $41,090,914   $ 39,906,801    $43,908,454   $2,584,988    $50,096,037    $1,116,999     $863,607
Securities lending collateral.     12,157,633             --     15,111,949           --      2,584,889            --           --
Receivable for fund shares
  sold........................        209,414         32,018          1,487      422,000        171,662       110,000           --
Receivable for investments
  sold........................             --             --             --           --        267,162            --           --
Receivable from Advisor.......             --             --             --        4,571             --         4,682        4,749
Dividends and interest
  receivable..................         73,103         41,614         67,786        1,164         29,469           155          621
Other assets..................             --             --              7       28,684             36        28,685       28,683
                                  -----------   ------------    -----------   ----------    -----------    ----------     --------
Total assets..................     53,531,064     39,980,433     59,089,683    3,041,407     53,149,255     1,260,521      897,660
                                  -----------   ------------    -----------   ----------    -----------    ----------     --------
LIABILITIES:
Obligation to return
  securities lending
  collateral..................     12,157,633             --     15,111,949           --      2,584,889            --           --
Payable for fund shares
  redeemed....................            457         21,914             --           --      2,276,224            --           --
Payable for investments
  purchased...................             --             --             --      617,506        257,872       105,242           --
Accrued advisory fee..........         15,339         20,339         22,813           --         36,337            --           --
Other accrued expenses........         15,979         27,529         26,709       33,763         25,478        33,705       33,733
                                  -----------   ------------    -----------   ----------    -----------    ----------     --------
Total liabilities.............     12,189,408         69,782     15,161,471      651,269      5,180,800       138,947       33,733
                                  -----------   ------------    -----------   ----------    -----------    ----------     --------
NET ASSETS....................    $41,341,656   $ 39,910,651    $43,928,212   $2,390,138    $47,968,455    $1,121,574     $863,927
                                  ===========   ============    ===========   ==========    ===========    ==========     ========
NET ASSETS CONSIST OF:
Paid-in capital ..............    $43,956,706   $126,904,767    $41,844,383   $2,397,000    $39,370,641    $1,140,000     $875,000
Undistributed net investment
  income (accumulated loss)...        147,152        (37,362)          (448)         994       (169,911)           (5)         745
Accumulated net realized gain
  (loss) on investments.......     (5,574,592)   (89,547,935)    (3,560,821)         204      1,412,928            --           --
Net unrealized appreciation
  (depreciation) of
  investments.................      2,812,390      2,591,181      5,645,098       (8,060)     7,354,797       (18,421)     (11,818)
                                  -----------   ------------    -----------   ----------    -----------    ----------     --------
NET ASSETS....................    $41,341,656   $ 39,910,651    $43,928,212   $2,390,138    $47,968,455    $1,121,574     $863,927
                                  ===========   ============    ===========   ==========    ===========    ==========     ========
NET ASSETS BY SHARE CLASS:
 Institutional Shares.........    $41,331,701   $ 39,900,654    $43,918,239   $2,380,163    $47,958,397    $1,111,759     $854,056
 Investor Shares..............          9,955          9,997          9,973        9,975         10,058         9,815        9,871
                                  -----------   ------------    -----------   ----------    -----------    ----------     --------
                                  $41,341,656   $ 39,910,651    $43,928,212   $2,390,138    $47,968,455    $1,121,574     $863,927
                                  ===========   ============    ===========   ==========    ===========    ==========     ========
SHARES OF BENEFICIAL INTEREST
  OUTSTANDING:
 ($0.01 par value, unlimited
  authorized shares)
 Institutional Shares.........      2,527,283      3,596,823      4,156,890      238,681      4,466,823       113,304       86,513
 Investor Shares..............            609            901            944        1,000            937         1,000        1,000

PER SHARE:
 Institutional Shares (net
  asset value, offering and
  redemption price)...........    $     16.35   $      11.09    $     10.57   $     9.97    $     10.74    $     9.81     $   9.87
                                  -----------   ------------    -----------   ----------    -----------    ----------     --------
 Investor Shares (net asset
  value (NAV) and redemption
  price)......................    $     16.35   $      11.10    $     10.56   $     9.97    $     10.73    $     9.81     $   9.87
                                  -----------   ------------    -----------   ----------    -----------    ----------     --------
 Investor Shares (public
  offering price - NAV /
  0.965)......................    $     16.94   $      11.50    $     10.94   $    10.33    $     11.12    $    10.17     $  10.23
                                  -----------   ------------    -----------   ----------    -----------    ----------     --------
*Investments at cost..........    $38,278,524   $ 37,315,620    $38,263,356   $2,593,048    $42,741,240    $1,135,420     $875,425





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL STATEMENTS -- continued
==================================================================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2005 (Unaudited)

                                   Large-Cap     Large-Cap      Large-Cap      Mid-Cap      Small-Cap     Small-Cap     Small-Cap
                                   Core Fund    Growth Fund    Value Fund   Core Fund(1)   Core Fund    Growth Fund(1) Value Fund(1)
                                   ----------   -----------    -----------   ----------    ----------   ------------   -----------
INVESTMENT INCOME:
 Dividends.....................    $  275,924    $  180,134    $   430,909     $   970     $  136,973      $     78       $    848
 Interest......................         7,803         3,752          1,528         533         23,066           256            197
 Securities lending............         3,618            --          6,850          --          1,605            --             --
 Foreign tax withheld..........            --            --             --          --           (222)           --             --
                                   ----------    ----------    -----------     -------     ----------      --------       --------
 Total investment income.......       287,345       183,886        439,287       1,503        161,422           334          1,045
                                   ----------    ----------    -----------     -------     ----------      --------       --------
EXPENSES:
 Advisory fees.................       104,522       112,859        138,179         356        219,536           242            214
 Administration and accounting
  fees.........................        21,840        21,100         26,632       4,096         30,895         4,082          4,079
 Custody fees..................         9,101         9,297          7,430       1,087         10,739         1,087          1,087
 Compliance services...........         2,402         2,653          3,259           6          3,676             4              4
 Distribution fees-Investor
  Shares.......................             1             1              1           1              1             1              1
 Transfer Agent fees...........         5,843         8,933          9,532          77         13,149            77             77
 Reports to shareholders.......         3,915         9,899          4,760         250         10,016           250            250
 Trustees' fees................         9,494         9,662          9,429         813          9,160           813            813
 Registration fees.............        10,335        10,833         10,987         975         10,299           975            975
 Professional fees.............        16,674        17,648         14,920       1,666         18,884         1,666          1,666
 Other.........................         5,449        12,691          5,446          94          6,260            93            124
                                   ----------    ----------    -----------     -------     ----------      --------       --------
   Total expenses before fee
  waivers
    and expense reimbursements.       189,576       215,576        230,575       9,421        332,615         9,290          9,290
   Expenses waived/reimbursed
    by Advisor.................       (46,995)           --             --      (4,885)                      (4,924)        (4,963)
   Administration and accounting
    fees waived................        (3,439)       (3,439)        (3,439)     (4,027)        (2,257)       (4,027)        (4,027)
                                   ----------    ----------    -----------     -------     ----------      --------       --------
    Total expenses, net........       139,142       212,137        227,136         509        330,358           339            300
                                   ----------    ----------    -----------     -------     ----------      --------       --------
 Net investment income (loss)..       148,203       (28,251)       212,151         994       (168,936)           (5)           745
                                   ----------    ----------    -----------     -------     ----------      --------       --------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
 Net realized gain on
  investments..................       500,222     2,062,084      6,056,345         204      4,652,488            --             --
 Net change in unrealized
  appreciation (depreciation)
  on investments...............     1,141,344       674,467     (4,023,063)     (8,060)      (443,522)      (18,421)       (11,818)
                                   ----------    ----------    -----------     -------     ----------      --------       --------
 Net gain (loss) on investments     1,641,566     2,736,551      2,033,282      (7,856)     4,208,966       (18,421)       (11,818)
                                   ----------    ----------    -----------     -------     ----------      --------       --------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS...................    $1,789,769    $2,708,300    $ 2,245,433     $(6,862)    $4,040,030      $(18,426)      $(11,073)
                                   ==========    ==========    ===========     =======     ==========      ========       ========

---------------
(1) Commenced operations on December 20, 2005.






    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL STATEMENTS -- continued
==================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 2005 (Unaudited)

                                 Large-Cap     Large-Cap      Large-Cap      Mid-Cap       Small-Cap      Small-Cap     Small-Cap
                                 Core Fund    Growth Fund    Value Fund    Core Fund(1)   Core Fund     Growth Fund(1) Value Fund(1)
                                -----------   -----------    -----------   ----------    ------------   ------------   -----------
INCREASE (DECREASE) IN NET
  ASSETS:
Operations:
 Net investment income
  (loss)....................    $   148,203   $   (28,251)   $   212,151   $      994    $   (168,936)    $       (5)     $    745
 Net realized gain on
   investments..............        500,222     2,062,084      6,056,345          204       4,652,488             --            --
 Net change in unrealized
   appreciation (depreciation)
   on investments...........      1,141,344       674,467     (4,023,063)      (8,060)       (443,522)       (18,421)      (11,818)
                                -----------   -----------    -----------   ----------    ------------     ----------      --------
Net increase (decrease) in
  net assets resulting from
  operations................      1,789,769     2,708,300      2,245,433       (6,862)      4,040,030        (18,426)      (11,073)
                                -----------   -----------    -----------   ----------    ------------     ----------      --------
Distributions to
  shareholders from:
 Net investment income:
   Institutional Shares.....       (346,502)      (15,667)      (464,595)          --              --             --            --
 Net realized gains:
   Institutional Shares.....             --            --             --           --      (3,319,222)            --            --
                                -----------   -----------    -----------   ----------    ------------     ----------      --------
Total distributions.........       (346,502)      (15,667)      (464,595)          --      (3,319,222)            --            --
                                -----------   -----------    -----------   ----------    ------------     ----------      --------
Fund share transactions
  (Note 6):
 Proceeds from shares sold..     15,013,086     6,249,481      1,414,213    2,397,000       3,126,706      1,140,000       875,000
 Cost of shares issued on
   reinvestment of
  distributions.............        156,917        10,074        309,927           --       2,519,931             --            --
 Cost of shares redeemed....     (2,100,771)   (4,850,906)    (7,545,178)          --     (11,909,177)            --            --
                                -----------   -----------    -----------   ----------    ------------     ----------      --------
Net increase (decrease) in
  net assets from Fund share
  transactions..............     13,069,232     1,408,649     (5,821,038)   2,397,000      (6,262,540)     1,140,000       875,000
                                -----------   -----------    -----------   ----------    ------------     ----------      --------
Total increase (decrease) in
  net assets................     14,512,499     4,101,282     (4,040,200)   2,390,138      (5,541,732)     1,121,574       863,927

NET ASSETS:
 Beginning of period........     26,829,157    35,809,369     47,968,412           --      53,510,187             --            --
                                -----------   -----------    -----------   ----------    ------------     ----------      --------
 End of period..............    $41,341,656   $39,910,651    $43,928,212   $2,390,138    $ 47,968,455     $1,121,574      $863,927
                                ===========   ===========    ===========   ==========    ============     ==========      ========
Undistributed net investment
  income (accumulated loss).    $   147,152   $   (37,362)   $      (448)  $      994    $   (169,911)    $       (5)     $    745
                                -----------   -----------    -----------   ----------    ------------     ----------      --------

---------------
(1) Commenced operations on December 20, 2005.







    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL STATEMENTS -- continued
===================================================================================================================================


STATEMENTS OF CHANGES IN NET ASSETS
For the Fiscal Year Ended June 30, 2005

                                                                          Large-Cap       Large-Cap      Large-Cap       Small-Cap
                                                                          Core Fund      Growth Fund     Value Fund      Core Fund
                                                                        ------------    ------------    ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income (loss) .......................................   $    348,491    $    120,811    $    580,817   $   (450,249)
 Net realized gain on investments ...................................      3,830,768       1,798,231       1,286,650        343,319
 Net change in unrealized appreciation (depreciation) on
   investments.......................................................     (4,097,998)       (444,194)      2,524,834      3,042,204
                                                                        ------------    ------------    ------------   ------------
Net increase in net assets resulting from operations ................         81,261       1,474,848       4,392,301      2,935,274
                                                                        ------------    ------------    ------------   ------------
Distributions to shareholders from:
 Net investment income:
   Institutional Shares..............................................       (431,649)       (111,227)       (573,119)            --
 Net realized gains:
   Institutional Shares..............................................             --              --              --     (4,641,650)
                                                                        ------------    ------------    ------------   ------------
Total distributions .................................................       (431,649)       (111,227)       (573,119)    (4,641,650)
                                                                        ------------    ------------    ------------   ------------
Fund share transactions (Note 6):
 Proceeds from shares sold ..........................................     11,357,848       5,238,278       4,908,359      9,533,231
 Cost of shares issued on reinvestment of distributions .............        347,589          72,394         386,107      4,233,754
 Cost of shares redeemed ............................................    (43,320,195)    (20,282,594)    (12,874,460)   (31,874,203)
                                                                        ------------    ------------    ------------   ------------
Net decrease in net assets from Fund share transactions .............    (31,614,758)    (14,971,922)     (7,579,994)   (18,107,218)
                                                                        ------------    ------------    ------------   ------------
Total decrease in net assets ........................................    (31,965,146)    (13,608,301)     (3,760,812)   (19,813,594)

NET ASSETS:
 Beginning of year ..................................................     58,794,303      49,417,670      51,729,224     73,323,781
                                                                        ------------    ------------    ------------   ------------
 End of year ........................................................   $ 26,829,157    $ 35,809,369    $ 47,968,412   $ 53,510,187
                                                                        ============    ============    ============   ============
Undistributed net investment income (accumulated loss) ..............   $    345,451    $      6,556    $    251,996   $       (975)
                                                                        ------------    ------------    ------------   ------------












    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================


The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                For the
                                                               Six-Month
                                                             Period Ended                        For the Fiscal
                                                             December 31,                     Years Ended June 30,
                                                                 2005        ------------------------------------------------------
                                                              (Unaudited)     2005       2004       2003        2002         2001
                                                             ------------    -------   -------    --------    ---------   ---------
LARGE-CAP CORE FUND -- INSTITUTIONAL SHARES(1)

NET ASSET VALUE -- BEGINNING OF PERIOD ...................      $ 15.61      $ 14.87   $ 13.14    $  13.68    $   18.17   $   24.03
                                                                -------      -------   -------    --------    ---------   ---------
INVESTMENT OPERATIONS:
 Net investment income ...................................         0.07(2)      0.45      0.10        0.15         0.11        0.08
 Net realized and unrealized gain (loss) on investments ..         0.81         0.65      1.78       (0.55)       (4.15)      (5.15)
                                                                -------      -------   -------    --------    ---------   ---------
   Total from investment operations.......................         0.88         1.10      1.88       (0.40)       (4.04)      (5.07)
                                                                -------      -------   -------    --------    ---------   ---------
DISTRIBUTIONS:
 From net investment income ..............................        (0.14)       (0.36)    (0.15)      (0.11)       (0.08)      (0.04)
 From net realized gains .................................           --           --        --       (0.03)       (0.37)      (0.75)
                                                                -------      -------   -------    --------    ---------   ---------
   Total distributions....................................        (0.14)       (0.36)    (0.15)      (0.14)       (0.45)      (0.79)
                                                                -------      -------   -------    --------    ---------   ---------
NET ASSET VALUE -- END OF PERIOD .........................      $ 16.35      $ 15.61   $ 14.87    $  13.14    $   13.68   $   18.17
                                                                =======      =======   =======    ========    =========   =========
TOTAL RETURN .............................................        5.63%**      7.51%    14.38%     (2.86)%     (22.66)%    (21.50)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
 Expenses:
   Including expense limitations..........................        0.80%*       0.80%     0.80%       0.80%        0.80%       0.80%
   Excluding expense limitations..........................        0.82%*       1.43%     1.13%       1.05%        1.00%       0.98%
 Net investment income ...................................        0.85%*       1.16%     0.73%       1.04%        0.64%       0.39%
Portfolio turnover rate ..................................          35%**       113%       27%         50%          68%         72%
Net assets at the end of period (000 omitted) ............      $41,332      $26,829   $58,794    $ 61,380    $  80,831   $ 108,061

---------------
*    Annualized
**   Not annualized
(1)  Formerly, the Wilmington Large Cap Core Portfolio.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios include expenses allocated from the master fund, WT Investment Trust I -- Large Cap Core Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                               For the Period
                                                            December 20, 2005(1)
                                                                  through
                                                             December 31, 2005
                                                                (Unaudited)
                                                            ------------------
LARGE-CAP CORE FUND -- INVESTOR SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ....................       $16.43
                                                                  ------
INVESTMENT OPERATIONS:
 Net investment income ....................................         0.01(2)
 Net realized and unrealized loss on investments ..........        (0.09)
                                                                  ------
   Total from investment operations .......................        (0.08)
                                                                  ------
NET ASSET VALUE -- END OF PERIOD ..........................       $16.35
                                                                  ======
TOTAL RETURN(4)............................................        (0.49)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................        1.05%*
   Excluding expense limitations ..........................        1.21%*
 Net investment income ....................................        2.69%*,(3)
Portfolio turnover rate ...................................          35%**
Net assets at the end of period (000 omitted) .............       $   10

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income was calculated using the average shares outstanding method.
(3) Because the Investor Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.














    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
===================================================================================================================================

                                                               For the
                                                              Six-Month
                                                             Period Ended                        For the Fiscal
                                                             December 31,                     Years Ended June 30,
                                                                 2005        ------------------------------------------------------
                                                              (Unaudited)     2005(1)    2004       2003        2002         2001
                                                             ------------    -------   -------    --------    ---------   ---------
LARGE-CAP GROWTH FUND -- INSTITUTIONAL SHARES(2)

NET ASSET VALUE -- BEGINNING OF PERIOD ...................     $  10.31      $  9.93   $  8.73    $   8.70    $   12.69   $   33.39
                                                               --------      -------   -------    --------    ---------   ---------
INVESTMENT OPERATIONS:
 Net investment income (loss) ............................        (0.01)(5)     0.03      0.01          --(3)        --(3)    (0.08)
 Net realized and unrealized gain (loss) on investments ..         0.79         0.38      1.20        0.03        (3.99)     (10.61)
                                                               --------      -------   -------    --------    ---------   ---------
   Total from investment operations.......................         0.78         0.41      1.21        0.03        (3.99)     (10.69)
                                                               --------      -------   -------    --------    ---------   ---------
DISTRIBUTIONS:
 From net investment income ..............................           --(3)     (0.03)    (0.01)         --           --          --
 From net realized gains .................................           --           --        --          --           --      (10.01)
                                                               --------      -------   -------    --------    ---------   ---------
   Total distributions....................................           --        (0.03)    (0.01)         --           --      (10.01)
                                                               --------      -------   -------    --------    ---------   ---------
NET ASSET VALUE - END OF PERIOD ..........................     $  11.09      $ 10.31   $  9.93    $   8.73    $    8.70   $   12.69
                                                               ========      =======   =======    ========    =========   =========
TOTAL RETURN .............................................        7.61%**      4.09%    13.86%       0.35%     (31.44)%    (39.41)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
 Expenses:
   Including expense limitations..........................        1.11%*       1.10%     0.98%       0.95%        0.85%       0.76%
   Excluding expense limitations..........................        1.13%*       1.15%     1.01%       0.98%        0.85%       0.79%
 Net investment income (loss) ............................      (0.15)%*       0.28%     0.08%     (0.02)%      (0.04)%     (0.37)%
Portfolio turnover rate ..................................          60%**       230%       87%         51%          75%         78%
Net assets at the end of period (000 omitted) ............     $ 39,901      $35,809   $49,418    $ 58,620    $  76,892   $ 158,318

---------------
*  Annualized
** Not annualized
(1) Effective December 15, 2004, Rodney Square Management Corporation replaced Roxbury Capital Management, LLC as the Adviser to the Large-Cap Growth Fund.
(2)  Formerly, the Wilmington Large Cap Growth Portfolio.
(3)  Less than $0.01 per share.
(4) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment Trust I -- WT Large Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(5) The net loss per share was calculated using the average shares outstanding method.






    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                              For the Period
                                                            December 20, 2005(1)
                                                                  through
                                                             December 31, 2005
                                                                (Unaudited)
                                                            ------------------
LARGE-CAP GROWTH FUND -- INVESTOR SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ....................       $11.10
                                                                  ------
INVESTMENT OPERATIONS:
 Net investment income ....................................           --(2),(3)
 Net realized and unrealized gain (loss) on investments ...           --(2)
                                                                  ------
   Total from investment operations .......................           --
                                                                  ------
NET ASSET VALUE -- END OF PERIOD ..........................       $11.10
                                                                  ======
TOTAL RETURN(4) ...........................................        0.00%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................        1.36%*
   Excluding expense limitations ..........................        1.38%*
 Net investment income ....................................        0.61%*,(5)
Portfolio turnover rate ...................................          60%**
Net assets at the end of period (000 omitted) .............       $   10


---------------
*  Annualized
** Not annualized
(1)  Commencement of operations.
(2)  Less than $0.01 per share.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(5) Because the Investor Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.














    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
===================================================================================================================================


                                                                   For the
                                                                  Six-Month
                                                                Period Ended                    For the Fiscal
                                                                December 31,                   Years Ended June 30,
                                                                    2005        ---------------------------------------------------
                                                                 (Unaudited)     2005       2004       2003       2002        2001
                                                                ------------    -------   -------    -------    ---------   -------
LARGE-CAP VALUE FUND -- INSTITUTIONAL SHARES(1)

NET ASSET VALUE -- BEGINNING OF PERIOD ......................      $ 10.16      $  9.45   $  8.19    $  8.20    $   11.13   $ 10.25
                                                                   -------      -------   -------    -------    ---------   -------
INVESTMENT OPERATIONS:
 Net investment income ......................................         0.05(3)      0.12      0.08       0.06         0.07      0.09
 Net realized and unrealized gain (loss) on investments .....         0.47         0.70      1.26       0.01        (2.68)     0.86
                                                                   -------      -------   -------    -------    ---------   -------
   Total from investment operations..........................         0.52         0.82      1.34       0.07        (2.61)     0.95
                                                                   -------      -------   -------    -------    ---------   -------
DISTRIBUTIONS:
 From net investment income .................................        (0.11)       (0.11)    (0.08)     (0.07)       (0.09)    (0.07)
 From net realized gains ....................................           --           --        --      (0.01)       (0.23)       --
                                                                   -------      -------   -------    -------    ---------   -------
   Total distributions.......................................        (0.11)       (0.11)    (0.08)     (0.08)       (0.32)    (0.07)
                                                                   -------      -------   -------    -------    ---------   -------
NET ASSET VALUE -- END OF PERIOD ............................      $ 10.57      $ 10.16   $  9.45    $  8.19    $    8.20   $ 11.13
                                                                   =======      =======   =======    =======    =========   =======
TOTAL RETURN ................................................        5.12%**      8.66%    16.47%      0.92%     (24.02)%     9.33%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
 Expenses:
   Including expense limitations.............................        0.97%*       1.02%     1.00%      1.06%        0.92%     0.77%
   Excluding expense limitations.............................        0.99%*       1.05%     1.03%      1.13%        0.93%     0.91%
 Net investment income ......................................        0.91%*       1.13%     0.94%      0.93%        0.66%     0.96%
Portfolio turnover rate .....................................          84%**        28%       26%        87%         100%      109%
Net assets at the end of period (000 omitted) ...............      $43,918      $47,968   $51,729    $47,301    $  52,064   $82,312

---------------
*    Annualized
**   Not annualized
(1)  Formerly, the Wilmington Large Cap Value Portfolio.
(2) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income ratios included expenses allocated from the master fund, WT Investment Trust I -- Large Cap Value Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.
(3) The net investment income per share was calculated using the average shares outstanding method.









    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                               For the Period
                                                            December 20, 2005(1)
                                                                  through
                                                             December 31, 2005
                                                                (Unaudited)
                                                             ------------------
LARGE-CAP VALUE FUND -- INVESTOR SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ....................        $  10.59
                                                                   --------
INVESTMENT OPERATIONS:
 Net investment income ....................................            0.01(2)
 Net realized and unrealized loss on investments ..........           (0.04)
                                                                   --------
   Total from investment operations .......................           (0.03)
                                                                   --------
NET ASSET VALUE -- END OF PERIOD ..........................        $  10.56
                                                                   ========
TOTAL RETURN(3) ...........................................         (0.28)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................           1.22%*
   Excluding expense limitations ..........................           1.25%*
 Net investment income ....................................           2.11%*,(4)
Portfolio turnover rate ...................................             84%**
Net assets at the end of period (000 omitted) .............        $     10

---------------
*  Annualized
** Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.
(4) Because the Investor Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.














    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================




                                                               For the Period
                                                            December 20, 2005(1)
                                                                   through
                                                             December 31, 2005
                                                                 (Unaudited)
                                                             ------------------
MID-CAP CORE FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ....................      $  10.00
                                                                 --------
INVESTMENT OPERATIONS:
 Net investment income ....................................          0.01(2)
 Net realized and unrealized loss on investments ..........         (0.04)
                                                                 --------
   Total from investment operations .......................         (0.03)
                                                                 --------
NET ASSET VALUE -- END OF PERIOD ..........................      $   9.97
                                                                 ========
TOTAL RETURN ..............................................       (0.30)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................         1.00%*
   Excluding expense limitations ..........................        10.62%*
 Net investment income ....................................         1.97%*,(3)
Portfolio turnover rate ...................................            5%**
Net assets at the end of period (000 omitted) .............      $  2,380

---------------
*  Annualized
** Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Because the Institutional Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.















    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                               For the Period
                                                            December 20, 2005(1)
                                                                  through
                                                             December 31, 2005
                                                                (Unaudited)
                                                            ------------------
MID-CAP CORE FUND -- INVESTOR SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ....................      $  10.00
                                                                 --------
INVESTMENT OPERATIONS:
 Net investment income ....................................         --(2),(3)
 Net realized and unrealized loss on investments ..........         (0.03)
                                                                 --------
   Total from investment operations .......................         (0.03)
                                                                 --------
NET ASSET VALUE -- END OF PERIOD ..........................      $   9.97
                                                                 ========
TOTAL RETURN(5) ...........................................       (0.30)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................         1.25%*
   Excluding expense limitations ..........................        10.87%*
 Net investment income ....................................         1.51%*,(4)
Portfolio turnover rate ...................................            5%**
Net assets at the end of period (000 omitted) .............      $     10

---------------
*  Annualized
** Not annualized
(1)  Commencement of operations.
(2)  Less than $0.01 per share.
(3) The net investment income per share was calculated using the average shares outstanding method.
(4) Because the Investor Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.
(5) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.














    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
===================================================================================================================================

                                                               For the
                                                              Six-Month
                                                            Period Ended                        For the Fiscal
                                                             December 31,                    Years Ended June 30,
                                                                2005        -------------------------------------------------------
                                                             (Unaudited)      2005       2004        2003        2002        2001
                                                            ------------    --------   --------    --------    ---------   --------
SMALL-CAP CORE FUND -- INSTITUTIONAL SHARES(1)

NET ASSET VALUE -- BEGINNING OF PERIOD ..................     $  10.63      $  10.75   $   8.59    $   9.15    $   10.63   $  12.97
                                                              --------      --------   --------    --------    ---------   --------
INVESTMENT OPERATIONS:
 Net investment income (loss) ...........................        (0.03)(2)     (0.07)(2)  (0.07)(2)   (0.02)(2)       --(2,3)  0.16
 Net realized and unrealized gain (loss) on investments .         0.89          0.67       2.23       (0.54)       (1.47)     (1.14)
                                                              --------      --------   --------    --------    ---------   --------
   Total from investment operations......................         0.86          0.60       2.16       (0.56)       (1.47)     (0.98)
                                                              --------      --------   --------    --------    ---------   --------
DISTRIBUTIONS:
 From net investment income .............................           --            --         --          --        (0.01)     (0.01)
 From net realized gains ................................        (0.75)        (0.72)        --          --           --      (1.21)
 In excess of net realized gain .........................           --            --         --          --           --      (0.14)
                                                              --------      --------   --------    --------    ---------   --------
   Total distributions...................................        (0.75)        (0.72)        --          --        (0.01)     (1.36)
                                                              --------      --------   --------    --------    ---------   --------
NET ASSET VALUE -- END OF PERIOD ........................     $  10.74      $  10.63   $  10.75    $   8.59    $    9.15   $  10.63
                                                              ========      ========   ========    ========    =========   ========
TOTAL RETURN ............................................        8.11%**       5.65%     25.15%     (6.12)%     (13.84)%    (6.88)%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
 Expenses:
   Including expense limitations.........................        1.26%*        1.27%      1.19%       1.00%        0.89%      0.83%
   Excluding expense limitations.........................        1.27%*        1.29%      1.21%       1.01%        0.89%      0.90%
 Net investment income (loss) ...........................      (0.64)%*      (0.69)%    (0.74)%     (0.21)%      (0.03)%      0.15%
Portfolio turnover rate .................................          82%**         15%       142%         62%          44%        53%
Net assets at the end of period (000 omitted) ...........     $ 47,958      $ 53,510   $ 73,324    $ 73,700    $ 106,915   $136,236

---------------
*    Annualized
**   Not annualized
(1)  Formerly, the Wilmington Small Cap Core Portfolio.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3)  Less than $0.01 per share.
(4) For the periods presented through November 30, 2003, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment income (loss) ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Core Series (the "Series"), and the portfolio turnover rate reflected investment activity of the Series. For the period December 1, 2003 through June 30, 2005, the Fund operated in a "fund-of-funds" structure. The expense and net investment income (loss) ratios during this period include expenses allocated from the underlying funds, WT Investment Trust I -- Small Cap Growth Series and WT Investment Trust I -- Small Cap Value Series, and portfolio turnover rate reflects the Fund's investment activity. Effective July 1, 2005, the Portfolio no longer operates in a "fund-of-funds" structure.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                              For the Period
                                                            December 20, 2005(1)
                                                                  through
                                                             December 31, 2005
                                                                (Unaudited)
                                                            ------------------
SMALL-CAP CORE FUND -- INVESTOR SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ....................      $  10.67
                                                                 --------
INVESTMENT OPERATIONS:
 Net investment loss ......................................            --(2),(3)
 Net realized and unrealized gain on investments ..........          0.06
                                                                 --------
   Total from investment operations .......................          0.06
                                                                 --------
NET ASSET VALUE -- END OF PERIOD ..........................      $  10.73
                                                                 ========
TOTAL RETURN(5) ...........................................         0.56%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................         1.51%*
   Excluding expense limitations ..........................         1.51%*
 Net investment loss ......................................       (0.50)%*,(4)
Portfolio turnover rate ...................................           82%**
Net assets at the end of period (000 omitted) .............      $     10

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2)  Less than $0.01 per share.
(3) The net investment loss per share was calculated using the average shares outstanding method.
(4) Because the Investor Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.
(5) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.














    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================





                                                             For the Period
                                                           December 20, 2005(1)
                                                                  through
                                                            December 31, 2005
                                                               (Unaudited)
                                                           ------------------
SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ....................     $  10.00
                                                                --------
INVESTMENT OPERATIONS:
 Net investment loss ......................................           --(2),(3)
 Net realized and unrealized loss on investments ..........        (0.19)
                                                                --------
   Total from investment operations .......................        (0.19)
                                                                --------
NET ASSET VALUE -- END OF PERIOD ..........................     $   9.81
                                                                ========
TOTAL RETURN ..............................................      (1.90)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................        1.05%*
   Excluding expense limitations ..........................       16.32%*
 Net investment loss ......................................      (0.02)%*,(4)
Portfolio turnover rate ...................................           0%
Net assets at the end of period (000 omitted) .............     $  1,112

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2)  Less than $0.01 per share.
(3) The net investment loss per share was calculated using the average shares outstanding method.
(4) Because the Institutional Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.














    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================



                                                               For the Period
                                                            December 20, 2005(1)
                                                                  through
                                                             December 31, 2005
                                                                (Unaudited)
                                                            ------------------
SMALL-CAP GROWTH FUND -- INVESTOR SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ....................      $  10.00
                                                                 --------
INVESTMENT OPERATIONS:
 Net investment loss ......................................            --(2),(3)
 Net realized and unrealized loss on investments ..........         (0.19)
                                                                 --------
   Total from investment operations .......................         (0.19)
                                                                 --------
NET ASSET VALUE -- END OF PERIOD ..........................      $   9.81
                                                                 ========
TOTAL RETURN(5) ...........................................       (1.90)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................         1.30%*
   Excluding expense limitations ..........................        16.15%*
 Net investment loss ......................................       (0.19)%*,(4)
Portfolio turnover rate ...................................            0%
Net assets at the end of period (000 omitted) .............      $     10

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2)  Less than $0.01 per share.
(3) The net investment loss per share was calculated using the average shares outstanding method.
(4) Because the Investor Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.
(5) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.














    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================




                                                               For the Period
                                                            December 20, 2005(1)
                                                                   through
                                                             December 31, 2005
                                                                (Unaudited)
                                                            ------------------
SMALL-CAP VALUE FUND -- INSTITUTIONAL SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ....................      $  10.00
                                                                 --------
INVESTMENT OPERATIONS:
 Net investment income ....................................          0.01(2)
 Net realized and unrealized loss on investments ..........         (0.14)
                                                                 --------
   Total from investment operations .......................         (0.13)
                                                                 --------
NET ASSET VALUE -- END OF PERIOD ..........................      $   9.87
                                                                 ========
TOTAL RETURN ..............................................       (1.30)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................         1.05%*
   Excluding expense limitations ..........................        18.45%*
 Net investment income ....................................         2.62%*,(3)
Portfolio turnover rate ...................................            0%
Net assets at the end of period (000 omitted) .............      $    854

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Because the Institutional Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.















    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================


                                                               For the Period
                                                            December 20, 2005(1)
                                                                  through
                                                             December 31, 2005
                                                                (Unaudited)
                                                            ------------------
SMALL-CAP VALUE FUND -- INVESTOR SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ....................      $  10.00
                                                                 --------
INVESTMENT OPERATIONS:
 Net investment income ....................................          0.01(2)
 Net realized and unrealized loss on investments ..........         (0.14)
                                                                 --------
   Total from investment operations .......................         (0.13)
                                                                 --------
NET ASSET VALUE -- END OF PERIOD ..........................      $   9.87
                                                                 ========
TOTAL RETURN(4) ...........................................       (1.30)%**

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................         1.30%*
   Excluding expense limitations ..........................        18.83%*
 Net investment income ....................................         2.47%*,(3)
Portfolio turnover rate ...................................            0%
Net assets at the end of period (000 omitted) .............      $     10

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Because the Investor Shares have only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.
(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.














    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. The Trust currently offers 26 series, seven of which are included in these financial statements. The seven series included are; Wilmington Large-Cap Core Fund, formerly, the Wilmington Large Cap Core Portfolio, ("Large-Cap Core Fund"), Wilmington Large-Cap Growth Fund, formerly, the Wilmington Large Cap Growth Portfolio, ("Large-Cap Growth Fund"), Wilmington Large-Cap Value Fund, formerly, the Wilmington Large Cap Value Portfolio, ("Large-Cap Value Fund"), Wilmington Mid-Cap Core Fund ("Mid-Cap Core Fund"), Wilmington Small-Cap Core Fund, formerly, the Wilmington Small Cap Core Portfolio, ("Small-Cap Core Fund") Wilmington Small-Cap Growth Fund ("Small-Cap Growth Fund") and Wilmington Small-Cap Value Fund ("Small-Cap Value Fund") (each, a "Fund" and collectively, the "Funds"). The Small-Cap Growth Fund, Small-Cap Value Fund and Mid-Cap Core Fund commenced operations on December 20, 2005.

   Each Fund offers two classes of shares: Institutional Shares and Investor Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

   Effective July 1, 2005, the investment structure of Large-Cap Core Fund, Large-Cap Growth Fund, Large-Cap Value Fund and Small-Cap Core Fund was changed from a master-feeder or fund-of-funds structure to a stand-alone mutual fund, whereby each Fund directly invests in securities. The restructuring was accomplished through a redemption by each Fund of its investment in its corresponding master fund or underlying funds, whereby the master fund or underlying funds distributed to the Fund its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser or sub-advisors, their services or fees occurred as a result of the restructuring.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

   Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

   values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

   Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify, or in the case of the new Funds intend to qualify, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

   Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date.

   Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   Distributions to Shareholders. Distributions from net investment income and net realized gains, if any, are declared and paid to shareholders annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each of the Funds. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub- advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub- advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee. Roxbury Capital Management, LLC ("Roxbury") and Cramer Rosenthal McGlynn, LLC ("CRM") manage a portion of the assets of the Small-Cap Core Fund. Wilmington Trust Corporation owns a controlling interest in CRM and Roxbury and as such are affiliated.

   For the period ended December 31, 2005, RSMC's fees were as follows:

                                                                 Gross fees   Fees waived        % of Average Daily Net Assets
                                                                 ----------   -----------    --------------------------------------
  Large-Cap Core Fund........................................     $112,859      $(46,995)    0.60% up to $1 billion; 0.55% of next
                                                                                             $1 billion; and
                                                                                             0.50% in excess of $2 billion

  Large-Cap Growth Fund*.....................................      104,522            --     0.60% up to $1 billion; 0.55% of next
                                                                                             $1 billion; and
                                                                                             0.50% in excess of $2 billion

  Large-Cap Value Fund*......................................      138,179            --     0.60% up to $1 billion; 0.55% of next
                                                                                             $1 billion; and
                                                                                             0.50% in excess of $2 billion

  Mid-Cap Core Fund..........................................          356          (356)    0.70% up to $1 billion; 0.65% of next
                                                                                             $1 billion; and
                                                                                             0.60% in excess of $2 billion

  Small-Cap Core Fund........................................       37,804            --     0.75% on those assets directly managed
                                                                                             by RSMC

  Small-Cap Growth Fund......................................          242          (242)    0.75% up to $1 billion; 0.70% of next
                                                                                             $1 billion; and
                                                                                             0.65% in excess of $2 billion

  Small-Cap Value Fund.......................................          214          (214)    0.75% up to $1 billion; 0.70% of next
                                                                                             $1 billion; and
                                                                                             0.65% in excess of $2 billion

  For the period ended December 31, 2005, Roxbury's and CRM's fees for the Small-Cap Core Fund were as follows:

  CRM........................................................     $ 90,986      $     --     0.75% up to $1 billion; 0.70% of next
                                                                                             $1 billion; and
                                                                                             0.65% in excess of $2 billion of asset
                                                                                             managed by CRM

  Roxbury....................................................       90,746            --     1.00% up to $1 billion; 0.95% of next
                                                                                             $1 billion; and
                                                                                             0.90% in excess of $2 billion of
                                                                                             assets managed by Roxbury

   * Prior to July 28, 2005, the fees for the Large-Cap Growth Fund and Large-Cap Value Fund were as follows: 0.55% up to $1 billion; 0.50% of next $1 billion; and 0.45% in excess of $2 billion.

   RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services), exceed the following percentages of average daily net assets:

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================


                                                                  Expense Limitation*    Expiration Date
                                                                  -------------------    ----------------
  Large-Cap Core Fund .........................................           0.80%          November 1, 2008
  Mid-Cap Core Fund ...........................................           1.00%          January 1, 2009
  Small-Cap Growth Fund .......................................           1.05%          January 1, 2009
  Small-Cap Value Fund ........................................           1.05%          January 1, 2009

   * This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

   RSMC provides compliance services to the Funds pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.012% of each Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the period ended December 31, 2005 are shown separately on the statements of operations.

   Compensation of Trustees and Officers. Trustees and officers of the Funds who are interested persons of RSMC, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of RSMC, as defined in the 1940 Act, received compensation and reimbursement of expenses. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   Distribution Fees. The Investor Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of Investor Shares, and for services provided to Investor Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the Investor Shares.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the period ended December 31, 2005, are shown separately in the statements of operations.

   Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the period ended December 31, 2005 were as follows:

  Large-Cap Core Fund ..................................................................   $40,267
  Large-Cap Growth Fund ................................................................    55,403
  Large-Cap Value Fund .................................................................    66,867
  Mid-Cap Core Fund ....................................................................     2,447
  Small-Cap Core Fund ..................................................................    35,624
  Small-Cap Growth Fund ................................................................     1,600
  Small-Cap Value Fund .................................................................       980

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

   As of December 31, 2005, Wilmington Trust Corporation owned a majority of the outstanding shares of the Small-Cap Growth Fund and the Small-Cap Value Fund.

4. INVESTMENT SECURITIES TRANSACTIONS. During the period ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                                                        Large-Cap     Large-Cap      Large-Cap      Mid-Cap
                                                                        Core Fund    Growth Fund     Value Fund    Core Fund
                                                                       -----------   -----------    -----------    ----------
  Purchases........................................................    $24,788,006   $23,015,800    $38,423,238    $2,491,033
  Sales............................................................     12,084,508    27,731,872     43,037,604            --

                                                                        Small-Cap     Small-Cap      Small-Cap
                                                                        Core Fund    Growth Fund     Value Fund
                                                                       -----------   -----------    -----------
  Purchases........................................................    $41,126,340   $ 1,133,668    $   871,068
  Sales............................................................     50,813,343            --             --

5. SECURITIES LENDING AGREEMENT. The Large-Cap Growth, Large-Cap Core, Large-Cap Value and Small-Cap Core Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all time to be secured by cash collateral at least equal to 100% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality of unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

   In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the period ended December 31, 2005 for the Institutional Class and Investor Class are as follows.

                                                                                        Institutional Shares       Investor Shares
                                                                                      -------------------------    ----------------
                                                                                       Shares         Dollars      Shares   Dollars
                                                                                     ----------    ------------    ------   -------
  Large-Cap Core Fund
  -------------------
  Sold ...........................................................................      929,677    $ 15,003,086      609    $10,000
  Issued on reinvestment of distributions ........................................        9,551         156,917       --         --
  Redeemed .......................................................................     (130,912)     (2,100,771)      --         --
                                                                                     ----------    ------------    -----    -------
  Net increase ...................................................................      808,316    $ 13,059,232      609    $10,000
                                                                                     ==========    ============    =====    =======
  Large-Cap Growth Fund
  ---------------------
  Sold ...........................................................................      575,803    $  6,239,481      901    $10,000
  Issued on reinvestment of distributions ........................................          908          10,074       --         --
  Redeemed .......................................................................     (453,574)     (4,850,906)      --         --
                                                                                     ----------    ------------    -----    -------
  Net increase ...................................................................      123,137    $  1,398,649      901    $10,000
                                                                                     ==========    ============    =====    =======
  Large-Cap Value Fund
  --------------------
  Sold ...........................................................................      133,339    $  1,404,213      944    $10,000
  Issued on reinvestment of distributions ........................................       29,266         309,927       --         --
  Redeemed .......................................................................     (726,274)     (7,545,178)      --         --
                                                                                     ----------    ------------    -----    -------
  Net increase (decrease) ........................................................     (563,669)   $ (5,831,038)     944    $10,000
                                                                                     ==========    ============    =====    =======
  Mid-Cap Core Fund
  -----------------
  Sold ...........................................................................      238,681    $  2,387,000    1,000    $10,000
                                                                                     ----------    ------------    -----    -------
  Net increase ...................................................................      238,681    $  2,387,000    1,000    $10,000
                                                                                     ==========    ============    =====    =======
  Small-Cap Core Fund
  -------------------
  Sold ...........................................................................      281,717    $  3,116,706      937    $10,000
  Issued on reinvestment of distributions ........................................      236,170       2,519,931       --         --
  Redeemed .......................................................................   (1,084,929)    (11,909,177)      --         --
                                                                                     ----------    ------------    -----    -------
  Net increase (decrease) ........................................................     (567,042)   $ (6,272,540)     937    $10,000
                                                                                     ==========    ============    =====    =======
  Small-Cap Growth Fund
  ---------------------
  Sold ...........................................................................      113,304    $  1,130,000    1,000    $10,000
                                                                                     ----------    ------------    -----    -------
  Net increase ...................................................................      113,304    $  1,130,000    1,000    $10,000
                                                                                     ==========    ============    =====    =======
  Small-Cap Value Fund
  --------------------
  Sold ...........................................................................       86,513    $    865,000    1,000    $10,000
                                                                                     ----------    ------------    -----    -------
  Net increase ...................................................................       86,513    $    865,000    1,000    $10,000
                                                                                     ==========    ============    =====    =======

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

   Transactions in shares of capital stock for the year ended June 30, 2005 for the Institutional Shares and Investor Shares are as follows.

                                                                                       Institutional Shares        Investor Shares
                                                                                     -------------------------    -----------------
                                                                                      Shares        Dollars       Shares    Dollars
                                                                                    ----------    ------------    ------    -------
  Large-Cap Core Fund
  -------------------
  Sold ..........................................................................      752,090    $ 11,357,848        --   $     --
  Issued on reinvestment of distributions .......................................       23,235         347,589        --         --
  Redeemed ......................................................................   (3,011,424)    (43,320,195)       --         --
                                                                                    ----------    ------------    ------    -------
  Net decrease ..................................................................   (2,236,099)   $(31,614,758)       --   $     --
                                                                                    ==========    ============    ======    =======
  Large-Cap Growth Fund
  ---------------------
  Sold ..........................................................................      527,294    $  5,238,278        --   $     --
  Issued on reinvestment of distributions .......................................        7,189          72,394        --         --
  Redeemed ......................................................................   (2,035,549)    (20,282,594)       --         --
                                                                                    ----------    ------------    ------    -------
  Net decrease ..................................................................   (1,501,066)   $(14,971,922)       --   $     --
                                                                                    ==========    ============    ======    =======
  Large-Cap Value Fund
  --------------------
  Sold ..........................................................................      505,994    $  4,908,359        --   $     --
  Issued on reinvestment of distributions .......................................       37,817         386,107        --         --
  Redeemed ......................................................................   (1,295,194)    (12,874,460)       --         --
                                                                                    ----------    ------------    ------    -------
  Net decrease ..................................................................     (751,383)   $ (7,579,994)       --   $     --
                                                                                    ==========    ============    ======    =======
  Small-Cap Core Fund
  -------------------
  Sold ..........................................................................      929,354    $  9,533,231        --   $     --
  Issued on reinvestment of distributions .......................................      401,304       4,233,754        --         --
  Redeemed ......................................................................   (3,114,895)    (31,874,203)       --         --
                                                                                    ----------    ------------    ------    -------
  Net decrease ..................................................................   (1,784,237)   $(18,107,218)       --   $     --
                                                                                    ==========    ============    ======    =======

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

7. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

   In connection with the change in investment structure discussed in Note 1, the Funds made the following reclassifications:

                                                                              Large-Cap     Large-Cap      Large-Cap     Small-Cap
                                                                              Core Fund    Growth Fund    Value Fund     Core Fund
                                                                              ---------    -----------    -----------   -----------
  Paid-in-capital..........................................................    $(5,652)        $(29)      $ 1,750,210   $ 1,338,366
  Net unrealized appreciation (depreciation) of investments................      5,652           29        (1,750,210)   (1,338,366)


   The tax character of distributions paid during the period ended December 31, 2005 and the year ended June 30, 2005 was as follows:

                                                                                Large-Cap     Large-Cap     Large-Cap     Small-Cap
                                                                                Core Fund    Growth Fund    Value Fund    Core Fund
                                                                                ---------    -----------    ----------   ----------
  Period ended December 31, 2005
  Ordinary income ...........................................................    $346,502      $ 15,667      $464,595    $1,148,432
  Long-term capital gains ...................................................          --            --            --     2,170,790
                                                                                 --------      --------      --------    ----------
   Total distributions ......................................................    $346,502      $ 15,667      $464,595    $3,319,222
                                                                                 ========      ========      ========    ==========
  Year ended June 30, 2005
  Ordinary income ...........................................................    $431,649      $111,227      $573,119    $       --
  Long-term capital gains ...................................................          --            --            --     4,641,650
                                                                                 --------      --------      --------    ----------
   Total distributions ......................................................    $431,649      $111,227      $573,119    $4,641,650
                                                                                 ========      ========      ========    ==========

   The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax basis balances have not been determined as of December 31, 2005.

   For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30, 2005, each Fund had capital loss carryforwards that will expire as follows:

                                                                                             Large-Cap     Large-Cap     Large-Cap
Expiration                                                                                  Growth Fund    Core Fund    Value Fund
----------                                                                                  -----------    ----------   ----------
  6/30/2009..............................................................................    $ 3,894,914            --           --
  6/30/2010..............................................................................     50,705,900            --           --
  6/30/2011..............................................................................     28,793,300    $5,577,511   $2,279,508
  6/30/2012..............................................................................      8,004,022        52,672    7,302,391

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS --  EQUITY FUNDS
---------------------------------
ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS
================================================================================

   At a meeting held on September 1, 2005, the Board of Trustees including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees") unanimously approved the continuance for an additional one-year period of existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Large-Cap Core Fund, Wilmington Large-Cap Growth Fund, Wilmington Large-Cap Value Fund and Wilmington Small-Cap Core Fund (each a "series"), and RSMC (the "Advisory Agreement") for an additional one-year period. The Trustees also unanimously approved the continuance of the sub-advisory agreement (the "WTIM Agreement") among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities and performs research, statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation which is under common control with RSMC and whose employees are also employees of RSMC. At the same meeting the Board also approved the continuance of the existing sub-advisory agreements among the Trust, on behalf of the Wilmington Small-Cap Core Fund, RSMC and each of Cramer, Rosenthal, McGlynn, LLC and Roxbury Capital Management, LLC (the "Sub-Advisory Agreements" and with the Advisory Agreement (the "Agreements").

   Before meeting to determine whether to approve the continuance of the Agreements, the Board had the opportunity to review written materials provided by RSMC, each of the sub-advisers and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its series, (ii) the size and qualifications of the adviser's or sub-adviser's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a series and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted,
(viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's or sub-adviser's ability to service the series, (ix) the compliance with a series investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. Each adviser and sub-adviser provided information regarding the advisory fees received and an analysis of these fees in relation to the services to the series, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's or sub-adviser's relationship with the Trust.

   During its deliberations on whether to approve the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Trustees considered the services provided to the series by each adviser and sub-adviser as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Board noted the substantial changes to the operations and management of the Trust over the past year including the withdrawal from the master-feeder structure, improved performance, and changes in personnel including a new CFO and CCO. The Board considered each adviser's and sub-adviser's personnel changes over the last year and the depth of each adviser's personnel who possess the experience to provide investment management services to the series of the Trust. The Board determined that the changes in management have generally been favorable. The Trustees concluded that the nature, extent and quality of the services provided by each adviser and

WILMINGTON FUNDS --  EQUITY FUNDS
---------------------------------
ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS --
continued
================================================================================

sub-adviser to each series were appropriate and consistent with the terms of the Agreements, that the quality of those services had been consistent with industry norms and that the series were likely to benefit from the continued provision of those services. They also concluded that the adviser and each sub-adviser had sufficient personnel, with the appropriate education and experience, to serve the series effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

   The Board considered the investment performance of each series, RSMC and each of the sub-advisers. The Board reviewed and considered comparative performance data and each series performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Board also noted its review and evaluation of each series investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series and each adviser and sub-adviser was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies. It was noted that although the performance of some series lagged that of their peers for certain periods, they also concluded that the adviser had taken appropriate steps to address the under-performance and that the more recent performance has been improving.

   The Board considered the costs of the services provided by the adviser and each sub-adviser, the compensation and benefits received by the adviser and each sub-adviser in providing services to the series, as well as the adviser's and each sub-adviser's profitability. In addition, the Board considered direct or indirect revenues received by affiliates of the advisers and sub-advisers. The Board recognized that the adviser's and each sub-adviser's level of profitability is an important factor in providing service to the series. The Board was satisfied that the adviser's and sub-adviser's profits were sufficient to continue as a viable concern generally and as investment adviser or sub-adviser of the series specifically. The Board concluded that each adviser's and sub-adviser's fees and profits derived from its relationship with the Trust in light of each series' expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series was reasonable, taking into account the size of the series, the quality of services provided by the advisers and sub-advisers, the investment performance of the series and the expense limitations agreed to by RSMC.

   The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for all of the series for the benefit of shareholders due to certain break-points in the advisory or sub-advisory fees. The Board recognized that additional economies of scale achieved will be primarily due to the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in their advisory fees.

   The Trustees considered whether there have occurred any events that would constitute a reason for the Trustees not to renew the adviser's or sub-adviser's agreements and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of each series and its shareholders to approve the

WILMINGTON FUNDS --  EQUITY FUNDS
---------------------------------
ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS --
continued
================================================================================

continuation of each of the Agreements. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT FOR WILMINGTON MID-CAP CORE, WILMINGTON SMALL-CAP GROWTH AND WILMINGTON SMALL-CAP VALUE FUNDS

   At a meeting held on November 29, 2005, the Board of Trustees including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees") unanimously approved the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of Wilmington Mid-Cap Core, Wilmington Small-Cap Growth and Wilmington Small-Cap Value Funds (each a "new series"), and RSMC (the "Advisory Agreement") for an initial two-year period. The Trustees also unanimously approved a sub-advisory agreement (the "WTIM Agreement" and with the Advisory Agreement, the "Agreement") among the Trust on behalf of each of the new series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities and performs research, statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation which is under common control with RSMC and whose employees are also employees of RSMC.

   Before meeting to determine whether to approve the Agreement, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreement. The materials generally included information regarding (i) proposed services to be performed for the Trust and the new series, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a new series, (iv) investment performance of similarly managed accounts, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a new series and other clients,
(vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the new series, (ix) the compliance with federal securities laws and other regulatory requirements, and (x) RSMC's proxy voting policies. The Trustees also received information regarding the proposed advisory fees and an analysis of these fees in relation to the proposed delivery of services to the new series, the estimated costs of providing such services, the anticipated profitability of the firm in general and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Trust.

   During its deliberations on whether to approve the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Board considered the services to be provided to the new series by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the new series. The Trustees concluded that the nature, extent and quality of the services to be provided by RSMC and WTIM to the new series were appropriate and consistent with the terms of the proposed advisory and sub-advisory agreements, that the quality of the proposed services appeared to be consistent with industry norms and that the new series were likely to benefit from the provision of those services. They also concluded that RSMC and WTIM

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS --
continued
================================================================================

had sufficient personnel, with the appropriate education and experience, to serve the new series effectively and had demonstrated its ability to attract and retain qualified personnel as evidenced from the Trustees experience with other series of the Trust.

   The Trustees then considered the costs of the services to be provided by RSMC and WTIM, the proposed compensation and expected benefits received by RSMC and WTIM in providing services to the new series, and RSMC's and WTIM's anticipated profitability. In addition, the Trustees considered any direct or indirect revenues received by affiliates of RSMC and WTIM. It was noted that RSMC's and WTIM's anticipated level of profitability is an important factor to consider, and the Trustees should be satisfied that the RSMC's and WTIM's profits are sufficient to continue as a healthy concern generally and as investment adviser or sub-adviser of the new series specifically. The Trustees concluded that RSMC's and WTIM's anticipated fees derived from its relationship with the Trust in light of the new series' expenses, were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the estimated total expense ratio of each of the new series was reasonable, taking into account the projected growth and size of each of the new series, the quality of services to be provided by RSMC and WTIM, and the expense limitations agreed to by RSMC.

   The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each New Fund grows, and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the new series for the benefit of Fund shareholders due to break-points in the advisory and sub-advisory fees. The Trustees also determined to enter into the proposed advisory and sub-advisory agreement for an initial two year period.

   After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of each new series and its prospective shareholders to approve the Agreement. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees of the Trust is to represent the interests of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                        Number of
                                                                                  Principal           Portfolios in       Other
                              Position(s)          Term of Office               Occupation(s)           the Trust     Directorships
                               Held with            and Length of                During Past           Overseen by       Held by
Name, Address and Age          the Trust             Time Served                 Five Years              Trustee         Trustee
---------------------       ---------------   ------------------------    ------------------------    -------------   -------------
ROBERT J. CHRISTIAN(1)      Trustee           Shall serve until death,    Executive Vice                   26         None
Date of Birth: 2/49         President,        resignation or removal.     President and
                            Chief Executive   Trustee, President and      Chief Investment
                            Officer and       Chairman of the Board       Officer of Wilmington
                            Chairman of       since October 1998.         Trust Company since
                            the Board.                                    February 1996; President
                                                                          of Rodney Square
                                                                          Management Corporation
                                                                          ("RSMC") from 1996
                                                                          to 2005; Vice President
                                                                          of RSMC since 2005.

NEIL WOLFSON(2)             Trustee           Shall serve at the          Chief Investment Officer         26         None
Date of Birth: 6/64                           pleasure of the Board       of Wilmington Trust
                                              and until successor is      Investment Management,
                                              elected and qualified.      LLC ("WTIM") since
                                              Trustee since November      July 2004; Previously,
                                              2005.                       Partner at KPMG form
                                                                          1996-2004.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Vice President of RSMC, an investment adviser to the Trust.

(2) Mr. Wolfson is an "interested" Trustee by reason of his position as Chief Investment Officer of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 TRUSTEES AND OFFICERS -- continued
===================================================================================================================================

INDEPENDENT TRUSTEES
                                                                                                   Number of
                                                                             Principal           Portfolios in          Other
                           Position(s)        Term of Office               Occupation(s)           the Trust        Directorships
                            Held with          and Length of                During Past           Overseen by          Held by
Name, Address and Age       the Trust           Time Served                 Five Years              Trustee            Trustee
---------------------      -----------   ------------------------    ------------------------    -------------   ------------------
ROBERT ARNOLD              Trustee       Shall serve until death,    Founder and co-manages,          26         First Potomac
Date of Birth: 3/44                      resignation or removal.     R. H. Arnold & Co., Inc.                    Realty Trust
                                         Trustee since May           (investment banking                         (real estate
                                         1997.                       company) since 1989.                        investment trust).

DR. ERIC BRUCKER           Trustee       Shall serve until           Professor of Economics,          26         None
Date of Birth: 12/41                     death, resignation or       Widener University since
                                         removal. Trustee            July 2004; formerly,
                                         since October               Dean, School of Business
                                         1999.                       Administration of
                                                                     Widener University
                                                                     from 2001 to 2004;
                                                                     Dean, College of
                                                                     Business, Public Policy
                                                                     and Health at
                                                                     the University of
                                                                     Maine from September
                                                                     1998 to June 2001.

NICHOLAS GIORDANO          Trustee       Shall serve until death,    Consultant,                      26         Kalmar Pooled
Date of Birth: 3/43                      resignation or removal.     financial services                          Investment Trust;
                                         Trustee since October       organizations from                          Independence
                                         1998.                       1997 to present;                            Blue Cross; and
                                                                     Interim President,                          IntriCon
                                                                     LaSalle University                          Corporation
                                                                     from 1998 to 1999.                          (industrial
                                                                                                                 furnaces and
                                                                                                                 ovens).

LOUIS KLEIN, JR.           Trustee       Shall serve until           Self-employed                    26         CRM Mutual
Date of Birth: 5/35                      death, resignation          financial consultant                        Fund Trust;
                                         or removal. Trustee         since 1991.                                 and WHX
                                         since October 1999.                                                     Corporation.

CLEMENT C. MOORE, II       Trustee       Shall serve until death,    Managing Partner,                26         CRM Mutual
Date of Birth: 9/44                      resignation or removal.     Mariemont Holdings,                         Fund Trust
                                         Trustee since October       LLC, (real estate
                                         1999.                       holding and development
                                                                     company) since 1980.

JOHN J. QUINDLEN           Trustee       Shall serve until death,    Retired since 1993.              26         None
Date of Birth: 5/32                      resignation or removal.
                                         Trustee since October
                                         1999.

MARK A. SARGENT            Trustee       Shall serve until death,    Dean and Professor               26         None
Date of Birth: 4/51                      resignation or removal.     of Law, Villanova
                                         Trustee since November      University School of
                                         2001.                       Law since July 1997.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 TRUSTEES AND OFFICERS -- continued
===================================================================================================================================

EXECUTIVE OFFICERS
                                                                                                        Number of
                                                                                   Principal          Portfolios in       Other
                                Position(s)           Term of Office             Occupation(s)          the Trust     Directorships
                                 Held with             and Length of              During Past          Overseen by       Held by
Name, Address and Age            the Trust              Time Served               Five Years             Trustee         Trustee
---------------------        ------------------   ----------------------    ----------------------    -------------   -------------
ERIC K. CHEUNG               Vice President       Shall serve at            Vice President,           N/A             N/A
1100 North Market Street                          the pleasure of           Wilmington Trust
Wilmington, DE 19890                              the Board and             Company since
Date of Birth: 12/54                              until successor is        1986; and Vice
                                                  elected and               President and
                                                  qualified. Officer        Director, RSMC
                                                  since October             since 2001.
                                                  1998.

JOSEPH M. FAHEY, JR.         Vice President       Shall serve at the        Vice President,           N/A             N/A
1100 North Market Street                          pleasure of the           RSMC since 1992.
Wilmington, DE 19890                              Board and until
Date of Birth: 1/57                               successor is
                                                  elected and
                                                  qualified. Officer
                                                  since November
                                                  1999.

JOHN J. KELLEY               Vice President,      Shall serve at            Vice President of         N/A             N/A
1100 North Market Street     Chief Financial      the pleasure of           RSMC since
Wilmington, DE 19890         Officer, Treasurer   the Board and             July 2005;
Date of Birth: 9/59          & Secretary          until successor is        Vice President
                                                  elected and qualified.    of PFPC Inc.
                                                  Officer since             from January
                                                  September 2005.           2005 to June
                                                                            2005; Vice
                                                                            President of
                                                                            Administration,
                                                                            1838 Investment
                                                                            Advisors, LP from
                                                                            1999 to 2005.

WILLIAM P. RICHARDS, JR.     Vice President       Shall serve at            Managing Director,        N/A             N/A
100 Wilshire Boulevard                            the pleasure of           Roxbury Capital
Suite 1000                                        the Board and             Management LLC
Santa Monica, CA 90401                            until successor           (registered investment
Date of Birth: 11/36                              is elected                adviser) since 1998.
                                                  and qualified.
                                                  Officer since
                                                  November 2004.

WILMINGTON FUNDS -- EQUITY FUNDS
--------------------------------
 TRUSTEES AND OFFICERS -- continued
===================================================================================================================================

EXECUTIVE OFFICERS
                                                                                                        Number of
                                                                                 Principal            Portfolios in       Other
                               Position(s)          Term of Office             Occupation(s)            the Trust     Directorships
                                Held with            and Length of              During Past            Overseen by       Held by
Name, Address and Age           the Trust             Time Served                Five Years              Trustee         Trustee
---------------------      -------------------   --------------------    -------------------------    -------------   -------------
ANNA M. BENCROWSKY         Chief Compliance      Shall serve at          Vice President and           N/A             N/A
1100 North Market          Officer               the pleasure of         Chief Compliance
Street                                           the Board and           Officer, RSMC since
Wilmington, DE 19890                             until successor         2004; Vice President
Date of Birth: 5/51                              is elected and          and Chief Compliance
                                                 qualified; Officer      Officer, 1838
                                                 since September         Investment Advisors, LP
                                                 2004.                   from 1998 to 2004;
                                                                         Vice President,
                                                                         Secretary, and
                                                                         Treasurer, 1838
                                                                         Investment Advisors
                                                                         Funds from 1995 to
                                                                         2004; Vice President
                                                                         and Secretary, 1838
                                                                         Bond-Debenture
                                                                         Trading Fund from
                                                                         1982 to 2004.

JOHN C. MCDONNELL          Assistant Treasurer   Shall serve at the      Vice President of            N/A             N/A
1100 North Market                                pleasure of the         RSMC since
Street                                           Board and until         November 2005;
Wilmington, DE 19890                             successor is elected    Audit Senior,
Date of Birth: 4/66                              and qualified.          Deloitte & Touche LLP
                                                 Officer since           from September 2004
                                                 November 2005.          to October 2005;
                                                                         Assistant Vice President
                                                                         of Administration,
                                                                         1838 Investment
                                                                         Advisors, LP from
                                                                         1999 to 2005.

CHARLOTTA E.               Assistant Secretary   Shall serve at the      Mutual Fund Regulatory       N/A             N/A
VON WETTBERG                                     pleasure of the         Administrator, Wilmington
1100 North Market                                Board and until         Trust Company since
Street                                           successor is elected    2003; From 2001 to
Wilmington, DE 19890                             and qualified.          2003, Regulatory
Date of Birth: 9/70                              Officer since           Administrator, PFPC Inc.
                                                 February 2003.

WILMINGTON FUNDS -- EQUITY FUNDS (UNAUDITED)
--------------------------------------------
================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                                    TRUSTEES

                                Robert H. Arnold
                                Dr. Eric Brucker
                               Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                                 Mark A. Sargent
                                  Neil Wolfson
                             ---------------------

                                    OFFICERS

                         Robert J. Christian, President/
                             Chief Executive Officer
                         John J. Kelley, Vice President/
                 Chief Financial Officer/Treasurer and Secretary
                           Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                    William P. Richards, Jr., Vice President
                  Anna M. Bencrowsky, Chief Compliance Officer
                             ---------------------

                               INVESTMENT ADVISER

                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                             ---------------------

                                    CUSTODIAN

                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                             ---------------------


                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT

                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                             ---------------------


This semi-annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Equity Funds -- Institutional Shares or Investor Shares.

WEF-SEMI-12/05

                                                                     WILMINGTON
                                                                          FUNDS






 Equity Funds

            o  Large-Cap Core


            o  Large-Cap Growth


            o  Large-Cap Value


            o  Mid-Cap Core


            o  Small-Cap Core


            o  Small-Cap Growth


            o  Small-Cap Value








                                  SEMI ANNUAL
                               December 31, 2005

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 PRESIDENT'S MESSAGE
================================================================================


DEAR SHAREHOLDER:

   In virtually any calendar year, there are significant differences in the performance of various financial market indexes. Last year, 2005, was no exception. Large capitalization stocks, as represented by the Standard & Poor's (S&P) 500(R) Index, advanced just 4.9% while the S&P SmallCap 600(R)Index rose 7.7% and the S&P MidCap 400(R) Index rose nearly 12.6%. However, returns on foreign equities were among the best last year, with the MSCI EAFE(R) Index having risen just over 13.5%. Fixed income rates of return were virtually all in the low-single digits, with the Lehman Brothers Intermediate Treasury Bond Index at 1.6% and U.S. Treasury Bills at 3.1%.

   As we enter 2006, we find the financial markets continuing to face uncertainties and ambiguities with regards to economic momentum, inflation and Federal Reserve Policy. At least in the first half of the year, the investment markets will be facing a new Chairman of the Federal Reserve (the "Fed") who will likely keep raising interest rates - if only to show that he too is tough on inflation. Thus, short-term interest rates could reach 5% by the spring of 2006 and maybe even higher by mid year. As opposed to 2005, stocks are not likely to get support from strong earnings increases. Moreover, higher energy prices and higher short-term interest rates will likely result in slower overall economic growth as 2006 progresses. Thus, equities will continue to be challenged by these forces and single-digit returns should be the norm. Certainly, certain asset classes will gravitate toward the head of the class but we cannot be certain which classes they are. So, continued asset allocation and diversification is critical to investment success.

WILMINGTON ETF ALLOCATION FUND

   On December 20, 2005, the Wilmington ETF Allocation Fund (the "Fund") commenced operations with both an Institutional Share Class and an Investor Share Class.

   The Fund is currently diversified across a range of equity categories. The Fund maintains a sizeable emphasis on foreign equity markets, with allocations to both international developed markets and emerging markets. In the domestic equity portion of the portfolio, the Fund has an overweight position in large-cap value and a tilt towards growth in the small-cap portfolio in relation to its U.S. equity strategic allocation. The Fund also has an allocation to REITs, which have performed favorably relative to other domestic equity categories.

   We invite your comments and questions and thank you for your investment in the Wilmington ETF Allocation Fund. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                     Sincerely,

                                     /s/ Robert J. Christian

                                     Robert J. Christian
                                     President

January 27, 2006

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================


You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read carefully before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research and from comments provided by the portfolio managers and the sub-adviser of the Fund. These comments reflect opinions as of the date written and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

See Financial Highlights.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 EXPENSE DISCLOSURE
================================================================================


DISCLOSURE OF FUND EXPENSES

The following Expense Table is shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. The Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table illustrates your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expense you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for period indicated.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 EXPENSE DISCLOSURE -- CONTINUED
====================================================================================================================================

FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

EXPENSE TABLE

                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     7/01/05      12/31/05      Ratio       Period*
                                                                                    ---------    ---------    ----------   --------
ETF Allocation Fund - Institutional Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $  986.00       0.70%       $0.23
Hypothetical 5% Return ..........................................................    1,000.00     1,021.68       0.70%        3.57

ETF Allocation Fund - Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $  986.00       0.95%       $0.31
Hypothetical 5% Return ..........................................................    1,000.00     1,020.42       0.95%        4.84

---------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.
(1) The Institutional and Investor Shares of the ETF Allocation Fund commenced operations on December 20, 2005. For purposes of the "Hypothetical 5% Return" the annualized expense ratio was applied to the period July 1, 2005 through December 31, 2005. The "Actual Fund Return" information reflects the performance and expenses since inception.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================


PORTFOLIO HOLDINGS
DECEMBER 31, 2005

The following table presents a summary of the portfolio holdings of the ETF Allocation Fund as a percent of its total investments.



Mutual Funds
 U.S. Equity Funds ....................................................    53.8%
 International Equity Funds ...........................................    27.0%
 Real Estate Funds ....................................................     9.0%
Short-Term Investments ................................................    10.2%
                                                                          -----
                                                                          100.0%
                                                                          =====



DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------

EXCHANGE TRADED FUNDS -- 89.8%
   iShares Cohen & Steers Realty
    Majors Index Fund....................................     6,121   $  456,933
   iShares MSCI EAFE Index Fund..........................    19,325    1,149,065
   iShares MSCI Emerging Markets
    Index................................................     2,615      230,774
   iShares Russell 1000 Value Index
    Fund.................................................    23,208    1,602,047
   iShares Russell 1000 Index Fund.......................    10,141      686,546
   iShares S&P Smallcap 600
    Growth Index Fund....................................     3,938      457,359
                                                                      ----------
  TOTAL EXCHANGE TRADED FUNDS
   (Cost $4,645,822) ..............................................    4,582,724
                                                                      ----------

                                                                         Value
                                                            Shares     (Note 2)
                                                            -------   ----------

 SHORT-TERM INVESTMENTS -- 10.2%
   BlackRock Liquidity Funds
    TempCash Portfolio --
    Institutional Series................................    258,369   $  258,369
   BlackRock Liquidity Funds
    TempFund Portfolio --
    Institutional Series................................    258,369      258,369
   PNC Bank Money Market................................      5,220        5,220
                                                                      ----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $521,958) ................................................      521,958
                                                                      ----------
 TOTAL INVESTMENTS -- 100.0%
   (Cost $5,167,780) ..............................................   $5,104,682
                                                                      ==========



















    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 FINANCIAL STATEMENTS
================================================================================


STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005 (Unaudited)

ASSETS:
Investment in securities, at value (cost $5,167,780) .............   $5,104,682
Receivable for fund shares sold ..................................      786,300
Receivable from Advisor ..........................................        4,854
Dividends and interest receivable ................................          668
Other assets .....................................................       30,050
                                                                     ----------
Total assets .....................................................    5,927,354
                                                                     ----------
LIABILITIES:
Payable for investments purchased ................................    1,307,566
Other accrued expenses ...........................................       35,428
                                                                     ----------
Total liabilities ................................................    1,343,794
                                                                     ----------
NET ASSETS .......................................................   $4,583,560
                                                                     ==========
NET ASSETS CONSIST OF:
Paid-in capital ..................................................   $4,627,300
Undistributed net investment income ..............................       20,354
Accumulated net realized loss on investments .....................         (996)
Net unrealized appreciation (depreciation) of investments ........      (63,098)
                                                                     ----------
NET ASSETS .......................................................   $4,583,560
                                                                     ==========
NET ASSETS BY SHARE CLASS:
 Institutional Shares ............................................   $4,573,701
 Investor Shares .................................................        9,859
                                                                     ----------
                                                                     $4,583,560
                                                                     ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ($0.01 par value, unlimited authorized shares)
 Institutional Shares ............................................      463,717
 Investor Shares .................................................        1,000

PER SHARE:
 Institutional Shares (net asset value, offering and redemption
  price)..........................................................   $     9.86
                                                                     ----------
 Investor Shares (net asset value (NAV) and redemption price) ....   $     9.86
                                                                     ----------
 Investor Shares (public offering price -- NAV / 0.965) ..........   $    10.22
                                                                     ----------





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENT OF OPERATIONS
For the Period Ended December 31, 2005(1) (Unaudited)

INVESTMENT INCOME:
 Dividends .........................................................   $ 20,103
 Interest ..........................................................        775
                                                                       --------
    Total investment income ........................................     20,878
                                                                       --------
EXPENSES:
 Advisory fees .....................................................        374
 Administration and accounting fees ................................      4,053
 Professional fees .................................................      1,471
 Registration fees .................................................        975
 Federal excise tax expense ........................................        815
 Trustees' fees ....................................................        812
 Custody fees ......................................................        469
 Reports to shareholders ...........................................        250
 Transfer agent fees ...............................................         77
 Compliance services ...............................................          9
 Distribution fees - Investors Shares ..............................          1
 Other .............................................................        473
                                                                       --------
   Total expenses before fee waivers ...............................     11,478
   Advisory fees waived/reimbursement from Adviser .................     (5,228)
   Administration and accounting fees waived .......................     (4,027)
                                                                       --------
    Total expenses, net ............................................        524
                                                                       --------
 Net investment income .............................................     20,354
                                                                       --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized loss on investments ..................................       (996)
 Net change in unrealized appreciation (depreciation) on investments    (63,098)
                                                                       --------
 Net loss on investments ...........................................    (64,094)
                                                                       --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............   $(43,740)
                                                                       ========
______________
(1) The Fund commenced operations on December 20, 2005.





    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================


STATEMENT OF CHANGES IN NET ASSETS
For the Period Ended December 31, 20051 (Unaudited)

INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment income ...........................................   $   20,354
 Net realized loss on investments ................................         (996)
 Net change in unrealized appreciation (depreciation) on
  investments.....................................................      (63,098)
                                                                     ----------
 Net decrease in net assets resulting from operations ............      (43,740)
                                                                     ----------
Fund share transactions (Note 5):
 Proceeds from shares sold .......................................    4,627,300
                                                                     ----------
Net increase in net assets from Fund
 share transactions ..............................................    4,627,300
                                                                     ----------
Total increase in net assets .....................................    4,583,560
NET ASSETS:
 Beginning of period .............................................           --
                                                                     ----------
 End of period ...................................................   $4,583,560
                                                                     ==========
Undistributed net investment income ..............................   $   20,354
                                                                     ----------
______________
(1) The Fund commenced operations on December 20, 2005.















    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================


   The following tables include selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                For the Period
                                                            December 20, 2005(1)
                                                                  through
                                                             December 31, 2005
                                                                (Unaudited)
                                                            ------------------

ETF ALLOCATION FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ....................         $10.00
                                                                    ------
INVESTMENT OPERATIONS:
 Net investment income ....................................           0.08(2)
 Net realized and unrealized loss on investments ..........          (0.22)
                                                                    ------
    Total from investment operations ......................          (0.14)
                                                                    ------
NET ASSET VALUE -- END OF PERIOD ..........................         $ 9.86
                                                                    ======
TOTAL RETURN ..............................................          (1.40)%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................           0.70%*
   Excluding expense limitations ..........................           7.69%*
 Net investment income ....................................          27.23%*,(3)
Portfolio turnover rate ...................................              4%**
Net assets at the end of period (000 omitted) .............         $4,574


---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Because the Fund has only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.










    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                              For the Period
                                                            December 20, 2005(1)
                                                                  through
                                                             December 31, 2005
                                                                (Unaudited)
                                                            ------------------

ETF ALLOCATION FUND -- INVESTOR SHARES

NET ASSET VALUE -- BEGINNING OF PERIOD ..................         $10.00
                                                                  ------
INVESTMENT OPERATIONS:
 Net investment income ..................................           0.08(2)
 Net realized and unrealized loss on investments ........          (0.22)
                                                                  ------
    Total from investment operations ....................          (0.14)
                                                                  ------
NET ASSET VALUE -- END OF PERIOD ........................         $ 9.86
                                                                  ======
TOTAL RETURN ............................................          (1.40)%**,(4)
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ........................           0.95%*
   Excluding expense limitations ........................          10.00%*
 Net investment income ..................................          27.08%*,(3)
Portfolio turnover rate .................................              4%**
Net assets at the end of period (000 omitted) ...........         $   10

---------------
*    Annualized
**   Not annualized
(1)  Commencement of operations.
(2) The net investment income per share was calculated using the average shares outstanding method.
(3) Because the Fund has only a brief operating history, shareholders should not expect, on a long-term basis, the net investment income ratio shown for the period.
(4) The total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.















    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. The Trust currently offers 26 series, of which, the Wilmington ETF Allocation Fund is included in these financial statements. The Fund primarily invests in Exchange Traded Funds ("ETFs"). ETFs are registered investment companies whose shares are listed and traded on U.S. stock exchanges or otherwise traded in the over-the-counter market. ETFs seek to track a specified securities index or a basket of securities that an "index provider" (such as Standard & Poor, Russell or MSCI) selects as representative of a market, market segment, industry sector, country or geographic region. An ETF portfolio generally holds the same stocks or bonds as the index it tracks (or it may hold a representative sample of such securities).

   The Fund offers two classes of shares: Institutional Shares and Investor Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Fund:

   Security Valuation. Securities held by the Fund which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Fund's policy is intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

   Federal Income Taxes. The Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

   Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. The Fund uses the specific identification method for determining realized gains and losses on investments
                                       12

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================


   for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount.

   Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

   Distributions to Shareholders. Distributions from net investment income and realized gains, if any, are declared and paid to shareholders annually.

   Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to the Fund. For its services, RSMC receives a fee of 0.50% of the Fund's first $1 billion of average daily net assets, 0.45% of the Fund's next $1 billion of average daily net assets and 0.40% of the Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC. Such fee paid to WTIM will not exceed the contractual amount of RSMC's fee.

   RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed 0.70% of average daily net assets, excluding class-specific expenses (such as Rule 12b-1 and shareholder services). The undertaking will remain in place until January 1, 2009 unless the Trustees approve its earlier termination.

   RSMC provides compliance services to the Fund pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.012% of the Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the period ended December 31, 2005 are shown separately on the statement of operations.

   Compensation of Trustees and Officers. Trustees and officers of the Fund who are interested persons of RSMC, as defined in the 1940 Act, receive no compensation from the Fund. Trustees of the Fund who are not interested persons of RSMC, as defined in the 1940 Act, receive compensation and reimbursement of expenses. Under a

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

   Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

   Distribution Fees. The Investor Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay a fee for the sale and distribution of Investor Shares, and for services provided to Investor Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of the Fund's average daily net assets of the Investor Shares.

   Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Fund and PFPC Trust Company serves as sub-custodian to the Fund. The Fund pays WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the period ended December 31, 2005, are shown separately in the statements of operations.

   The Fund effects trades for security purchase and sale transactions through brokers that are affiliates of the adviser. Commissions paid on those trades for the period ended December 31, 2005 were $2,725.

4. INVESTMENT SECURITIES TRANSACTIONS. During the period ended December 31, 2005, the Fund had purchases and sales of investment securities (excluding short-term investments) of $4,820,713 and $173,895, respectively.

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the period ended December 31, 2005 for the Institutional Shares and Investor Shares are as follows.

                                                                                           Institutional Shares    Investor Shares
                                                                                           Shares      Dollars     Shares   Dollars
  Sold ................................................................................   463,717    $4,617,300    1,000    $10,000
                                                                                          -------    ----------    ------   -------
  Net increase ........................................................................   463,717    $4,617,300    1,000    $10,000
                                                                                          =======    ==========    =====    =======

6. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gains do not require such reclassification. The Fund made no distributions during the period ended December 31, 2005.

   The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax basis balances have not been determined as of December 31, 2005.

7. CONTRACTUAL OBLIGATIONS. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS --  ETF ALLOCATION FUND
----------------------------------------
 APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT
================================================================================

   At a meeting held on November 29, 2005, the Board of Trustees including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees") unanimously approved the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington ETF Allocation Fund (the "Fund"), and RSMC (the "Advisory Agreement") for an initial two-year period. The Trustees also unanimously approved a sub-advisory agreement (the "WTIM Agreement" and with the Advisory Agreement, the "Agreement") among the Trust on behalf of the Fund, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities and performs research, statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation which is under common control with RSMC and whose employees are also employees of RSMC.

   Before meeting to determine whether to approve the Agreement, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreement. The materials generally included information regarding (i) proposed services to be performed for the Trust and the Fund, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of the Fund, (iv) investment performance of similarly managed accounts, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between the Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Fund, (ix) the compliance with federal securities laws and other regulatory requirements, and (x) RSMC's proxy voting policies. The Trustees also received information regarding the proposed advisory fees and an analysis of these fees in relation to the proposed delivery of services to the Fund, the estimated costs of providing such services, the anticipated profitability of the firm in general and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Trust.

   During its deliberations on whether to approve the Agreement, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Board considered the services to be provided to the Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Fund. The Trustees concluded that the nature, extent and quality of the services to be provided by RSMC and WTIM to the Fund were appropriate and consistent with the terms of the proposed advisory and sub-advisory agreements, that the quality of the proposed services appeared to be consistent with industry norms and that the Fund were likely to benefit from the provision of those services. They also concluded that RSMC and WTIM had sufficient personnel, with the appropriate education and experience, to serve the Fund effectively and had demonstrated its ability to attract and retain qualified personnel as evidenced from the Trustees experience with other series of the Trust.

   The Trustees then considered the costs of the services to be provided by RSMC and WTIM, the proposed compensation and expected benefits received by RSMC and WTIM in providing services to the Fund, and RSMC's and WTIM's anticipated profitability. In addition, the Trustees considered any direct or indirect revenues received by affiliates of RSMC and WTIM. It was noted that RSMC's and WTIM's anticipated level of profitability is an

WILMINGTON FUNDS --  ETF ALLOCATION FUND
----------------------------------------
 APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT -- continued
================================================================================

important factor to consider, and the Trustees should be satisfied that the RSMC's and WTIM's profits are sufficient to continue as a healthy concern generally and as investment adviser or sub-adviser of the Fund specifically. The Trustees concluded that RSMC's and WTIM's anticipated fees derived from its relationship with the Trust in light of the Fund's expenses, were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the estimated total expense ratio of the Fund was reasonable, taking into account the projected growth and size of the Fund, the quality of services to be provided by RSMC and WTIM, and the expense limitation agreed to by RSMC.

   The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Fund grows, and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for the Fund for the benefit of Fund shareholders due to break-points in the advisory and sub-advisory fees. The Trustees also determined to enter into the proposed advisory and sub-advisory agreement for an initial two-year period.

   After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of the Fund and its prospective shareholders to approve the Agreement. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment advisers, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it related to the business of the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                        Number of
                                                                                  Principal           Portfolios in       Other
                              Position(s)          Term of Office               Occupation(s)           the Trust     Directorships
                               Held with            and Length of                During Past           Overseen by       Held by
Name, Address and Age          the Trust             Time Served                 Five Years              Trustee         Trustee
---------------------       ---------------   ------------------------    ------------------------    -------------   -------------
ROBERT J. CHRISTIAN(1)      Trustee           Shall serve until death,    Executive Vice                   26         None
Date of Birth: 2/49         President,        Resignation or removal.     President and
                            Chief Executive   Trustee, President and      Chief Investment
                            Officer and       Chairman of the Board       Officer of Wilmington
                            Chairman of       since October 1998.         Trust Company since
                            the Board.                                    February 1996; President
                                                                          of Rodney Square
                                                                          Management Corporation
                                                                          ("RSMC") from 1996
                                                                          to 2005; Vice President
                                                                          of RSMC since 2005.

NEIL WOLFSON(2)             Trustee,          Shall serve at the          Chief Investment Officer         26         None
Date of Birth: 6/64                           pleasure of the Board       of Wilmington Trust
                                              and until successor is      Investment Management,
                                              elected and qualified.      LLC ("WTIM") since
                                              Trustee since November      July 2004; Previously,
                                              2005.                       Partner at KPMG form
                                                                          1996-2004.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Vice President of RSMC, an investment adviser to the Trust.

(2) Mr. Wolfson is an "interested" Trustee by reason of his position as Chief Investment Officer of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 TRUSTEES AND OFFICERS -- continued
===================================================================================================================================

INDEPENDENT TRUSTEES
                                                                                                   Number of
                                                                             Principal           Portfolios in          Other
                           Position(s)        Term of Office               Occupation(s)           the Trust        Directorships
                            Held with          and Length of                During Past           Overseen by          Held by
Name, Address and Age       the Trust           Time Served                 Five Years              Trustee            Trustee
---------------------      -----------   ------------------------    ------------------------    -------------   ------------------
ROBERT ARNOLD              Trustee       Shall serve until death,    Founder and co-manages,          26         First Potomac
Date of Birth: 3/44                      resignation or removal.     R. H. Arnold & Co., Inc.                    Realty Trust
                                         Trustee since May           (investment banking                         (real estate
                                         1997.                       company) since 1989.                        investment trust).

DR. ERIC BRUCKER           Trustee       Shall serve until           Professor of Economics,          26         None
Date of Birth: 12/41                     death, resignation or       Widener University since
                                         removal. Trustee            July 2004; formerly,
                                         since October               Dean, School of Business
                                         1999.                       Administration of
                                                                     Widener University
                                                                     from 2001 to 2004;
                                                                     Dean, College of
                                                                     Business, Public Policy
                                                                     and Health at
                                                                     the University of
                                                                     Maine from September
                                                                     1998 to June 2001.

NICHOLAS GIORDANO          Trustee       Shall serve until death,    Consultant,                      26         Kalmar Pooled
Date of Birth: 3/43                      resignation or removal.     financial services                          Investment Trust;
                                         Trustee since October       organizations from                          Independence
                                         1998.                       1997 to present;                            Blue Cross; and
                                                                     Interim President,                          IntriCon
                                                                     LaSalle University                          Corporation
                                                                     from 1998 to 1999.                          (industrial
                                                                                                                 furnaces and
                                                                                                                 ovens).

LOUIS KLEIN, JR.           Trustee       Shall serve until           Self-employed                    26         CRM Mutual
Date of Birth: 5/35                      death, resignation          financial consultant                        Fund Trust;
                                         or removal. Trustee         since 1991.                                 and WHX
                                         since October 1999.                                                     Corporation.

CLEMENT C. MOORE, II       Trustee       Shall serve until death,    Managing Partner,                26         CRM Mutual
Date of Birth: 9/44                      resignation or removal.     Mariemont Holdings,                         Fund Trust
                                         Trustee since October       LLC, (real estate
                                         1999.                       holding and development
                                                                     company) since 1980.

JOHN J. QUINDLEN           Trustee       Shall serve until death,    Retired since 1993.              26         None
Date of Birth: 5/32                      resignation or removal.
                                         Trustee since October
                                         1999.

MARK A. SARGENT            Trustee       Shall serve until death,    Dean and Professor               26         None
Date of Birth: 4/51                      resignation or removal.     of Law, Villanova
                                         Trustee since November      University School of
                                         2001.                       Law since July 1997.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 TRUSTEES AND OFFICERS -- continued
===================================================================================================================================

EXECUTIVE OFFICERS
                                                                                                        Number of
                                                                                   Principal          Portfolios in       Other
                                Position(s)           Term of Office             Occupation(s)          the Trust     Directorships
                                 Held with             and Length of              During Past          Overseen by       Held by
Name, Address and Age            the Trust              Time Served               Five Years             Trustee         Trustee
---------------------        ------------------   ----------------------    ----------------------    -------------   -------------
ERIC K. CHEUNG               Vice President       Shall serve at            Vice President,           N/A             N/A
1100 North Market Street                          the pleasure of           Wilmington Trust
Wilmington, DE 19890                              the Board and             Company since
Date of Birth: 12/54                              until successor is        1986; and Vice
                                                  elected and               President and
                                                  qualified. Officer        Director, RSMC
                                                  since October             since 2001.
                                                  1998.

JOSEPH M. FAHEY, JR.         Vice President       Shall serve at the        Vice President,           N/A             N/A
1100 North Market Street                          pleasure of the           RSMC since 1992.
Wilmington, DE 19890                              Board and until
Date of Birth: 1/57                               successor is
                                                  elected and
                                                  qualified. Officer
                                                  since November
                                                  1999.

JOHN J. KELLEY               Vice President,      Shall serve at            Vice President of         N/A             N/A
1100 North Market Street     Chief Financial      the pleasure of           RSMC since
Wilmington, DE 19890         Officer, Treasurer   the Board and             July 2005;
Date of Birth: 9/59          & Secretary          until successor is        Vice President
                                                  elected and qualified.    of PFPC Inc.
                                                  Officer since             from January
                                                  September 2005.           2005 to June
                                                                            2005; Vice
                                                                            President of
                                                                            Administration,
                                                                            1838 Investment
                                                                            Advisors, LP from
                                                                            1999 to 2005.

WILLIAM P. RICHARDS, JR.     Vice President       Shall serve at            Managing Director,        N/A             N/A
100 Wilshire Boulevard                            the pleasure of           Roxbury Capital
Suite 1000                                        the Board and             Management LLC
Santa Monica, CA 90401                            until successor           (registered investment
Date of Birth: 11/36                              is elected                adviser) since 1998.
                                                  and qualified.
                                                  Officer since
                                                  November 2004.

WILMINGTON FUNDS -- ETF ALLOCATION FUND
---------------------------------------
 TRUSTEES AND OFFICERS -- continued
===================================================================================================================================

EXECUTIVE OFFICERS
                                                                                                        Number of
                                                                                 Principal            Portfolios in       Other
                               Position(s)          Term of Office             Occupation(s)            the Trust     Directorships
                                Held with            and Length of              During Past            Overseen by       Held by
Name, Address and Age           the Trust             Time Served                Five Years              Trustee         Trustee
---------------------      -------------------   --------------------    -------------------------    -------------   -------------
ANNA M. BENCROWSKY         Chief Compliance      Shall serve at          Vice President and           N/A             N/A
1100 North Market          Officer               the pleasure of         Chief Compliance
Street                                           the Board and           Officer, RSMC since
Wilmington, DE 19890                             until successor         2004; Vice President
Date of Birth: 5/51                              is elected and          and Chief Compliance
                                                 qualified; Officer      Officer, 1838
                                                 since September         Investment Advisors, LP
                                                 2004.                   from 1998 to 2004;
                                                                         Vice President,
                                                                         Secretary, and
                                                                         Treasurer, 1838
                                                                         Investment Advisors
                                                                         Funds from 1995 to
                                                                         2004; Vice President
                                                                         and Secretary, 1838
                                                                         Bond-Debenture
                                                                         Trading Fund from
                                                                         1982 to 2004.

JOHN C. MCDONNELL          Assistant Treasurer   Shall serve at the      Vice President of            N/A             N/A
1100 North Market                                pleasure of the         RSMC since
Street                                           Board and until         November 2005;
Wilmington, DE 19890                             successor is elected    Audit Senior,
Date of Birth: 4/66                              and qualified.          Deloitte & Touche LLP
                                                 Officer since           from September 2004
                                                 November 2005.          to October 2005;
                                                                         Assistant Vice President
                                                                         of Administration,
                                                                         1838 Investment
                                                                         Advisors, LP from
                                                                         1999 to 2005.

CHARLOTTA E. VON           Assistant Secretary   Shall serve at the      Mutual Fund Regulatory       N/A             N/A
WETTBERG                                         pleasure of the         Administrator, Wilmington
1100 North Market                                Board and until         Trust Company since
Street                                           successor is elected    2003; From 2001 to
Wilmington, DE 19890                             and qualified.          2003, Regulatory
Date of Birth: 9/70                              Officer since           Administrator, PFPC Inc.
                                                 February 2003.

WILMINGTON FUNDS -- ETF ALLOCATION FUND (UNAUDITED)
---------------------------------------------------
================================================================================


VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                                    TRUSTEES

                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                                Mark A. Sargent
                                  Neil Wolfson
                           --------------------------

                                    OFFICERS

                        Robert J. Christian, President/
                            Chief Executive Officer
                        John J. Kelley, Vice President/
                Chief Financial Officer/Treasurer and Secretary
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                    William P. Richards, Jr., Vice President
                  Anna M. Bencrowsky, Chief Compliance Officer
                           --------------------------

                               INVESTMENT ADVISER

                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890

                           --------------------------
                                    CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                           --------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                           --------------------------



This semi-annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington ETF Allocation Fund-Institutional Shares or Investor Shares.


WETF-SEMI-12/05



                                                                     WILMINGTON
                                                                          FUNDS






                               ETF Allocation Fund



















                                   SEMI ANNUAL
                                December 31, 2005

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 PRESIDENT'S MESSAGE
================================================================================

DEAR SHAREHOLDER:

   In virtually any calendar year, there are significant differences in the performance of various financial market indexes. Last year, 2005, was no exception. Large capitalization stocks, as represented by the Standard & Poor's (S&P) 500(R) Index, advanced just 4.9% while the S&P SmallCap 600(R)Index rose 7.7% and the S&P MidCap 400(R) Index rose nearly 12.6%. However, returns on foreign equities were among the best last year, with the MSCI EAFE(R) Index having risen just over 13.5%. Fixed income rates of return were virtually all in the low-single digits, with the Lehman Brothers Intermediate Treasury Bond Index at 1.6% and U.S. Treasury Bills at 3.1%.

   As we enter 2006, we find the financial markets continuing to face uncertainties and ambiguities with regards to economic momentum, inflation and Federal Reserve Policy. At least in the first half of the year, the investment markets will be facing a new Chairman of the Federal Reserve (the "Fed") who will likely keep raising interest rates - if only to show that he too is tough on inflation. Thus, short-term interest rates could reach 5% by the spring of 2006 and maybe even higher by mid year. As opposed to 2005, stocks are not likely to get support from strong earnings increases. Moreover, higher energy prices and higher short-term interest rates will likely result in slower overall economic growth as 2006 progresses. Thus, equities will continue to be challenged by these forces and single-digit returns should be the norm. Certainly, certain asset classes will gravitate toward the head of the class but we cannot be certain which classes they are. So, continued asset allocation and diversification is critical to investment success.

WILMINGTON ASSET ALLOCATION FUNDS -- AGGRESSIVE ASSET ALLOCATION FUND, MODERATE ASSET ALLOCATION FUND AND CONSERVATIVE ASSET ALLOCATION FUND

   On December 20, 2005, the Wilmington Aggressive Asset Allocation Fund, the Moderate Asset Allocation Fund and the Conservative Asset Allocation Fund (each a "Fund" and collectively, the "Asset Allocation Funds") commenced operations. Each Fund started with both an Institutional Share Class and an Investor Share Class.

   Each Fund is currently overweight in international equity and cash equivalents with an underweight in fixed income in relation to each Fund's target strategic allocations. The emphasis on foreign equities reflects the fact that our modeling suggests foreign equity markets may offer superior valuations and more attractive momentum characteristics than the domestic markets, coupled with the potential negative consequences that slowing earnings growth, rising interest rates, and higher inflation may have on the domestic equity markets. The underweight positioning in fixed income and the overweight position in cash reflect our concern about rising interest rates as the Fed continues its campaign of removing all sources of monetary stimulus from the economy.

   We invite your comments and questions and thank you for your investment in the Wilmington Asset Allocation Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                     Sincerely,

                                     /s/ Robert J. Christian
                                     -----------------------

                                     Robert J. Christian
                                     President

January 27, 2006

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 PRESIDENT'S MESSAGE -- continued
================================================================================

You should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing. A prospectus with this and other information may be obtained by calling 800-336-9970. The prospectus should be read carefully before investing.

Mr. Christian's comments reflect the investment adviser's views generally regarding the market and the economy and are compiled from the investment adviser's research and from comments provided by the portfolio managers and the sub-advisers of each of the Funds. These comments reflect opinions as of the date written and are subject to change at any time.

Distributed by Professional Funds Distributor, LLC.

See financial highlights.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 EXPENSE DISCLOSURE
================================================================================

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund's costs in two ways.

   o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

   o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

EXPENSE TABLES

                                                                                    BEGINNING      ENDING                  EXPENSES
                                                                                     ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                                                      VALUE        VALUE       EXPENSE      DURING
                                                                                     7/01/05      12/31/05      RATIO       PERIOD*
                                                                                    ---------    ---------    ----------   --------
Aggressive Allocation -- Institutional Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,001.00       0.50%       $0.15
Hypothetical 5% Return. .........................................................    1,000.00     1,022.69       0.50%        2.55

Aggressive Allocation -- Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,001.00       0.75%       $0.23
Hypothetical 5% Return. .........................................................    1,000.00     1,021.43       0.75%        3.82

                                       3

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 EXPENSE DISCLOSURE -- continued
================================================================================

FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

                                                                                    BEGINNING      ENDING                  EXPENSES
                                                                                     ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                                                      VALUE        VALUE       EXPENSE      DURING
                                                                                     7/01/05      12/31/05      RATIO       PERIOD*
                                                                                    ---------    ---------    ----------   --------
Moderate Asset Allocation -- Institutional Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,001.00       0.50%       $0.15
Hypothetical 5% Return. .........................................................    1,000.00     1,022.69       0.50%        2.55

Moderate Asset Allocation -- Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,001.00       0.75%       $0.23
Hypothetical 5% Return. .........................................................    1,000.00     1,021.43       0.75%        3.82

Conservative Asset Allocation -- Institutional Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,001.00       0.50%       $0.15
Hypothetical 5% Return ..........................................................    1,000.00     1,022.69       0.50%        2.55

Conservative Asset Allocation -- Investor Shares(1)
Actual Fund Return ..............................................................   $1,000.00    $1,001.00       0.75%       $0.23
Hypothetical 5% Return ..........................................................    1,000.00     1,021.43       0.75%        3.82

---------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

(1) The Institutional and Investor Shares of the Asset Allocation Funds commenced operations on December 20, 2005. For purposes of the "Hypothetical 5% Return", the annualized expense ratio was applied to the period July 1, 2005 through December 31, 2005. The "Actual Fund Return" information reflects the performance and expenses since inception.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================

PORTFOLIO HOLDINGS

DECEMBER 31, 2005

The following tables present a summary of the portfolio holdings of each of the Wilmington Asset Allocation Funds as a percent of its total investments.


AGGRESSIVE ASSET ALLOCATION FUND
Affiliated Investment Companies
 U.S. Equity Funds .................................................     46.0%
 International Equity Funds ........................................     38.0%
 Real Estate Funds .................................................      8.0%
Short-Term Investments .............................................      8.0%
                                                                        -----
                                                                        100.0%
                                                                        =====
MODERATE ASSET ALLOCATION FUND
Affiliated Investment Companies
 Fixed Income Funds ................................................     35.0%
 U.S. Equity Funds .................................................     24.0%
 International Equity Funds ........................................     22.0%
 Real Estate Funds .................................................      9.0%
Short-Term Investments .............................................     10.0%
                                                                        -----
                                                                        100.0%
                                                                        =====
CONSERVATIVE ASSET ALLOCATION FUND
Affiliated Investment Companies
 Fixed Income Funds ................................................     55.0%
 International Equity Funds ........................................     15.0%
 U.S. Equity Funds .................................................     13.0%
 Real Estate Funds .................................................      8.0%
Short-Term Investments .............................................      9.0%
                                                                        -----
                                                                        100.0%
                                                                        =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).
                                       5

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
AGGRESSIVE ASSET ALLOCATION FUND

AFFILIATED INVESTMENT COMPANIES+ -- 92.0%
   Wilmington Multi-Manager International Fund.............    20,925   $191,047
   Wilmington Multi-Manager Large-Cap Fund.................    12,285    148,894
   Wilmington Multi-Manager Mid-Cap Fund...................     2,385     30,072
   Wilmington Multi-Manager Real Estate Securities Fund....     2,905     40,261
   Wilmington Multi-Manager Small-Cap Fund.................     3,723     50,186
                                                                        --------
  TOTAL AFFILIATED INVESTMENT COMPANIES
   (Cost $460,000) ..................................................    460,460
                                                                        --------
SHORT-TERM INVESTMENTS -- 8.0%
   Wilmington Prime Money Market Fund++....................    40,000     40,000
                                                                        --------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $40,000) ...................................................     40,000
                                                                        --------
TOTAL INVESTMENTS -- 100.0%
   (Cost $500,000) ..................................................   $500,460
                                                                        ========
MODERATE ASSET ALLOCATION FUND

AFFILIATED INVESTMENT COMPANIES+ -- 90.0%
   Wilmington Multi-Manager Mid-Cap Fund...................     1,590   $ 20,048
   Wilmington Multi-Manager International Fund.............    12,115    110,606
   Wilmington Multi-Manager Large-Cap Fund.................     6,552     79,410
   Wilmington Multi-Manager Real Estate Securities Fund....     3,268     45,294
   Wilmington Multi-Manager Small-Cap Fund.................     1,489     20,074
   Wilmington Short/Intermediate-Term Bond Fund............    17,535    175,176
                                                                        --------
  TOTAL AFFILIATED INVESTMENT COMPANIES
   (Cost $450,000) ..................................................    450,608
                                                                        --------
SHORT-TERM INVESTMENTS -- 10.0%
   Wilmington Prime Money Market Fund++....................    50,000     50,000
                                                                        --------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $50,000) ...................................................     50,000
                                                                        --------
TOTAL INVESTMENTS -- 100.0%
   (Cost $500,000) ..................................................   $500,608
                                                                        ========


                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
CONSERVATIVE ASSET ALLOCATION FUND

AFFILIATED INVESTMENT COMPANIES+ -- 91.0%
   Wilmington Multi-Manager International Fund.............     8,260   $ 75,413
   Wilmington Multi-Manager Large-Cap Fund.................     4,095     49,631
   Wilmington Multi-Manager Real Estate Securities Fund....     2,905     40,261
   Wilmington Multi-Manager Small-Cap Fund.................     1,117     15,056
   Wilmington Short/Intermediate-Term Bond Fund............    27,555    275,276
                                                                        --------
  TOTAL AFFILIATED INVESTMENT COMPANIES
   (Cost $455,000) ..................................................    455,637
                                                                        --------
SHORT-TERM INVESTMENTS -- 9.0%
   Wilmington Prime Money Market Fund++....................    45,000     45,000
                                                                        --------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $45,000) ...................................................     45,000
                                                                        --------
TOTAL INVESTMENTS -- 100.0%
   (Cost $500,000) ..................................................   $500,637
                                                                        ========


+ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

++  The Fund invests in the Investor Shares of Wilmington Prime Money Market
    Fund.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005 (Unaudited)

                                                                           Aggressive Asset    Moderate Asset    Conservative Asset
                                                                            Allocation Fund    Allocation Fund     Allocation Fund
                                                                           ----------------    ---------------   ------------------
ASSETS:
Investment in affiliated investment companies, at market*..............        $500,460           $500,608            $500,637
Receivable for fund shares sold........................................              --             17,377                  --
Receivable from Advisor................................................           4,261              4,261               4,261
Dividends and interest receivable......................................              46                 62                  56
Other assets...........................................................          28,683             28,682              28,684
                                                                               --------           --------            --------
Total assets...........................................................         533,450            550,990             533,638
                                                                               --------           --------            --------
LIABILITIES:
Other accrued expenses.................................................          33,028             33,028              33,028
                                                                               --------           --------            --------
Total liabilities......................................................          33,028             33,028              33,028
                                                                               --------           --------            --------
NET ASSETS.............................................................        $500,422           $517,962            $500,610
                                                                               ========           ========            ========
NET ASSETS CONSIST OF:
Paid-in capital........................................................        $500,000           $517,377            $500,000
Accumulated net investment loss........................................             (38)               (23)                (27)
Net unrealized appreciation of investments.............................             460                608                 637
                                                                               --------           --------            --------
NET ASSETS.............................................................        $500,422           $517,962            $500,610
                                                                               ========           ========            ========
NET ASSETS BY SHARE CLASS:
 Institutional Shares..................................................        $490,414           $490,628            $490,599
 Investor Shares.......................................................          10,008             27,334              10,011
                                                                               --------           --------            --------
                                                                               $500,422           $517,962            $500,610
                                                                               ========           ========            ========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ($0.01 par value, unlimited authorized shares):
 Institutional Shares..................................................          49,000             49,000              49,000
 Investor Shares.......................................................           1,000              2,731               1,000

PER SHARE:
 Institutional Shares (net asset value, offering and redemption
      price)...........................................................        $  10.01           $  10.01            $  10.01
                                                                               --------           --------            --------
 Investor Shares (net asset value (NAV) and redemption price)..........        $  10.01           $  10.01            $  10.01
                                                                               --------           --------            --------
 Investor Shares (Public offering price -- NAV / 0.965)................        $  10.37           $  10.37            $  10.37
                                                                               --------           --------            --------
-----------
*Investments in affiliated investment companies at cost................        $500,000           $500,000            $500,000


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Period Ended December 31, 2005* (Unaudited)

                                                                           Aggressive Asset    Moderate Asset    Conservative Asset
                                                                            Allocation Fund    Allocation Fund     Allocation Fund
                                                                           ----------------    ---------------   ------------------
INVESTMENT INCOME:
 Dividends from affiliated investment companies........................         $    46            $    62             $    56
                                                                                -------            -------             -------
 Total investment income...............................................              46                 62                  56
                                                                                -------            -------             -------
EXPENSES:
 Administration and accounting fees....................................           1,633              1,433               1,633
 Professional fees.....................................................           1,409              1,409               1,409
 Registration fees.....................................................             975                975                 975
 Trustees' fees........................................................             812                812                 812
 Custody fees..........................................................             694                694                 694
 Reports to shareholders...............................................             250                250                 250
 Transfer Agent fees...................................................              77                 77                  77
 Compliance services...................................................               2                  2                   2
 Distribution fees-Investor Shares.....................................               1                  1                   1
 Other.................................................................              94                 95                  93
                                                                                -------            -------             -------
   Total expenses before fee waivers and expense reimbursements........           5,947              5,748               5,946
   Expenses reimbursed.................................................          (4,261)            (4,261)             (4,261)
   Administration and accounting fees waived...........................          (1,602)            (1,402)             (1,602)
                                                                                -------            -------             -------
    Total expenses, net................................................              84                 85                  83
                                                                                -------            -------             -------
 Net investment loss...................................................             (38)               (23)                (27)
                                                                                -------            -------             -------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Change in unrealized appreciation of investments in affiliated
   investment companies................................................             460                608                 637
                                                                                -------            -------             -------
 Net gain on investments...............................................             460                608                 637
                                                                                -------            -------             -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...................         $   422            $   585             $   610
                                                                                =======            =======             =======
-----------
*Commencement of operations was December 20, 2005.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Period Ended December 31, 2005* (Unaudited)

                                                                           Aggressive Asset    Moderate Asset    Conservative Asset
                                                                            Allocation Fund    Allocation Fund     Allocation Fund
                                                                           ----------------    ---------------   ------------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss...................................................        $    (38)          $    (23)           $    (27)
 Net change in unrealized appreciation on investments..................             460                608                 637
                                                                               --------           --------            --------
Net increase in net assets resulting from operations...................             422                585                 610
                                                                               --------           --------            --------
Fund share transactions (Note 5):
 Proceeds from shares sold.............................................         500,000            517,377             500,000
                                                                               --------           --------            --------
Net increase in net assets from Fund share transactions................         500,000            517,377             500,000
                                                                               --------           --------            --------
Total increase in net assets...........................................         500,422            517,962             500,610
NET ASSETS:
 Beginning of period...................................................              --                 --                  --
                                                                               --------           --------            --------
 End of period.........................................................        $500,422           $517,962            $500,610
                                                                               ========           ========            ========
Accumulated net investment loss........................................        $    (38)          $    (23)           $    (27)
                                                                               --------           --------            --------
------------
*Commencement of operations was December 20, 2005.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout the period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                               For the Period
                                                            December 20, 2005(1)
                                                                   through
                                                              December 31, 2005
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES         (Unaudited)
                                                             ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................        $10.00
                                                                   ------
INVESTMENT OPERATIONS:
 Net investment loss ......................................            --(2)
 Net realized and unrealized gain on investments ..........          0.01
                                                                   ------
   Total from investment operations .......................          0.01
                                                                   ------
NET ASSET VALUE -- END OF PERIOD ..........................        $10.01
                                                                   ======
TOTAL RETURN ..............................................          0.10%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................          0.50%*
   Excluding expense limitations ..........................         26.26%*
 Net investment loss ......................................         (0.22)%*,(3)
Portfolio turnover rate ...................................             0%
Net assets at the end of period (000 omitted) .............        $  490


---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Less than $0.01 per share.
(3) Because the Fund has only a brief operating history, shareholders should not expect, on a long-term basis, the net investment loss ratio shown for the period.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                               For the Period
                                                           December 20, 2005(1)
                                                                   through
                                                              December 31, 2005
AGGRESSIVE ASSET ALLOCATION FUND -- INVESTOR SHARES              (Unaudited)
                                                             ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................        $10.00
                                                                   ------
INVESTMENT OPERATIONS:
 Net investment loss ......................................            --(2)
 Net realized and unrealized gain on investments ..........          0.01
                                                                   ------
   Total from investment operations .......................          0.01
                                                                   ------
NET ASSET VALUE -- END OF PERIOD ..........................        $10.01
                                                                   ======
TOTAL RETURN(4)............................................          0.10%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................          0.75%*
   Excluding expense limitations ..........................         26.61%*
 Net investment loss ......................................         (0.47)%*,(3)
Portfolio turnover rate ...................................             0%
Net assets at the end of period (000 omitted) .............        $   10

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Less than $0.01 per share.
(3) Because the Fund has only a brief operating history, shareholders should not expect, on a long-term basis, the net investment loss ratio shown for the period.
(4) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                               For the Period
                                                           December 20, 2005(1)
                                                                   through
                                                              December 31, 2005
MODERATE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES           (Unaudited)
                                                             ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ...................         $10.00
                                                                   ------
INVESTMENT OPERATIONS:
 Net investment loss .....................................             --(2)
 Net realized and unrealized gain on investments .........           0.01
                                                                   ------
   Total from investment operations ......................           0.01
                                                                   ------
NET ASSET VALUE -- END OF PERIOD .........................         $10.01
                                                                   ======
TOTAL RETURN .............................................           0.10%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations .........................           0.50%*
   Excluding expense limitations .........................          26.17%*
 Net investment loss .....................................          (0.13)%*,(3)
Portfolio turnover rate ..................................              0%
Net assets at the end of period (000 omitted) ............         $  491

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Less than $0.01 per share.
(3) Because the Fund has only a brief operating history, shareholders should not expect, on a long-term basis, the net investment loss ratio shown for the period.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                               For the Period
                                                           December 20, 2005(1)
                                                                   through
                                                              December 31, 2005
MODERATE ASSET ALLOCATION FUND -- INVESTOR SHARES                (Unaudited)
                                                             ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ....................        $10.00
                                                                   ------
INVESTMENT OPERATIONS:
 Net investment loss ......................................            --(2)
 Net realized and unrealized gain on investments ..........          0.01
                                                                   ------
   Total from investment operations .......................          0.01
                                                                   ------
NET ASSET VALUE -- END OF PERIOD ..........................        $10.01
                                                                   ======
TOTAL RETURN(4)............................................          0.10%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations ..........................          0.75%*
   Excluding expense limitations ..........................         26.42%*
 Net investment loss ......................................         (0.22)%*,(3)
Portfolio turnover rate ...................................             0%
Net assets at the end of period (000 omitted) .............        $   27

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Less than $0.01 per share.
(3) Because the Fund has only a brief operating history, shareholders should not expect, on a long-term basis, the net investment loss ratio shown for the period.
(4) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.



    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                               For the Period
                                                           December 20, 2005(1)
                                                                   through
                                                              December 31, 2005
CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES       (Unaudited)
                                                             ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ...................         $10.00
                                                                   ------
INVESTMENT OPERATIONS:
 Net investment loss .....................................             --(2)
 Net realized and unrealized gain on investments .........           0.01
                                                                   ------
   Total from investment operations ......................           0.01
                                                                   ------
NET ASSET VALUE -- END OF PERIOD .........................         $10.01
                                                                   ======
TOTAL RETURN .............................................           0.10%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations .........................           0.50%*
   Excluding expense limitations .........................          26.34%*
 Net investment loss .....................................          (0.16)%*,(3)
Portfolio turnover rate ..................................              0%
Net assets at the end of period (000 omitted) ............         $  491

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Less than $0.01 per share.
(3) Because the Fund has only a brief operating history, shareholders should not expect, on a long-term basis, the net investment loss ratio shown for the period.


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                               For the Period
                                                           December 20, 2005(1)
                                                                   through
                                                              December 31, 2005
CONSERVATIVE ASSET ALLOCATION FUND -- INVESTOR SHARES            (Unaudited)
                                                             ------------------
NET ASSET VALUE -- BEGINNING OF PERIOD ...................         $10.00
                                                                   ------
INVESTMENT OPERATIONS:
 Net investment loss .....................................             --(2)
 Net realized and unrealized gain on investments .........           0.01
                                                                   ------
   Total from investment operations ......................           0.01
                                                                   ------
NET ASSET VALUE -- END OF PERIOD .........................         $10.01
                                                                   ======
TOTAL RETURN(4)...........................................           0.10%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
 Expenses:
   Including expense limitations .........................           0.75%*
   Excluding expense limitations .........................          26.59%*
 Net investment loss .....................................          (0.42)%*,(3)
Portfolio turnover rate ..................................              0%
Net assets at the end of period (000 omitted) ............         $   10

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Less than $0.01 per share.
(3) Because the Fund has only a brief operating history, shareholders should not expect, on a long-term basis, the net investment loss ratio shown for the period.
(4) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.




    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
================================================================================


1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. The Trust currently offers 26 series, three of which are included in these financial statements. The three series included are: Wilmington Aggressive Asset Allocation Fund ("Aggressive Asset Allocation Fund"), Wilmington Moderate Asset Allocation Fund ("Moderate Asset Allocation Fund") and Wilmington Conservative Asset Allocation Fund ("Conservative Asset Allocation Fund") (each, a "Fund" and collectively, the "Asset Allocation Funds" or "Funds"). Each Fund will invest in other open-end investment companies (mutual funds) that are series of the Trust (collectively, the "Underlying Funds"). The Underlying Funds include funds that invest in U.S. and foreign stocks, bonds and money market instruments. The Underlying Funds' financial statements are included in separate reports.

    Each Fund offers two classes of shares: Institutional Shares and Investor Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

    Security Valuation. The Asset Allocation Funds value their investments in the Underlying Funds daily at the closing net asset value ("NAV") of each respective Underlying Fund. Assets held directly by the Allocation Funds and securities held by the Underlying Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on the Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Any assets that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the Asset Allocation Funds and/or the Underlying Funds determine the daily NAV. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

    disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by an Underlying Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

    Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

    Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount.

    Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

    Distributions. Distributions from net investment income and net realized gains, if any, are declared and paid to shareholders annually.

    Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the Funds. RSMC does not receive a fee directly from the Funds for its services. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a sub- advisory agreement among the Trust, RSMC and WTIM. WTIM does not receive a fee from the Funds or RSMC for its services.

    In addition to the expenses reflected on the statements of operations, the Funds indirectly bear the investment advisory fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary. RSMC serves as investment adviser for each of the Underlying Funds, and WTIM serves as sub-adviser for each of the Underlying Funds.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

    RSMC has contractually agreed to reimburse operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

                                          Expense Limitation*    Expiration Date
                                          -------------------    ---------------
    Aggressive Asset Allocation Fund ....        0.50%           January 1, 2009
    Moderate Asset Allocation Fund ......        0.50%           January 1, 2009
    Conservative Asset Allocation Fund ..        0.50%           January 1, 2009

---------------
    * This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.

    RSMC provides compliance services to the Funds pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at the annual rate of 0.012% of each Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation. The fees for these services for the period ended December 31, 2005 are shown separately on the statements of operations.

    Compensation of Trustees and Officers. Trustees and officers of the Funds who are interested persons of RSMC, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of RSMC, as defined in the 1940 Act, received compensation and reimbursement of expenses. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

    Distribution Fees. The Investor Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of Investor Shares, and for services provided to Investor Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the Investor Shares.

    Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the period ended December 31, 2005 are shown separately in the statements of operations.

    As of December 31, 2005, Wilmington Trust Corporation owned virtually all of the outstanding shares of the Funds.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- continued
================================================================================

4. INVESTMENT SECURITIES TRANSACTIONS. During the period ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                        Aggressive Asset    Moderate Asset    Conservative Asset
                         Allocation Fund    Allocation Fund     Allocation Fund
                        ----------------    ---------------   ------------------
    Purchases........       $460,000           $450,000            $455,000
    Sales............             --                 --                  --

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the period ended December 31, 2005 for the Institutional Class and Investor Class are as follows.

                                                                                              Institutional
                                                                                                 Shares          Investor Shares
                                                                                            -----------------    ----------------
                                                                                           Shares     Dollars    Shares   Dollars
                                                                                           ------    --------    ------   -------
    Aggressive Asset Allocation Fund
    --------------------------------
    Sold................................................................................   49,000    $490,000    1,000    $10,000
                                                                                           ------    --------    -----    -------
    Net increase........................................................................   49,000    $490,000    1,000    $10,000
                                                                                           ======    ========    =====    =======
    Moderate Asset Allocation Fund
    ------------------------------
    Sold................................................................................   49,000    $490,000    2,731    $27,377
                                                                                           ------    --------    -----    -------
    Net increase........................................................................   49,000    $490,000    2,731    $27,377
                                                                                           ======    ========    =====    =======
    Conservative Asset Allocation Fund
    ----------------------------------
    Sold................................................................................   49,000    $490,000    1,000    $10,000
                                                                                           ------    --------    -----    -------
    Net increase........................................................................   49,000    $490,000    1,000    $10,000
                                                                                           ======    ========    =====    =======

6. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification. As of December 31, 2005, the Funds had not made any distributions to shareholders.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

WILMINGTON FUNDS --  ASSET ALLOCATION FUNDS
-------------------------------------------
 APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT
================================================================================

At a meeting held on November 29, 2005, the Board of Trustees including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees") unanimously approved the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Aggressive Asset Allocation Fund, Wilmington Moderate Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (each a "new series"), and RSMC (the "Advisory Agreement") for an initial two-year period. The Trustees also unanimously approved a sub-advisory agreement (the "WTIM Agreement" and with the Advisory Agreement, the "Agreement") among the Trust on behalf of each of the new series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities and performs research, statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation which is under common control with RSMC and whose employees are also employees of RSMC.

   Before meeting to determine whether to approve the Agreement, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreement. The materials generally included information regarding (i) proposed services to be performed for the Trust and the new series, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a new series, (iv) investment performance of similarly managed accounts, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a new series and other clients,
(vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the new series, (ix) the compliance with federal securities laws and other regulatory requirements, and (x) RSMC's proxy voting policies. The Trustees also received information regarding the proposed advisory fees and an analysis of these fees in relation to the proposed delivery of services to the new series, the estimated costs of providing such services, the anticipated profitability of the firm in general and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Trust.

   During its deliberations on whether to approve the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by RSMC. The Board considered the services to be provided to the new series by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the new series. The Trustees concluded that the nature, extent and quality of the services to be provided by RSMC and WTIM to the new series were appropriate and consistent with the terms of the proposed advisory and sub-advisory agreements, that the quality of the proposed services appeared to be consistent with industry norms and that the new series were likely to benefit from the provision of those services. They also concluded that RSMC and WTIM had sufficient personnel, with the appropriate education and experience, to serve the new series effectively and had demonstrated its ability to attract and retain qualified personnel as evidenced from the Trustees experience with other series of the Trust.

WILMINGTON FUNDS --  ASSET ALLOCATION FUNDS
-------------------------------------------
 APPROVAL OF NEW INVESTMENT ADVISORY AGREEMENT
================================================================================

   The Trustees then considered the costs of the services to be provided by RSMC and WTIM, the proposed compensation and expected benefits received by RSMC and WTIM in providing services to the new series, and RSMC's and WTIM's anticipated profitability. In addition, the Trustees considered any direct or indirect revenues received by affiliates of RSMC and WTIM. It was noted that RSMC's and WTIM's anticipated level of profitability is an important factor to consider, and the Trustees should be satisfied that the RSMC's and WTIM's profits are sufficient to continue as a healthy concern generally and as investment adviser or sub-adviser of the new series specifically. The Trustees concluded that RSMC's and WTIM's anticipated fees derived from its relationship with the Trust in light of the new series' expenses, were reasonable in relation to the nature and quality of the services to be provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the estimated total expense ratio of each of the new series was reasonable, taking into account the projected growth and size of each of the new series, the quality of services to be provided by RSMC and WTIM, and the expense limitations agreed to by RSMC.

   The Trustees considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for each of the new series for the benefit of Fund shareholders due to break-points in the advisory and sub-advisory fees of the Underlying Funds. The Trustees also determined to enter into the proposed advisory and sub-advisory agreement for an initial two year period.

   After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of each new series and its prospective shareholders to approve the Agreement. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS --  ASSET ALLOCATION FUNDS
-------------------------------------------
 TRUSTEES AND OFFICERS
================================================================================

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the investment advisers of the Trust, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it related to the business of the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                        Number of
                                                                                  Principal           Portfolios in       Other
                              Position(s)          Term of Office               Occupation(s)           the Trust     Directorships
Name, Address and Age          Held with            and Length of                During Past           Overseen by       Held by
---------------------          the Trust             Time Served                 Five Years              Trustee         Trustee
                            ---------------   ------------------------    ------------------------    -------------   -------------
ROBERT J. CHRISTIAN(1)      Trustee           Shall serve until death,    Executive Vice                   26         None
Date of Birth: 2/49         President,        resignation or removal.     President and
                            Chief Executive   Trustee, President and      Chief Investment
                            Officer and       Chairman of the Board       Officer of Wilmington
                            Chairman of       since October 1998.         Trust Company since
                            the Board                                     February 1996; President
                                                                          of Rodney Square
                                                                          Management Corporation
                                                                          ("RSMC") from 1996
                                                                          to 2005; Vice President
                                                                          of RSMC since 2005.

NEIL WOLFSON(2)             Trustee           Shall serve at the          Chief Investment Officer         26         None
Date of Birth: 6/64                           pleasure of the Board       of Wilmington Trust
                                              and until successor is      Investment Management,
                                              elected and qualified.      LLC ("WTIM") since
                                              Trustee since November      July 2004; Previously,
                                              2005.                       Partner at KPMG from
                                                                          1996-2004.

---------------

(1) Mr. Christian is an "interested" Trustee by reason of his position as Vice President of RSMC, an investment adviser to the Trust.

(2) Mr. Wolfson is an "interested" Trustee by reason of his position as Chief Investment Officer of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 TRUSTEES AND OFFICERS--continued
================================================================================

INDEPENDENT TRUSTEES
                                                                                                   Number of
                                                                             Principal           Portfolios in          Other
                           Position(s)        Term of Office               Occupation(s)           the Trust        Directorships
Name, Address and Age       Held with          and Length of                During Past           Overseen by          Held by
---------------------       the Trust           Time Served                 Five Years              Trustee            Trustee
                           -----------   ------------------------    ------------------------    -------------   ------------------
ROBERT ARNOLD              Trustee       Shall serve until death,    Founder and co-manages,          26         First Potomac
Date of Birth: 3/44                      resignation or removal.     R. H. Arnold & Co., Inc.                    Realty Trust
                                         Trustee since May           (investment banking                         (real estate
                                         1997.                       company) since 1989.                        investment trust).

DR. ERIC BRUCKER           Trustee       Shall serve until death,    Professor of Economics,          26         None
Date of Birth: 12/41                     resignation or removal.     Widener University since
                                         Trustee since October       July 2004; formerly,
                                         1999.                       Dean, School of Business
                                                                     Administration of
                                                                     Widener University
                                                                     from 2001 to 2004;
                                                                     Dean, College of
                                                                     Business, Public Policy
                                                                     and Health at
                                                                     the University of
                                                                     Maine from September
                                                                     1998 to June 2001.

NICHOLAS GIORDANO          Trustee       Shall serve until death,    Consultant,                      26         Kalmar Pooled
Date of Birth: 3/43                      resignation or removal.     financial services                          Investment Trust;
                                         Trustee since October       organizations from                          Independence
                                         1998.                       1997 to present;                            Blue Cross; and
                                                                     Interim President,                          IntriCon
                                                                     LaSalle University                          Corporation
                                                                     from 1998 to 1999.                          (industrial
                                                                                                                 furnaces and
                                                                                                                 ovens).

LOUIS KLEIN, JR.           Trustee       Shall serve until death,    Self-employed                    26         CRM Mutual
Date of Birth: 5/35                      resignation or removal.     financial consultant                        Fund Trust;
                                         Trustee since October       since 1991.                                 and WHX
                                         1999.                                                                   Corporation.

CLEMENT C. MOORE, II       Trustee       Shall serve until death,    Managing Partner,                26         CRM Mutual
Date of Birth: 9/44                      resignation or removal.     Mariemont Holdings,                         Fund Trust
                                         Trustee since October       LLC, (real estate
                                         1999.                       holding and development
                                                                     company) since 1980.

JOHN J. QUINDLEN           Trustee       Shall serve until death,    Retired since 1993.              26         None
Date of Birth: 5/32                      resignation or removal.
                                         Trustee since October
                                         1999.

MARK A. SARGENT            Trustee       Shall serve until death,    Dean and Professor               26         None
Date of Birth: 4/51                      resignation or removal.     of Law, Villanova
                                         Trustee since November      University School of
                                         2001.                       Law since July 1997.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 TRUSTEES AND OFFICERS--continued
================================================================================

EXECUTIVE OFFICERS
                                                                                                        Number of
                                                                                   Principal          Portfolios in       Other
                                Position(s)           Term of Office             Occupation(s)          the Trust     Directorships
Name, Address and Age            Held with             and Length of              During Past          Overseen by       Held by
---------------------            the Trust              Time Served               Five Years             Trustee         Trustee
                             ------------------   ----------------------    ----------------------    -------------   -------------
ERIC K. CHEUNG               Vice President       Shall serve at            Vice President,           N/A             N/A
1100 North Market Street                          the pleasure of           Wilmington Trust
Wilmington, DE 19890                              the Board and             Company since
Date of Birth: 12/54                              until successor is        1986; and Vice
                                                  elected and               President and
                                                  qualified. Officer        Director, RSMC
                                                  since October             since 2001.
                                                  1998.

JOSEPH M. FAHEY, JR.         Vice President       Shall serve at the        Vice President,           N/A             N/A
1100 North Market Street                          pleasure of the           RSMC since 1992.
Wilmington, DE 19890                              Board and until
Date of Birth: 1/57                               successor is
                                                  elected and
                                                  qualified. Officer
                                                  since November
                                                  1999.

JOHN J. KELLEY               Vice President,      Shall serve at            Vice President of         N/A             N/A
1100 North Market Street     Chief Financial      the pleasure of           RSMC since
Wilmington, DE 19890         Officer, Treasurer   the Board and             July 2005;
Date of Birth: 9/59          & Secretary          until successor is        Vice President
                                                  elected and qualified.    of PFPC Inc.
                                                  Officer since             from January
                                                  September 2005.           2005 to June
                                                                            2005; Vice
                                                                            President of
                                                                            Administration,
                                                                            1838 Investment
                                                                            Advisors, LP from
                                                                            1999 to 2005.

WILLIAM P. RICHARDS, JR.     Vice President       Shall serve at            Managing Director,        N/A             N/A
100 Wilshire Boulevard                            the pleasure of           Roxbury Capital
Suite 1000                                        the Board and             Management LLC
Santa Monica, CA 90401                            until successor           (registered investment
Date of Birth: 11/36                              is elected                adviser) since 1998.
                                                  and qualified.
                                                  Officer since
                                                  November 2004.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
------------------------------------------
 TRUSTEES AND OFFICERS--continued
================================================================================

EXECUTIVE OFFICERS
                                                                                                        Number of
                                                                                 Principal            Portfolios in       Other
                               Position(s)          Term of Office             Occupation(s)            the Trust     Directorships
Name, Address and Age           Held with            and Length of              During Past            Overseen by       Held by
---------------------           the Trust             Time Served                Five Years              Trustee         Trustee
                           -------------------   --------------------    -------------------------    -------------   -------------
ANNA M. BENCROWSKY         Chief Compliance      Shall serve at          Vice President and           N/A             N/A
1100 North Market          Officer               the pleasure of         Chief Compliance
Street                                           the Board and           Officer, RSMC since
Wilmington, DE 19890                             until successor         2004; Vice President
Date of Birth: 5/51                              is elected and          and Chief Compliance
                                                 qualified; Officer      Officer, 1838
                                                 since September         Investment Advisors, LP
                                                 2004.                   from 1998 to 2004;
                                                                         Vice President,
                                                                         Secretary, and
                                                                         Treasurer, 1838
                                                                         Investment Advisors
                                                                         Funds from 1995 to
                                                                         2004; Vice President
                                                                         and Secretary, 1838
                                                                         Bond-Debenture
                                                                         Trading Fund from
                                                                         1982 to 2004.

JOHN C. MCDONNELL          Assistant Treasurer   Shall serve at the      Vice President of            N/A             N/A
1100 North Market                                pleasure of the         RSMC since
Street                                           Board and until         November 2005;
Wilmington, DE 19890                             successor is elected    Audit Senior,
Date of Birth: 4/66                              and qualified.          Deloitte & Touche LLP,
                                                 Officer since           from September 2004
                                                 November 2005.          to October 2005;
                                                                         Assistant Vice President
                                                                         of Administration,
                                                                         1838 Investment
                                                                         Advisors, LP from
                                                                         1999 to 2005.

CHARLOTTA E. VON           Assistant Secretary   Shall serve at the      Mutual Fund Regulatory       N/A             N/A
WETTBERG                                         pleasure of the         Administrator, Wilmington
1100 North Market                                Board and until         Trust Company since
Street                                           successor is elected    2003; From 2001 to
Wilmington, DE 19890                             and qualified.          2003, Regulatory
Date of Birth: 9/70                              Officer since           Administrator, PFPC Inc.
                                                 February 2003.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS (Unaudited)
------------------------------------------

================================================================================

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge and upon request, on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                                Mark A. Sargent
                                  Neil Wolfson
                          ---------------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                        John J. Kelley, Vice President/
                Chief Financial Officer/Treasurer and Secretary
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                    William P. Richards, Jr., Vice President
                  Anna M. Bencrowsky, Chief Compliance Officer
                          ---------------------------

                               INVESTMENT ADVISER
                      Rodney Square Management Corporation
                            1100 North Market Street
                              Wilmington, DE 19890
                          ---------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                          ---------------------------

                                 ADMINISTRATOR,
                               TRANSFER AGENT AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                          ---------------------------

This semi-annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of the Wilmington Asset Allocation Funds -- Institutional Shares or Investor Shares.


WAAF-SEMI-12/05

                                                                     WILMINGTON
                                                                          FUNDS



 Asset Allocation Funds


          o  Aggressive Asset Allocation


          o  Moderate Asset Allocation


          o  Conservative Asset Allocation








                                  SEMI ANNUAL
                               December 31, 2005

THE ROXBURY FUNDS
-----------------
 LETTER TO SHAREHOLDERS
================================================================================

DEAR SHAREHOLDER:

   They say the stock market climbs a wall of worry, and that was certainly the case during the past six months. Even in the face of such headwinds as rising rates and ongoing concerns about the impact of higher oil prices, equities performed well. Every major average climbed smartly. Mid-cap growth stocks, as measured by the Russell Midcap Growth Index, were especially strong, rising 10.22%. Small-cap growth also put in an impressive showing, with the Russell 2000 Growth Index rising 8.03%. Even large-cap stocks, which sat out much of the rally in recent years, were up in the high single digits.

   Is this just a short-term blip, or is the market trying to tell us something? Our vote would be for the latter. Despite all the pessimists out there, we actually think the economy is in good shape. Economic growth is strong, unemployment is low, companies continue to report solid earnings, and interest rates remain at historically low levels.

   One of the most important early decisions incoming Federal Reserve (the "Fed") Chairman Ben Bernanke will have to make is whether to continue with the Fed's ongoing spree to hike rates at a "measured" pace. At the same time, he will be left to fill some big shoes, as outgoing Chairman Alan Greenspan has achieved what can arguably be described as cult status in this country.

   Not everyone likes to lavish high praise on the outgoing 79-year-old Julliard-trained Chairman. Nevertheless, he did an admirable job of dealing with such major economic events as the 1987 stock market crash, the savings and loan shocks of the late 1980s and early 1990s, a series of recessions, two Gulf Wars, the bond collapse of 1994, the "irrational exuberance" tech bubble and subsequent bust, and the terrorist strikes of September 11.

   Of course, Greenspan's detractors are quick to point out that he leaves behind a record foreign deficit, a generation of Americans with little savings, and another feared asset bubble in the making--this time in the housing market.

   While we tend to have a more positive view of Greenspan's overall performance, the truth is we don't spend a lot of time worrying about what the Fed will do next, even though we are conscious of what decisions are being made. Instead, we like to focus on finding quality small- and mid-cap companies that meet our stringent growth requirements and have the potential to make money for you, our shareholders, over the long term. When it comes down to it, that's the most important consideration one can make when investing in stocks, regardless of all the headlines that pop up in the financial media all the time.

   We do hope you'll take the time to read the following discussions about how the Roxbury Micro-Cap, Mid-Cap, and Small-Cap Growth Funds performed over the last six months. The following pages will give you good insight into how the portfolios performed and how they are positioned for the future. As always, if you have any questions, please don't hesitate to contact us.

   For daily pricing and the latest fund information, be sure to visit our brand new website at www.RoxburyFunds.com.

THE ROXBURY FUNDS
-----------------
 LETTER TO SHAREHOLDERS -- continued
================================================================================

   Thank you for your continued trust, and we very much appreciate the opportunity to serve your investment needs.

            Sincerely,


            /s/ Brian C. Beh                       /s/ Robert J. Christian
            ----------------                       -----------------------


            Brian C. Beh                           Robert J. Christian
            President/Chief Operating Officer      President
            Roxbury Capital Management, LLC        WT Mutual Fund

January 13, 2006

The above comments reflect the investment adviser's views generally regarding the market and the economy, were current as of the date of this letter, and are subject to change at any time.

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE
================================================================================

ROXBURY SMALL-CAP GROWTH FUND

   Small-cap growth stocks performed well over the past six months, especially as fears about the impact of higher oil prices and rising rates began to subside. The Institutional Shares of the Roxbury Small Cap Growth Fund gained 10.52% during the period, compared to 8.03% for the Russell 2000 Growth Index.

   Energy and materials stocks remained the strongest performing sectors within the index. Despite being underweight these areas, which often don't meet the Fund's stringent growth requirements, we managed to outperform by a handy margin thanks to good stock selection across the board.

   We saw impressive returns in some of our industrial, financial, and consumer staples holdings. The only weakness came from some telecommunications services stocks, but given the portfolio's broad diversification, the impact was only marginal.

   Among the biggest contributors to performance were SiRF Technology, a maker of GPS navigation devices, and FreightCar America, a recent initial public offering that develops aluminum body cars for railroads and shippers. Shares of Neurocrine Biosciences, a biotechnology firm focused on neurological and endocrine diseases and disorders, also rose as the company's drug Indiplon moved closer to being marketed in the United States. We still own all three stocks and feel more growth is in store for the future.

   On the down side, foam mattress maker Tempur-Pedic fell after missing its earnings numbers during the third quarter. FLIR Systems, a leader in the design of thermal imaging and camera systems for the commercial and government markets, also dropped on lower than expected results and the loss of a large request for proposal to a competitor. Finally, poor same-store performance hampered shares of specialty retailer Cost Plus, ultimately forcing us to sell the stock.

   We made several notable new purchases during the period, including Rackable Systems, a leading provider of server and storage products for large data centers; Synaptics, a worldwide developer of custom-designed user interface solutions for mobile computing, communications, and entertainment devices; and Nautilus, an industry leader in branded health and fitness products.

   Sales from the Fund included SonoSite, a world leader in hand-carried ultrasound; NBTY, a manufacturer of value-priced nutritional supplements; and Advanced Neuromodulation Systems, which makes and markets implantable medical devices used to manage chronic, intractable pain, and other disorders of the nervous system.

   Looking ahead, we remain cautiously optimistic that small-cap companies will continue to deliver on earnings expectations this year. We also see an increasing move to small-cap growth stocks, which have lagged small-cap value stocks by a wide margin in recent years.

   We feel that companies in the Fund are well positioned to remain strong in the coming months, and appreciate the confidence and trust you have placed in us.

     Very truly yours,

/s/ Steven Marshman            /s/ Robert Marvin            /s/ Brian Smoluch
-------------------            -----------------            -----------------

Steven Marshman, CFA           Robert Marvin, CFA, CPA      Brian Smoluch, CFA
Portfolio Manager/Analyst      Portfolio Manager/Analyst    Portfolio Manager/Analyst

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- continued
================================================================================

   The top ten holdings of the Small-Cap Growth Fund as of December 31, 2005, representing approximately 20.1% of total investments were:

                                                         Percent of                                                   Percent of
10 Largest Holdings                                  Total Investments     10 Largest Holdings                    Total Investments
-------------------                                  -----------------     -------------------                    -----------------
Neurocrine Biosciences, Inc. .....................          2.6%           Armor Holdings, Inc.................          2.0%
Laureate Education, Inc. .........................          2.3%           Wind River Systems, Inc. ...........          1.9%
Wesco International, Inc. ........................          2.1%           Herbalife, Ltd. ....................          1.8%
Ruby Tuesday, Inc. ...............................          2.0%           FreightCar America, Inc. ...........          1.7%
Affiliated Managers Group, Inc. ..................          2.0%           Gen-Probe, Inc. ....................          1.7%

   The following table compares the performance of the Roxbury Small-Cap Growth Fund ("Small-Cap Growth") and the Russell 2000 Growth Index for the periods ended December 31, 2005.*

                                                                                                      Average Annual Total Return
                                                                                                   --------------------------------
                                                                                                     Six                  Since
                                                                                                   Months    1 Year   Inception (1)
                                                                                                   ------    ------   -------------
Small-Cap Growth - Institutional Shares........................................................    10.52%     7.68%      24.52%
Small-Cap Growth - Investor Shares.............................................................    10.36%     7.33%      16.41%
Russell 2000 Growth Index (2)..................................................................     8.03%     4.15%      20.93%

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-497-2960.

    An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.

    The performance in the above table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

    Small company stocks may be subject to a higher degree of market risk than the securities of more established companies because they tend to be more volatile and less liquid.

    Distributed by Professional Funds Distributor, LLC.

(1) Since inception returns are average annual returns for periods greater than one year and cumulative returns for periods less than one year. The Institutional Shares commenced operations on January 2, 2003 and the Investor Shares commenced operations on September 30, 2004. The Russell 2000 Growth Index total returns are for the period January 2, 2003 through December 31, 2005.

(2) Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest in an index.

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- continued
================================================================================

ROXBURY MID-CAP FUND

   The stock market rallied during the six months ended December 31, 2005 in the face of many investor concerns, including the ongoing war on terror, record high oil and gas prices, rising short-term interest rates, a potential housing bubble, and record high trade and budget deficits. Despite this, the economy continued to expand, and corporate earnings grew in excess of 10% during calendar 2005. Earnings growth, combined with a belief that the Federal Reserve may be nearing an end to its interest rate hiking trend, helped propel stocks higher. The market's gains were broad in that small-, mid- and large-cap stocks all posted positive performance.

   Mid-caps proved to be the best performing market capitalization segment for the period, gaining more than both large- and small-cap stocks. Although lagging behind the mid-cap indexes, the Institutional Shares of the Roxbury Mid-Cap Fund recorded gains of 6.16% during the period, compared to 10.22% for the Russell Midcap Growth Index. Sectors that performed well included energy, industrials and telecommunications. Declines were experienced in our homebuilding and consumer product investments. Mixed results were experienced in financial services, healthcare, and technology. Within financial services, banks posted poor results as the flattening yield curve pressured investor sentiment. Commercial real estate brokerage stocks performed well after delivering on strong earnings growth. The Fund's healthcare and technology investments were hurt by stocks that came out with disappointing growth outlooks, yet were otherwise positive.

   We expect continued growth in 2006 as the job market continues to support consumers. Capital spending on business infrastructure should help to support economic growth. While we expect an increase in consumer spending, it will likely be at a slower rate. The ability to "cash out refi" on homes has declined now that house prices are stabilizing. With household savings rates at historical lows and credit levels at new highs, it's unlikely that consumer spending will grow much better than job growth plus wage increases going forward.

   During the last FOMC meeting, the Federal Reserve indicated it is approaching a more neutral stance for short-term interest rates. While it is widely expected the Fed may increase rates another 1% or so, stopping short of this would be a positive surprise for the market.

   Over the past three years, companies in the Russell Midcap Index have grown annualized earnings in excess of 20%, compared to just under 15% for companies in the Standard & Poor's 500 Index (S&P 500) (a proxy for large companies). Projected earnings growth is currently expected to remain in the mid-teens for mid-cap companies, while large-cap company earnings should grow in the high single digits. Though this represents a slowing in growth versus the recent past, it is consistent with our outlook for continued economic growth, and should allow mid-cap stocks to perform well.

   Stock valuations look reasonable for long-term investment. At 16.5 times 2006 earnings estimates for the Russell Midcap Index and 15.5 times for the S&P 500, stocks are trading near the mid-point of their historical ranges. The companies in The Roxbury Mid-Cap Fund are currently valued at 17.5 times earnings estimates, which we consider attractive given our expectation for better than 20% earnings growth.

   The Roxbury Mid-Cap Fund looks for well-managed, high-quality, cash flow generating companies with above average cash flow and earnings per share growth rates. We select those that we consider to be trading at reasonable valuations. We primarily invest in mid-cap stocks, but will also buy smaller companies that are
                                       5

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- continued
================================================================================

emerging into the mid-cap space. We invest only in profitable businesses, avoiding more speculative issues that do not yet have self-sustaining ongoing operations. Over the long-term, we consider this to be a prudent strategy for investors looking to enhance the returns provided by large-cap stocks without taking an unreasonable level of risk.

   We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.


     Very truly yours,


     /s/ Alfred J. Lockwood
     ---------------------------

     Alfred J. Lockwood
     Co-Chief Investment Officer
     and Managing Director
     Portfolio Manager/Analyst

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- continued
================================================================================

   The top ten holdings of the Mid-Cap Fund as of December 31, 2005, representing approximately 30.8% of total investments were:

                                                       Percent of                                                     Percent of
10 Largest Holdings                                 Total Investments     10 Largest Holdings                     Total Investments
-------------------                                 -----------------     -------------------                     -----------------
NII Holdings, Inc...............................          5.1%            UTI Worldwide, Inc. .................          2.7%
Alliance Data Systems Corp......................          3.6%            Consol Energy, Inc. .................          2.7%
CB Richard Ellis Group, Inc.....................          3.3%            Standard Pacific Corp. ..............          2.6%
Bed Bath & Beyond, Inc..........................          3.0%            Community Health Systems ............          2.5%
Nuveen Investments - Class A....................          3.0%            Henry Schein, Inc. ..................          2.4%

   The following table compares the performance of the Roxbury Mid-Cap Fund ("Mid-Cap") and the Russell Midcap Growth Index for the periods ending December 31, 2005.*

                                                                                                Average Annual Total Return
                                                                                         ------------------------------------------
                                                                                          Six                             Since
                                                                                        Months    1 Year    5 Years   Inception (1)
                                                                                        ------    ------    -------   -------------
Mid-Cap - Institutional Shares ......................................................    6.16%      N/A       N/A         7.82%
Mid-Cap - Investor Shares ...........................................................    5.99%     8.59%     4.84%        4.71%
Russell Midcap Growth Index (2) .....................................................   10.22%    12.10%     1.38%        1.38%

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-497-2960.

    An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.

    The performance in the above table does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

    Distributed by Professional Fund Distributor, LLC.

(1) Since inception returns are average annual returns for periods greater than one year and cumulative returns for periods less than one year. The Institutional Shares commenced operations of February 8, 2005 and the Investor Shares commenced operations on December 14, 2000. The Russell Midcap Growth Index total returns are for the period December 14, 2000 through December 31, 2005.

(2) Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $13.0 billion; the median market capitalization was approximately $4.6 billion. The smallest company in the index had an approximate market capitalization of $1.8 billion.

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- continued
================================================================================

ROXBURY MICRO-CAP FUND

   The Roxbury Micro-Cap Fund (the "Fund") just celebrated its first anniversary. Let me begin by thanking all of our shareholders who have placed their trust in our strategy.

   The past six months brought significant volatility to micro-cap stocks, and the Fund in particular. Much of this came in the fourth quarter, and was partly due to the end of year tax selling that can have a significant impact on companies in this asset class. Given our more concentrated approach, compared to the index, it had a more pronounced effect on the Fund, although we also took advantage of the phenomenon by purchasing additional shares of our favorite companies at much lower prices.

   The Fund rose 0.69% during the period, falling behind its benchmarks. By comparison, the Russell 2000 Growth Index rose 8.03%, while the Russell Microcap Index was up 7.40%.

   Much of the underperformance can be traced to the weak showing by two consumer discretionary stocks. Both are in the apparel business, but fell for different reasons. Tarrant Apparel dropped on concerns about a glut of denim inventory that came right in the midst of the company's overall turnaround effort. Denim is a very small part of Tarrant's business, and we are pleased with how management is working to improve operations. As a result, we continue to hold the stock. By contrast, we sold shares of apparel components manufacturer Tag-It Pacific, after meeting with management and concluding we no longer had faith in the company's ability to execute as initially anticipated.

   Despite these setbacks, we believe the portfolio is well positioned for the coming months. What's more, the Fund's financial and technology holdings continue to perform well. In particular, we saw significant gains from a relatively new holding, Relm Wireless, which develops a next-generation platform of land mobile radio products. Another holding has been benefiting from its lead in a technology that significantly speeds the process of printing high quality color prints, particularly in the middle market. We see this as a huge potential opportunity and expect the company to soon enter the large mass market as well. The stock has already moved up nicely since our initial purchase earlier in the period.

   We continue to find many exciting ideas in the micro-cap space, and always like to reiterate the importance of having a long-term perspective when it comes to investing in these young, dynamic companies.


Very truly yours,


/s/ Laurie J. Burstein
------------------------------

Laurie J. Burstein, Ph.D., CFA
Portfolio Manager/Analyst

THE ROXBURY FUNDS
-----------------
 MANAGEMENT DISCUSSION OF FUND PERFORMANCE -- continued
================================================================================

   The top ten holdings of the Micro-Cap Fund as of December 31, 2005, representing approximately 39.8% of the total investments were:

                                                       Percent of                                                     Percent of
10 Largest Holdings                                 Total Investments     10 Largest Holdings                     Total Investments
-------------------                                 -----------------     -------------------                     -----------------

Bulldog Technologies, Inc.......................          4.8%            Youbet.com, Inc. ....................          3.9%
Napco Security Systems, Inc.....................          4.1%            Digi International, Inc. ............          3.8%
Cash Systems, Inc...............................          4.0%            Peerless Systems Corp. ..............          3.8%
Airspan Networks, Inc...........................          3.9%            Allis-Chalmers Energy, Inc. .........          3.8%
Memry Corp......................................          3.9%            Relm Wireless Corp. .................          3.7%

   The following table compares the performance of the Roxbury Micro-Cap Fund ("Micro-Cap") with that of the Russell Microcap(TM) Index and the Russell 2000 Growth Index since the Fund's commencement of operations on December 29, 2004 to December 31, 2005.*

                                                                                                        Average Annual Total Return
                                                                                                       ----------------------------
                                                                                                         Six                Since
                                                                                                       Months    1 Year   Inception
                                                                                                       ------    ------   ---------
Micro-Cap - Institutional Shares...................................................................     0.69%    0.50%      1.59%
Russell Microcap(TM) Index (1).....................................................................     7.40%    2.54%      2.62%
Russell 2000 Growth Index (2)......................................................................     8.03%    4.15%      3.69%

---------------
* Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling 800-497-2960.

    The performance in the above table does not reflect the deduction of taxes the shareholder would pay on fund distribution or redemption of fund shares.

    An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by Wilmington Trust or any other bank or entity, and is subject to risks including a possible loss of the principal amount invested.

    Distributed by Professional Funds Distributor, LLC.

(1) Russell Microcap Index measures performance of the microcap segment, representing less than 3% of the U.S. equity market. The Russell Microcap Index includes the smallest 1,000 securities in the Russell 2000 Index plus the next 1,000 securities. As of the latest reconstitution, the average market capitalization was approximately $217.0 million; the median market capitalization was approximately $182.6 million. The largest company in the index had an approximate market capitalization of $539.5 million; the smallest company in the index has an approximate market capitalization of $54.8 million.

(2) Russell 2000 Growth Index measures the performance of those Russell 2000 Companies with higher price-to-book ratios and higher forecasted growth values. Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. Companies based on total market capitalization, which represents approximately 98% of the investable U.S. Equity Market. You cannot invest in an Index.

THE ROXBURY FUNDS
-----------------
 EXPENSE DISCLOSURE
================================================================================

                          DISCLOSURE OF FUNDS EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

   The Expense Tables below illustrate your Fund's costs in two ways.

     o ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     o HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JULY 1, 2005 TO DECEMBER 31, 2005

EXPENSE TABLES

                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     7/01/05      12/31/05      Ratio       Period*
                                                                                    ---------    ---------    ----------   --------
Roxbury Small-Cap Growth Fund - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,105.20       1.24%       $6.58
Hypothetical 5% Return ..........................................................   $1,000.00    $1,018.95       1.24%       $6.31

THE ROXBURY FUNDS
-----------------
 EXPENSE DISCLOSURE -- continued
================================================================================

                                                                                    Beginning      Ending                  Expenses
                                                                                     Account      Account     Annualized     Paid
                                                                                      Value        Value       Expense      During
                                                                                     7/01/05      12/31/05      Ratio       Period*
                                                                                    ---------    ---------    ----------   --------
Roxbury Small-Cap Growth Fund - Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,103.60       1.49%      $ 7.90
Hypothetical 5% Return ..........................................................   $1,000.00    $1,017.69       1.49%      $ 7.58

Roxbury Mid-Cap Fund - Institutional Shares
Actual Fund Return ..............................................................   $1,000.00    $1,061.60       1.30%      $ 6.76
Hypothetical 5% Return ..........................................................   $1,000.00    $1,018.65       1.30%      $ 6.61

Roxbury Mid-Cap Fund - Investor Shares
Actual Fund Return ..............................................................   $1,000.00    $1,059.90       1.55%      $ 8.05
Hypothetical 5% Return ..........................................................   $1,000.00    $1,017.39       1.55%      $ 7.88

Roxbury Micro-Cap Fund
Actual Fund Return. .............................................................   $1,000.00    $1,006.90       2.25%      $11.38
Hypothetical 5% Return ..........................................................   $1,000.00    $1,013.86       2.25%      $11.42

---------------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number days in the most recent fiscal half-year, then divided by 365.

THE ROXBURY FUNDS
-----------------
 DISCLOSURE OF PORTFOLIO HOLDINGS
================================================================================

PORTFOLIO HOLDINGS
DECEMBER 31, 2005


The following tables present a summary of the portfolio holdings of each of the Roxbury Funds as a percentage of their total investments.


ROXBURY SMALL-CAP GROWTH FUND

Common stocks
 Information Technology ...............................................    31.5%
 Industrials ..........................................................    19.5%
 Consumer Discretionary ...............................................    16.6%
 Healthcare ...........................................................    11.9%
 Financials ...........................................................     8.0%
 Energy ...............................................................     7.0%
 Consumer Staples .....................................................     1.8%
 Materials ............................................................     1.2%
 Telecommunication Services ...........................................     0.3%
Short-Term Investments ................................................     2.2%
                                                                          ------
                                                                          100.0%
                                                                          ======

ROXBURY MICRO-CAP FUND

Common stocks
 Information Technology ...............................................    41.3%
 Healthcare ...........................................................    24.5%
 Energy ...............................................................    10.0%
 Financials ...........................................................     7.6%
 Industrials ..........................................................     6.6%
 Consumer Discretionary ...............................................     6.0%
 Telecommunication Services ...........................................     1.4%
Short-Term Investments ................................................     2.6%
                                                                          ------
                                                                          100.0%
                                                                          ======

ROXBURY MID-CAP FUND

Common stocks
 Consumer Discretionary ...............................................    20.8%
 Financials ...........................................................    19.0%
 Information Technology ...............................................    18.9%
 Healthcare ...........................................................    17.2%
 Energy ...............................................................     8.9%
 Industrials ..........................................................     6.5%
 Telecommunication Services ...........................................     5.1%
Short-Term Investments ................................................     3.6%
                                                                          ------
                                                                          100.0%
                                                                          ======

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC's website at http://www.sec.gov, or they may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

ROXBURY SMALL-CAP GROWTH FUND
-----------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
COMMON STOCK -- 97.8%
 CONSUMER DISCRETIONARY -- 16.6%
  DIVERSIFIED CONSUMER SERVICES -- 2.3%
   Laureate Education, Inc.*...........................     77,856   $ 4,088,218
                                                                     -----------
  HOTELS, RESTAURANTS, & LEISURE -- 2.9%
   RARE Hospitality International, Inc.*...............     53,545     1,627,233
   Ruby Tuesday, Inc...................................    132,905     3,440,910
                                                                     -----------
                                                                       5,068,143
                                                                     -----------
  HOUSEHOLD DURABLES -- 2.4%
   Champion Enterprises, Inc.*.........................     96,099     1,308,868
   Standard Pacific Corp...............................     55,855     2,055,464
   Tempur-Pedic International, Inc.*...................     74,434       855,991
                                                                     -----------
                                                                       4,220,323
                                                                     -----------
  LEISURE EQUIPMENT & PRODUCTS -- 1.3%
   The Nautilus Group, Inc.............................    125,815     2,347,708
                                                                     -----------
  MEDIA -- 1.9%
   Carmike Cinemas, Inc.*..............................     46,150     1,170,364
   Radio One, Inc. - Class D*..........................    204,494     2,116,513
                                                                     -----------
                                                                       3,286,877
                                                                     -----------
  SPECIALTY RETAIL -- 3.2%
   Build-A-Bear-Workshop, Inc.*........................     78,145     2,316,218
   Pacific Sunwear of California, Inc.*................     71,390     1,779,039
   The Children's Place Retail Stores, Inc.*...........     27,155     1,342,000
                                                                     -----------
                                                                       5,437,257
                                                                     -----------
  TEXTILE, APPAREL, & LUXURY GOODS -- 2.6%
   Columbia Sportswear Company*........................     46,010     2,196,057
   Quicksilver, Inc.*..................................    170,665     2,362,004
                                                                     -----------
                                                                       4,558,061
                                                                     -----------
 TOTAL CONSUMER DISCRETIONARY ....................................    29,006,587
                                                                     -----------
 CONSUMER STAPLES -- 1.8%
  PERSONAL PRODUCTS -- 1.8%
   Herbalife, Ltd.*....................................     98,428     3,200,879
                                                                     -----------
 TOTAL CONSUMER STAPLES ..........................................     3,200,879
                                                                     -----------

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
 ENERGY -- 7.0%
  ENERGY EQUIPMENT & SERVICES -- 5.4%
   Hercules Offshore, Inc.*............................     57,380   $ 1,630,166
   Todco - Class A*....................................     40,128     1,527,272
   Union Drilling, Inc.*...............................     77,565     1,127,019
   Unit Corp.*.........................................     47,955     2,638,964
   Universal Compression Holdings, Inc.*...............     61,228     2,517,695
                                                                     -----------
                                                                       9,441,116
                                                                     -----------
  OIL, GAS & CONSUMABLE FUELS -- 1.6%
   Comstock Resources, Inc.*...........................     70,630     2,154,921
   Stealthgas, Inc.*...................................     54,070       681,282
                                                                     -----------
                                                                       2,836,203
                                                                     -----------
 TOTAL ENERGY ....................................................    12,277,319
                                                                     -----------
 FINANCIALS -- 8.0%
  CAPITAL MARKETS -- 2.0%
   Affiliated Managers Group, Inc.*....................     42,854     3,439,033
                                                                     -----------
  INSURANCE -- 0.8%
   Navigators Group, Inc.*.............................     31,775     1,385,708
                                                                     -----------
  REAL ESTATE -- 4.0%
   Alexandria Real Estate Equities, Inc................     28,145     2,265,673
   Jones Lang LaSalle, Inc.............................     50,925     2,564,074
   Trammell Crow Co.*..................................     86,676     2,223,239
                                                                     -----------
                                                                       7,052,986
                                                                     -----------
  THRIFTS & MORTGAGE FINANCING -- 1.2%
   NewAlliance Bancshares, Inc.*.......................    143,568     2,087,479
                                                                     -----------
 TOTAL FINANCIALS ................................................    13,965,206
                                                                     -----------
 HEALTHCARE -- 11.9%
  BIOTECHNOLOGY -- 3.6%
   Neurocrine Biosciences, Inc.*.......................     71,610     4,492,095
   Senomyx, Inc.*......................................     70,985       860,338
   Serologicals Corp.*.................................     44,085       870,238
                                                                     -----------
                                                                       6,222,671
                                                                     -----------


    The accompanying notes are an integral part of the financial statements.

ROXBURY SMALL-CAP GROWTH FUND
-----------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 2.5%
   American Medical Systems Holdings, Inc.*............     78,040   $ 1,391,453
   Gen-Probe, Inc.*....................................     59,526     2,904,274
                                                                     -----------
                                                                       4,295,727
                                                                     -----------
  HEALTH CARE PROVIDERS & SERVICES -- 4.5%
   Amedisys, Inc.*.....................................     52,848     2,232,300
   Per-Se Technologies, Inc.*..........................     51,490     1,202,806
   Symbion, Inc.*......................................     58,524     1,346,052
   United Surgical Partners International, Inc.*.......     62,902     2,022,299
   VCA Antech, Inc.*...................................     44,890     1,265,898
                                                                     -----------
                                                                       8,069,355
                                                                     -----------
 PHARMACEUTICALS -- 1.3%
   First Horizon Pharmaceutical*.......................     79,865     1,377,671
   Pain Therapeutics, Inc.*............................    121,655       822,388
                                                                     -----------
                                                                       2,200,059
                                                                     -----------
 TOTAL HEALTHCARE ................................................    20,787,812
                                                                     -----------
 INDUSTRIALS -- 19.5%
  AEROSPACE & DEFENSE -- 2.0%
   Armor Holdings, Inc.................................     80,408     3,429,400
                                                                     -----------
  BUILDING PRODUCTS -- 1.2%
   NCI Building Systems, Inc.*.........................     48,155     2,045,624
                                                                     -----------
  COMMERCIAL SERVICES & SUPPLIES -- 2.8%
   Kenexa Corp.*.......................................     72,331     1,526,184
   Knoll, Inc..........................................    109,460     1,872,861
   Navigant Consulting, Inc.*..........................     64,375     1,414,963
                                                                     -----------
                                                                       4,814,008
                                                                     -----------
  CONSTRUCTION & ENGINEERING -- 3.9%
   Granite Construction, Inc...........................     78,244     2,809,742
   Perini Corp.*.......................................    108,610     2,622,932
   Williams Scotsman International, Inc.*..............     82,780     1,432,922
                                                                     -----------
                                                                       6,865,596
                                                                     -----------
  ELECTRICAL EQUIPMENT -- 1.2%
   Energy Conversion Devices, Inc.*....................     53,480     2,179,310
                                                                     -----------

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
  MACHINERY -- 5.2%
   CLARCOR, Inc........................................     53,658   $ 1,594,179
   Freightcar America, Inc.*...........................     62,873     3,022,934
   IDEX Corp...........................................     46,762     1,922,386
   Oshkosh Truck Corp..................................     58,006     2,586,488
                                                                     -----------
                                                                       9,125,987
                                                                     -----------
  TRADING CO. & DISTRIBUTORS -- 3.2%
   Interline Brands, Inc.*.............................     81,750     1,859,813
   Wesco International, Inc.*..........................     87,014     3,718,107
                                                                     -----------
                                                                       5,577,920
                                                                     -----------
 TOTAL INDUSTRIALS ...............................................    34,037,845
                                                                     -----------
 INFORMATION TECHNOLOGY -- 31.5%
  COMMUNICATIONS EQUIPMENT -- 3.8%
   Comtech Group, Inc.*................................     70,715       439,140
   RADWARE, Ltd.*......................................     94,660     1,719,026
   Superior Essex, Inc.*...............................     80,017     1,613,143
   Symmetricom, Inc.*..................................    168,187     1,424,544
   Viasat, Inc.*.......................................     52,480     1,402,790
                                                                     -----------
                                                                       6,598,643
                                                                     -----------
  COMPUTERS & PERIPHERALS -- 5.3%
   Bookham, Inc. - W.I.*...............................    250,005     1,430,029
   Electronics for Imaging, Inc.*......................     73,559     1,957,405
   Komag, Inc.*........................................     66,058     2,289,570
   Rackable Systems, Inc.*.............................     44,515     1,267,787
   Synaptics, Inc.*....................................     90,615     2,240,003
                                                                     -----------
                                                                       9,184,794
                                                                     -----------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 4.8%
   Applied Films Corp.*................................     60,185     1,250,042
   Electro Scientific Industries, Inc.*................     75,140     1,814,631
   FLIR Systems, Inc.*.................................    102,845     2,296,529
   GSI Lumonics, Inc.*.................................     76,135       826,826
   Nam Tai Electronics, Inc............................     98,138     2,208,105
                                                                     -----------
                                                                       8,396,133
                                                                     -----------
  INTERNET SOFTWARE & SERVICES -- 4.2%
   Digitas, Inc.*......................................    199,783     2,501,283
   Equinix, Inc.*......................................     68,407     2,788,269
   Interwoven, Inc.*...................................    243,603     2,063,317
                                                                     -----------
                                                                       7,352,869
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

ROXBURY SMALL-CAP GROWTH FUND
-----------------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
  IT SERVICES -- 2.3%
   Alliance Data Systems Corp.*........................     57,765   $ 2,056,434
   iPayment, Inc.*.....................................     18,345       761,684
   Modis Professional Services, Inc.*..................     91,395     1,249,370
                                                                     -----------
                                                                       4,067,488
                                                                     -----------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 6.4%
   DSP Group, Inc*.....................................     53,420     1,338,705
   Emcore Corp.*.......................................    112,635       835,752
   FEI Co.*............................................    117,416     2,250,865
   Monolithic Power Systems*...........................     44,280       663,757
   Netlogic Microsystems, Inc.*........................     73,655     2,006,362
   Sigma Designs, Inc.*................................    120,676     1,855,997
   SiRF Technology Holdings, Inc.*.....................     70,162     2,090,828
                                                                     -----------
                                                                      11,042,266
                                                                     -----------
  SOFTWARE -- 4.7%
   Epicor Software Corp.*..............................     82,045     1,159,296
   Manhattan Associates, Inc.*.........................     85,630     1,753,702
   Wind River Systems, Inc.............................    224,929     3,322,202
   Witness Systems, Inc.*..............................     96,040     1,889,107
                                                                     -----------
                                                                       8,124,307
                                                                     -----------
 TOTAL INFORMATION TECHNOLOGY ....................................    54,766,500
                                                                     -----------
 MATERIALS -- 1.2%
  CHEMICALS -- 1.2%
   Airgas, Inc.........................................     64,660     2,127,314
                                                                     -----------
 TOTAL MATERIALS .................................................     2,127,314
                                                                     -----------

                                                                        Value
                                                         Shares       (Note 2)
                                                        ---------   ------------
 TELECOMMUNICATION SERVICES -- 0.3%
  DIVERSIFIED TELECOM SERVICES -- 0.3%
   CBeyond Communications, Inc.*....................       43,305   $    446,042
                                                                    ------------
TOTAL TELECOMMUNICATION SERVICES ................................        446,042
                                                                    ------------
TOTAL COMMON STOCK
   (Cost $146,105,354) ..........................................    170,615,504
                                                                    ------------
SHORT-TERM INVESTMENTS -- 2.2%
   BlackRock Liquidity Funds TempCash Portfolio -
    Institutional Series............................    1,903,012      1,903,012
   BlackRock Liquidity Funds TempFund Portfolio -
    Institutional Series............................    1,903,013      1,903,013
                                                                    ------------
   TOTAL SHORT-TERM INVESTMENTS
    (Cost $3,806,025) ...........................................      3,806,025
                                                                    ------------
   TOTAL INVESTMENTS -- 100.0%
    (Cost $149,911,379) .........................................   $174,421,529
                                                                    ============


---------------
*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

ROXBURY MID-CAP FUND
--------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
COMMON STOCK -- 96.4%
 CONSUMER DISCRETIONARY -- 20.8%
  DIVERSIFIED CONSUMER SERVICES -- 1.0%
   Bright Horizons Family Solutions, Inc.*...............     3,900   $  144,495
                                                                      ----------
  HOTELS, RESTAURANTS, & LEISURE -- 2.9%
   P.F. Chang's China Bistro, Inc.*......................     2,700      134,001
   The Cheesecake Factory, Inc.*.........................     7,500      280,425
                                                                      ----------
                                                                         414,426
                                                                      ----------
  HOUSEHOLD DURABLES -- 2.6%
   Standard Pacific Corp.................................     9,900      364,320
                                                                      ----------
  SPECIALTY RETAIL -- 14.3%
   Abercrombie & Fitch Co. -- Class A....................     4,600      299,828
   Bed Bath & Beyond, Inc.*..............................    11,900      430,185
   Guitar Center, Inc.*..................................     5,400      270,054
   PetSmart*.............................................    12,100      310,486
   Ross Stores, Inc......................................    10,515      303,884
   Tractor Supply Co.*...................................     5,400      285,876
   Urban Outfitters, Inc.*...............................     5,400      136,674
                                                                      ----------
                                                                       2,036,987
                                                                      ----------
  TOTAL CONSUMER DISCRETIONARY ....................................    2,960,228
                                                                      ----------
 ENERGY -- 8.9%
  ENERGY EQUIPMENT & SERVICES -- 6.2%
   GlobalSantaFe Corp....................................     6,100      293,715
   Noble Corp............................................     3,800      268,052
   Weatherford International, Inc.*......................     8,800      318,560
                                                                      ----------
                                                                         880,327
                                                                      ----------
  OIL, GAS & CONSUMABLE FUELS -- 2.7%
   Consol Energy, Inc....................................     5,800      378,044
                                                                      ----------
  TOTAL ENERGY ....................................................    1,258,371
                                                                      ----------
 FINANCIALS -- 19.0%
  CAPITAL MARKETS -- 3.0%
   Nuveen Investments -- Class A.........................     9,900      421,938
                                                                      ----------
  COMMERCIAL BANKS -- 1.9%
   Commerce Bancorp, Inc.................................     7,900      271,839
                                                                      ----------

                                                                         Value
                                                             Shares    (Note 2)
                                                             ------   ----------
  INSURANCE -- 2.0%
   Willis Group Holdings Ltd.............................     7,800   $  288,132
                                                                      ----------
  REAL ESTATE -- 5.4%
   CB Richard Ellis Group, Inc.*.........................     8,000      470,800
   Sunstone Hotel Investors, Inc.*.......................    11,200      297,584
                                                                      ----------
                                                                         768,384
                                                                      ----------
  THRIFTS & MORTGAGE FINANCING -- 6.7%
   Accredited Home Lenders Holding Co.*..................     6,300      312,354
   Commercial Capital Bancorp, Inc.                          19,100      326,992
   Hudson City Bancorp, Inc..............................    24,300      294,516
                                                                      ----------
                                                                         933,862
                                                                      ----------
  TOTAL FINANCIALS ................................................    2,684,155
                                                                      ----------
 HEALTHCARE -- 17.2%
  BIOTECHNOLOGY -- 1.3%
   Celgene Corp.*........................................     2,800      181,440
                                                                      ----------
  HEALTH CARE EQUIPMENT & SUPPLIES -- 11.0%
   American Medical Systems Holdings, Inc.*..............    17,000      303,110
   Arthrocare Corp.*.....................................     7,600      320,264
   Cytyc Corp.*..........................................     5,800      163,734
   Gen-Probe, Inc.*......................................     3,300      161,007
   Intuitive Surgical, Inc.*.............................     1,200      140,724
   Kinetic Concepts, Inc.*...............................     4,600      182,896
   Varian Medical Systems, Inc.*.........................     5,700      286,938
                                                                      ----------
                                                                       1,558,673
                                                                      ----------
  HEALTH CARE PROVIDERS & SERVICES -- 4.9%
   Community Health Systems*.............................     9,400      360,396
   Henry Schein, Inc.*...................................     7,700      336,028
                                                                      ----------
                                                                         696,424
                                                                      ----------
  TOTAL HEALTHCARE ................................................    2,436,537
                                                                      ----------
 INDUSTRIALS -- 6.5%
  AIR FREIGHT & LOGISTICS -- 2.7%
   UTI Worldwide, Inc....................................     4,100      380,644
                                                                      ----------

    The accompanying notes are an integral part of the financial statements.

ROXBURY MID-CAP FUND
--------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
  COMMERCIAL SERVICES & SUPPLIES -- 3.8%
   Education Management Corp.*.............................     4,300   $144,093
   Stericycle, Inc.*.......................................     4,450    262,016
   The Corporate Executive Board Co........................     1,450    130,065
                                                                        --------
                                                                         536,174
                                                                        --------
  TOTAL INDUSTRIALS .................................................    916,818
                                                                        --------
 INFORMATION TECHNOLOGY -- 18.9%
  COMMUNICATIONS EQUIPMENT -- 1.3%
   Foundry Networks, Inc.*.................................    13,100    180,911
                                                                        --------
  INTERNET SOFTWARE & SERVICES -- 4.1%
   Akamai Technologies, Inc.*..............................     8,200    163,426
   Valueclick, Inc.*.......................................    15,500    280,705
   Webex Communications, Inc.*.............................     6,400    138,432
                                                                        --------
                                                                         582,563
                                                                        --------
  IT SERVICES -- 5.3%
   Alliance Data Systems Corp.*............................    14,200    505,520
   Global Payments, Inc....................................     5,400    251,694
                                                                        --------
                                                                         757,214
                                                                        --------
  SEMICONDUCTORS & SEMI EQUIPMENT -- 6.5%
   Altera Corp.*...........................................     7,300    135,269
   Broadcom Corp. Class A*.................................     7,000    330,050
   Hittite Microwave Corp.*................................     6,200    143,468
   Microchip Technology, Inc...............................     9,400    302,210
                                                                        --------
                                                                         910,997
                                                                        --------

                                                                        Value
                                                           Shares      (Note 2)
                                                           -------   -----------
  SOFTWARE -- 1.7%
   Citrix Systems, Inc.*...............................      8,300   $   238,874
                                                                     -----------
  TOTAL INFORMATION TECHNOLOGY ...................................     2,670,559
                                                                     -----------
 TELECOMMUNICATION SERVICES -- 5.1%
  WIRELESS TELECOM SERVICES -- 5.1%
   NII Holdings, Inc.*.................................     16,400       716,352
                                                                     -----------
  TOTAL TELECOMMUNICATION SERVICES ...............................       716,352
                                                                     -----------
  TOTAL COMMON STOCK
   (Cost $11,804,248) ............................................    13,643,020
                                                                     -----------
SHORT-TERM INVESTMENTS -- 3.6%
   BlackRock Liquidity Funds TempCash Portfolio --
    Institutional Series...............................    257,973       257,973
   BlackRock Liquidity Funds TempFund Portfolio --
    Institutional Series...............................    257,973       257,973
                                                                     -----------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $515,946) ...............................................       515,946
                                                                     -----------
  TOTAL INVESTMENTS -- 100.0%
   (Cost $12,320,194) ............................................   $14,158,966
                                                                     ===========

---------------
*  Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

ROXBURY MICRO-CAP FUND
----------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED)
 (Showing Percentage of Total Investments)
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
COMMON STOCK -- 97.4%
 CONSUMER DISCRETIONARY -- 6.0%
  HOTELS, RESTAURANTS, & LEISURE -- 3.8%
   Youbet.com, Inc.*.......................................    2,785     $13,173
                                                                         -------
  TEXTILE, APPAREL, & LUXURY GOODS -- 2.2%
   Tarrant Apparel Group*..................................    7,025       7,447
                                                                         -------
  TOTAL CONSUMER DISCRETIONARY ......................................     20,620
                                                                         -------
 ENERGY -- 10.0%
  ENERGY EQUIPMENT & SERVICES -- 3.8%
   Allis-Chalmers Energy Inc.*.............................    1,033      12,860
                                                                         -------
  OIL, GAS & CONSUMABLE FUEL -- 6.2%
   Far East Energy Corp.*..................................    7,549      10,267
   Toreador Resources Corp.*...............................      527      11,104
                                                                         -------
                                                                          21,371
                                                                         -------
  TOTAL ENERGY ......................................................     34,231
                                                                         -------
 FINANCIALS -- 7.6%
  CONSUMER FINANCE -- 7.6%
   Cash Systems, Inc.*.....................................    1,577      13,831
   First Cash Financial Services, Inc.*....................      421      12,276
                                                                         -------
  TOTAL FINANCIALS ..................................................     26,107
                                                                         -------
 HEALTHCARE -- 24.5%
  HEALTH CARE EQUIPMENT & SUPPLIES -- 21.2%
   Endocare, Inc.*.........................................    4,542      12,445
   Memry Corp.*............................................    7,012      13,393
   OraSure Technologies, Inc.*.............................    1,158      10,214
   PhotoMedex, Inc.*.......................................    7,444      12,804
   Providence Service Corp.*...............................      409      11,775
   TriPath Imaging, Inc.*..................................    1,977      11,941
                                                                         -------
                                                                          72,572
                                                                         -------
  HEALTH CARE PROVIDERS & SERVICES -- 3.3%
   Bio-Imaging Technologies, Inc.*.........................    3,532      11,302
                                                                         -------
  TOTAL HEALTHCARE ..................................................     83,874
                                                                         -------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 INDUSTRIALS -- 6.6%
  COMMERCIAL SERVICES & SUPPLIES -- 3.6%
   Consolidated Graphics, Inc.*............................       258   $ 12,213
                                                                        --------
  TRADING CO. & DISTRIBUTORS -- 3.0%
   Rush Enterprises, Inc. -- Class A*......................       687     10,223
                                                                        --------
  TOTAL INDUSTRIALS .................................................     22,436
                                                                        --------
 INFORMATION TECHNOLOGY -- 41.3%
  COMMUNICATIONS EQUIPMENT -- 14.4%
   Airspan Networks, Inc.*.................................     2,369     13,480
   Digi International, Inc.*...............................     1,251     13,123
   EFJ, Inc.*..............................................       960      9,744
   Relm Wireless Corp.*....................................     1,752     12,807
                                                                        --------
                                                                          49,154
                                                                        --------
  COMPUTERS & PERIPHERALS -- 1.0%
   LaserCard Corp.*........................................       229      3,433
                                                                        --------
  ELECTRONIC EQUIPMENT & INSTRUMENTS -- 15.5%
   Bulldog Technologies, Inc.*.............................    15,531     16,307
   Fargo Electronics*......................................       498      9,587
   Iteris, Inc.*...........................................     2,964      7,114
   Measurement Specialties, Inc.*..........................       239      5,820
   Napco Security Systems, Inc.*...........................     1,344     13,936
                                                                        --------
                                                                          52,764
                                                                        --------
  INTERNET SOFTWARE & SERVICES -- 3.7%
   Cybersource Corp.*......................................     1,907     12,586
                                                                        --------
  IT SERVICES -- 2.9%
   TNS, Inc.*..............................................       517      9,916
                                                                        --------
  SOFTWARE -- 3.8%
   Peerless Systems Corp.*.................................     1,532     12,915
                                                                        --------
  TOTAL INFORMATION TECHNOLOGY ......................................    140,768
                                                                        --------

    The accompanying notes are an integral part of the financial statements.

ROXBURY MICRO-CAP FUND
----------------------
 INVESTMENTS / DECEMBER 31, 2005 (UNAUDITED) -- continued
 (Showing Percentage of Total Investments)
================================================================================

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
 TELECOMMUNICATION SERVICES -- 1.4%
  DIVERSIFIED TELECOM SERVICES -- 1.4%
   UCN, Inc.*..............................................    2,760    $  4,885
                                                                        --------
  TOTAL TELECOMMUNICATION SERVICES ..................................      4,885
                                                                        --------
  TOTAL COMMON STOCK
   (Cost $313,675) ..................................................    332,921
                                                                        --------

                                                                          Value
                                                               Shares   (Note 2)
                                                               ------   --------
SHORT-TERM INVESTMENTS -- 2.6%
   BlackRock Liquidity Funds TempCash Portfolio --
    Institutional Series...................................    4,375    $  4,375
   BlackRock Liquidity Funds TempFund Portfolio --
    Institutional Series...................................    4,374       4,374
                                                                        --------
  TOTAL SHORT-TERM INVESTMENTS
   (Cost $8,749) ....................................................      8,749
                                                                        --------
  TOTAL INVESTMENTS -- 100.0%
   (Cost $322,424) ..................................................   $341,670
                                                                        ========

---------------
*  Non-income producing security.


    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL STATEMENTS
================================================================================

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2005 (Unaudited)

                                                                                              Small-Cap       Mid-Cap     Micro-Cap
                                                                                             Growth Fund       Fund          Fund
                                                                                            ------------    -----------   ---------
ASSETS:
Investment in securities, at value*.....................................................    $174,421,529    $14,158,966    $341,670
Receivable for fund shares sold.........................................................         163,268             --         504
Receivable for investments sold.........................................................       2,391,659        561,643       1,642
Receivable from advisor.................................................................              --             --       2,855
Dividends and interest receivable.......................................................          88,658          9,101          82
Other assets............................................................................           6,198            293       3,160
                                                                                            ------------    -----------    --------
Total assets............................................................................     177,071,312     14,730,003     349,913
                                                                                            ------------    -----------    --------
LIABILITIES:
Payable for fund shares redeemed........................................................          44,797        169,624          --
Payable for investments purchased.......................................................       1,010,440        286,910       7,721
Accrued advisory fee....................................................................         150,054          1,232          --
Other accrued expenses..................................................................          47,652         48,770      12,850
                                                                                            ------------    -----------    --------
Total liabilities.......................................................................       1,252,943        506,536      20,571
                                                                                            ------------    -----------    --------
NET ASSETS..............................................................................    $175,818,369    $14,223,467    $329,342
                                                                                            ============    ===========    ========
NET ASSETS CONSIST OF:
Paid-in capital.........................................................................    $151,084,741    $12,239,075    $330,810
Accumulated net investment loss.........................................................        (649,406)       (57,348)     (2,770)
Accumulated net realized gain (loss) on investments.....................................         872,884        202,968     (17,944)
Net unrealized appreciation of investments..............................................      24,510,150      1,838,772      19,246
                                                                                            ------------    -----------    --------
NET ASSETS..............................................................................    $175,818,369    $14,223,467    $329,342
                                                                                            ============    ===========    ========
NET ASSETS BY SHARE CLASS:
 Institutional Shares...................................................................    $175,771,730    $ 1,050,024    $329,342
 Investor Shares........................................................................          46,639     13,173,443          --
                                                                                            ------------    -----------    --------
                                                                                            $175,818,369    $14,223,467    $329,342
                                                                                            ============    ===========    ========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
 ($0.01 par value, unlimited authorized shares):
 Institutional Shares...................................................................       9,580,204        175,515      32,429
 Investor Shares........................................................................           2,551      2,205,454          --
NET ASSET VALUE, offering and redemption price per share:
 Institutional Shares...................................................................    $      18.35    $      5.98    $  10.16
                                                                                            ============    ===========    ========
 Investor Shares........................................................................    $      18.28    $      5.97    $     --
                                                                                            ============    ===========    ========
----------
*Investments at cost....................................................................    $149,911,379    $12,320,194    $322,424

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2005 (Unaudited)

                                                                                                 Small-Cap     Mid-Cap    Micro-Cap
                                                                                                Growth Fund      Fund        Fund
                                                                                                -----------    --------   ---------
INVESTMENT INCOME:
 Dividends..................................................................................    $   259,178    $ 36,534    $     --
 Interest...................................................................................        113,836      10,896         373
 Foreign tax withheld.......................................................................             --         (73)         --
                                                                                                -----------    --------    --------
 Total investment income....................................................................        373,014      47,357         373
                                                                                                -----------    --------    --------
EXPENSES:
 Advisory fees..............................................................................        827,518      51,360       2,022
 Administration and accounting fees.........................................................         78,653      20,253       6,636
 Custody fees...............................................................................         18,960       6,635       1,753
 Compliance services........................................................................         11,293         946          18
 Transfer agent fees........................................................................         17,729      37,366       3,595
 Shareholder service fees-Investor shares...................................................             26      15,682          --
 Reports to shareholders....................................................................         15,045       2,162       2,384
 Trustees' fees.............................................................................          9,315       9,689       9,065
 Registration fees..........................................................................         20,849       1,304         475
 Professional fees..........................................................................         20,839      14,648       9,117
 Other......................................................................................          8,403       5,932         623
                                                                                                -----------    --------    --------
   Total expenses before fee waivers and expense reimbursements.............................      1,028,630     165,977      35,688
   Expenses waived or reimbursed by investment adviser......................................             --     (48,853)    (26,464)
   Administration and accounting fees waived................................................         (6,210)    (12,419)     (6,210)
                                                                                                -----------    --------    --------
    Total expenses, net.....................................................................      1,022,420     104,705       3,014
                                                                                                -----------    --------    --------
 Net investment loss........................................................................       (649,406)    (57,348)     (2,641)
                                                                                                -----------    --------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments....................................................      7,774,329     714,642     (10,232)
 Net change in unrealized appreciation (depreciation) on investments........................      8,900,539     103,122       8,049
                                                                                                -----------    --------    --------
 Net gain (loss) on investments.............................................................     16,674,868     817,764      (2,183)
                                                                                                -----------    --------    --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.............................    $16,025,462    $760,416    $ (4,824)
                                                                                                ===========    ========    ========

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Six-Month Period Ended December 31, 2005 (Unaudited)

                                                                                              Small-Cap       Mid-Cap     Micro-Cap
                                                                                             Growth Fund       Fund          Fund
                                                                                            ------------    -----------   ---------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss....................................................................    $   (649,406)   $   (57,348)   $ (2,641)
 Net realized gain (loss) on investments................................................       7,774,329        714,642     (10,232)
 Net change in unrealized appreciation (depreciation) on investments....................       8,900,539        103,122       8,049
                                                                                            ------------    -----------    --------
Net increase (decrease) in net assets resulting from operations.........................      16,025,462        760,416      (4,824)
                                                                                            ------------    -----------    --------
Distributions to shareholders from:
 Net realized gains:
   Institutional shares.................................................................        (587,594)      (459,957)         --
   Investor shares......................................................................            (157)       (42,873)         --
                                                                                            ------------    -----------    --------
Total distributions.....................................................................        (587,751)      (502,830)         --
                                                                                            ------------    -----------    --------
Fund share transactions (Note 5):
 Proceeds from shares sold..............................................................      19,423,167      1,767,338     270,881
 Cost of shares issued on reinvestment of distributions.................................         553,745        443,330          --
 Cost of shares redeemed................................................................      (7,508,474)    (1,012,593)    (71,017)
                                                                                            ------------    -----------    --------
Net increase in net assets from Fund share transactions.................................      12,468,438      1,198,075     199,864
                                                                                            ------------    -----------    --------
Total increase in net assets............................................................      27,906,149      1,455,661     195,040
NET ASSETS:
 Beginning of period....................................................................     147,912,220     12,767,806     134,302
                                                                                            ------------    -----------    --------
 End of period..........................................................................    $175,818,369    $14,223,467    $329,342
                                                                                            ============    ===========    ========

Accumulated net investment loss.........................................................    $   (649,406)   $   (57,348)   $ (2,770)
                                                                                            ------------    -----------    --------

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL STATEMENTS -- continued
================================================================================

STATEMENTS OF CHANGES IN NET ASSETS
For the Year or Period Ended June 30, 2005

                                                                                              Small-Cap       Mid-Cap     Micro-Cap
                                                                                             Growth Fund       Fund         Fund(1)
                                                                                            ------------    -----------   ---------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
 Net investment loss....................................................................    $   (975,158)   $  (129,784)   $ (1,216)
 Net realized gain (loss) on investments................................................      (5,879,896)        27,648      (7,712)
 Net change in unrealized appreciation (depreciation) on investments....................       9,054,165      1,290,539      11,197
                                                                                            ------------    -----------    --------
Net increase in net assets resulting from operations....................................       2,199,111      1,188,403       2,269
                                                                                            ------------    -----------    --------
Distributions to shareholders from:
 Net realized gains:
   Institutional shares.................................................................      (1,490,217)            --          --
   Investor shares......................................................................            (113)       (24,519)         --
                                                                                            ------------    -----------    --------
Total Distributions.....................................................................      (1,490,330)       (24,519)         --
                                                                                            ------------    -----------    --------
Fund share transactions (note 5):
 Proceeds from shares sold..............................................................     113,254,520      4,345,305     170,407
 Cost of shares issued on reinvestment of distributions.................................       1,348,337         21,127          --
 Cost of shares redeemed................................................................     (17,716,585)    (5,512,501)    (38,374)
                                                                                            ------------    -----------    --------
Net increase (decrease) in net assets from Fund Share transactions......................      96,886,272     (1,146,069)    132,033
                                                                                            ------------    -----------    --------
Total increase in net assets............................................................      97,595,053         17,815     134,302
NET ASSETS:
 Beginning of period....................................................................      50,317,167     12,749,991          --
                                                                                            ------------    -----------    --------
 End of period..........................................................................    $147,912,220    $12,767,806    $134,302
                                                                                            ============    ===========    ========

Undistributed net investment income (accumulated loss)..................................    $         --    $        --    $   (129)
                                                                                            ------------    -----------    --------

---------------
(1) Commencement of operations was December 29, 2004.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL HIGHLIGHTS
================================================================================

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                For the
                                                                               Six-Month       For the Fiscal
                                                                             Period Ended       Years Ended        For the Period
                                                                             December 31,         June 30,        January 2, 2003(1)
                                                                                 2005        -------------------       through
                                                                              (Unaudited)      2005       2004       June 30, 2003
                                                                             ------------    --------    -------   ----------------
SMALL-CAP GROWTH FUND(2) -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...................................     $  16.66      $  16.75    $ 12.76        $10.00
                                                                               --------      --------    -------        ------
INVESTMENT OPERATIONS:
 Net investment loss(3)...................................................        (0.07)        (0.17)     (0.25)        (0.09)
 Net realized and unrealized gain on investments .........................         1.82          0.43       4.64          2.85
                                                                               --------      --------    -------        ------
   Total from investment operations.......................................         1.75          0.26       4.39          2.76
                                                                               --------      --------    -------        ------
DISTRIBUTIONS:
 From net realized gains .................................................        (0.06)        (0.35)     (0.40)           --
                                                                               --------      --------    -------        ------
NET ASSET VALUE -- END OF PERIOD .........................................     $  18.35      $  16.66    $ 16.75        $12.76
                                                                               ========      ========    =======        ======
TOTAL RETURN .............................................................        10.52%**       1.53%     34.67%        27.60%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(4)
 Expenses:
   Including waivers/reimbursements.......................................         1.24%*        1.36%      1.69%         1.75%*
   Excluding waivers/reimbursements.......................................         1.24%*        1.37%      1.79%         9.13%*
 Net investment loss .....................................................        (0.78)%*      (1.04)%    (1.53)%       (1.45)%*
Portfolio turnover rate ..................................................           71%**        161%       172%           86%**
Net assets at the end of period (000 omitted) ............................     $175,772      $147,907    $50,317        $8,835

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Effective May 4, 2004, the Wilmington Small Cap Growth Portfolio changed its name to the Roxbury Small-Cap Growth Fund.
(3) The net investment loss per share was calculated using the average shares outstanding method.
(4) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                For the
                                               Six-Month
                                              Period Ended     For the Period
                                              December 31, September 30, 2004(1)
                                                  2005            through
                                              (Unaudited)      June 30, 2005
                                              ------------ ---------------------
SMALL-CAP GROWTH FUND -- INVESTOR SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD ...       $16.62            $ 15.48
                                                 ------            -------
INVESTMENT OPERATIONS:
 Net investment loss(2)...................        (0.09)             (0.15)
 Net realized and unrealized gain on
  investments.............................         1.81               1.64
                                                 ------            -------
   Total from investment operations.......         1.72               1.49
                                                 ------            -------
DISTRIBUTIONS:
 From net realized gains .................        (0.06)             (0.35)
                                                 ------            -------
NET ASSET VALUE -- END OF PERIOD .........       $18.28            $ 16.62
                                                 ======            =======
TOTAL RETURN .............................        10.36%**            9.60%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:(3)
 Expenses:
   Including waivers/reimbursements.......         1.49%*             1.60%*
   Excluding waivers/reimbursements.......         1.52%*           236.10%*
 Net investment loss .....................        (1.06)%*           (1.28)%*
Portfolio turnover rate ..................           71%**             161%**
Net assets at the end of period (000
  omitted)................................       $   47            $     5

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment loss per share was calculated using the average shares method.
(3) For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.



    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                  For the
                                                 Six-Month
                                                Period Ended   For the Period
                                                December 31, February 8, 2005(1)
                                                    2005          through
                                                (Unaudited)    June 30, 2005
                                                ------------ -------------------
MID-CAP FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF PERIOD .....       $ 5.84            $ 5.75
                                                   ------            ------
INVESTMENT OPERATIONS:
 Net investment loss(2).....................        (0.02)            (0.02)
 Net realized and unrealized gain on
  investments...............................         0.38              0.11
                                                   ------            ------
   Total from investment operations.........         0.36              0.09
                                                   ------            ------
DISTRIBUTIONS:
 From net realized gains ...................        (0.22)               --
                                                   ------            ------
NET ASSET VALUE -- END OF PERIOD ...........       $ 5.98            $ 5.84
                                                   ======            ======
TOTAL RETURN ...............................         6.16%**           1.57%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL
  DATA:(3)
 Expenses:
   Including waivers/reimbursements.........         1.30%*            1.30%*
   Excluding waivers/reimbursements.........         2.19%*            3.50%*
 Net investment loss .......................        (0.61)%*          (0.86)%*
Portfolio turnover rate ....................           59%**            110%**
Net assets at the end of period (000
  omitted)..................................       $1,050            $1,079

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.
(3) For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.


    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                           For the
                                                          Six-Month
                                                        Period Ended                For the Fiscal                 For the Period
                                                        December 31,                 Years Ended                December 14, 2000(1)
                                                            2005                       June 30,                        through
                                                         (Unaudited)     2005       2004      2003      2002        June 30, 2001
                                                        ------------    -------   -------    ------    -------   ------------------
MID-CAP FUND -- INVESTOR SHARES(2)
NET ASSET VALUE -- BEGINNING OF PERIOD ..............      $  5.84      $  5.38   $  4.24    $ 4.32    $  5.55         $  5.00
                                                           -------      -------   -------    ------    -------         -------
INVESTMENT OPERATIONS:
 Net investment loss(3)..............................        (0.03)       (0.05)    (0.05)    (0.05)     (0.06)          (0.04)
 Net realized and unrealized gain (loss)
   on investments....................................         0.38         0.52      1.19     (0.03)     (1.08)           0.59
                                                           -------      -------   -------    ------    -------         -------
   Total from investment operations..................         0.35         0.47      1.14     (0.08)     (1.14)           0.55
                                                           -------      -------   -------    ------    -------         -------
DISTRIBUTIONS:
 From net realized gains ............................        (0.22)       (0.01)       --        --      (0.09)             --
                                                           -------      -------   -------    ------    -------         -------
NET ASSET VALUE -- END OF PERIOD ....................      $  5.97      $  5.84   $  5.38    $ 4.24    $  4.32         $  5.55
                                                           =======      =======   =======    ======    =======         =======
TOTAL RETURN ........................................         5.99%**      8.75%    26.89%    (1.85)%   (20.82)%         11.00%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(4)
 Expenses:
   Including expense limitations.....................         1.55%*       1.55%     1.55%     1.55%      1.55%           1.55%*
   Excluding expense limitations.....................         2.44%*       2.59%     5.18%    38.22%     63.66%         228.87%*
 Net investment loss ................................        (0.86)%*     (1.03)%   (1.05)%   (1.07)%    (1.30)%         (1.22)%*
Portfolio turnover rate .............................           59%**       110%       79%      119%       116%             47%**
Net assets at the end of period (000 omitted) .......      $13,173      $11,689   $12,750    $1,037    $   508         $    81

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) Formerly known as Class A Shares.
(3) The net investment loss per share was calculated using the average shares outstanding method.
(4) For the periods prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series. Effective July 1, 2005, the Fund no longer operates in a master-feeder structure.



    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 FINANCIAL HIGHLIGHTS -- continued
================================================================================

                                                For the
                                               Six-Month
                                              Period Ended    For the Period
                                              December 31, December  29, 2004(1)
                                                  2005           through
                                              (Unaudited)     June 30, 2005
                                              ------------ -------------------
MICRO-CAP FUND
NET ASSET VALUE -- BEGINNING OF PERIOD ...      $ 10.09            $ 10.00
                                                -------            -------
INVESTMENT OPERATIONS:
 Net investment loss(2)...................        (0.10)             (0.09)
 Net realized and unrealized gain on
  investments.............................         0.17               0.18
                                                -------            -------
   Total from investment operations.......         0.07               0.09
                                                -------            -------
NET ASSET VALUE -- END OF PERIOD .........      $ 10.16            $ 10.09
                                                =======            =======
TOTAL RETURN .............................         0.69%**            0.90%**
RATIOS (TO AVERAGE NET ASSETS)/
  SUPPLEMENTAL DATA:
 Expenses:
   Including waivers/reimbursements.......         2.25%*             2.25%*
   Excluding waivers/reimbursements.......        26.46%*            90.75%*
 Net investment loss .....................       (1.96)%*           (1.98)%*
Portfolio turnover rate ..................           77%**              77%**
Net assets at the end of period (000
  omitted)................................      $   329            $   134

---------------
*   Annualized.
**  Not annualized.
(1) Commencement of operations.
(2) The net investment loss per share was calculated using the average shares outstanding method.




    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS
-----------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. The Trust currently offers 26 series, three of which are included in these financial statements. The three series included are: Roxbury Small-Cap Growth Fund ("Small-Cap Growth Fund"), Roxbury Mid-Cap Fund ("Mid-Cap Fund") and Roxbury Micro-Cap Fund ("Micro-Cap Fund") (each, a "Fund" and collectively, the "Funds").

    Each Fund offers two classes of shares: Institutional Shares and Investor Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. Investor Shares are available to all investors and are subject to a shareholder servicing fee. As of December 31, 2005, the Investor Shares of the Micro-Cap Fund had not commenced operations.

    Effective July 1, 2005, the Small-Cap Growth and Mid-Cap Funds' investment structure was changed from a master-feeder structure to a stand-alone mutual fund, whereby each Fund directly invests in securities. The restructuring was accomplished through a redemption by each Fund of its investment in its corresponding master fund, whereby the master fund distributed to the Fund its pro rata portion of assets and liabilities in a tax-free, in-kind distribution. No change in the investment adviser, its services or fees occurred as a result of the restructuring.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

    Security Valuation. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value.

    Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

    Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date.

THE ROXBURY FUNDS
-----------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

    Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

    Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

    Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") serves as investment adviser to each of the Funds. For its services, Roxbury receives a fee from each Fund at an annual rate as follows:

                                                              Gross fees      Fees waived
                                                                           and reimbursed        % of Average Daily Net Assets
                                                              ----------   --------------    --------------------------------------
    Small-Cap Growth Fund.................................     $827,518       $     --       1.00% up to $1 billion; 0.95% of next
                                                                                             $1 billion; and 0.90% in excess of $2
                                                                                             billion

    Mid-Cap Fund..........................................       51,360        (48,853)      0.75% up to $1 billion; 0.70% of next
                                                                                             $1 billion; and 0.65% in excess of $2
                                                                                             billion

    Micro-Cap Fund........................................        2,022        (26,464)      1.50% of average daily net assets


    Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

                                                    Expense Cap     Expiration Date
                                                    -----------    -----------------
    Small-Cap Growth Fund
      Institutional Shares ......................       1.75%      January 1, 2006
      Investor Shares ...........................       2.00%      January 1, 2006
    Mid-Cap Fund
      Institutional Shares ......................       1.30%      November 1, 2015
      Investor Shares ...........................       1.55%      November 1, 2015
    Micro-Cap Fund
      Institutional Shares ......................       2.25%      December 31, 2016

    RSMC provides compliance services to the Funds pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC receives a service fee at an annual rate of 0.012% of each Fund's average daily net assets plus an allocated portion of the Chief Compliance Officer's total compensation.

THE ROXBURY FUNDS
-----------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

    The fees for these services for the six-months ended December 31, 2005 are shown separately in the statements of operations.

    Compensation of Trustees and Officers. Trustees and officers of the Funds who are interested persons of RSMC, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of RSMC, as defined in the 1940 Act, receive compensation and reimbursement of expenses. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts are invested in shares of a series of the WT Mutual Fund and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

    Shareholder Servicing Fees. The Trustees have adopted a separate Shareholder Servicing Plan which allows the Funds to obtain the services of Roxbury and other qualified financial institutions to act as shareholder servicing agents for their customers. Under the plan, the Small-Cap Growth and Mid-Cap Funds pay shareholder servicing agents, including Roxbury, a maximum annual amount at a rate of 0.25% of average daily net assets of the Small-Cap Growth and Mid-Cap Funds' Investor Shares.

    Wilmington Trust Company ("WTC"), an affiliate of Roxbury, serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust. The Funds pay WTC for its services as custodian and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2005 are shown separately in the statements of operations.

    4. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2005, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                       Small-Cap      Mid-Cap     Micro-Cap
                                      Growth Fund       Fund         Fund
                                     ------------    ----------   ---------
    Purchases....................    $133,122,436    $7,955,232    $399,765
    Sales........................     113,141,980     7,662,211     200,003

THE ROXBURY FUNDS
-----------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2005 for the Institutional Shares and Investor Shares of each Fund are as follows:

                                                                                    Institutional Shares         Investor Shares
                                                                                   -----------------------    ---------------------
                                                                                    Shares       Dollars       Shares      Dollars
                                                                                  ---------    -----------    --------   ----------
    Small-Cap Growth Fund
    ---------------------
    Sold.......................................................................   1,097,417    $19,385,367       2,213   $   37,800
    Issued on reinvestment of distributions....................................      30,467        553,588           9          157
    Redeemed...................................................................    (425,894)    (7,508,474)         --           --
                                                                                  ---------    -----------    --------   ----------
    Net increase...............................................................     701,990    $12,430,481       2,222   $   37,957
                                                                                  =========    ===========    ========   ==========

    Mid-Cap Fund
    ------------
    Sold.......................................................................      23,479    $   142,414     267,570   $1,624,924
    Issued on reinvestment of distributions....................................       7,181         42,873      67,191      400,457
    Redeemed...................................................................     (39,769)      (237,652)   (130,662)    (774,941)
                                                                                  ---------    -----------    --------   ----------
    Net increase (decrease)....................................................      (9,109)      ($52,365)    204,099   $1,250,440
                                                                                  =========    ===========    ========   ==========

    Micro-Cap Fund
    --------------
    Sold.......................................................................      26,024    $   270,881
    Issued on reinvestment of distributions....................................          --             --
    Redeemed...................................................................      (6,910)       (71,017)
                                                                                  ---------    -----------
    Net increase...............................................................      19,114    $   199,864
                                                                                  =========    ===========

    Transactions in shares of capital stock for the year or period ended June 30, 2005 for the Institutional Shares and Investor Shares of each Fund are as follows:

                                                                                  Institutional Shares          Investor Shares
                                                                                -------------------------    ----------------------
                                                                                 Shares         Dollars       Shares      Dollars
                                                                               ----------    ------------    --------   -----------
    Small-Cap Growth Fund
    ---------------------
    Sold....................................................................    6,902,121    $113,249,520         323   $     5,000
    Issued on reinvestment of distributions.................................       80,013       1,348,224           7           113
    Redeemed................................................................   (1,107,311)    (17,716,585)         --            --
                                                                               ----------    ------------    --------   -----------
    Net increase............................................................    5,874,823    $ 96,881,159         330   $     5,113
                                                                               ==========    ============    ========   ===========

    Mid-Cap Fund
    ------------
    Sold....................................................................      234,631    $  1,347,832     569,871   $ 2,997,473
    Issued on reinvestment of distributions.................................           --              --       3,806        21,127
    Redeemed................................................................      (50,008)       (282,574)   (941,901)   (5,229,927)
                                                                               ----------    ------------    --------   -----------
    Net increase (decrease).................................................      184,623    $  1,065,258    (368,224)  $(2,211,327)
                                                                               ==========    ============    ========   ===========

THE ROXBURY FUNDS
-----------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- continued
================================================================================

                                                               Institutional
                                                                   Shares
                                                              -----------------
                                                             Shares    Dollars
                                                             ------    --------

    Micro-Cap Fund
    --------------
    Sold .................................................   17,487    $170,407
    Issued on reinvestment of distributions ..............       --          --
    Redeemed .............................................   (4,172)    (38,374)
                                                             ------    --------
    Net increase .........................................   13,315    $132,033
                                                             ======    ========

6. DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

    In connection with the change in investment structure discussed in Note 1, the Small-Cap Growth and Mid-Cap Funds made the following reclassifications:

                                                           Small-Cap     Mid-Cap
                                                          Growth Fund     Fund
                                                          -----------    -------
    Paid-in-capital ...................................   ($1,439,241)    ($145)
    Net unrealized appreciation (depreciation) of
     investments ......................................     1,439,241       145

   The tax character of distributions paid during the six-month period ended December 31, 2005 and the year ended June 30, 2005 was as follows:

                                                          Small-Cap     Mid-Cap
                                                         Growth Fund      Fund
                                                         -----------    --------
    Six-month period ended December 31, 2005
    Ordinary income ..................................    $       --    $236,060
    Long-term capital gains ..........................       587,751     266,770
                                                          ----------    --------
     Total distributions .............................    $  587,751    $502,830
                                                          ==========    ========

    Year ended June 30, 2005
    Ordinary income ..................................    $1,448,188    $     --
    Long-term capital gains ..........................        42,142      24,519
                                                          ----------    --------
     Total distributions .............................    $1,490,330    $ 24,519
                                                          ==========    ========

    The components of accumulated earnings (deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax basis balances have not been determined as of December 31, 2005.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

THE ROXBURY FUNDS
-----------------
 ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT
================================================================================

At a meeting held on September 1, 2005, the Board of Trustees including a majority of those trustees who are not "interested persons" as such term is defined in the 1940 Act ("Independent Trustees") unanimously approved the continuance for an additional one-year period of existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Roxbury Mid-Cap Fund, Roxbury Small-Cap Growth Fund and Roxbury Micro-Cap Fund (each a "series"), and Roxbury (the "Agreement") for an additional one-year period.

Before meeting to determine whether to approve the continuance of the Agreement, the Board had the opportunity to review written materials provided by Roxbury and legal counsel to the Trust which contained information to help the Board evaluate the Agreement. The materials generally included information regarding (i) services performed for the Trust and one or more of its series,
(ii) the size and qualifications of Roxbury's portfolio management staff,
(iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust,
(iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a series and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on the adviser's ability to service the series, (ix) the compliance with a series' investment objectives, policies and practices (including codes of ethics), federal securities laws and other regulatory requirements, and (x) its proxy voting policies. Roxbury had provided information regarding the advisory fees received and an analysis of these fees in relation to the services to the series, the costs of providing such services, the profitability of the firm in general and any other ancillary benefit resulting from the adviser's relationship with the Trust.

During its deliberations on whether to approve the Agreement, the Board considered many factors. The Board considered the nature, extent and quality of the services to be provided by Roxbury. The Trustees considered the services provided to the series by Roxbury as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Board noted the substantial changes to the operations and management of the Trust over the past year including the withdrawal from the master-feeder structure, improved performance, and changes in personnel including a new CFO and CCO. The Board considered Roxbury's personnel changes over the last year and the depth of Roxbury's personnel who possess the experience to provide investment management services to the series of the Trust. The Board determined that the changes in management have generally been favorable. The Trustees concluded that the nature, extent and quality of the services provided by the adviser to each series were appropriate and consistent with the terms of the Agreement, that the quality of those services had been consistent with industry norms and that the series were likely to benefit from the continued provision of those services. They also concluded that Roxbury had sufficient personnel, with the appropriate education and experience, to serve the series effectively and had demonstrated its continuing ability to attract and retain qualified personnel.

The Board considered the investment performance of each series and Roxbury. The Board reviewed and considered comparative performance data and each series' performance relative to other mutual funds with similar investment objectives, strategies and policies, its respective benchmark index, and its Lipper peer group rankings. The Board also noted its review and evaluation of each series' investment performance on an on-going basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series and Roxbury was within an acceptable range of performance relative

THE ROXBURY FUNDS
-----------------
 ANNUAL CONTINUANCE OF INVESTMENT ADVISORY AGREEMENT -- continued
================================================================================

to other mutual funds with similar investment objectives, strategies and policies. It was noted that although the performance of some series lagged that of their peers for certain periods and they concluded that Roxbury had taken appropriate steps to address the under-performance and that the more recent performance has been improving.

The Board considered the costs of the services provided by Roxbury, the compensation and benefits received by Roxbury in providing services to the series, as well as Roxbury's profitability. In addition, the Board considered direct or indirect revenues received by affiliates of the adviser. The Board recognized that Roxbury's level of profitability is an important factor in providing service to the series. The Board was satisfied that Roxbury's profits were sufficient to continue as a viable concern generally and as investment adviser of the series specifically. The Board concluded that Roxbury's fees and profits derived from its relationship with the Trust in light of each series' expenses, were reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series was reasonable, taking into account the size of the series, the quality of services provided by Roxbury, the investment performance of the series and the expense limitations agreed to by Roxbury.

The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale should be achieved at higher asset levels for all of the series for the benefit of shareholders due to certain break-points in the advisory fees. The Board recognized that any economies of scale achieved will be primarily due to the ability of the Trust and each series to spread its fixed costs across a larger asset base and not through negotiated breakpoints in their advisory fees.

The Trustees considered whether there have occurred any events that would constitute a reason for the Trustees not to renew the Agreement and concluded there were not. After consideration of all the factors, and taking into consideration the information presented during previous meetings of the Board, the Trustees determined that it would be in the best interests of each series and its shareholders to approve the continuation of the Agreement. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

THE ROXBURY FUNDS
-----------------
 TRUSTEES AND OFFICERS (UNAUDITED)
================================================================================

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the investment advisers of the Trust, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the business of the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and is available, without charge, upon request, by calling (800) 336-9970.

INTERESTED TRUSTEES

                                                                                                        Number of
                                                                                  Principal           Portfolios in       Other
                              Position(s)          Term of Office               Occupation(s)           the Trust     Directorships
                               Held with            and Length of                During Past           Overseen by       Held by
Name, Address and Age          the Trust             Time Served                 Five Years              Trustee         Trustee
---------------------       ---------------   ------------------------    ------------------------    -------------   -------------
ROBERT J. CHRISTIAN(1)      Trustee           Shall serve until death,    Executive Vice                   26         None
Date of Birth: 2/49         President,        resignation or removal.     President and
                            Chief Executive   Trustee, President and      Chief Investment
                            Officer and       Chairman of the Board       Officer of Wilmington
                            Chairman of       since October 1998.         Trust Company since
                            the Board                                     February 1996; President
                                                                          of Rodney Square
                                                                          Management Corporation
                                                                          ("RSMC") from 1996
                                                                          to 2005; Vice President
                                                                          of RSMC since 2005.

NEIL WOLFSON(2)             Trustee           Shall serve at the          Chief Investment Officer         26         None
Date of Birth: 6/64                           pleasure of the Board       of Wilmington Trust
                                              and until successor is      Investment Management,
                                              elected and qualified.      LLC ("WTIM") since
                                              Trustee since November      July 2004; Previously,
                                              2005.                       Partner at KPMG from
                                                                          1996-2004.

---------------
(1) Mr. Christian is an "interested" Trustee by reason of his position as Vice President of RSMC, an investment adviser to the Trust.

(2) Mr. Wolfson is an "interested" Trustee by reason of his position as Chief Investment Officer of Wilmington Trust Investment Management, LLC ("WTIM"), an affiliate of RSMC.

THE ROXBURY FUNDS
-----------------
 TRUSTEES AND OFFICERS (UNAUDITED) -- continued
================================================================================

INDEPENDENT TRUSTEES
                                                                                                   Number of
                                                                             Principal           Portfolios in          Other
                           Position(s)        Term of Office               Occupation(s)           the Trust        Directorships
                            Held with          and Length of                During Past           Overseen by          Held by
Name, Address and Age       the Trust           Time Served                 Five Years              Trustee            Trustee
---------------------      -----------   ------------------------    ------------------------    -------------   ------------------
ROBERT ARNOLD              Trustee       Shall serve until death,    Founder and co-manages,          26         First Potomac
Date of Birth: 3/44                      resignation or removal.     R. H. Arnold & Co., Inc.                    Realty Trust
                                         Trustee since May           (investment banking                         (real estate
                                         1997.                       company) since 1989.                        investment trust).

DR. ERIC BRUCKER           Trustee       Shall serve until death,    Professor of Economics,          26         None
Date of Birth: 12/41                     resignation or removal.     Widener University since
                                         Trustee since October       July 2004; formerly,
                                         1999.                       Dean, School of Business
                                                                     Administration of
                                                                     Widener University
                                                                     from 2001 to 2004;
                                                                     Dean, College of
                                                                     Business, Public Policy
                                                                     and Health at
                                                                     the University of
                                                                     Maine from September
                                                                     1998 to June 2001.

NICHOLAS GIORDANO          Trustee       Shall serve until death,    Consultant,                      26         Kalmar Pooled
Date of Birth: 3/43                      resignation or removal.     financial services                          Investment Trust;
                                         Trustee since October       organizations from                          Independence
                                         1998.                       1997 to present;                            Blue Cross; and
                                                                     Interim President,                          IntriCon
                                                                     LaSalle University                          Corporation
                                                                     from 1998 to 1999.                          (industrial
                                                                                                                 furnaces and
                                                                                                                 ovens).

LOUIS KLEIN, JR.           Trustee       Shall serve until death,    Self-employed                    26         CRM Mutual
Date of Birth: 5/35                      resignation or removal.     financial consultant                        Fund Trust;
                                         Trustee since October       since 1991.                                 and WHX
                                         1999.                                                                   Corporation.

CLEMENT C. MOORE, II       Trustee       Shall serve until death,    Managing Partner,                26         CRM Mutual
Date of Birth: 9/44                      resignation or removal.     Mariemont Holdings,                         Fund Trust
                                         Trustee since October       LLC, (real estate
                                         1999.                       holding and development
                                                                     company) since 1980.

JOHN J. QUINDLEN           Trustee       Shall serve until death,    Retired since 1993.              26         None
Date of Birth: 5/32                      resignation or removal.
                                         Trustee since October
                                         1999.

MARK A. SARGENT            Trustee       Shall serve until death,    Dean and Professor               26         None
Date of Birth: 4/51                      resignation or removal.     of Law, Villanova
                                         Trustee since November      University School of
                                         2001.                       Law since July 1997.

                                       37

THE ROXBURY FUNDS
-----------------
 TRUSTEES AND OFFICERS (UNAUDITED) -- continued
================================================================================

EXECUTIVE OFFICERS
                                                                                                        Number of
                                                                                   Principal          Portfolios in       Other
                                Position(s)           Term of Office             Occupation(s)          the Trust     Directorships
                                 Held with             and Length of              During Past          Overseen by       Held by
Name, Address and Age            the Trust              Time Served               Five Years             Trustee         Trustee
---------------------        ------------------   ----------------------    ----------------------    -------------   -------------
ERIC K. CHEUNG               Vice President       Shall serve at            Vice President,           N/A             N/A
1100 North Market Street                          the pleasure of           Wilmington Trust
Wilmington, DE 19890                              the Board and             Company since
Date of Birth: 12/54                              until successor is        1986; and Vice
                                                  elected and               President and
                                                  qualified. Officer        Director, RSMC
                                                  since October             since 2001.
                                                  1998.

JOSEPH M. FAHEY, JR.         Vice President       Shall serve at the        Vice President,           N/A             N/A
1100 North Market Street                          pleasure of the           RSMC since 1992.
Wilmington, DE 19890                              Board and until
Date of Birth: 1/57                               successor is
                                                  elected and
                                                  qualified. Officer
                                                  since November
                                                  1999.

JOHN J. KELLEY               Vice President,      Shall serve at            Vice President of         N/A             N/A
1100 North Market Street     Chief Financial      the pleasure of           RSMC since
Wilmington, DE 19890         Officer, Treasurer   the Board and             July 2005;
Date of Birth: 9/59          & Secretary          until successor is        Vice President
                                                  elected and qualified.    of PFPC Inc.
                                                  Officer since             from January
                                                  September 2005.           2005 to June
                                                                            2005; Vice
                                                                            President of
                                                                            Administration,
                                                                            1838 Investment
                                                                            Advisors, LP from
                                                                            1999 to 2005.

WILLIAM P. RICHARDS, JR.     Vice President       Shall serve at            Managing Director,        N/A             N/A
100 Wilshire Boulevard                            the pleasure of           Roxbury Capital
Suite 1000                                        the Board and             Management LLC
Santa Monica, CA 90401                            until successor           (registered investment
Date of Birth: 11/36                              is elected                adviser) since 1998.
                                                  and qualified.
                                                  Officer since
                                                  November 2004.

                                       38

THE ROXBURY FUNDS
-----------------
 TRUSTEES AND OFFICERS (UNAUDITED) -- continued
================================================================================

EXECUTIVE OFFICERS
                                                                                                        Number of
                                                                                 Principal            Portfolios in       Other
                               Position(s)          Term of Office             Occupation(s)            the Trust     Directorships
                                Held with            and Length of              During Past            Overseen by       Held by
Name, Address and Age           the Trust             Time Served                Five Years              Trustee         Trustee
---------------------      -------------------   --------------------    -------------------------    -------------   -------------
ANNA M. BENCROWSKY         Chief Compliance      Shall serve at          Vice President and           N/A             N/A
1100 North Market          Officer               the pleasure of         Chief Compliance
Street                                           the Board and           Officer, RSMC since
Wilmington, DE 19890                             until successor         2004; Vice President
Date of Birth: 5/51                              is elected and          and Chief Compliance
                                                 qualified; Officer      Officer, 1838
                                                 since September         Investment Advisors, LP
                                                 2004.                   from 1998 to 2004;
                                                                         Vice President,
                                                                         Secretary, and
                                                                         Treasurer, 1838
                                                                         Investment Advisors
                                                                         Funds from 1995 to
                                                                         2004; Vice President
                                                                         and Secretary, 1838
                                                                         Bond-Debenture
                                                                         Trading Fund from
                                                                         1982 to 2004.

JOHN C. MCDONNELL          Assistant Treasurer   Shall serve at the      Vice President of            N/A             N/A
1100 North Market                                pleasure of the         RSMC since
Street                                           Board and until         November 2005;
Wilmington, DE 19890                             successor is elected    Audit Senior,
Date of Birth: 4/66                              and qualified.          Deloitte & Touche LLP,
                                                 Officer since           from September 2004
                                                 November 2005.          to October 2005;
                                                                         Assistant Vice President
                                                                         of Administration,
                                                                         1838 Investment
                                                                         Advisors, LP from
                                                                         1999 to 2005.

CHARLOTTA E. VON           Assistant Secretary   Shall serve at the      Mutual Fund Regulatory       N/A             N/A
WETTBERG                                         pleasure of the         Administrator, Wilmington
1100 North Market                                Board and until         Trust Company since
Street                                           successor is elected    2003; From 2001 to
Wilmington, DE 19890                             and qualified.          2003, Regulatory
Date of Birth: 9/70                              Officer since           Administrator, PFPC Inc.
                                                 February 2003.

THE ROXBURY FUNDS (UNAUDITED)
-----------------------------

================================================================================

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge and upon request, on the SEC's website at http:// www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve month period ended June 30 is available without charge and upon request, on the SEC's website listed above.

                                    TRUSTEES
                                Robert H. Arnold
                                Dr. Eric Brucker
                              Robert J. Christian
                              Nicholas A. Giordano
                                Louis Klein, Jr.
                              Clement C. Moore, II
                                John J. Quindlen
                                Mark A. Sargent
                                  Neil Wolfson
                            ------------------------

                                    OFFICERS
                        Robert J. Christian, President/
                            Chief Executive Officer
                        John J. Kelley, Vice President,
                            Chief Financial Officer,
                             Treasurer & Secretary
                          Eric Cheung, Vice President
                      Joseph M. Fahey, Jr., Vice President
                    William P. Richards, Jr., Vice President
                              Anna M. Bencrowsky,
                            Chief Compliance Officer
                            ------------------------

                               INVESTMENT ADVISER
                        Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
                            ------------------------

                                   CUSTODIAN
                            Wilmington Trust Company
                            1100 North Market Street
                              Wilmington, DE 19890
                            ------------------------

                                TRANSFER AGENT,
                               ADMINISTRATOR AND
                                ACCOUNTING AGENT
                                   PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
                            ------------------------

                            ------------------------
                               Visit us online at
                              www.RoxburyFunds.com
                            ------------------------

This semi-annual report is authorized for distribution only to shareholders and to others who have received a current prospectus of The Roxbury Funds.


WROX - SEMI - 12/05

                                    ROXBURY
                            CAPITAL MANAGEMENT, LLC




                            ------------------------
                                      THE
                                 ROXBURY FUNDS
                            ------------------------




                             Small-Cap Growth Fund

                                  Mid-Cap Fund

                                 Micro-Cap Fund



                            ------------------------


                               SEMI-ANNUAL REPORT

                               DECEMBER 31, 2005

                            ------------------------

Item 2. Code of Ethics.

Not applicable.



Item 3. Audit Committee Financial Expert.

Not applicable.



Item 4. Principal Accountant Fees and Services.

Not applicable.



Item 5. Audit Committee of Listed registrants.

Not applicable.



Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.



Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.



Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


Item 11. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1)    Not applicable.

     (a)(2)    Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
               Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                       WT Mutual Fund
                                   ---------------------------------------
By (Signature and Title)*          /s/ Neil Wolfson
                                   ---------------------------------------
                                   Neil Wolfson, President &
                                   Chief Executive Officer
                                   (principal executive officer)

Date                               3/6/06
                                   ---------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ Neil Wolfson
                                   ---------------------------------------
                                   Neil Wolfson, President &
                                   Chief Executive Officer
                                   (principal executive officer)

Date                               3/6/06
                                   ---------------------------------------

By (Signature and Title)*          /s/ John J. Kelley
                                   ---------------------------------------
                                   John J. Kelley, Vice President,
                                   Chief Financial Officer,
                                   Treasurer & Secretary
                                   (principal financial officer)

Date                               3/1/06
                                   ---------------------------------------



* Print the name and title of each signing officer under his or her signature.